UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (41.4%)	Value
Consumer Discretionary (6.2%)
7,700	Amazon.com, Inc.[a]	$7,605,906
23,075	American Axle & Manufacturing Holdings, Inc.[a]	340,125
507	American Public Education, Inc.[a]	10,799
24,826	Aramark	989,564
1,090	Ascent Capital Group, Inc.[a]	18,421
1,200	Bandai Namco Holdings, Inc.	41,716
3,650	Barnes & Noble Education, Inc.[a]	26,390
1,223	Barratt Developments plc	9,933
503	Bellway plc	21,181
1,613	Berkeley Group Holdings plc	74,389
14,490	BorgWarner, Inc.	677,263
2,700	Bridgestone Corporation	113,593
16,640	Bright Horizons Family Solutions, Inc.[a]	1,314,726
16,952	Brunswick Corporation	959,653
4,140	Buffalo Wild Wings, Inc.[a]	445,050
11,720	Burlington Stores, Inc.[a]	1,019,992
7,060	Caleres, Inc.	192,597
5,777	Callaway Golf Company	73,541
3,604	Cedar Fair, LP	250,262
2,024	Century Casinos, Inc.[a]	14,553
5,483	Children’s Place, Inc.	579,279
1,060	Chipotle Mexican Grill, Inc.[a]	364,396
142	Cie Generale des Etablissements Michelin	19,232
487	Citi Trends, Inc.	10,787
94,518	Comcast Corporation	3,823,253
37,874	Core-Mark Holding Company, Inc.	1,388,840
2,629	CSS Industries, Inc.	70,378
2,407	Culp, Inc.	72,210
7,868	Delphi Automotive plc	711,425
2,300	Denso Corporation	110,458
24,125	Discovery Communications, Inc., Class Ca	558,011
10,380	DISH Network Corporation[a]	664,631
21,222	Dollar Tree, Inc.[a]	1,529,682
2,115	Domino’s Pizza, Inc.	394,447
5,550	DSW, Inc.	100,122
62,913	Duluth Holdings, Inc.[a]	1,219,254
3,160	Emerald Expositions Events, Inc.	72,332
1,611	Entravision Communications Corporation	10,471
3,140	Eutelsat Communications	84,981
5,895	Expedia, Inc.	922,391
15,418	Extended Stay America, Inc.	304,814
9,300	Five Below, Inc.[a]	449,283
1,880	FTD Companies, Inc.[a]	36,942
15,977	G-III Apparel Group, Ltd.[a]	415,881
310	Golden Entertainment, Inc.[a]	6,380
18,248	Gray Television, Inc.[a]	271,895
29,610	Habit Restaurants, Inc.[a]	487,085
1,594	Harley-Davidson, Inc.	77,580
11,059	Harvey Norman Holdings, Ltd.	38,668
1,600	Haseko Corporation	20,033
3,392	Haverty Furniture Companies, Inc.	75,472
22,270	Home Depot, Inc.	3,331,592
5,100	Honda Motor Company, Ltd.	142,758
18,810	Houghton Mifflin Harcourt Company[a]	224,780
590	Hyatt Hotels Corporation[a]	32,786
3,400	Inchcape plc	36,041
7,352	International Speedway Corporation	263,202
253	Ipsos SA	8,736
582	JM AB	20,428
5,410	La-Z-Boy, Inc.	182,858
551	Libbey, Inc.	4,959

Shares	Common Stock (41.4%)	Value
Consumer Discretionary (6.2%) - continued
9,390	Liberty Interactive Corporation[a]	$224,797
12,357	Liberty Media Corporation - Liberty SiriusXM[a]	568,422
8,053	Lithia Motors, Inc.	831,472
16,408	Lowe’s Companies, Inc.	1,269,979
3,005	Marks and Spencer Group plc	12,772
3,175	Michaels Companies, Inc.[a]	63,945
4,890	Modine Manufacturing Company[a]	79,462
21,790	Nautilus, Inc.[a]	383,504
37,030	Newell Brands, Inc.	1,952,222
9,440	News Corporation, Class A	135,086
3,080	News Corporation, Class B	45,276
267	Nexity SA	14,321
449	Next plc	23,404
900	Nikon Corporation	15,858
25,150	Norwegian Cruise Line Holdings, Ltd.[a]	1,385,011
39,066	Nutrisystem, Inc.	2,177,929
1,404	O’Reilly Automotive, Inc.[a]	286,837
17,404	Oxford Industries, Inc.	1,098,715
12,930	Papa John’s International, Inc.	922,297
81,270	Pinnacle Entertainment, Inc.[a]	1,544,130
7,560	Polaris Industries, Inc.	677,830
1,000	Priceline Group, Inc.[a]	2,028,500
126	Publicis Groupe SA	9,528
9,522	PVH Corporation	1,135,879
2,030	Restaurant Brands International, Inc.	120,947
12,327	Ross Stores, Inc.	681,930
128	RTL Group SA	9,958
2,670	Ruth’s Hospitality Group, Inc.	53,400
445	Scripps Networks Interactive, Inc.	38,897
767	SES SA	18,043
4,750	Signet Jewelers, Ltd.	290,510
2,900	Singapore Press Holdings, Ltd.	6,226
43,035	Six Flags Entertainment Corporation	2,447,400
2,855	SSP Group plc	19,192
3,530	Stamps.com, Inc.[a]	522,793
320	Standard Motor Products, Inc.	16,122
25,546	Starbucks Corporation	1,378,973
1,540	Steven Madden, Ltd.[a]	63,140
1,600	Subaru Corporation	57,723
2,400	Sumitomo Forestry Company, Ltd.	36,738
2,000	Sumitomo Rubber Industries, Ltd.	34,680
100	Swatch Group AG	7,702
320	Systemax, Inc.	5,798
8,262	Taylor Morrison Home Corporation[a]	186,886
1,897	Tenneco, Inc.	104,904
25,310	Time, Inc.	355,606
31,783	Toll Brothers, Inc.	1,226,506
16,635	Tower International, Inc.	410,885
400	Toyoda Gosei Company, Ltd.	9,438
39,523	Tuesday Morning Corporation[a]	73,118
17,716	Tupperware Brands Corporation	1,075,538
700	TV Asahi Holdings Corporation	12,728
1,519	Ulta Beauty, Inc.[a]	381,588
4,760	Vail Resorts, Inc.	1,003,218
10,387	VF Corporation	645,968
440	Visteon Corporation[a]	49,078
14,162	Walt Disney Company	1,556,829
2,625	Whirlpool Corporation	466,935
36,260	Wingstop, Inc.[a]	1,088,163
1,760	Wolters Kluwer NV	78,273
1,220	Wyndham Worldwide Corporation	127,331
900	Yokohama Rubber Company, Ltd.	18,124

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (41.4%)	Value
Consumer Discretionary (6.2%) - continued
39,161	Zoe’s Kitchen, Inc.[a]	$442,911

	Total	65,349,782

Consumer Staples (1.1%)
11,060	Altria Group, Inc.	718,568
38,860	Blue Buffalo Pet Products, Inc.[a]	869,298
7,052	Coca-Cola Amatil, Ltd.	46,437
1,628	Coca-Cola HBC AG	49,219
38,830	Cott Corporation	603,418
1,210	CVS Health Corporation	96,715
24,516	Darling Ingredients, Inc.[a]	398,875
19,206	e.l.f. Beauty, Inc.[a]	487,256
228	Ebro Foods SA	5,458
1,088	Grieg Seafood ASA	8,932
18,097	Hain Celestial Group, Inc.[a]	809,117
257	Henkel AG & Company KGaA	32,333
149	Imperial Brands plc	6,136
4,690	Ingredion, Inc.	578,371
2,870	Inter Parfums, Inc.	111,356
200	Kesko Oyj	10,113
1,100	Kewpie Corporation	27,669
300	Kimberly-Clark Corporation	36,948
600	Kirin Holdings Company, Ltd.	13,214
1	Lindt & Spruengli AG	5,693
33,580	MGP Ingredients, Inc.	1,979,877
6,986	Mondelez International, Inc.	307,524
21,317	Monster Beverage Corporation[a]	1,124,472
8,190	PepsiCo, Inc.	955,036
10,011	Pinnacle Foods, Inc.	594,453
262	SalMar ASA	6,812
676	Seneca Foods Corporation[a]	19,401
300	Seven & I Holdings Company, Ltd.	12,091
17,381	SpartanNash Company	482,149
600	Suedzucker AG	12,806
21,090	SUPERVALU, Inc.[a]	75,502
2,705	Svenska Cellulosa AB SCA	22,397
2,262	Tate & Lyle plc	20,058
1,998	Unilever plc	113,952
15,720	US Foods Holding Corporation[a]	442,518
8,416	Wal-Mart Stores, Inc.	673,196
6,000	Want Want China Holdings, Ltd.	4,052

	Total	11,761,422

Energy (1.2%)
600	Anadarko Petroleum Corporation	27,402
22,967	Archrock, Inc.	251,489
2,045	Bill Barrett Corporation[a]	6,912
48,620	BP plc	285,582
980	C&J Energy Services, Inc.[a]	31,693
3,560	California Resources Corporation[a]	28,907
44,866	Callon Petroleum Company[a]	507,883
1,230	Chevron Corporation	134,304
1,995	Cimarex Energy Company	197,565
9,162	Concho Resources, Inc.[a]	1,193,442
2,380	Contango Oil & Gas Company[a]	14,280
6,500	Continental Resources, Inc.[a]	217,295
2,415	Delek US Holdings, Inc.	63,056
1,060	Devon Energy Corporation	35,309
600	EQT Corporation	38,220
2,170	Era Group, Inc.[a]	19,009
1,730	Exterran Corporation[a]	47,904
16,234	Exxon Mobil Corporation	1,299,369
15,880	Halliburton Company	673,947
6,737	HollyFrontier Corporation	194,295
3,347	John Wood Group plc	27,012
5,614	Marathon Oil Corporation	68,659

Shares	Common Stock (41.4%)	Value
Energy (1.2%) - continued
1,065	Matrix Service Company[a]	$11,023
2,840	NCS Multistage Holdings, Inc.[a]	63,758
4,180	Newpark Resources, Inc.[a]	34,903
4,360	Noble Corporation[a]	17,440
33,165	Oil States International, Inc.[a]	824,150
1,897	OMV AG	107,459
10,079	Overseas Shipholding Group, Inc.[a]	31,043
2,650	Par Pacific Holdings, Inc.[a]	47,461
32,064	Parsley Energy, Inc.[a]	938,834
37,886	Patterson-UTI Energy, Inc.	732,715
6,318	Petrofac, Ltd.	37,332
16,463	Pioneer Energy Services Corporation[a]	36,219
2,350	Pioneer Natural Resources Company	383,285
14,394	ProPetro Holding Corporation[a]	187,122
2,718	Repsol SA	45,521
89,286	Rowan Companies plc[a]	1,041,968
1,736	Royal Dutch Shell plc	49,111
612	Royal Dutch Shell plc, Class A	17,284
3,977	Royal Dutch Shell plc, Class B	113,296
12,380	RPC, Inc.	256,390
21,237	Smart Sand, Inc.[a]	139,739
1,108	Statoil ASA	20,824
18,557	Teekay Tankers, Ltd.	33,403
5,853	Tesco Corporation[a]	26,924
2,470	TETRA Technologies, Inc.[a]	6,941
728	TGS Nopec Geophysical Company ASA	15,385
1,726	Total SA	87,773
17,018	U.S. Silica Holdings, Inc.	495,734
102,520	Weatherford International plc[a]	457,239
2,549	Westmoreland Coal Company[a]	10,986
35,270	Whiting Petroleum Corporation[a]	185,167
101,425	WPX Energy, Inc.[a]	1,093,361

	Total	12,913,324

Financials (6.6%)
1,307	Aareal Bank AG	54,513
1,616	ABN AMRO Group NVb	45,676
10,292	Affiliated Managers Group, Inc.	1,912,562
4,350	AG Mortgage Investment Trust, Inc.	80,083
21,385	AGNC Investment Corporation	452,934
20,150	Ally Financial, Inc.	456,196
580	American International Group, Inc.	37,961
24,006	Ameris Bancorp	1,099,475
5,545	Aon plc	766,153
3,232	Argo Group International Holdings, Ltd.	193,758
6,960	Aspen Insurance Holdings, Ltd.	339,648
43,160	Assured Guaranty, Ltd.	1,942,632
25,528	Astoria Financial Corporation	515,155
420	ASX, Ltd.	17,567
3,709	Australia & New Zealand Banking Group, Ltd.	87,937
12,095	Aviva plc	85,972
10,778	Banco Bilbao Vizcaya Argentaria SA	97,516
26,510	BancorpSouth, Inc.	796,625
41,751	Bank of America Corporation	1,007,034
23,697	Bank of New York Mellon Corporation	1,256,652
2,091	Bank of Nova Scotia	130,265
18,117	Bank of the Ozarks, Inc.	781,749
2,420	BankFinancial Corporation	36,252
4,028	Bankia, SA	20,359
10,883	Beneficial Bancorp, Inc.	169,775
11,010	Berkshire Hathaway, Inc.[a]	1,926,420
1,430	Blackstone Group, LP	47,833
1,570	Blue Hills Bancorp, Inc.	29,751

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (41.4%)	Value
Financials (6.6%) - continued
20,149	Boston Private Financial Holdings, Inc.	$309,287
5,110	Brookline Bancorp, Inc.	75,883
1,680	Brown & Brown, Inc.	74,928
1,206	Cadence Bancorporation[a]	27,545
490	Capital One Financial Corporation	42,228
8,180	Capstead Mortgage Corporation	80,000
242	Carolina Financial Corporation	8,141
9,894	Cathay General Bancorp	370,530
17,063	Central Pacific Financial Corporation	527,759
11,809	Chemical Financial Corporation	569,076
2,000	Chiba Bank, Ltd.	14,349
310	Chubb, Ltd.	45,403
940	CI Financial Corporation	20,478
55,327	Citigroup, Inc.	3,787,133
4,687	Citizens Financial Group, Inc.	164,420
890	Clifton Bancorp, Inc.	14,854
673	Close Brothers Group plc	13,684
33,180	CNO Financial Group, Inc.	759,158
3,236	CNP Assurances	78,122
33,381	CoBiz Financial, Inc.	587,506
4,750	Comerica, Inc.	343,472
1,000	Concordia Financial Group, Ltd.	5,043
2,001	CYS Investments, Inc.	17,029
1,223	Danske Bank AS	49,529
600	DBS Group Holdings, Ltd.	9,572
10,023	Direct Line Insurance Group plc	49,535
3,650	Dynex Capital, Inc.	25,221
30,307	E*TRADE Financial Corporation[a]	1,242,587
2,251	Eagle Bancorp, Inc.[a]	140,575
12,500	East West Bancorp, Inc.	712,250
1,350	Elevate Credit, Inc.[a]	11,111
4,181	Ellington Residential Mortgage REIT	62,004
7,663	Employers Holdings, Inc.	332,191
2,240	Enova International, Inc.[a]	32,480
13,709	Enterprise Financial Services Corporation	542,191
1,048	Erste Group Bank AG	43,413
13,666	Essent Group, Ltd.[a]	525,048
3,770	Everi Holdings, Inc.[a]	28,124
333	FBL Financial Group, Inc.	22,611
310	Fidelity Southern Corporation	6,529
3,040	Fifth Third Bancorp	81,168
1,806	Financial Institutions, Inc.	53,096
105,300	First BanCorp[a]	617,058
15,165	First Commonwealth Financial Corporation	197,600
2,366	First Connecticut Bancorp, Inc.	60,570
794	First Defiance Financial Corporation	41,089
2,460	First Financial Bancorp	62,976
1,475	First Financial Corporation	67,924
550	First Interstate BancSystem, Inc.	20,102
1,960	First Merchants Corporation	79,262
11,356	First Midwest Bancorp, Inc.	252,217
2,061	First of Long Island Corporation	57,605
24,084	First Republic Bank	2,416,348
12,273	FlexiGroup, Ltd.	18,956
7,440	FNF Group	363,518
214	Franklin Financial Network, Inc.[a]	7,394
1,418	Franklin Resources, Inc.	63,498
16,000	Fukuoka Financial Group, Inc.	73,765
6,460	GAIN Capital Holdings, Inc.	43,347
787	Genworth MI Canada, Inc.	22,958
8,568	Goldman Sachs Group, Inc.	1,930,627
4,969	Great Southern Bancorp, Inc.	258,140
5,188	Green Bancorp, Inc.[a]	116,471

Shares	Common Stock (41.4%)	Value
Financials (6.6%) - continued
18,299	Hamilton Lane, Inc.	$410,996
955	Hancock Holding Company	43,930
42,304	Hanmi Financial Corporation	1,212,010
2,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	46,500
713	Hannover Rueckversicherung SE	89,994
12,533	Hanover Insurance Group, Inc.	1,188,880
14,885	Hartford Financial Services Group, Inc.	818,675
143	Heartland Financial USA, Inc.	6,735
20,330	Heritage Commerce Corporation	282,384
2,739	Heritage Financial Corporation	74,501
400	Hokuhoku Financial Group, Inc.	6,503
4,107	Hometrust Bancshares, Inc.[a]	99,184
28,981	Hope Bancorp, Inc.	510,935
14,881	Horace Mann Educators Corporation	549,109
3,050	Horizon Bancorp	80,429
17,688	Houlihan Lokey, Inc.	657,640
20,720	HSBC Holdings plc	207,509
73,910	Huntington Bancshares, Inc.	979,307
6,096	IBERIABANK Corporation	492,862
2,190	Independent Bank Corporation	46,428
5,534	Infinity Property & Casualty Corporation	553,677
1,324	ING Groep NV	24,737
442	Intact Financial Corporation	34,335
30,766	Interactive Brokers Group, Inc.	1,232,178
28,240	Intercontinental Exchange, Inc.	1,883,890
12,716	Invesco Mortgage Capital. Inc.	211,467
8,150	Invesco, Ltd.	283,375
15,350	Investors Bancorp, Inc.	203,848
56,940	KeyCorp	1,027,198
3,516	Kinsale Capital Group, Inc.	136,843
1,067	Lakeland Bancorp, Inc.	20,646
3,730	Lazard, Ltd.	174,228
19,390	Loews Corporation	943,905
2,620	M&T Bank Corporation	427,453
511	Macquarie Group, Ltd.	35,082
18,084	Maiden Holdings, Ltd.	200,732
20,838	Mapfre SA	77,618
3,190	MarketAxess Holdings, Inc.	647,219
13,810	Meta Financial Group, Inc.	984,653
1,780	MetLife, Inc.	97,900
19,040	MGIC Investment Corporation[a]	222,197
7,940	MidWestOne Financial Group, Inc.	273,295
2,400	Mitsubishi UFJ Financial Group, Inc.	15,226
28,600	Mizuho Financial Group, Inc.	50,862
280	Morgan Stanley	13,132
500	MS and AD Insurance Group Holdings, Inc.	17,537
3,300	MTGE Investment Corporation	61,380
86	Muenchener Rueckversicherungs-Gesellschaft AG	18,473
17,220	National Bank Holdings Corporation	587,719
1,406	National Bank of Canada	63,322
1,954	Navigators Group, Inc.	111,378
12,970	New Residential Investment Corporation	220,490
3,242	Nordea Bank AB	40,907
924	OFG Bancorp	9,286
10,501	Old Mutual plc	27,236
2,133	Old Second Bancorp, Inc.	25,276
35,479	OM Asset Management plc	534,669
13,602	PacWest Bancorp	653,168
454	Pargesa Holding SA	36,231
590	Peoples Bancorp, Inc.	19,234

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (41.4%)	Value
Financials (6.6%) - continued
4,280	Poste Italiane SPA[b]	$31,506
1,394	Power Corporation of Canada	33,901
660	Preferred Bank	37,059
7,390	Primerica, Inc.	598,959
19,978	Progressive Corporation	941,563
6,920	Provident Financial Services, Inc.	183,518
830	QCR Holdings, Inc.	38,139
10,890	Raymond James Financial, Inc.	905,939
8,246	Renasant Corporation	349,548
5,000	Resona Holdings, Inc.	25,758
314	Safety Insurance Group, Inc.	22,278
9,537	Sandy Spring Bancorp, Inc.	381,861
55,820	Santander Consumer USA Holdings Inc.[a]	715,054
850	Schroders plc	38,626
11,932	Seacoast Banking Corporation of Florida[a]	278,851
1,130	Selective Insurance Group, Inc.	57,234
5,400	Senshu Ikeda Holdings, Inc.	22,369
145,107	SLM Corporation[a]	1,607,786
1,472	Societe Generale	86,310
9,939	State Auto Financial Corporation	256,327
1,148	State Bank Financial Corporation	31,513
3,965	State National Companies, Inc.	82,789
550	State Street Corporation	51,276
31,970	Stifel Financial Corporation[a]	1,625,674
3,500	Sumitomo Mitsui Trust Holdings, Inc.	128,531
9,527	SVB Financial Group[a]	1,699,998
1,176	Swiss Re AG	113,381
2,340	Synchrony Financial	70,949
37,528	Synovus Financial Corporation	1,631,717
22,411	TD Ameritrade Holding Corporation	1,024,855
920	Territorial Bancorp, Inc.	27,720
285	TMX Group, Ltd.	15,110
6,470	TriCo Bancshares	238,743
3,025	TriState Capital Holdings, Inc.[a]	69,575
1,800	Triumph Bancorp, Inc.[a]	51,120
20,423	TrustCo Bank Corporation	169,511
5,773	Union Bankshares Corporation	178,328
15,520	United Community Banks, Inc.	430,835
7,211	United Financial Bancorp, Inc.	130,447
590	United Fire Group, Inc.	26,621
1,720	Unum Group	86,224
206	Vienna Insurance Group AG Wiener Versicherung Gruppe	6,201
1,020	Washington Trust Bancorp, Inc.	55,539
370	WesBanco, Inc.	14,145
21,710	Western Alliance Bancorp[a]	1,093,750
8,291	Western Asset Mortgage Capital Corporation	86,143
112	Westwood Holdings Group, Inc.	6,602
4,169	WSFS Financial Corporation	188,231
28,740	Zions Bancorporation	1,302,497
11	Zurich Insurance Group AG	3,353

	Total	70,325,618

Health Care (5.7%)
10,790	Abbott Laboratories	530,652
8,589	ABIOMED, Inc.[a]	1,271,945
24,916	Acadia Healthcare Company, Inc.[a]	1,318,804
10,494	Aerie Pharmaceuticals, Inc.[a]	569,824
18,879	Akorn, Inc.[a]	634,712
11,711	Alexion Pharmaceuticals, Inc.[a]	1,608,389
5,489	Align Technology, Inc.[a]	917,925
8,270	Amgen, Inc.	1,443,198
551	Ansell, Ltd.	9,681

Shares	Common Stock (41.4%)	Value
Health Care (5.7%) - continued
6,075	Asterias Biotherapeutics, Inc.[a]	$21,566
185	Atrion Corporation	116,957
250	Biogen, Inc.[a]	72,397
11,865	BioMarin Pharmaceutical, Inc.[a]	1,040,916
1,941	CAE, Inc.	32,896
16,774	Cardiovascular Systems, Inc.[a]	529,220
56,640	Catalent, Inc.[a]	1,965,408
22,513	Celgene Corporation[a]	3,048,485
2,350	Charles River Laboratories International, Inc.[a]	230,770
4,312	Chemed Corporation	851,620
1,358	ChemoCentryx, Inc.[a]	13,770
5,357	CIGNA Corporation	929,761
6,250	Coherus Biosciences, Inc.[a]	81,562
1,500	CONMED Corporation	76,980
500	Cooper Companies, Inc.	121,935
976	Danaher Corporation	79,534
2,130	Dentsply Sirona, Inc.	132,124
10,570	Dexcom, Inc.[a]	704,068
800	Diplomat Pharmacy, Inc.[a]	12,696
6,370	Eagle Pharmaceuticals, Inc.[a]	313,085
4,215	Edwards Lifesciences Corporation[a]	485,484
34,830	Evolent Health, Inc.[a]	860,301
680	Express Scripts Holding Company[a]	42,595
64,540	GenMark Diagnostics, Inc.[a]	763,508
950	GlaxoSmithKline plc ADR	38,494
2,720	Heska Corporation[a]	297,949
71,390	Hologic, Inc.[a]	3,156,152
3,220	INC Research Holdings, Inc.[a]	177,100
14,763	Inogen, Inc.[a]	1,393,332
25,782	Intersect ENT, Inc.[a]	706,427
5,400	Intra-Cellular Therapies, Inc.[a]	62,478
18,701	Ironwood Pharmaceuticals, Inc.[a]	331,943
16,180	Johnson & Johnson	2,147,410
65	Le Noble Age SA	3,847
4,179	Magellan Health Services, Inc.[a]	311,544
33,828	Medtronic plc	2,840,537
2,010	Merck & Company, Inc.	128,399
1,279	Merck KGaA	140,346
2,290	Mettler-Toledo International, Inc.[a]	1,312,353
18,938	Mylan NVa	738,393
33,675	Myriad Genetics, Inc.[a]	817,292
1,528	National Healthcare Corporation	99,580
13,885	Neurocrine Biosciences, Inc.[a]	666,896
23,032	Nevro Corporation[a]	1,982,134
3,678	Novartis AG	313,284
2,179	Novo Nordisk AS	92,672
30,896	NuVasive, Inc.[a]	2,032,648
17,910	Omnicell, Inc.[a]	888,336
8,380	PerkinElmer, Inc.	551,655
8,168	Perrigo Company plc	611,947
47,060	Pfizer, Inc.	1,560,510
2,259	PharMerica Corporation[a]	56,814
4,670	Prothena Corporation plc[a]	288,419
12,312	Tactile Systems Technology, Inc.[a]	363,820
9,279	Teleflex, Inc.	1,922,794
7,390	Thermo Fisher Scientific, Inc.	1,297,167
1,875	Triple-S Management Corporation[a]	29,025
23,169	UnitedHealth Group, Inc.	4,444,046
4,160	Universal Health Services, Inc.	461,053
19,045	Veeva Systems, Inc.[a]	1,214,309
6,127	Vertex Pharmaceuticals, Inc.[a]	930,201
2,120	Waters Corporation[a]	367,693
3,680	West Pharmaceutical Services, Inc.	326,416
23,080	Wright Medical Group NVa	606,312
7,410	Zimmer Biomet Holdings, Inc.	898,981

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (41.4%)	Value
Health Care (5.7%) - continued
40,480	Zoetis, Inc.	$2,530,810

	Total	59,974,286

Industrials (6.1%)
16	A P Moller - Maersk AS, Class A	33,416
27	A P Moller - Maersk AS, Class B	58,937
3,990	ABM Industries, Inc.	178,034
1,737	Acco Brands Corporation[a]	20,236
1,540	Adecco SA	117,491
22,345	Advanced Disposal Services, Inc.[a]	540,302
7,571	AECOM[a]	241,515
8,574	Aegion Corporation[a]	205,262
13,715	AGCO Corporation	989,400
5,706	Allison Transmission Holdings, Inc.	215,687
11,890	AMETEK, Inc.	732,186
900	Asahi Glass Company, Ltd.	37,881
1,364	Astec Industries, Inc.	68,568
39,966	AZZ, Inc.	2,026,276
7,850	Babcock & Wilcox Enterprises, Inc.[a]	82,425
4,280	Barnes Group, Inc.	257,570
250	Boeing Company	60,615
6,075	Brink’s Company	474,761
14,156	BWX Technologies, Inc.	745,738
5,311	CBIZ, Inc.[a]	78,868
1,779	CIRCOR International, Inc.	89,057
7,500	CK Hutchison Holdings, Ltd.	98,693
4,260	Colfax Corporation[a]	175,853
9,250	Comfort Systems USA, Inc.	308,025
6,000	ComfortDelGro Corporation, Ltd	10,223
8,102	Costamare, Inc.	52,096
1,070	Crane Company	80,785
246	CSW Industrials, Inc.[a]	9,606
28,332	CSX Corporation	1,397,901
11,170	Cummins, Inc.	1,875,443
4,640	Curtiss-Wright Corporation	447,389
1,000	Dai Nippon Printing Company, Ltd.	11,030
720	Delta Air Lines, Inc.	35,539
723	Deutsche Lufthansa AG	15,526
9,910	Dover Corporation	832,440
15,173	Eaton Corporation plc	1,187,287
11,075	EMCOR Group, Inc.	747,563
13,580	Encore Wire Corporation	605,668
3,130	EnerSys	226,205
2,975	Equifax, Inc.	432,684
1,042	ESCO Technologies, Inc.	64,291
8,010	Federal Signal Corporation	148,185
1,855	Finning International, Inc.	37,331
13,900	Fortune Brands Home and Security, Inc.	912,813
1,131	Franklin Electric Company, Inc.	45,692
700	Fuji Machine Manufacturing Company, Ltd.	11,389
1,760	Gardner Denver Holdings, Inc.[a]	40,410
49,987	General Electric Company	1,280,167
8,310	Genesee & Wyoming, Inc.[a]	541,480
3,188	Gibraltar Industries, Inc.[a]	95,162
24,658	Granite Construction, Inc.	1,208,735
5,692	GWA Group, Ltd.	14,765
13,840	Harsco Corporation[a]	213,828
11,442	Healthcare Services Group, Inc.	597,845
12,810	Heico Corporation	1,029,540
630	Heidrick & Struggles International, Inc.	11,403
1,430	Herman Miller, Inc.	48,155
400	Hitachi Transport System, Ltd.	9,207
47	Hochtief AG	8,389

Shares	Common Stock (41.4%)	Value
Industrials (6.1%) - continued
10,008	Honeywell International, Inc.	$1,362,289
1,700	Hubbell, Inc.	201,943
3,960	Huntington Ingalls Industries, Inc.	816,196
790	Hyster-Yale Materials Handling, Inc.	55,979
8,091	ICF International, Inc.[a]	366,118
700	Inaba Denki Sangyo Company, Ltd.	27,571
540	Ingersoll-Rand plc	47,455
30,427	Interface, Inc.	576,592
1,180	International Seaways, Inc.[a]	26,916
9,500	ITOCHU Corporation	148,974
3,707	ITT Corporation	151,987
406	Jardine Matheson Holdings, Ltd.	25,907
5,339	JB Hunt Transport Services, Inc.	484,301
4,460	KAR Auction Services, Inc.	187,498
370	Kelly Services, Inc.	8,240
4,552	Kforce, Inc.	85,122
29,200	Kirby Corporation[a]	1,778,280
2,400	KITZ Corporation	21,476
703	KONE Oyj	36,617
587	Koninklijke Boskalis Westminster NV	20,995
2,460	Lincoln Electric Holdings, Inc.	214,660
5,000	Lindsay Corporation	458,350
311	Loomis AB	11,556
1,500	Marubeni Corporation	9,940
19,400	Masco Corporation	739,722
12,670	Masonite International Corporation[a]	983,826
183	McGrath Rentcorp	6,502
4,025	Meggitt plc	26,715
1,020	Meritor, Inc.[a]	17,626
7,841	Middleby Corporation[a]	1,024,662
1,400	MIRAIT Holdings Corporation	16,414
1,000	Mitsubishi Heavy Industries, Ltd.	3,976
1,000	Mitsuboshi Belting, Ltd.	11,440
1,396	Monadelphous Group, Ltd.	17,031
2,970	Moog, Inc.[a]	220,730
60,910	MRC Global, Inc.[a]	995,269
880	Mueller Industries, Inc.	27,720
6,968	MYR Group, Inc.[a]	221,652
2,215	National Express Group plc	10,647
5,612	Navigant Consulting, Inc.[a]	95,011
32,003	NCI Building Systems, Inc.[a]	576,054
1,000	Nippon Express Company, Ltd.	6,386
1,900	Nitto Kogyo Corporation	30,775
390	Norfolk Southern Corporation	43,906
667	Northgate plc	3,799
6,106	Old Dominion Freight Line, Inc.	585,627
19,387	On Assignment, Inc.[a]	954,810
18,369	Orbital ATK, Inc.	1,876,944
1,200	Orion Group Holdings, Inc.[a]	8,424
21,612	Oshkosh Corporation	1,488,202
1,629	Parker Hannifin Corporation	270,381
38,084	PGT Innovations, Inc.[a]	495,092
641	Philips Lighting NVb	24,361
1,084	Ply Gem Holdings, Inc.[a]	18,970
6,505	Proto Labs, Inc.[a]	480,720
890	Quanex Building Products Corporation	19,135
2,937	Radiant Logistics, Inc.[a]	12,717
13,541	Raven Industries, Inc.	465,810
7,233	Raytheon Company	1,242,412
760	Regal-Beloit Corporation	63,346
927	RELX NV	19,471
14,250	Rockwell Collins, Inc.	1,518,053
17	Rolls-Royce Holdings plc	199
6,627	Roper Industries, Inc.	1,540,512
1,000	Ryobi, Ltd.	4,729

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (41.4%)	Value
Industrials (6.1%) - continued
39,724	Saia, Inc.[a]	$2,158,999
1,000	Sanwa Holdings Corporation	10,829
152	Schindler Holding AG, Participation Certificate	32,781
52	SFS Group AGa	5,916
916	Siemens AG	124,302
530	Skanska AB	12,043
4,714	SKF AB	93,696
1,601	Smiths Group plc	32,428
11,900	Sojitz Corporation	29,977
72,091	Southwest Airlines Company	4,001,771
1,790	SP Plus Corporation[a]	58,533
289	Spirax-Sarco Engineering plc	21,211
5,296	SPX Corporation[a]	145,746
4,244	SPX FLOW, Inc.[a]	150,492
1,230	Stanley Black & Decker, Inc.	173,049
216	Sulzer, Ltd.	24,237
27,323	Team, Inc.[a]	392,085
1,500	Teijin, Ltd.	30,074
3,880	Tennant Company	293,134
13,940	Terex Corporation	548,818
700	Toppan Forms Company, Ltd.	7,278
49,620	TPI Composites, Inc.[a]	934,841
20,192	TransUnion[a]	925,399
11,925	TriMas Corporation[a]	290,374
974	Triton International, Ltd.	35,122
6,398	TrueBlue, Inc.[a]	163,469
14,250	United Continental Holdings, Inc.[a]	964,440
640	United Parcel Service, Inc.	70,586
9,761	United Rentals, Inc.[a]	1,161,169
250	United Technologies Corporation	29,643
6,012	Univar, Inc.[a]	186,613
619	Universal Forest Products, Inc.	51,903
2,896	Universal Truckload Services, Inc.	42,137
685	Valmont Industries, Inc.	104,600
2,207	Vectrus, Inc.[a]	75,060
1,240	Vinci SA	111,037
7,130	WABCO Holdings, Inc.[a]	980,874
22,065	WageWorks, Inc.[a]	1,438,638
31,732	Waste Connections, Inc.	2,061,945
3,168	Watsco, Inc.	477,639
21,800	Willdan Group, Inc.[a]	732,698
487	Wolseley plc	29,078
414	WSP Global, Inc.	16,806
5,278	Xylem, Inc.	299,421
1,556	YIT Oyj	13,214
400	Yuasa Trading Company, Ltd.	12,816

	Total	64,974,629

Information Technology (11.1%)
17,800	2U, Inc.[a]	921,150
26,260	Advanced Micro Devices, Inc.[a]	357,399
26,039	Agilent Technologies, Inc.	1,556,872
35,437	Akamai Technologies, Inc.[a]	1,670,500
13,310	Alliance Data Systems Corporation	3,213,433
4,410	Alphabet, Inc., Class Aa	4,169,655
2,761	Alphabet, Inc., Class Ca	2,569,110
59	Alten SA	5,094
10,442	Ambarella, Inc.[a]	522,622
1,778	American Software, Inc.	17,247
18,571	Amphenol Corporation	1,422,910
3,087	Analog Devices, Inc.	243,904
27,628	Apple, Inc.	4,109,112
26,454	Applied Materials, Inc.	1,172,177
26,872	Arista Networks, Inc.[a]	4,011,721
17,573	Arrow Electronics, Inc.[a]	1,428,509

Shares	Common Stock (41.4%)	Value
Information Technology (11.1%) - continued
7,730	Aspen Technology, Inc.[a]	$439,605
2,190	Atkore International Group, Inc.[a]	45,596
480	Autobytel, Inc.[a]	5,285
100	Azbil Corporation	3,950
10,600	Belden, Inc.	762,564
3,181	Benchmark Electronics, Inc.[a]	107,041
126	BKW FMB Energie	7,180
31,700	Booz Allen Hamilton Holding Corporation	1,087,310
6,168	Brooks Automation, Inc.	151,486
2,540	CA, Inc.	78,842
900	Canon, Inc.	31,312
1,423	Cap Gemini SA	154,921
596	Capital Power Corporation	11,765
16,678	Cavium, Inc.[a]	1,033,035
4,645	CDW Corporation	294,632
84,187	Ciena Corporation[a]	2,167,815
53,070	Cisco Systems, Inc.	1,669,051
5,676	Cognex Corporation	539,561
23,742	Cognizant Technology Solutions Corporation	1,645,795
1,090	CommerceHub, Inc.[a]	19,598
12,320	CommVault Systems, Inc.[a]	733,656
2,629	Comtech Telecommunications Corporation	47,322
5,180	Conduent Incorporated[a]	85,522
5,744	CoreLogic, Inc.[a]	261,639
18,232	Criteo SA ADR[a]	922,539
4,924	Descartes Systems Group, Inc.[a]	123,592
47,900	Dolby Laboratories, Inc.	2,478,825
27,852	DST Systems, Inc.	1,529,075
18,992	eBay, Inc.[a]	678,584
10,680	Endurance International Group Holdings, Inc.[a]	98,790
3,150	Entegris, Inc.[a]	82,215
18,055	Envestnet, Inc.[a]	705,048
3,570	Euronet Worldwide, Inc.[a]	344,898
30,862	EVERTEC, Inc.	550,887
1,820	ExlService Holdings, Inc.[a]	104,741
6,700	Extreme Networks, Inc.[a]	58,893
34,080	Facebook, Inc.[a]	5,768,040
10,960	Fidelity National Information Services, Inc.	999,771
25,280	Finisar Corporation[a]	688,122
7,112	Fiserv, Inc.[a]	913,892
48,320	FLIR Systems, Inc.	1,803,302
484	Forrester Research, Inc.	19,747
26,587	Fortinet, Inc.[a]	981,326
2,100	FUJIFILM Holdings NPV	77,193
5,810	Global Payments, Inc.	548,290
34,733	Guidewire Software, Inc.[a]	2,506,333
16,920	HP, Inc.	323,172
4,072	IAC/InterActiveCorporation[a]	426,053
10,440	II-VI, Inc.[a]	397,764
12,037	Insight Enterprises, Inc.[a]	487,739
1,280	Integrated Device Technology, Inc.[a]	33,459
38,340	Intel Corporation	1,359,920
1,342	IXYS Corporation[a]	23,351
13,142	Keysight Technologies, Inc.[a]	546,576
3,700	Konica Minolta Holdings, Inc.	30,648
10,650	Lam Research Corporation	1,698,249
7,990	Liberty Tripadvisor Holdings, Inc.[a]	93,882
13,990	M/A-COM Technology Solutions Holdings, Inc.[a]	847,094
5,938	ManTech International Corporation	235,857
37,046	MasterCard, Inc.	4,734,479

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (41.4%)	Value
Information Technology (11.1%) - continued
5,020	Maxim Integrated Products, Inc.	$228,109
3,850	Methode Electronics, Inc.	153,037
9,460	Microsemi Corporation[a]	492,677
58,989	Microsoft Corporation	4,288,500
832	Mitek Systems, Inc.[a]	7,904
7,360	Mobileye NVa	465,888
18,309	Monolithic Power Systems, Inc.	1,873,377
24,430	National Instruments Corporation	1,005,050
1,000	NEC Networks & System Integration Corporation	21,849
38,660	New Relic, Inc.[a]	1,815,474
7,312	Nice, Ltd. ADR	545,914
6,438	NRG Yield, Inc., Class A	117,365
5,818	NVIDIA Corporation	945,483
7,897	NXP Semiconductors NVa	871,276
15,670	ON Semiconductor Corporation[a]	234,266
31,797	Oracle Corporation	1,587,624
10,170	Paylocity Holding Corporation[a]	462,430
57,260	PayPal Holdings, Inc.[a]	3,352,573
15,196	Pegasystems, Inc.	918,598
5,087	Progress Software Corporation	162,835
29,642	Proofpoint, Inc.[a]	2,526,684
29,743	Q2 Holdings, Inc.[a]	1,157,003
16,349	Red Hat, Inc.[a]	1,616,426
5,727	Rudolph Technologies, Inc.[a]	141,743
200	Ryosan Company, Ltd.	7,822
42,860	Salesforce.com, Inc.[a]	3,891,688
650	ScanSource, Inc.[a]	25,740
530	Seagate Technology plc	17,469
108,984	Sequans Communications SA ADR[a]	401,061
13,929	ServiceNow, Inc.[a]	1,538,458
520	Silicon Laboratories, Inc.[a]	39,052
286	SMA Solar Technology AG	10,372
293	Software AG	12,811
932	Sonus Networks, Inc.[a]	6,366
19,500	SS&C Technologies Holdings, Inc.	755,820
15,943	Synopsys, Inc.[a]	1,220,756
12,234	Teradyne, Inc.	423,174
940	Texas Instruments, Inc.	76,497
645	TiVo Corp	12,642
200	Tokyo Electron, Ltd.	28,128
13,467	Total System Services, Inc.	854,616
24,868	Travelport Worldwide, Ltd.	355,612
4,090	Trimble, Inc.[a]	153,089
33,275	Twitter, Inc.[a]	535,395
11,799	Tyler Technologies, Inc.[a]	2,027,186
3,087	Ultimate Software Group, Inc.[a]	696,767
667	VASCO Data Security International, Inc.[a]	9,004
2,576	Verint Systems, Inc.[a]	102,138
45,614	Virtusa Corporation[a]	1,512,104
43,690	Visa, Inc.	4,349,776
1,641	Western Digital Corporation	139,682
3,870	Xerox Corporation	118,693
13,180	Xilinx, Inc.	833,767
2,477	XO Group, Inc.[a]	45,280
16,816	Zix Corporation[a]	89,629

	Total	117,280,923

Materials (1.6%)
500	Adeka Corporation	7,676
2,053	American Vanguard Corporation	36,338
715	APERAM	34,751
17,507	Axalta Coating Systems, Ltd.[a]	551,471
6,568	Balchem Corporation	509,677
8,628	BHP Billiton, Ltd.	179,690

Shares	Common Stock (41.4%)	Value
Materials (1.6%) - continued
1,367	BillerudKorsnas AB	$21,616
5,536	BlueScope Steel, Ltd.	58,319
10,467	Boise Cascade Company[a]	317,673
6,151	Celanese Corporation	591,542
1,050	CF Industries Holdings, Inc.	30,818
1,650	Chemours Company	78,557
9,552	Continental Building Products, Inc.[a]	210,144
10,386	Crown Holdings, Inc.[a]	617,655
4,100	Daicel Corporation	53,292
4,000	DOWA Holdings Company, Ltd.	32,293
4,375	Eastman Chemical Company	363,825
6,610	Ecolab, Inc.	870,339
2,466	Evonik Industries AG	83,986
14,076	Ferro Corporation[a]	270,822
8,491	Ferroglobe plc	108,515
6,790	Ferroglobe Representation & Warranty Insurance Trust[a,c]	1
16,470	FMC Corporation	1,257,979
1,861	Granges AB	20,571
16,010	Graphic Packaging Holding Company	211,172
4,306	Innospec, Inc.	268,694
630	International Paper Company	34,637
700	JSR Corporation	12,335
3,474	Kadant, Inc.	271,146
730	Koppers Holdings, Inc.[a]	26,499
1,833	Kraton Performance Polymers, Inc.[a]	68,188
3,600	Kuraray Company, Ltd.	69,989
2,000	Kyoei Steel, Ltd.	30,865
3,180	Martin Marietta Materials, Inc.	720,047
6,770	Materion Corporation	260,307
4,100	Mitsubishi Chemical Holdings Corporation	34,326
7,119	Myers Industries, Inc.	121,023
3,860	Neenah Paper, Inc.	308,414
200	Nippon Shokubai Company, Ltd.	13,084
11,702	Norsk Hydro ASA	75,508
5,370	Nucor Corporation	309,688
1,287	Nufarm, Ltd.	8,712
40,390	Nutanix, Inc.[a]	858,086
7,000	Oji Holdings Corporation	35,899
4,280	Olin Corporation	126,174
14,458	OMNOVA Solutions, Inc.[a]	135,905
565	Orora, Ltd.	1,248
48,710	Owens-Illinois, Inc.[a]	1,164,169
1,867	Packaging Corporation of America	204,399
2,300	PolyOne Corporation	84,134
61,510	Quantenna Communications, Inc.[a]	1,243,117
1,354	Quantum Corporation[a]	10,967
2,523	Rayonier Advanced Materials, Inc.	37,618
500	Rengo Company, Ltd.	2,838
322	Rio Tinto, Ltd.	16,974
10,970	RPM International, Inc.	569,014
5,660	Ryerson Holding Corporation[a]	48,959
4,230	Schnitzer Steel Industries, Inc.	109,134
3,180	Schweitzer-Mauduit International, Inc.	122,176
4,405	Scotts Miracle-Gro Company	422,836
7,570	Sensient Technologies Corporation	562,905
3,266	Silgan Holdings, Inc.	98,960
816	Solvay SA	116,999
28,344	Steel Dynamics, Inc.	1,003,661
200	Sumitomo Seika Chemicals Company, Ltd.	10,056
1,200	Toagosei Company, Ltd.	14,474
4,909	UPM-Kymmene Oyj	133,638
1,090	W. R. Grace & Company	75,166

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (41.4%)	Value
Materials (1.6%) - continued
3,702	Westrock Company	$212,569
300	Yamato Kogyo Company, Ltd.	8,409
1,971	Yara International ASA	78,340

	Total	16,661,008

Real Estate (1.2%)
6,440	American Assets Trust, Inc.	261,528
4,434	Ares Commercial Real Estate Corporation	56,755
27,010	Armada Hoffler Properties, Inc.	358,153
1,950	Ashford Hospitality Prime, Inc.	20,202
2,320	Bluerock Residential Growth REIT, Inc.	31,227
19,239	Brixmor Property Group, Inc.	376,892
4,860	Camden Property Trust	435,942
6,256	Cedar Realty Trust, Inc.	32,406
8,192	Chatham Lodging Trust	169,411
2,946	City Office REIT, Inc.	37,444
1,442	Cominar Real Estate Investment Trust	15,198
22,787	Cousins Properties, Inc.	209,413
11,240	CyrusOne, Inc.	671,140
29,020	DDR Corporation	295,714
9,306	DEXUS Property Group	69,879
3,490	Digital Realty Trust, Inc.	402,537
6,020	Douglas Emmett, Inc.	230,325
19,030	Duke Realty Corporation	544,068
6,540	Equity Commonwealth[a]	206,533
1,200	Equity Lifestyle Properties, Inc.	104,760
3,360	Franklin Street Properties Corporation	35,515
16,900	General Growth Properties, Inc.	382,109
11,259	GEO Group, Inc.	330,452
2,539	H&R Real Estate Investment Trust	42,970
6,020	HFF, Inc.	221,054
9,640	Hospitality Properties Trust	280,138
23,298	Host Hotels & Resorts, Inc.	434,741
700	Hudson Pacific Properties, Inc.	22,904
11,000	Hysan Development Company, Ltd.	53,193
20,294	InfraREIT, Inc.[d]	456,412
8,616	Invitation Homes, Inc.	183,693
11,266	Liberty Property Trust	473,397
6,254	Mid-America Apartment Communities, Inc.	647,477
8,975	National Storage Affiliates Trust	206,066
16,376	New World Development Company, Ltd.	22,115
196	One Liberty Properties, Inc.	4,818
16,772	Outfront Media, Inc.	383,576
14,655	Pebblebrook Hotel Trust	493,434
12,380	Physicians Realty Trust	230,516
4,170	Ramco-Gershenson Properties Trust	58,755
990	RE/MAX Holdings, Inc.	57,568
1,680	Realogy Holdings Corporation	55,776
12,960	Retail Properties of America, Inc.	171,461
150	RMR Group, Inc.	7,327
3,000	Road King Infrastructure, Ltd.	3,946
650	Saul Centers, Inc.	38,454
7,619	SBA Communications Corporation[a]	1,047,993
15,592	Stockland	52,424
2,000	Sun Hung Kai Properties, Ltd.	30,945
17,338	Terreno Realty Corporation	600,242
10,170	UDR, Inc.	397,545
5,486	Urstadt Biddle Properties, Inc.	114,877
1,000	Wheelock and Company, Ltd.	7,535
7,800	Wing Tai Holdings, Ltd.	11,738

Shares	Common Stock (41.4%)	Value
Real Estate (1.2%) - continued
5,550	Xenia Hotels & Resorts, Inc.	$112,776

	Total	12,203,469

Telecommunications Services (0.1%)
12,550	AT&T, Inc.	489,450
1,500	Freenet AG	50,632
5,502	Inmarsat plc	56,309
23,771	KCOM Group plc	28,776
2,200	Nippon Telegraph & Telephone Corporation	107,664
27,444	PCCW, Ltd.	15,434
859	Proximus SA	30,206
660	Spok Holdings, Inc.	10,824
2,961	TDC AS	18,271
2,500	Telefonica Deutschland Holding AG	12,914
1,570	Telenor ASA	31,343
1,704	Verizon Communications, Inc.	82,474
21,246	Vonage Holdings Corporation[a]	140,436

	Total	1,074,733

Utilities (0.5%)
18,260	AES Corporation	204,147
880	Alliant Energy Corporation	35,666
1,870	American States Water Company	92,471
1,675	Artesian Resources Corporation	65,141
532	ATCO, Ltd.	19,804
503	Canadian Utilities, Ltd.	15,964
28,295	Centrica plc	74,124
3,500	Chubu Electric Power Company, Inc.	45,990
19,080	CMS Energy Corporation	882,259
170	Connecticut Water Service, Inc.	9,687
1,310	Consolidated Water Company, Ltd.	16,899
600	Electric Power Development Company, Ltd.	15,203
18,276	Electricidade de Portugal SA	64,888
78	Elia System Operator SA	4,574
1,246	Endesa SA	29,497
3,269	Eversource Energy	198,723
9,410	MDU Resources Group, Inc.	247,953
1,209	Middlesex Water Company	47,441
7,090	New Jersey Resources Corporation	298,843
6,000	NorthWestern Corporation	346,740
3,470	NRG Energy, Inc.	85,431
2,310	NRG Yield, Inc., Class C	42,966
32,366	OGE Energy Corporation	1,160,645
16,000	Osaka Gas Company, Ltd.	64,082
1,860	PG&E Corporation	125,903
12,020	PNM Resources, Inc.	478,997
1,430	Portland General Electric Company	63,907
10,970	Public Service Enterprise Group, Inc.	493,321
6,514	Redes Energeticas Nacionais SGPS SA	21,109
4,630	Southwest Gas Holdings, Inc.	370,863
74	Unitil Corporation	3,755
2,756	Vectren Corporation	165,663
406	Verbund AG	8,031

	Total	5,800,687

	Total Common Stock (cost $351,104,229)	438,319,881

Shares	Registered Investment Companies (39.9%)	Value
Affiliated Equity Holdings (37.0%)
6,965,436	Thrivent Large Cap Growth Fund	74,042,587
1,186,905	Thrivent Large Cap Stock Fund	33,613,160

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Registered Investment Companies (39.9%)	Value
Affiliated Equity Holdings (37.0%) - continued
2,774,278	Thrivent Large Cap Value Fund	$60,839,912
2,408,366	Thrivent Mid Cap Stock Fund	66,808,073
11,327,154	Thrivent Partner Worldwide Allocation Fund	124,598,696
1,261,996	Thrivent Small Cap Stock Fund	31,436,317

	Total	391,338,745

Affiliated Fixed Income Holdings (1.6%)
1,245,279	Thrivent High Yield Fund	6,101,869
438,687	Thrivent Income Fund	4,053,471
543,615	Thrivent Limited Maturity Bond Fund	6,789,748

	Total	16,945,088

Equity Funds/Exchange Traded Funds (1.3%)
780	iShares MSCI EAFE Index Fund	52,205
19,621	iShares Russell 2000 Growth Index Fund	3,336,747
1,816	iShares Russell 2000 Index Fund	256,982
4,380	iShares Russell 2000 Value Index Fund	521,658
7,670	Materials Select Sector SPDR Fund	419,089
27,572	SPDR S&P 500 ETF Trust	6,803,943
3,824	SPDR S&P Bank ETF	165,732
21,871	SPDR S&P Biotech ETF	1,709,656

	Total	13,266,012

	Total Registered Investment Companies (cost $302,051,363)	421,549,845

Principal Amount	Long-Term Fixed Income (2.7%)	Value
Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
$36,793	1.682%, 12/25/2035, Ser. 2005-6, Class 2A1[e]	17,917
	Residential Asset Securitization Trust
65,950	1.612%, 8/25/2037, Ser. 2007-A8, Class 2A3[e]	17,311
	Sequoia Mortgage Trust
96,920	3.522%, 9/20/2046, Ser. 2007-1, Class 4A1	79,654
	WaMu Mortgage Pass Through Certificates
44,258	2.921%, 9/25/2036, Ser. 2006-AR10, Class 1A2	41,611
65,519	2.954%, 10/25/2036, Ser. 2006-AR12, Class 1A1	63,553

	Total	220,046

Mortgage-Backed Securities (1.2%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,225,000	4.000%, 8/1/2047[d]	1,290,330
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,000,000	3.000%, 8/1/2047[d]	2,003,438
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,000,000	3.500%, 8/1/2047[d]	4,118,125
3,600,000	4.000%, 8/1/2047[d]	3,790,547

Principal Amount	Long-Term Fixed Income (2.7%)	Value
Mortgage-Backed Securities (1.2%) - continued
$1,225,000	4.500%, 8/1/2047[d]	$1,315,152

	Total	12,517,592

U.S. Government and Agencies (1.5%)
	U.S. Treasury Bonds
2,291,000	2.500%, 5/15/2046	2,111,658
	U.S. Treasury Bonds, TIPS
2,059,880	0.625%, 1/15/2026	2,084,827
	U.S. Treasury Notes
75,000	0.875%, 3/31/2018	74,848
600,000	1.000%, 11/30/2018	597,656
3,120,000	0.750%, 2/15/2019	3,093,187
340,000	1.000%, 10/15/2019	337,211
575,000	1.500%, 10/31/2019	576,505
1,430,000	1.125%, 8/31/2021	1,396,316
250,000	2.125%, 9/30/2021	253,936
60,000	1.875%, 2/28/2022	60,225
1,740,000	1.625%, 10/31/2023	1,700,238
3,000,000	2.250%, 11/15/2024	3,023,319
600,000	2.000%, 11/15/2026	586,383

	Total	15,896,309

	Total Long-Term Fixed Income (cost $28,643,987)	28,633,947

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
1,245	Henkel AG & Company KGaA, 1.470%	176,351

	Total	176,351

	Total Preferred Stock (cost $170,359)	176,351

Shares or Principal Amount	Short-Term Investments (17.0%)[f]	Value
	Federal Home Loan Bank Discount Notes
4,300,000	0.990%, 8/2/2017[g]	4,299,880
100,000	1.030%, 8/11/2017[g]	99,972
2,800,000	1.030%, 8/30/2017[g]	2,797,743
5,400,000	1.024%, 9/13/2017[g]	5,393,487
	Thrivent Core Short-Term Reserve Fund
16,711,533	1.280%	167,115,326

	Total Short-Term Investments (cost $179,706,251)	179,706,408

	Total Investments (cost $861,676,189) 101.0%	$1,068,386,432

	Other Assets and Liabilities, Net (1.0%)	(10,734,895)

	Total Net Assets 100.0%	$1,057,651,537

a	Non-income producing security.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2017, the value of these investments was $101,543 or 0.0% of total net assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

c	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2017.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$217,064,051
Gross unrealized depreciation	(10,353,808)

Net unrealized appreciation (depreciation)	$206,710,243
Cost for federal income tax purposes	$861,676,189

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	65,349,782	64,222,927	1,126,855	–
Consumer Staples	11,761,422	11,364,050	397,372	–
Energy	12,913,324	12,106,745	806,579	–
Financials	70,325,618	68,135,791	2,189,827	–
Health Care	59,974,286	59,381,560	592,726	–
Industrials	64,974,629	63,423,649	1,550,980	–
Information Technology	117,280,923	116,877,878	403,045	–
Materials	16,661,008	15,505,119	1,155,888	1
Real Estate	12,203,469	11,893,526	309,943	–
Telecommunications Services	1,074,733	723,184	351,549	–
Utilities	5,800,687	5,437,421	363,266	–
Registered Investment Companies
Affiliated Equity Holdings	391,338,745	391,338,745	–	–
Equity Funds/Exchange Traded Funds	13,266,012	13,266,012	–	–
Affiliated Fixed Income Holdings	16,945,088	16,945,088	–	–
Long-Term Fixed Income
Collateralized Mortgage Obligations	220,046	–	220,046	–
Mortgage-Backed Securities	12,517,592	–	12,517,592	–
U.S. Government and Agencies	15,896,309	–	15,896,309	–
Preferred Stock
Consumer Staples	176,351	–	176,351	–
Short-Term Investments	12,591,082	–	12,591,082	–
Subtotal Investments in Securities	$901,271,106	$850,621,695	$50,649,410	$1

Other Investments *	Total
Short-Term Investments	167,115,326
Subtotal Other Investments	$167,115,326
Total Investments at Value	$1,068,386,432

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	7,005,831	7,005,831	–	–
Total Asset Derivatives	$7,005,831	$7,005,831	$–	$–

Liability Derivatives
Futures Contracts	942,626	942,626	–	–
Total Liability Derivatives	$942,626	$942,626	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Aggressive Allocation Fund’s futures contracts held as of July 31, 2017. Investments and/or cash totaling $11,991,099 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(14)	September 2017	($3,030,301)	($3,028,812)	$1,489
5-Yr. U.S. Treasury Bond Futures	50	September 2017	5,905,233	5,907,422	2,189
10-Yr. U.S. Treasury Bond Futures	(46)	September 2017	(5,775,369)	(5,790,970)	(15,601)
CME Ultra Long Term U.S. Treasury Bond	13	September 2017	2,112,238	2,138,500	26,262
ICE mini MSCI EAFE Index	1,302	September 2017	123,285,740	126,222,390	2,936,650
ICE US mini MSCI Emerging Markets Index	417	September 2017	21,058,123	22,194,825	1,136,702
NYBOT NYF mini Russell 2000 Index	(641)	September 2017	(45,439,211)	(45,652,020)	(212,809)
S&P 400 Index Mini-Futures	(731)	September 2017	(127,927,164)	(128,641,380)	(714,216)
S&P 500 Index Futures	289	September 2017	175,410,461	178,313,000	2,902,539
Total Futures Contracts					$6,063,205

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at July 31, 2017	Value July 31, 2017	Income Earned November 1, 2016 - July 31, 2017
Small Cap Stock	$25,055,081	$1,164,790	$–	1,261,996	$31,436,317	$124,702
Mid Cap Stock	55,489,646	2,517,083	–	2,408,366	66,808,073	233,873
Partner Worldwide Allocation	107,407,399	2,488,954	–	11,327,154	124,598,696	2,488,954
Large Cap Growth	62,284,289	339,827	–	6,965,436	74,042,587	–
Large Cap Value	51,848,520	2,585,951	–	2,774,278	60,839,912	859,602
Large Cap Stock	28,452,647	1,243,958	–	1,186,905	33,613,160	443,746
High Yield	5,690,392	240,927	–	1,245,279	6,101,869	244,119
Income	3,950,783	105,314	–	438,687	4,053,471	99,615
Limited Maturity Bond	6,689,559	94,541	–	543,615	6,789,748	94,612
Cash Management Trust- Collateral Investment	–	1,210,700	1,210,700	–	–	850
Core Short-Term Reserve	74,293,277	176,267,838	83,445,789	16,711,533	167,115,326	934,713
Total Value and Income Earned	$421,161,593				$575,399,159	$5,524,786

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Bank Loans (0.9%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$139,650	5.234%, 3/7/2024	$140,732
	Chemours Company, Term Loan
190,420	3.730%, 5/12/2022	191,690
	Contura Energy, Inc., Term Loan
252,850	6.260%, 3/17/2024	244,632
	Ineos Finance, LLC, Term Loan
338,001	4.007%, 3/31/2022	339,752
	Peabody Energy Corporation, Term Loan
67,168	5.734%, 3/31/2022	67,723
	Tronox Pigments BV, Term Loan
308,175	4.796%, 3/19/2020	310,375

	Total	1,294,904

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
151,642	3.944%, 11/10/2023	152,803
	Berry Plastics Corporation, Term Loan
200,000	3.474%, 2/8/2020	200,792
75,000	3.474%, 1/6/2021	75,196
264,337	3.724%, 1/19/2024	265,329
	Cortes NP Intermediate Holding II Corporation, Term Loan
485,000	5.234%, 11/30/2023	489,244
	Sterigenics-Nordion Holdings, LLC, Term Loan
339,150	4.234%, 5/15/2022	339,007

	Total	1,522,371

Communications Services (0.3%)
	Beasley Broadcast Group, Inc., Term Loan
112,075	7.234%, 11/1/2023	113,196
	Cengage Learning Acquisitions, Term Loan
346,568	5.474%, 6/7/2023	327,032
	CenturyLink, Inc., Term Loan
230,000	2.750%, 1/31/2025	226,766
	Charter Communications Operating, LLC, Term Loan
144,249	3.240%, 7/1/2020	145,006
139,275	3.240%, 1/3/2021	140,010
	Coral-US Co-Borrower, LLC, Term Loan
405,000	4.734%, 11/19/2024	405,113
	Hargray Merger Subsidiary Corporation, Term Loan
105,000	4.234%, 3/24/2024	105,263
	Intelsat Jackson Holdings SA, Term Loan
98,469	4.000%, 6/30/2019	98,141
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
735,000	4.804%, 1/7/2022	726,121
65,000	8.054%, 7/7/2023	64,675
	LTS Buyer, LLC, Term Loan
317,008	4.546%, 4/13/2020	318,118
	McGraw-Hill Global Education Holdings, LLC, Term Loan
496,384	5.234%, 5/4/2022	489,479
	Mediacom Illinois, LLC, Term Loan
124,687	3.450%, 2/15/2024	125,311

Principal Amount	Bank Loans (0.9%)[a]	Value
Communications Services (0.3%) - continued
	NEP/NCP Holdco, Inc., Term Loan
$334,139	4.484%, 7/21/2022	$333,303
22,687	8.224%, 1/23/2023	22,971
	New LightSquared, Term Loan
76,888	19.939%, 12/7/2020	74,485
	Sable International Finance, Ltd., Term Loan
225,000	0.000%, 1/31/2025[b,c]	225,063
	SFR Group SA, Term Loan
119,700	4.061%, 6/22/2025	119,401
	Sprint Communications, Inc., Term Loan
523,688	3.750%, 2/2/2024	525,390
	Syniverse Holdings, Inc., Term Loan
284,599	4.296%, 4/23/2019	273,215
	TNS, Inc., Term Loan
166,033	5.240%, 2/15/2020	166,863
	Univision Communications, Inc., Term Loan
379,110	3.984%, 3/15/2024	377,582
	Virgin Media Bristol, LLC, Term Loan
275,000	3.976%, 1/31/2025	276,342
	WideOpenWest Finance, LLC, Term Loan
420,000	4.476%, 8/6/2023	419,933

	Total	6,098,779

Consumer Cyclical (0.1%)
	Amaya Holdings BV, Term Loan
556,817	4.796%, 8/1/2021	559,116
	Burlington Coat Factory Warehouse Corporation, Term Loan
283,862	3.980%, 7/29/2021	285,105
	Ceridian HCM Holding, Inc., Term Loan
172,373	4.734%, 9/15/2020	172,373
	Four Seasons Hotels, Ltd., Term Loan
234,411	3.734%, 11/30/2023	236,242
	Golden Nugget, Inc., Term Loan
133,209	4.710%, 11/21/2019	134,292
	Golden Nugget, Inc., Term Loan Delayed Draw
57,089	4.680%, 11/21/2019	57,554
	IMG Worldwide, Inc., Term Loan
103,333	8.484%, 5/6/2022	104,625
	KAR Auction Services, Inc., Term Loan
124,825	3.813%, 3/9/2023	125,552
	Mohegan Tribal Gaming Authority, Term Loan
298,650	5.234%, 10/13/2023[b,c]	302,072
	Scientific Games International, Inc., Term Loan
603,487	5.233%, 10/1/2021	604,055
580,000	0.000%, 8/14/2024[b,c]	580,725

	Total	3,161,711

Consumer Non-Cyclical (0.1%)
	Air Medical Group Holdings, Inc., Term Loan
605,000	5.228%, 4/28/2022	600,844
	Albertson’s, LLC, Term Loan
205,350	4.293%, 12/21/2022	205,001
263,625	4.251%, 6/22/2023	263,259

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Bank Loans (0.9%)[a]	Value
Consumer Non-Cyclical (0.1%) - continued
	CHS/Community Health Systems, Inc., Term Loan
$273,272	4.213%, 1/27/2021	$272,741
	Endo Luxembourg Finance Company I SARL., Term Loan
180,000	5.500%, 4/27/2024	182,700
	Grifols Worldwide Operations USA, Inc., Term Loan
214,462	3.444%, 1/23/2025	215,580
	JBS USA LUX SA, Term Loan
483,788	3.804%, 10/30/2022[b,c]	479,404
	Ortho-Clinical Diagnostics, Inc., Term Loan
406,596	5.046%, 6/30/2021	407,990
	Revlon Consumer Products Corporation, Term Loan
199,497	4.734%, 9/7/2023	179,935
	Valeant Pharmaceuticals International, Inc., Term Loan
635,452	5.980%, 4/1/2022	647,221

	Total	3,454,675

Energy (<0.1%)
	Energy Solutions, LLC, Term Loan
131,175	6.990%, 5/29/2020	132,487
	Expro Holdings UK 2, Ltd., Term Loan
291,750	5.960%, 9/2/2021	209,643
	Houston Fuel Oil Terminal, LLC, Term Loan
338,282	4.800%, 8/19/2021	337,436
	McJunkin Red Man Corporation, Term Loan
138,176	5.234%, 11/9/2019	139,212
	MEG Energy Corporation, Term Loan
139,650	4.733%, 12/31/2023	138,865
	Pacific Drilling SA, Term Loan
206,400	4.750%, 6/3/2018	77,571

	Total	1,035,214

Financials (0.1%)
	ASP AMC Merger Sub, Inc., Term Loan
378,624	4.796%, 4/13/2024	377,204
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
205,000	3.978%, 3/20/2022	204,840
	Digicel International Finance, Ltd., Term Loan
125,000	4.940%, 5/10/2024	126,469
	DJO Finance, LLC, Term Loan
249,900	4.481%, 6/7/2020	248,808
	MoneyGram International, Inc., Term Loan
325,602	4.546%, 3/28/2020	325,465
	TransUnion, LLC, Term Loan
174,102	3.734%, 4/9/2023	174,359

	Total	1,457,145

Technology (0.1%)
	Accudyne Industries, LLC, Term Loan
28,543	4.234%, 12/13/2019	28,533
	First Data Corporation, Term Loan
130,000	3.727%, 4/26/2024	130,697

Principal Amount	Bank Loans (0.9%)[a]	Value
Technology (0.1%) - continued
	Harland Clarke Holdings Corporation, Term Loan
$220,384	7.296%, 12/31/2021	$222,146
75,933	6.796%, 2/9/2022	76,256
	Micron Technologies, Inc., Term Loan
94,761	3.800%, 4/26/2022	95,576
	ON Semiconductor Corporation, Term Loan
75,836	3.484%, 3/31/2023	76,101
	Rackspace Hosting, Inc., Term Loan
265,000	4.172%, 11/3/2023	266,590
	Western Digital Corporation, Term Loan
422,875	3.983%, 4/29/2023	425,696
	Xerox Business Services, LLC, Term Loan
239,398	5.234%, 12/7/2023	242,151

	Total	1,563,746

Transportation (<0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
430,000	5.734%, 5/18/2023	431,075
	OSG Bulk Ships, Inc., Term Loan
265,365	5.430%, 8/5/2019	251,765
	XPO Logistics, Inc., Term Loan
220,000	3.554%, 10/30/2021	220,722

	Total	903,562

Utilities (<0.1%)
	Calpine Corporation, Term Loan
357,266	4.050%, 1/15/2024	358,459
	Energy Solutions, LLC, Term Loan
100,000	0.000%, 5/29/2020[b,c]	101,000
	HD Supply Waterworks, Term Loan
120,000	0.000%, 7/21/2024[b,c]	120,713
	Intergen NV, Term Loan
167,050	5.800%, 6/13/2020	167,050
	Talen Energy Supply, LLC, Term Loan
139,537	5.234%, 7/6/2023	134,828

	Total	882,050

	Total Bank Loans (cost $21,531,170)	21,374,157

Shares	Registered Investment Companies (45.1%)	Value
Affiliated Equity Holdings (38.5%)
15,496,629	Thrivent Large Cap Growth Fund	164,729,165
4,235,748	Thrivent Large Cap Stock Fund	119,956,384
9,066,625	Thrivent Large Cap Value Fund	198,831,093
5,291,904	Thrivent Mid Cap Stock Fund	146,797,407
21,804,906	Thrivent Partner Worldwide Allocation Fund	239,853,964
1,689,533	Thrivent Small Cap Stock Fund	42,086,272

	Total	912,254,285

Affiliated Fixed Income Holdings (5.0%)
4,205,265	Thrivent High Yield Fund	20,605,798
6,591,095	Thrivent Income Fund	60,901,720
2,806,324	Thrivent Limited Maturity Bond Fund	35,050,991

	Total	116,558,509

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Registered Investment Companies (45.1%)	Value
Equity Funds/Exchange Traded Funds (0.8%)
930	iShares MSCI EAFE Index Fund	$62,245
19,129	iShares Russell 2000 Growth Index Fund	3,253,078
2,557	iShares Russell 2000 Index Fund	361,841
6,170	iShares Russell 2000 Value Index Fund	734,847
10,800	Materials Select Sector SPDR Fund	590,112
48,259	SPDR S&P 500 ETF Trust	11,908,873
2,920	SPDR S&P Bank ETF	126,553
23,298	SPDR S&P Biotech ETF	1,821,204

	Total	18,858,753

Fixed Income Funds/Exchange Traded Funds (0.8%)
13,000	iShares Barclays 1-3 Year Credit Bond Fund	1,371,630
97,795	iShares iBoxx $ Investment Grade Corporate Bond ETF	11,843,953
79,100	Vanguard Short-Term Corporate Bond ETF	6,346,984

	Total	19,562,567

	Total Registered Investment Companies (cost $791,134,544)	1,067,234,114

Shares	Common Stock (27.3%)	Value
Consumer Discretionary (3.6%)
5,890	Amazon.com, Inc.[d]	5,818,024
28,650	American Axle & Manufacturing Holdings, Inc.[d]	422,301
2,290	American Public Education, Inc.[d]	48,777
39,269	Aramark	1,565,262
4,960	Ascent Capital Group, Inc.[d]	83,824
1,900	Bandai Namco Holdings, Inc.	66,050
16,560	Barnes & Noble Education, Inc.[d]	119,729
1,994	Barratt Developments plc	16,195
820	Bellway plc	34,529
2,630	Berkeley Group Holdings plc	121,291
19,470	BorgWarner, Inc.	910,028
4,300	Bridgestone Corporation	180,908
27,545	Bright Horizons Family Solutions, Inc.[d]	2,176,330
22,017	Brunswick Corporation	1,246,382
5,570	Buffalo Wild Wings, Inc.[d]	598,775
11,302	Burlington Stores, Inc.[d]	983,613
20,160	Caleres, Inc.	549,965
19,961	Callaway Golf Company	254,104
5,072	Cedar Fair, LP	352,200
3,226	Century Casinos, Inc.[d]	23,195
7,717	Children’s Place, Inc.	815,301
1,440	Chipotle Mexican Grill, Inc.[d]	495,029
232	Cie Generale des Etablissements Michelin	31,421
2,210	Citi Trends, Inc.	48,952
137,414	Comcast Corporation	5,558,396
39,957	Core-Mark Holding Company, Inc.	1,465,223
11,947	CSS Industries, Inc.	319,821
10,901	Culp, Inc.	327,030
18,472	Delphi Automotive plc	1,670,238
3,700	Denso Corporation	177,694
42,898	Discovery Communications, Inc., Class Cd	992,231
12,880	DISH Network Corporation[d]	824,706
28,032	Dollar Tree, Inc.[d]	2,020,547
2,842	Domino’s Pizza, Inc.	530,033
11,530	DSW, Inc.	208,001

Shares	Common Stock (27.3%)	Value
Consumer Discretionary (3.6%) - continued
60,628	Duluth Holdings, Inc.[d]	$1,174,971
8,920	Emerald Expositions Events, Inc.	204,179
7,309	Entravision Communications Corporation	47,508
5,119	Eutelsat Communications	138,541
7,907	Expedia, Inc.	1,237,208
47,607	Extended Stay America, Inc.	941,190
9,000	Five Below, Inc.[d]	434,790
8,540	FTD Companies, Inc.[d]	167,811
17,953	G-III Apparel Group, Ltd.[d]	467,317
1,440	Golden Entertainment, Inc.[d]	29,635
55,561	Gray Television, Inc.[d]	827,859
28,550	Habit Restaurants, Inc.[d]	469,648
15,658	Harley-Davidson, Inc.	762,075
18,030	Harvey Norman Holdings, Ltd.	63,043
2,700	Haseko Corporation	33,806
15,358	Haverty Furniture Companies, Inc.	341,715
21,480	Home Depot, Inc.	3,213,408
8,400	Honda Motor Company, Ltd.	235,132
26,480	Houghton Mifflin Harcourt Companyd	316,436
1,230	Hyatt Hotels Corporation[d]	68,351
5,283	Inchcape plc	56,002
16,644	International Speedway Corporation	595,855
412	Ipsos SA	14,227
948	JM AB	33,274
11,215	La-Z-Boy, Inc.	379,067
2,502	Libbey, Inc.	22,518
19,500	Liberty Interactive Corporation[d]	466,830
22,492	Liberty Media Corporation - Liberty SiriusXM[d]	1,034,632
7,768	Lithia Motors, Inc.	802,046
36,486	Lowe’s Companies, Inc.	2,824,016
4,900	Marks and Spencer Group plc	20,826
4,472	Michaels Companies, Inc.[d]	90,066
22,200	Modine Manufacturing Company[d]	360,750
20,980	Nautilus, Inc.[d]	369,248
52,540	Newell Brands, Inc.	2,769,909
19,600	News Corporation, Class A	280,476
6,400	News Corporation, Class B	94,080
434	Nexity SA	23,278
731	Next plc	38,104
1,400	Nikon Corporation	24,668
33,790	Norwegian Cruise Line Holdings, Ltd.[d]	1,860,815
44,093	Nutrisystem, Inc.	2,458,185
1,900	O’Reilly Automotive, Inc.[d]	388,170
18,963	Oxford Industries, Inc.	1,197,134
14,230	Papa John’s International, Inc.	1,015,026
95,370	Pinnacle Entertainment, Inc.[d]	1,812,030
10,160	Polaris Industries, Inc.	910,946
770	Priceline Group, Inc.[d]	1,561,945
206	Publicis Groupe SA	15,577
14,548	PVH Corporation	1,735,431
3,310	Restaurant Brands International, Inc.	197,210
16,544	Ross Stores, Inc.	915,214
200	RTL Group SA	15,559
12,140	Ruth’s Hospitality Group, Inc.	242,800
4,533	Scripps Networks Interactive, Inc.	396,230
1,250	SES SA	29,405
6,400	Signet Jewelers, Ltd.	391,424
4,600	Singapore Press Holdings, Ltd.	9,876
49,860	Six Flags Entertainment Corporation	2,835,538
4,654	SSP Group plc	31,286
4,960	Stamps.com, Inc.[d]	734,576
1,490	Standard Motor Products, Inc.	75,066
19,525	Starbucks Corporation	1,053,959

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (27.3%)	Value
Consumer Discretionary (3.6%) - continued
4,390	Steven Madden, Ltd.[d]	$179,990
2,600	Subaru Corporation	93,800
3,900	Sumitomo Forestry Company, Ltd.	59,699
3,200	Sumitomo Rubber Industries, Ltd.	55,489
200	Swatch Group AG	15,405
1,470	Systemax, Inc.	26,636
19,157	Taylor Morrison Home Corporation[d]	433,331
2,162	Tenneco, Inc.	119,559
31,360	Time, Inc.	440,608
41,355	Toll Brothers, Inc.	1,595,889
42,568	Tower International, Inc.	1,051,430
700	Toyoda Gosei Company, Ltd.	16,516
55,634	Tuesday Morning Corporation[d]	102,923
24,940	Tupperware Brands Corporation	1,514,107
1,200	TV Asahi Holdings Corporation	21,820
2,033	Ulta Beauty, Inc.[d]	510,710
4,580	Vail Resorts, Inc.	965,281
13,972	VF Corporation	868,919
900	Visteon Corporation[d]	100,386
10,809	Walt Disney Company	1,188,233
3,300	Whirlpool Corporation	587,004
35,010	Wingstop, Inc.[d]	1,050,650
2,869	Wolters Kluwer NV	127,594
2,530	Wyndham Worldwide Corporation	264,056
1,400	Yokohama Rubber Company, Ltd.	28,193
42,036	Zoe’s Kitchen, Inc.[d]	475,427

	Total	84,307,657

Consumer Staples (0.8%)
8,460	Altria Group, Inc.	549,646
37,460	Blue Buffalo Pet Products, Inc.[d]	837,980
11,497	Coca-Cola Amatil, Ltd.	75,707
2,655	Coca-Cola HBC AG	80,269
54,660	Cott Corporation	849,416
11,950	CVS Health Corporation	955,163
81,753	Darling Ingredients, Inc.[d]	1,330,121
18,512	e.l.f. Beauty, Inc.[d]	469,649
371	Ebro Foods SA	8,880
1,774	Grieg Seafood ASA	14,564
24,319	Hain Celestial Group, Inc.[d]	1,087,302
419	Henkel AG & Company KGaA	52,714
243	Imperial Brands plc	10,008
5,690	Ingredion, Inc.	701,691
7,150	Inter Parfums, Inc.	277,420
300	Kesko Oyj	15,169
1,700	Kewpie Corporation	42,761
2,560	Kimberly-Clark Corporation	315,290
1,000	Kirin Holdings Company, Ltd.	22,024
2	Lindt & Spruengli AG	11,386
38,000	MGP Ingredients, Inc.	2,240,480
11,130	Mondelez International, Inc.	489,943
28,598	Monster Beverage Corporation[d]	1,508,545
13,050	PepsiCo, Inc.	1,521,761
35,160	Pinnacle Foods, Inc.	2,087,801
426	SalMar ASA	11,075
3,076	Seneca Foods Corporation[d]	88,281
500	Seven & I Holdings Company, Ltd.	20,152
42,324	SpartanNash Company	1,174,068
1,000	Suedzucker AG	21,343
43,790	SUPERVALU, Inc.[d]	156,768
4,411	Svenska Cellulosa AB SCA	36,523
3,688	Tate & Lyle plc	32,702
3,257	Unilever plc	185,756
28,160	US Foods Holding Corporation[d]	792,704
19,343	Wal-Mart Stores, Inc.	1,547,247

Shares	Common Stock (27.3%)	Value
Consumer Staples (0.8%) - continued
11,000	Want Want China Holdings, Ltd.	$7,429

	Total	19,629,738

Energy (0.9%)
6,050	Anadarko Petroleum Corporation	276,303
2,288	Arch Coal, Inc.	174,048
70,834	Archrock, Inc.	775,632
9,282	Bill Barrett Corporation[d]	31,373
79,270	BP plc	465,613
1,890	C&J Energy Services, Inc.[d]	61,123
16,150	California Resources Corporation[d]	131,138
54,779	Callon Petroleum Company[d]	620,098
12,140	Chevron Corporation	1,325,567
2,460	Cimarex Energy Company	243,614
10,928	Concho Resources, Inc.[d]	1,423,481
10,810	Contango Oil & Gas Company[d]	64,860
8,100	Continental Resources, Inc.[d]	270,783
1,012	Contura Energy, Inc.	70,233
4,679	Delek US Holdings, Inc.	122,169
11,060	Devon Energy Corporation	368,409
5,522	EQT Corporation	351,751
9,840	Era Group, Inc.[d]	86,198
7,840	Exterran Corporation[d]	217,090
25,880	Exxon Mobil Corporation	2,071,435
19,420	Halliburton Company	824,185
9,051	HollyFrontier Corporation	261,031
5,456	John Wood Group plc	44,033
55,994	Marathon Oil Corporation	684,807
4,830	Matrix Service Company[d]	49,991
5,970	NCS Multistage Holdings, Inc.[d]	134,027
18,962	Newpark Resources, Inc.[d]	158,333
9,050	Noble Corporation[d]	36,200
38,905	Oil States International, Inc.[d]	966,789
3,092	OMV AG	175,152
16,066	Overseas Shipholding Group, Inc.[d]	49,483
12,020	Par Pacific Holdings, Inc.d	215,278
34,051	Parsley Energy, Inc.[d]	997,013
49,223	Patterson-UTI Energy, Inc.	951,973
10,299	Petrofac, Ltd.	60,854
74,667	Pioneer Energy Services Corporation[d]	164,267
3,770	Pioneer Natural Resources Company	614,887
27,424	ProPetro Holding Corporation[d]	356,512
4,431	Repsol SA	74,210
124,505	Rowan Companies plc[d]	1,452,973
2,795	Royal Dutch Shell plc	79,070
1,001	Royal Dutch Shell plc, Class A	28,270
6,484	Royal Dutch Shell plc, Class B	184,714
17,420	RPC, Inc.	360,768
57,713	Smart Sand, Inc.[d]	379,752
1,807	Statoil ASA	33,961
84,222	Teekay Tankers, Ltd.	151,600
26,551	Tesco Corporation[d]	122,135
5,150	TETRA Technologies, Inc.[d]	14,471
1,186	TGS Nopec Geophysical Company ASA	25,063
2,813	Total SA	143,051
21,981	U.S. Silica Holdings, Inc.	640,307
199,830	Weatherford International plc[d]	891,242
11,565	Westmoreland Coal Company[d]	49,845
86,670	Whiting Petroleum Corporation[d]	455,017
121,840	WPX Energy, Inc.[d]	1,313,435

	Total	22,295,617

Financials (5.5%)
2,130	Aareal Bank AG	88,839
2,636	ABN AMRO Group NVe	74,507

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (27.3%)	Value
Financials (5.5%) - continued
13,848	Affiliated Managers Group, Inc.	$2,573,374
19,770	AG Mortgage Investment Trust, Inc.	363,966
54,698	AGNC Investment Corporation	1,158,504
24,950	Ally Financial, Inc.	564,868
5,810	American International Group, Inc.	380,264
28,293	Ameris Bancorp	1,295,819
8,846	Aon plc	1,222,252
4,548	Argo Group International Holdings, Ltd.	272,653
19,125	Aspen Insurance Holdings, Ltd.	933,300
57,560	Assured Guaranty, Ltd.	2,590,776
35,939	Astoria Financial Corporation	725,249
684	ASX, Ltd.	28,609
6,047	Australia & New Zealand Banking Group, Ltd.	143,369
19,720	Aviva plc	140,170
17,572	Banco Bilbao Vizcaya Argentaria SA	158,985
40,370	BancorpSouth, Inc.	1,213,118
124,038	Bank of America Corporation	2,991,797
37,770	Bank of New York Mellon Corporation	2,002,943
3,409	Bank of Nova Scotia	212,374
17,659	Bank of the Ozarks, Inc.	761,986
10,970	BankFinancial Corporation	164,331
6,566	Bankia, SA	33,187
29,082	Beneficial Bancorp, Inc.	453,679
17,540	Berkshire Hathaway, Inc.[d]	3,068,974
14,160	Blackstone Group, LP	473,652
7,110	Blue Hills Bancorp, Inc.	134,735
64,845	Boston Private Financial Holdings, Inc.	995,371
23,210	Brookline Bancorp, Inc.	344,668
7,620	Brown & Brown, Inc.	339,852
3,465	Cadence Bancorporation[d]	79,141
4,540	Capital One Financial Corporation	391,257
37,110	Capstead Mortgage Corporation	362,936
1,100	Carolina Financial Corporation	37,004
29,020	Cathay General Bancorp	1,086,799
42,796	Central Pacific Financial Corporation	1,323,680
16,628	Chemical Financial Corporation	801,303
3,000	Chiba Bank, Ltd.	21,523
3,260	Chubb, Ltd.	477,460
1,532	CI Financial Corporation	33,374
86,899	Citigroup, Inc.	5,948,237
9,736	Citizens Financial Group, Inc.	341,539
4,000	Clifton Bancorp, Inc.	66,760
1,097	Close Brothers Group plc	22,305
97,160	CNO Financial Group, Inc.	2,223,021
5,275	CNP Assurances	127,347
68,944	CoBiz Financial, Inc.	1,213,414
17,520	Comerica, Inc.	1,266,871
1,700	Concordia Financial Group, Ltd.	8,573
9,076	CYS Investments, Inc.	77,237
1,993	Danske Bank AS	80,712
1,100	DBS Group Holdings, Ltd.	17,549
16,465	Direct Line Insurance Group plc	81,372
11,860	Dynex Capital, Inc.	81,953
79,286	E*TRADE Financial Corporation[d]	3,250,726
5,927	Eagle Bancorp, Inc.[d]	370,141
40,767	East West Bancorp, Inc.	2,322,904
6,160	Elevate Credit, Inc.[d]	50,697
8,822	Ellington Residential Mortgage REIT	130,830
22,366	Employers Holdings, Inc.	969,566
10,180	Enova International, Inc.[d]	147,610
33,280	Enterprise Financial Services Corporation	1,316,224
1,709	Erste Group Bank AG	70,795

Shares	Common Stock (27.3%)	Value
Financials (5.5%) - continued
13,172	Essent Group, Ltd.[d]	$506,068
17,110	Everi Holdings, Inc.[d]	127,641
1,543	FBL Financial Group, Inc.	104,770
1,410	Fidelity Southern Corporation	29,695
31,389	Fifth Third Bancorp	838,086
7,021	Financial Institutions, Inc.	206,417
250,432	First BanCorp[d]	1,467,532
59,470	First Commonwealth Financial Corporation	774,894
4,686	First Connecticut Bancorp, Inc.	119,962
3,603	First Defiance Financial Corporation	186,455
11,200	First Financial Bancorp	286,720
5,982	First Financial Corporation	275,471
2,490	First Interstate BancSystem, Inc.	91,010
6,850	First Merchants Corporation	277,014
33,036	First Midwest Bancorp, Inc.	733,730
5,147	First of Long Island Corporation	143,859
31,290	First Republic Bank	3,139,326
20,161	FlexiGroup, Ltd.	31,139
15,200	FNF Group	742,672
970	Franklin Financial Network, Inc.[d]	33,514
2,261	Franklin Resources, Inc.	101,248
26,000	Fukuoka Financial Group, Inc.	119,869
29,300	GAIN Capital Holdings, Inc.	196,603
1,282	Genworth MI Canada, Inc.	37,398
10,269	Goldman Sachs Group, Inc.	2,313,914
13,431	Great Southern Bancorp, Inc.	697,740
23,526	Green Bancorp, Inc.[d]	528,159
25,759	Hamilton Lane, Inc.	578,547
4,332	Hancock Holding Company	199,272
61,879	Hanmi Financial Corporation	1,772,833
9,090	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	211,343
1,191	Hannover Rueckversicherung SE	150,326
24,918	Hanover Insurance Group, Inc.	2,363,721
24,241	Hartford Financial Services Group, Inc.	1,333,255
652	Heartland Financial USA, Inc.	30,709
34,860	Heritage Commerce Corporation	484,205
12,443	Heritage Financial Corporation	338,450
800	Hokuhoku Financial Group, Inc.	13,005
12,667	Hometrust Bancshares, Inc.[d]	305,908
58,565	Hope Bancorp, Inc.	1,032,501
20,946	Horace Mann Educators Corporation	772,907
13,830	Horizon Bancorp	364,697
26,846	Houlihan Lokey, Inc.	998,134
33,781	HSBC Holdings plc	338,314
113,240	Huntington Bancshares, Inc.	1,500,430
8,577	IBERIABANK Corporation	693,450
9,930	Independent Bank Corporation	210,516
7,796	Infinity Property & Casualty Corporation	779,990
2,159	ING Groep NV	40,338
720	Intact Financial Corporation	55,931
27,577	Interactive Brokers Group, Inc.	1,104,459
44,010	Intercontinental Exchange, Inc.	2,935,907
31,299	Invesco Mortgage Capital. Inc.	520,502
26,220	Invesco, Ltd.	911,669
31,890	Investors Bancorp, Inc.	423,499
79,260	KeyCorp	1,429,850
3,390	Kinsale Capital Group, Inc.	131,939
3,812	Lakeland Bancorp, Inc.	73,762
7,760	Lazard, Ltd.	362,470
34,310	Loews Corporation	1,670,211
3,270	M&T Bank Corporation	533,500
833	Macquarie Group, Ltd.	57,188

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (27.3%)	Value
Financials (5.5%) - continued
63,071	Maiden Holdings, Ltd.	$700,088
33,973	Mapfre SA	126,543
3,070	MarketAxess Holdings, Inc.	622,872
14,540	Meta Financial Group, Inc.	1,036,702
17,620	MetLife, Inc.	969,100
39,550	MGIC Investment Corporation[d]	461,548
21,140	MidWestOne Financial Group, Inc.	727,639
4,000	Mitsubishi UFJ Financial Group, Inc.	25,376
46,700	Mizuho Financial Group, Inc.	83,050
460	Morgan Stanley	21,574
700	MS and AD Insurance Group Holdings, Inc.	24,552
15,010	MTGE Investment Corporation	279,186
140	Muenchener Rueckversicherungs- Gesellschaft AG	30,072
28,300	National Bank Holdings Corporation	965,879
2,292	National Bank of Canada	103,225
6,129	Navigators Group, Inc.	349,353
26,950	New Residential Investment Corporation	458,150
5,287	Nordea Bank AB	66,711
4,191	OFG Bancorp	42,120
17,120	Old Mutual plc	44,404
9,676	Old Second Bancorp, Inc.	114,661
86,003	OM Asset Management plc	1,296,065
13,086	PacWest Bancorp	628,390
740	Pargesa Holding SA	59,055
2,700	Peoples Bancorp, Inc.	88,020
6,978	Poste Italiane SPA[e]	51,367
2,274	Power Corporation of Canada	55,302
3,000	Preferred Bank	168,450
10,410	Primerica, Inc.	843,731
31,847	Progressive Corporation	1,500,949
18,730	Provident Financial Services, Inc.	496,720
3,765	QCR Holdings, Inc.	173,002
13,390	Raymond James Financial, Inc.	1,113,914
11,606	Renasant Corporation	491,978
8,200	Resona Holdings, Inc.	42,244
1,398	Safety Insurance Group, Inc.	99,188
25,879	Sandy Spring Bancorp, Inc.	1,036,195
64,640	Santander Consumer USA Holdings Inc.[d]	828,038
1,385	Schroders plc	62,937
38,195	Seacoast Banking Corporation of Florida[d]	892,617
3,380	Selective Insurance Group, Inc.	171,197
8,800	Senshu Ikeda Holdings, Inc.	36,453
155,025	SLM Corporation[d]	1,717,677
2,401	Societe Generale	140,782
13,989	State Auto Financial Corporation	360,776
5,232	State Bank Financial Corporation	143,618
11,104	State National Companies, Inc.	231,852
6,010	State Street Corporation	560,312
36,311	Stifel Financial Corporation[d]	1,846,414
5,600	Sumitomo Mitsui Trust Holdings, Inc.	205,649
12,785	SVB Financial Group[d]	2,281,355
1,917	Swiss Re AG	184,822
23,560	Synchrony Financial	714,339
79,639	Synovus Financial Corporation	3,462,704
30,113	TD Ameritrade Holding Corporation	1,377,067
4,200	Territorial Bancorp, Inc.	126,546
464	TMX Group, Ltd.	24,600
20,689	TriCo Bancshares	763,424
13,722	TriState Capital Holdings, Inc.[d]	315,606
8,170	Triumph Bancorp, Inc.[d]	232,028
59,185	TrustCo Bank Corporation	491,235

Shares	Common Stock (27.3%)	Value
Financials (5.5%) - continued
14,333	Union Bankshares Corporation	$442,746
23,010	United Community Banks, Inc.	638,758
32,713	United Financial Bancorp, Inc.	591,778
2,676	United Fire Group, Inc.	120,741
3,580	Unum Group	179,465
337	Vienna Insurance Group AG Wiener Versicherung Gruppe	10,145
4,660	Washington Trust Bancorp, Inc.	253,737
1,700	WesBanco, Inc.	64,991
50,788	Western Alliance Bancorp[d]	2,558,699
37,605	Western Asset Mortgage Capital Corporation	390,716
508	Westwood Holdings Group, Inc.	29,947
16,951	WSFS Financial Corporation	765,338
43,670	Zions Bancorporation	1,979,124
17	Zurich Insurance Group AG	5,181

	Total	130,142,464

Health Care (3.3%)
17,200	Abbott Laboratories	845,896
8,262	ABIOMED, Inc.[d]	1,223,520
24,044	Acadia Healthcare Company, Inc.[d]	1,272,649
10,118	Aerie Pharmaceuticals, Inc.[d]	549,407
21,379	Akorn, Inc.[d]	718,762
8,888	Alexion Pharmaceuticals, Inc.[d]	1,220,678
6,030	Align Technology, Inc.[d]	1,008,397
13,184	Amgen, Inc.	2,300,740
897	Ansell, Ltd.	15,760
27,523	Asterias Biotherapeutics, Inc.[d]	97,707
839	Atrion Corporation	530,416
2,450	Biogen, Inc.[d]	709,495
15,933	BioMarin Pharmaceutical, Inc.[d]	1,397,802
3,165	CAE, Inc.	53,641
16,177	Cardiovascular Systems, Inc.[d]	510,384
65,870	Catalent, Inc.[d]	2,285,689
20,908	Celgene Corporation[d]	2,831,152
8,160	Charles River Laboratories International, Inc.[d]	801,312
6,067	Chemed Corporation	1,198,232
6,166	ChemoCentryx, Inc.[d]	62,523
4,095	CIGNA Corporation	710,728
6,030	Coherus Biosciences, Inc.[d]	78,691
4,770	CONMED Corporation	244,796
1,040	Cooper Companies, Inc.	253,625
1,557	Danaher Corporation	126,880
4,420	Dentsply Sirona, Inc.	274,173
14,170	Dexcom, Inc.[d]	943,864
3,620	Diplomat Pharmacy, Inc.[d]	57,449
8,465	Eagle Pharmaceuticals, Inc.[d]	416,055
5,215	Edwards Lifesciences Corporation[d]	600,664
33,580	Evolent Health, Inc.[d]	829,426
6,714	Express Scripts Holding Company[d]	420,565
62,220	GenMark Diagnostics, Inc.[d]	736,063
9,550	GlaxoSmithKline plc ADR	386,966
3,834	Heska Corporation[d]	419,976
89,440	Hologic, Inc.[d]	3,954,142
6,680	INC Research Holdings, Inc.[d]	367,400
14,231	Inogen, Inc.[d]	1,343,122
24,850	Intersect ENT, Inc.[d]	680,890
5,200	Intra-Cellular Therapies, Inc.[d]	60,164
18,125	Ironwood Pharmaceuticals, Inc.[d]	321,719
25,790	Johnson & Johnson	3,422,849
106	Le Noble Age SA	6,273
11,687	Magellan Health Services, Inc.[d]	871,266
46,710	Medtronic plc	3,922,239
20,010	Merck & Company, Inc.	1,278,239

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (27.3%)	Value
Health Care (3.3%) - continued
2,085	Merck KGaA	$228,790
3,068	Mettler-Toledo International, Inc.[d]	1,758,209
25,417	Mylan NVd	991,009
44,355	Myriad Genetics, Inc.[d]	1,076,496
7,115	National Healthcare Corporation	463,685
15,833	Neurocrine Biosciences, Inc.[d]	760,459
22,201	Nevro Corporation[d]	1,910,618
5,997	Novartis AG	510,811
3,553	Novo Nordisk AS	151,107
34,026	NuVasive, Inc.[d]	2,238,570
25,210	Omnicell, Inc.[d]	1,250,416
11,800	PerkinElmer, Inc.	776,794
11,001	Perrigo Company plc	824,195
89,460	Pfizer, Inc.	2,966,494
5,823	PharMerica Corporation[d]	146,448
4,500	Prothena Corporation plc[d]	277,920
11,864	Tactile Systems Technology, Inc.[d]	350,581
10,985	Teleflex, Inc.	2,276,312
11,781	Thermo Fisher Scientific, Inc.	2,067,919
8,491	Triple-S Management Corporation[d]	131,441
28,268	UnitedHealth Group, Inc.	5,422,085
5,110	Universal Health Services, Inc.	566,341
18,360	Veeva Systems, Inc.[d]	1,170,634
8,259	Vertex Pharmaceuticals, Inc.[d]	1,253,881
2,620	Waters Corporation[d]	454,413
5,170	West Pharmaceutical Services, Inc.	458,579
31,010	Wright Medical Group NVd	814,633
5,660	Zimmer Biomet Holdings, Inc.	686,671
42,520	Zoetis, Inc.	2,658,350

	Total	77,006,247

Industrials (4.1%)
26	A P Moller - Maersk AS, Class A	54,302
44	A P Moller - Maersk AS, Class B	96,045
8,275	ABM Industries, Inc.	369,230
7,878	Acco Brands Corporation[d]	91,779
2,511	Adecco SA	191,572
50,469	Advanced Disposal Services, Inc.[d]	1,220,340
15,728	AECOM[d]	501,723
30,926	Aegion Corporation[d]	740,368
18,010	AGCO Corporation	1,299,241
11,842	Allison Transmission Holdings, Inc.	447,628
19,898	AMETEK, Inc.	1,225,319
1,400	Asahi Glass Company, Ltd.	58,925
6,179	Astec Industries, Inc.	310,618
47,833	AZZ, Inc.	2,425,133
35,563	Babcock & Wilcox Enterprises, Inc.[d]	373,412
13,820	Barnes Group, Inc.	831,688
2,590	Boeing Company	627,971
7,575	Brink’s Company	591,986
22,443	BWX Technologies, Inc.	1,182,297
17,246	CBIZ, Inc.[d]	256,103
8,068	CIRCOR International, Inc.	403,884
12,500	CK Hutchison Holdings, Ltd.	164,489
8,850	Colfax Corporation[d]	365,328
30,006	Comfort Systems USA, Inc.	999,200
9,800	ComfortDelGro Corporation, Ltd	16,697
36,754	Costamare, Inc.	236,328
2,870	Crane Company	216,685
1,120	CSW Industrials, Inc.[d]	43,736
35,596	CSX Corporation	1,756,307
8,540	Cummins, Inc.	1,433,866
7,370	Curtiss-Wright Corporation	710,615
2,000	Dai Nippon Printing Company, Ltd.	22,060
7,270	Delta Air Lines, Inc.	358,847
1,178	Deutsche Lufthansa AG	25,297

Shares	Common Stock (27.3%)	Value
Industrials (4.1%) - continued
17,700	Dover Corporation	$1,486,800
11,596	Eaton Corporation plc	907,387
24,305	EMCOR Group, Inc.	1,640,587
19,110	Encore Wire Corporation	852,306
8,490	EnerSys	613,572
3,725	Equifax, Inc.	541,764
4,718	ESCO Technologies, Inc.	291,101
19,225	Federal Signal Corporation	355,662
3,024	Finning International, Inc.	60,856
18,646	Fortune Brands Home and Security, Inc.	1,224,483
5,100	Franklin Electric Company, Inc.	206,040
1,100	Fuji Machine Manufacturing Company, Ltd.	17,897
7,983	Gardner Denver Holdings, Inc.[d]	183,290
79,687	General Electric Company	2,040,784
11,700	Genesee & Wyoming, Inc.[d]	762,372
14,443	Gibraltar Industries, Inc.[d]	431,124
30,329	Granite Construction, Inc.	1,486,728
9,278	GWA Group, Ltd.	24,068
50,040	Harsco Corporation[d]	773,118
11,025	Healthcare Services Group, Inc.	576,056
12,488	Heico Corporation	1,003,661
2,870	Heidrick & Struggles International, Inc.	51,947
2,970	Herman Miller, Inc.	100,015
700	Hitachi Transport System, Ltd.	16,112
76	Hochtief AG	13,565
20,203	Honeywell International, Inc.	2,750,032
3,530	Hubbell, Inc.	419,329
4,810	Huntington Ingalls Industries, Inc.	991,389
1,660	Hyster-Yale Materials Handling, Inc.	117,628
12,197	ICF International, Inc.[d]	551,914
1,100	Inaba Denki Sangyo Company, Ltd.	43,326
5,350	Ingersoll-Rand plc	470,158
73,645	Interface, Inc.	1,395,573
5,370	International Seaways, Inc.[d]	122,490
15,400	ITOCHU Corporation	241,495
8,834	ITT Corporation	362,194
612	Jardine Matheson Holdings, Ltd.	39,052
7,155	JB Hunt Transport Services, Inc.	649,030
9,260	KAR Auction Services, Inc.	389,290
1,710	Kelly Services, Inc.	38,082
20,648	Kforce, Inc.	386,118
35,560	Kirby Corporation[d]	2,165,604
3,900	KITZ Corporation	34,899
1,146	KONE Oyj	59,692
974	Koninklijke Boskalis Westminster NV	34,837
5,101	Lincoln Electric Holdings, Inc.	445,113
7,040	Lindsay Corporation	645,357
507	Loomis AB	18,839
2,500	Marubeni Corporation	16,566
27,640	Masco Corporation	1,053,913
12,220	Masonite International Corporation[d]	948,883
831	McGrath Rentcorp	29,525
6,502	Meggitt plc	43,156
4,630	Meritor, Inc.[d]	80,006
7,567	Middleby Corporation[d]	988,856
2,300	MIRAIT Holdings Corporation	26,967
1,000	Mitsubishi Heavy Industries, Ltd.	3,976
2,000	Mitsuboshi Belting, Ltd.	22,880
2,275	Monadelphous Group, Ltd.	27,754
8,060	Moog, Inc.[d]	599,019
73,900	MRC Global, Inc.[d]	1,207,526
1,840	Mueller Industries, Inc.	57,960
18,058	MYR Group, Inc.[d]	574,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (27.3%)	Value
Industrials (4.1%) - continued
3,611	National Express Group plc	$17,357
25,468	Navigant Consulting, Inc.[d]	431,173
76,229	NCI Building Systems, Inc.[d]	1,372,122
2,000	Nippon Express Company, Ltd.	12,772
3,100	Nitto Kogyo Corporation	50,211
4,140	Norfolk Southern Corporation	466,081
1,089	Northgate plc	6,203
8,216	Old Dominion Freight Line, Inc.	787,997
18,690	On Assignment, Inc.[d]	920,482
21,695	Orbital ATK, Inc.	2,216,795
5,410	Orion Group Holdings, Inc.[d]	37,978
28,244	Oshkosh Corporation	1,944,882
2,597	Parker Hannifin Corporation	431,050
36,716	PGT Innovations, Inc.[d]	477,308
1,045	Philips Lighting NVe	39,715
4,917	Ply Gem Holdings, Inc.[d]	86,048
6,278	Proto Labs, Inc.[d]	463,944
4,040	Quanex Building Products Corporation	86,860
13,321	Radiant Logistics, Inc.[d]	57,680
19,051	Raven Industries, Inc.	655,354
11,530	Raytheon Company	1,980,508
1,580	Regal-Beloit Corporation	131,693
1,513	RELX NV	31,780
19,150	Rockwell Collins, Inc.	2,040,049
29	Rolls-Royce Holdings plc	340
8,904	Roper Industries, Inc.	2,069,824
2,000	Ryobi, Ltd.	9,458
43,298	Saia, Inc.[d]	2,353,246
1,600	Sanwa Holdings Corporation	17,326
247	Schindler Holding AG, Participation Certificate	53,269
85	SFS Group AGd	9,670
1,494	Siemens AG	202,738
865	Skanska AB	19,656
7,686	SKF AB	152,768
2,500	Smiths Group plc	50,637
19,500	Sojitz Corporation	49,122
80,213	Southwest Airlines Company	4,452,624
8,100	SP Plus Corporation[d]	264,870
472	Spirax-Sarco Engineering plc	34,642
14,970	SPX Corporation[d]	411,974
19,249	SPX FLOW, Inc.[d]	682,570
1,970	Stanley Black & Decker, Inc.	277,159
352	Sulzer, Ltd.	39,497
38,460	Team, Inc.[d]	551,901
2,500	Teijin, Ltd.	50,123
5,461	Tennant Company	412,579
19,620	Terex Corporation	772,439
1,100	Toppan Forms Company, Ltd.	11,437
47,840	TPI Composites, Inc.[d]	901,306
44,813	TransUnion[d]	2,053,780
33,086	TriMas Corporation[d]	805,644
2,028	Triton International, Ltd.	73,130
21,214	TrueBlue, Inc.[d]	542,018
18,360	United Continental Holdings, Inc.[d]	1,242,605
6,590	United Parcel Service, Inc.	726,811
13,118	United Rentals, Inc.[d]	1,560,517
2,400	United Technologies Corporation	284,568
13,267	Univar, Inc.[d]	411,808
2,788	Universal Forest Products, Inc.	233,774
13,179	Universal Truckload Services, Inc.	191,754
957	Valmont Industries, Inc.	146,134
7,976	Vectrus, Inc.[d]	271,264
2,022	Vinci SA	181,062
10,480	WABCO Holdings, Inc.[d]	1,441,734

Shares	Common Stock (27.3%)	Value
Industrials (4.1%) - continued
21,277	WageWorks, Inc.[d]	$1,387,260
43,225	Waste Connections, Inc.	2,808,761
3,125	Watsco, Inc.	471,156
21,000	Willdan Group, Inc.[d]	705,810
794	Wolseley plc	47,408
676	WSP Global, Inc.	27,441
10,964	Xylem, Inc.	621,988
2,536	YIT Oyj	21,536
500	Yuasa Trading Company, Ltd.	16,020

	Total	98,234,367

Information Technology (6.2%)
17,160	2U, Inc.[d]	888,030
35,270	Advanced Micro Devices, Inc.[d]	480,025
38,650	Agilent Technologies, Inc.	2,310,883
46,355	Akamai Technologies, Inc.[d]	2,185,175
12,180	Alliance Data Systems Corporation	2,940,617
3,372	Alphabet, Inc., Class Ad	3,188,226
2,704	Alphabet, Inc., Class Cd	2,516,072
96	Alten SA	8,288
10,067	Ambarella, Inc.[d]	503,853
3,693	American Software, Inc.	35,822
24,938	Amphenol Corporation	1,910,750
6,412	Analog Devices, Inc.	506,612
26,854	Apple, Inc.	3,993,995
32,738	Applied Materials, Inc.	1,450,621
30,623	Arista Networks, Inc.[d]	4,571,708
44,635	Arrow Electronics, Inc.[d]	3,628,379
7,456	Aspen Technology, Inc.[d]	424,023
4,540	Atkore International Group, Inc.[d]	94,523
2,181	Autobytel, Inc.[d]	24,013
200	Azbil Corporation	7,900
14,920	Belden, Inc.	1,073,345
6,610	Benchmark Electronics, Inc.[d]	222,426
205	BKW FMB Energie	11,681
43,040	Booz Allen Hamilton Holding Corporation	1,476,272
28,014	Brooks Automation, Inc.	688,024
5,260	CA, Inc.	163,270
1,500	Canon, Inc.	52,186
2,320	Cap Gemini SA	252,576
972	Capital Power Corporation	19,187
16,043	Cavium, Inc.[d]	993,703
9,649	CDW Corporation	612,036
109,410	Ciena Corporation[d]	2,817,307
129,523	Cisco Systems, Inc.	4,073,498
5,469	Cognex Corporation	519,883
18,156	Cognizant Technology Solutions Corporation	1,258,574
1,740	CommerceHub, Inc.[d]	31,285
18,960	CommVault Systems, Inc.[d]	1,129,068
11,924	Comtech Telecommunications Corporation	214,632
10,752	Conduent Incorporated[d]	177,516
14,482	CoreLogic, Inc.[d]	659,655
20,212	Criteo SA ADR[d]	1,022,727
4,724	Descartes Systems Group, Inc.[d]	118,572
54,240	Dolby Laboratories, Inc.	2,806,920
53,085	DST Systems, Inc.	2,914,366
30,277	eBay, Inc.[d]	1,081,797
19,893	Endurance International Group Holdings, Inc.[d]	184,010
6,530	Entegris, Inc.[d]	170,433
19,390	Envestnet, Inc.[d]	757,180
4,790	Euronet Worldwide, Inc.[d]	462,762
77,308	EVERTEC, Inc.	1,379,948

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (27.3%)	Value
Information Technology (6.2%) - continued
3,790	ExlService Holdings, Inc.[d]	$218,115
30,410	Extreme Networks, Inc.[d]	267,304
26,060	Facebook, Inc.[d]	4,410,655
17,470	Fidelity National Information Services, Inc.	1,593,613
24,410	Finisar Corporation[d]	664,440
11,338	Fiserv, Inc.[d]	1,456,933
95,810	FLIR Systems, Inc.	3,575,629
1,395	Forrester Research, Inc.	56,916
35,654	Fortinet, Inc.[d]	1,315,989
3,500	FUJIFILM Holdings NPV	128,654
7,810	Global Payments, Inc.	737,030
36,982	Guidewire Software, Inc.[d]	2,668,621
26,980	HP, Inc.	515,318
5,465	IAC/InterActiveCorporation[d]	571,803
10,050	II-VI, Inc.[d]	382,905
31,757	Insight Enterprises, Inc.[d]	1,286,794
2,670	Integrated Device Technology, Inc.[d]	69,794
61,120	Intel Corporation	2,167,926
6,090	IXYS Corporation[d]	105,966
35,182	Keysight Technologies, Inc.[d]	1,463,219
6,100	Konica Minolta Holdings, Inc.	50,528
14,320	Lam Research Corporation	2,283,467
28,380	Liberty Tripadvisor Holdings, Inc.[d]	333,465
15,690	M/A-COM Technology Solutions Holdings, Inc.[d]	950,029
15,935	ManTech International Corporation	632,938
36,117	MasterCard, Inc.	4,615,753
6,730	Maxim Integrated Products, Inc.	305,811
14,305	Methode Electronics, Inc.	568,624
13,310	Microsemi Corporation[d]	693,185
66,714	Microsoft Corporation	4,850,108
3,775	Mitek Systems, Inc.[d]	35,863
7,100	Mobileye NVd	449,430
17,666	Monolithic Power Systems, Inc.	1,807,585
34,390	National Instruments Corporation	1,414,805
1,600	NEC Networks & System Integration Corporation	34,958
37,270	New Relic, Inc.[d]	1,750,199
9,836	Nice, Ltd. ADR	734,356
19,014	NRG Yield, Inc., Class A	346,625
4,447	NVIDIA Corporation	722,682
10,614	NXP Semiconductors NVd	1,171,043
32,530	ON Semiconductor Corporation[d]	486,323
69,365	Oracle Corporation	3,463,394
9,810	Paylocity Holding Corporation[d]	446,061
48,081	PayPal Holdings, Inc.[d]	2,815,143
21,388	Pegasystems, Inc.	1,292,905
20,055	Progress Software Corporation	641,961
28,572	Proofpoint, Inc.[d]	2,435,477
29,784	Q2 Holdings, Inc.[d]	1,158,598
22,755	Red Hat, Inc.[d]	2,249,787
22,529	Rudolph Technologies, Inc.[d]	557,593
300	Ryosan Company, Ltd.	11,733
40,052	Salesforce.com, Inc.[d]	3,636,722
2,930	ScanSource, Inc.[d]	116,028
870	Seagate Technology plc	28,675
105,097	Sequans Communications SA ADR[d]	386,757
18,722	ServiceNow, Inc.[d]	2,067,845
1,030	Silicon Laboratories, Inc.[d]	77,353
466	SMA Solar Technology AG	16,900
478	Software AG	20,900
4,229	Sonus Networks, Inc.[d]	28,884
18,800	SS&C Technologies Holdings, Inc.	728,688
22,111	Synopsys, Inc.[d]	1,693,039
15,141	Teradyne, Inc.	523,727

Shares	Common Stock (27.3%)	Value
Information Technology (6.2%) - continued
9,210	Texas Instruments, Inc.	$749,510
1,340	TiVo Corp	26,264
300	Tokyo Electron, Ltd.	42,191
23,902	Total System Services, Inc.	1,516,821
80,153	Travelport Worldwide, Ltd.	1,146,188
8,460	Trimble, Inc.[d]	316,658
41,250	Twitter, Inc.[d]	663,713
11,810	Tyler Technologies, Inc.[d]	2,029,076
2,979	Ultimate Software Group, Inc.[d]	672,390
3,027	VASCO Data Security International, Inc.[d]	40,864
5,352	Verint Systems, Inc.[d]	212,207
53,167	Virtusa Corporation[d]	1,762,486
33,430	Visa, Inc.	3,328,291
2,617	Western Digital Corporation	222,759
8,027	Xerox Corporation	246,188
17,700	Xilinx, Inc.	1,119,702
5,199	XO Group, Inc.[d]	95,038
43,709	Zix Corporation[d]	232,969

	Total	145,731,240

Materials (1.3%)
800	Adeka Corporation	12,281
9,313	American Vanguard Corporation	164,840
1,166	APERAM	56,671
55,223	Axalta Coating Systems, Ltd.[d]	1,739,524
9,252	Balchem Corporation	717,955
14,067	BHP Billiton, Ltd.	292,965
2,228	BillerudKorsnas AB	35,230
9,026	BlueScope Steel, Ltd.	95,085
33,129	Boise Cascade Company[d]	1,005,465
8,280	Celanese Corporation	796,288
10,850	CF Industries Holdings, Inc.	318,447
2,640	Chemours Company	125,690
31,772	Continental Building Products, Inc.[d]	698,984
25,814	Crown Holdings, Inc.[d]	1,535,159
6,800	Daicel Corporation	88,387
7,000	DOWA Holdings Company, Ltd.	56,514
13,960	Eastman Chemical Company	1,160,914
10,530	Ecolab, Inc.	1,386,485
4,020	Evonik Industries AG	136,911
39,756	Ferro Corporation[d]	764,905
17,637	Ferroglobe plc	225,401
22,270	Ferroglobe Representation & Warranty Insurance Trust[d,f]	2
22,102	FMC Corporation	1,688,151
3,034	Granges AB	33,537
33,267	Graphic Packaging Holding Company	438,792
14,217	Innospec, Inc.	887,141
1,310	International Paper Company	72,024
1,300	JSR Corporation	22,909
6,137	Kadant, Inc.	478,993
3,270	Koppers Holdings, Inc.[d]	118,701
3,808	Kraton Performance Polymers, Inc.[d]	141,658
6,000	Kuraray Company, Ltd.	116,649
3,300	Kyoei Steel, Ltd.	50,928
4,270	Martin Marietta Materials, Inc.	966,856
11,260	Materion Corporation	432,947
6,800	Mitsubishi Chemical Holdings Corporation	56,931
29,257	Myers Industries, Inc.	497,369
5,430	Neenah Paper, Inc.	433,857
200	Nippon Shokubai Company, Ltd.	13,084
19,078	Norsk Hydro ASA	123,102
11,150	Nucor Corporation	643,020
2,099	Nufarm, Ltd.	14,209

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (27.3%)	Value
Materials (1.3%) - continued
38,980	Nutanix, Inc.[d]	$828,130
11,000	Oji Holdings Corporation	56,413
8,890	Olin Corporation	262,077
40,003	OMNOVA Solutions, Inc.[d]	376,028
921	Orora, Ltd.	2,034
80,500	Owens-Illinois, Inc.[d]	1,923,950
3,869	Packaging Corporation of America	423,578
4,780	PolyOne Corporation	174,852
59,270	Quantenna Communications, Inc.[d]	1,197,847
2,157	Quantum Corporation[d]	17,472
11,444	Rayonier Advanced Materials, Inc.	170,630
700	Rengo Company, Ltd.	3,974
525	Rio Tinto, Ltd.	27,676
14,750	RPM International, Inc.	765,082
25,670	Ryerson Holding Corporation[d]	222,045
8,770	Schnitzer Steel Industries, Inc.	226,266
10,280	Schweitzer-Mauduit International, Inc.	394,958
6,200	Scotts Miracle-Gro Company	595,138
10,660	Sensient Technologies Corporation	792,678
6,785	Silgan Holdings, Inc.	205,585
1,330	Solvay SA	190,696
34,938	Steel Dynamics, Inc.	1,237,155
400	Sumitomo Seika Chemicals Company, Ltd.	20,111
2,000	Toagosei Company, Ltd.	24,124
8,003	UPM-Kymmene Oyj	217,866
11,191	Verso Corporation[d]	53,493
2,260	W. R. Grace & Company	155,850
14,782	Westrock Company	848,782
500	Yamato Kogyo Company, Ltd.	14,015
3,214	Yara International ASA	127,744

	Total	30,201,210

Real Estate (1.0%)
9,070	American Assets Trust, Inc.	368,333
17,563	Ares Commercial Real Estate Corporation	224,806
68,018	Armada Hoffler Properties, Inc.	901,919
8,840	Ashford Hospitality Prime, Inc.	91,582
10,510	Bluerock Residential Growth REIT, Inc.	141,465
60,564	Brixmor Property Group, Inc.	1,186,449
6,010	Camden Property Trust	539,097
28,353	Cedar Realty Trust, Inc.	146,869
31,025	Chatham Lodging Trust	641,597
13,365	City Office REIT, Inc.	169,869
2,351	Cominar Real Estate Investment Trust	24,778
32,071	Cousins Properties, Inc.	294,732
13,390	CyrusOne, Inc.	799,517
100	Daito Trust Construction Company, Ltd.	16,902
95,710	DDR Corporation	975,285
14,943	DEXUS Property Group	112,208
4,340	Digital Realty Trust, Inc.	500,576
12,500	Douglas Emmett, Inc.	478,250
26,440	Duke Realty Corporation	755,920
13,570	Equity Commonwealth[d]	428,541
1,900	Equity Lifestyle Properties, Inc.	165,870
15,240	Franklin Street Properties Corporation	161,087
20,950	General Growth Properties, Inc.	473,679
32,967	GEO Group, Inc.	967,581
4,139	H&R Real Estate Investment Trust	70,048
16,360	HFF, Inc.	600,739

Shares	Common Stock (27.3%)	Value
Real Estate (1.0%) - continued
20,020	Hospitality Properties Trust	$581,781
28,815	Host Hotels & Resorts, Inc.	537,688
1,450	Hudson Pacific Properties, Inc.	47,444
17,000	Hysan Development Company, Ltd.	82,208
54,095	InfraREIT, Inc.[c]	1,216,597
17,898	Invitation Homes, Inc.	381,585
31,435	Liberty Property Trust	1,320,899
13,593	Mid-America Apartment Communities, Inc.	1,407,283
23,703	National Storage Affiliates Trust	544,221
25,873	New World Development Company, Ltd.	34,940
889	One Liberty Properties, Inc.	21,852
55,326	Outfront Media, Inc.	1,265,306
16,089	Pebblebrook Hotel Trust	541,717
17,420	Physicians Realty Trust	324,360
8,650	Ramco-Gershenson Properties Trust	121,879
4,480	RE/MAX Holdings, Inc.	260,512
3,490	Realogy Holdings Corporation	115,868
35,570	Retail Properties of America, Inc.	470,591
680	RMR Group, Inc.	33,218
5,000	Road King Infrastructure, Ltd.	6,577
1,040	Saul Centers, Inc.	61,526
10,205	SBA Communications Corporation[d]	1,403,698
25,419	Stockland	85,465
4,000	Sun Hung Kai Properties, Ltd.	61,889
24,402	Terreno Realty Corporation	844,797
16,220	UDR, Inc.	634,040
17,417	Urstadt Biddle Properties, Inc.	364,712
2,000	Wheelock and Company, Ltd.	15,071
12,700	Wing Tai Holdings, Ltd.	19,112
11,542	Xenia Hotels & Resorts, Inc.	234,533

	Total	24,279,068

Telecommunications Services (0.1%)
20,000	AT&T, Inc.	780,000
2,446	Freenet AG	82,564
8,969	Inmarsat plc	91,790
38,773	KCOM Group plc	46,937
3,600	Nippon Telegraph & Telephone Corporation	176,178
44,725	PCCW, Ltd.	25,152
1,399	Proximus SA	49,195
1,050	Spok Holdings, Inc.	17,220
4,827	TDC AS	29,785
4,000	Telefonica Deutschland Holding AG	20,663
2,562	Telenor ASA	51,147
17,053	Verizon Communications, Inc.	825,365
61,918	Vonage Holdings Corporation[d]	409,278

	Total	2,605,274

Utilities (0.5%)
37,930	AES Corporation	424,057
1,820	Alliant Energy Corporation	73,765
8,470	American States Water Company	418,841
7,590	Artesian Resources Corporation	295,175
868	ATCO, Ltd.	32,311
820	Canadian Utilities, Ltd.	26,026
46,132	Centrica plc	120,851
5,700	Chubu Electric Power Company, Inc.	74,898
33,854	CMS Energy Corporation	1,565,409
771	Connecticut Water Service, Inc.	43,932
5,950	Consolidated Water Company, Ltd.	76,755
1,000	Electric Power Development Company, Ltd.	25,338
29,798	Electricidade de Portugal SA	105,796

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (27.3%)	Value
Utilities (0.5%) - continued
127	Elia System Operator SA	$7,448
2,031	Endesa SA	48,080
6,791	Eversource Energy	412,825
13,250	MDU Resources Group, Inc.	349,137
4,580	Middlesex Water Company	179,719
9,980	New Jersey Resources Corporation	420,657
12,450	NorthWestern Corporation	719,486
10,620	NRG Energy, Inc.	261,464
5,630	NRG Yield, Inc., Class C	104,718
86,630	OGE Energy Corporation	3,106,552
27,000	Osaka Gas Company, Ltd.	108,138
18,500	PG&E Corporation	1,252,265
16,930	PNM Resources, Inc.	674,661
2,960	Portland General Electric Company	132,282
13,520	Public Service Enterprise Group, Inc.	607,994
10,618	Redes Energeticas Nacionais SGPS SA	34,407
6,510	Southwest Gas Holdings, Inc.	521,451
118	Unitil Corporation	5,989
5,726	Vectren Corporation	344,190
663	Verbund AG	13,115

	Total	12,587,732

	Total Common Stock (cost $530,882,745)	647,020,614

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Asset-Backed Securities (0.9%)
	Access Group, Inc.
127,853	1.732%, 2/25/2036, Ser. 2013-1, Class Ae,g	127,010
	ALM Loan Funding CLO
375,000	2.444%, 10/17/2026, Ser. 2014-11A, Class A1R*,g	374,998
	AMSR Trust
425,000	2.626%, 11/17/2033, Ser. 2016-SFR1, Class Ae,g	427,607
	Apidos CLO XVIII
375,000	2.433%, 7/22/2026, Ser. 2014-18A, Class A1R*,g	374,999
	Babson CLO, Ltd.
140,000	2.454%, 10/17/2026, Ser. 2014-IIA, Class AR*,g	140,005
	Betony CLO, Ltd.
125,000	2.654%, 4/15/2027, Ser. 2015-1A, Class AR*,g	125,307
	Birchwood Park CLO, Ltd.
140,000	2.484%, 7/15/2026, Ser. 2014-1A, Class AR*,g	140,235
	BlueMountain CLO, Ltd.
275,000	2.444%, 10/15/2026, Ser. 2014-3A, Class A1R*,g	274,999
	Carlyle Global Market Strategies CLO, Ltd.
150,000	2.504%, 10/15/2026, Ser. 2014-4A, Class A1R*,g	150,252
	Cent CLO 16, LP
124,585	2.420%, 8/1/2024, Ser. 2012- 16A, Class A1AR*,g	124,635
	Cent CLO 22, Ltd.
150,000	2.589%, 11/7/2026, Ser. 2014-22A, Class A1R*,g	150,142
	Chesapeake Funding II, LLC
323,648	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[e]	323,275

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Asset-Backed Securities (0.9%) - continued
	Commonbond Student Loan Trust
$337,799	2.730%, 10/25/2040, Ser. 2016-B, Class A1[e]	$337,822
	DRB Prime Student Loan Trust
315,101	3.200%, 1/25/2040, Ser. 2015-D, Class A2*	320,596
398,828	2.890%, 6/25/2040, Ser. 2016-B, Class A2[e]	402,596
	Dryden 34 Senior Loan Fund CLO
160,000	2.464%, 10/15/2026, Ser. 2014-34A, Class AR*,g	160,264
	Earnest Student Loan Program, LLC
782,933	3.020%, 5/25/2034, Ser. 2016-B, Class A2[e]	789,742
	Edlinc Student Loan Funding Trust
84,271	4.190%, 10/1/2025, Ser. 2012-A, Class AT*,g	85,787
	Galaxy XX CLO, Ltd.
450,000	2.757%, 7/20/2027, Ser. 2015-20A, Class A*,g	450,199
	GoldenTree Loan Opportunities IX, Ltd.
250,000	2.681%, 10/29/2026, Ser. 2014-9A, Class AR*,g	250,643
	Golub Capital Partners CLO 23M, Ltd.
400,000	2.656%, 5/5/2027, Ser. 2015- 23A, Class A1*,g	400,706
	Limerock CLO III, LLC
450,000	2.507%, 10/20/2026, Ser. 2014-3A, Class A1R*,g	450,076
	Madison Park Funding XIV, Ltd.
400,000	2.427%, 7/20/2026, Ser. 2014-14A, Class A1R*,g	401,146
	Magnetite XII, Ltd.
450,000	2.634%, 4/15/2027, Ser. 2015-12A, Class AR*,g	452,358
	Marlette Funding Trust
700,000	2.390%, 7/15/2024, Ser. 2017-2A, Class Ae	700,875
	Morgan Stanley Bank of America Merrill Lynch Trust
400,000	3.176%, 8/15/2045, Ser. 2012-C5, Class A4	413,480
400,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	408,199
	Morgan Stanley Capital, Inc.
474,719	1.382%, 2/25/2037, Ser. 2007-NC2, Class A2FPg	279,139
	Mountain View CLO, Ltd.
450,000	2.764%, 7/15/2027, Ser. 2015-9A, Class A1A*,g	450,301
	Murray Hill Marketplace Trust
159,464	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	160,193
	NCF Dealer Floorplan Master Trust
500,000	4.478%, 3/21/2022, Ser. 2016-1A, Class A*,g	497,325
	Neuberger Berman CLO XIV, Ltd.
225,000	2.564%, 1/28/2030, Ser. 2013-14A, Class AR*,g	225,000
	Neuberger Berman CLO, Ltd.
100,000	2.493%, 4/22/2029, Ser. 2014-17A, Class AR*,g	100,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Asset-Backed Securities (0.9%) - continued
	NZCG Funding CLO, Ltd.
$450,000	2.867%, 4/27/2027, Ser. 2015-2A, Class A1*,g	$450,184
	Octagon Investment Partners XX, Ltd.
375,000	2.311%, 8/12/2026, Ser. 2014-1A, Class AR*,g	376,464
	OHA Loan Funding, LLC
450,000	2.457%, 10/20/2026, Ser. 2014-1A, Class A1R*,g	450,018
	OneMain Financial Issuance Trust
300,000	4.100%, 3/20/2028, Ser. 2016-2A, Class Ae	306,088
	OZLM VIII, Ltd.
140,000	2.434%, 10/17/2026, Ser. 2014-8A, Class A1AR*,g	139,999
	Race Point IX CLO, Ltd.
325,000	2.814%, 4/15/2027, Ser. 2015-9A, Class A1*,g	325,410
	Renaissance Home Equity Loan Trust
2,126,871	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[h]	1,522,458
1,170,786	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[h]	873,373
	Shackleton, Ltd.
450,000	2.674%, 4/15/2027, Ser. 2015-7A, Class AR*,g	450,016
	SLM Student Loan Trust
305,347	1.632%, 3/25/2025, Ser. 2010-1, Class Ag	301,987
212,212	1.752%, 3/25/2026, Ser. 2011-1, Class A1[g]	212,740
188,418	2.276%, 5/17/2027, Ser. 2013-A, Class A2Be,g	189,594
	SoFi Consumer Loan Program, LLC
471,512	3.260%, 8/25/2025, Ser. 2016-1, Class Ae	480,404
242,778	3.050%, 12/26/2025, Ser. 2016-3, Class Ae	245,574
	SoFi Professional Loan Program, LLC
170,209	2.420%, 3/25/2030, Ser. 2015-A, Class A2[e]	170,750
	Stanwich Mortgage Loan Company, LLC
426,924	3.598%, 3/16/2022, Ser. 2017-NPA1, Class A1*,h	428,024
	Symphony CLO VIII, Ltd.
62,371	2.404%, 1/9/2023, Ser. 2012- 8A, Class AR*,g	62,410
	Symphony CLO XV, Ltd.
450,000	2.484%, 10/17/2026, Ser. 2014-15A, Class AR*,g	451,111
	Vericrest Opportunity Loan Transferee
497,818	3.500%, 10/25/2046, Ser. 2016-NP11, Class A1[e,h]	498,236
807,042	3.625%, 11/26/2046, Ser. 2016-NP12, Class A1[e,h]	810,177
264,033	3.875%, 12/26/2046, Ser. 2016-NP13, Class A1[e,h]	265,632
	Verizon Owner Trust
150,000	2.060%, 9/20/2021, Ser. 2017-1A, Class Ae	150,623

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Asset-Backed Securities (0.9%) - continued
	Voya CLO 3, Ltd.
$140,000	2.734%, 7/25/2026, Ser. 2014-3A, Class A1*,g	$140,116

	Total	19,771,299

Basic Materials (0.2%)
	Alcoa Nederland Holding BV
285,000	6.750%, 9/30/2024[e]	314,212
	Anglo American Capital plc
320,000	4.875%, 5/14/2025[e]	341,600
	Anglo American plc
291,000	3.625%, 5/14/2020[e]	298,275
	ArcelorMittal SA
275,000	6.000%, 3/1/2021	301,125
	BWAY Holding Company
290,000	5.500%, 4/15/2024[e]	304,138
	CF Industries, Inc.
500,000	3.450%, 6/1/2023[i]	473,750
	First Quantum Minerals, Ltd.
195,000	7.500%, 4/1/2025[e]	200,168
	Georgia-Pacific, LLC
90,000	2.539%, 11/15/2019[e]	91,095
	Glencore Finance Canada, Ltd.
84,000	6.000%, 11/15/2041[e]	97,123
	Glencore Funding, LLC
65,000	2.364%, 4/16/2018[e,g]	65,149
84,000	4.125%, 5/30/2023[e]	87,491
115,000	4.000%, 3/27/2027[e]	115,682
	International Paper Company
230,000	4.350%, 8/15/2048[c,f]	229,765
	Kinross Gold Corporation
168,000	5.950%, 3/15/2024	183,120
175,000	4.500%, 7/15/2027[e]	174,344
	Novelis Corporation
100,000	5.875%, 9/30/2026[e]	105,250
	Olin Corporation
340,000	5.125%, 9/15/2027	356,895
	Peabody Securities Finance Corporation
280,000	6.375%, 3/31/2025[e]	282,800
	Sherwin-Williams Company
207,000	3.125%, 6/1/2024	209,993
	Steel Dynamics, Inc.
230,000	5.000%, 12/15/2026	242,650
	Vale Overseas, Ltd.
105,000	5.875%, 6/10/2021	114,581
130,000	6.250%, 8/10/2026	144,495
130,000	6.875%, 11/10/2039	144,789
	Westlake Chemical Corporation
168,000	3.600%, 8/15/2026	168,874

	Total	5,047,364

Capital Goods (0.3%)
	AECOM
360,000	5.875%, 10/15/2024	392,850
	Ardagh Packaging Finance plc
290,000	6.000%, 2/15/2025[e]	309,755
	Bombardier, Inc.
365,000	7.500%, 3/15/2025[e]	386,900
	Building Materials Corporation of America
255,000	6.000%, 10/15/2025[e]	273,488
	Cemex Finance, LLC
350,000	9.375%, 10/12/2022[e]	371,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Capital Goods (0.3%) - continued
	Cintas Corporation No. 2
$135,000	3.700%, 4/1/2027	$141,221
	CNH Industrial Capital, LLC
330,000	4.375%, 11/6/2020	345,263
	Crown Americas Capital Corporation IV
275,000	4.500%, 1/15/2023	290,812
	General Electric Company
229,000	5.000%, 1/21/2021[j]	241,432
	L3 Technologies, Inc.
168,000	3.950%, 5/28/2024	175,088
	Lockheed Martin Corporation
65,000	2.500%, 11/23/2020	66,157
184,000	3.600%, 3/1/2035	181,399
168,000	4.500%, 5/15/2036	184,552
46,000	6.150%, 9/1/2036	59,886
	Northrop Grumman Corporation
320,000	3.850%, 4/15/2045	316,058
	Owens-Brockway Glass Container, Inc.
375,000	5.000%, 1/15/2022[e]	396,326
	Pentair Finance SA
230,000	2.900%, 9/15/2018	232,196
	Republic Services, Inc.
130,000	2.900%, 7/1/2026	127,710
	Reynolds Group Issuer, Inc.
330,000	5.125%, 7/15/2023[e]	347,325
	Roper Industries, Inc.
229,000	2.050%, 10/1/2018	229,803
	Roper Technologies, Inc.
126,000	2.800%, 12/15/2021	127,392
	Siemens Financieringsmaatschappij NV
362,000	4.200%, 3/16/2047[e]	386,032
	Standard Industries, Inc.
150,000	5.500%, 2/15/2023[e]	158,250
	Textron, Inc.
60,000	5.600%, 12/1/2017	60,772
150,000	7.250%, 10/1/2019	166,201
	United Rentals North America, Inc.
255,000	5.500%, 7/15/2025	269,025
	United Technologies Corporation
230,000	4.050%, 5/4/2047	237,054
	Waste Management, Inc.
35,000	3.125%, 3/1/2025	35,583

	Total	6,510,230

Collateralized Mortgage Obligations (0.4%)
	Angel Oak Mortgage Trust I, LLC
162,322	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	162,918
	Bayview Opportunity Master Fund Trust
372,064	4.000%, 6/28/2054, Ser. 2017-SPL2, Class Ae	389,088
585,127	4.000%, 10/28/2064, Ser. 2017-SPL1, Class Ae	611,981
	BCAP, LLC Trust
332,680	1.412%, 3/25/2037, Ser. 2007-AA1, Class 2A1[g]	313,185
	Citigroup Mortgage Loan Trust, Inc.
170,510	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	168,550

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Collateralized Mortgage Obligations (0.4%) - continued
	CitiMortgage Alternative Loan Trust
$539,425	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	$469,971
	COLT Mortgage Loan Trust
255,422	2.800%, 12/26/2046, Ser. 2016-3, Class A1*	255,547
	Countrywide Alternative Loan Trust
140,504	3.042%, 10/25/2035, Ser. 2005-43, Class 4A1	118,868
106,490	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	71,770
105,586	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	101,503
488,623	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	405,599
452,969	7.000%, 10/25/2037, Ser. 2007-24, Class A10	257,110
	Countrywide Home Loans, Inc.
186,480	5.750%, 4/25/2037, Ser. 2007-3, Class A27	157,412
	Deutsche Alt-A Securities Mortgage Loan Trust
136,875	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	123,322
	Federal Home Loan Mortgage Corporation
742,339	4.000%, 7/15/2031, Ser.- 4104, Class KIk	82,074
366,243	3.000%, 2/15/2033, Ser. 4170, Class IGk	42,819
	Federal National Mortgage Association
732,243	3.500%, 1/25/2033, Ser. 2012-150, Class YIk	95,506
	J.P. Morgan Mortgage Trust
291,859	3.292%, 10/25/2036, Ser. 2006-A6, Class 1A2	269,942
460,714	1.612%, 1/25/2037, Ser. 2006-S4, Class A8[g]	262,905
541,515	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	400,269
	MASTR Alternative Loans Trust
144,570	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	146,888
269,815	1.682%, 12/25/2035, Ser. 2005-6, Class 2A1[g]	131,390
	Merrill Lynch Alternative Note Asset Trust
142,308	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	112,457
	Residential Asset Securitization Trust
527,595	1.612%, 8/25/2037, Ser. 2007-A8, Class 2A3[g]	138,493
	Sequoia Mortgage Trust
308,663	3.522%, 9/20/2046, Ser. 2007-1, Class 4A1	253,676
	Sunset Mortgage Loan Company, LLC
645,804	3.500%, 6/16/2047, Ser. 2017-NPL1, Class A*,h	645,487
275,898	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,h	275,969

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Collateralized Mortgage Obligations (0.4%) - continued
	TBW Mortgage-Backed Trust
$1,156,914	5.965%, 7/25/2037, Ser. 2007-2, Class A1A	$712,856
	Towd Point Mortgage Trust
451,832	2.750%, 10/25/2056, Ser. 2017-1, Class A1[e]	455,940
	Verus Securitization Trust
433,481	2.853%, 1/25/2047, Ser. 2017-1A, Class A1*,h	435,647
600,000	2.485%, 7/25/2047, Ser. 2017-2A, Class A1*,f	600,000
	WaMu Mortgage Pass Through Certificates
86,505	2.921%, 9/25/2036, Ser. 2006-AR10, Class 1A2	81,330
179,086	2.954%, 10/25/2036, Ser. 2006-AR12, Class 1A1	173,710
	Washington Mutual Mortgage Pass Through Certificates Trust
316,688	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	259,940
503,079	1.526%, 2/25/2047, Ser. 2007-OA3, Class 2Ag	384,999

	Total	9,569,121

Commercial Mortgage-Backed Securities (0.4%)
	Commercial Mortgage Pass-Through Certificates
360,000	2.275%, 6/8/2030, Ser. 2013- THL, Class A2[e,g]	360,000
	Commercial Mortgage Trust
150,000	3.039%, 12/10/2018, Ser. 2013-CR13, Class A2	152,361
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
430,682	2.776%, 3/25/2023, Ser. K724, Class A1	442,259
1,450,000	3.002%, 1/25/2024, Ser. K725, Class A2	1,502,410
1,375,000	3.430%, 1/25/2027, Ser. K063, Class A2	1,443,777
	Federal National Mortgage Association - ACES
490,725	2.416%, 9/25/2026, Ser. 2017-M1, Class A1	489,952
475,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2	465,151
700,000	2.784%, 2/25/2027, Ser. 2017-M2, Class A2	697,746
950,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2	956,084
	Federal National Mortgage Association Grantor Trust
924,907	2.898%, 6/25/2027, Ser. 2017-T1, Class A	923,729
	Greenwich Capital Commercial Funding Corporation
787,808	5.867%, 12/10/2049, Ser. 2007-GG11, Class AM	788,294
	GS Mortgage Securities Trust
700,000	3.666%, 9/10/2047, Ser. 2104-GC24, Class A4	734,593

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Commercial Mortgage-Backed Securities (0.4%) - continued
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
$79,102	5.794%, 2/12/2049, Ser. 2007-CB19, Class AM	$79,368
	JPMBB Commercial Mortgage Securities Trust
325,000	3.231%, 1/15/2048, Ser. 2014-C26, Class A3	331,855
	SCG Trust
150,000	2.809%, 11/15/2026, Ser. 2013-SRP1, Class Ae,g	148,868
	UBS Commercial Mortgage Trust
588,893	3.400%, 5/10/2045, Ser. 2012-C1, Class A3	613,869
	WFRBS Commercial Mortgage Trust
450,000	2.870%, 11/15/2045, Ser. 2012-C9, Class A3	459,163

	Total	10,589,479

Communications Services (0.6%)
	21st Century Fox America, Inc.
190,000	6.900%, 3/1/2019	204,591
	Altice Financing SA
295,000	6.625%, 2/15/2023[e]	312,516
	AMC Networks, Inc.
255,000	5.000%, 4/1/2024	262,650
	America Movil SAB de CV
90,000	5.000%, 10/16/2019	96,447
	American Tower Corporation
20,000	2.800%, 6/1/2020	20,344
210,000	3.300%, 2/15/2021	216,500
	AT&T, Inc.
65,000	5.875%, 10/1/2019	70,278
60,000	2.226%, 6/30/2020[g]	60,751
112,000	3.875%, 8/15/2021	117,520
95,000	3.000%, 6/30/2022	96,134
135,000	3.800%, 3/1/2024	139,064
322,000	3.900%, 8/14/2027[c]	321,756
180,000	5.250%, 3/1/2037	188,621
300,000	4.900%, 8/14/2037[c]	298,636
126,000	6.350%, 3/15/2040	146,555
125,000	5.550%, 8/15/2041	134,330
276,000	5.150%, 3/15/2042	279,808
95,000	4.750%, 5/15/2046	91,359
	British Sky Broadcasting Group plc
110,000	2.625%, 9/16/2019[e]	110,913
184,000	3.125%, 11/26/2022[e]	187,359
	CBS Corporation
250,000	2.500%, 2/15/2023	248,384
92,000	3.375%, 2/15/2028	90,366
	CCO Holdings, LLC
400,000	5.875%, 4/1/2024[e]	429,627
	CenturyLink, Inc.
285,000	6.450%, 6/15/2021	307,712
	Charter Communications Operating, LLC
77,000	6.834%, 10/23/2055	91,849
113,000	3.579%, 7/23/2020	116,585
168,000	4.908%, 7/23/2025	180,575
230,000	6.484%, 10/23/2045	271,487
	Clear Channel Worldwide Holdings, Inc.
280,000	6.500%, 11/15/2022	290,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Communications Services (0.6%) - continued
	Columbus International, Inc.
$350,000	7.375%, 3/30/2021[e]	$373,625
	Comcast Corporation
140,000	2.750%, 3/1/2023	141,973
360,000	4.400%, 8/15/2035	390,715
58,000	4.650%, 7/15/2042	64,005
93,000	4.750%, 3/1/2044	103,662
	Cox Communications, Inc.
68,000	9.375%, 1/15/2019[e]	74,791
92,000	4.600%, 8/15/2047[c,e]	92,110
	Crown Castle International Corporation
196,000	3.400%, 2/15/2021	202,401
371,000	5.250%, 1/15/2023	414,404
184,000	3.200%, 9/1/2024[c]	184,075
	CSC Holdings, LLC
35,000	5.500%, 4/15/2027[e]	37,275
	Digicel, Ltd.
480,000	6.000%, 4/15/2021*	466,560
	FairPoint Communications, Inc.
265,000	8.750%, 8/15/2019[e]	270,843
	Gray Television, Inc.
295,000	5.875%, 7/15/2026[e]	305,325
	Intelsat Jackson Holdings SA
420,000	8.000%, 2/15/2024[e]	456,225
	Level 3 Communications, Inc.
360,000	5.375%, 1/15/2024	378,900
	Level 3 Financing, Inc.
130,000	5.375%, 5/1/2025	138,125
	Moody’s Corporation
116,000	2.750%, 12/15/2021	117,278
	Neptune Finco Corporation
310,000	10.875%, 10/15/2025[e]	386,725
	Nexstar Escrow Corporation
300,000	5.625%, 8/1/2024[e]	310,125
	Omnicom Group, Inc.
85,000	3.600%, 4/15/2026	86,265
	S&P Global, Inc.
168,000	3.300%, 8/14/2020	172,827
	SES Global Americas Holdings GP
135,000	2.500%, 3/25/2019[e]	134,887
	SFR Group SA
435,000	6.000%, 5/15/2022[e]	455,110
	Sprint Communications, Inc.
230,000	6.000%, 11/15/2022	242,650
	Sprint Corporation
265,000	7.625%, 2/15/2025[i]	298,788
	Telefonica Emisiones SAU
97,000	3.192%, 4/27/2018	97,968
	Time Warner Entertainment Company, LP
160,000	8.375%, 3/15/2023	200,435
	Time Warner, Inc.
84,000	3.600%, 7/15/2025	84,901
95,000	6.250%, 3/29/2041	116,172
	T-Mobile USA, Inc.
390,000	6.125%, 1/15/2022	408,525
	Verizon Communications, Inc.
130,000	2.037%, 6/17/2019[g]	131,162
440,000	3.000%, 11/1/2021	447,981
378,000	5.150%, 9/15/2023	420,834
20,000	5.050%, 3/15/2034	20,973
117,000	4.272%, 1/15/2036	111,805
368,000	4.862%, 8/21/2046	361,589
278,000	4.522%, 9/15/2048	258,655

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Communications Services (0.6%) - continued
	Viacom, Inc.
$90,000	4.250%, 9/1/2023	$93,546
126,000	5.850%, 9/1/2043	134,672
	Virgin Media Secured Finance plc
285,000	5.250%, 1/15/2026[e]	296,400
	Windstream Services, LLC
300,000	7.750%, 10/15/2020	288,750

	Total	15,156,904

Consumer Cyclical (0.4%)
	American Honda Finance Corporation
195,000	2.000%, 2/14/2020	195,884
	Automatic Data Processing, Inc.
40,000	3.375%, 9/15/2025	41,834
	Cinemark USA, Inc.
460,000	4.875%, 6/1/2023	467,475
	CVS Health Corporation
40,000	2.250%, 8/12/2019	40,318
550,000	4.875%, 7/20/2035	611,938
230,000	5.125%, 7/20/2045	264,334
	Daimler Finance North America, LLC
168,000	1.931%, 10/30/2019[e,g]	168,864
	Delphi Automotive plc
210,000	3.150%, 11/19/2020	215,159
	eBay, Inc.
85,000	2.500%, 3/9/2018	85,461
	Ford Motor Credit Company, LLC
200,000	2.551%, 10/5/2018	201,506
200,000	2.943%, 1/8/2019	202,848
170,000	2.262%, 3/28/2019	170,564
84,000	2.459%, 3/27/2020	84,371
63,000	3.200%, 1/15/2021	64,211
200,000	2.565%, 3/28/2022[g]	201,434
	General Motors Financial Company, Inc.
70,000	2.234%, 4/13/2020[g]	70,282
126,000	3.700%, 11/24/2020	130,425
84,000	4.200%, 3/1/2021	88,253
230,000	3.150%, 6/30/2022	230,689
84,000	3.950%, 4/13/2024	85,432
135,000	4.300%, 7/13/2025	138,724
	Home Depot, Inc.
220,000	3.000%, 4/1/2026	222,347
215,000	5.400%, 9/15/2040	263,828
126,000	4.250%, 4/1/2046	134,574
230,000	3.900%, 6/15/2047	232,229
	Hyundai Capital America
66,000	2.400%, 10/30/2018[e]	66,225
126,000	3.000%, 10/30/2020[e]	127,466
	Jaguar Land Rover Automotive plc
275,000	5.625%, 2/1/2023[e]	285,656
	KB Home
140,000	4.750%, 5/15/2019	143,850
	L Brands, Inc.
275,000	5.625%, 2/15/2022	288,062
	Lear Corporation
175,000	5.250%, 1/15/2025	187,486
	Lennar Corporation
275,000	4.875%, 12/15/2023	292,188
145,000	4.500%, 4/30/2024	150,800
	Live Nation Entertainment, Inc.
210,000	4.875%, 11/1/2024[e]	215,250
	McDonald’s Corporation
125,000	2.750%, 12/9/2020	128,287

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Consumer Cyclical (0.4%) - continued
$168,000	2.625%, 1/15/2022	$170,197
	MGM Resorts International
360,000	6.000%, 3/15/2023	398,700
	New Red Finance, Inc.
305,000	4.250%, 5/15/2024[e]	306,714
	Prime Security Services Borrower, LLC
390,000	9.250%, 5/15/2023[e]	435,338
	Scientific Games International, Inc.
270,000	7.000%, 1/1/2022[e]	287,550
	Six Flags Entertainment Corporation
300,000	4.875%, 7/31/2024[e]	305,250
	Toll Brothers Finance Corporation
42,000	8.910%, 10/15/2017	42,525
74,000	4.000%, 12/31/2018	75,480
	Wal-Mart Stores, Inc.
143,000	6.200%, 4/15/2038	195,913
180,000	5.625%, 4/15/2041	234,095
	West Corporation
210,000	5.375%, 7/15/2022[e]	212,646

	Total	9,162,662

Consumer Non-Cyclical (0.6%)
	Abbott Laboratories
230,000	2.900%, 11/30/2021	234,237
105,000	3.400%, 11/30/2023	108,102
381,000	4.750%, 11/30/2036	415,197
185,000	4.900%, 11/30/2046	204,482
	AbbVie, Inc.
290,000	2.500%, 5/14/2020	294,538
210,000	3.600%, 5/14/2025	216,909
210,000	4.450%, 5/14/2046	219,113
	Actavis Funding SCS
150,000	3.850%, 6/15/2024	157,636
255,000	4.550%, 3/15/2035	273,134
126,000	4.850%, 6/15/2044	139,091
	Altria Group, Inc.
84,000	2.850%, 8/9/2022	85,703
105,000	2.625%, 9/16/2026	101,396
	Amgen, Inc.
276,000	2.200%, 5/11/2020	278,450
84,000	2.700%, 5/1/2022	85,003
125,000	3.125%, 5/1/2025	126,379
	Anheuser-Busch InBev Finance, Inc.
90,000	2.430%, 2/1/2021[g]	93,500
309,000	3.650%, 2/1/2026	319,563
336,000	4.700%, 2/1/2036	371,908
210,000	4.900%, 2/1/2046	236,236
	Anheuser-Busch InBev Worldwide, Inc.
64,000	3.750%, 1/15/2022	67,995
	BAT International Finance plc
80,000	1.756%, 6/15/2018[e,g]	80,196
	Bayer U.S. Finance, LLC
126,000	3.375%, 10/8/2024[e]	129,656
	Becton, Dickinson and Company
196,000	3.734%, 12/15/2024	201,841
138,000	4.669%, 6/6/2047	144,215
	Boston Scientific Corporation
75,000	6.000%, 1/15/2020	81,853
125,000	3.850%, 5/15/2025	130,207
126,000	7.375%, 1/15/2040	167,273
	Bunge Limited Finance Corporation
108,000	8.500%, 6/15/2019	120,514
120,000	3.500%, 11/24/2020	123,458

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Consumer Non-Cyclical (0.6%) - continued
	Cardinal Health, Inc.
$92,000	3.079%, 6/15/2024	$93,310
183,000	3.410%, 6/15/2027	184,777
	Celgene Corporation
370,000	2.875%, 8/15/2020	379,273
40,000	3.550%, 8/15/2022	41,948
	CHS/Community Health Systems, Inc.
305,000	7.125%, 7/15/2020[i]	294,886
	Church & Dwight Company, Inc.
50,000	2.450%, 12/15/2019	50,593
	Constellation Brands, Inc.
115,000	2.700%, 5/9/2022	115,767
	EMD Finance, LLC
96,000	2.950%, 3/19/2022[e]	98,034
	Energizer Holdings, Inc.
320,000	5.500%, 6/15/2025[e]	336,800
	Envision Healthcare Corporation
365,000	5.125%, 7/1/2022[e]	376,862
	Express Scripts Holding Company
84,000	3.000%, 7/15/2023	84,631
195,000	4.500%, 2/25/2026	207,810
34,000	3.400%, 3/1/2027	33,511
275,000	4.800%, 7/15/2046	287,417
	Forest Laboratories, LLC
49,000	4.875%, 2/15/2021[e]	52,932
	Gilead Sciences, Inc.
45,000	2.550%, 9/1/2020	45,921
84,000	2.950%, 3/1/2027	83,047
	H. J. Heinz Company
125,000	3.500%, 7/15/2022	129,786
	HCA, Inc.
205,000	5.250%, 6/15/2026	221,849
125,000	4.500%, 2/15/2027	127,930
	Heineken NV
200,000	4.350%, 3/29/2047[e]	207,827
	Imperial Tobacco Finance plc
170,000	2.950%, 7/21/2020[e]	173,609
	JBS USA, LLC
275,000	5.750%, 6/15/2025[e]	272,250
	Kimberly-Clark Corporation
230,000	3.900%, 5/4/2047	233,982
	Kraft Foods Group, Inc.
168,000	5.000%, 6/4/2042	177,640
	Kroger Company
115,000	2.800%, 8/1/2022	115,820
	Laboratory Corporation of America Holdings
60,000	2.625%, 2/1/2020	60,654
	McKesson Corporation
75,000	4.883%, 3/15/2044	84,508
	Mead Johnson Nutrition Company
84,000	3.000%, 11/15/2020	86,547
	Medtronic, Inc.
665,000	4.375%, 3/15/2035	737,440
90,000	4.625%, 3/15/2045	102,373
	Merck & Company, Inc.
65,000	1.560%, 2/10/2020[g]	65,464
30,000	3.700%, 2/10/2045	30,171
	Molson Coors Brewing Company
147,000	2.250%, 3/15/2020[e]	147,468
	Mondelez International Holdings Netherlands BV
195,000	2.000%, 10/28/2021[e]	191,078

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Consumer Non-Cyclical (0.6%) - continued
	Mondelez International, Inc.
$91,000	1.690%, 2/1/2019[g]	$91,281
	Mylan NV
170,000	3.000%, 12/15/2018	172,398
45,000	3.150%, 6/15/2021	45,951
84,000	5.250%, 6/15/2046	91,589
	Newell Rubbermaid, Inc.
126,000	5.500%, 4/1/2046	151,709
	PepsiCo, Inc.
168,000	2.850%, 2/24/2026	168,292
	Post Holdings, Inc.
290,000	5.500%, 3/1/2025[e]	305,950
	Reynolds American, Inc.
90,000	2.300%, 8/21/2017	90,030
257,000	5.700%, 8/15/2035	306,517
	Roche Holdings, Inc.
130,000	4.000%, 11/28/2044[e]	135,893
	Shire Acquisitions Investments Ireland Designated Activity Company
264,000	2.400%, 9/23/2021	262,834
276,000	3.200%, 9/23/2026	271,707
	Smithfield Foods, Inc.
215,000	2.700%, 1/31/2020[e]	216,309
	Tenet Healthcare Corporation
315,000	8.125%, 4/1/2022	338,625
	Teva Pharmaceutical Finance Netherlands III BV
173,000	2.200%, 7/21/2021	170,557
105,000	2.800%, 7/21/2023	103,049
460,000	3.150%, 10/1/2026	439,949
	Thermo Fisher Scientific, Inc.
63,000	3.000%, 4/15/2023	64,092
	TreeHouse Foods, Inc.
185,000	4.875%, 3/15/2022	191,475
	Tyson Foods, Inc.
92,000	3.550%, 6/2/2027	94,118
	VRX Escrow Corporation
570,000	6.125%, 4/15/2025[e]	485,212
	Zoetis, Inc.
288,000	4.700%, 2/1/2043	315,239

	Total	15,654,476

Energy (0.6%)
	Alliance Resource Operating Partners, LP
285,000	7.500%, 5/1/2025[e]	301,031
	Anadarko Petroleum Corporation
275,000	4.850%, 3/15/2021	293,477
184,000	5.550%, 3/15/2026[i]	206,535
	Antero Resources Corporation
290,000	5.125%, 12/1/2022	294,350
	Apache Corporation
85,000	4.750%, 4/15/2043	86,580
	Boardwalk Pipelines, LP
80,000	5.950%, 6/1/2026	90,296
	BP Capital Markets plc
164,000	3.062%, 3/17/2022	168,699
252,000	3.535%, 11/4/2024	260,701
45,000	3.119%, 5/4/2026	45,102
	Buckeye Partners, LP
107,000	2.650%, 11/15/2018	107,616
	Canadian Natural Resources, Ltd.
200,000	3.450%, 11/15/2021	206,881
85,000	6.250%, 3/15/2038	101,114

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Energy (0.6%) - continued
$85,000	4.950%, 6/1/2047	$88,778
	Canadian Oil Sands, Ltd.
125,000	9.400%, 9/1/2021[e]	152,629
	Cenovus Energy, Inc.
185,000	3.800%, 9/15/2023	185,476
	Cheniere Corpus Christi Holdings, LLC
255,000	5.875%, 3/31/2025	276,356
	Cimarex Energy Company
126,000	4.375%, 6/1/2024	133,420
	Columbia Pipeline Group, Inc.
165,000	2.450%, 6/1/2018	165,767
	Concho Resources, Inc.
273,154	5.500%, 10/1/2022	281,690
115,000	4.375%, 1/15/2025	118,594
	ConocoPhillips
230,000	6.500%, 2/1/2039	303,577
	Continental Resources, Inc.
230,000	5.000%, 9/15/2022	227,987
	Devon Energy Corporation
130,000	3.250%, 5/15/2022	130,852
	El Paso Pipeline Partners Operating Company, LLC
135,000	4.300%, 5/1/2024	140,120
	Enbridge, Inc.
175,000	2.900%, 7/15/2022	176,253
	Encana Corporation
46,000	3.900%, 11/15/2021[i]	47,236
184,000	6.625%, 8/15/2037	217,794
230,000	6.500%, 2/1/2038	269,815
	Energy Transfer Equity, LP
275,000	5.500%, 6/1/2027	288,750
	Energy Transfer Partners, LP
168,000	4.650%, 6/1/2021	178,273
90,000	4.900%, 3/15/2035	88,710
	Energy Transfer, LP
125,000	5.150%, 2/1/2043	119,649
	EnLink Midstream Partners, LP
85,000	4.150%, 6/1/2025	85,223
63,000	4.850%, 7/15/2026	66,342
	Enterprise Products Operating, LLC
48,000	5.100%, 2/15/2045	53,282
	EQT Corporation
53,000	5.150%, 3/1/2018	53,923
55,000	8.125%, 6/1/2019	60,648
150,000	4.875%, 11/15/2021	162,256
	Exxon Mobil Corporation
70,000	4.114%, 3/1/2046	74,750
	Kinder Morgan Energy Partners, LP
130,000	3.500%, 3/1/2021	133,374
	Magellan Midstream Partners, LP
120,000	5.000%, 3/1/2026	133,740
	Marathon Oil Corporation
126,000	2.700%, 6/1/2020	125,532
325,000	6.600%, 10/1/2037[i]	365,401
	Marathon Petroleum Corporation
65,000	3.400%, 12/15/2020	67,287
184,000	6.500%, 3/1/2041	216,632
172,000	4.750%, 9/15/2044	167,813
	MPLX, LP
276,000	4.875%, 6/1/2025	295,388
130,000	4.125%, 3/1/2027	132,534
	Newfield Exploration Company
250,000	5.625%, 7/1/2024	262,187

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Energy (0.6%) - continued
	Noble Energy, Inc.
$73,000	5.625%, 5/1/2021	$75,241
	ONEOK, Inc.
168,000	7.500%, 9/1/2023	203,414
140,000	4.000%, 7/13/2027	141,954
	PBF Holding Company, LLC
395,000	7.250%, 6/15/2025[e]	387,100
	Petrobras Global Finance BV
52,000	8.375%, 5/23/2021	58,614
230,000	6.250%, 3/17/2024	239,775
	Petroleos Mexicanos
275,000	6.000%, 3/5/2020	296,626
64,000	2.378%, 4/15/2025	64,295
110,000	6.750%, 9/21/2047	115,797
	Pioneer Natural Resources Company
85,000	4.450%, 1/15/2026	91,283
	Regency Energy Partners, LP
168,000	5.875%, 3/1/2022	186,017
275,000	5.000%, 10/1/2022	295,198
	Rice Energy, Inc.
275,000	6.250%, 5/1/2022	287,375
	Rowan Companies, Inc.
35,000	7.375%, 6/15/2025	32,988
	Sabine Pass Liquefaction, LLC
135,000	6.250%, 3/15/2022	153,224
160,000	5.625%, 4/15/2023	178,154
185,000	5.750%, 5/15/2024	207,991
275,000	5.625%, 3/1/2025	305,927
	Schlumberger Holdings Corporation
65,000	3.000%, 12/21/2020[e]	66,433
105,000	4.000%, 12/21/2025[e]	111,183
	Shell International Finance BV
60,000	1.632%, 5/11/2020[g]	60,445
	Suncor Energy, Inc.
95,000	3.600%, 12/1/2024	97,780
	Sunoco Logistics Partners Operations, LP
75,000	4.400%, 4/1/2021	79,049
	Tesoro Corporation
621,000	4.750%, 12/15/2023[e]	669,961
	Weatherford International, Ltd.
315,000	8.250%, 6/15/2023[i]	319,725
	Western Gas Partners, LP
184,000	4.000%, 7/1/2022	189,815
	Williams Partners, LP
105,000	4.000%, 11/15/2021	109,836
115,000	4.500%, 11/15/2023	122,922
170,000	3.750%, 6/15/2027	170,002
185,000	6.300%, 4/15/2040	217,040

	Total	13,745,584

Financials (1.5%)
	ABN AMRO Bank NV
200,000	4.750%, 7/28/2025[e]	213,139
	ACE INA Holdings, Inc.
125,000	4.350%, 11/3/2045	137,688
	AerCap Ireland Capital, Ltd.
80,000	3.750%, 5/15/2019	82,203
84,000	4.625%, 10/30/2020	89,586
230,000	5.000%, 10/1/2021	249,211
84,000	4.625%, 7/1/2022	90,215
	Aetna, Inc.
180,000	2.800%, 6/15/2023	181,976
	Air Lease Corporation
75,000	2.125%, 1/15/2018	75,131

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Financials (1.5%) - continued
$33,000	2.625%, 9/4/2018	$33,284
230,000	3.375%, 1/15/2019	234,480
	Ally Financial, Inc.
180,000	3.750%, 11/18/2019	184,050
200,000	4.125%, 3/30/2020	206,000
	American Express Credit Corporation
130,000	1.817%, 3/18/2019[g]	130,871
276,000	1.875%, 5/3/2019	276,733
	American International Group, Inc.
55,000	3.300%, 3/1/2021	56,800
126,000	4.125%, 2/15/2024	133,973
275,000	3.750%, 7/10/2025	284,404
255,000	3.900%, 4/1/2026	264,758
	Anthem, Inc.
230,000	4.625%, 5/15/2042	248,096
	Aon plc
63,000	3.875%, 12/15/2025	66,253
	ASP AMC Merger Sub, Inc.
300,000	8.000%, 5/15/2025[e]	297,375
	Avalonbay Communities, Inc.
200,000	3.500%, 11/15/2025	204,800
	Banco Santander SA
200,000	6.375%, 5/19/2019[j]	205,304
	Bank of America Corporation
135,000	2.357%, 3/22/2018[g]	135,798
110,000	2.169%, 4/1/2019[g]	111,087
125,000	2.625%, 10/19/2020	126,797
120,000	2.369%, 7/21/2021	120,230
200,000	3.300%, 1/11/2023	205,232
185,000	2.881%, 4/24/2023	185,971
168,000	4.000%, 4/1/2024	177,484
170,000	4.000%, 1/22/2025	175,191
126,000	3.500%, 4/19/2026	127,369
276,000	4.183%, 11/25/2027	285,103
185,000	3.824%, 1/20/2028	188,916
208,000	5.875%, 2/7/2042	264,072
	Bank of New York Mellon Corporation
210,000	2.500%, 4/15/2021	212,173
	Bank of Nova Scotia
190,000	2.700%, 3/7/2022	192,100
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
55,000	2.850%, 9/8/2021[e]	55,752
	Barclays Bank plc
42,000	10.179%, 6/12/2021[e]	52,667
	Barclays plc
90,000	2.750%, 11/8/2019	91,090
260,000	3.684%, 1/10/2023	267,207
168,000	3.650%, 3/16/2025	168,338
	BB&T Corporation
55,000	2.019%, 1/15/2020[g]	55,497
	Berkshire Hathaway, Inc.
105,000	2.750%, 3/15/2023	107,130
	Caisse Centrale Desjardins du Quebec
75,000	1.976%, 1/29/2018[e,g]	75,200
	Capital One Financial Corporation
90,000	2.450%, 4/24/2019	90,666
161,000	2.500%, 5/12/2020	162,137
168,000	3.050%, 3/9/2022	170,851
	Capital One NA
250,000	2.350%, 1/31/2020	251,147
	CBOE Holdings, Inc.
110,000	1.950%, 6/28/2019	110,048
	Centene Escrow Corporation
400,000	5.625%, 2/15/2021	416,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Financials (1.5%) - continued
	Cigna Corporation
$15,000	5.375%, 2/15/2042	$18,135
	CIT Group, Inc.
355,000	5.000%, 8/15/2022	383,826
	Citigroup, Inc.
90,000	2.074%, 4/8/2019[g]	90,595
230,000	2.094%, 1/10/2020[g]	231,878
170,000	2.700%, 3/30/2021	171,982
210,000	2.750%, 4/25/2022	210,626
89,000	4.050%, 7/30/2022	93,326
235,000	4.400%, 6/10/2025	246,490
168,000	3.200%, 10/21/2026	164,052
276,000	3.668%, 7/24/2028	277,458
126,000	4.125%, 7/25/2028	129,377
	Citizens Bank NA
250,000	2.300%, 12/3/2018	251,388
250,000	2.200%, 5/26/2020	250,284
	Commonwealth Bank of Australia
126,000	2.250%, 3/10/2020[e]	126,635
	Compass Bank
180,000	2.750%, 9/29/2019	181,389
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
227,000	3.950%, 11/9/2022	238,926
552,000	4.625%, 12/1/2023	599,661
	Credit Agricole SA
110,000	2.104%, 4/15/2019[e,g]	110,921
	Credit Suisse AG
73,000	5.400%, 1/14/2020	78,437
	Credit Suisse Group Funding, Ltd.
502,000	2.750%, 3/26/2020	509,487
210,000	3.125%, 12/10/2020	214,867
168,000	3.750%, 3/26/2025	170,912
	DDR Corporation
195,000	4.625%, 7/15/2022	204,866
	Deutsche Bank AG
255,000	2.700%, 7/13/2020	256,188
252,000	3.375%, 5/12/2021	256,292
105,000	4.250%, 10/14/2021	110,591
	Digital Realty Trust LP
100,000	3.400%, 10/1/2020	103,082
	Discover Bank
190,000	8.700%, 11/18/2019	215,088
	Duke Realty, LP
30,000	3.875%, 2/15/2021	31,291
90,000	4.375%, 6/15/2022	96,568
	ERP Operating, LP
32,000	3.375%, 6/1/2025	32,548
	European Investment Bank
165,000	1.875%, 3/15/2019	166,029
	Fifth Third Bancorp
52,000	2.875%, 7/27/2020	53,227
55,000	2.875%, 10/1/2021	56,094
150,000	2.600%, 6/15/2022	149,928
	Five Corners Funding Trust
230,000	4.419%, 11/15/2023[e]	250,056
	GE Capital International Funding Company
598,000	4.418%, 11/15/2035	648,217
	Goldman Sachs Group, Inc.
180,000	2.511%, 4/30/2018[g]	181,252
95,000	2.282%, 11/15/2018[g]	95,979
342,000	5.375%, 3/15/2020	369,903
75,000	2.473%, 4/23/2020[g]	76,330
325,000	5.375%, 5/10/2020[j]	341,250

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Financials (1.5%) - continued
$566,000	5.250%, 7/27/2021	$623,507
180,000	3.000%, 4/26/2022	182,265
184,000	2.908%, 6/5/2023	184,289
84,000	3.500%, 1/23/2025	85,333
325,000	3.691%, 6/5/2028	327,014
145,000	4.750%, 10/21/2045	160,694
	Hartford Financial Services Group, Inc.
369,000	5.125%, 4/15/2022	411,049
	HBOS plc
213,000	6.750%, 5/21/2018[e]	220,873
	HCP, Inc.
265,000	4.000%, 12/1/2022	278,698
60,000	3.400%, 2/1/2025	59,974
	HSBC Bank plc
180,000	1.822%, 5/15/2018[e,g]	180,696
	HSBC Holdings plc
335,000	3.400%, 3/8/2021	346,399
200,000	6.875%, 6/1/2021[j]	219,340
125,000	2.650%, 1/5/2022	125,588
200,000	3.600%, 5/25/2023	207,600
200,000	3.900%, 5/25/2026	208,496
	Huntington Bancshares, Inc.
24,000	2.600%, 8/2/2018	24,219
	Huntington National Bank
250,000	2.200%, 11/6/2018	251,241
	Icahn Enterprises, LP
180,000	6.000%, 8/1/2020	184,950
125,000	6.750%, 2/1/2024	131,250
	ING Capital Funding Trust III
90,000	4.896%, 9/30/2017[g,j]	90,563
	ING Groep NV
200,000	3.150%, 3/29/2022	204,701
	International Lease Finance Corporation
50,000	4.625%, 4/15/2021	53,375
100,000	5.875%, 8/15/2022	113,184
	J.P. Morgan Chase & Company
116,000	6.300%, 4/23/2019	124,732
60,000	2.250%, 1/23/2020	60,452
190,000	1.882%, 6/1/2021[g]	190,530
95,000	2.295%, 8/15/2021	94,909
210,000	4.500%, 1/24/2022	228,450
126,000	3.200%, 1/25/2023	129,412
210,000	2.700%, 5/18/2023	209,399
95,000	2.543%, 10/24/2023[g]	96,841
120,000	3.625%, 5/13/2024	124,605
240,000	3.125%, 1/23/2025	240,194
135,000	3.300%, 4/1/2026	135,208
275,000	3.882%, 7/24/2038	275,003
	KeyCorp
100,000	2.900%, 9/15/2020	102,145
	Liberty Mutual Group, Inc.
84,000	4.950%, 5/1/2022[e]	92,248
	Liberty Property, LP
246,000	3.750%, 4/1/2025	251,703
	Lincoln National Corporation
84,000	8.750%, 7/1/2019	94,473
	Lloyds Bank plc
85,000	1.770%, 3/16/2018[g]	85,128
	MetLife, Inc.
125,000	4.050%, 3/1/2045	126,358
	Mitsubishi UFJ Financial Group, Inc.
230,000	3.287%, 7/25/2027	229,324

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Financials (1.5%) - continued
	Mizuho Bank, Ltd.
$108,000	1.850%, 3/21/2018[e]	$108,147
	Morgan Stanley
400,000	6.625%, 4/1/2018	412,743
120,000	2.594%, 4/25/2018[g]	120,959
75,000	2.457%, 1/27/2020[g]	76,195
84,000	5.550%, 7/15/2020[j]	87,990
105,000	2.500%, 4/21/2021	105,366
210,000	2.625%, 11/17/2021	210,793
207,000	2.750%, 5/19/2022	207,355
65,000	4.875%, 11/1/2022	70,739
100,000	4.000%, 7/23/2025	104,950
210,000	4.350%, 9/8/2026	220,417
276,000	3.591%, 7/22/2028	276,794
	MPT Operating Partnership, LP
275,000	6.375%, 3/1/2024	299,750
	Nasdaq, Inc.
110,000	3.850%, 6/30/2026	112,944
	National City Corporation
203,000	6.875%, 5/15/2019	220,443
	New York Life Global Funding
138,000	2.300%, 6/10/2022[e]	137,840
	Park Aerospace Holdings, Ltd.
425,000	5.500%, 2/15/2024[e]	432,703
	Prudential Financial, Inc.
55,000	2.350%, 8/15/2019	55,490
	Quicken Loans, Inc.
445,000	5.750%, 5/1/2025[e]	465,581
	Realty Income Corporation
185,000	4.125%, 10/15/2026	192,399
	Regions Bank
71,000	7.500%, 5/15/2018	74,141
	Regions Financial Corporation
125,000	2.250%, 9/14/2018	125,582
126,000	3.200%, 2/8/2021	129,133
	Reinsurance Group of America, Inc.
81,000	5.000%, 6/1/2021	88,224
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[e]	85,705
	Royal Bank of Scotland Group plc
230,000	8.625%, 8/15/2021[j]	254,007
200,000	3.875%, 9/12/2023	205,141
	Santander UK Group Holdings plc
147,000	2.875%, 10/16/2020	149,264
	Santander UK plc
48,000	3.050%, 8/23/2018	48,572
	Simon Property Group, LP
55,000	2.500%, 9/1/2020	55,843
140,000	2.750%, 2/1/2023	140,483
168,000	4.250%, 11/30/2046	167,911
	Skandinaviska Enskilda Banken AB
135,000	2.375%, 3/25/2019[e]	136,087
	Societe Generale SA
138,000	4.750%, 11/24/2025[e]	145,867
	Standard Chartered plc
162,000	2.100%, 8/19/2019[e]	161,859
	State Street Corporation
85,000	2.081%, 8/18/2020[g]	86,749
	Sumitomo Mitsui Banking Corporation
90,000	1.884%, 1/16/2018[g]	90,188
	Sumitomo Mitsui Financial Group, Inc.
170,000	2.784%, 7/12/2022	170,997

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Financials (1.5%) - continued
$126,000	3.010%, 10/19/2026	$123,825
	SunTrust Banks, Inc.
180,000	2.250%, 1/31/2020	181,042
	Svenska Handelsbanken AB
120,000	1.757%, 6/17/2019[g]	120,577
	Synchrony Financial
230,000	3.000%, 8/15/2019	233,610
50,000	2.402%, 2/3/2020[g]	50,554
55,000	4.250%, 8/15/2024	57,031
	Toronto-Dominion Bank
65,000	2.172%, 12/14/2020[g]	66,285
	UBS Group Funding Jersey, Ltd.
230,000	3.000%, 4/15/2021[e]	234,376
126,000	4.125%, 9/24/2025[e]	133,337
	UBS Group Funding Switzerland AG
200,000	3.491%, 5/23/2023[e]	205,474
	UnitedHealth Group, Inc.
35,000	3.350%, 7/15/2022	36,680
380,000	4.625%, 7/15/2035	431,358
	USB Realty Corporation
50,000	2.451%, 1/15/2022[e,g,j]	44,375
	Ventas Realty, LP
195,000	3.100%, 1/15/2023	196,615
	Voya Financial, Inc.
109,000	2.900%, 2/15/2018	109,678
342,000	3.125%, 7/15/2024	338,659
	Wells Fargo & Company
75,000	1.991%, 1/30/2020[g]	75,705
170,000	2.550%, 12/7/2020	172,265
205,000	2.625%, 7/22/2022	205,387
225,000	3.069%, 1/24/2023	228,771
168,000	3.450%, 2/13/2023	173,008
125,000	3.000%, 2/19/2025	124,511
175,000	3.000%, 4/22/2026	172,282
168,000	3.000%, 10/23/2026	164,770
323,000	4.900%, 11/17/2045	354,995
	Welltower, Inc.
65,000	3.750%, 3/15/2023	68,129
175,000	4.000%, 6/1/2025	183,337

	Total	35,461,413

Foreign Government (0.1%)
	Argentina Government International Bond
150,000	7.500%, 4/22/2026	161,175
48,000	6.875%, 1/26/2027	49,320
	Brazil Government International Bond
110,000	7.125%, 1/20/2037	127,875
	Export-Import Bank of Korea
75,000	2.250%, 1/21/2020	75,014
	Indonesia Government International Bond
230,000	3.850%, 7/18/2027[e]	232,264
275,000	5.250%, 1/8/2047[e]	303,942
	Kommunalbanken AS
125,000	1.500%, 10/22/2019[e]	124,600
	Mexico Government International Bond
230,000	4.150%, 3/28/2027	240,120
	Turkey Government International Bond
276,000	5.750%, 5/11/2047	274,227

	Total	1,588,537

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Mortgage-Backed Securities (4.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$9,050,000	3.000%, 8/1/2032[c]	$9,313,900
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
8,775,000	4.000%, 8/1/2047[c]	9,242,978
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
11,200,000	3.000%, 8/1/2047[c]	11,219,250
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
346,059	1.746%, 7/1/2043[g]	354,729
201,672	2.044%, 7/1/2043[g]	206,977
164,510	2.035%, 8/1/2043[g]	168,467
43,000,000	3.500%, 8/1/2047[c]	44,269,842
25,775,000	4.000%, 8/1/2047[c]	27,139,263
6,450,000	4.500%, 8/1/2047[c]	6,924,680

	Total	108,840,086

Technology (0.3%)
	Amphenol Corporation
69,000	2.550%, 1/30/2019	69,632
	Apple, Inc.
60,000	1.482%, 5/6/2020[g]	60,360
115,000	3.000%, 2/9/2024	117,581
294,000	3.200%, 5/13/2025	301,785
183,000	3.200%, 5/11/2027	185,690
250,000	3.000%, 6/20/2027	249,800
126,000	4.650%, 2/23/2046	141,397
225,000	4.250%, 2/9/2047	239,858
	Applied Materials, Inc.
92,000	3.300%, 4/1/2027	94,010
	Avnet, Inc.
125,000	3.750%, 12/1/2021	127,871
	Baidu, Inc.
225,000	3.000%, 6/30/2020	228,537
	CDK Global, Inc.
165,000	4.875%, 6/1/2027[e]	169,537
	Cisco Systems, Inc.
80,000	1.702%, 3/1/2019[g]	80,554
	CommScope Technologies Finance, LLC
245,000	6.000%, 6/15/2025[e]	263,375
	Diamond 1 Finance Corporation
105,000	3.480%, 6/1/2019[e]	107,482
230,000	5.450%, 6/15/2023[e]	253,496
63,000	6.020%, 6/15/2026[e]	70,349
84,000	8.350%, 7/15/2046[e]	109,973
	Equinix, Inc.
185,000	5.750%, 1/1/2025	198,875
	Fidelity National Information Services, Inc.
145,000	2.850%, 10/15/2018	146,626
103,000	3.625%, 10/15/2020	107,714
	First Data Corporation
185,000	5.375%, 8/15/2023[e]	193,556
	Hewlett Packard Enterprise Company
32,000	2.450%, 10/5/2017	32,055
48,000	2.850%, 10/5/2018	48,580
48,000	4.400%, 10/15/2022	51,182

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Technology (0.3%) - continued
	Inception Merger Sub, Inc.
$380,000	8.625%, 11/15/2024[e,i]	$410,400
	Intel Corporation
30,000	3.100%, 7/29/2022	31,060
65,000	3.700%, 7/29/2025	68,833
189,000	4.100%, 5/19/2046	196,413
	International Business Machines Corporation
168,000	4.700%, 2/19/2046	187,550
	Iron Mountain, Inc.
310,000	6.000%, 8/15/2023	327,825
	Microsoft Corporation
270,000	4.750%, 11/3/2055	312,223
270,000	4.200%, 11/3/2035	295,831
550,000	3.700%, 8/8/2046	544,194
225,000	4.250%, 2/6/2047	243,143
	NXP BV
145,000	3.875%, 9/1/2022[e]	150,754
	Oracle Corporation
55,000	2.500%, 5/15/2022	55,770
168,000	2.400%, 9/15/2023	167,447
390,000	2.950%, 5/15/2025	394,321
	QUALCOMM, Inc.
126,000	3.000%, 5/20/2022	129,977
92,000	4.300%, 5/20/2047	94,786
	Sensata Technologies UK Financing Company plc
200,000	6.250%, 2/15/2026[e]	218,000
	Tyco Electronics Group SA
46,000	3.450%, 8/1/2024	47,679
92,000	3.125%, 8/15/2027[f]	91,263

	Total	7,617,344

Transportation (0.1%)
	Air Canada Pass Through Trust
44,660	3.875%, 3/15/2023[e]	44,548
	American Airlines Pass Through Trust
94,912	3.375%, 5/1/2027	95,624
	Avis Budget Car Rental, LLC
185,000	6.375%, 4/1/2024[e,i]	189,972
	Burlington Northern Santa Fe, LLC
140,000	5.750%, 5/1/2040	176,716
430,000	5.050%, 3/1/2041	504,169
150,000	4.450%, 3/15/2043	163,794
180,000	3.900%, 8/1/2046	183,687
	Continental Airlines, Inc.
52,203	4.150%, 4/11/2024	54,944
	CSX Corporation
42,000	3.700%, 11/1/2023	44,463
	Delta Air Lines, Inc.
20,380	4.950%, 5/23/2019	21,119
105,000	2.875%, 3/13/2020	106,658
	ERAC USA Finance, LLC
30,000	2.800%, 11/1/2018[e]	30,319
	J.B. Hunt Transport Services, Inc.
50,000	3.300%, 8/15/2022	50,992
	Southwest Airlines Company
97,000	2.750%, 11/6/2019	98,581
	Virgin Australia Holdings, Ltd.
22,572	5.000%, 10/23/2023[e]	23,475
	XPO Logistics, Inc.
270,000	6.500%, 6/15/2022[e]	280,462

	Total	2,069,523

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
U.S. Government and Agencies (4.4%)
	U.S. Treasury Bonds
$1,000,000	2.375%, 5/15/2027	$1,007,461
550,000	5.250%, 11/15/2028	707,803
1,175,000	4.375%, 5/15/2040	1,490,506
6,780,000	3.000%, 5/15/2042	6,969,630
11,118,000	2.500%, 5/15/2046	10,247,672
670,000	3.000%, 2/15/2047	684,159
1,230,000	3.000%, 5/15/2047	1,256,666
	U.S. Treasury Bonds, TIPS
14,949,384	0.125%, 1/15/2023	14,893,772
12,256,286	0.625%, 1/15/2026	12,404,722
	U.S. Treasury Notes
1,200,000	1.000%, 10/15/2019	1,190,156
2,840,000	1.500%, 10/31/2019	2,847,432
1,160,000	1.500%, 5/15/2020	1,160,635
5,000,000	1.375%, 9/30/2020	4,971,485
1,750,000	1.375%, 5/31/2021	1,730,040
8,634,000	1.125%, 8/31/2021	8,430,626
2,500,000	1.875%, 2/28/2022	2,509,375
15,500,000	1.875%, 7/31/2022	15,530,272
120,000	1.625%, 8/15/2022	118,753
1,698,000	1.375%, 9/30/2023	1,635,519
4,800,000	1.625%, 10/31/2023	4,690,310
5,500,000	2.125%, 7/31/2024	5,506,446
4,000,000	2.000%, 11/15/2026	3,909,220

	Total	103,892,660

Utilities (0.4%)
	American Electric Power Company, Inc.
253,000	2.950%, 12/15/2022	257,585
	Appalachian Power Company
92,000	3.300%, 6/1/2027	94,010
	Arizona Public Service Company
65,000	2.200%, 1/15/2020	65,334
	Atmos Energy Corporation
100,000	3.000%, 6/15/2027	99,795
	Berkshire Hathaway Energy Company
45,000	2.400%, 2/1/2020	45,309
	Calpine Corporation
275,000	5.375%, 1/15/2023[i]	267,094
	CMS Energy Corporation
126,000	2.950%, 2/15/2027	122,187
126,000	3.450%, 8/15/2027	127,761
	Commonwealth Edison Company
125,000	3.700%, 3/1/2045	122,625
70,000	4.350%, 11/15/2045	75,756
	Consolidated Edison Company of New York, Inc.
63,000	4.500%, 12/1/2045	70,223
	Consolidated Edison, Inc.
84,000	2.000%, 5/15/2021	83,310
	Dominion Energy, Inc.
180,000	2.962%, 7/1/2019	183,229
184,000	2.579%, 7/1/2020	185,778
	DTE Electric Company
95,000	3.700%, 3/15/2045	94,420
135,000	3.700%, 6/1/2046	132,674
	DTE Energy Company
25,000	2.400%, 12/1/2019	25,192
	Duke Energy Corporation
175,000	2.100%, 6/15/2018	175,680
168,000	3.750%, 9/1/2046	163,312
	Duke Energy Florida, LLC
120,000	3.200%, 1/15/2027	122,255

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Utilities (0.4%) - continued
	Duke Energy Indiana, LLC
$170,000	3.750%, 5/15/2046	$168,411
	Dynegy, Inc.
320,000	7.375%, 11/1/2022[i]	324,400
	Edison International
170,000	2.950%, 3/15/2023	171,542
	Emera U.S. Finance, LP
130,000	2.150%, 6/15/2019	130,317
130,000	4.750%, 6/15/2046	139,460
	Enbridge Energy Partners, LP
230,000	5.875%, 10/15/2025	264,705
	Enel Finance International NV
37,000	6.250%, 9/15/2017[e]	37,191
	Eversource Energy
55,000	1.600%, 1/15/2018	54,948
	Exelon Corporation
90,000	5.100%, 6/15/2045	103,097
126,000	4.450%, 4/15/2046	130,851
	Exelon Generation Company, LLC
123,000	5.200%, 10/1/2019	131,370
160,000	2.950%, 1/15/2020	163,370
	FirstEnergy Corporation
60,000	2.850%, 7/15/2022	60,090
350,000	4.850%, 7/15/2047	358,535
	ITC Holdings Corporation
30,000	4.050%, 7/1/2023	31,652
84,000	5.300%, 7/1/2043	97,146
	Kinder Morgan Energy Partners, LP
225,000	6.500%, 9/1/2039	258,497
	MidAmerican Energy Holdings Company
252,000	6.500%, 9/15/2037	337,512
	Monongahela Power Company
95,000	5.400%, 12/15/2043[e]	115,595
	National Rural Utilities Cooperative Finance Corporation
150,000	2.300%, 11/1/2020	151,065
	NextEra Energy Capital Holdings, Inc.
105,000	2.300%, 4/1/2019	105,821
	NiSource Finance Corporation
92,000	3.490%, 5/15/2027	93,762
245,000	5.650%, 2/1/2045	296,937
	Northern States Power Company
140,000	4.125%, 5/15/2044	147,464
	NRG Energy, Inc.
275,000	6.625%, 3/15/2023	284,281
	Oncor Electric Delivery Company, LLC
368,000	3.750%, 4/1/2045	364,022
	Pacific Gas and Electric Company
225,000	3.300%, 3/15/2027	230,914
126,000	4.250%, 3/15/2046	136,386
	PG&E Corporation
45,000	2.400%, 3/1/2019	45,301
	PPL Capital Funding, Inc.
54,000	3.500%, 12/1/2022	55,980
92,000	3.400%, 6/1/2023	95,333
195,000	5.000%, 3/15/2044	220,277
	PPL Electric Utilities Corporation
138,000	3.950%, 6/1/2047	141,818
	Public Service Electric & Gas Company
230,000	3.000%, 5/15/2027	230,717
	Sempra Energy
120,000	6.150%, 6/15/2018	124,579
60,000	2.400%, 3/15/2020	60,642

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (15.8%)	Value
Utilities (0.4%) - continued
	Southern California Edison Company
$35,000	2.400%, 2/1/2022	$35,178
185,000	4.000%, 4/1/2047	195,248
	Southern Company
170,000	1.850%, 7/1/2019	169,834
180,000	2.950%, 7/1/2023	180,868
230,000	3.250%, 7/1/2026	228,988
165,000	4.400%, 7/1/2046	172,313
	Southern Company Gas Capital Corporation
230,000	4.400%, 5/30/2047	239,611
	Southwestern Electric Power Company
65,000	3.900%, 4/1/2045	63,990
	Tesoro Logistics, LP
285,000	5.250%, 1/15/2025	304,950
	Xcel Energy, Inc.
285,000	3.350%, 12/1/2026	289,990

	Total	10,258,487

	Total Long-Term Fixed Income (cost $369,981,775)	374,935,169

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
2,030	Henkel AG & Company KGaA, 1.470%	287,545

	Total	287,545

Energy (<0.1%)
752	Alpha Natural Resources, Inc., 0.000%[d]	12,784
752	ANR Holdings, Inc., 0.000%[d]	3,008

	Total	15,792

	Total Preferred Stock (cost $279,007)	303,337

Shares	Collateral Held for Securities Loaned (0.1%)	Value
3,097,194	Thrivent Cash Management Trust	3,097,194

	Total Collateral Held for Securities Loaned (cost $3,097,194)	3,097,194

Shares or Principal Amount	Short-Term Investments (15.4%)[l]	Value
	Federal Home Loan Bank Discount Notes
2,400,000	1.030%, 8/11/2017[m]	2,399,333
1,600,000	1.025%, 9/5/2017[m]	1,598,429
200,000	1.025%, 9/6/2017[m]	199,798
2,800,000	1.030%, 9/8/2017[m]	2,797,015
7,600,000	1.025%, 9/20/2017[m]	7,589,337
	Thrivent Core Short-Term Reserve Fund
34,930,429	1.280%	349,304,286

Shares or Principal Amount	Short-Term Investments (15.4%)[l]	Value
	U.S. Treasury Bills
600,000	0.870%, 8/3/2017	$599,969
700,000	0.861%, 8/10/2017[n]	699,834
300,000	0.958%, 9/7/2017	299,702

	Total Short-Term Investments (cost $365,487,463)	365,487,703

	Total Investments (cost $2,082,393,898) 104.6%	$2,479,452,288

	Other Assets and Liabilities, Net (4.6%)	(109,366,739)

	Total Net Assets 100.0%	$2,370,085,549

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2017, the value of these investments was $32,304,005 or 1.4% of total net assets.
f	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2017.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2017.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Aggressive Allocation Fund as of July 31, 2017 was $12,376,046 or 0.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2017.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Security	Acquisition Date	Cost
ALM Loan Funding CLO, 10/17/2026	4/28/2017	$375,000
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	162,035
Apidos CLO XVIII, 7/22/2026	4/4/2017	375,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	140,000
Betony CLO, Ltd., 4/15/2027	11/17/2016	125,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	140,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	275,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	150,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	124,585
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	150,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	255,634
Digicel, Ltd., 4/15/2021	8/18/2014	463,019
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	318,973
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	160,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	84,784
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	450,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	250,000
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	399,000
Limerock CLO III, LLC, 10/20/2026	1/30/2017	450,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	400,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	450,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	448,835
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	159,460
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	491,646
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	225,000
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	100,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	450,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	375,000
OHA Loan Funding, LLC, 10/20/2026	3/9/2017	450,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	140,000
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	325,000
Shackleton, Ltd., 4/15/2027	12/16/2016	450,000
Stanwich Mortgage Loan Company, LLC, 3/16/2022	4/6/2017	426,924
Sunset Mortgage Loan Company, LLC, 6/16/2047	6/15/2017	645,804
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	275,897
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	62,371
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	450,000
Verus Securitization Trust, 1/25/2047	2/16/2017	433,472
Verus Securitization Trust, 7/25/2047	7/24/2017	599,963
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	139,790

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Fund as of July 31, 2017:

Securities Lending Transactions

Taxable Debt Security	$2,981,673

Total lending	$2,981,673
Gross amount payable upon return of collateral for securities loaned	$3,097,194

Net amounts due to counterparty	$115,521

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$414,353,142
Gross unrealized depreciation	(17,294,752)

Net unrealized appreciation (depreciation)	$397,058,390
Cost for federal income tax purposes	$2,082,393,898

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,294,904	–	1,050,272	244,632
Capital Goods	1,522,371	–	1,522,371	–
Communications Services	6,098,779	–	6,011,133	87,646
Consumer Cyclical	3,161,711	–	2,476,361	685,350
Consumer Non-Cyclical	3,454,675	–	3,454,675	–
Energy	1,035,214	–	1,035,214	–
Financials	1,457,145	–	1,457,145	–
Technology	1,563,746	–	1,563,746	–
Transportation	903,562	–	472,487	431,075
Utilities	882,050	–	882,050	–
Registered Investment Companies
Affiliated Equity Holdings	912,254,285	912,254,285	–	–
Affiliated Fixed Income Holdings	116,558,509	116,558,509	–	–
Equity Funds/Exchange Traded Funds	18,858,753	18,858,753	–	–
Fixed Income Funds/Exchange Traded Funds	19,562,567	19,562,567	–	–
Common Stock
Consumer Discretionary	84,307,657	82,478,449	1,829,208	–
Consumer Staples	19,629,738	18,981,276	648,462	–
Energy	22,295,617	20,981,626	1,313,991	–
Financials	130,142,464	126,572,896	3,569,568	–
Health Care	77,006,247	76,039,865	966,382	–
Industrials	98,234,367	95,706,855	2,527,512	–
Information Technology	145,731,240	145,073,558	657,682	–
Materials	30,201,210	28,311,162	1,890,046	2
Real Estate	24,279,068	23,749,870	529,198	–
Telecommunications Services	2,605,274	2,031,863	573,411	–
Utilities	12,587,732	11,991,324	596,408	–
Long-Term Fixed Income
Asset-Backed Securities	19,771,299	–	19,771,299	–
Basic Materials	5,047,364	–	4,817,599	229,765
Capital Goods	6,510,230	–	6,510,230	–
Collateralized Mortgage Obligations	9,569,121	–	8,969,121	600,000
Commercial Mortgage-Backed Securities	10,589,479	–	10,589,479	–
Communications Services	15,156,904	–	15,156,904	–
Consumer Cyclical	9,162,662	–	9,162,662	–
Consumer Non-Cyclical	15,654,476	–	15,654,476	–
Energy	13,745,584	–	13,745,584	–
Financials	35,461,413	–	35,461,413	–
Foreign Government	1,588,537	–	1,588,537	–
Mortgage-Backed Securities	108,840,086	–	108,840,086	–
Technology	7,617,344	–	7,526,081	91,263
Transportation	2,069,523	–	2,069,523	–
U.S. Government and Agencies	103,892,660	–	103,892,660	–
Utilities	10,258,487	–	10,258,487	–
Preferred Stock
Consumer Staples	287,545	–	287,545	–
Energy	15,792	–	15,792	–
Short-Term Investments	16,183,417	–	16,183,417	–
Subtotal Investments in Securities	$2,127,050,808	$1,699,152,858	$425,528,217	$2,369,733

Other Investments *	Total
Short-Term Investments	349,304,286
Collateral Held for Securities Loaned	3,097,194
Subtotal Other Investments	$352,401,480
Total Investments at Value	$2,479,452,288

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	10,870,776	10,870,776	–	–
Total Asset Derivatives	$10,870,776	$10,870,776	$–	$–

Liability Derivatives
Futures Contracts	1,900,805	1,900,805	–	–
Total Liability Derivatives	$1,900,805	$1,900,805	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Aggressive Allocation Fund’s futures contracts held as of July 31, 2017. Investments and/or cash totaling $14,284,074 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(76)	September 2017	($16,428,831)	($16,442,125)	($13,294)
5-Yr. U.S. Treasury Bond Futures	214	September 2017	25,274,397	25,283,766	9,369
10-Yr. U.S. Treasury Bond Futures	(152)	September 2017	(19,083,826)	(19,135,375)	(51,549)
20-Yr. U.S. Treasury Bond Futures	24	September 2017	3,661,015	3,671,249	10,234
CME Ultra Long Term U.S. Treasury Bond	(17)	September 2017	(2,766,827)	(2,796,500)	(29,673)
ICE mini MSCI EAFE Index	2,476	September 2017	234,421,518	240,035,820	5,614,302
NYBOT NYF mini Russell 2000 Index	(2,158)	September 2017	(152,976,315)	(153,692,760)	(716,445)
S&P 400 Index Mini-Futures	(1,116)	September 2017	(195,303,836)	(196,393,680)	(1,089,844)
S&P 500 Index Futures	503	September 2017	305,114,129	310,351,000	5,236,871
Total Futures Contracts					$8,969,971

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at July 31, 2017	Value July 31, 2017	Income Earned November 1, 2016 - July 31, 2017
Small Cap Stock	$33,543,209	$1,559,397	$–	1,689,533	$42,086,272	$166,948
Mid Cap Stock	121,927,424	5,530,787	–	5,291,904	146,797,407	513,889
Partner Worldwide Allocation	206,760,515	4,791,265	–	21,804,906	239,853,964	4,791,265
Large Cap Growth	138,569,427	756,043	–	15,496,629	164,729,165	–
Large Cap Value	169,446,299	8,451,155	–	9,066,625	198,831,093	2,809,269
Large Cap Stock	101,539,892	4,439,354	–	4,235,748	119,956,384	1,583,610
High Yield	19,216,252	813,601	–	4,205,265	20,605,798	824,356
Income	59,358,880	1,582,302	–	6,591,095	60,901,720	1,496,772
Limited Maturity Bond	34,533,782	488,052	–	2,806,324	35,050,991	488,356
Cash Management Trust- Collateral Investment	2,585,839	29,842,661	29,331,306	3,097,194	3,097,194	19,014
Core Short-Term Reserve	231,631,678	348,378,507	230,705,899	34,930,429	349,304,286	2,476,893
Total Value and Income Earned	$1,119,113,197				$1,381,214,274	$15,170,372

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Bank Loans (1.7%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$234,413	5.234%, 3/7/2024	$236,229
	Chemours Company, Term Loan
312,484	3.730%, 5/12/2022	314,569
	Contura Energy, Inc., Term Loan
418,175	6.260%, 3/17/2024	404,584
	Ineos Finance, LLC, Term Loan
591,601	4.007%, 3/31/2022	594,666
	Peabody Energy Corporation, Term Loan
109,149	5.734%, 3/31/2022	110,049
	Tronox Pigments BV, Term Loan
542,164	4.796%, 3/19/2020	546,035

	Total	2,206,132

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
269,042	3.944%, 11/10/2023	271,103
	Berry Plastics Corporation, Term Loan
340,000	3.474%, 2/8/2020	341,346
120,000	3.474%, 1/6/2021	120,313
438,900	3.724%, 1/19/2024	440,546
	Cortes NP Intermediate Holding II Corporation, Term Loan
805,000	5.234%, 11/30/2023	812,044
	Sterigenics-Nordion Holdings, LLC, Term Loan
553,612	4.234%, 5/15/2022	553,380

	Total	2,538,732

Communications Services (0.5%)
	Beasley Broadcast Group, Inc., Term Loan
199,245	7.234%, 11/1/2023	201,238
	Cengage Learning Acquisitions, Term Loan
683,373	5.474%, 6/7/2023	644,851
	CenturyLink, Inc., Term Loan
395,000	2.750%, 1/31/2025	389,446
	Charter Communications Operating, LLC, Term Loan
238,756	3.240%, 7/1/2020	240,010
233,782	3.240%, 1/3/2021	235,017
	Coral-US Co-Borrower, LLC, Term Loan
690,000	4.734%, 11/19/2024	690,193
	Hargray Merger Subsidiary Corporation, Term Loan
170,000	4.234%, 3/24/2024	170,425
	Intelsat Jackson Holdings SA, Term Loan
198,591	4.000%, 6/30/2019	197,927
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
905,000	4.804%, 1/7/2022	894,068
110,493	8.054%, 7/7/2023	109,940
	LTS Buyer, LLC, Term Loan
589,209	4.546%, 4/13/2020	591,272
	McGraw-Hill Global Education Holdings, LLC, Term Loan
843,370	5.234%, 5/4/2022	831,639
	Mediacom Illinois, LLC, Term Loan
209,475	3.450%, 2/15/2024	210,522

Principal Amount	Bank Loans (1.7%)[a]	Value
Communications Services (0.5%) - continued
	NEP/NCP Holdco, Inc., Term Loan
$578,509	4.484%, 7/21/2022	$577,063
45,374	8.224%, 1/23/2023	45,941
	New LightSquared, Term Loan
128,147	19.939%, 12/7/2020	124,143
	Sable International Finance, Ltd., Term Loan
405,000	0.000%, 1/31/2025[b,c]	405,113
	SFR Group SA, Term Loan
194,513	4.061%, 6/22/2025	194,026
	Sprint Communications, Inc., Term Loan
872,813	3.750%, 2/2/2024	875,649
	Syniverse Holdings, Inc., Term Loan
554,261	4.296%, 4/23/2019	532,091
	TNS, Inc., Term Loan
334,471	5.240%, 2/15/2020	336,144
	Univision Communications, Inc., Term Loan
700,794	3.984%, 3/15/2024	697,969
	Virgin Media Bristol, LLC, Term Loan
475,000	3.976%, 1/31/2025	477,318
	WideOpenWest Finance, LLC, Term Loan
725,000	4.476%, 8/6/2023	724,884

	Total	10,396,889

Consumer Cyclical (0.2%)
	Amaya Holdings BV, Term Loan
1,012,527	4.796%, 8/1/2021	1,016,709
	Burlington Coat Factory Warehouse Corporation, Term Loan
496,130	3.980%, 7/29/2021	498,303
	Ceridian HCM Holding, Inc., Term Loan
264,183	4.734%, 9/15/2020	264,183
	Four Seasons Hotels, Ltd., Term Loan
398,997	3.734%, 11/30/2023	402,114
	Golden Nugget, Inc., Term Loan
257,335	4.710%, 11/21/2019	259,428
	Golden Nugget, Inc., Term Loan Delayed Draw
110,287	4.680%, 11/21/2019	111,183
	IMG Worldwide, Inc., Term Loan
200,000	8.484%, 5/6/2022	202,500
	KAR Auction Services, Inc., Term Loan
214,699	3.813%, 3/9/2023	215,950
	Mohegan Tribal Gaming Authority, Term Loan
517,637	5.234%, 10/13/2023[b,c]	523,569
	Scientific Games International, Inc., Term Loan
1,007,475	5.233%, 10/1/2021	1,008,422
1,020,000	0.000%, 8/14/2024[b,c]	1,021,275

	Total	5,523,636

Consumer Non-Cyclical (0.3%)
	Air Medical Group Holdings, Inc., Term Loan
1,025,000	5.228%, 4/28/2022	1,017,958
	Albertson’s, LLC, Term Loan
353,158	4.293%, 12/21/2022	352,558
450,092	4.251%, 6/22/2023	449,467

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Bank Loans (1.7%)[a]	Value
Consumer Non-Cyclical (0.3%) - continued
	CHS/Community Health Systems, Inc., Term Loan
$482,662	4.213%, 1/27/2021	$481,725
	Endo Luxembourg Finance Company I SARL., Term Loan
295,000	5.500%, 4/27/2024	299,425
	JBS USA LUX SA, Term Loan
827,925	3.804%, 10/30/2022[b,c]	820,424
	Ortho-Clinical Diagnostics, Inc., Term Loan
733,510	5.046%, 6/30/2021	736,026
	Revlon Consumer Products Corporation, Term Loan
339,146	4.734%, 9/7/2023	305,889
	Valeant Pharmaceuticals International, Inc., Term Loan
1,065,759	5.980%, 4/1/2022	1,085,497

	Total	5,548,969

Energy (0.1%)
	Energy Solutions, LLC, Term Loan
290,463	6.990%, 5/29/2020	293,367
	Expro Holdings UK 2, Ltd., Term Loan
340,375	5.960%, 9/2/2021	244,583
	Houston Fuel Oil Terminal, LLC, Term Loan
612,675	4.800%, 8/19/2021	611,143
	McJunkin Red Man Corporation, Term Loan
273,743	5.234%, 11/9/2019	275,797
	MEG Energy Corporation, Term Loan
234,413	4.733%, 12/31/2023	233,095
	Pacific Drilling SA, Term Loan
417,600	4.750%, 6/3/2018	156,947

	Total	1,814,932

Financials (0.1%)
	ASP AMC Merger Sub, Inc., Term Loan
629,402	4.796%, 4/13/2024	627,041
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
340,000	3.978%, 3/20/2022	339,735
	Digicel International Finance, Ltd., Term Loan
215,000	4.940%, 5/10/2024	217,526
	DJO Finance, LLC, Term Loan
392,000	4.481%, 6/7/2020	390,287
	MoneyGram International, Inc., Term Loan
612,659	4.546%, 3/28/2020	612,402
	TransUnion, LLC, Term Loan
288,511	3.734%, 4/9/2023	288,938

	Total	2,475,929

Technology (0.1%)
	Accudyne Industries, LLC, Term Loan
53,078	4.234%, 12/13/2019	53,059
	Harland Clarke Holdings Corporation, Term Loan
401,098	7.296%, 12/31/2021	404,307
92,068	6.796%, 2/9/2022	92,460
	Micron Technologies, Inc., Term Loan
159,597	3.800%, 4/26/2022	160,969

Principal Amount	Bank Loans (1.7%)[a]	Value
Technology (0.1%) - continued
	ON Semiconductor Corporation, Term Loan
$125,129	3.484%, 3/31/2023	$125,567
	Rackspace Hosting, Inc., Term Loan
460,000	4.172%, 11/3/2023	462,760
	Western Digital Corporation, Term Loan
701,475	3.983%, 4/29/2023	706,154
	Xerox Business Services, LLC, Term Loan
394,010	5.234%, 12/7/2023	398,541

	Total	2,403,817

Transportation (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
715,000	5.734%, 5/18/2023	716,787
	OSG Bulk Ships, Inc., Term Loan
379,678	5.430%, 8/5/2019	360,220
	XPO Logistics, Inc., Term Loan
370,000	3.554%, 10/30/2021	371,214

	Total	1,448,221

Utilities (0.1%)
	Calpine Corporation, Term Loan
620,253	4.050%, 1/15/2024	622,325
	Energy Solutions, LLC, Term Loan
175,000	0.000%, 5/29/2020[b,c]	176,750
	HD Supply Waterworks, Term Loan
210,000	0.000%, 7/21/2024[b,c]	211,247
	Intergen NV, Term Loan
314,221	5.800%, 6/13/2020	314,221
	Talen Energy Supply, LLC, Term Loan
234,251	5.234%, 7/6/2023	226,345

	Total	1,550,888

	Total Bank Loans (cost $36,177,846)	35,908,145

Shares	Registered Investment Companies (39.7%)	Value
Affiliated Equity Holdings (28.1%)
12,198,433	Thrivent Large Cap Growth Fund	129,669,338
1,656,712	Thrivent Large Cap Stock Fund	46,918,072
7,718,917	Thrivent Large Cap Value Fund	169,275,857
3,447,946	Thrivent Mid Cap Stock Fund	95,646,024
11,690,111	Thrivent Partner Worldwide Allocation Fund	128,591,217
1,108,903	Thrivent Small Cap Stock Fund	27,622,785

	Total	597,723,293

Affiliated Fixed Income Holdings (9.8%)
7,357,069	Thrivent High Yield Fund	36,049,639
11,913,416	Thrivent Income Fund	110,079,963
5,037,102	Thrivent Limited Maturity Bond Fund	62,913,404

	Total	209,043,006

Equity Funds/Exchange Traded Funds (0.5%)
930	iShares MSCI EAFE Index Fund	62,245
10,099	iShares Russell 2000 Growth Index Fund	1,717,436
667	iShares Russell 2000 Index Fund	94,387
1,590	iShares Russell 2000 Value Index Fund	189,369
2,790	Materials Select Sector SPDR Fund	152,446
34,485	SPDR S&P 500 ETF Trust	8,509,863

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Registered Investment Companies (39.7%)	Value
Equity Funds/Exchange Traded Funds (0.5%) - continued
1,413	SPDR S&P Bank ETF	$61,239
10,410	SPDR S&P Biotech ETF	813,750

	Total	11,600,735

Fixed Income Funds/Exchange Traded Funds (1.3%)
20,000	iShares Barclays 1-3 Year Credit Bond Fund	2,110,200
125,050	iShares iBoxx $ Investment Grade Corporate Bond ETF	15,144,805
39,450	PowerShares Senior Loan Portfolio	918,002
115,900	Vanguard Short-Term Corporate Bond ETF	9,299,816

	Total	27,472,823

	Total Registered Investment Companies (cost $618,973,881)	845,839,857

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Asset-Backed Securities (1.3%)
	Access Group, Inc.
106,544	1.732%, 2/25/2036, Ser. 2013-1, Class Ad,e	105,841
	ALM Loan Funding CLO
675,000	2.444%, 10/17/2026, Ser. 2014-11A, Class A1R*,e	674,996
	AMSR Trust
725,000	2.626%, 11/17/2033, Ser. 2016-SFR1, Class Ad,e	729,447
	Apidos CLO XVIII
650,000	2.433%, 7/22/2026, Ser. 2014-18A, Class A1R*,e	649,998
	Babson CLO, Ltd.
210,000	2.454%, 10/17/2026, Ser. 2014-IIA, Class AR*,e	210,008
	Betony CLO, Ltd.
190,000	2.654%, 4/15/2027, Ser. 2015-1A, Class AR*,e	190,466
	Birchwood Park CLO, Ltd.
210,000	2.484%, 7/15/2026, Ser. 2014-1A, Class AR*,e	210,353
	BlueMountain CLO, Ltd.
475,000	2.444%, 10/15/2026, Ser. 2014-3A, Class A1R*,e	474,998
	Carlyle Global Market Strategies CLO, Ltd.
200,000	2.504%, 10/15/2026, Ser. 2014-4A, Class A1R*,e	200,336
	Cent CLO 16, LP
186,878	2.420%, 8/1/2024, Ser. 2012- 16A, Class A1AR*,e	186,953
	Cent CLO 22, Ltd.
200,000	2.589%, 11/7/2026, Ser. 2014-22A, Class A1R*,e	200,190
	Commonbond Student Loan Trust
570,036	2.730%, 10/25/2040, Ser. 2016-B, Class A1[d]	570,074
	DRB Prime Student Loan Trust
595,190	3.200%, 1/25/2040, Ser. 2015-D, Class A2*	605,569
638,125	2.890%, 6/25/2040, Ser. 2016-B, Class A2[d]	644,153

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Asset-Backed Securities (1.3%) - continued
	Dryden 34 Senior Loan Fund CLO
$250,000	2.464%, 10/15/2026, Ser. 2014-34A, Class AR*,e	$250,412
	Earnest Student Loan Program, LLC
680,811	3.020%, 5/25/2034, Ser. 2016-B, Class A2[d]	686,733
	Edlinc Student Loan Funding Trust
32,304	4.190%, 10/1/2025, Ser. 2012-A, Class AT*,e	32,885
	Galaxy XX CLO, Ltd.
650,000	2.757%, 7/20/2027, Ser. 2015-20A, Class A*,e	650,287
	GoldenTree Loan Opportunities IX, Ltd.
250,000	2.681%, 10/29/2026, Ser. 2014-9A, Class AR*,e	250,643
	Golub Capital Partners CLO 23M, Ltd.
600,000	2.656%, 5/5/2027, Ser. 2015- 23A, Class A1*,e	601,060
	Limerock CLO III, LLC
650,000	2.507%, 10/20/2026, Ser. 2014-3A, Class A1R*,e	650,110
	Madison Park Funding XIV, Ltd.
725,000	2.427%, 7/20/2026, Ser. 2014-14A, Class A1R*,e	727,077
	Magnetite XII, Ltd.
650,000	2.634%, 4/15/2027, Ser. 2015-12A, Class AR*,e	653,406
	Marlette Funding Trust
1,200,000	2.390%, 7/15/2024, Ser. 2017-2A, Class Ad	1,201,500
	Morgan Stanley Bank of America Merrill Lynch Trust
700,000	3.176%, 8/15/2045, Ser. 2012-C5, Class A4	723,590
700,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	714,347
	Morgan Stanley Capital, Inc.
885,533	1.382%, 2/25/2037, Ser. 2007-NC2, Class A2FPe	520,701
	Mountain View CLO, Ltd.
675,000	2.764%, 7/15/2027, Ser. 2015-9A, Class A1A*,e	675,452
	Murray Hill Marketplace Trust
278,675	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	279,949
	NCF Dealer Floorplan Master Trust
1,000,000	4.478%, 3/21/2022, Ser. 2016-1A, Class A*,e	994,650
	Neuberger Berman CLO XIV, Ltd.
425,000	2.564%, 1/28/2030, Ser. 2013-14A, Class AR*,e	424,999
	Neuberger Berman CLO, Ltd.
180,000	2.493%, 4/22/2029, Ser. 2014-17A, Class AR*,e	179,999
	NZCG Funding CLO, Ltd.
675,000	2.867%, 4/27/2027, Ser. 2015-2A, Class A1*,e	675,277
	Octagon Investment Partners XX, Ltd.
675,000	2.311%, 8/12/2026, Ser. 2014-1A, Class AR*,e	677,635
	OHA Loan Funding, LLC
650,000	2.457%, 10/20/2026, Ser. 2014-1A, Class A1R*,e	650,026

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Asset-Backed Securities (1.3%) - continued
	OneMain Financial Issuance Trust
$525,000	4.100%, 3/20/2028, Ser. 2016-2A, Class Ad	$535,654
	OZLM VIII, Ltd.
210,000	2.434%, 10/17/2026, Ser. 2014-8A, Class A1AR*,e	209,999
	Race Point IX CLO, Ltd.
490,000	2.814%, 4/15/2027, Ser. 2015-9A, Class A1*,e	490,618
	Renaissance Home Equity Loan Trust
1,272,193	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[f]	949,020
	Shackleton, Ltd.
675,000	2.674%, 4/15/2027, Ser. 2015-7A, Class AR*,e	675,024
	SLM Student Loan Trust
3,873	1.826%, 7/15/2022, Ser. 2014-A, Class A1[d,e]	3,873
140,929	1.632%, 3/25/2025, Ser. 2010-1, Class Ae	139,379
70,657	2.276%, 5/17/2027, Ser. 2013-A, Class A2Bd,e	71,098
	SoFi Consumer Loan Program, LLC
673,588	3.260%, 8/25/2025, Ser. 2016-1, Class Ad	686,292
832,381	3.050%, 12/26/2025, Ser. 2016-3, Class Ad	841,969
	SoFi Professional Loan Program, LLC
304,585	2.420%, 3/25/2030, Ser. 2015-A, Class A2[d]	305,552
1,500,000	2.490%, 1/25/2036, Ser. 2016-E, Class A2Bd	1,503,151
	Stanwich Mortgage Loan Company, LLC
722,487	3.598%, 3/16/2022, Ser. 2017-NPA1, Class A1*,f	724,349
	Symphony CLO VIII, Ltd.
93,557	2.404%, 1/9/2023, Ser. 2012- 8A, Class AR*,e	93,614
	Symphony CLO XV, Ltd.
650,000	2.484%, 10/17/2026, Ser. 2014-15A, Class AR*,e	651,605
	Vericrest Opportunity Loan Transferee
1,430,665	3.625%, 11/26/2046, Ser. 2016-NP12, Class A1[d,f]	1,436,223
451,339	3.875%, 12/26/2046, Ser. 2016-NP13, Class A1[d,f]	454,072
	Verizon Owner Trust
175,000	2.060%, 9/20/2021, Ser. 2017-1A, Class Ad	175,726
	Voya CLO 3, Ltd.
210,000	2.734%, 7/25/2026, Ser. 2014-3A, Class A1*,e	210,174

	Total	28,031,512

Basic Materials (0.4%)
	Alcoa Nederland Holding BV
455,000	6.750%, 9/30/2024[d]	501,637
	Anglo American Capital plc
550,000	4.875%, 5/14/2025[d]	587,125
	Anglo American plc
512,000	3.625%, 5/14/2020[d]	524,800
	ArcelorMittal SA
325,000	6.000%, 3/1/2021	355,875

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Basic Materials (0.4%) - continued
	BWAY Holding Company
$475,000	5.500%, 4/15/2024[d]	$498,156
	CF Industries, Inc.
800,000	3.450%, 6/1/2023[g]	758,000
	First Quantum Minerals, Ltd.
320,000	7.500%, 4/1/2025[d]	328,480
	Georgia-Pacific, LLC
135,000	2.539%, 11/15/2019[d]	136,642
	Glencore Finance Canada, Ltd.
152,000	6.000%, 11/15/2041[d]	175,746
	Glencore Funding, LLC
100,000	2.364%, 4/16/2018[d,e]	100,230
152,000	4.125%, 5/30/2023[d]	158,318
200,000	4.000%, 3/27/2027[d]	201,186
	International Paper Company
390,000	4.350%, 8/15/2048[c,h]	389,602
	Kinross Gold Corporation
304,000	5.950%, 3/15/2024	331,360
310,000	4.500%, 7/15/2027[d]	308,838
	Novelis Corporation
175,000	5.875%, 9/30/2026[d]	184,187
	Olin Corporation
560,000	5.125%, 9/15/2027	587,826
	Peabody Securities Finance Corporation
465,000	6.375%, 3/31/2025[d]	469,650
	Sherwin-Williams Company
353,000	3.125%, 6/1/2024	358,104
	Steel Dynamics, Inc.
385,000	5.000%, 12/15/2026	406,175
	Vale Overseas, Ltd.
190,000	5.875%, 6/10/2021	207,338
225,000	6.250%, 8/10/2026	250,088
230,000	6.875%, 11/10/2039	256,165
	Westlake Chemical Corporation
304,000	3.600%, 8/15/2026	305,582

	Total	8,381,110

Capital Goods (0.5%)
	AECOM
590,000	5.875%, 10/15/2024	643,837
	Ardagh Packaging Finance plc
480,000	6.000%, 2/15/2025[d]	512,698
	Bombardier, Inc.
580,000	7.500%, 3/15/2025[d]	614,800
	Building Materials Corporation of America
460,000	6.000%, 10/15/2025[d]	493,350
	Cemex Finance, LLC
580,000	9.375%, 10/12/2022[d]	615,960
	Cintas Corporation No. 2
230,000	3.700%, 4/1/2027	240,599
	CNH Industrial NV
450,000	4.500%, 8/15/2023	477,000
	Crown Americas Capital Corporation IV
325,000	4.500%, 1/15/2023	343,687
	General Electric Company
415,000	5.000%, 1/21/2021[i]	437,530
	L3 Technologies, Inc.
312,000	3.950%, 5/28/2024	325,164
	Lockheed Martin Corporation
115,000	2.500%, 11/23/2020	117,046
312,000	3.600%, 3/1/2035	307,590
304,000	4.500%, 5/15/2036	333,951

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Capital Goods (0.5%) - continued
$78,000	6.150%, 9/1/2036	$101,546
	Northrop Grumman Corporation
550,000	3.850%, 4/15/2045	543,224
	Owens-Brockway Glass Container, Inc.
615,000	5.000%, 1/15/2022[d]	649,975
	Pentair Finance SA
500,000	2.900%, 9/15/2018	504,775
	Republic Services, Inc.
235,000	2.900%, 7/1/2026	230,861
	Reynolds Group Issuer, Inc.
570,000	5.125%, 7/15/2023[d]	599,925
	Roper Industries, Inc.
363,000	2.050%, 10/1/2018	364,273
	Roper Technologies, Inc.
228,000	2.800%, 12/15/2021	230,520
	Siemens Financieringsmaatschappij NV
636,000	4.200%, 3/16/2047[d]	678,222
	Standard Industries, Inc.
195,000	5.500%, 2/15/2023[d]	205,725
	Textron, Inc.
190,000	5.600%, 12/1/2017	192,444
250,000	7.250%, 10/1/2019	277,001
	United Rentals North America, Inc.
435,000	5.500%, 7/15/2025	458,925
	United Technologies Corporation
390,000	4.050%, 5/4/2047	401,961
	Waste Management, Inc.
75,000	3.125%, 3/1/2025	76,250

	Total	10,978,839

Collateralized Mortgage Obligations (0.8%)
	Alternative Loan Trust
229,419	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	193,047
	Angel Oak Mortgage Trust I, LLC
259,715	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	260,669
	Bayview Opportunity Master Fund Trust
604,604	4.000%, 6/28/2054, Ser. 2017-SPL2, Class Ad	632,268
1,029,824	4.000%, 10/28/2064, Ser. 2017-SPL1, Class Ad	1,077,087
	BCAP, LLC Trust
520,717	1.412%, 3/25/2037, Ser. 2007-AA1, Class 2A1[e]	490,202
	Citigroup Mortgage Loan Trust, Inc.
319,706	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	316,032
	CitiMortgage Alternative Loan Trust
1,048,883	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	913,832
	COLT Mortgage Loan Trust
456,110	2.800%, 12/26/2046, Ser. 2016-3, Class A1*	456,333
	Countrywide Alternative Loan Trust
333,697	3.042%, 10/25/2035, Ser. 2005-43, Class 4A1	282,312
351,078	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	295,150
197,973	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	190,319

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Collateralized Mortgage Obligations (0.8%) - continued
$996,791	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	$827,422
940,254	7.000%, 10/25/2037, Ser. 2007-24, Class A10	533,698
	Countrywide Home Loans, Inc.
372,961	5.750%, 4/25/2037, Ser. 2007-3, Class A27	314,825
	Deutsche Alt-A Securities Mortgage Loan Trust
273,751	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	246,644
	Federal Home Loan Mortgage Corporation
1,304,109	4.000%, 7/15/2031, Ser.- 4104, Class KIj	144,184
824,046	3.000%, 2/15/2033, Ser. 4170, Class IGj	96,343
	Federal National Mortgage Association
1,627,207	3.500%, 1/25/2033, Ser. 2012-150, Class YIj	212,235
	J.P. Morgan Mortgage Trust
178,650	3.747%, 6/25/2036, Ser. 2006-A4, Class 1A2	168,377
91,206	3.292%, 10/25/2036, Ser. 2006-A6, Class 1A2	84,357
737,142	1.612%, 1/25/2037, Ser. 2006-S4, Class A8[e]	420,648
955,614	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	706,356
	MASTR Alternative Loans Trust
272,132	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	276,496
490,573	1.682%, 12/25/2035, Ser. 2005-6, Class 2A1[e]	238,890
	Merrill Lynch Alternative Note Asset Trust
266,827	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	210,856
	Residential Asset Securitization Trust
901,309	1.612%, 8/25/2037, Ser. 2007-A8, Class 2A3[e]	236,592
	Sunset Mortgage Loan Company, LLC
1,092,899	3.500%, 6/16/2047, Ser. 2017-NPL1, Class A*,f	1,092,363
482,821	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,f	482,945
	TBW Mortgage-Backed Trust
2,159,199	5.965%, 7/25/2037, Ser. 2007-2, Class A1A	1,330,434
	Towd Point Mortgage Trust
722,931	2.750%, 10/25/2056, Ser. 2017-1, Class A1[d]	729,504
	Verus Securitization Trust
743,110	2.853%, 1/25/2047, Ser. 2017-1A, Class A1*,f	746,824
1,000,000	2.485%, 7/25/2047, Ser. 2017-2A, Class A1*,h	1,000,000
	WaMu Mortgage Pass Through Certificates
86,505	2.921%, 9/25/2036, Ser. 2006-AR10, Class 1A2	81,330
329,781	2.954%, 10/25/2036, Ser. 2006-AR12, Class 1A1	319,881

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Collateralized Mortgage Obligations (0.8%) - continued
	Washington Mutual Mortgage Pass Through Certificates Trust
$548,926	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	$450,563
872,003	1.526%, 2/25/2047, Ser. 2007-OA3, Class 2Ae	667,331

	Total	16,726,349

Commercial Mortgage-Backed Securities (0.9%)
	Commercial Mortgage Pass-Through Certificates
300,000	2.275%, 6/8/2030, Ser. 2013- THL, Class A2[d,e]	300,000
	Commercial Mortgage Trust
250,000	3.039%, 12/10/2018, Ser. 2013-CR13, Class A2	253,934
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
738,312	2.776%, 3/25/2023, Ser. K724, Class A1	758,158
2,450,000	3.002%, 1/25/2024, Ser. K725, Class A2	2,538,554
2,350,000	3.430%, 1/25/2027, Ser. K063, Class A2	2,467,547
	Federal National Mortgage Association - ACES
834,233	2.416%, 9/25/2026, Ser. 2017-M1, Class A1	832,919
800,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2	783,413
1,225,000	2.784%, 2/25/2027, Ser. 2017-M2, Class A2	1,221,055
1,600,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2	1,610,247
	Federal National Mortgage Association Grantor Trust
1,574,842	2.898%, 6/25/2027, Ser. 2017-T1, Class A	1,572,836
	Greenwich Capital Commercial Funding Corporation
1,400,547	5.867%, 12/10/2049, Ser. 2007-GG11, Class AM	1,401,412
	GS Mortgage Securities Trust
1,200,000	3.666%, 9/10/2047, Ser. 2104-GC24, Class A4	1,259,302
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
126,563	5.794%, 2/12/2049, Ser. 2007-CB19, Class AM	126,989
	JPMBB Commercial Mortgage Securities Trust
600,000	3.231%, 1/15/2048, Ser. 2014-C26, Class A3	612,656
	SCG Trust
200,000	2.809%, 11/15/2026, Ser. 2013-SRP1, Class Ad,e	198,491
	UBS Commercial Mortgage Trust
1,079,637	3.400%, 5/10/2045, Ser. 2012-C1, Class A3	1,125,426

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Commercial Mortgage-Backed Securities (0.9%) - continued
	Wells Fargo Commercial Mortgage Trust
$500,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	$521,411
	WFRBS Commercial Mortgage Trust
835,000	2.870%, 11/15/2045, Ser. 2012-C9, Class A3	852,002

	Total	18,436,352

Communications Services (1.2%)
	21st Century Fox America, Inc.
325,000	6.900%, 3/1/2019	349,959
	Altice Financing SA
470,000	6.625%, 2/15/2023[d]	497,906
	AMC Networks, Inc.
440,000	5.000%, 4/1/2024	453,200
	America Movil SAB de CV
252,000	5.000%, 10/16/2019	270,052
	American Tower Corporation
25,000	2.800%, 6/1/2020	25,429
380,000	3.300%, 2/15/2021	391,762
	AT&T, Inc.
164,000	5.875%, 10/1/2019	177,317
90,000	2.226%, 6/30/2020[e]	91,126
286,000	3.875%, 8/15/2021	300,096
230,000	3.000%, 6/30/2022	232,746
235,000	3.800%, 3/1/2024	242,075
546,000	3.900%, 8/14/2027[c]	545,587
315,000	5.250%, 3/1/2037	330,087
510,000	4.900%, 8/14/2037[c]	507,682
228,000	6.350%, 3/15/2040	265,195
285,000	5.550%, 8/15/2041	306,273
468,000	5.150%, 3/15/2042	474,457
152,000	4.750%, 5/15/2046	146,175
	British Sky Broadcasting Group plc
255,000	2.625%, 9/16/2019[d]	257,118
315,000	3.125%, 11/26/2022[d]	320,750
	CBS Corporation
430,000	2.500%, 2/15/2023	427,220
156,000	3.375%, 2/15/2028	153,230
	CCO Holdings, LLC
600,000	5.875%, 4/1/2024[d]	644,441
	CCOH Safari, LLC
200,000	5.750%, 2/15/2026[d]	215,000
	CenturyLink, Inc.
465,000	6.450%, 6/15/2021	502,056
	Charter Communications Operating, LLC
149,000	6.834%, 10/23/2055	177,735
191,000	3.579%, 7/23/2020	197,059
316,000	4.908%, 7/23/2025	339,653
390,000	6.484%, 10/23/2045	460,347
	Clear Channel Worldwide Holdings, Inc.
570,000	6.500%, 11/15/2022	590,662
	Columbus International, Inc.
575,000	7.375%, 3/30/2021[d]	613,812
	Comcast Corporation
250,000	2.750%, 3/1/2023	253,523
630,000	4.400%, 8/15/2035	683,751
145,000	4.650%, 7/15/2042	160,013
160,000	4.750%, 3/1/2044	178,342
	Cox Communications, Inc.
140,000	9.375%, 1/15/2019[d]	153,982
156,000	4.600%, 8/15/2047[c,d]	156,186

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Communications Services (1.2%) - continued
	Crown Castle International Corporation
$358,000	3.400%, 2/15/2021	$369,691
514,000	5.250%, 1/15/2023	574,134
312,000	3.200%, 9/1/2024[c]	312,128
	CSC Holdings, LLC
65,000	5.500%, 4/15/2027[d]	69,225
	Digicel, Ltd.
775,000	6.000%, 4/15/2021*	753,300
	FairPoint Communications, Inc.
445,000	8.750%, 8/15/2019[d]	454,812
	Gray Television, Inc.
475,000	5.875%, 7/15/2026[d]	491,625
	Intelsat Jackson Holdings SA
680,000	8.000%, 2/15/2024[d]	738,650
	Level 3 Communications, Inc.
595,000	5.375%, 1/15/2024	626,237
	Level 3 Financing, Inc.
205,000	5.375%, 5/1/2025	217,813
	Moody’s Corporation
209,000	2.750%, 12/15/2021	211,303
	Neptune Finco Corporation
499,000	10.875%, 10/15/2025[d]	622,503
	Nexstar Escrow Corporation
480,000	5.625%, 8/1/2024[d]	496,200
	Omnicom Group, Inc.
156,000	3.600%, 4/15/2026	158,321
	S&P Global, Inc.
304,000	3.300%, 8/14/2020	312,735
	SES Global Americas Holdings GP
175,000	2.500%, 3/25/2019[d]	174,853
	SFR Group SA
700,000	6.000%, 5/15/2022[d]	732,361
	Sprint Communications, Inc.
390,000	6.000%, 11/15/2022	411,450
	Sprint Corporation
305,000	7.625%, 2/15/2025[g]	343,887
	Telefonica Emisiones SAU
252,000	3.192%, 4/27/2018	254,514
	Time Warner Entertainment Company, LP
379,000	8.375%, 3/15/2023	474,780
	Time Warner, Inc.
152,000	3.600%, 7/15/2025	153,631
215,000	6.250%, 3/29/2041	262,916
	T-Mobile USA, Inc.
670,000	6.125%, 1/15/2022	701,825
	Verizon Communications, Inc.
165,000	2.037%, 6/17/2019[e]	166,475
390,000	3.000%, 11/1/2021	397,074
684,000	5.150%, 9/15/2023	761,510
144,000	5.050%, 3/15/2034	151,005
242,000	4.272%, 1/15/2036	231,255
624,000	4.862%, 8/21/2046	613,130
543,000	4.522%, 9/15/2048	505,214
	Viacom, Inc.
160,000	4.250%, 9/1/2023	166,303
228,000	5.850%, 9/1/2043	243,692
	Virgin Media Secured Finance plc
465,000	5.250%, 1/15/2026[d]	483,600
	Windstream Services, LLC
500,000	7.750%, 10/15/2020	481,250

	Total	26,211,406

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Consumer Cyclical (0.8%)
	American Honda Finance Corporation
$330,000	2.000%, 2/14/2020	$331,496
	Automatic Data Processing, Inc.
110,000	3.375%, 9/15/2025	115,045
	Cinemark USA, Inc.
775,000	4.875%, 6/1/2023	787,594
	CVS Health Corporation
60,000	2.250%, 8/12/2019	60,477
935,000	4.875%, 7/20/2035	1,040,294
390,000	5.125%, 7/20/2045	448,218
	Daimler Finance North America, LLC
304,000	1.931%, 10/30/2019[d,e]	305,563
	Delphi Automotive plc
380,000	3.150%, 11/19/2020	389,336
	eBay, Inc.
150,000	2.500%, 3/9/2018	150,814
	Ford Motor Credit Company, LLC
320,000	2.551%, 10/5/2018	322,409
300,000	2.943%, 1/8/2019	304,273
285,000	2.262%, 3/28/2019	285,946
152,000	2.459%, 3/27/2020	152,672
114,000	3.200%, 1/15/2021	116,191
245,000	2.565%, 3/28/2022[e]	246,757
	General Motors Financial Company, Inc.
125,000	2.234%, 4/13/2020[e]	125,503
228,000	3.700%, 11/24/2020	236,007
152,000	4.200%, 3/1/2021	159,697
400,000	3.150%, 6/30/2022	401,199
152,000	3.950%, 4/13/2024	154,590
360,000	4.300%, 7/13/2025	369,930
	Home Depot, Inc.
385,000	3.000%, 4/1/2026	389,107
375,000	5.400%, 9/15/2040	460,164
228,000	4.250%, 4/1/2046	243,515
390,000	3.900%, 6/15/2047	393,780
	Hyundai Capital America
123,000	2.400%, 10/30/2018[d]	123,420
228,000	3.000%, 10/30/2020[d]	230,653
	Jaguar Land Rover Automotive plc
230,000	4.125%, 12/15/2018[d]	234,313
270,000	5.625%, 2/1/2023[d]	280,462
	KB Home
358,000	4.750%, 5/15/2019	367,845
	L Brands, Inc.
270,000	5.625%, 2/15/2022	282,825
	Lear Corporation
325,000	5.250%, 1/15/2025	348,188
	Lennar Corporation
320,000	4.875%, 12/15/2023	340,000
350,000	4.500%, 4/30/2024	364,000
	Live Nation Entertainment, Inc.
450,000	5.375%, 6/15/2022[d]	469,125
	McDonald’s Corporation
225,000	2.750%, 12/9/2020	230,916
304,000	2.625%, 1/15/2022	307,975
	MGM Resorts International
590,000	6.000%, 3/15/2023	653,425
	New Red Finance, Inc.
485,000	4.250%, 5/15/2024[d]	487,726
	Prime Security Services Borrower, LLC
635,000	9.250%, 5/15/2023[d]	708,819

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Consumer Cyclical (0.8%) - continued
	Scientific Games International, Inc.
$440,000	7.000%, 1/1/2022[d]	$468,600
	Six Flags Entertainment Corporation
490,000	4.875%, 7/31/2024[d]	498,575
	Toll Brothers Finance Corporation
128,000	8.910%, 10/15/2017	129,600
132,000	4.000%, 12/31/2018	134,640
	Wal-Mart Stores, Inc.
246,000	6.200%, 4/15/2038	337,025
310,000	5.625%, 4/15/2041	403,164
	West Corporation
330,000	5.375%, 7/15/2022[d]	334,158

	Total	15,726,031

Consumer Non-Cyclical (1.3%)
	Abbott Laboratories
390,000	2.900%, 11/30/2021	397,184
190,000	3.400%, 11/30/2023	195,613
643,000	4.750%, 11/30/2036	700,712
320,000	4.900%, 11/30/2046	353,699
	AbbVie, Inc.
575,000	2.500%, 5/14/2020	583,999
390,000	3.600%, 5/14/2025	402,831
400,000	4.450%, 5/14/2046	417,359
	Actavis Funding SCS
255,000	3.850%, 6/15/2024	267,981
470,000	4.550%, 3/15/2035	503,424
228,000	4.850%, 6/15/2044	251,688
	Altria Group, Inc.
152,000	2.850%, 8/9/2022	155,081
190,000	2.625%, 9/16/2026	183,478
	Amgen, Inc.
468,000	2.200%, 5/11/2020	472,154
152,000	2.700%, 5/1/2022	153,815
150,000	3.125%, 5/1/2025	151,654
	Anheuser-Busch InBev Finance, Inc.
165,000	2.430%, 2/1/2021[e]	171,418
575,000	3.650%, 2/1/2026	594,656
608,000	4.700%, 2/1/2036	672,977
390,000	4.900%, 2/1/2046	438,723
	Anheuser-Busch InBev Worldwide, Inc.
152,000	3.750%, 1/15/2022	161,487
	BAT International Finance plc
120,000	1.756%, 6/15/2018[d,e]	120,294
	Bayer U.S. Finance, LLC
228,000	3.375%, 10/8/2024[d]	234,617
	Becton, Dickinson and Company
341,000	3.734%, 12/15/2024	351,161
234,000	4.669%, 6/6/2047	244,538
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	120,050
175,000	3.850%, 5/15/2025	182,290
228,000	7.375%, 1/15/2040	302,684
	Bunge Limited Finance Corporation
216,000	8.500%, 6/15/2019	241,029
204,000	3.500%, 11/24/2020	209,878
	Cardinal Health, Inc.
156,000	3.079%, 6/15/2024	158,221
312,000	3.410%, 6/15/2027	315,029
	Celgene Corporation
630,000	2.875%, 8/15/2020	645,789
65,000	3.550%, 8/15/2022	68,166

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Consumer Non-Cyclical (1.3%) - continued
	CHS/Community Health Systems, Inc.
$495,000	7.125%, 7/15/2020[g]	$478,585
	Church & Dwight Company, Inc.
80,000	2.450%, 12/15/2019	80,949
	Constellation Brands, Inc.
195,000	2.700%, 5/9/2022	196,300
	Cott Beverages, Inc.
325,000	5.375%, 7/1/2022	337,188
	EMD Finance, LLC
344,000	2.950%, 3/19/2022[d]	351,289
	Energizer Holdings, Inc.
540,000	5.500%, 6/15/2025[d]	568,350
	Envision Healthcare Corporation
625,000	5.125%, 7/1/2022[d]	645,313
	Express Scripts Holding Company
152,000	3.000%, 7/15/2023	153,142
355,000	4.500%, 2/25/2026	378,320
61,000	3.400%, 3/1/2027	60,124
470,000	4.800%, 7/15/2046	491,222
	Forest Laboratories, LLC
83,000	4.875%, 2/15/2021[d]	89,660
	Gilead Sciences, Inc.
65,000	2.550%, 9/1/2020	66,330
152,000	2.950%, 3/1/2027	150,275
	H. J. Heinz Company
275,000	3.500%, 7/15/2022	285,528
	HCA, Inc.
305,000	5.250%, 6/15/2026	330,067
270,000	4.500%, 2/15/2027	276,328
	Heineken NV
325,000	4.350%, 3/29/2047[d]	337,720
	Imperial Tobacco Finance plc
365,000	2.950%, 7/21/2020[d]	372,748
	JBS USA, LLC
325,000	5.750%, 6/15/2025[d]	321,750
	Kimberly-Clark Corporation
390,000	3.900%, 5/4/2047	396,751
	Kraft Foods Group, Inc.
312,000	5.000%, 6/4/2042	329,903
	Kroger Company
200,000	2.800%, 8/1/2022	201,425
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	90,981
	McKesson Corporation
175,000	4.883%, 3/15/2044	197,185
	Mead Johnson Nutrition Company
152,000	3.000%, 11/15/2020	156,609
	Medtronic, Inc.
1,185,000	4.375%, 3/15/2035	1,314,086
160,000	4.625%, 3/15/2045	181,997
	Merck & Company, Inc.
100,000	1.560%, 2/10/2020[e]	100,714
70,000	3.700%, 2/10/2045	70,400
	Molson Coors Brewing Company
266,000	2.250%, 3/15/2020[d]	266,846
	Mondelez International Holdings Netherlands BV
335,000	2.000%, 10/28/2021[d]	328,262
	Mondelez International, Inc.
118,000	1.690%, 2/1/2019[e]	118,364
	Mylan NV
305,000	3.000%, 12/15/2018	309,303
65,000	3.150%, 6/15/2021	66,374

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Consumer Non-Cyclical (1.3%) - continued
$160,000	5.250%, 6/15/2046	$174,456
	Newell Rubbermaid, Inc.
234,000	5.500%, 4/1/2046	281,746
	PepsiCo, Inc.
300,000	2.850%, 2/24/2026	300,522
	Post Holdings, Inc.
475,000	5.500%, 3/1/2025[d]	501,125
	Reynolds American, Inc.
166,000	2.300%, 8/21/2017	166,055
481,000	5.700%, 8/15/2035	573,676
	Roche Holdings, Inc.
228,000	4.000%, 11/28/2044[d]	238,336
	Shire Acquisitions Investments Ireland Designated Activity Company
462,000	2.400%, 9/23/2021	459,960
468,000	3.200%, 9/23/2026	460,721
	Smithfield Foods, Inc.
365,000	2.700%, 1/31/2020[d]	367,222
	Tenet Healthcare Corporation
600,000	8.125%, 4/1/2022	645,000
	Teva Pharmaceutical Finance Netherlands III BV
314,000	2.200%, 7/21/2021	309,566
190,000	2.800%, 7/21/2023	186,470
780,000	3.150%, 10/1/2026	746,001
	Thermo Fisher Scientific, Inc.
117,000	3.000%, 4/15/2023	119,028
	TreeHouse Foods, Inc.
215,000	4.875%, 3/15/2022	222,525
	Tyson Foods, Inc.
156,000	3.550%, 6/2/2027	159,592
	VRX Escrow Corporation
905,000	6.125%, 4/15/2025[d]	770,381
	Zoetis, Inc.
509,000	4.700%, 2/1/2043	557,141

	Total	27,763,590

Energy (1.1%)
	Alliance Resource Operating Partners, LP
470,000	7.500%, 5/1/2025[d]	496,438
	Anadarko Petroleum Corporation
465,000	4.850%, 3/15/2021	496,242
312,000	5.550%, 3/15/2026[g]	350,212
	Antero Resources Corporation
475,000	5.125%, 12/1/2022	482,125
	Apache Corporation
150,000	4.750%, 4/15/2043	152,788
	Boardwalk Pipelines, LP
150,000	5.950%, 6/1/2026	169,305
	BP Capital Markets plc
315,000	3.062%, 3/17/2022	324,025
463,000	3.535%, 11/4/2024	478,986
85,000	3.119%, 5/4/2026	85,192
	Buckeye Partners, LP
226,000	2.650%, 11/15/2018	227,301
	Canadian Natural Resources, Ltd.
310,000	3.450%, 11/15/2021	320,665
150,000	6.250%, 3/15/2038	178,436
145,000	4.950%, 6/1/2047	151,444
	Canadian Oil Sands, Ltd.
210,000	9.400%, 9/1/2021[d]	256,417
	Cenovus Energy, Inc.
320,000	3.800%, 9/15/2023	320,824

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Energy (1.1%) - continued
	Cheniere Corpus Christi Holdings, LLC
$430,000	5.875%, 3/31/2025	$466,013
	Cimarex Energy Company
228,000	4.375%, 6/1/2024	241,427
	Columbia Pipeline Group, Inc.
300,000	2.450%, 6/1/2018	301,395
	Concho Resources, Inc.
269,675	5.500%, 10/1/2022	278,102
190,000	4.375%, 1/15/2025	195,938
	ConocoPhillips
390,000	6.500%, 2/1/2039	514,761
	Continental Resources, Inc.
400,000	5.000%, 9/15/2022	396,500
	Devon Energy Corporation
230,000	3.250%, 5/15/2022	231,507
	El Paso Pipeline Partners Operating Company, LLC
230,000	4.300%, 5/1/2024	238,723
	Enbridge, Inc.
300,000	2.900%, 7/15/2022	302,148
	Encana Corporation
84,000	3.900%, 11/15/2021[g]	86,257
312,000	6.625%, 8/15/2037	369,303
390,000	6.500%, 2/1/2038	457,512
	Energy Transfer Equity, LP
325,000	5.500%, 6/1/2027	341,250
	Energy Transfer Partners, LP
304,000	4.650%, 6/1/2021	322,588
215,000	4.900%, 3/15/2035	211,919
	Energy Transfer, LP
175,000	5.150%, 2/1/2043	167,509
	EnLink Midstream Partners, LP
155,000	4.150%, 6/1/2025	155,406
115,000	4.850%, 7/15/2026	121,100
	Enterprise Products Operating, LLC
198,000	5.100%, 2/15/2045	219,787
	EQT Corporation
165,000	5.150%, 3/1/2018	167,872
160,000	8.125%, 6/1/2019	176,430
175,000	4.875%, 11/15/2021	189,299
	Exxon Mobil Corporation
125,000	4.114%, 3/1/2046	133,482
	Kinder Morgan Energy Partners, LP
230,000	3.500%, 3/1/2021	235,969
	Magellan Midstream Partners, LP
215,000	5.000%, 3/1/2026	239,617
	Marathon Oil Corporation
228,000	2.700%, 6/1/2020	227,154
555,000	6.600%, 10/1/2037	623,993
	Marathon Petroleum Corporation
115,000	3.400%, 12/15/2020	119,047
312,000	6.500%, 3/1/2041	367,333
314,000	4.750%, 9/15/2044	306,357
	MPLX, LP
468,000	4.875%, 6/1/2025	500,876
240,000	4.125%, 3/1/2027	244,678
	Newfield Exploration Company
410,000	5.625%, 7/1/2024	429,987
	Noble Energy, Inc.
215,000	5.625%, 5/1/2021	221,600
	ONEOK, Inc.
304,000	7.500%, 9/1/2023	368,083
240,000	4.000%, 7/13/2027	243,349

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Energy (1.1%) - continued
	PBF Holding Company, LLC
$635,000	7.250%, 6/15/2025[d]	$622,300
	Petrobras Global Finance BV
96,000	8.375%, 5/23/2021	108,211
390,000	6.250%, 3/17/2024	406,575
	Petroleos Mexicanos
470,000	6.000%, 3/5/2020	506,961
96,000	2.378%, 4/15/2025	96,442
205,000	6.750%, 9/21/2047	215,804
	Pioneer Natural Resources Company
150,000	4.450%, 1/15/2026	161,088
	Regency Energy Partners, LP
304,000	5.875%, 3/1/2022	336,603
325,000	5.000%, 10/1/2022	348,871
	Rice Energy, Inc.
460,000	6.250%, 5/1/2022	480,700
	Rowan Companies, Inc.
60,000	7.375%, 6/15/2025	56,550
	Sabine Pass Liquefaction, LLC
230,000	6.250%, 3/15/2022	261,049
270,000	5.625%, 4/15/2023	300,634
320,000	5.750%, 5/15/2024	359,768
325,000	5.625%, 3/1/2025	361,550
	Schlumberger Holdings Corporation
115,000	3.000%, 12/21/2020[d]	117,535
190,000	4.000%, 12/21/2025[d]	201,188
	Shell International Finance BV
90,000	1.632%, 5/11/2020[e]	90,668
	Suncor Energy, Inc.
210,000	3.600%, 12/1/2024	216,146
	Sunoco Logistics Partners Operations, LP
125,000	4.400%, 4/1/2021	131,749
	Targa Resources Partners, LP
500,000	5.250%, 5/1/2023	515,625
	Tesoro Corporation
1,028,000	4.750%, 12/15/2023[d]	1,109,049
	Weatherford International, Ltd.
575,000	8.250%, 6/15/2023[g]	583,625
	Western Gas Partners, LP
312,000	4.000%, 7/1/2022	321,860
	Williams Partners, LP
190,000	4.000%, 11/15/2021	198,750
195,000	4.500%, 11/15/2023	208,433
290,000	3.750%, 6/15/2027	290,003
320,000	6.300%, 4/15/2040	375,421

	Total	23,887,829

Financials (3.0%)
	ABN AMRO Bank NV
300,000	4.750%, 7/28/2025[d]	319,709
	ACE INA Holdings, Inc.
225,000	4.350%, 11/3/2045	247,839
	AerCap Ireland Capital, Ltd.
150,000	3.750%, 5/15/2019	154,131
152,000	4.625%, 10/30/2020	162,109
390,000	5.000%, 10/1/2021	422,574
152,000	4.625%, 7/1/2022	163,246
	Aetna, Inc.
305,000	2.800%, 6/15/2023	308,348
	Air Lease Corporation
175,000	2.125%, 1/15/2018	175,305
50,000	2.625%, 9/4/2018	50,431
390,000	3.375%, 1/15/2019	397,597

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Financials (3.0%) - continued
	Ally Financial, Inc.
$210,000	3.750%, 11/18/2019	$214,725
400,000	4.125%, 3/30/2020	412,000
	American Express Credit Corporation
165,000	1.817%, 3/18/2019[e]	166,106
468,000	1.875%, 5/3/2019	469,243
	American International Group, Inc.
80,000	3.300%, 3/1/2021	82,619
228,000	4.125%, 2/15/2024	242,427
475,000	3.750%, 7/10/2025	491,243
450,000	3.900%, 4/1/2026	467,219
	Anthem, Inc.
390,000	4.625%, 5/15/2042	420,684
	Aon plc
114,000	3.875%, 12/15/2025	119,886
	ASP AMC Merger Sub, Inc.
550,000	8.000%, 5/15/2025[d]	545,188
	Avalonbay Communities, Inc.
325,000	3.500%, 11/15/2025	332,800
	Banco Santander SA
600,000	6.375%, 5/19/2019[i]	615,912
	Bank of America Corporation
205,000	2.357%, 3/22/2018[e]	206,211
140,000	2.169%, 4/1/2019[e]	141,383
265,000	2.625%, 10/19/2020	268,809
200,000	2.369%, 7/21/2021	200,383
285,000	3.300%, 1/11/2023	292,455
320,000	2.881%, 4/24/2023	321,679
312,000	4.000%, 4/1/2024	329,612
310,000	4.000%, 1/22/2025	319,466
230,000	3.500%, 4/19/2026	232,499
468,000	4.183%, 11/25/2027	483,436
325,000	3.824%, 1/20/2028	331,880
389,000	5.875%, 2/7/2042	493,866
	Bank of New York Mellon Corporation
380,000	2.500%, 4/15/2021	383,931
	Bank of Nova Scotia
325,000	2.700%, 3/7/2022	328,592
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
80,000	2.850%, 9/8/2021[d]	81,094
	Barclays Bank plc
78,000	10.179%, 6/12/2021[d]	97,810
	Barclays plc
210,000	2.750%, 11/8/2019	212,543
450,000	3.684%, 1/10/2023	462,473
315,000	3.650%, 3/16/2025	315,634
	BB&T Corporation
85,000	2.019%, 1/15/2020[e]	85,768
	Berkshire Hathaway, Inc.
190,000	2.750%, 3/15/2023	193,855
	Caisse Centrale Desjardins du Quebec
115,000	1.976%, 1/29/2018[d,e]	115,307
	Capital One Financial Corporation
180,000	2.450%, 4/24/2019	181,333
273,000	2.500%, 5/12/2020	274,928
304,000	3.050%, 3/9/2022	309,159
	Capital One NA
400,000	2.350%, 1/31/2020	401,834
	CBOE Holdings, Inc.
175,000	1.950%, 6/28/2019	175,077
	Centene Escrow Corporation
600,000	5.625%, 2/15/2021	624,000
	Cigna Corporation
215,000	5.375%, 2/15/2042	259,939

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Financials (3.0%) - continued
	CIT Group, Inc.
$580,000	5.000%, 8/15/2022	$627,096
	Citigroup, Inc.
115,000	2.074%, 4/8/2019[e]	115,760
400,000	2.094%, 1/10/2020[e]	403,266
315,000	2.700%, 3/30/2021	318,672
360,000	2.750%, 4/25/2022	361,072
188,000	4.050%, 7/30/2022	197,139
555,000	4.400%, 6/10/2025	582,137
304,000	3.200%, 10/21/2026	296,856
468,000	3.668%, 7/24/2028	470,472
228,000	4.125%, 7/25/2028	234,111
	Citizens Bank NA
380,000	2.300%, 12/3/2018	382,110
325,000	2.200%, 5/26/2020	325,369
	Commonwealth Bank of Australia
228,000	2.250%, 3/10/2020[d]	229,148
	Compass Bank
288,000	2.750%, 9/29/2019	290,222
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
432,000	3.950%, 11/9/2022	454,696
936,000	4.625%, 12/1/2023	1,016,816
	Credit Agricole SA
140,000	2.104%, 4/15/2019[d,e]	141,172
250,000	3.375%, 1/10/2022[d]	256,303
	Credit Suisse AG
152,000	5.400%, 1/14/2020	163,321
	Credit Suisse Group Funding, Ltd.
841,000	2.750%, 3/26/2020	853,544
375,000	3.125%, 12/10/2020	383,691
304,000	3.750%, 3/26/2025	309,269
	DDR Corporation
330,000	4.625%, 7/15/2022	346,696
	Deutsche Bank AG
435,000	2.700%, 7/13/2020	437,026
468,000	3.375%, 5/12/2021	475,970
190,000	4.250%, 10/14/2021	200,117
	Digital Realty Trust LP
340,000	3.400%, 10/1/2020	350,479
	Discover Bank
355,000	8.700%, 11/18/2019	401,876
	Duke Realty, LP
70,000	3.875%, 2/15/2021	73,012
210,000	4.375%, 6/15/2022	225,324
	ERP Operating, LP
75,000	3.375%, 6/1/2025	76,285
	European Investment Bank
215,000	1.875%, 3/15/2019	216,341
	Fifth Third Bancorp
164,000	2.875%, 7/27/2020	167,870
80,000	2.875%, 10/1/2021	81,591
260,000	2.600%, 6/15/2022	259,875
	Five Corners Funding Trust
390,000	4.419%, 11/15/2023[d]	424,009
	GE Capital International Funding Company
1,014,000	4.418%, 11/15/2035	1,099,151
	Goldman Sachs Group, Inc.
150,000	2.511%, 4/30/2018[e]	151,044
120,000	2.282%, 11/15/2018[e]	121,237
726,000	5.375%, 3/15/2020	785,234
115,000	2.473%, 4/23/2020[e]	117,039
550,000	5.375%, 5/10/2020[i]	577,500
958,000	5.250%, 7/27/2021	1,055,336

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Financials (3.0%) - continued
$310,000	3.000%, 4/26/2022	$313,901
312,000	2.908%, 6/5/2023	312,491
152,000	3.500%, 1/23/2025	154,411
550,000	3.691%, 6/5/2028	553,408
245,000	4.750%, 10/21/2045	271,517
	Hartford Financial Services Group, Inc.
618,000	5.125%, 4/15/2022	688,423
	HBOS plc
400,000	6.750%, 5/21/2018[d]	414,785
	HCP, Inc.
480,000	4.000%, 12/1/2022	504,811
140,000	3.400%, 2/1/2025	139,940
	HSBC Bank plc
275,000	1.822%, 5/15/2018[d,e]	276,063
	HSBC Holdings plc
575,000	3.400%, 3/8/2021	594,566
300,000	6.875%, 6/1/2021[i]	329,010
250,000	2.650%, 1/5/2022	251,175
230,000	3.600%, 5/25/2023	238,740
275,000	3.900%, 5/25/2026	286,683
	Huntington Bancshares, Inc.
72,000	2.600%, 8/2/2018	72,658
	Huntington National Bank
250,000	2.200%, 11/6/2018	251,241
	Icahn Enterprises, LP
305,000	6.000%, 8/1/2020	313,387
205,000	6.750%, 2/1/2024	215,250
	ING Capital Funding Trust III
200,000	4.896%, 9/30/2017[e,i]	201,250
	ING Groep NV
245,000	3.150%, 3/29/2022	250,759
	International Lease Finance Corporation
75,000	4.625%, 4/15/2021	80,063
150,000	5.875%, 8/15/2022	169,776
	Intesa Sanpaolo SPA
210,000	3.125%, 7/14/2022[d]	211,399
	J.P. Morgan Chase & Company
267,000	6.300%, 4/23/2019	287,099
90,000	2.250%, 1/23/2020	90,678
325,000	1.882%, 6/1/2021[e]	325,906
180,000	2.295%, 8/15/2021	179,827
400,000	4.500%, 1/24/2022	435,144
228,000	3.200%, 1/25/2023	234,174
385,000	2.700%, 5/18/2023	383,898
165,000	2.543%, 10/24/2023[e]	168,197
280,000	3.625%, 5/13/2024	290,745
550,000	3.125%, 1/23/2025	550,444
250,000	3.300%, 4/1/2026	250,385
470,000	3.882%, 7/24/2038	470,005
	KeyBank NA
250,000	2.350%, 3/8/2019	252,202
	KeyCorp
350,000	2.900%, 9/15/2020	357,509
	Kookmin Bank
250,000	1.625%, 8/1/2019[d]	246,500
	Liberty Mutual Group, Inc.
152,000	4.950%, 5/1/2022[d]	166,926
	Liberty Property, LP
435,000	3.750%, 4/1/2025	445,084
	Lincoln National Corporation
151,000	8.750%, 7/1/2019	169,827
	Lloyds Bank plc
130,000	1.770%, 3/16/2018[e]	130,195

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Financials (3.0%) - continued
	MassMutual Global Funding
$250,000	2.750%, 6/22/2024[d]	$249,538
	MetLife, Inc.
290,000	4.050%, 3/1/2045	293,151
	Mitsubishi UFJ Financial Group, Inc.
250,000	2.190%, 9/13/2021	247,408
390,000	3.287%, 7/25/2027	388,853
	Mizuho Bank, Ltd.
216,000	1.850%, 3/21/2018[d]	216,294
	Morgan Stanley
420,000	6.625%, 4/1/2018	433,380
100,000	2.594%, 4/25/2018[e]	100,799
115,000	2.457%, 1/27/2020[e]	116,832
152,000	5.550%, 7/15/2020[i]	159,220
190,000	2.500%, 4/21/2021	190,663
380,000	2.625%, 11/17/2021	381,436
351,000	2.750%, 5/19/2022	351,603
180,000	4.875%, 11/1/2022	195,893
300,000	4.000%, 7/23/2025	314,850
450,000	4.350%, 9/8/2026	472,323
468,000	3.591%, 7/22/2028	469,347
	MPT Operating Partnership, LP
440,000	6.375%, 3/1/2024	479,600
	Nasdaq, Inc.
180,000	3.850%, 6/30/2026	184,817
	National City Corporation
438,000	6.875%, 5/15/2019	475,636
	New York Life Global Funding
234,000	2.300%, 6/10/2022[d]	233,729
	Park Aerospace Holdings, Ltd.
700,000	5.500%, 2/15/2024[d]	712,688
	Prudential Financial, Inc.
80,000	2.350%, 8/15/2019	80,713
	Quicken Loans, Inc.
725,000	5.750%, 5/1/2025[d]	758,531
	Realty Income Corporation
320,000	4.125%, 10/15/2026	332,797
	Regions Bank
250,000	7.500%, 5/15/2018	261,059
	Regions Financial Corporation
250,000	2.250%, 9/14/2018	251,163
112,000	3.200%, 2/8/2021	114,785
	Reinsurance Group of America, Inc.
209,000	5.000%, 6/1/2021	227,640
	Reliance Standard Life Global Funding II
110,000	2.500%, 4/24/2019[d]	110,912
	Royal Bank of Scotland Group plc
390,000	8.625%, 8/15/2021[i]	430,708
300,000	3.875%, 9/12/2023	307,711
	Santander UK Group Holdings plc
266,000	2.875%, 10/16/2020	270,097
	Santander UK plc
144,000	3.050%, 8/23/2018	145,716
	Simon Property Group, LP
85,000	2.500%, 9/1/2020	86,303
320,000	2.750%, 2/1/2023	321,104
304,000	4.250%, 11/30/2046	303,840
	Skandinaviska Enskilda Banken AB
175,000	2.375%, 3/25/2019[d]	176,408
	Societe Generale SA
234,000	4.750%, 11/24/2025[d,g]	247,339
	Standard Chartered plc
551,000	2.100%, 8/19/2019[d]	550,521

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Financials (3.0%) - continued
	State Street Corporation
$129,000	2.081%, 8/18/2020[e]	$131,655
	Sumitomo Mitsui Banking Corporation
140,000	1.884%, 1/16/2018[e]	140,293
	Sumitomo Mitsui Financial Group, Inc.
295,000	2.784%, 7/12/2022	296,730
228,000	3.010%, 10/19/2026	224,064
	SunTrust Banks, Inc.
310,000	2.250%, 1/31/2020	311,795
	Svenska Handelsbanken AB
180,000	1.757%, 6/17/2019[e]	180,865
	Synchrony Financial
390,000	3.000%, 8/15/2019	396,121
75,000	2.402%, 2/3/2020[e]	75,831
85,000	4.250%, 8/15/2024	88,139
	Toronto-Dominion Bank
115,000	2.172%, 12/14/2020[e]	117,274
	UBS Group Funding Jersey, Ltd.
390,000	3.000%, 4/15/2021[d]	397,421
228,000	4.125%, 9/24/2025[d]	241,276
	UBS Group Funding Switzerland AG
300,000	3.491%, 5/23/2023[d]	308,211
	UnitedHealth Group, Inc.
55,000	3.350%, 7/15/2022	57,640
685,000	4.625%, 7/15/2035	777,580
	USB Realty Corporation
80,000	2.451%, 1/15/2022[d,e,i]	71,000
	Ventas Realty, LP
340,000	3.100%, 1/15/2023	342,816
	Voya Financial, Inc.
280,000	2.900%, 2/15/2018	281,743
576,000	3.125%, 7/15/2024	570,372
	Wells Fargo & Company
115,000	1.991%, 1/30/2020[e]	116,081
305,000	2.550%, 12/7/2020	309,063
355,000	2.625%, 7/22/2022	355,670
340,000	3.069%, 1/24/2023	345,698
304,000	3.450%, 2/13/2023	313,061
285,000	3.000%, 2/19/2025	283,885
325,000	3.000%, 4/22/2026	319,952
304,000	3.000%, 10/23/2026	298,156
550,000	4.900%, 11/17/2045	604,481
	Welltower, Inc.
152,000	3.750%, 3/15/2023	159,317
310,000	4.000%, 6/1/2025	324,767

	Total	63,778,367

Foreign Government (0.1%)
	Argentina Government International Bond
225,000	7.500%, 4/22/2026	241,762
74,000	6.875%, 1/26/2027	76,035
	Brazil Government International Bond
200,000	7.125%, 1/20/2037	232,500
	Export-Import Bank of Korea
115,000	2.250%, 1/21/2020	115,021
	Indonesia Government International Bond
390,000	3.850%, 7/18/2027[d]	393,839
475,000	5.250%, 1/8/2047[d]	524,991
	Kommunalbanken AS
190,000	1.500%, 10/22/2019[d]	189,393

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Foreign Government (0.1%) - continued
	Mexico Government International Bond
$400,000	4.150%, 3/28/2027	$417,600
	Turkey Government International Bond
468,000	5.750%, 5/11/2047	464,994

	Total	2,656,135

Mortgage-Backed Securities (8.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
14,837,500	3.000%, 8/1/2032[c]	15,270,165
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
15,162,500	4.000%, 8/1/2047[c]	15,971,128
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
16,950,000	3.000%, 8/1/2047[c]	16,979,134
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
494,371	1.746%, 7/1/2043[e]	506,756
960,342	2.044%, 7/1/2043[e]	985,605
767,714	2.035%, 8/1/2043[e]	786,180
71,450,000	3.500%, 8/1/2047[c]	73,560,004
46,500,000	4.000%, 8/1/2047[c]	48,961,231
10,509,000	4.500%, 8/1/2047[c]	11,282,397

	Total	184,302,600

Technology (0.6%)
	Amphenol Corporation
90,000	2.550%, 1/30/2019	90,824
	Apple, Inc.
90,000	1.482%, 5/6/2020[e]	90,540
195,000	3.000%, 2/9/2024	199,377
532,000	3.200%, 5/13/2025	546,087
312,000	3.200%, 5/11/2027	316,585
430,000	3.000%, 6/20/2027	429,656
228,000	4.650%, 2/23/2046	255,861
380,000	4.250%, 2/9/2047	405,094
	Applied Materials, Inc.
160,000	3.300%, 4/1/2027	163,495
	Avnet, Inc.
225,000	3.750%, 12/1/2021	230,168
	Baidu, Inc.
370,000	3.000%, 6/30/2020	375,816
	CDK Global, Inc.
265,000	4.875%, 6/1/2027[d]	272,287
	Cisco Systems, Inc.
120,000	1.702%, 3/1/2019[e]	120,832
	CommScope Technologies Finance, LLC
420,000	6.000%, 6/15/2025[d]	451,500
	Diamond 1 Finance Corporation
190,000	3.480%, 6/1/2019[d]	194,490
390,000	5.450%, 6/15/2023[d]	429,840
117,000	6.020%, 6/15/2026[d]	130,648
152,000	8.350%, 7/15/2046[d]	198,999
	Equinix, Inc.
540,000	5.750%, 1/1/2025	580,500

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Technology (0.6%) - continued
	Fidelity National Information Services, Inc.
$310,000	2.850%, 10/15/2018	$313,476
173,000	3.625%, 10/15/2020	180,917
	First Data Corporation
315,000	5.375%, 8/15/2023[d]	329,569
	Hewlett Packard Enterprise Company
115,000	2.450%, 10/5/2017	115,198
172,000	2.850%, 10/5/2018	174,077
172,000	4.400%, 10/15/2022	183,403
	Intel Corporation
45,000	3.100%, 7/29/2022	46,590
205,000	3.700%, 7/29/2025	217,089
351,000	4.100%, 5/19/2046	364,768
	International Business Machines Corporation
312,000	4.700%, 2/19/2046	348,307
	Iron Mountain, Inc.
530,000	6.000%, 8/15/2023	560,475
	Microsoft Corporation
475,000	4.750%, 11/3/2055	549,282
475,000	4.200%, 11/3/2035	520,443
935,000	3.700%, 8/8/2046	925,130
380,000	4.250%, 2/6/2047	410,641
	NXP BV
395,000	3.875%, 9/1/2022[d]	410,674
	Oracle Corporation
85,000	2.500%, 5/15/2022	86,190
312,000	2.400%, 9/15/2023	310,974
780,000	2.950%, 5/15/2025	788,642
	QUALCOMM, Inc.
234,000	3.000%, 5/20/2022	241,385
156,000	4.300%, 5/20/2047	160,725
	Sensata Technologies UK Financing Company plc
325,000	6.250%, 2/15/2026[d]	354,250
	Tyco Electronics Group SA
78,000	3.450%, 8/1/2024	80,848
156,000	3.125%, 8/15/2027[h]	154,750

	Total	13,310,402

Transportation (0.2%)
	Air Canada Pass Through Trust
71,455	3.875%, 3/15/2023[d]	71,277
	American Airlines Pass Through Trust
320,893	3.375%, 5/1/2027	323,300
	Avis Budget Car Rental, LLC
305,000	6.375%, 4/1/2024[d,g]	313,197
	Burlington Northern Santa Fe, LLC
235,000	5.750%, 5/1/2040	296,630
740,000	5.050%, 3/1/2041	867,640
260,000	4.450%, 3/15/2043	283,909
325,000	3.900%, 8/1/2046	331,657
	Continental Airlines, Inc.
152,594	4.150%, 4/11/2024	160,605
	CSX Corporation
126,000	3.700%, 11/1/2023	133,389
	Delta Air Lines, Inc.
52,988	4.950%, 5/23/2019	54,908
175,000	2.875%, 3/13/2020	177,764
	ERAC USA Finance, LLC
84,000	2.800%, 11/1/2018[d]	84,894
	J.B. Hunt Transport Services, Inc.
75,000	3.300%, 8/15/2022	76,488

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Transportation (0.2%) - continued
	Southwest Airlines Company
$226,000	2.750%, 11/6/2019	$229,683
	Virgin Australia Holdings, Ltd.
37,620	5.000%, 10/23/2023[d]	39,125
	XPO Logistics, Inc.
445,000	6.500%, 6/15/2022[d]	462,244

	Total	3,906,710

U.S. Government and Agencies (8.4%)
	U.S. Treasury Bonds
2,000,000	2.375%, 5/15/2027	2,014,922
550,000	5.250%, 11/15/2028	707,803
1,175,000	4.375%, 5/15/2040	1,490,506
560,000	3.000%, 5/15/2042	575,663
14,321,000	2.500%, 5/15/2046	13,199,938
1,110,000	3.000%, 2/15/2047	1,133,458
2,140,000	3.000%, 5/15/2047	2,186,395
	U.S. Treasury Bonds, TIPS
7,315,656	0.125%, 1/15/2023	7,288,442
6,076,646	0.625%, 1/15/2026	6,150,240
6,889,148	0.375%, 1/15/2027	6,801,945
	U.S. Treasury Notes
3,075,000	0.875%, 3/31/2018	3,068,755
7,770,000	1.000%, 11/30/2018	7,739,650
4,010,000	0.750%, 2/15/2019	3,975,538
3,900,000	1.000%, 10/15/2019	3,868,008
18,710,000	1.500%, 10/31/2019[k]	18,758,964
2,230,000	1.500%, 5/15/2020	2,231,220
24,000,000	1.375%, 9/30/2020	23,863,128
1,500,000	1.375%, 5/31/2021	1,482,891
5,053,000	1.125%, 8/31/2021	4,933,976
1,000,000	2.125%, 9/30/2021	1,015,742
4,100,000	1.875%, 2/28/2022	4,115,375
19,000,000	2.125%, 6/30/2022	19,256,063
23,000,000	1.875%, 7/31/2022	23,044,919
1,865,000	1.625%, 8/15/2022	1,845,621
304,000	1.375%, 9/30/2023	292,814
4,000,000	1.625%, 10/31/2023	3,908,592
8,500,000	2.125%, 7/31/2024	8,509,962
5,400,000	2.250%, 11/15/2024	5,441,974
600,000	2.000%, 11/15/2026	586,383

	Total	179,488,887

Utilities (0.9%)
	American Electric Power Company, Inc.
479,000	2.950%, 12/15/2022	487,681
	Appalachian Power Company
155,000	3.300%, 6/1/2027	158,387
	Arizona Public Service Company
100,000	2.200%, 1/15/2020	100,514
	Atmos Energy Corporation
175,000	3.000%, 6/15/2027	174,641
	Berkshire Hathaway Energy Company
105,000	2.400%, 2/1/2020	105,721
	Calpine Corporation
325,000	5.375%, 1/15/2023[g]	315,656
	CMS Energy Corporation
228,000	2.950%, 2/15/2027	221,101
228,000	3.450%, 8/15/2027	231,187
	Commonwealth Edison Company
290,000	3.700%, 3/1/2045	284,490
130,000	4.350%, 11/15/2045	140,689

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Utilities (0.9%) - continued
	Consolidated Edison Company of New York, Inc.
$114,000	4.500%, 12/1/2045	$127,071
	Consolidated Edison, Inc.
156,000	2.000%, 5/15/2021	154,719
	Dominion Energy, Inc.
300,000	2.962%, 7/1/2019	305,381
312,000	2.579%, 7/1/2020	315,015
	DTE Electric Company
215,000	3.700%, 3/15/2045	213,687
245,000	3.700%, 6/1/2046	240,778
	DTE Energy Company
40,000	2.400%, 12/1/2019	40,307
	Duke Energy Corporation
216,000	2.100%, 6/15/2018	216,839
304,000	3.750%, 9/1/2046	295,518
	Duke Energy Florida, LLC
210,000	3.200%, 1/15/2027	213,946
	Duke Energy Indiana, LLC
310,000	3.750%, 5/15/2046	307,102
	Dynegy, Inc.
395,000	7.375%, 11/1/2022[g]	400,431
	Edison International
300,000	2.950%, 3/15/2023	302,721
	Emera U.S. Finance, LP
235,000	2.150%, 6/15/2019	235,572
235,000	4.750%, 6/15/2046	252,101
	Enbridge Energy Partners, LP
400,000	5.875%, 10/15/2025[g]	460,356
	Enel Finance International NV
108,000	6.250%, 9/15/2017[d]	108,557
	Eversource Energy
85,000	1.600%, 1/15/2018	84,919
	Exelon Corporation
165,000	5.100%, 6/15/2045	189,010
234,000	4.450%, 4/15/2046	243,009
	Exelon Generation Company, LLC
247,000	5.200%, 10/1/2019	263,808
265,000	2.950%, 1/15/2020	270,581
	FirstEnergy Corporation
100,000	2.850%, 7/15/2022	100,150
605,000	4.850%, 7/15/2047	619,754
	ITC Holdings Corporation
84,000	4.050%, 7/1/2023	88,626
152,000	5.300%, 7/1/2043	175,788
	Kinder Morgan Energy Partners, LP
380,000	6.500%, 9/1/2039	436,573
	MidAmerican Energy Holdings Company
468,000	6.500%, 9/15/2037	626,808
	Monongahela Power Company
210,000	5.400%, 12/15/2043[d]	255,526
	National Rural Utilities Cooperative Finance Corporation
300,000	2.300%, 11/1/2020	302,129
	NextEra Energy Capital Holdings, Inc.
195,000	2.300%, 4/1/2019	196,525
	NiSource Finance Corporation
156,000	3.490%, 5/15/2027	158,988
435,000	5.650%, 2/1/2045	527,215
	Northern States Power Company
315,000	4.125%, 5/15/2044	331,794
	NRG Energy, Inc.
270,000	6.625%, 3/15/2023	279,113
250,000	7.250%, 5/15/2026	264,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (30.1%)	Value
Utilities (0.9%) - continued
	Oncor Electric Delivery Company, LLC
$624,000	3.750%, 4/1/2045	$617,254
	Pacific Gas and Electric Company
390,000	3.300%, 3/15/2027	400,252
228,000	4.250%, 3/15/2046	246,794
	PG&E Corporation
110,000	2.400%, 3/1/2019	110,735
	PPL Capital Funding, Inc.
105,000	3.500%, 12/1/2022	108,851
156,000	3.400%, 6/1/2023	161,652
365,000	5.000%, 3/15/2044	412,313
	PPL Electric Utilities Corporation
234,000	3.950%, 6/1/2047	240,474
	Public Service Electric & Gas Company
390,000	3.000%, 5/15/2027	391,216
	Sempra Energy
350,000	6.150%, 6/15/2018	363,355
95,000	2.400%, 3/15/2020	96,016
	Southern California Edison Company
55,000	2.400%, 2/1/2022	55,279
320,000	4.000%, 4/1/2047	337,726
	Southern Company
315,000	1.850%, 7/1/2019	314,693
315,000	2.950%, 7/1/2023	316,519
390,000	3.250%, 7/1/2026	388,285
300,000	4.400%, 7/1/2046	313,296
	Southern Company Gas Capital Corporation
390,000	4.400%, 5/30/2047	406,297
	Southwestern Electric Power Company
110,000	3.900%, 4/1/2045	108,291
	Tesoro Logistics, LP
470,000	5.250%, 1/15/2025	502,900
	Xcel Energy, Inc.
455,000	3.350%, 12/1/2026	462,967

	Total	18,180,024

	Total Long-Term Fixed Income (cost $634,449,143)	641,766,143

Shares	Common Stock (21.3%)	Value
Consumer Discretionary (2.6%)
2,850	Amazon.com, Inc.[l]	2,815,173
14,575	American Axle & Manufacturing Holdings, Inc.[l]	214,835
2,142	American Public Education, Inc.[l]	45,625
26,453	Aramark	1,054,417
4,620	Ascent Capital Group, Inc.[l]	78,078
2,100	Bandai Namco Holdings, Inc.	73,003
15,450	Barnes & Noble Education, Inc.[l]	111,703
2,214	Barratt Developments plc	17,981
911	Bellway plc	38,361
2,919	Berkeley Group Holdings plc	134,620
13,970	BorgWarner, Inc.	652,958
4,900	Bridgestone Corporation	206,150
21,365	Bright Horizons Family Solutions, Inc.[l]	1,688,049
13,020	Brunswick Corporation	737,062
4,000	Buffalo Wild Wings, Inc.[l]	430,000
5,976	Burlington Stores, Inc.[l]	520,091
16,050	Caleres, Inc.	437,844
17,175	Callaway Golf Company	218,638
1,308	Cedar Fair, LP	90,828

Shares	Common Stock (21.3%)	Value
Consumer Discretionary (2.6%) - continued
2,893	Century Casinos, Inc.[l]	$20,801
1,989	Children’s Place, Inc.	210,138
1,030	Chipotle Mexican Grill, Inc.[l]	354,083
257	Cie Generale des Etablissements Michelin	34,807
2,061	Citi Trends, Inc.	45,651
122,537	Comcast Corporation	4,956,622
18,142	Core-Mark Holding Company, Inc.	665,267
11,142	CSS Industries, Inc.	298,271
10,165	Culp, Inc.	304,950
16,962	Delphi Automotive plc	1,533,704
4,200	Denso Corporation	201,707
33,933	Discovery Communications, Inc., Class Cl	784,870
6,300	DISH Network Corporation[l]	403,389
19,034	Dollar Tree, Inc.[l]	1,371,971
2,043	Domino’s Pizza, Inc.	381,019
7,600	DSW, Inc.	137,104
32,026	Duluth Holdings, Inc.[l]	620,664
7,060	Emerald Expositions Events, Inc.	161,603
6,818	Entravision Communications Corporation	44,317
5,683	Eutelsat Communications	153,805
5,665	Expedia, Inc.	886,403
39,254	Extended Stay America, Inc.	776,052
4,700	Five Below, Inc.[l]	227,057
7,970	FTD Companies, Inc.[l]	156,610
7,307	G-III Apparel Group, Ltd.[l]	190,201
1,350	Golden Entertainment, Inc.[l]	27,783
46,133	Gray Television, Inc.[l]	687,382
15,080	Habit Restaurants, Inc.[l]	248,066
21,231	Harley-Davidson, Inc.	1,033,313
20,017	Harvey Norman Holdings, Ltd.	69,990
3,000	Haseko Corporation	37,562
14,326	Haverty Furniture Companies, Inc.	318,753
14,010	Home Depot, Inc.	2,095,896
9,300	Honda Motor Company, Ltd.	260,324
6,820	Houghton Mifflin Harcourt Company[l]	81,499
810	Hyatt Hotels Corporation[l]	45,012
6,200	Inchcape plc	65,722
12,779	International Speedway Corporation	457,488
457	Ipsos SA	15,781
1,053	JM AB	36,959
7,390	La-Z-Boy, Inc.	249,782
2,334	Libbey, Inc.	21,006
12,840	Liberty Interactive Corporation[l]	307,390
17,288	Liberty Media Corporation-Liberty SiriusXM[l]	795,248
4,103	Lithia Motors, Inc.	423,635
38,317	Lowe’s Companies, Inc.	2,965,736
5,440	Marks and Spencer Group plc	23,121
1,148	Michaels Companies, Inc.[l]	23,121
20,700	Modine Manufacturing Company[l]	336,375
11,030	Nautilus, Inc.[l]	194,128
37,230	Newell Brands, Inc.	1,962,766
12,910	News Corporation, Class A	184,742
4,210	News Corporation, Class B	61,887
482	Nexity SA	25,852
811	Next plc	42,274
1,600	Nikon Corporation	28,192
24,220	Norwegian Cruise Line Holdings, Ltd.[l]	1,333,795
17,782	Nutrisystem, Inc.	991,346
1,358	O’Reilly Automotive, Inc.[l]	277,439
8,243	Oxford Industries, Inc.	520,381
6,010	Papa John’s International, Inc.	428,693
35,770	Pinnacle Entertainment, Inc.[l]	679,630

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (21.3%)	Value
Consumer Discretionary (2.6%) - continued
7,280	Polaris Industries, Inc.	$652,725
370	Priceline Group, Inc.[l]	750,545
229	Publicis Groupe SA	17,316
10,144	PVH Corporation	1,210,078
3,680	Restaurant Brands International, Inc.	219,254
11,877	Ross Stores, Inc.	657,036
229	RTL Group SA	17,815
11,330	Ruth’s Hospitality Group, Inc.	226,600
6,134	Scripps Networks Interactive, Inc.	536,173
1,387	SES SA	32,628
4,570	Signet Jewelers, Ltd.	279,501
5,100	Singapore Press Holdings, Ltd.	10,950
29,995	Six Flags Entertainment Corporation	1,705,816
5,167	SSP Group plc	34,734
1,280	Stamps.com, Inc.[l]	189,568
1,390	Standard Motor Products, Inc.	70,028
9,449	Starbucks Corporation	510,057
3,470	Steven Madden, Ltd.[l]	142,270
2,800	Subaru Corporation	101,016
4,600	Sumitomo Forestry Company, Ltd.	70,415
3,600	Sumitomo Rubber Industries, Ltd.	62,425
200	Swatch Group AG	15,405
1,370	Systemax, Inc.	24,824
13,639	Taylor Morrison Home Corporation[l]	308,514
1,224	Tenneco, Inc.	67,687
15,336	Time, Inc.	215,471
26,148	Toll Brothers, Inc.	1,009,051
36,401	Tower International, Inc.	899,105
800	Toyoda Gosei Company, Ltd.	18,876
14,336	Tuesday Morning Corporation[l]	26,522
6,424	Tupperware Brands Corporation	390,001
1,300	TV Asahi Holdings Corporation	23,638
1,459	Ulta Beauty, Inc.[l]	366,515
2,425	Vail Resorts, Inc.	511,093
9,987	VF Corporation	621,092
590	Visteon Corporation[l]	65,809
5,224	Walt Disney Company	574,274
1,650	Whirlpool Corporation	293,502
18,460	Wingstop, Inc.[l]	553,985
3,185	Wolters Kluwer NV	141,647
1,670	Wyndham Worldwide Corporation	174,298
1,600	Yokohama Rubber Company, Ltd.	32,220
18,517	Zoe’s Kitchen, Inc.[l]	209,427

	Total	55,884,457

Consumer Staples (0.7%)
4,100	Altria Group, Inc.	266,377
19,790	Blue Buffalo Pet Products, Inc.[l]	442,702
12,764	Coca-Cola Amatil, Ltd.	84,050
2,947	Coca-Cola HBC AG	89,097
14,080	Cott Corporation	218,803
16,150	CVS Health Corporation	1,290,869
69,454	Darling Ingredients, Inc.[l]	1,130,017
9,780	e.l.f. Beauty, Inc.[l]	248,119
412	Ebro Foods SA	9,862
1,970	Grieg Seafood ASA	16,173
17,451	Hain Celestial Group, Inc.[l]	780,234
465	Henkel AG & Company KGaA	58,501
270	Imperial Brands plc	11,119
2,750	Ingredion, Inc.	339,130
5,300	Inter Parfums, Inc.	205,640
337	Kesko Oyj	17,040
1,900	Kewpie Corporation	47,792
3,460	Kimberly-Clark Corporation	426,134
1,100	Kirin Holdings Company, Ltd.	24,226
2	Lindt & Spruengli AG	11,386

Shares	Common Stock (21.3%)	Value
Consumer Staples (0.7%) - continued
15,190	MGP Ingredients, Inc.	$895,602
9,977	Mondelez International, Inc.	439,188
20,593	Monster Beverage Corporation[l]	1,086,281
11,710	PepsiCo, Inc.	1,365,503
30,430	Pinnacle Foods, Inc.	1,806,933
473	SalMar ASA	12,297
2,868	Seneca Foods Corporation[l]	82,312
500	Seven & I Holdings Company, Ltd.	20,152
36,250	SpartanNash Company	1,005,575
1,100	Suedzucker AG	23,478
28,840	SUPERVALU, Inc.[l]	103,247
4,897	Svenska Cellulosa AB SCA	40,547
4,095	Tate & Lyle plc	36,311
3,616	Unilever plc	206,230
22,090	US Foods Holding Corporation[l]	621,834
20,575	Wal-Mart Stores, Inc.	1,645,794
12,000	Want Want China Holdings, Ltd.	8,104

	Total	15,116,659

Energy (0.8%)
8,200	Anadarko Petroleum Corporation	374,494
3,677	Arch Coal, Inc.	279,709
58,372	Archrock, Inc.	639,173
8,656	Bill Barrett Corporation[l]	29,257
88,000	BP plc	516,890
1,370	C&J Energy Services, Inc.[l]	44,306
15,064	California Resources Corporation[l]	122,320
19,041	Callon Petroleum Company[l]	215,544
16,280	Chevron Corporation	1,777,613
1,125	Cimarex Energy Company	111,409
7,384	Concho Resources, Inc.[l]	961,840
10,080	Contango Oil & Gas Company[l]	60,480
3,750	Continental Resources, Inc.[l]	125,363
1,943	Contura Energy, Inc.	134,844
3,340	Delek US Holdings, Inc.	87,207
14,990	Devon Energy Corporation	499,317
7,414	EQT Corporation	472,272
9,170	Era Group, Inc.[l]	80,329
7,310	Exterran Corporation[l]	202,414
23,204	Exxon Mobil Corporation	1,857,248
16,270	Halliburton Company	690,499
6,492	HollyFrontier Corporation	187,229
6,057	John Wood Group plc	48,883
75,845	Marathon Oil Corporation	927,584
4,505	Matrix Service Company[l]	46,627
5,430	NCS Multistage Holdings, Inc.[l]	121,904
17,688	Newpark Resources, Inc.[l]	147,695
5,970	Noble Corporation[l]	23,880
16,090	Oil States International, Inc.[l]	399,836
3,433	OMV AG	194,469
14,405	Overseas Shipholding Group, Inc.[l]	44,367
11,210	Par Pacific Holdings, Inc.[l]	200,771
17,437	Parsley Energy, Inc.[l]	510,555
30,946	Patterson-UTI Energy, Inc.	598,496
11,434	Petrofac, Ltd.	67,561
69,646	Pioneer Energy Services Corporation[l]	153,221
3,680	Pioneer Natural Resources Company	600,208
20,017	ProPetro Holding Corporation[l]	260,221
4,919	Repsol SA	82,383
51,891	Rowan Companies plc[l]	605,568
3,143	Royal Dutch Shell plc	88,915
1,113	Royal Dutch Shell plc, Class A	31,433
7,198	Royal Dutch Shell plc, Class B	205,055
4,490	RPC, Inc.	92,988
53,088	Smart Sand, Inc.[l]	349,319
2,006	Statoil ASA	37,701

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (21.3%)	Value
Energy (0.8%) - continued
78,571	Teekay Tankers, Ltd.	$141,428
24,770	Tesco Corporation[l]	113,942
3,390	TETRA Technologies, Inc.[l]	9,526
1,317	TGS Nopec Geophysical Company ASA	27,832
3,123	Total SA	158,816
13,524	U.S. Silica Holdings, Inc.	393,954
189,100	Weatherford International plc[l]	843,386
10,787	Westmoreland Coal Company[l]	46,492
63,880	Whiting Petroleum Corporation[l]	335,370
46,005	WPX Energy, Inc.[l]	495,934

	Total	17,876,077

Financials (4.6%)
2,365	Aareal Bank AG	98,640
2,927	ABN AMRO Group NVd	82,732
9,899	Affiliated Managers Group, Inc.	1,839,531
18,450	AG Mortgage Investment Trust, Inc.	339,665
44,257	AGNC Investment Corporation	937,363
12,250	Ally Financial, Inc.	277,340
7,900	American International Group, Inc.	517,055
10,474	Ameris Bancorp	479,709
7,934	Aon plc	1,096,241
1,173	Argo Group International Holdings, Ltd.	70,321
14,960	Aspen Insurance Holdings, Ltd.	730,048
19,990	Assured Guaranty, Ltd.	899,750
9,256	Astoria Financial Corporation	186,786
759	ASX, Ltd.	31,746
6,714	Australia & New Zealand Banking Group, Ltd.	159,183
21,893	Aviva plc	155,616
19,508	Banco Bilbao Vizcaya Argentaria SA	176,502
14,190	BancorpSouth, Inc.	426,410
142,557	Bank of America Corporation	3,438,475
33,871	Bank of New York Mellon Corporation	1,796,179
3,785	Bank of Nova Scotia	235,798
9,308	Bank of the Ozarks, Inc.	401,640
10,240	BankFinancial Corporation	153,395
7,290	Bankia, SA	36,846
24,785	Beneficial Bancorp, Inc.	386,646
15,730	Berkshire Hathaway, Inc.[l]	2,752,278
19,150	Blackstone Group, LP	640,568
6,630	Blue Hills Bancorp, Inc.	125,639
55,914	Boston Private Financial Holdings, Inc.	858,280
21,640	Brookline Bancorp, Inc.	321,354
7,110	Brown & Brown, Inc.	317,106
3,195	Cadence Bancorporation[l]	72,974
6,160	Capital One Financial Corporation	530,869
34,610	Capstead Mortgage Corporation	338,486
1,026	Carolina Financial Corporation	34,515
23,399	Cathay General Bancorp	876,293
36,235	Central Pacific Financial Corporation	1,120,749
4,280	Chemical Financial Corporation	206,253
3,000	Chiba Bank, Ltd.	21,523
4,450	Chubb, Ltd.	651,747
1,701	CI Financial Corporation	37,056
81,276	Citigroup, Inc.	5,563,342
6,416	Citizens Financial Group, Inc.	225,073
3,730	Clifton Bancorp, Inc.	62,254
1,218	Close Brothers Group plc	24,766
78,290	CNO Financial Group, Inc.	1,791,275
5,856	CNP Assurances	141,373
39,331	CoBiz Financial, Inc.	692,226
18,310	Comerica, Inc.	1,323,996

Shares	Common Stock (21.3%)	Value
Financials (4.6%) - continued
1,900	Concordia Financial Group, Ltd.	$9,581
8,466	CYS Investments, Inc.	72,046
2,213	Danske Bank AS	89,621
1,200	DBS Group Holdings, Ltd.	19,144
18,343	Direct Line Insurance Group plc	90,653
9,975	Dynex Capital, Inc.	68,927
68,903	E*TRADE Financial Corporation[l]	2,825,023
5,138	Eagle Bancorp, Inc.[l]	320,868
34,341	East West Bancorp, Inc.	1,956,750
5,750	Elevate Credit, Inc.[l]	47,323
8,015	Ellington Residential Mortgage REIT	118,862
20,616	Employers Holdings, Inc.	893,704
9,500	Enova International, Inc.[l]	137,750
28,699	Enterprise Financial Services Corporation	1,135,045
1,897	Erste Group Bank AG	78,583
6,959	Essent Group, Ltd.[l]	267,365
15,960	Everi Holdings, Inc.[l]	119,062
1,439	FBL Financial Group, Inc.	97,708
1,315	Fidelity Southern Corporation	27,694
42,456	Fifth Third Bancorp	1,133,575
6,340	Financial Institutions, Inc.	186,396
213,236	First BanCorpl	1,249,563
53,310	First Commonwealth Financial Corporation	694,629
3,915	First Connecticut Bancorp, Inc.	100,224
3,360	First Defiance Financial Corporation	173,880
10,450	First Financial Bancorp	267,520
5,566	First Financial Corporation	256,314
2,330	First Interstate BancSystem, Inc.	85,162
5,910	First Merchants Corporation	239,000
26,543	First Midwest Bancorp, Inc.	589,520
4,587	First of Long Island Corporation	128,207
19,646	First Republic Bank	1,971,083
22,461	FlexiGroup, Ltd.	34,691
10,210	FNF Group	498,861
905	Franklin Financial Network, Inc.[l]	31,268
2,027	Franklin Resources, Inc.	90,769
29,000	Fukuoka Financial Group, Inc.	133,700
27,330	GAIN Capital Holdings, Inc.	183,384
1,423	Genworth MI Canada, Inc.	41,512
8,391	Goldman Sachs Group, Inc.	1,890,744
11,935	Great Southern Bancorp, Inc.	620,023
21,944	Green Bancorp, Inc.[l]	492,643
6,630	Hamilton Lane, Inc.	148,910
4,040	Hancock Holding Company	185,840
25,583	Hanmi Financial Corporation	732,953
8,470	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	196,928
1,289	Hannover Rueckversicherung SE	162,695
14,438	Hanover Insurance Group, Inc.	1,369,589
21,220	Hartford Financial Services Group, Inc.	1,167,100
609	Heartland Financial USA, Inc.	28,684
15,080	Heritage Commerce Corporation	209,461
11,604	Heritage Financial Corporation	315,629
900	Hokuhoku Financial Group, Inc.	14,631
11,439	Hometrust Bancshares, Inc.[l]	276,252
32,729	Hope Bancorp, Inc.	577,012
5,392	Horace Mann Educators Corporation	198,965
12,900	Horizon Bancorp	340,173
8,816	Houlihan Lokey, Inc.	327,779
37,501	HSBC Holdings plc	375,569
64,630	Huntington Bancshares, Inc.	856,347
2,204	IBERIABANK Corporation	178,193
9,260	Independent Bank Corporation	196,312

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (21.3%)	Value
Financials (4.6%) - continued
2,002	Infinity Property & Casualty Corporation	$200,300
2,397	ING Groep NV	44,785
799	Intact Financial Corporation	62,068
14,211	Interactive Brokers Group, Inc.	569,151
36,210	Intercontinental Exchange, Inc.	2,415,569
23,094	Invesco Mortgage Capital. Inc.	384,053
30,780	Invesco, Ltd.	1,070,221
21,020	Investors Bancorp, Inc.	279,146
42,400	KeyCorp	764,896
1,792	Kinsale Capital Group, Inc.	69,745
3,539	Lakeland Bancorp, Inc.	68,480
5,110	Lazard, Ltd.	238,688
27,290	Loews Corporation	1,328,477
1,650	M&T Bank Corporation	269,197
925	Macquarie Group, Ltd.	63,504
54,457	Maiden Holdings, Ltd.	604,473
37,715	Mapfre SA	140,481
1,620	MarketAxess Holdings, Inc.	328,682
6,620	Meta Financial Group, Inc.	472,006
23,880	MetLife, Inc.	1,313,400
26,070	MGIC Investment Corporation[l]	304,237
19,420	MidWestOne Financial Group, Inc.	668,436
4,400	Mitsubishi UFJ Financial Group, Inc.	27,914
51,800	Mizuho Financial Group, Inc.	92,120
410	Morgan Stanley	19,229
800	MS and AD Insurance Group Holdings, Inc.	28,060
14,000	MTGE Investment Corporation	260,400
156	Muenchener Rueckversicherungs- Gesellschaft AG	33,509
11,260	National Bank Holdings Corporation	384,304
2,545	National Bank of Canada	114,619
5,057	Navigators Group, Inc.	288,249
17,760	New Residential Investment Corporation	301,920
5,869	Nordea Bank AB	74,054
3,909	OFG Bancorp	39,285
19,005	Old Mutual plc	49,293
9,025	Old Second Bancorp, Inc.	106,946
74,791	OM Asset Management plc	1,127,100
6,939	PacWest Bancorp	333,211
821	Pargesa Holding SA	65,520
2,510	Peoples Bancorp, Inc.	81,826
7,747	Poste Italiane SPA[d]	57,027
2,524	Power Corporation of Canada	61,382
2,800	Preferred Bank	157,220
2,680	Primerica, Inc.	217,214
28,559	Progressive Corporation	1,345,986
14,550	Provident Financial Services, Inc.	385,866
3,512	QCR Holdings, Inc.	161,376
6,500	Raymond James Financial, Inc.	540,735
2,992	Renasant Corporation	126,831
9,100	Resona Holdings, Inc.	46,880
1,306	Safety Insurance Group, Inc.	92,661
22,933	Sandy Spring Bancorp, Inc.	918,237
24,770	Santander Consumer USA Holdings Inc.[l]	317,304
1,538	Schroders plc	69,890
32,868	Seacoast Banking Corporation of Florida[l]	768,125
2,750	Selective Insurance Group, Inc.	139,287
9,700	Senshu Ikeda Holdings, Inc.	40,181
92,190	SLM Corporation[l]	1,021,465
2,666	Societe Generale	156,320
3,603	State Auto Financial Corporation	92,921

Shares	Common Stock (21.3%)	Value
Financials (4.6%) - continued
4,878	State Bank Financial Corporation	$133,901
10,150	State National Companies, Inc.	211,932
8,150	State Street Corporation	759,824
14,468	Stifel Financial Corporation[l]	735,698
6,300	Sumitomo Mitsui Trust Holdings, Inc.	231,355
9,006	SVB Financial Group[l]	1,607,031
2,128	Swiss Re AG	205,165
31,920	Synchrony Financial	967,814
48,688	Synovus Financial Corporation	2,116,954
21,611	TD Ameritrade Holding Corporation	988,271
3,910	Territorial Bancorp, Inc.	117,808
515	TMX Group, Ltd.	27,304
18,682	TriCo Bancshares	689,366
12,799	TriState Capital Holdings, Inc.[l]	294,377
7,610	Triumph Bancorp, Inc.[l]	216,124
52,265	TrustCo Bank Corporation	433,799
11,919	Union Bankshares Corporation	368,178
7,370	United Community Banks, Inc.	204,591
30,512	United Financial Bancorp, Inc.	551,962
2,496	United Fire Group, Inc.	112,620
2,360	Unum Group	118,307
374	Vienna Insurance Group AG Wiener Versicherung Gruppe	11,258
4,350	Washington Trust Bancorp, Inc.	236,858
1,580	WesBanco, Inc.	60,403
42,243	Western Alliance Bancorp[l]	2,128,202
35,077	Western Asset Mortgage Capital Corporation	364,450
474	Westwood Holdings Group, Inc.	27,942
15,355	WSFS Financial Corporation	693,278
29,260	Zions Bancorporation	1,326,063
19	Zurich Insurance Group AG	5,791

	Total	98,762,099

Health Care (2.5%)
15,420	Abbott Laboratories	758,356
4,430	ABIOMED, Inc.[l]	656,039
12,704	Acadia Healthcare Company, Inc.[l]	672,423
5,348	Aerie Pharmaceuticals, Inc.[l]	290,396
8,531	Akorn, Inc.[l]	286,812
4,317	Alexion Pharmaceuticals, Inc.[l]	592,897
2,557	Align Technology, Inc.[l]	427,607
11,821	Amgen, Inc.	2,062,883
996	Ansell, Ltd.	17,500
25,663	Asterias Biotherapeutics, Inc.[l]	91,104
782	Atrion Corporation	494,380
3,350	Biogen, Inc.[l]	970,126
11,430	BioMarin Pharmaceutical, Inc.[l]	1,002,754
3,514	CAE, Inc.	59,556
8,552	Cardiovascular Systems, Inc.[l]	269,816
25,120	Catalent, Inc.[l]	871,664
13,032	Celgene Corporation[l]	1,764,663
7,030	Charles River Laboratories International, Inc.[l]	690,346
1,563	Chemed Corporation	308,692
5,750	ChemoCentryx, Inc.[l]	58,305
1,981	CIGNA Corporation	343,822
3,180	Coherus Biosciences, Inc.[l]	41,499
3,970	CONMED Corporation	203,740
690	Cooper Companies, Inc.	168,270
1,396	Danaher Corporation	113,760
2,910	Dentsply Sirona, Inc.	180,507
10,170	Dexcom, Inc.[l]	677,424
3,380	Diplomat Pharmacy, Inc.[l]	53,641
3,070	Eagle Pharmaceuticals, Inc.l	150,890
2,650	Edwards Lifesciences Corporation[l]	305,227

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (21.3%)	Value
Health Care (2.5%) - continued
17,730	Evolent Health, Inc.[l]	$437,931
9,140	Express Scripts Holding Company[l]	572,530
32,880	GenMark Diagnostics, Inc.[l]	388,970
12,900	GlaxoSmithKline plc ADR	522,708
990	Heska Corporation[l]	108,445
58,390	Hologic, Inc.[l]	2,581,422
4,410	INC Research Holdings, Inc.[l]	242,550
7,522	Inogen, Inc.[l]	709,926
13,138	Intersect ENT, Inc.[l]	359,981
2,750	Intra-Cellular Therapies, Inc.[l]	31,817
9,689	Ironwood Pharmaceuticals, Inc.[l]	171,980
23,120	Johnson & Johnson	3,068,486
117	Le Noble Age SA	6,924
9,545	Magellan Health Services, Inc.[l]	711,580
40,120	Medtronic plc	3,368,876
27,200	Merck & Company, Inc.	1,737,536
2,315	Merck KGaA	254,028
2,202	Mettler-Toledo International, Inc.[l]	1,261,922
18,247	Mylan NVl	711,451
16,580	Myriad Genetics, Inc.[l]	402,397
6,642	National Healthcare Corporation	432,859
6,317	Neurocrine Biosciences, Inc.[l]	303,406
11,731	Nevro Corporation[l]	1,009,570
6,657	Novartis AG	567,028
3,944	Novo Nordisk AS	167,736
14,343	NuVasive, Inc.[l]	943,626
6,490	Omnicell, Inc.[l]	321,904
3,040	PerkinElmer, Inc.	200,123
7,890	Perrigo Company plc	591,119
88,100	Pfizer, Inc.	2,921,396
4,403	PharMerica Corporation[l]	110,735
2,380	Prothena Corporation plc[l]	146,989
6,263	Tactile Systems Technology, Inc.[l]	185,072
5,490	Teleflex, Inc.	1,137,638
10,563	Thermo Fisher Scientific, Inc.	1,854,123
7,927	Triple-S Management Corporation[l]	122,710
22,609	UnitedHealth Group, Inc.	4,336,632
2,500	Universal Health Services, Inc.	277,075
9,710	Veeva Systems, Inc.[l]	619,110
5,901	Vertex Pharmaceuticals, Inc.[l]	895,890
1,350	Waters Corporation[l]	234,144
1,330	West Pharmaceutical Services, Inc.	117,971
22,240	Wright Medical Group NVl	584,245
2,740	Zimmer Biomet Holdings, Inc.	332,417
26,830	Zoetis, Inc.	1,677,412

	Total	52,327,489

Industrials (3.1%)
29	A P Moller - Maersk AS, Class A	60,567
49	A P Moller - Maersk AS, Class B	106,959
5,450	ABM Industries, Inc.	243,179
7,348	Acco Brands Corporation[l]	85,604
2,787	Adecco SA	212,629
42,401	Advanced Disposal Services, Inc.[l]	1,025,256
10,365	AECOM[l]	330,644
27,009	Aegion Corporation[l]	646,595
7,075	AGCO Corporation	510,391
7,800	Allison Transmission Holdings, Inc.	294,840
16,879	AMETEK, Inc.	1,039,409
1,600	Asahi Glass Company, Ltd.	67,343
5,768	Astec Industries, Inc.	289,957
17,264	AZZ, Inc.	875,285
33,169	Babcock & Wilcox Enterprises, Inc.[l]	348,275
11,600	Barnes Group, Inc.	698,088
3,510	Boeing Company	851,035
3,675	Brink’s Company	287,201

Shares	Common Stock (21.3%)	Value
Industrials (3.1%) - continued
8,939	BWX Technologies, Inc.	$470,907
14,508	CBIZ, Inc.[l]	215,444
7,526	CIRCOR International, Inc.	376,752
14,000	CK Hutchison Holdings, Ltd.	184,228
5,830	Colfax Corporation[l]	240,662
25,232	Comfort Systems USA, Inc.	840,226
10,900	ComfortDelGro Corporation, Ltd	18,572
34,284	Costamare, Inc.	220,446
2,210	Crane Company	166,855
1,044	CSW Industrials, Inc.[l]	40,768
26,050	CSX Corporation	1,285,307
4,130	Cummins, Inc.	693,427
2,970	Curtiss-Wright Corporation	286,367
2,000	Dai Nippon Printing Company, Ltd.	22,060
9,790	Delta Air Lines, Inc.	483,234
1,308	Deutsche Lufthansa AG	28,089
13,930	Dover Corporation	1,170,120
5,607	Eaton Corporation plc	438,748
20,135	EMCOR Group, Inc.	1,359,113
4,920	Encore Wire Corporation	219,432
6,600	EnerSys	476,982
1,870	Equifax, Inc.	271,973
4,400	ESCO Technologies, Inc.	271,480
17,548	Federal Signal Corporation	324,638
3,357	Finning International, Inc.	67,557
13,366	Fortune Brands Home and Security, Inc.	877,745
4,762	Franklin Electric Company, Inc.	192,385
1,200	Fuji Machine Manufacturing Company, Ltd.	19,524
7,446	Gardner Denver Holdings, Inc.[l]	170,960
71,450	General Electric Company	1,829,834
3,010	Genesee & Wyoming, Inc.[l]	196,132
13,473	Gibraltar Industries, Inc.[l]	402,169
10,390	Granite Construction, Inc.	509,318
10,302	GWA Group, Ltd.	26,724
46,420	Harsco Corporation[l]	717,189
5,830	Healthcare Services Group, Inc.	304,618
6,585	Heico Corporation	529,236
2,670	Heidrick & Struggles International, Inc.	48,327
1,950	Herman Miller, Inc.	65,666
800	Hitachi Transport System, Ltd.	18,414
84	Hochtief AG	14,993
20,430	Honeywell International, Inc.	2,780,932
2,330	Hubbell, Inc.	276,781
2,250	Huntington Ingalls Industries, Inc.	463,748
1,094	Hyster-Yale Materials Handling, Inc.	77,521
5,093	ICF International, Inc.[l]	230,458
1,300	Inaba Denki Sangyo Company, Ltd.	51,204
7,230	Ingersoll-Rand plc	635,372
62,268	Interface, Inc.	1,179,979
5,010	International Seaways, Inc.[l]	114,278
17,100	ITOCHU Corporation	268,154
6,385	ITT Corporation	261,785
712	Jardine Matheson Holdings, Ltd.	45,433
5,120	JB Hunt Transport Services, Inc.	464,435
6,100	KAR Auction Services, Inc.	256,444
1,600	Kelly Services, Inc.	35,632
19,260	Kforce, Inc.	360,162
12,420	Kirby Corporation[l]	756,378
4,300	KITZ Corporation	38,478
1,272	KONE Oyj	66,255
1,063	Koninklijke Boskalis Westminster NV	38,020
3,360	Lincoln Electric Holdings, Inc.	293,194
1,810	Lindsay Corporation	165,923

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (21.3%)	Value
Industrials (3.1%) - continued
563	Loomis AB	$20,920
2,800	Marubeni Corporation	18,554
21,580	Masco Corporation	822,845
6,450	Masonite International Corporation[l]	500,843
775	McGrath Rentcorp	27,536
7,225	Meggitt plc	47,954
4,320	Meritor, Inc.[l]	74,650
4,013	Middleby Corporation[l]	524,419
2,500	MIRAIT Holdings Corporation	29,311
1,000	Mitsubishi Heavy Industries, Ltd.	3,976
2,000	Mitsuboshi Belting, Ltd.	22,880
2,526	Monadelphous Group, Ltd.	30,816
6,270	Moog, Inc.[l]	465,986
25,890	MRC Global, Inc.[l]	423,043
1,210	Mueller Industries, Inc.	38,115
15,368	MYR Group, Inc.[l]	488,856
4,009	National Express Group plc	19,270
23,765	Navigant Consulting, Inc.[l]	402,341
64,762	NCI Building Systems, Inc.[l]	1,165,716
2,000	Nippon Express Company, Ltd.	12,772
3,400	Nitto Kogyo Corporation	55,070
5,688	Norfolk Southern Corporation	640,355
1,208	Northgate plc	6,881
5,910	Old Dominion Freight Line, Inc.	566,828
9,874	On Assignment, Inc.[l]	486,295
8,056	Orbital ATK, Inc.	823,162
5,050	Orion Group Holdings, Inc.[l]	35,451
11,296	Oshkosh Corporation	777,843
2,329	Parker Hannifin Corporation	386,567
19,387	PGT Innovations, Inc.[l]	252,031
1,161	Philips Lighting NVd	44,123
4,586	Ply Gem Holdings, Inc.[l]	80,255
3,316	Proto Labs, Inc.[l]	245,052
3,770	Quanex Building Products Corporation	81,055
12,424	Radiant Logistics, Inc.[l]	53,796
4,910	Raven Industries, Inc.	168,904
10,338	Raytheon Company	1,775,758
1,040	Regal-Beloit Corporation	86,684
1,681	RELX NV	35,308
13,760	Rockwell Collins, Inc.	1,465,853
32	Rolls-Royce Holdings plc	375
6,369	Roper Industries, Inc.	1,480,538
2,000	Ryobi, Ltd.	9,458
18,580	Saia, Inc.[l]	1,009,823
1,800	Sanwa Holdings Corporation	19,492
274	Schindler Holding AG, Participation Certificate	59,092
94	SFS Group AGl	10,693
1,658	Siemens AG	224,993
961	Skanska AB	21,837
8,532	SKF AB	169,583
2,800	Smiths Group plc	56,714
21,600	Sojitz Corporation	54,412
46,936	Southwest Airlines Company	2,605,417
7,550	SP Plus Corporation[l]	246,885
524	Spirax-Sarco Engineering plc	38,458
11,869	SPX Corporation[l]	326,635
17,955	SPX FLOW, Inc.[l]	636,684
1,760	Stanley Black & Decker, Inc.	247,614
391	Sulzer, Ltd.	43,874
9,908	Team, Inc.[l]	142,180
2,700	Teijin, Ltd.	54,133
1,408	Tennant Company	106,374
5,050	Terex Corporation	198,819
1,300	Toppan Forms Company, Ltd.	13,517

Shares	Common Stock (21.3%)	Value
Industrials (3.1%) - continued
25,270	TPI Composites, Inc.[l]	$476,087
27,600	TransUnion[l]	1,264,908
27,324	TriMas Corporation[l]	665,339
1,338	Triton International, Ltd.	48,248
19,193	TrueBlue, Inc.[l]	490,381
11,240	United Continental Holdings, Inc.[l]	760,723
8,980	United Parcel Service, Inc.	990,404
9,396	United Rentals, Inc.[l]	1,117,748
3,300	United Technologies Corporation	391,281
12,101	Univar, Inc.[l]	375,615
2,595	Universal Forest Products, Inc.	217,591
12,300	Universal Truckload Services, Inc.	178,965
248	Valmont Industries, Inc.	37,870
6,946	Vectrus, Inc.[l]	236,233
2,244	Vinci SA	200,941
5,700	WABCO Holdings, Inc.[l]	784,149
11,237	WageWorks, Inc.[l]	732,652
24,942	Waste Connections, Inc.	1,620,731
1,655	Watsco, Inc.	249,524
11,100	Willdan Group, Inc.[l]	373,071
881	Wolseley plc	52,603
750	WSP Global, Inc.	30,445
7,226	Xylem, Inc.	409,931
2,815	YIT Oyj	23,905
600	Yuasa Trading Company, Ltd.	19,224

	Total	65,664,687

Information Technology (4.5%)
9,060	2U, Inc.[l]	468,855
25,300	Advanced Micro Devices, Inc.[l]	344,333
27,091	Agilent Technologies, Inc.	1,619,771
29,512	Akamai Technologies, Inc.[l]	1,391,196
6,000	Alliance Data Systems Corporation	1,448,580
1,649	Alphabet, Inc., Class Al	1,559,130
1,860	Alphabet, Inc., Class Cl	1,730,730
107	Alten SA	9,238
5,318	Ambarella, Inc.[l]	266,166
2,433	American Software, Inc.	23,600
17,899	Amphenol Corporation	1,371,421
4,226	Analog Devices, Inc.	333,896
18,324	Apple, Inc.	2,725,329
15,776	Applied Materials, Inc.	699,035
12,081	Arista Networks, Inc.[l]	1,803,573
35,351	Arrow Electronics, Inc.[l]	2,873,683
3,944	Aspen Technology, Inc.[l]	224,295
2,990	Atkore International Group, Inc.[l]	62,252
2,034	Autobytel, Inc.[l]	22,394
200	Azbil Corporation	7,900
3,840	Belden, Inc.	276,250
4,356	Benchmark Electronics, Inc.[l]	146,579
228	BKW FMB Energie	12,992
26,180	Booz Allen Hamilton Holding Corporation	897,974
26,129	Brooks Automation, Inc.	641,728
3,470	CA, Inc.	107,709
1,700	Canon, Inc.	59,144
2,575	Cap Gemini SA	280,338
1,080	Capital Power Corporation	21,318
8,490	Cavium, Inc.[l]	525,871
6,359	CDW Corporation	403,351
57,200	Ciena Corporation[l]	1,472,900
140,426	Cisco Systems, Inc.	4,416,398
2,901	Cognex Corporation	275,769
8,788	Cognizant Technology Solutions Corporation	609,184
1,560	CommerceHub, Inc.[l]	28,049

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (21.3%)	Value
Information Technology (4.5%) - continued
13,200	CommVault Systems, Inc.[l]	$786,060
11,122	Comtech Telecommunications Corporation	200,196
7,084	Conduent Incorporated[l]	116,957
10,827	CoreLogic, Inc.[l]	493,170
8,424	Criteo SA ADR[l]	426,254
2,444	Descartes Systems Group, Inc.[l]	61,344
21,730	Dolby Laboratories, Inc.	1,124,528
35,515	DST Systems, Inc.	1,949,774
27,147	eBay, Inc.[l]	969,962
17,998	Endurance International Group Holdings, Inc.[l]	166,482
4,300	Entegris, Inc.[l]	112,230
8,240	Envestnet, Inc.[l]	321,772
3,440	Euronet Worldwide, Inc.[l]	332,338
65,589	EVERTEC, Inc.	1,170,764
2,500	ExlService Holdings, Inc.[l]	143,875
28,360	Extreme Networks, Inc.[l]	249,284
12,610	Facebook, Inc.[l]	2,134,243
15,660	Fidelity National Information Services, Inc.	1,428,505
12,850	Finisar Corporation[l]	349,777
10,166	Fiserv, Inc.[l]	1,306,331
76,110	FLIR Systems, Inc.	2,840,425
1,116	Forrester Research, Inc.	45,533
25,618	Fortinet, Inc.[l]	945,560
3,900	FUJIFILM Holdings NPV	143,358
5,610	Global Payments, Inc.	529,416
16,389	Guidewire Software, Inc.[l]	1,182,630
24,190	HP, Inc.	462,029
3,926	IAC/InterActiveCorporation[l]	410,777
5,300	II-VI, Inc.[l]	201,930
27,118	Insight Enterprises, Inc.[l]	1,098,821
1,760	Integrated Device Technology, Inc.[l]	46,006
54,800	Intel Corporation	1,943,756
5,681	IXYS Corporation[l]	98,849
27,171	Keysight Technologies, Inc.[l]	1,130,042
6,800	Konica Minolta Holdings, Inc.	56,326
10,290	Lam Research Corporation	1,640,843
24,650	Liberty Tripadvisor Holdings, Inc.[l]	289,638
6,490	M/A-COM Technology Solutions Holdings, Inc.[l]	392,970
12,317	ManTech International Corporation	489,231
23,679	MasterCard, Inc.	3,026,176
4,830	Maxim Integrated Products, Inc.	219,475
12,621	Methode Electronics, Inc.	501,685
3,440	Microsemi Corporation[l]	179,155
52,331	Microsoft Corporation	3,804,464
3,521	Mitek Systems, Inc.[l]	33,450
3,750	Mobileye NVl	237,375
9,322	Monolithic Power Systems, Inc.	953,827
8,860	National Instruments Corporation	364,500
1,800	NEC Networks & System Integration Corporation	39,328
19,690	New Relic, Inc.[l]	924,642
7,067	Nice, Ltd. ADR	527,622
16,816	NRG Yield, Inc., Class A	306,556
2,151	NVIDIA Corporation	349,559
7,600	NXP Semiconductors NVl	838,508
21,440	ON Semiconductor Corporation[l]	320,528
72,141	Oracle Corporation	3,602,000
5,180	Paylocity Holding Corporation[l]	235,535
23,262	PayPal Holdings, Inc.[l]	1,361,990
5,513	Pegasystems, Inc.	333,261
17,999	Progress Software Corporation	576,148
15,095	Proofpoint, Inc.[l]	1,286,698

Shares	Common Stock (21.3%)	Value
Information Technology (4.5%) - continued
14,837	Q2 Holdings, Inc.[l]	$577,159
15,668	Red Hat, Inc.[l]	1,549,095
20,217	Rudolph Technologies, Inc.[l]	500,371
300	Ryosan Company, Ltd.	11,733
25,183	Salesforce.com, Inc.[l]	2,286,616
2,740	ScanSource, Inc.[l]	108,504
960	Seagate Technology plc	31,642
55,486	Sequans Communications SA ADR[l]	204,188
13,408	ServiceNow, Inc.[l]	1,480,914
710	Silicon Laboratories, Inc.[l]	53,321
517	SMA Solar Technology AG	18,749
530	Software AG	23,173
3,945	Sonus Networks, Inc.[l]	26,944
9,900	SS&C Technologies Holdings, Inc.	383,724
16,677	Synopsys, Inc.[l]	1,276,958
7,455	Teradyne, Inc.	257,868
12,470	Texas Instruments, Inc.	1,014,809
883	TiVo Corp	17,307
300	Tokyo Electron, Ltd.	42,191
18,952	Total System Services, Inc.	1,202,694
67,226	Travelport Worldwide, Ltd.	961,332
5,570	Trimble, Inc.[l]	208,485
20,200	Twitter, Inc.[l]	325,018
6,538	Tyler Technologies, Inc.[l]	1,123,294
1,578	Ultimate Software Group, Inc.[l]	356,170
2,824	VASCO Data Security International, Inc.[l]	38,124
3,527	Verint Systems, Inc.[l]	139,846
20,203	Virtusa Corporation[l]	669,729
16,150	Visa, Inc.	1,607,894
2,346	Western Digital Corporation	199,692
5,288	Xerox Corporation	162,183
12,690	Xilinx, Inc.	802,769
4,739	XO Group, Inc.[l]	86,629
40,133	Zix Corporation[l]	213,909

	Total	94,938,433

Materials (1.1%)
900	Adeka Corporation	13,816
8,699	American Vanguard Corporation	153,972
1,294	APERAM	62,892
51,031	Axalta Coating Systems, Ltd.[l]	1,607,477
2,383	Balchem Corporation	184,921
15,616	BHP Billiton, Ltd.	325,225
2,474	BillerudKorsnas AB	39,120
10,020	BlueScope Steel, Ltd.	105,556
27,585	Boise Cascade Company[l]	837,205
5,940	Celanese Corporation	571,250
14,700	CF Industries Holdings, Inc.	431,445
2,360	Chemours Company	112,360
28,953	Continental Building Products, Inc.[l]	636,966
21,367	Crown Holdings, Inc.[l]	1,270,696
7,400	Daicel Corporation	96,186
8,000	DOWA Holdings Company, Ltd.	64,587
13,423	Eastman Chemical Company	1,116,257
9,450	Ecolab, Inc.	1,244,282
4,463	Evonik Industries AG	151,998
31,498	Ferro Corporation[l]	606,022
11,628	Ferroglobe plc	148,606
18,780	Ferroglobe Representation & Warranty Insurance Trust[h],[l]	2
15,877	FMC Corporation	1,212,685
3,368	Granges AB	37,229
21,927	Graphic Packaging Holding Company	289,217
12,026	Innospec, Inc.	750,422
860	International Paper Company	47,283

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (21.3%)	Value
Materials (1.1%) - continued
1,400	JSR Corporation	$24,671
4,887	Kadant, Inc.	381,430
3,060	Koppers Holdings, Inc.[l]	111,078
2,509	Kraton Performance Polymers, Inc.[l]	93,335
6,500	Kuraray Company, Ltd.	126,369
3,700	Kyoei Steel, Ltd.	57,101
3,070	Martin Marietta Materials, Inc.	695,140
4,590	Materion Corporation	176,486
7,500	Mitsubishi Chemical Holdings Corporation	62,792
26,585	Myers Industries, Inc.	451,945
1,400	Neenah Paper, Inc.	111,860
200	Nippon Shokubai Company, Ltd.	13,084
21,180	Norsk Hydro ASA	136,665
7,350	Nucor Corporation	423,875
2,330	Nufarm, Ltd.	15,773
20,520	Nutanix, Inc.[l]	435,947
13,000	Oji Holdings Corporation	66,670
5,860	Olin Corporation	172,753
33,793	OMNOVA Solutions, Inc.[l]	317,654
1,022	Orora, Ltd.	2,257
52,930	Owens-Illinois, Inc.[l]	1,265,027
2,548	Packaging Corporation of America	278,955
3,150	PolyOne Corporation	115,227
31,310	Quantenna Communications, Inc.[l]	632,775
1,934	Quantum Corporationl	15,665
10,675	Rayonier Advanced Materials, Inc.	159,164
800	Rengo Company, Ltd.	4,541
583	Rio Tinto, Ltd.	30,733
10,570	RPM International, Inc.	548,266
23,940	Ryerson Holding Corporation[l]	207,081
5,780	Schnitzer Steel Industries, Inc.	149,124
8,620	Schweitzer-Mauduit International, Inc.	331,180
1,598	Scotts Miracle-Gro Company	153,392
2,740	Sensient Technologies Corporation	203,746
4,471	Silgan Holdings, Inc.	135,471
1,476	Solvay SA	211,630
17,009	Steel Dynamics, Inc.	602,289
400	Sumitomo Seika Chemicals Company, Ltd.	20,111
2,300	Toagosei Company, Ltd.	27,743
8,884	UPM-Kymmene Oyj	241,849
17,718	Verso Corporationl	84,692
1,490	W. R. Grace & Company	102,750
16,971	Westrock Company	974,475
600	Yamato Kogyo Company, Ltd.	16,818
3,567	Yara International ASA	141,775

	Total	22,649,041

Real Estate (0.8%)
2,340	American Assets Trust, Inc.	95,027
15,798	Ares Commercial Real Estate Corporation	202,214
62,378	Armada Hoffler Properties, Inc.	827,132
8,240	Ashford Hospitality Prime, Inc.	85,366
9,810	Bluerock Residential Growth REIT, Inc.	132,043
50,323	Brixmor Property Group, Inc.	985,828
2,950	Camden Property Trust	264,615
26,447	Cedar Realty Trust, Inc.	136,995
27,525	Chatham Lodging Trust	569,217
12,467	City Office REIT, Inc.	158,456
2,611	Cominar Real Estate Investment Trust	27,518
8,261	Cousins Properties, Inc.	75,919

Shares	Common Stock (21.3%)	Value
Real Estate (0.8%) - continued
4,880	CyrusOne, Inc.	$291,385
100	Daito Trust Construction Company, Ltd.	16,902
80,970	DDR Corporation	825,084
17,021	DEXUS Property Group	127,812
2,200	Digital Realty Trust, Inc.	253,748
8,240	Douglas Emmett, Inc.	315,262
14,100	Duke Realty Corporation	403,119
8,950	Equity Commonwealthl	282,641
1,710	Equity Lifestyle Properties, Inc.	149,283
14,220	Franklin Street Properties Corporation	150,305
10,250	General Growth Properties, Inc.	231,753
26,552	GEO Group, Inc.	779,301
4,595	H&R Real Estate Investment Trust	77,766
12,740	HFF, Inc.	467,813
13,190	Hospitality Properties Trust	383,301
14,007	Host Hotels & Resorts, Inc.	261,371
960	Hudson Pacific Properties, Inc.	31,411
19,000	Hysan Development Company, Ltd.	91,879
45,510	InfraREIT, Inc.[c]	1,023,520
11,796	Invitation Homes, Inc.	251,491
26,902	Liberty Property Trust	1,130,422
8,730	Mid-America Apartment Communities, Inc.	903,817
18,178	National Storage Affiliates Trust	417,367
29,332	New World Development Company, Ltd.	39,611
829	One Liberty Properties, Inc.	20,377
46,790	Outfront Media, Inc.	1,070,087
6,825	Pebblebrook Hotel Trust	229,798
5,300	Physicians Realty Trust	98,686
5,710	Ramco-Gershenson Properties Trust	80,454
4,180	RE/MAX Holdings, Inc.	243,067
2,300	Realogy Holdings Corporation	76,360
27,800	Retail Properties of America, Inc.	367,794
640	RMR Group, Inc.	31,264
6,000	Road King Infrastructure, Ltd.	7,893
930	Saul Centers, Inc.	55,019
7,324	SBA Communications Corporationl	1,007,416
28,220	Stockland	94,883
4,000	Sun Hung Kai Properties, Ltd.	61,889
6,290	Terreno Realty Corporation	217,760
14,540	UDR, Inc.	568,369
14,521	Urstadt Biddle Properties, Inc.	304,070
3,000	Wheelock and Company, Ltd.	22,606
14,000	Wing Tai Holdings, Ltd.	21,068
7,603	Xenia Hotels & Resorts, Inc.	154,493

	Total	17,200,047

Telecommunications Services (0.1%)
17,940	AT&T, Inc.	699,660
2,716	Freenet AG	91,678
9,957	Inmarsat plc	101,902
42,345	KCOM Group plc	51,261
4,000	Nippon Telegraph & Telephone Corporation	195,753
49,807	PCCW, Ltd.	28,010
1,553	Proximus SA	54,610
940	Spok Holdings, Inc.	15,416
5,359	TDC AS	33,068
4,500	Telefonica Deutschland Holding AG	23,246
2,844	Telenor ASA	56,776
23,112	Verizon Communications, Inc.	1,118,621

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (21.3%)	Value
Telecommunications Services (0.1%) - continued
57,080	Vonage Holdings Corporation[l]	$377,299

	Total	2,847,300

Utilities (0.5%)
25,000	AES Corporation	279,500
1,200	Alliant Energy Corporation	48,636
7,900	American States Water Company	390,655
7,082	Artesian Resources Corporation	275,419
964	ATCO, Ltd.	35,885
910	Canadian Utilities, Ltd.	28,882
51,213	Centrica plc	134,161
6,300	Chubu Electric Power Company, Inc.	82,782
26,843	CMS Energy Corporation	1,241,220
719	Connecticut Water Service, Inc.	40,969
5,560	Consolidated Water Company, Ltd.	71,724
1,100	Electric Power Development Company, Ltd.	27,871
33,079	Electricidade de Portugal SA	117,445
141	Elia System Operator SA	8,269
2,254	Endesa SA	53,360
4,476	Eversource Energy	272,096
3,410	MDU Resources Group, Inc.	89,853
4,255	Middlesex Water Company	166,966
2,570	New Jersey Resources Corporation	108,325
8,210	NorthWestern Corporation	474,456
9,810	NRG Energy, Inc.	241,522
5,160	NRG Yield, Inc., Class C	95,976
71,182	OGE Energy Corporation	2,552,587
30,000	Osaka Gas Company, Ltd.	120,154
24,970	PG&E Corporation	1,690,219
4,360	PNM Resources, Inc.	173,746
1,950	Portland General Electric Company	87,146
6,550	Public Service Enterprise Group, Inc.	294,553
11,789	Redes Energeticas Nacionais SGPS SA	38,202
1,680	Southwest Gas Holdings, Inc.	134,568
336	Unitil Corporation	17,052
3,774	Vectren Corporation	226,855
736	Verbund AG	14,559

	Total	9,635,613

	Total Common Stock (cost $377,797,985)	452,901,902

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
2,253	Henkel AG & Company KGaA, 1.470%	319,132

	Total	319,132

Energy (<0.1%)
1,443	Alpha Natural Resources, Inc., 0.000%[l]	24,531
1,443	ANR Holdings, Inc., 0.000%[l]	5,772

	Total	30,303

	Total Preferred Stock (cost $310,667)	349,435

Shares	Collateral Held for Securities Loaned (0.2%)	Value
4,365,193	Thrivent Cash Management Trust	4,365,193

	Total Collateral Held for Securities Loaned (cost $4,365,193)	4,365,193

Shares or Principal Amount	Short-Term Investments (15.6%)[m]	Value
	Federal Home Loan Bank Discount Notes
6,300,000	1.030%, 8/11/2017[n]	$6,298,248
400,000	0.980%, 8/23/2017[n]	399,756
1,100,000	1.030%, 8/30/2017[n]	1,099,113
4,700,000	1.024%, 9/13/2017[n]	4,694,332
	Thrivent Core Short-Term Reserve Fund
31,822,589	1.280%	318,225,895
	U.S. Treasury Bills
100,000	0.853%, 8/3/2017	99,995
700,000	0.958%, 9/7/2017	699,304

	Total Short-Term Investments (cost $331,516,498)	331,516,643

	Total Investments (cost $2,003,591,213) 108.6%	$2,312,647,318

	Other Assets and Liabilities, Net (8.6%)	(183,598,653)

	Total Net Assets 100.0%	$2,129,048,665

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2017, the value of these investments was $54,214,099 or 2.5% of total net assets.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2017.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2017.
g	All or a portion of the security is on loan.
h	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
k	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderate Allocation Fund as of July 31, 2017 was $19,825,551 or 0.9% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2017.

Security	Acquisition Date	Cost
ALM Loan Funding CLO, 10/17/2026	4/28/2017	$675,000
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	259,257
Apidos CLO XVIII, 7/22/2026	4/4/2017	650,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	210,000
Betony CLO, Ltd., 4/15/2027	11/17/2016	190,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	210,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	475,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	200,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	186,878
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	200,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	456,489
Digicel, Ltd., 4/15/2021	8/18/2014	745,343
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	602,505
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	250,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	32,500
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	650,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	250,000
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	598,500
Limerock CLO III, LLC, 10/20/2026	1/30/2017	650,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	725,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	650,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	673,252
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	278,667
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	983,292
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	425,000
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	180,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	675,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	675,000
OHA Loan Funding, LLC, 10/20/2026	3/9/2017	650,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	210,000
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	490,000
Shackleton, Ltd., 4/15/2027	12/16/2016	675,000
Stanwich Mortgage Loan Company, LLC, 3/16/2022	4/6/2017	722,487
Sunset Mortgage Loan Company, LLC, 6/16/2047	6/15/2017	1,092,899

Security	Acquisition Date	Cost
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	$482,820
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	93,557
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	650,000
Verus Securitization Trust, 7/25/2047	7/24/2017	999,938
Verus Securitization Trust, 1/25/2047	2/16/2017	743,094
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	209,685

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of July 31, 2017:

Securities Lending Transactions

Taxable Debt Security	$4,206,408

Total lending	$4,206,408
Gross amount payable upon return of collateral for securities loaned	$4,365,193

Net amounts due to counterparty	$158,785

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$321,936,794
Gross unrealized depreciation	(12,880,689)

Net unrealized appreciation (depreciation)	$309,056,105
Cost for federal income tax purposes	$2,003,591,213

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,206,132	–	1,801,548	404,584
Capital Goods	2,538,732	–	2,538,732	–
Communications Services	10,396,889	–	10,241,008	155,881
Consumer Cyclical	5,523,636	–	4,299,861	1,223,775
Consumer Non-Cyclical	5,548,969	–	5,548,969	–
Energy	1,814,932	–	1,814,932	–
Financials	2,475,929	–	2,475,929	–
Technology	2,403,817	–	2,403,817	–
Transportation	1,448,221	–	731,434	716,787
Utilities	1,550,888	–	1,550,888	–
Registered Investment Companies
Affiliated Equity Holdings	597,723,293	597,723,293	–	–
Affiliated Fixed Income Holdings	209,043,006	209,043,006	–	–
Fixed Income Funds/Exchange Traded Funds	27,472,823	27,472,823	–	–
Equity Funds/Exchange Traded Funds	11,600,735	11,600,735	–	–
Long-Term Fixed Income
Asset-Backed Securities	28,031,512	–	28,031,512	–
Basic Materials	8,381,110	–	7,991,508	389,602
Capital Goods	10,978,839	–	10,978,839	–
Collateralized Mortgage Obligations	16,726,349	–	15,726,349	1,000,000
Commercial Mortgage-Backed Securities	18,436,352	–	18,436,352	–
Communications Services	26,211,406	–	26,211,406	–
Consumer Cyclical	15,726,031	–	15,726,031	–
Consumer Non-Cyclical	27,763,590	–	27,763,590	–
Energy	23,887,829	–	23,887,829	–
Financials	63,778,367	–	63,778,367	–
Foreign Government	2,656,135	–	2,656,135	–
Mortgage-Backed Securities	184,302,600	–	184,302,600	–
Technology	13,310,402	–	13,155,652	154,750
Transportation	3,906,710	–	3,906,710	–
U.S. Government and Agencies	179,488,887	–	179,488,887	–
Utilities	18,180,024	–	18,180,024	–
Common Stock
Consumer Discretionary	55,884,457	53,839,161	2,045,296	–
Consumer Staples	15,116,659	14,400,294	716,365	–
Energy	17,876,077	16,416,139	1,459,938	–
Financials	98,762,099	94,801,458	3,960,641	–
Health Care	52,327,489	51,254,717	1,072,772	–
Industrials	65,664,687	62,857,900	2,806,787	–
Information Technology	94,938,433	94,212,645	725,788	–
Materials	22,649,041	20,551,848	2,097,191	2
Real Estate	17,200,047	16,610,220	589,827	–
Telecommunications Services	2,847,300	2,210,996	636,304	–
Utilities	9,635,613	8,974,043	661,570	–
Preferred Stock
Consumer Staples	319,132	–	319,132	–
Energy	30,303	–	30,303	–
Short-Term Investments	13,290,748	–	13,290,748	–
Subtotal Investments in Securities	$1,990,056,230	$1,281,969,278	$704,041,571	$4,045,381

Other Investments *	Total
Short-Term Investments	318,225,895
Collateral Held for Securities Loaned	4,365,193
Subtotal Other Investments	$322,591,088
Total Investments at Value	$2,312,647,318

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	6,440,060	6,440,060	–	–
Total Asset Derivatives	$6,440,060	$6,440,060	$–	$–

Liability Derivatives
Futures Contracts	1,136,825	1,136,825	–	–
Total Liability Derivatives	$1,136,825	$1,136,825	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Moderate Allocation Fund’s futures contracts held as of July 31, 2017. Investments and/or cash totaling $11,491,727 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(217)	September 2017	($46,926,636)	($46,946,594)	($19,958)
5-Yr. U.S. Treasury Bond Futures	126	September 2017	14,881,187	14,886,703	5,516
10-Yr. U.S. Treasury Bond Futures	(5)	September 2017	(628,343)	(629,453)	(1,110)
20-Yr. U.S. Treasury Bond Futures	221	September 2017	33,711,851	33,806,094	94,243
CME Ultra Long Term U.S. Treasury Bond	(42)	September 2017	(6,835,689)	(6,908,999)	(73,310)
ICE mini MSCI EAFE Index	1,860	September 2017	176,105,395	180,317,701	4,212,306
ICE US mini MSCI Emerging Markets Index	139	September 2017	7,019,374	7,398,275	378,901
NYBOT NYF mini Russell 2000 Index	(1,214)	September 2017	(86,058,038)	(86,461,080)	(403,042)
S&P 400 Index Mini-Futures	(655)	September 2017	(114,627,494)	(115,266,899)	(639,405)
S&P 500 Index Futures	168	September 2017	101,906,906	103,656,000	1,749,094
Total Futures Contracts					$5,303,235

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at July 31, 2017	Value July 31, 2017	Income Earned November 1, 2016 - July 31, 2017
Small Cap Stock	$22,015,655	$1,023,490	$–	1,108,903	$27,622,785	$109,574
Mid Cap Stock	79,441,957	3,603,591	–	3,447,946	95,646,024	334,825
Partner Worldwide Allocation	110,849,059	2,568,707	–	11,690,111	128,591,217	2,568,707
Large Cap Growth	109,077,260	595,132	–	12,198,433	129,669,338	–
Large Cap Value	144,258,964	7,194,934	–	7,718,917	169,275,857	2,391,686
Large Cap Stock	39,714,901	1,736,347	–	1,656,712	46,918,072	619,391
High Yield	33,618,643	1,423,387	–	7,357,069	36,049,639	1,442,183
Income	107,291,277	2,860,014	–	11,913,416	110,079,963	2,705,199
Limited Maturity Bond	61,985,059	876,010	–	5,037,102	62,913,404	876,694
Cash Management Trust- Collateral Investment	3,757,689	66,327,326	65,719,822	4,365,193	4,365,193	41,364
Core Short-Term Reserve	286,689,526	323,795,108	292,258,739	31,822,589	318,225,895	2,582,463
Total Value and Income Earned	$998,699,990				$1,129,357,387	$13,672,086

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Bank Loans (2.5%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$144,637	5.234%, 3/7/2024	$145,759
	Chemours Company, Term Loan
195,303	3.730%, 5/12/2022	196,605
	Contura Energy, Inc., Term Loan
257,712	6.260%, 3/17/2024	249,337
	Ineos Finance, LLC, Term Loan
347,926	4.007%, 3/31/2022	349,728
	Tronox Pigments BV, Term Loan
353,079	4.796%, 3/19/2020	355,600

	Total	1,297,029

Capital Goods (0.2%)
	Advanced Disposal Services, Inc., Term Loan
171,208	3.944%, 11/10/2023	172,520
	Berry Plastics Corporation, Term Loan
210,000	3.474%, 2/8/2020	210,831
80,000	3.474%, 1/6/2021	80,209
274,312	3.724%, 1/19/2024	275,341
	Cortes NP Intermediate Holding II Corporation, Term Loan
500,000	5.234%, 11/30/2023	504,375
	Sterigenics-Nordion Holdings, LLC, Term Loan
344,138	4.234%, 5/15/2022	343,993

	Total	1,587,269

Communications Services (0.7%)
	Beasley Broadcast Group, Inc., Term Loan
128,679	7.234%, 11/1/2023	129,966
	Cengage Learning Acquisitions, Term Loan
375,855	5.474%, 6/7/2023	354,668
	Charter Communications Operating, LLC, Term Loan
149,223	3.240%, 7/1/2020	150,006
149,223	3.240%, 1/3/2021	150,011
	Coral-US Co-Borrower, LLC, Term Loan
415,000	4.734%, 11/19/2024	415,116
	Hargray Merger Subsidiary Corporation, Term Loan
105,000	4.234%, 3/24/2024	105,263
	Intelsat Jackson Holdings SA, Term Loan
96,057	4.000%, 6/30/2019	95,736
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
455,000	4.804%, 1/7/2022	449,504
65,000	8.054%, 7/7/2023	64,675
	LTS Buyer, LLC, Term Loan
332,753	4.546%, 4/13/2020	333,917
	McGraw-Hill Global Education Holdings, LLC, Term Loan
506,471	5.234%, 5/4/2022	499,426
	Mediacom Illinois, LLC, Term Loan
134,663	3.450%, 2/15/2024	135,336
	NEP/NCP Holdco, Inc., Term Loan
339,126	4.484%, 7/21/2022	338,278
22,687	8.224%, 1/23/2023	22,971
	New LightSquared, Term Loan
76,888	19.939%, 12/7/2020	74,485

Principal Amount	Bank Loans (2.5%)[a]	Value
Communications Services (0.7%) - continued
	Sable International Finance, Ltd., Term Loan
$225,000	0.000%, 1/31/2025[b,c]	$225,063
	SFR Group SA, Term Loan
119,700	4.061%, 6/22/2025	119,401
	Sprint Communications, Inc., Term Loan
538,650	3.750%, 2/2/2024	540,401
	Syniverse Holdings, Inc., Term Loan
275,434	4.296%, 4/23/2019	264,417
	TNS, Inc., Term Loan
156,407	5.240%, 2/15/2020	157,189
	Univision Communications, Inc., Term Loan
366,404	3.984%, 3/15/2024	364,927
	Virgin Media Bristol, LLC, Term Loan
300,000	3.976%, 1/31/2025	301,464
	WideOpenWest Finance, LLC, Term Loan
425,000	4.476%, 8/6/2023	424,932

	Total	5,717,152

Consumer Cyclical (0.4%)
	Amaya Holdings BV, Term Loan
509,308	4.796%, 8/1/2021	511,411
	Burlington Coat Factory Warehouse Corporation, Term Loan
291,883	3.980%, 7/29/2021	293,161
	Ceridian HCM Holding, Inc., Term Loan
113,221	4.734%, 9/15/2020	113,221
	Four Seasons Hotels, Ltd., Term Loan
239,398	3.734%, 11/30/2023	241,268
	Golden Nugget, Inc., Term Loan
151,159	4.710%, 11/21/2019	152,388
	Golden Nugget, Inc., Term Loan Delayed Draw
64,782	4.680%, 11/21/2019	65,309
	IMG Worldwide, Inc., Term Loan
96,667	8.484%, 5/6/2022	97,875
	KAR Auction Services, Inc., Term Loan
129,818	3.813%, 3/9/2023	130,575
	Mohegan Tribal Gaming Authority, Term Loan
333,475	5.234%, 10/13/2023[b,c]	337,296
	Scientific Games International, Inc., Term Loan
628,425	5.233%, 10/1/2021	629,016
600,000	0.000%, 8/14/2024[b,c]	600,750

	Total	3,172,270

Consumer Non-Cyclical (0.4%)
	Air Medical Group Holdings, Inc., Term Loan
615,000	5.228%, 4/28/2022	610,775
	Albertson’s, LLC, Term Loan
199,530	4.293%, 12/21/2022	199,191
289,345	4.251%, 6/22/2023	288,943
	CHS/Community Health Systems, Inc., Term Loan
312,310	4.213%, 1/27/2021	311,704
	Endo Luxembourg Finance Company I SARL., Term Loan
185,000	5.500%, 4/27/2024	187,775

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Bank Loans (2.5%)[a]	Value
Consumer Non-Cyclical (0.4%) - continued
	JBS USA LUX SA, Term Loan
$498,750	3.804%, 10/30/2022[b,c]	$494,231
	Ortho-Clinical Diagnostics, Inc., Term Loan
373,856	5.046%, 6/30/2021	375,138
	Revlon Consumer Products Corporation, Term Loan
203,662	4.734%, 9/7/2023	183,691
	Valeant Pharmaceuticals International, Inc., Term Loan
690,635	5.980%, 4/1/2022	703,425

	Total	3,354,873

Energy (0.1%)
	Energy Solutions, LLC, Term Loan
131,175	6.990%, 5/29/2020	132,487
	Expro Holdings UK 2, Ltd., Term Loan
145,875	5.960%, 9/2/2021	104,822
	Houston Fuel Oil Terminal, LLC, Term Loan
336,253	4.800%, 8/19/2021	335,412
	McJunkin Red Man Corporation, Term Loan
148,843	5.234%, 11/9/2019	149,959
	MEG Energy Corporation, Term Loan
149,625	4.733%, 12/31/2023	148,784
	Pacific Drilling SA, Term Loan
196,800	4.750%, 6/3/2018	73,963

	Total	945,427

Financials (0.2%)
	ASP AMC Merger Sub, Inc., Term Loan
388,459	4.796%, 4/13/2024	387,002
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
210,000	3.478%, 9/20/2020	209,912
	Digicel International Finance, Ltd., Term Loan
130,000	4.940%, 5/10/2024	131,527
	DJO Finance, LLC, Term Loan
240,100	4.481%, 6/7/2020	239,051
	MoneyGram International, Inc., Term Loan
316,628	4.546%, 3/28/2020	316,495
	TransUnion, LLC, Term Loan
179,076	3.734%, 4/9/2023	179,341

	Total	1,463,328

Technology (0.2%)
	Accudyne Industries, LLC, Term Loan
27,139	4.234%, 12/13/2019	27,129
	Harland Clarke Holdings Corporation, Term Loan
255,645	7.296%, 12/31/2021	257,690
55,913	6.796%, 2/9/2022	56,151
	Micron Technologies, Inc., Term Loan
99,748	3.800%, 4/26/2022	100,606
	ON Semiconductor Corporation, Term Loan
79,627	3.484%, 3/31/2023	79,906
	Rackspace Hosting, Inc., Term Loan
270,000	4.172%, 11/3/2023	271,620

Principal Amount	Bank Loans (2.5%)[a]	Value
Technology (0.2%) - continued
	Western Digital Corporation, Term Loan
$432,825	3.983%, 4/29/2023	$435,712
	Xerox Business Services, LLC, Term Loan
244,386	5.234%, 12/7/2023	247,196

	Total	1,476,010

Transportation (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
445,000	5.734%, 5/18/2023	446,112
	OSG Bulk Ships, Inc., Term Loan
189,839	5.430%, 8/5/2019	180,110
	XPO Logistics, Inc., Term Loan
370,000	3.554%, 10/30/2021	371,214

	Total	997,436

Utilities (0.1%)
	Calpine Corporation, Term Loan
396,962	4.050%, 1/15/2024	398,288
	Energy Solutions, LLC, Term Loan
105,000	0.000%, 5/29/2020[b,c]	106,050
	HD Supply Waterworks, Term Loan
120,000	0.000%, 7/21/2024[b,c]	120,713
	Intergen NV, Term Loan
162,385	5.800%, 6/13/2020	162,385
	Talen Energy Supply, LLC, Term Loan
144,538	5.234%, 7/6/2023	139,660

	Total	927,096

	Total Bank Loans (cost $21,035,660)	20,937,890

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Asset-Backed Securities (2.5%)
	Access Group, Inc.
191,780	1.732%, 2/25/2036, Ser. 2013-1, Class Ad,e	190,515
	ALM Loan Funding CLO
425,000	2.444%, 10/17/2026, Ser. 2014-11A, Class A1R*,e	424,997
	AMSR Trust
450,000	2.626%, 11/17/2033, Ser. 2016-SFR1, Class Ad,e	452,760
	Apidos CLO XVIII
400,000	2.433%, 7/22/2026, Ser. 2014-18A, Class A1R*,e	399,999
	Babson CLO, Ltd.
170,000	2.454%, 10/17/2026, Ser. 2014-IIA, Class AR*,e	170,006
	Betony CLO, Ltd.
150,000	2.654%, 4/15/2027, Ser. 2015-1A, Class AR*,e	150,368
	Birchwood Park CLO, Ltd.
170,000	2.484%, 7/15/2026, Ser. 2014-1A, Class AR*,e	170,286
	BlueMountain CLO, Ltd.
300,000	2.444%, 10/15/2026, Ser. 2014-3A, Class A1R*,e	299,999
	Carlyle Global Market Strategies CLO, Ltd.
175,000	2.504%, 10/15/2026, Ser. 2014-4A, Class A1R*,e	175,294

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Asset-Backed Securities (2.5%) - continued
	Cent CLO 16, LP
$151,282	2.420%, 8/1/2024, Ser. 2012- 16A, Class A1AR*,e	$151,343
	Cent CLO 22, Ltd.
175,000	2.589%, 11/7/2026, Ser. 2014-22A, Class A1R*,e	175,166
	Chesapeake Funding II, LLC
323,648	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[d]	323,275
	Commonbond Student Loan Trust
358,912	2.730%, 10/25/2040, Ser. 2016-B, Class A1[d]	358,936
	DRB Prime Student Loan Trust
560,179	3.200%, 1/25/2040, Ser. 2015-D, Class A2*	569,948
	Dryden 34 Senior Loan Fund CLO
170,000	2.464%, 10/15/2026, Ser. 2014-34A, Class AR*,e	170,281
	Earnest Student Loan Program, LLC
544,649	3.020%, 5/25/2034, Ser. 2016-B, Class A2[d]	549,386
	Edlinc Student Loan Funding Trust
129,216	4.190%, 10/1/2025, Ser. 2012-A, Class AT*,e	131,540
	Galaxy XX CLO, Ltd.
550,000	2.757%, 7/20/2027, Ser. 2015-20A, Class A*,e	550,243
	GoldenTree Loan Opportunities IX, Ltd.
250,000	2.681%, 10/29/2026, Ser. 2014-9A, Class AR*,e	250,643
	Golub Capital Partners CLO 23M, Ltd.
500,000	2.656%, 5/5/2027, Ser. 2015- 23A, Class A1*,e	500,883
	Limerock CLO III, LLC
500,000	2.507%, 10/20/2026, Ser. 2014-3A, Class A1R*,e	500,085
	Madison Park Funding XIV, Ltd.
450,000	2.427%, 7/20/2026, Ser. 2014-14A, Class A1R*,e	451,289
	Magnetite XII, Ltd.
525,000	2.634%, 4/15/2027, Ser. 2015-12A, Class AR*,e	527,751
	Marlette Funding Trust
700,000	2.390%, 7/15/2024, Ser. 2017-2A, Class Ad	700,875
	Morgan Stanley Bank of America Merrill Lynch Trust
675,000	3.176%, 8/15/2045, Ser. 2012-C5, Class A4	697,747
675,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	688,835
	Morgan Stanley Capital, Inc.
611,657	1.382%, 2/25/2037, Ser. 2007-NC2, Class A2FPe	359,659
	Mountain View CLO, Ltd.
525,000	2.764%, 7/15/2027, Ser. 2015-9A, Class A1A*,e	525,351
	Murray Hill Marketplace Trust
173,398	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	174,190
	Neuberger Berman CLO XIV, Ltd.
250,000	2.564%, 1/28/2030, Ser. 2013-14A, Class AR*,e	250,000

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Asset-Backed Securities (2.5%) - continued
	Neuberger Berman CLO, Ltd.
$110,000	2.493%, 4/22/2029, Ser. 2014-17A, Class AR*,e	$110,000
	NZCG Funding CLO, Ltd.
525,000	2.867%, 4/27/2027, Ser. 2015-2A, Class A1*,e	525,215
	Octagon Investment Partners XX, Ltd.
425,000	2.311%, 8/12/2026, Ser. 2014-1A, Class AR*,e	426,659
	OHA Loan Funding, LLC
500,000	2.457%, 10/20/2026, Ser. 2014-1A, Class A1R*,e	500,020
	OneMain Financial Issuance Trust
325,000	4.100%, 3/20/2028, Ser. 2016-2A, Class Ad	331,595
	OZLM VIII, Ltd.
170,000	2.434%, 10/17/2026, Ser. 2014-8A, Class A1AR*,e	169,999
	Race Point IX CLO, Ltd.
400,000	2.814%, 4/15/2027, Ser. 2015-9A, Class A1*,e	400,505
	Renaissance Home Equity Loan Trust
1,613,289	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[f]	1,203,467
	Shackleton, Ltd.
525,000	2.674%, 4/15/2027, Ser. 2015-7A, Class AR*,e	525,019
	SLM Student Loan Trust
234,882	1.632%, 3/25/2025, Ser. 2010-1, Class Ae	232,298
190,991	1.752%, 3/25/2026, Ser. 2011-1, Class A1[e]	191,466
282,626	2.276%, 5/17/2027, Ser. 2013-A, Class A2Bd,e	284,391
	SoFi Consumer Loan Program, LLC
673,588	3.260%, 8/25/2025, Ser. 2016-1, Class Ad	686,292
485,556	3.050%, 12/26/2025, Ser. 2016-3, Class Ad	491,148
	SoFi Professional Loan Program, LLC
179,168	2.420%, 3/25/2030, Ser. 2015-A, Class A2[d]	179,737
500,000	2.490%, 1/25/2036, Ser. 2016-E, Class A2Bd	501,050
	Stanwich Mortgage Loan Company, LLC
426,924	3.598%, 3/16/2022, Ser. 2017-NPA1, Class A1*,f	428,024
	Symphony CLO VIII, Ltd.
75,736	2.404%, 1/9/2023, Ser. 2012- 8A, Class AR*,e	75,783
	Symphony CLO XV, Ltd.
500,000	2.484%, 10/17/2026, Ser. 2014-15A, Class AR*,e	501,234
	Vericrest Opportunity Loan Transferee
533,376	3.500%, 10/25/2046, Ser. 2016-NP11, Class A1[d,f]	533,825
880,409	3.625%, 11/26/2046, Ser. 2016-NP12, Class A1[d,f]	883,830
263,281	3.875%, 12/26/2046, Ser. 2016-NP13, Class A1[d,f]	264,875
	Verizon Owner Trust
125,000	2.060%, 9/20/2021, Ser. 2017-1A, Class Ad	125,519

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Asset-Backed Securities (2.5%) - continued
	Voya CLO 3, Ltd.
$170,000	2.734%, 7/25/2026, Ser. 2014-3A, Class A1*,e	$170,141

	Total	20,783,742

Basic Materials (0.5%)
	Alcoa Nederland Holding BV
255,000	6.750%, 9/30/2024[d]	281,137
	Anglo American Capital plc
300,000	4.875%, 5/14/2025[d]	320,250
	Anglo American plc
300,000	3.625%, 5/14/2020[d]	307,500
	ArcelorMittal SA
310,000	6.000%, 3/1/2021	339,450
	BWAY Holding Company
265,000	5.500%, 4/15/2024[d]	277,919
	CF Industries, Inc.
450,000	3.450%, 6/1/2023[g]	426,375
	First Quantum Minerals, Ltd.
180,000	7.500%, 4/1/2025[d]	184,770
	Georgia-Pacific, LLC
110,000	2.539%, 11/15/2019[d]	111,338
	Glencore Finance Canada, Ltd.
80,000	6.000%, 11/15/2041[d]	92,498
	Glencore Funding, LLC
80,000	2.364%, 4/16/2018[d,e]	80,184
80,000	4.125%, 5/30/2023[d]	83,325
110,000	4.000%, 3/27/2027[d]	110,652
	International Paper Company
222,000	4.350%, 8/15/2048[c,h]	221,774
	Kinross Gold Corporation
160,000	5.950%, 3/15/2024	174,400
165,000	4.500%, 7/15/2027[d]	164,381
	Novelis Corporation
105,000	5.875%, 9/30/2026[d]	110,512
	Olin Corporation
315,000	5.125%, 9/15/2027	330,652
	Sherwin-Williams Company
180,000	3.125%, 6/1/2024	182,603
	Vale Overseas, Ltd.
100,000	5.875%, 6/10/2021	109,125
120,000	6.250%, 8/10/2026	133,380
125,000	6.875%, 11/10/2039	139,220
	Westlake Chemical Corporation
160,000	3.600%, 8/15/2026	160,833

	Total	4,342,278

Capital Goods (0.7%)
	AECOM
380,000	5.875%, 10/15/2024	414,675
	Bombardier, Inc.
325,000	7.500%, 3/15/2025[d]	344,500
	Building Materials Corporation of America
190,000	6.000%, 10/15/2025[d]	203,775
	Cemex Finance, LLC
370,000	9.375%, 10/12/2022[d]	392,940
	Cintas Corporation No. 2
125,000	3.700%, 4/1/2027	130,760
	CNH Industrial Capital, LLC
345,000	4.375%, 11/6/2020	360,956
	Crown Americas Capital Corporation IV
310,000	4.500%, 1/15/2023	327,825

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Capital Goods (0.7%) - continued
	General Electric Company
$251,000	5.000%, 1/21/2021[i]	$264,627
	L3 Technologies, Inc.
184,000	3.950%, 5/28/2024	191,763
	Lockheed Martin Corporation
70,000	2.500%, 11/23/2020	71,246
160,000	3.600%, 3/1/2035	157,738
184,000	4.500%, 5/15/2036	202,128
40,000	6.150%, 9/1/2036	52,075
	Northrop Grumman Corporation
300,000	3.850%, 4/15/2045	296,304
	Owens-Brockway Glass Container, Inc.
395,000	5.000%, 1/15/2022[d]	417,464
	Pentair Finance SA
275,000	2.900%, 9/15/2018	277,626
	Republic Services, Inc.
125,000	2.900%, 7/1/2026	122,798
	Reynolds Group Issuer, Inc.
305,000	5.125%, 7/15/2023[d]	321,013
	Roper Industries, Inc.
241,000	2.050%, 10/1/2018	241,845
	Roper Technologies, Inc.
120,000	2.800%, 12/15/2021	121,326
	Siemens Financieringsmaatschappij NV
350,000	4.200%, 3/16/2047[d]	373,235
	Standard Industries, Inc.
295,000	5.500%, 2/15/2023[d]	311,225
	Textron, Inc.
135,000	5.600%, 12/1/2017	136,737
125,000	7.250%, 10/1/2019	138,501
	United Rentals North America, Inc.
260,000	5.500%, 7/15/2025	274,300
	United Technologies Corporation
220,000	4.050%, 5/4/2047	226,747
	Waste Management, Inc.
55,000	3.125%, 3/1/2025	55,917

	Total	6,430,046

Collateralized Mortgage Obligations (1.2%)
	Alternative Loan Trust
248,538	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	209,134
	Angel Oak Mortgage Trust I, LLC
162,322	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	162,918
	Bayview Opportunity Master Fund Trust
372,064	4.000%, 6/28/2054, Ser. 2017-SPL2, Class Ad	389,088
585,127	4.000%, 10/28/2064, Ser. 2017-SPL1, Class Ad	611,981
	Citigroup Mortgage Loan Trust, Inc.
170,510	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	168,550
	CitiMortgage Alternative Loan Trust
539,425	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	469,971
	COLT Mortgage Loan Trust
273,666	2.800%, 12/26/2046, Ser. 2016-3, Class A1*	273,800
	Countrywide Alternative Loan Trust
324,915	3.042%, 10/25/2035, Ser. 2005-43, Class 4A1	274,883

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Collateralized Mortgage Obligations (1.2%) - continued
$212,980	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	$143,539
105,586	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	101,503
664,527	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	551,615
624,548	7.000%, 10/25/2037, Ser. 2007-24, Class A10	354,500
	Countrywide Home Loans, Inc.
186,480	5.750%, 4/25/2037, Ser. 2007-3, Class A27	157,413
	Deutsche Alt-A Securities Mortgage Loan Trust
149,319	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	134,533
	Federal Home Loan Mortgage Corporation
977,901	3.000%, 4/15/2028, Ser. 4193, Class AIj	88,149
854,567	3.000%, 2/15/2033, Ser. 4170, Class IGj	99,912
	Federal National Mortgage Association
1,681,447	3.500%, 1/25/2033, Ser. 2012-150, Class YIj	219,309
	Greenpoint Mortgage Funding Trust
688,601	1.416%, 10/25/2045, Ser. 2005-AR4, Class G41Be	597,901
	J.P. Morgan Mortgage Trust
48,643	3.292%, 10/25/2036, Ser. 2006-A6, Class 1A2	44,990
506,785	1.612%, 1/25/2037, Ser. 2006-S4, Class A8[e]	289,195
637,076	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	470,904
	MASTR Alternative Loans Trust
144,570	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	146,889
367,930	1.682%, 12/25/2035, Ser. 2005-6, Class 2A1[e]	179,168
	Merrill Lynch Alternative Note Asset Trust
142,308	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	112,457
	Residential Accredit Loans, Inc. Trust
107,904	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	97,485
	Residential Asset Securitization Trust
681,477	1.612%, 8/25/2037, Ser. 2007-A8, Class 2A3[e]	178,886
	Sequoia Mortgage Trust
829,273	3.522%, 9/20/2046, Ser. 2007-1, Class 4A1	681,543
	Sunset Mortgage Loan Company, LLC
645,804	3.500%, 6/16/2047, Ser. 2017-NPL1, Class A*,f	645,487
298,889	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,f	298,966
	Towd Point Mortgage Trust
451,832	2.750%, 10/25/2056, Ser. 2017-1, Class A1[d]	455,940

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Collateralized Mortgage Obligations (1.2%) - continued
	Verus Securitization Trust
$433,481	2.853%, 1/25/2047, Ser. 2017-1A, Class A1*,f	$435,647
650,000	2.485%, 7/25/2047, Ser. 2017-2A, Class A1*,h	650,000
	WaMu Mortgage Pass Through Certificates
128,752	2.921%, 9/25/2036, Ser. 2006-AR10, Class 1A2	121,049
117,847	2.954%, 10/25/2036, Ser. 2006-AR12, Class 1A1	114,310
	Washington Mutual Mortgage Pass Through Certificates Trust
337,801	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	277,270

	Total	10,208,885

Commercial Mortgage-Backed Securities (1.4%)
	Commercial Mortgage Pass-Through Certificates
540,000	2.275%, 6/8/2030, Ser. 2013- THL, Class A2[d,e]	540,000
	Commercial Mortgage Trust
150,000	3.039%, 12/10/2018, Ser. 2013-CR13, Class A2	152,360
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
430,682	2.776%, 3/25/2023, Ser. K724, Class A1	442,259
1,450,000	3.002%, 1/25/2024, Ser. K725, Class A2	1,502,410
1,400,000	3.430%, 1/25/2027, Ser. K063, Class A2	1,470,028
	Federal National Mortgage Association - ACES
490,725	2.416%, 9/25/2026, Ser. 2017-M1, Class A1	489,952
475,000	2.569%, 12/25/2026, Ser. 2017-M3, Class A2	465,151
700,000	2.784%, 2/25/2027, Ser. 2017-M2, Class A2	697,745
900,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2	905,764
	Federal National Mortgage Association Grantor Trust
924,907	2.898%, 6/25/2027, Ser. 2017-T1, Class A	923,729
	Greenwich Capital Commercial Funding Corporation
875,342	5.867%, 12/10/2049, Ser. 2007-GG11, Class AM	875,883
	GS Mortgage Securities Trust
800,000	3.666%, 9/10/2047, Ser. 2104-GC24, Class A4	839,535
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
96,471	5.794%, 2/12/2049, Ser. 2007-CB19, Class AM	96,795
	JPMBB Commercial Mortgage Securities Trust
550,000	3.231%, 1/15/2048, Ser. 2014-C26, Class A3	561,601

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Commercial Mortgage-Backed Securities (1.4%) - continued
	SCG Trust
	2.809%, 11/15/2026, Ser.
$150,000	2013-SRP1, Class Ad,e	$148,868
	UBS Commercial Mortgage Trust
	3.400%, 5/10/2045, Ser.
981,488	2012-C1, Class A3	1,023,115
	Wells Fargo Commercial Mortgage Trust
	3.617%, 9/15/2057, Ser.
500,000	2015-NXS3, Class A4	521,411

	Total	11,656,606

Communications Services (1.9%)
	21st Century Fox America, Inc.
190,000	6.900%, 3/1/2019	204,591
	Altice Financing SA
307,000	6.625%, 2/15/2023[d]	325,228
	AMC Networks, Inc.
265,000	5.000%, 4/1/2024	272,950
	America Movil SAB de CV
164,000	5.000%, 10/16/2019	175,748
	American Tower Corporation
20,000	2.800%, 6/1/2020	20,344
230,000	3.300%, 2/15/2021	237,119
	AT&T, Inc.
112,000	5.875%, 10/1/2019	121,095
75,000	2.226%, 6/30/2020[e]	75,938
168,000	3.875%, 8/15/2021	176,280
160,000	3.000%, 6/30/2022	161,911
130,000	3.800%, 3/1/2024	133,914
296,000	3.900%, 8/14/2027[c]	295,776
175,000	5.250%, 3/1/2037	183,381
280,000	4.900%, 8/14/2037[c]	278,727
120,000	6.350%, 3/15/2040	139,576
160,000	5.550%, 8/15/2041	171,943
264,000	5.150%, 3/15/2042	267,642
160,000	4.750%, 5/15/2046	153,868
	British Sky Broadcasting Group plc
180,000	2.625%, 9/16/2019[d]	181,495
140,000	3.125%, 11/26/2022[d]	142,555
	CBS Corporation
225,000	2.500%, 2/15/2023	223,546
80,000	3.375%, 2/15/2028	78,579
	CCO Holdings, LLC
400,000	5.875%, 4/1/2024[d]	429,627
	CenturyLink, Inc.
340,000	6.450%, 6/15/2021	367,095
	Charter Communications Operating, LLC
77,000	6.834%, 10/23/2055	91,849
108,000	3.579%, 7/23/2020	111,426
188,000	4.908%, 7/23/2025	202,072
215,000	6.484%, 10/23/2045	253,781
	Clear Channel Worldwide Holdings, Inc.
240,000	6.500%, 11/15/2022	248,700
	Columbus International, Inc.
370,000	7.375%, 3/30/2021[d]	394,975
	Comcast Corporation
150,000	2.750%, 3/1/2023	152,114
395,000	4.400%, 8/15/2035	428,701
100,000	4.650%, 7/15/2042	110,354
87,000	4.750%, 3/1/2044	96,974

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Communications Services (1.9%) - continued
	Cox Communications, Inc.
$84,000	9.375%, 1/15/2019[d]	$92,389
80,000	4.600%, 8/15/2047[c,d]	80,096
	Crown Castle International Corporation
218,000	3.400%, 2/15/2021	225,119
418,000	5.250%, 1/15/2023	466,903
160,000	3.200%, 9/1/2024[c]	160,065
	CSC Holdings, LLC
40,000	5.500%, 4/15/2027[d]	42,600
	Digicel, Ltd.
570,000	6.000%, 4/15/2021*	554,040
	FairPoint Communications, Inc.
275,000	8.750%, 8/15/2019[d]	281,064
	Gray Television, Inc.
270,000	5.875%, 7/15/2026[d]	279,450
	Intelsat Jackson Holdings SA
385,000	8.000%, 2/15/2024[d]	418,206
	Level 3 Communications, Inc.
380,000	5.375%, 1/15/2024	399,950
	Level 3 Financing, Inc.
135,000	5.375%, 5/1/2025	143,437
	Moody’s Corporation
110,000	2.750%, 12/15/2021	111,212
	Neptune Finco Corporation
281,000	10.875%, 10/15/2025[d]	350,547
	Nexstar Escrow Corporation
270,000	5.625%, 8/1/2024[d]	279,113
	Omnicom Group, Inc.
95,000	3.600%, 4/15/2026	96,414
	S&P Global, Inc.
184,000	3.300%, 8/14/2020	189,287
	SES Global Americas Holdings GP
130,000	2.500%, 3/25/2019[d]	129,891
	SFR Group SA
515,000	6.000%, 5/15/2022[d]	538,808
	Sprint Communications, Inc.
235,000	6.000%, 11/15/2022	247,925
	Sprint Corporation
305,000	7.625%, 2/15/2025[g]	343,887
	Telefonica Emisiones SAU
189,000	3.192%, 4/27/2018	190,885
	Time Warner Entertainment Company, LP
270,000	8.375%, 3/15/2023	338,234
	Time Warner, Inc.
80,000	3.600%, 7/15/2025	80,858
155,000	6.250%, 3/29/2041	189,544
	T-Mobile USA, Inc.
310,000	6.125%, 1/15/2022	324,725
	Verizon Communications, Inc.
125,000	2.037%, 6/17/2019[e]	126,118
290,000	3.000%, 11/1/2021	295,260
393,000	5.150%, 9/15/2023	437,534
100,000	5.050%, 3/15/2034	104,865
180,000	4.272%, 1/15/2036	172,008
320,000	4.862%, 8/21/2046	314,426
325,000	4.522%, 9/15/2048	302,384
	Viacom, Inc.
90,000	4.250%, 9/1/2023	93,546
120,000	5.850%, 9/1/2043	128,259
	Virgin Media Secured Finance plc
265,000	5.250%, 1/15/2026[d]	275,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Communications Services (1.9%) - continued
	Windstream Services, LLC
$275,000	7.750%, 10/15/2020	$264,688

	Total	15,979,211

Consumer Cyclical (1.1%)
	American Honda Finance Corporation
185,000	2.000%, 2/14/2020	185,839
	Automatic Data Processing, Inc.
75,000	3.375%, 9/15/2025	78,440
	Cinemark USA, Inc.
505,000	4.875%, 6/1/2023	513,206
	CVS Health Corporation
50,000	2.250%, 8/12/2019	50,398
520,000	4.875%, 7/20/2035	578,559
220,000	5.125%, 7/20/2045	252,841
	Daimler Finance North America, LLC
160,000	1.931%, 10/30/2019[d,e]	160,823
	Delphi Automotive plc
230,000	3.150%, 11/19/2020	235,651
	eBay, Inc.
90,000	2.500%, 3/9/2018	90,488
	Ford Motor Credit Company, LLC
260,000	2.551%, 10/5/2018	261,958
200,000	2.943%, 1/8/2019	202,848
160,000	2.262%, 3/28/2019	160,531
80,000	2.459%, 3/27/2020	80,354
60,000	3.200%, 1/15/2021	61,153
200,000	2.565%, 3/28/2022[e]	201,434
	General Motors Financial Company, Inc.
80,000	2.234%, 4/13/2020[e]	80,322
138,000	3.700%, 11/24/2020	142,847
92,000	4.200%, 3/1/2021	96,659
210,000	3.150%, 6/30/2022	210,629
80,000	3.950%, 4/13/2024	81,363
250,000	4.300%, 7/13/2025	256,896
	Home Depot, Inc.
225,000	3.000%, 4/1/2026	227,400
205,000	5.400%, 9/15/2040	251,557
120,000	4.250%, 4/1/2046	128,166
220,000	3.900%, 6/15/2047	222,132
	Hyundai Capital America
78,000	2.400%, 10/30/2018[d]	78,266
138,000	3.000%, 10/30/2020[d]	139,606
	Jaguar Land Rover Automotive plc
315,000	5.625%, 2/1/2023[d]	327,206
	KB Home
160,000	4.750%, 5/15/2019	164,400
	L Brands, Inc.
315,000	5.625%, 2/15/2022	329,962
	Lear Corporation
165,000	5.250%, 1/15/2025	176,773
	Lennar Corporation
315,000	4.875%, 12/15/2023	334,687
	Live Nation Entertainment, Inc.
215,000	4.875%, 11/1/2024[d]	220,375
	McDonald’s Corporation
135,000	2.750%, 12/9/2020	138,550
160,000	2.625%, 1/15/2022	162,092
	MGM Resorts International
380,000	6.000%, 3/15/2023	420,850
	New Red Finance, Inc.
275,000	4.250%, 5/15/2024[d]	276,545

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Consumer Cyclical (1.1%) - continued
	Prime Security Services Borrower, LLC
$360,000	9.250%, 5/15/2023[d]	$401,850
	Six Flags Entertainment Corporation
270,000	4.875%, 7/31/2024[d]	274,725
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	101,250
67,000	4.000%, 12/31/2018	68,340
	Wal-Mart Stores, Inc.
139,000	6.200%, 4/15/2038	190,433
175,000	5.625%, 4/15/2041	227,592
	West Corporation
190,000	5.375%, 7/15/2022[d]	192,394

	Total	9,038,390

Consumer Non-Cyclical (1.8%)
	Abbott Laboratories
200,000	2.900%, 11/30/2021	203,684
100,000	3.400%, 11/30/2023	102,954
340,000	4.750%, 11/30/2036	370,517
175,000	4.900%, 11/30/2046	193,429
	AbbVie, Inc.
310,000	2.500%, 5/14/2020	314,852
230,000	3.600%, 5/14/2025	237,567
230,000	4.450%, 5/14/2046	239,981
	Actavis Funding SCS
140,000	3.850%, 6/15/2024	147,127
280,000	4.550%, 3/15/2035	299,912
120,000	4.850%, 6/15/2044	132,467
	Altria Group, Inc.
80,000	2.850%, 8/9/2022	81,622
100,000	2.625%, 9/16/2026	96,568
	Amgen, Inc.
264,000	2.200%, 5/11/2020	266,344
92,000	2.700%, 5/1/2022	93,099
75,000	3.125%, 5/1/2025	75,827
	Anheuser-Busch InBev Finance, Inc.
100,000	2.430%, 2/1/2021[e]	103,889
337,000	3.650%, 2/1/2026	348,520
320,000	4.700%, 2/1/2036	354,198
230,000	4.900%, 2/1/2046	258,734
	Anheuser-Busch InBev Worldwide, Inc.
108,000	3.750%, 1/15/2022	114,741
	BAT International Finance plc
100,000	1.756%, 6/15/2018[d,e]	100,245
	Bayer U.S. Finance, LLC
120,000	3.375%, 10/8/2024[d]	123,482
	Becton, Dickinson and Company
187,000	3.734%, 12/15/2024	192,572
132,000	4.669%, 6/6/2047	137,945
	Boston Scientific Corporation
90,000	6.000%, 1/15/2020	98,223
75,000	3.850%, 5/15/2025	78,124
120,000	7.375%, 1/15/2040	159,307
	Bunge Limited Finance Corporation
162,000	8.500%, 6/15/2019	180,772
91,000	3.500%, 11/24/2020	93,622
	Cardinal Health, Inc.
88,000	3.079%, 6/15/2024	89,253
170,000	3.410%, 6/15/2027	171,651
	Celgene Corporation
350,000	2.875%, 8/15/2020	358,772
50,000	3.550%, 8/15/2022	52,436

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Consumer Non-Cyclical (1.8%) - continued
	CHS/Community Health Systems, Inc.
$135,000	7.125%, 7/15/2020[g]	$130,523
	Church & Dwight Company, Inc.
65,000	2.450%, 12/15/2019	65,771
	Constellation Brands, Inc.
110,000	2.700%, 5/9/2022	110,733
	EMD Finance, LLC
232,000	2.950%, 3/19/2022[d]	236,916
	Energizer Holdings, Inc.
171,000	5.500%, 6/15/2025[d]	179,978
	Envision Healthcare Corporation
120,000	5.125%, 7/1/2022[d]	123,900
	Express Scripts Holding Company
80,000	3.000%, 7/15/2023	80,601
215,000	4.500%, 2/25/2026	229,124
37,000	3.400%, 3/1/2027	36,468
260,000	4.800%, 7/15/2046	271,740
	Forest Laboratories, LLC
46,000	4.875%, 2/15/2021[d]	49,691
	Gilead Sciences, Inc.
55,000	2.550%, 9/1/2020	56,125
80,000	2.950%, 3/1/2027	79,092
	H. J. Heinz Company
200,000	3.500%, 7/15/2022	207,657
	HCA, Inc.
185,000	5.250%, 6/15/2026	200,205
155,000	4.500%, 2/15/2027	158,633
	Heineken NV
180,000	4.350%, 3/29/2047[d]	187,045
	Imperial Tobacco Finance plc
250,000	2.950%, 7/21/2020[d]	255,307
	JBS USA, LLC
310,000	5.750%, 6/15/2025[d]	306,900
	Kimberly-Clark Corporation
220,000	3.900%, 5/4/2047	223,808
	Kraft Foods Group, Inc.
184,000	5.000%, 6/4/2042	194,558
	Kroger Company
105,000	2.800%, 8/1/2022	105,748
	Laboratory Corporation of America Holdings
75,000	2.625%, 2/1/2020	75,818
	McKesson Corporation
125,000	4.883%, 3/15/2044	140,847
	Mead Johnson Nutrition Company
92,000	3.000%, 11/15/2020	94,789
	Medtronic, Inc.
700,000	4.375%, 3/15/2035	776,253
90,000	4.625%, 3/15/2045	102,373
	Merck & Company, Inc.
80,000	1.560%, 2/10/2020[e]	80,571
50,000	3.700%, 2/10/2045	50,285
	Molson Coors Brewing Company
140,000	2.250%, 3/15/2020[d]	140,445
	Mondelez International Holdings Netherlands BV
180,000	2.000%, 10/28/2021[d]	176,380
	Mondelez International, Inc.
87,000	1.690%, 2/1/2019[e]	87,268
	Mylan NV
180,000	3.000%, 12/15/2018	182,539
55,000	3.150%, 6/15/2021	56,162
88,000	5.250%, 6/15/2046	95,951

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Consumer Non-Cyclical (1.8%) - continued
	Newell Rubbermaid, Inc.
$138,000	5.500%, 4/1/2046	$166,158
	PepsiCo, Inc.
180,000	2.850%, 2/24/2026	180,313
	Reynolds American, Inc.
130,000	2.300%, 8/21/2017	130,043
299,000	5.700%, 8/15/2035	356,609
	Roche Holdings, Inc.
138,000	4.000%, 11/28/2044[d]	144,256
	Shire Acquisitions Investments Ireland Designated Activity Company
252,000	2.400%, 9/23/2021	250,887
264,000	3.200%, 9/23/2026	259,894
	Smithfield Foods, Inc.
200,000	2.700%, 1/31/2020[d]	201,218
	Tenet Healthcare Corporation
300,000	8.125%, 4/1/2022	322,500
	Teva Pharmaceutical Finance Netherlands III BV
170,000	2.200%, 7/21/2021	167,600
100,000	2.800%, 7/21/2023	98,142
425,000	3.150%, 10/1/2026	406,475
	Thermo Fisher Scientific, Inc.
69,000	3.000%, 4/15/2023	70,196
	TreeHouse Foods, Inc.
210,000	4.875%, 3/15/2022	217,350
	Tyson Foods, Inc.
88,000	3.550%, 6/2/2027	90,026
	VRX Escrow Corporation
595,000	6.125%, 4/15/2025[d]	506,494
	Zoetis, Inc.
275,000	4.700%, 2/1/2043	301,010

	Total	15,291,811

Energy (1.6%)
	Alliance Resource Operating Partners, LP
265,000	7.500%, 5/1/2025[d]	279,906
	Anadarko Petroleum Corporation
265,000	4.850%, 3/15/2021	282,805
176,000	5.550%, 3/15/2026[g]	197,556
	Antero Resources Corporation
305,000	5.125%, 12/1/2022	309,575
	Apache Corporation
80,000	4.750%, 4/15/2043	81,487
	Boardwalk Pipelines, LP
90,000	5.950%, 6/1/2026	101,583
	BP Capital Markets plc
104,000	3.062%, 3/17/2022	106,980
275,000	3.535%, 11/4/2024	284,495
50,000	3.119%, 5/4/2026	50,113
	Buckeye Partners, LP
128,000	2.650%, 11/15/2018	128,737
	Canadian Natural Resources, Ltd.
150,000	3.450%, 11/15/2021	155,161
80,000	6.250%, 3/15/2038	95,166
75,000	4.950%, 6/1/2047	78,333
	Canadian Oil Sands, Ltd.
115,000	9.400%, 9/1/2021[d]	140,419
	Cenovus Energy, Inc.
175,000	3.800%, 9/15/2023	175,451
	Cimarex Energy Company
120,000	4.375%, 6/1/2024	127,067

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Energy (1.6%) - continued
	Columbia Pipeline Group, Inc.
$210,000	2.450%, 6/1/2018	$210,977
	Concho Resources, Inc.
314,086	5.500%, 10/1/2022	323,901
	ConocoPhillips
220,000	6.500%, 2/1/2039	290,378
	Continental Resources, Inc.
220,000	5.000%, 9/15/2022	218,075
	Devon Energy Corporation
135,000	3.250%, 5/15/2022	135,884
	El Paso Pipeline Partners Operating Company, LLC
130,000	4.300%, 5/1/2024	134,930
	Enbridge, Inc.
165,000	2.900%, 7/15/2022	166,181
	Encana Corporation
51,000	3.900%, 11/15/2021[g]	52,370
168,000	6.625%, 8/15/2037	198,856
210,000	6.500%, 2/1/2038	246,352
	Energy Transfer Equity, LP
310,000	5.500%, 6/1/2027	325,500
	Energy Transfer Partners, LP
160,000	4.650%, 6/1/2021	169,783
155,000	4.900%, 3/15/2035	152,779
	Energy Transfer, LP
50,000	5.150%, 2/1/2043	47,860
	EnLink Midstream Partners, LP
45,000	4.150%, 6/1/2025	45,118
50,000	4.850%, 7/15/2026	52,652
	Enterprise Products Operating, LLC
132,000	5.100%, 2/15/2045	146,524
	EQT Corporation
99,000	5.150%, 3/1/2018	100,723
118,000	8.125%, 6/1/2019	130,117
	Exxon Mobil Corporation
80,000	4.114%, 3/1/2046	85,428
	Kinder Morgan Energy Partners, LP
135,000	3.500%, 3/1/2021	138,504
	Magellan Midstream Partners, LP
130,000	5.000%, 3/1/2026	144,884
	Marathon Oil Corporation
120,000	2.700%, 6/1/2020	119,555
300,000	6.600%, 10/1/2037[g]	337,293
	Marathon Petroleum Corporation
70,000	3.400%, 12/15/2020	72,463
160,000	6.500%, 3/1/2041	188,376
183,000	4.750%, 9/15/2044	178,546
	MPLX, LP
264,000	4.875%, 6/1/2025	282,545
125,000	4.125%, 3/1/2027	127,436
	Newfield Exploration Company
250,000	5.625%, 7/1/2024	262,188
	Noble Energy, Inc.
145,000	5.625%, 5/1/2021	149,452
	ONEOK, Inc.
160,000	7.500%, 9/1/2023	193,728
130,000	4.000%, 7/13/2027	131,814
	PBF Holding Company, LLC
360,000	7.250%, 6/15/2025[d]	352,800
	Petrobras Global Finance BV
58,000	8.375%, 5/23/2021	65,378
220,000	6.250%, 3/17/2024	229,350
	Petroleos Mexicanos
260,000	6.000%, 3/5/2020	280,446
76,000	2.378%, 4/15/2025	76,350

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Energy (1.6%) - continued
$100,000	6.750%, 9/21/2047	$105,270
	Pioneer Natural Resources Company
90,000	4.450%, 1/15/2026	96,653
	Regency Energy Partners, LP
160,000	5.875%, 3/1/2022	177,160
310,000	5.000%, 10/1/2022	332,769
	Rice Energy, Inc.
285,000	6.250%, 5/1/2022	297,825
	Sabine Pass Liquefaction, LLC
125,000	6.250%, 3/15/2022	141,874
150,000	5.625%, 4/15/2023	167,019
175,000	5.750%, 5/15/2024	196,748
310,000	5.625%, 3/1/2025	344,863
	Schlumberger Holdings Corporation
70,000	3.000%, 12/21/2020[d]	71,543
100,000	4.000%, 12/21/2025[d]	105,888
	Shell International Finance BV
75,000	1.632%, 5/11/2020[e]	75,557
	Suncor Energy, Inc.
155,000	3.600%, 12/1/2024	159,536
	Sunoco Logistics Partners Operations, LP
85,000	4.400%, 4/1/2021	89,589
	Tesoro Corporation
584,000	4.750%, 12/15/2023[d]	630,044
	Weatherford International, Ltd.
255,000	8.250%, 6/15/2023[g]	258,825
	Western Gas Partners, LP
176,000	4.000%, 7/1/2022	181,562
	Williams Partners, LP
100,000	4.000%, 11/15/2021	104,605
100,000	4.500%, 11/15/2023	106,889
155,000	3.750%, 6/15/2027	155,002
175,000	6.300%, 4/15/2040	205,308

	Total	13,164,859

Financials (4.3%)
	ABN AMRO Bank NV
200,000	4.750%, 7/28/2025[d]	213,139
	ACE INA Holdings, Inc.
138,000	4.350%, 11/3/2045	152,008
	AerCap Ireland Capital, Ltd.
90,000	3.750%, 5/15/2019	92,478
80,000	4.625%, 10/30/2020	85,320
215,000	5.000%, 10/1/2021	232,958
80,000	4.625%, 7/1/2022	85,919
	Aetna, Inc.
185,000	2.800%, 6/15/2023	187,031
	Air Lease Corporation
105,000	2.125%, 1/15/2018	105,183
40,000	2.625%, 9/4/2018	40,345
220,000	3.375%, 1/15/2019	224,286
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	214,725
200,000	4.125%, 3/30/2020	206,000
	American Express Credit Corporation
125,000	1.817%, 3/18/2019[e]	125,838
264,000	1.875%, 5/3/2019	264,701
	American International Group, Inc.
65,000	3.300%, 3/1/2021	67,128
138,000	4.125%, 2/15/2024	146,732
255,000	3.750%, 7/10/2025	263,720
250,000	3.900%, 4/1/2026	259,566
	Anthem, Inc.
220,000	4.625%, 5/15/2042	237,309

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Financials (4.3%) - continued
	Aon plc
$69,000	3.875%, 12/15/2025	$72,563
	ASP AMC Merger Sub, Inc.
275,000	8.000%, 5/15/2025[d]	272,594
	Avalonbay Communities, Inc.
200,000	3.500%, 11/15/2025	204,800
	Banco Santander SA
200,000	6.375%, 5/19/2019[i]	205,304
	Bank of America Corporation
165,000	2.357%, 3/22/2018[e]	165,975
105,000	2.169%, 4/1/2019[e]	106,037
160,000	2.625%, 10/19/2020	162,300
110,000	2.369%, 7/21/2021	110,210
205,000	3.300%, 1/11/2023	210,362
175,000	2.881%, 4/24/2023	175,918
184,000	4.000%, 4/1/2024	194,387
150,000	4.000%, 1/22/2025	154,581
138,000	3.500%, 4/19/2026	139,499
240,000	4.183%, 11/25/2027	247,916
180,000	3.824%, 1/20/2028	183,811
212,000	5.875%, 2/7/2042	269,150
	Bank of New York Mellon Corporation
230,000	2.500%, 4/15/2021	232,380
	Bank of Nova Scotia
185,000	2.700%, 3/7/2022	187,045
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
65,000	2.850%, 9/8/2021[d]	65,889
	Barclays Bank plc
46,000	10.179%, 6/12/2021[d]	57,683
	Barclays plc
150,000	2.750%, 11/8/2019	151,817
250,000	3.684%, 1/10/2023	256,929
236,000	3.650%, 3/16/2025	236,475
	BB&T Corporation
65,000	2.019%, 1/15/2020[e]	65,587
	Berkshire Hathaway, Inc.
115,000	2.750%, 3/15/2023	117,333
	Caisse Centrale Desjardins du Quebec
95,000	1.976%, 1/29/2018d,[e]	95,254
	Capital One Financial Corporation
115,000	2.450%, 4/24/2019	115,852
154,000	2.500%, 5/12/2020	155,088
160,000	3.050%, 3/9/2022	162,715
	Capital One NA
250,000	2.350%, 1/31/2020	251,146
	CBOE Holdings, Inc.
100,000	1.950%, 6/28/2019	100,044
	Centene Escrow Corporation
400,000	5.625%, 2/15/2021	416,000
	Cigna Corporation
50,000	5.375%, 2/15/2042	60,451
	CIT Group, Inc.
375,000	5.000%, 8/15/2022	405,450
	Citigroup, Inc.
90,000	2.074%, 4/8/2019[e]	90,595
220,000	2.094%, 1/10/2020[e]	221,796
185,000	2.700%, 3/30/2021	187,157
200,000	2.750%, 4/25/2022	200,596
139,000	4.050%, 7/30/2022	145,757
145,000	4.400%, 6/10/2025	152,090
160,000	3.200%, 10/21/2026	156,240
240,000	3.668%, 7/24/2028	241,268
120,000	4.125%, 7/25/2028	123,216

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Financials (4.3%) - continued
	Citizens Bank NA
$250,000	2.300%, 12/3/2018	$251,388
250,000	2.200%, 5/26/2020	250,284
	Commonwealth Bank of Australia
120,000	2.250%, 3/10/2020[d]	120,604
	Compass Bank
150,000	2.750%, 9/29/2019	151,157
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
258,000	3.950%, 11/9/2022	271,554
528,000	4.625%, 12/1/2023	573,589
	Credit Agricole SA
105,000	2.104%, 4/15/2019d,[e]	105,879
	Credit Suisse AG
92,000	5.400%, 1/14/2020	98,852
	Credit Suisse Group Funding, Ltd.
526,000	2.750%, 3/26/2020	533,845
100,000	3.125%, 12/10/2020	102,318
184,000	3.750%, 3/26/2025	187,189
	DDR Corporation
185,000	4.625%, 7/15/2022	194,360
	Deutsche Bank AG
240,000	2.700%, 7/13/2020	241,118
275,000	3.375%, 5/12/2021	279,683
100,000	4.250%, 10/14/2021	105,325
	Digital Realty Trust LP
230,000	3.400%, 10/1/2020	237,089
	Discover Bank
135,000	8.700%, 11/18/2019	152,826
	Duke Realty, LP
50,000	3.875%, 2/15/2021	52,152
96,000	4.375%, 6/15/2022	103,005
	ERP Operating, LP
54,000	3.375%, 6/1/2025	54,925
	European Investment Bank
160,000	1.875%, 3/15/2019	160,998
	Fifth Third Bancorp
112,000	2.875%, 7/27/2020	114,643
65,000	2.875%, 10/1/2021	66,292
135,000	2.600%, 6/15/2022	134,935
	Five Corners Funding Trust
220,000	4.419%, 11/15/2023[d]	239,184
	GE Capital International Funding Company
409,000	4.418%, 11/15/2035	443,346
	Goldman Sachs Group, Inc.
270,000	2.511%, 4/30/2018[e]	271,878
90,000	2.282%, 11/15/2018[e]	90,927
368,000	5.375%, 3/15/2020	398,025
95,000	2.473%, 4/23/2020[e]	96,684
300,000	5.375%, 5/10/2020[i]	315,000
524,000	5.250%, 7/27/2021	577,240
175,000	3.000%, 4/26/2022	177,202
176,000	2.908%, 6/5/2023	176,277
92,000	3.500%, 1/23/2025	93,459
300,000	3.691%, 6/5/2028	301,859
160,000	4.750%, 10/21/2045	177,317
	Hartford Financial Services Group, Inc.
334,000	5.125%, 4/15/2022	372,060
	HBOS plc
271,000	6.750%, 5/21/2018[d]	281,017
	HCP, Inc.
290,000	4.000%, 12/1/2022	304,990
100,000	3.400%, 2/1/2025	99,957

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Financials (4.3%) - continued
	HSBC Bank plc
$220,000	1.822%, 5/15/2018[d,e]	$220,850
	HSBC Holdings plc
315,000	3.400%, 3/8/2021	325,719
200,000	6.875%, 6/1/2021[i]	219,340
125,000	2.650%, 1/5/2022	125,587
350,000	3.900%, 5/25/2026	364,869
	Huntington Bancshares, Inc.
56,000	2.600%, 8/2/2018	56,512
	Huntington National Bank
250,000	2.200%, 11/6/2018	251,241
	Icahn Enterprises, LP
185,000	6.000%, 8/1/2020	190,087
115,000	6.750%, 2/1/2024	120,750
	ING Capital Funding Trust III
140,000	4.896%, 9/30/2017[e,i]	140,875
	ING Groep NV
200,000	3.150%, 3/29/2022	204,701
	International Lease Finance Corporation
40,000	4.625%, 4/15/2021	42,700
80,000	5.875%, 8/15/2022	90,547
	J.P. Morgan Chase & Company
171,000	6.300%, 4/23/2019	183,872
75,000	2.250%, 1/23/2020	75,565
170,000	1.882%, 6/1/2021[e]	170,474
90,000	2.295%, 8/15/2021	89,913
230,000	4.500%, 1/24/2022	250,208
134,000	3.200%, 1/25/2023	137,629
230,000	2.700%, 5/18/2023	229,341
105,000	2.543%, 10/24/2023[e]	107,035
200,000	3.625%, 5/13/2024	207,675
145,000	3.125%, 1/23/2025	145,117
150,000	3.300%, 4/1/2026	150,231
260,000	3.882%, 7/24/2038	260,003
	KeyCorp
220,000	2.900%, 9/15/2020	224,720
	Liberty Mutual Group, Inc.
80,000	4.950%, 5/1/2022[d]	87,856
	Liberty Property, LP
216,000	3.750%, 4/1/2025	221,007
	Lincoln National Corporation
80,000	8.750%, 7/1/2019	89,975
	Lloyds Bank plc
105,000	1.770%, 3/16/2018[e]	105,157
	MetLife, Inc.
210,000	4.050%, 3/1/2045	212,282
	Mitsubishi UFJ Financial Group, Inc.
200,000	3.287%, 7/25/2027	199,412
	Mizuho Bank, Ltd.
200,000	1.850%, 3/21/2018[d]	200,272
	Morgan Stanley
300,000	6.625%, 4/1/2018	309,557
180,000	2.594%, 4/25/2018[e]	181,439
95,000	2.457%, 1/27/2020[e]	96,513
80,000	5.550%, 7/15/2020[i]	83,800
115,000	2.500%, 4/21/2021	115,401
200,000	2.625%, 11/17/2021	200,756
198,000	2.750%, 5/19/2022	198,340
135,000	4.875%, 11/1/2022	146,920
70,000	4.000%, 7/23/2025	73,465
275,000	4.350%, 9/8/2026	288,642
240,000	3.591%, 7/22/2028	240,691
	MPT Operating Partnership, LP
325,000	6.375%, 3/1/2024	354,250

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Financials (4.3%) - continued
	Nasdaq, Inc.
$110,000	3.850%, 6/30/2026	$112,944
	National City Corporation
279,000	6.875%, 5/15/2019	302,974
	New York Life Global Funding
128,000	2.300%, 6/10/2022[d]	127,852
	Park Aerospace Holdings, Ltd.
400,000	5.500%, 2/15/2024[d]	407,250
	Prudential Financial, Inc.
65,000	2.350%, 8/15/2019	65,580
	Quicken Loans, Inc.
410,000	5.750%, 5/1/2025[d]	428,962
	Realty Income Corporation
175,000	4.125%, 10/15/2026	181,999
	Regions Bank
250,000	7.500%, 5/15/2018	261,059
	Regions Financial Corporation
125,000	2.250%, 9/14/2018	125,582
	Reinsurance Group of America, Inc.
139,000	5.000%, 6/1/2021	151,397
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[d]	85,705
	Royal Bank of Scotland Group plc
220,000	8.625%, 8/15/2021[i]	242,964
200,000	3.875%, 9/12/2023	205,141
	Santander UK Group Holdings plc
160,000	2.875%, 10/16/2020	162,465
	Santander UK plc
112,000	3.050%, 8/23/2018	113,335
	Simon Property Group, LP
70,000	2.500%, 9/1/2020	71,073
225,000	2.750%, 2/1/2023	225,776
160,000	4.250%, 11/30/2046	159,916
	Skandinaviska Enskilda Banken AB
130,000	2.375%, 3/25/2019[d]	131,046
	Societe Generale SA
132,000	4.750%, 11/24/2025[d]	139,525
	Standard Chartered plc
168,000	2.100%, 8/19/2019[d]	167,854
	State Street Corporation
104,000	2.081%, 8/18/2020[e]	106,140
	Sumitomo Mitsui Banking Corporation
110,000	1.884%, 1/16/2018[e]	110,230
	Sumitomo Mitsui Financial Group, Inc.
160,000	2.784%, 7/12/2022	160,938
120,000	3.010%, 10/19/2026	117,928
	SunTrust Banks, Inc.
175,000	2.250%, 1/31/2020	176,013
	Svenska Handelsbanken AB
150,000	1.757%, 6/17/2019[e]	150,721
	Synchrony Financial
220,000	3.000%, 8/15/2019	223,453
60,000	2.402%, 2/3/2020[e]	60,665
70,000	4.250%, 8/15/2024	72,585
	Toronto-Dominion Bank
70,000	2.172%, 12/14/2020[e]	71,384
	UBS Group Funding Jersey, Ltd.
200,000	3.000%, 4/15/2021[d]	203,806
138,000	4.125%, 9/24/2025[d]	146,036
	UBS Group Funding Switzerland AG
190,000	3.491%, 5/23/2023[d]	195,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Financials (4.3%) - continued
	UnitedHealth Group, Inc.
$45,000	3.350%, 7/15/2022	$47,160
405,000	4.625%, 7/15/2035	459,737
	USB Realty Corporation
65,000	2.451%, 1/15/2022[d,e,i]	57,687
	Ventas Realty, LP
190,000	3.100%, 1/15/2023	191,573
	Voya Financial, Inc.
194,000	2.900%, 2/15/2018	195,207
310,000	3.125%, 7/15/2024	306,971
	Wells Fargo & Company
95,000	1.991%, 1/30/2020[e]	95,893
180,000	2.550%, 12/7/2020	182,398
190,000	2.625%, 7/22/2022	190,359
185,000	3.069%, 1/24/2023	188,101
160,000	3.450%, 2/13/2023	164,769
205,000	3.000%, 2/19/2025	204,198
175,000	3.000%, 4/22/2026	172,282
163,000	3.000%, 10/23/2026	159,866
307,000	4.900%, 11/17/2045	337,410
	Welltower, Inc.
108,000	3.750%, 3/15/2023	113,199
165,000	4.000%, 6/1/2025	172,860

	Total	36,588,542

Foreign Government (0.2%)
	Argentina Government International Bond
150,000	7.500%, 4/22/2026	161,175
45,000	6.875%, 1/26/2027	46,238
	Brazil Government International Bond
120,000	7.125%, 1/20/2037	139,500
	Export-Import Bank of Korea
90,000	2.250%, 1/21/2020	90,016
	Indonesia Government International Bond
200,000	3.850%, 7/18/2027[d]	201,969
265,000	5.250%, 1/8/2047[d]	292,890
	Kommunalbanken AS
150,000	1.500%, 10/22/2019[d]	149,520
	Mexico Government International Bond
215,000	4.150%, 3/28/2027	224,460
	Turkey Government International Bond
240,000	5.750%, 5/11/2047	238,458

	Total	1,544,226

Mortgage-Backed Securities (12.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,470,000	3.000%, 8/1/2032[c]	4,600,346
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
11,070,000	4.000%, 8/1/2047[c]	11,660,372
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
13,375,000	3.000%, 8/1/2047[c]	13,397,989

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Mortgage-Backed Securities (12.8%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$1,359,519	1.746%, 7/1/2043[e]	$1,393,580
39,050,000	3.500%, 8/1/2047[c]	40,203,193
24,790,000	4.000%, 8/1/2047[c]	26,102,127
9,200,000	4.500%, 8/1/2047[c]	9,877,063

	Total	107,234,670

Technology (0.9%)
	Amphenol Corporation
66,000	2.550%, 1/30/2019	66,604
	Apple, Inc.
75,000	1.482%, 5/6/2020[e]	75,450
110,000	3.000%, 2/9/2024	112,469
322,000	3.200%, 5/13/2025	330,526
170,000	3.200%, 5/11/2027	172,498
200,000	3.000%, 6/20/2027	199,840
138,000	4.650%, 2/23/2046	154,863
220,000	4.250%, 2/9/2047	234,528
	Applied Materials, Inc.
88,000	3.300%, 4/1/2027	89,922
	Avnet, Inc.
120,000	3.750%, 12/1/2021	122,756
	Baidu, Inc.
180,000	3.000%, 6/30/2020	182,829
	CDK Global, Inc.
150,000	4.875%, 6/1/2027[d]	154,125
	Cisco Systems, Inc.
100,000	1.702%, 3/1/2019[e]	100,693
	CommScope Technologies Finance, LLC
215,000	6.000%, 6/15/2025[d]	231,125
	Diamond 1 Finance Corporation
115,000	3.480%, 6/1/2019[d]	117,718
220,000	5.450%, 6/15/2023[d]	242,474
69,000	6.020%, 6/15/2026[d]	77,049
80,000	8.350%, 7/15/2046[d]	104,736
	Equinix, Inc.
210,000	5.750%, 1/1/2025	225,750
	Fidelity National Information Services, Inc.
195,000	2.850%, 10/15/2018	197,187
91,000	3.625%, 10/15/2020	95,165
	First Data Corporation
210,000	5.375%, 8/15/2023[d]	219,713
	Hewlett Packard Enterprise Company
77,000	2.450%, 10/5/2017	77,133
115,000	2.850%, 10/5/2018	116,389
115,000	4.400%, 10/15/2022	122,624
	Intel Corporation
40,000	3.100%, 7/29/2022	41,413
140,000	3.700%, 7/29/2025	148,256
207,000	4.100%, 5/19/2046	215,120
	International Business Machines Corporation
184,000	4.700%, 2/19/2046	205,412
	Iron Mountain, Inc.
125,000	6.000%, 8/15/2023	132,188
	Microsoft Corporation
280,000	4.750%, 11/3/2055	323,787
280,000	4.200%, 11/3/2035	306,787
500,000	3.700%, 8/8/2046	494,722
215,000	4.250%, 2/6/2047	232,336

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Technology (0.9%) - continued
	NXP BV
$160,000	3.875%, 9/1/2022[d]	$166,349
	Oracle Corporation
65,000	2.500%, 5/15/2022	65,910
184,000	2.400%, 9/15/2023	183,395
490,000	2.950%, 5/15/2025	495,429
	QUALCOMM, Inc.
138,000	3.000%, 5/20/2022	142,356
88,000	4.300%, 5/20/2047	90,665
	Sensata Technologies UK Financing Company plc
240,000	6.250%, 2/15/2026[d]	261,600
	Tyco Electronics Group SA
40,000	3.450%, 8/1/2024	41,460
80,000	3.125%, 8/15/2027[h]	79,359

	Total	7,450,710

Transportation (0.3%)
	Air Canada Pass Through Trust
58,057	3.875%, 3/15/2023[d]	57,912
	American Airlines Pass Through Trust
235,021	3.375%, 5/1/2027	236,783
	Avis Budget Car Rental, LLC
190,000	6.375%, 4/1/2024[d,g]	195,106
	Burlington Northern Santa Fe, LLC
130,000	5.750%, 5/1/2040	164,093
400,000	5.050%, 3/1/2041	468,994
130,000	4.450%, 3/15/2043	141,955
200,000	3.900%, 8/1/2046	204,097
	Continental Airlines, Inc.
116,453	4.150%, 4/11/2024	122,567
	CSX Corporation
98,000	3.700%, 11/1/2023	103,747
	Delta Air Lines, Inc.
44,836	4.950%, 5/23/2019	46,461
95,000	2.875%, 3/13/2020	96,501
	ERAC USA Finance, LLC
66,000	2.800%, 11/1/2018[d]	66,702
	J.B. Hunt Transport Services, Inc.
60,000	3.300%, 8/15/2022	61,191
	Southwest Airlines Company
162,000	2.750%, 11/6/2019	164,641
	Virgin Australia Holdings, Ltd.
35,112	5.000%, 10/23/2023[d]	36,516
	XPO Logistics, Inc.
300,000	6.500%, 6/15/2022[d]	311,625

	Total	2,478,891

U.S. Government and Agencies (11.5%)
	U.S. Treasury Bonds
1,000,000	2.375%, 5/15/2027	1,007,461
550,000	4.375%, 5/15/2040	697,684
2,000,000	3.000%, 5/15/2042	2,055,938
4,999,000	2.500%, 5/15/2046	4,607,673
605,000	3.000%, 2/15/2047	617,785
1,220,000	3.000%, 5/15/2047	1,246,450
	U.S. Treasury Bonds, TIPS
3,710,840	0.125%, 1/15/2023	3,697,036
5,973,652	0.625%, 1/15/2026	6,045,999
3,799,162	0.375%, 1/15/2027	3,751,073
	U.S. Treasury Notes
2,300,000	0.875%, 3/31/2018	2,295,329
2,150,000	1.000%, 11/30/2018	2,141,602
2,500,000	0.750%, 2/15/2019	2,478,515
1,900,000	1.000%, 10/15/2019	1,884,414

Principal Amount	Long-Term Fixed Income (44.0%)	Value
U.S. Government and Agencies (11.5%) - continued
$6,520,000	1.500%, 10/31/2019	$6,537,063
1,140,000	1.500%, 5/15/2020	1,140,623
7,000,000	1.375%, 9/30/2020	6,960,079
1,000,000	1.375%, 5/31/2021	988,594
9,370,000	1.125%, 8/31/2021	9,149,290
1,500,000	1.875%, 2/28/2022	1,505,625
16,000,000	2.125%, 6/30/2022	16,215,632
13,000,000	1.875%, 7/31/2022	13,025,389
2,755,000	1.625%, 8/15/2022	2,726,373
4,500,000	2.125%, 7/31/2024	4,505,274
550,000	2.250%, 11/15/2024	554,275
450,000	2.000%, 11/15/2026	439,787

	Total	96,274,963

Utilities (1.3%)
	American Electric Power Company, Inc.
216,000	2.950%, 12/15/2022	219,915
	Appalachian Power Company
85,000	3.300%, 6/1/2027	86,857
	Arizona Public Service Company
80,000	2.200%, 1/15/2020	80,412
	Atmos Energy Corporation
85,000	3.000%, 6/15/2027	84,825
	Berkshire Hathaway Energy Company
55,000	2.400%, 2/1/2020	55,378
	Calpine Corporation
310,000	5.375%, 1/15/2023[g]	301,088
	CMS Energy Corporation
120,000	2.950%, 2/15/2027	116,369
120,000	3.450%, 8/15/2027	121,678
	Commonwealth Edison Company
205,000	3.700%, 3/1/2045	201,105
65,000	4.350%, 11/15/2045	70,345
	Consolidated Edison Company of New York, Inc.
69,000	4.500%, 12/1/2045	76,911
	Consolidated Edison, Inc.
92,000	2.000%, 5/15/2021	91,245
	Dominion Energy, Inc.
180,000	2.962%, 7/1/2019	183,229
176,000	2.579%, 7/1/2020	177,701
	DTE Electric Company
115,000	3.700%, 3/15/2045	114,298
145,000	3.700%, 6/1/2046	142,501
	DTE Energy Company
30,000	2.400%, 12/1/2019	30,230
	Duke Energy Corporation
168,000	2.100%, 6/15/2018	168,652
160,000	3.750%, 9/1/2046	155,536
	Duke Energy Florida, LLC
120,000	3.200%, 1/15/2027	122,255
	Duke Energy Indiana, LLC
185,000	3.750%, 5/15/2046	183,271
	Dynegy, Inc.
235,000	7.375%, 11/1/2022[g]	238,231
	Edison International
180,000	2.950%, 3/15/2023	181,632
	Emera U.S. Finance, LP
125,000	2.150%, 6/15/2019	125,305
120,000	4.750%, 6/15/2046	128,733
	Enbridge Energy Partners, LP
220,000	5.875%, 10/15/2025	253,196
	Enel Finance International NV
84,000	6.250%, 9/15/2017[d]	84,433

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Utilities (1.3%) - continued
	Eversource Energy
$70,000	1.600%, 1/15/2018	$69,933
	Exelon Corporation
100,000	5.100%, 6/15/2045	114,552
138,000	4.450%, 4/15/2046	143,313
	Exelon Generation Company, LLC
189,000	5.200%, 10/1/2019	201,861
165,000	2.950%, 1/15/2020	168,475
	FirstEnergy Corporation
50,000	2.850%, 7/15/2022	50,075
320,000	4.850%, 7/15/2047	327,804
	ITC Holdings Corporation
66,000	4.050%, 7/1/2023	69,635
80,000	5.300%, 7/1/2043	92,520
	Kinder Morgan Energy Partners, LP
215,000	6.500%, 9/1/2039	247,008
	MidAmerican Energy Holdings Company
276,000	6.500%, 9/15/2037	369,656
	Monongahela Power Company
150,000	5.400%, 12/15/2043[d]	182,519
	National Rural Utilities Cooperative
	Finance Corporation
175,000	2.300%, 11/1/2020	176,242
	NextEra Energy Capital Holdings, Inc.
115,000	2.300%, 4/1/2019	115,899
	NiSource Finance Corporation
88,000	3.490%, 5/15/2027	89,686
255,000	5.650%, 2/1/2045	309,057
	Northern States Power Company
225,000	4.125%, 5/15/2044	236,996
	NRG Energy, Inc.
315,000	6.625%, 3/15/2023	325,631
	Oncor Electric Delivery Company, LLC
352,000	3.750%, 4/1/2045	348,195
	Pacific Gas and Electric Company
215,000	3.300%, 3/15/2027	220,651
138,000	4.250%, 3/15/2046	149,375
	PG&E Corporation
75,000	2.400%, 3/1/2019	75,501
	PPL Capital Funding, Inc.
78,000	3.500%, 12/1/2022	80,861
88,000	3.400%, 6/1/2023	91,188
225,000	5.000%, 3/15/2044	254,165
	PPL Electric Utilities Corporation
132,000	3.950%, 6/1/2047	135,652
	Public Service Electric & Gas Company
220,000	3.000%, 5/15/2027	220,686
	Sempra Energy
250,000	6.150%, 6/15/2018	259,539
75,000	2.400%, 3/15/2020	75,802
	Southern California Edison Company
45,000	2.400%, 2/1/2022	45,228
175,000	4.000%, 4/1/2047	184,694
	Southern Company
185,000	1.850%, 7/1/2019	184,819
170,000	2.950%, 7/1/2023	170,820
200,000	3.250%, 7/1/2026	199,120
185,000	4.400%, 7/1/2046	193,199
	Southern Company Gas Capital Corporation
220,000	4.400%, 5/30/2047	229,193

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Utilities (1.3%) - continued
	Southwestern Electric Power Company
$65,000	3.900%, 4/1/2045	$63,990
	Tesoro Logistics, LP
275,000	5.250%, 1/15/2025	294,250
	Xcel Energy, Inc.
230,000	3.350%, 12/1/2026	234,027

	Total	10,797,148

	Total Long-Term Fixed Income (cost $365,394,756)	369,264,978

Shares	Registered Investment Companies (34.1%)	Value
Affiliated Equity Holdings (17.1%)
2,441,728	Thrivent Large Cap Growth Fund	25,955,564
43,007	Thrivent Large Cap Stock Fund	1,217,972
2,607,494	Thrivent Large Cap Value Fund	57,182,344
561,535	Thrivent Mid Cap Stock Fund	15,576,986
3,494,435	Thrivent Partner Worldwide Allocation Fund	38,438,788
210,863	Thrivent Small Cap Stock Fund	5,252,590

	Total	143,624,244

Affiliated Fixed Income Holdings (15.1%)
4,430,101	Thrivent High Yield Fund	21,707,494
7,274,321	Thrivent Income Fund	67,214,726
3,022,670	Thrivent Limited Maturity Bond Fund	37,753,143

	Total	126,675,363

Equity Funds/Exchange Traded Funds (0.5%)
388	iShares Russell 2000 Growth Index Fund	65,983
349	iShares Russell 2000 Index Fund	49,387
820	iShares Russell 2000 Value Index Fund	97,662
1,450	Materials Select Sector SPDR Fund	79,228
13,742	SPDR S&P 500 ETF Trust	3,391,113
846	SPDR S&P Bank ETF	36,666
1,821	SPDR S&P Biotech ETF	142,348

	Total	3,862,387

Fixed Income Funds/Exchange Traded Funds (1.4%)
16,000	iShares Barclays 1-3 Year Credit Bond Fund	1,688,160
60,500	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,327,155
39,500	Vanguard Short-Term Corporate Bond ETF	3,169,480

	Total	12,184,795

	Total Registered Investment Companies (cost $221,715,078)	286,346,789

Shares	Common Stock (15.7%)	Value
Consumer Discretionary (2.0%)
1,705	Amazon.com, Inc.[k]	1,684,165
4,575	American Axle & Manufacturing Holdings, Inc.[k]	67,435
334	American Public Education, Inc.[k]	7,114
8,475	Aramark	337,814
710	Ascent Capital Group, Inc.[k]	11,999
2,390	Barnes & Noble Education, Inc.[k]	17,280
2,990	BorgWarner, Inc.	139,753

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

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Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (15.7%)	Value
Consumer Discretionary (2.0%) - continued
4,126	Bright Horizons Family Solutions, Inc.[k]	$325,995
2,740	Brunswick Corporation	155,111
840	Buffalo Wild Wings, Inc.[k]	90,300
712	Burlington Stores, Inc.[k]	61,965
3,380	Caleres, Inc.	92,206
3,136	Callaway Golf Company	39,921
682	Cedar Fair, LP	47,358
1,044	Century Casinos, Inc.[k]	7,506
1,036	Children’s Place, Inc.	109,453
200	Chipotle Mexican Grill, Inc.[k]	68,754
319	Citi Trends, Inc.	7,066
53,010	Comcast Corporation	2,144,254
3,265	Core-Mark Holding Company, Inc.	119,728
1,725	CSS Industries, Inc.	46,178
1,578	Culp, Inc.	47,340
6,488	Delphi Automotive plc	586,645
11,369	Discovery Communications, Inc., Class Ck	262,965
1,950	DISH Network Corporation[k]	124,858
4,280	Dollar Tree, Inc.[k]	308,502
430	Domino’s Pizza, Inc.	80,195
2,220	DSW, Inc.	40,049
3,719	Duluth Holdings, Inc.[k]	72,074
1,500	Emerald Expositions Events, Inc.	34,335
1,057	Entravision Communications Corporation	6,870
1,197	Expedia, Inc.	187,295
7,784	Extended Stay America, Inc.	153,890
500	Five Below, Inc.[k]	24,155
1,230	FTD Companies, Inc.[k]	24,169
1,841	G-III Apparel Group, Ltd.[k]	47,921
200	Golden Entertainment, Inc.[k]	4,116
9,275	Gray Television, Inc.[k]	138,198
1,760	Habit Restaurants, Inc.[k]	28,952
9,639	Harley-Davidson, Inc.	469,130
2,231	Haverty Furniture Companies, Inc.	49,640
6,540	Home Depot, Inc.	978,384
3,550	Houghton Mifflin Harcourt Company[k]	42,423
230	Hyatt Hotels Corporation[k]	12,781
3,374	International Speedway Corporation	120,789
2,160	La-Z-Boy, Inc.	73,008
362	Libbey, Inc.	3,258
3,740	Liberty Interactive Corporation[k]	89,536
5,670	Liberty Media Corporation - Liberty SiriusXM[k]	260,820
492	Lithia Motors, Inc.	50,799
15,412	Lowe’s Companies, Inc.	1,192,889
600	Michaels Companies, Inc.[k]	12,084
3,210	Modine Manufacturing Company[k]	52,162
1,280	Nautilus, Inc.[k]	22,528
8,430	Newell Brands, Inc.	444,430
3,760	News Corporation, Class A	53,806
1,220	News Corporation, Class B	17,934
5,180	Norwegian Cruise Line Holdings, Ltd.[k]	285,263
4,236	Nutrisystem, Inc.	236,157
310	O’Reilly Automotive, Inc.[k]	63,333
1,671	Oxford Industries, Inc.	105,490
1,300	Papa John’s International, Inc.	92,729
9,820	Pinnacle Entertainment, Inc.[k]	186,580
1,550	Polaris Industries, Inc.	138,973
225	Priceline Group, Inc.[k]	456,412
2,422	PVH Corporation	288,920
2,620	Ross Stores, Inc.	144,938
1,750	Ruth’s Hospitality Group, Inc.	35,000

Shares	Common Stock (15.7%)	Value
Consumer Discretionary (2.0%) - continued
2,790	Scripps Networks Interactive, Inc.	$243,874
950	Signet Jewelers, Ltd.	58,102
5,865	Six Flags Entertainment Corporation	333,543
660	Stamps.com, Inc.[k]	97,746
210	Standard Motor Products, Inc.	10,580
5,657	Starbucks Corporation	305,365
730	Steven Madden, Ltd.[k]	29,930
210	Systemax, Inc.	3,805
3,505	Taylor Morrison Home Corporation[k]	79,283
213	Tenneco, Inc.	11,779
4,814	Time, Inc.	67,637
6,440	Toll Brothers, Inc.	248,520
8,625	Tower International, Inc.	213,038
7,468	Tuesday Morning Corporation[k]	13,816
3,345	Tupperware Brands Corporation	203,075
310	Ulta Beauty, Inc.[k]	77,875
296	Vail Resorts, Inc.	62,385
2,110	VF Corporation	131,221
180	Visteon Corporation[k]	20,077
3,117	Walt Disney Company	342,652
475	Whirlpool Corporation	84,493
2,080	Wingstop, Inc.[k]	62,421
480	Wyndham Worldwide Corporation	50,098
3,580	Zoe’s Kitchen, Inc.[k]	40,490

	Total	16,525,885

Consumer Staples (0.5%)
2,460	Altria Group, Inc.	159,826
2,320	Blue Buffalo Pet Products, Inc.[k]	51,898
7,340	Cott Corporation	114,064
7,400	CVS Health Corporation	591,482
13,009	Darling Ingredients, Inc.[k]	211,657
1,144	e.l.f. Beauty, Inc.[k]	29,023
3,740	Hain Celestial Group, Inc.[k]	167,215
800	Ingredion, Inc.	98,656
1,270	Inter Parfums, Inc.	49,276
1,630	Kimberly-Clark Corporation	200,751
3,580	MGP Ingredients, Inc.	211,077
3,601	Mondelez International, Inc.	158,516
4,430	Monster Beverage Corporation[k]	233,683
4,220	PepsiCo, Inc.	492,094
5,492	Pinnacle Foods, Inc.	326,115
442	Seneca Foods Corporation[k]	12,685
8,999	SpartanNash Company	249,632
8,400	SUPERVALU, Inc.[k]	30,072
7,360	US Foods Holding Corporation[k]	207,184
8,288	Wal-Mart Stores, Inc.	662,957

	Total	4,257,863

Energy (0.7%)
3,700	Anadarko Petroleum Corporation	168,979
2,001	Arch Coal, Inc.	152,216
11,579	Archrock, Inc.	126,790
1,342	Bill Barrett Corporation[k]	4,536
430	C&J Energy Services, Inc.[k]	13,906
2,336	California Resources Corporationk	18,968
6,040	Callon Petroleum Company[k]	68,373
7,450	Chevron Corporation	813,465
335	Cimarex Energy Company	33,175
1,900	Concho Resources, Inc.[k]	247,494
1,560	Contango Oil & Gas Company[k]	9,360
1,200	Continental Resources, Inc.[k]	40,116
931	Contura Energy, Inc.	64,611
1,043	Delek US Holdings, Inc.	27,233
6,810	Devon Energy Corporation	226,841
3,413	EQT Corporation	217,408

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

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Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (15.7%)	Value
Energy (0.7%) - continued
1,420	Era Group, Inc.[k]	$12,439
1,130	Exterran Corporation[k]	31,290
8,378	Exxon Mobil Corporation	670,575
8,190	Halliburton Company	347,584
1,370	HollyFrontier Corporation	39,511
34,531	Marathon Oil Corporation	422,314
698	Matrix Service Company[k]	7,224
1,530	NCS Multistage Holdings, Inc.[k]	34,349
2,744	Newpark Resources, Inc.[k]	22,912
1,740	Noble Corporation[k]	6,960
4,295	Oil States International, Inc.[k]	106,731
5,200	Overseas Shipholding Group, Inc.[k]	16,016
1,740	Par Pacific Holdings, Inc.[k]	31,163
3,387	Parsley Energy, Inc.[k]	99,171
7,635	Patterson-UTI Energy, Inc.	147,661
10,804	Pioneer Energy Services Corporation[k]	23,769
1,780	Pioneer Natural Resources Company	290,318
6,338	ProPetro Holding Corporation[k]	82,394
16,762	Rowan Companies plc[k]	195,613
2,340	RPC, Inc.	48,461
12,089	Smart Sand, Inc.[k]	79,546
12,183	Teekay Tankers, Ltd.	21,929
3,842	Tesco Corporation[k]	17,673
980	TETRA Technologies, Inc.[k]	2,754
3,054	U.S. Silica Holdings, Inc.	88,963
63,930	Weatherford International plc[k]	285,128
1,673	Westmoreland Coal Company[k]	7,211
15,450	Whiting Petroleum Corporation[k]	81,113
13,755	WPX Energy, Inc.[k]	148,279

	Total	5,602,522

Financials (3.3%)
2,120	Affiliated Managers Group, Inc.	393,960
2,860	AG Mortgage Investment Trust, Inc.	52,653
10,407	AGNC Investment Corporation	220,420
3,800	Ally Financial, Inc.	86,032
3,570	American International Group, Inc.	233,656
2,876	Ameris Bancorp	131,721
2,863	Aon plc	395,581
612	Argo Group International Holdings, Ltd.	36,689
3,270	Aspen Insurance Holdings, Ltd.	159,576
8,190	Assured Guaranty, Ltd.	368,632
4,819	Astoria Financial Corporation	97,247
5,960	BancorpSouth, Inc.	179,098
60,132	Bank of America Corporation	1,450,384
12,232	Bank of New York Mellon Corporation	648,663
1,118	Bank of the Ozarks, Inc.	48,242
1,575	BankFinancial Corporation	23,594
5,629	Beneficial Bancorp, Inc.	87,812
5,661	Berkshire Hathaway, Inc.[k]	990,505
8,770	Blackstone Group, LP	293,357
1,028	Blue Hills Bancorp, Inc.	19,481
10,863	Boston Private Financial Holdings, Inc.	166,747
3,350	Brookline Bancorp, Inc.	49,747
1,100	Brown & Brown, Inc.	49,060
695	Cadence Bancorporation[k]	15,874
2,860	Capital One Financial Corporation	246,475
5,370	Capstead Mortgage Corporation	52,519
159	Carolina Financial Corporation	5,349
4,830	Cathay General Bancorp	180,884
8,738	Central Pacific Financial Corporation	270,266
2,230	Chemical Financial Corporation	107,464
2,130	Chubb, Ltd.	311,960
35,367	Citigroup, Inc.	2,420,871

Shares	Common Stock (15.7%)	Value
Financials (3.3%) - continued
1,867	Citizens Financial Group, Inc.	$65,494
580	Clifton Bancorp, Inc.	9,680
16,180	CNO Financial Group, Inc.	370,198
9,606	CoBiz Financial, Inc.	169,066
7,540	Comerica, Inc.	545,217
1,313	CYS Investments, Inc.	11,174
1,902	Dynex Capital, Inc.	13,143
16,062	E*TRADE Financial Corporation[k]	658,542
1,187	Eagle Bancorp, Inc.[k]	74,128
6,531	East West Bancorp, Inc.	372,136
890	Elevate Credit, Inc.[k]	7,325
2,254	Ellington Residential Mortgage REIT	33,427
4,432	Employers Holdings, Inc.	192,127
1,470	Enova International, Inc.[k]	21,315
7,124	Enterprise Financial Services Corporation	281,754
821	Essent Group, Ltd.[k]	31,543
2,470	Everi Holdings, Inc.[k]	18,426
219	FBL Financial Group, Inc.	14,870
204	Fidelity Southern Corporation	4,296
19,283	Fifth Third Bancorp	514,856
1,076	Financial Institutions, Inc.	31,634
53,973	First BanCorp[k]	316,282
8,970	First Commonwealth Financial Corporation	116,879
1,181	First Connecticut Bancorp, Inc.	30,234
521	First Defiance Financial Corporation	26,962
1,620	First Financial Bancorp	41,472
930	First Financial Corporation	42,827
360	First Interstate BancSystem, Inc.	13,158
1,060	First Merchants Corporation	42,866
5,524	First Midwest Bancorp, Inc.	122,688
1,110	First of Long Island Corporation	31,025
4,800	First Republic Bank	481,584
3,030	FNF Group	148,046
140	Franklin Financial Network, Inc.[k]	4,837
732	Franklin Resources, Inc.	32,779
4,240	GAIN Capital Holdings, Inc.	28,450
4,204	Goldman Sachs Group, Inc.	947,287
2,711	Great Southern Bancorp, Inc.	140,836
3,405	Green Bancorp, Inc.[k]	76,442
3,461	Hamilton Lane, Inc.	77,734
626	Hancock Holding Company	28,796
7,689	Hanmi Financial Corporation	220,290
1,310	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30,458
3,959	Hanover Insurance Group, Inc.	375,551
7,555	Hartford Financial Services Group, Inc.	415,525
94	Heartland Financial USA, Inc.	4,427
4,760	Heritage Commerce Corporation	66,116
1,796	Heritage Financial Corporation	48,851
2,343	Hometrust Bancshares, Inc.[k]	56,583
8,293	Hope Bancorp, Inc.	146,206
2,815	Horace Mann Educators Corporation	103,873
2,000	Horizon Bancorp	52,740
3,630	Houlihan Lokey, Inc.	134,963
19,520	Huntington Bancshares, Inc.	258,640
1,146	IBERIABANK Corporation	92,654
1,430	Independent Bank Corporation	30,316
1,042	Infinity Property & Casualty Corporation	104,252
3,515	Interactive Brokers Group, Inc.	140,776
10,250	Intercontinental Exchange, Inc.	683,778
5,574	Invesco Mortgage Capital. Inc.	92,696
13,180	Invesco, Ltd.	458,269

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

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Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (15.7%)	Value
Financials (3.3%) - continued
6,110	Investors Bancorp, Inc.	$81,141
13,220	KeyCorp	238,489
223	Kinsale Capital Group, Inc.	8,679
653	Lakeland Bancorp, Inc.	12,636
1,490	Lazard, Ltd.	69,598
9,180	Loews Corporation	446,882
500	M&T Bank Corporation	81,575
9,886	Maiden Holdings, Ltd.	109,735
190	MarketAxess Holdings, Inc.	38,549
1,180	Meta Financial Group, Inc.	84,134
10,870	MetLife, Inc.	597,850
7,590	MGIC Investment Corporation[k]	88,575
4,490	MidWestOne Financial Group, Inc.	154,546
140	Morgan Stanley	6,566
2,170	MTGE Investment Corporation	40,362
3,860	National Bank Holdings Corporation	131,742
987	Navigators Group, Inc.	56,259
5,170	New Residential Investment Corporation	87,890
606	OFG Bancorp	6,090
1,400	Old Second Bancorp, Inc.	16,590
18,633	OM Asset Management plc	280,799
843	PacWest Bancorp	40,481
390	Peoples Bancorp, Inc.	12,714
430	Preferred Bank	24,145
1,390	Primerica, Inc.	112,660
10,315	Progressive Corporation	486,146
3,210	Provident Financial Services, Inc.	85,129
544	QCR Holdings, Inc.	24,997
2,000	Raymond James Financial, Inc.	166,380
1,560	Renasant Corporation	66,128
209	Safety Insurance Group, Inc.	14,829
5,211	Sandy Spring Bancorp, Inc.	208,648
6,510	Santander Consumer USA Holdings Inc.[k]	83,393
6,407	Seacoast Banking Corporation of Florida[k]	149,732
550	Selective Insurance Group, Inc.	27,857
14,897	SLM Corporation[k]	165,059
1,873	State Auto Financial Corporation	48,305
754	State Bank Financial Corporation	20,697
2,257	State National Companies, Inc.	47,126
3,700	State Street Corporation	344,951
3,525	Stifel Financial Corporation[k]	179,246
1,696	SVB Financial Group[k]	302,634
14,460	Synchrony Financial	438,427
12,128	Synovus Financial Corporation	527,325
4,660	TD Ameritrade Holding Corporation	213,102
600	Territorial Bancorp, Inc.	18,078
3,704	TriCo Bancshares	136,678
1,985	TriState Capital Holdings, Inc.[k]	45,655
1,180	Triumph Bancorp, Inc.[k]	33,512
11,180	TrustCo Bank Corporation	92,794
2,895	Union Bankshares Corporation	89,427
3,290	United Community Banks, Inc.	91,330
4,732	United Financial Bancorp, Inc.	85,602
387	United Fire Group, Inc.	17,461
680	Unum Group	34,088
670	Washington Trust Bancorp, Inc.	36,482
240	WesBanco, Inc.	9,175
8,963	Western Alliance Bancorp[k]	451,556
5,441	Western Asset Mortgage Capital Corporation	56,532
73	Westwood Holdings Group, Inc.	4,303
2,529	WSFS Financial Corporation	114,184

Shares	Common Stock (15.7%)	Value
Financials (3.3%) - continued
11,080	Zions Bancorporation	$502,146

	Total	27,750,819

Health Care (2.0%)
5,570	Abbott Laboratories	273,933
549	ABIOMED, Inc.[k]	81,301
1,468	Acadia Healthcare Company, Inc.[k]	77,701
638	Aerie Pharmaceuticals, Inc.[k]	34,643
2,126	Akorn, Inc.[k]	71,476
2,598	Alexion Pharmaceuticals, Inc.[k]	356,809
545	Align Technology, Inc.[k]	91,140
4,267	Amgen, Inc.	744,634
3,989	Asterias Biotherapeutics, Inc.[k]	14,161
122	Atrion Corporation	77,128
1,520	Biogen, Inc.[k]	440,177
2,450	BioMarin Pharmaceutical, Inc.[k]	214,939
1,012	Cardiovascular Systems, Inc.[k]	31,929
6,670	Catalent, Inc.[k]	231,449
6,290	Celgene Corporation[k]	851,729
1,270	Charles River Laboratories International, Inc.[k]	124,714
816	Chemed Corporation	161,160
891	ChemoCentryx, Inc.[k]	9,035
1,179	CIGNA Corporation	204,627
370	Coherus Biosciences, Inc.[k]	4,829
760	CONMED Corporation	39,003
200	Cooper Companies, Inc.	48,774
504	Danaher Corporation	41,071
850	Dentsply Sirona, Inc.	52,726
2,160	Dexcom, Inc.[k]	143,878
520	Diplomat Pharmacy, Inc.[k]	8,252
1,215	Eagle Pharmaceuticals, Inc.[k]	59,717
750	Edwards Lifesciences Corporation[k]	86,385
2,080	Evolent Health, Inc.[k]	51,376
4,142	Express Scripts Holding Company[k]	259,455
3,860	GenMark Diagnostics, Inc.[k]	45,664
5,850	GlaxoSmithKline plc ADR	237,042
519	Heska Corporation[k]	56,851
19,790	Hologic, Inc.[k]	874,916
1,290	INC Research Holdings, Inc.[k]	70,950
887	Inogen, Inc.[k]	83,715
1,548	Intersect ENT, Inc.[k]	42,415
320	Intra-Cellular Therapies, Inc.[k]	3,702
1,322	Ironwood Pharmaceuticals, Inc.[k]	23,466
8,349	Johnson & Johnson	1,108,079
2,065	Magellan Health Services, Inc.[k]	153,946
16,843	Medtronic plc	1,414,307
12,370	Merck & Company, Inc.	790,196
440	Mettler-Toledo International, Inc.[k]	252,155
3,930	Mylan NVk	153,231
6,360	Myriad Genetics, Inc.[k]	154,357
1,007	National Healthcare Corporation	65,626
1,478	Neurocrine Biosciences, Inc.[k]	70,988
1,371	Nevro Corporation[k]	117,988
3,093	NuVasive, Inc.[k]	203,488
3,380	Omnicell, Inc.[k]	167,648
1,590	PerkinElmer, Inc.	104,670
1,670	Perrigo Company plc	125,116
34,110	Pfizer, Inc.	1,131,088
1,011	PharMerica Corporation[k]	25,427
280	Prothena Corporation plc[k]	17,293
728	Tactile Systems Technology, Inc.[k]	21,512
1,274	Teleflex, Inc.	263,998
3,813	Thermo Fisher Scientific, Inc.	669,296
1,234	Triple-S Management Corporation[k]	19,102
9,968	UnitedHealth Group, Inc.	1,911,962

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

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Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (15.7%)	Value
Health Care (2.0%) - continued
800	Universal Health Services, Inc.	$88,664
1,145	Veeva Systems, Inc.[k]	73,005
1,206	Vertex Pharmaceuticals, Inc.[k]	183,095
450	Waters Corporation[k]	78,048
690	West Pharmaceutical Services, Inc.	61,203
4,780	Wright Medical Group NVk	125,571
1,640	Zimmer Biomet Holdings, Inc.	198,965
8,640	Zoetis, Inc.	540,173

	Total	16,617,069

Industrials (2.1%)
1,590	ABM Industries, Inc.	70,946
1,139	Acco Brands Corporation[k]	13,269
11,237	Advanced Disposal Services, Inc.[k]	271,711
3,016	AECOM[k]	96,210
4,789	Aegion Corporation[k]	114,649
2,620	AGCO Corporation	189,007
2,279	Allison Transmission Holdings, Inc.	86,146
5,907	AMETEK, Inc.	363,753
902	Astec Industries, Inc.	45,343
5,104	AZZ, Inc.	258,773
5,153	Babcock & Wilcox Enterprises, Inc.[k]	54,106
2,220	Barnes Group, Inc.	133,600
1,620	Boeing Company	392,785
1,125	Brink’s Company	87,919
3,475	BWX Technologies, Inc.	183,063
2,774	CBIZ, Inc.[k]	41,194
1,198	CIRCOR International, Inc.	59,972
1,700	Colfax Corporation[k]	70,176
4,821	Comfort Systems USA, Inc.	160,539
5,313	Costamare, Inc.	34,163
490	Crane Company	36,995
162	CSW Industrials, Inc.[k]	6,326
11,924	CSX Corporation	588,330
2,470	Cummins, Inc.	414,713
1,140	Curtiss-Wright Corporation	109,919
4,360	Delta Air Lines, Inc.	215,210
4,647	Dover Corporation	390,348
3,363	Eaton Corporation plc	263,155
5,484	EMCOR Group, Inc.	370,170
2,560	Encore Wire Corporation	114,176
1,460	EnerSys	105,514
565	Equifax, Inc.	82,174
689	ESCO Technologies, Inc.	42,511
4,405	Federal Signal Corporation	81,492
2,900	Fortune Brands Home and Security, Inc.	190,443
740	Franklin Electric Company, Inc.	29,896
1,155	Gardner Denver Holdings, Inc.[k]	26,519
25,797	General Electric Company	660,661
1,570	Genesee & Wyoming, Inc.[k]	102,301
2,089	Gibraltar Industries, Inc.[k]	62,357
3,380	Granite Construction, Inc.	165,688
8,470	Harsco Corporation[k]	130,861
693	Healthcare Services Group, Inc.	36,209
802	Heico Corporation	64,457
410	Heidrick & Struggles International, Inc.	7,421
570	Herman Miller, Inc.	19,195
8,023	Honeywell International, Inc.	1,092,091
670	Hubbell, Inc.	79,589
700	Huntington Ingalls Industries, Inc.	144,277
318	Hyster-Yale Materials Handling, Inc.	22,533
2,065	ICF International, Inc.[k]	93,441
3,340	Ingersoll-Rand plc	293,519
15,712	Interface, Inc.	297,742

Shares	Common Stock (15.7%)	Value
Industrials (2.1%) - continued
770	International Seaways, Inc.[k]	$17,564
1,590	ITT Corporation	65,190
1,100	JB Hunt Transport Services, Inc.	99,781
1,770	KAR Auction Services, Inc.	74,411
240	Kelly Services, Inc.	5,345
2,987	Kforce, Inc.	55,857
3,900	Kirby Corporation[k]	237,510
980	Lincoln Electric Holdings, Inc.	85,515
940	Lindsay Corporation	86,170
5,900	Masco Corporation	224,967
760	Masonite International Corporation[k]	59,014
120	McGrath Rentcorp	4,264
670	Meritor, Inc.[k]	11,578
490	Middleby Corporation[k]	64,033
1,380	Moog, Inc.[k]	102,562
8,030	MRC Global, Inc.[k]	131,210
350	Mueller Industries, Inc.	11,025
3,591	MYR Group, Inc.[k]	114,230
3,687	Navigant Consulting, Inc.[k]	62,421
16,366	NCI Building Systems, Inc.[k]	294,588
2,600	Norfolk Southern Corporation	292,708
1,270	Old Dominion Freight Line, Inc.	121,806
1,157	On Assignment, Inc.[k]	56,982
2,256	Orbital ATK, Inc.	230,518
790	Orion Group Holdings, Inc.[k]	5,546
4,244	Oshkosh Corporation	292,242
841	Parker Hannifin Corporation	139,589
2,285	PGT Innovations, Inc.[k]	29,705
711	Ply Gem Holdings, Inc.[k]	12,442
393	Proto Labs, Inc.[k]	29,043
590	Quanex Building Products Corporation	12,685
1,922	Radiant Logistics, Inc.[k]	8,322
2,560	Raven Industries, Inc.	88,064
3,733	Raytheon Company	641,217
300	Regal-Beloit Corporation	25,005
2,930	Rockwell Collins, Inc.	312,133
1,350	Roper Industries, Inc.	313,821
3,828	Saia, Inc.[k]	208,052
14,986	Southwest Airlines Company	831,873
1,180	SP Plus Corporation[k]	38,586
2,525	SPX Corporation[k]	69,488
2,785	SPX FLOW, Inc.[k]	98,756
630	Stanley Black & Decker, Inc.	88,635
5,160	Team, Inc.[k]	74,046
734	Tennant Company	55,454
2,630	Terex Corporation	103,543
2,970	TPI Composites, Inc.[k]	55,955
6,267	TransUnion[k]	287,217
5,975	TriMas Corporation[k]	145,491
385	Triton International, Ltd.	13,883
3,697	TrueBlue, Inc.[k]	94,458
2,840	United Continental Holdings, Inc.[k]	192,211
4,010	United Parcel Service, Inc.	442,263
2,020	United Rentals, Inc.[k]	240,299
1,500	United Technologies Corporation	177,855
3,273	Univar, Inc.[k]	101,594
412	Universal Forest Products, Inc.	34,546
1,904	Universal Truckload Services, Inc.	27,703
122	Valmont Industries, Inc.	18,629
1,235	Vectrus, Inc.[k]	42,002
1,740	WABCO Holdings, Inc.[k]	239,372
1,318	WageWorks, Inc.[k]	85,934
6,463	Waste Connections, Inc.	419,966
255	Watsco, Inc.	38,446
1,300	Willdan Group, Inc.[k]	43,693

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

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Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (15.7%)	Value
Industrials (2.1%) - continued
2,103	Xylem, Inc.	$119,303

	Total	17,875,873

Information Technology (3.6%)
1,060	2U, Inc.[k]	54,855
5,420	Advanced Micro Devices, Inc.[k]	73,766
6,380	Agilent Technologies, Inc.	381,460
7,085	Akamai Technologies, Inc.[k]	333,987
2,740	Alliance Data Systems Corporation	661,518
967	Alphabet, Inc., Class Ak	914,299
984	Alphabet, Inc., Class Ck	915,612
634	Ambarella, Inc.[k]	31,732
703	American Software, Inc.	6,819
3,920	Amphenol Corporation	300,350
1,230	Analog Devices, Inc.	97,182
9,710	Apple, Inc.	1,444,168
5,032	Applied Materials, Inc.	222,968
2,987	Arista Networks, Inc.[k]	445,929
8,342	Arrow Electronics, Inc.[k]	678,121
465	Aspen Technology, Inc.[k]	26,445
870	Atkore International Group, Inc.[k]	18,113
315	Autobytel, Inc.[k]	3,468
2,000	Belden, Inc.	143,880
1,268	Benchmark Electronics, Inc.[k]	42,668
6,440	Booz Allen Hamilton Holding Corporation	220,892
4,050	Brooks Automation, Inc.	99,468
1,010	CA, Inc.	31,350
911	Cavium, Inc.[k]	56,427
1,851	CDW Corporation	117,409
14,790	Ciena Corporation[k]	380,843
57,300	Cisco Systems, Inc.	1,802,085
352	Cognex Corporation	33,461
5,268	Cognizant Technology Solutions Corporation	365,178
560	CommerceHub, Inc.[k]	10,069
3,150	CommVault Systems, Inc.[k]	187,583
1,725	Comtech Telecommunications Corporation	31,050
2,064	Conduent Incorporated[k]	34,077
2,552	CoreLogic, Inc.[k]	116,244
1,947	Criteo SA ADR[k]	98,518
264	Descartes Systems Group, Inc.[k]	6,626
5,200	Dolby Laboratories, Inc.	269,100
7,563	DST Systems, Inc.	415,209
9,801	eBay, Inc.[k]	350,190
5,642	Endurance International Group Holdings, Inc.[k]	52,189
1,260	Entegris, Inc.[k]	32,886
1,895	Envestnet, Inc.[k]	74,000
730	Euronet Worldwide, Inc.[k]	70,525
15,803	EVERTEC, Inc.	282,084
720	ExlService Holdings, Inc.[k]	41,436
4,400	Extreme Networks, Inc.[k]	38,676
7,570	Facebook, Inc.[k]	1,281,223
5,660	Fidelity National Information Services, Inc.	516,305
1,610	Finisar Corporation[k]	43,824
3,671	Fiserv, Inc.[k]	471,724
14,890	FLIR Systems, Inc.	555,695
234	Forrester Research, Inc.	9,547
5,530	Fortinet, Inc.[k]	204,112
1,180	Global Payments, Inc.	111,357
3,031	Guidewire Software, Inc.[k]	218,717
8,730	HP, Inc.	166,743
840	IAC/InterActiveCorporation[k]	87,889

Shares	Common Stock (15.7%)	Value
Information Technology (3.6%) - continued
610	II-VI, Inc.[k]	$23,241
6,256	Insight Enterprises, Inc.[k]	253,493
510	Integrated Device Technology, Inc.[k]	13,331
19,790	Intel Corporation	701,951
881	IXYS Corporation[k]	15,329
6,062	Keysight Technologies, Inc.[k]	252,119
2,190	Lam Research Corporation	349,217
4,407	Liberty Tripadvisor Holdings, Inc.[k]	51,782
1,520	M/A-COM Technology Solutions Holdings, Inc.[k]	92,036
2,742	ManTech International Corporation	108,912
10,980	MasterCard, Inc.	1,403,244
1,020	Maxim Integrated Products, Inc.	46,349
2,193	Methode Electronics, Inc.	87,172
1,790	Microsemi Corporation[k]	93,223
26,794	Microsoft Corporation	1,947,924
546	Mitek Systems, Inc.[k]	5,187
450	Mobileye NVk	28,485
1,102	Monolithic Power Systems, Inc.	112,757
4,620	National Instruments Corporation	190,067
2,310	New Relic, Inc.[k]	108,478
1,500	Nice, Ltd. ADR	111,990
3,543	NRG Yield, Inc., Class A	64,589
1,288	NVIDIA Corporation	209,313
1,630	NXP Semiconductors NVk	179,838
6,240	ON Semiconductor Corporation[k]	93,288
28,739	Oracle Corporation	1,434,938
610	Paylocity Holding Corporation[k]	27,737
12,325	PayPal Holdings, Inc.[k]	721,629
2,874	Pegasystems, Inc.	173,733
3,021	Progress Software Corporation	96,702
1,779	Proofpoint, Inc.[k]	151,642
2,106	Q2 Holdings, Inc.[k]	81,923
5,354	Red Hat, Inc.[k]	529,350
3,397	Rudolph Technologies, Inc.[k]	84,076
12,090	Salesforce.com, Inc.[k]	1,097,772
430	ScanSource, Inc.[k]	17,028
6,449	Sequans Communications SA ADR[k]	23,732
2,910	ServiceNow, Inc.[k]	321,410
210	Silicon Laboratories, Inc.[k]	15,771
612	Sonus Networks, Inc.[k]	4,180
1,100	SS&C Technologies Holdings, Inc.	42,636
4,181	Synopsys, Inc.[k]	320,139
2,356	Teradyne, Inc.	81,494
5,680	Texas Instruments, Inc.	462,238
257	TiVo Corp	5,037
6,353	Total System Services, Inc.	403,161
12,901	Travelport Worldwide, Ltd.	184,484
1,630	Trimble, Inc.[k]	61,011
6,275	Twitter, Inc.[k]	100,965
868	Tyler Technologies, Inc.[k]	149,131
186	Ultimate Software Group, Inc.[k]	41,982
438	VASCO Data Security International, Inc.[k]	5,913
1,026	Verint Systems, Inc.[k]	40,681
5,409	Virtusa Corporation[k]	179,308
9,670	Visa, Inc.	962,745
847	Western Digital Corporation	72,097
1,540	Xerox Corporation	47,232
2,720	Xilinx, Inc.	172,067
1,330	XO Group, Inc.[k]	24,312
9,484	Zix Corporation[k]	50,550

	Total	30,414,172

Materials (0.6%)
1,349	American Vanguard Corporation	23,877

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (15.7%)	Value
Materials (0.6%) - continued
10,335	Axalta Coating Systems, Ltd.[k]	$325,552
1,236	Balchem Corporation	95,914
5,369	Boise Cascade Company[k]	162,949
1,260	Celanese Corporation	121,174
6,700	CF Industries Holdings, Inc.	196,645
850	Chemours Company	40,468
5,591	Continental Building Products, Inc.[k]	123,002
5,179	Crown Holdings, Inc.[k]	307,995
5,233	Eastman Chemical Company	435,176
3,410	Ecolab, Inc.	448,995
6,713	Ferro Corporation[k]	129,158
3,391	Ferroglobe plc	43,337
3,560	Ferroglobe Representation & Warranty Insurance Trusth,[k]	0
3,430	FMC Corporation	261,983
6,373	Graphic Packaging Holding Company	84,060
2,265	Innospec, Inc.	141,336
250	International Paper Company	13,745
1,635	Kadant, Inc.	127,612
480	Koppers Holdings, Inc.[k]	17,424
730	Kraton Performance Polymers, Inc.[k]	27,156
640	Martin Marietta Materials, Inc.	144,915
1,530	Materion Corporation	58,828
4,355	Myers Industries, Inc.	74,035
730	Neenah Paper, Inc.	58,327
2,140	Nucor Corporation	123,414
2,350	Nutanix, Inc.[k]	49,926
1,710	Olin Corporation	50,411
7,453	OMNOVA Solutions, Inc.[k]	70,058
16,570	Owens-Illinois, Inc.[k]	396,023
743	Packaging Corporation of America	81,344
910	PolyOne Corporation	33,288
3,660	Quantenna Communications, Inc.[k]	73,969
699	Quantum Corporation[k]	5,662
1,656	Rayonier Advanced Materials, Inc.	24,691
2,260	RPM International, Inc.	117,226
3,710	Ryerson Holding Corporation[k]	32,091
1,690	Schnitzer Steel Industries, Inc.	43,602
1,640	Schweitzer-Mauduit International, Inc.	63,009
834	Scotts Miracle-Gro Company	80,056
1,430	Sensient Technologies Corporation	106,335
1,301	Silgan Holdings, Inc.	39,420
5,465	Steel Dynamics, Inc.	193,516
430	W. R. Grace & Company	29,653
7,237	Westrock Company	415,549

	Total	5,492,906

Real Estate (0.5%)
1,220	American Assets Trust, Inc.	49,544
2,639	Ares Commercial Real Estate Corporation	33,779
15,129	Armada Hoffler Properties, Inc.	200,611
1,280	Ashford Hospitality Prime, Inc.	13,261
1,530	Bluerock Residential Growth REIT, Inc.	20,594
9,825	Brixmor Property Group, Inc.	192,472
900	Camden Property Trust	80,730
4,107	Cedar Realty Trust, Inc.	21,274
4,732	Chatham Lodging Trust	97,858
1,934	City Office REIT, Inc.	24,581
4,306	Cousins Properties, Inc.	39,572
1,400	CyrusOne, Inc.	83,594
15,280	DDR Corporation	155,703
700	Digital Realty Trust, Inc.	80,738
2,390	Douglas Emmett, Inc.	91,441

Shares	Common Stock (15.7%)	Value
Real Estate (0.5%) - continued
4,300	Duke Realty Corporation	$122,937
2,610	Equity Commonwealth[k]	82,424
620	Equity Lifestyle Properties, Inc.	54,126
2,210	Franklin Street Properties Corporation	23,360
3,200	General Growth Properties, Inc.	72,352
5,485	GEO Group, Inc.	160,985
2,800	HFF, Inc.	102,816
3,840	Hospitality Properties Trust	111,590
4,539	Host Hotels & Resorts, Inc.	84,698
280	Hudson Pacific Properties, Inc.	9,162
10,373	InfraREIT, Inc.c	233,289
3,433	Invitation Homes, Inc.	73,192
5,901	Liberty Property Trust	247,960
2,221	Mid-America Apartment Communities, Inc.	229,940
4,109	National Storage Affiliates Trust	94,343
128	One Liberty Properties, Inc.	3,146
8,827	Outfront Media, Inc.	201,873
1,509	Pebblebrook Hotel Trust	50,808
2,340	Physicians Realty Trust	43,571
1,660	Ramco-Gershenson Properties Trust	23,389
650	RE/MAX Holdings, Inc.	37,797
670	Realogy Holdings Corporation	22,244
6,060	Retail Properties of America, Inc.	80,174
90	RMR Group, Inc.	4,397
330	Saul Centers, Inc.	19,523
1,570	SBA Communications Corporation[k]	215,953
3,279	Terreno Realty Corporation	113,519
5,250	UDR, Inc.	205,222
2,815	Urstadt Biddle Properties, Inc.	58,946
2,210	Xenia Hotels & Resorts, Inc.	44,907

	Total	4,014,395

Telecommunications Services (0.1%)
6,470	AT&T, Inc.	252,330
340	Spok Holdings, Inc.	5,576
10,533	Verizon Communications, Inc.	509,797
12,292	Vonage Holdings Corporation[k]	81,250

	Total	848,953

Utilities (0.3%)
7,270	AES Corporation	81,279
350	Alliant Energy Corporation	14,186
1,230	American States Water Company	60,823
1,093	Artesian Resources Corporation	42,507
9,018	CMS Energy Corporation	416,992
111	Connecticut Water Service, Inc.	6,325
860	Consolidated Water Company, Ltd.	11,094
1,303	Eversource Energy	79,209
1,780	MDU Resources Group, Inc.	46,903
750	Middlesex Water Company	29,430
1,340	New Jersey Resources Corporation	56,481
2,390	NorthWestern Corporation	138,118
2,030	NRG Energy, Inc.	49,979
1,280	NRG Yield, Inc., Class C	23,808
16,097	OGE Energy Corporation	577,238
11,400	PG&E Corporation	771,666
2,270	PNM Resources, Inc.	90,460
560	Portland General Electric Company	25,026
2,050	Public Service Enterprise Group, Inc.	92,189
880	Southwest Gas Holdings, Inc.	70,488
39	Unitil Corporation	1,979

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (15.7%)	Value
Utilities (0.3%) - continued
1,099	Vectren Corporation	$66,061

	Total	2,752,241

	Total Common Stock (cost $107,043,115)	132,152,698

Shares	Preferred Stock (<0.1%)	Value
Energy (<0.1%)
692	Alpha Natural Resources, Inc., 0.000%[k]	11,764
692	ANR Holdings, Inc., 0.000%[k]	2,768

	Total	14,532

	Total Preferred Stock (cost $1,136)	14,532

Shares	Collateral Held for Securities Loaned (0.3%)	Value
2,535,445	Thrivent Cash Management Trust	2,535,445

	Total Collateral Held for Securities Loaned (cost $2,535,445)	2,535,445

Shares or Principal Amount	Short-Term Investments (16.1%)[l]	Value
	Federal Home Loan Bank Discount Notes
2,800,000	1.030%, 8/11/2017[m]	2,799,221
300,000	0.980%, 8/23/2017[m]	299,817
200,000	1.025%, 9/5/2017[m]	199,804
400,000	1.035%, 9/27/2017[m]	399,360
	Thrivent Core Short-Term Reserve Fund
13,092,039	1.280%	130,920,391
	U.S. Treasury Bills
300,000	0.870%, 8/3/2017[n]	299,984
300,000	0.958%, 9/7/2017	299,702

	Total Short-Term Investments (cost $135,218,245)	135,218,279

	Total Investments (cost $852,943,435) 112.7%	$946,470,611

	Other Assets and Liabilities, Net (12.7%)	(107,011,242)

	Total Net Assets 100.0%	$839,459,369

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2017, the value of these investments was $31,324,020 or 3.7% of total net assets.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2017.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2017.
g	All or a portion of the security is on loan.
h	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	At July 31, 2017, $69,996 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Conservative Allocation Fund as of July 31, 2017 was $13,573,119 or 1.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2017.

Security	Acquisition Date	Cost
ALM Loan Funding CLO, 10/17/2026	4/28/2017	$425,000
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	162,035
Apidos CLO XVIII, 7/22/2026	4/4/2017	400,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	170,000
Betony CLO, Ltd., 4/15/2027	11/17/2016	150,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	170,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	300,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	175,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	151,282
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	175,000
COLT Mortgage Loan Trust, 12/26/2046	12/14/2016	273,894
Digicel, Ltd., 4/15/2021	8/18/2014	555,524
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	567,063
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	170,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	130,002
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	550,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	250,000
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	498,750
Limerock CLO III, LLC, 10/20/2026	1/30/2017	500,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	450,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	525,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Security	Acquisition Date	Cost
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	$523,640
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	173,393
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	250,000
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	110,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	525,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	425,000
OHA Loan Funding, LLC, 10/20/2026	3/9/2017	500,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	170,000
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	400,000
Shackleton, Ltd., 4/15/2027	12/16/2016	525,000
Stanwich Mortgage Loan Company, LLC, 3/16/2022	4/6/2017	426,924
Sunset Mortgage Loan Company, LLC, 6/16/2047	6/15/2017	645,804
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	298,889
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	75,736
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	500,000
Verus Securitization Trust, 1/25/2047	2/16/2017	433,472
Verus Securitization Trust, 7/25/2047	7/24/2017	649,959
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	169,745

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Fund as of July 31, 2017:

Securities Lending Transactions

Taxable Debt Security	$2,436,059

Total lending	$2,436,059
Gross amount payable upon return of collateral for securities loaned	$2,535,445

Net amounts due to counterparty	$99,386

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$97,880,091
Gross unrealized depreciation	(4,352,915)

Net unrealized appreciation (depreciation)	$93,527,176
Cost for federal income tax purposes	$852,943,435

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,297,029	–	1,047,692	249,337
Capital Goods	1,587,269	–	1,587,269	–
Communications Services	5,717,152	–	5,629,506	87,646
Consumer Cyclical	3,172,270	–	2,473,645	698,625
Consumer Non-Cyclical	3,354,873	–	3,354,873	–
Energy	945,427	–	945,427	–
Financials	1,463,328	–	1,463,328	–
Technology	1,476,010	–	1,476,010	–
Transportation	997,436	–	551,324	446,112
Utilities	927,096	–	927,096	–
Long-Term Fixed Income
Asset-Backed Securities	20,783,742	–	20,783,742	–
Basic Materials	4,342,278	–	4,120,504	221,774
Capital Goods	6,430,046	–	6,430,046	–
Collateralized Mortgage Obligations	10,208,885	–	9,558,885	650,000
Commercial Mortgage-Backed Securities	11,656,606	–	11,656,606	–
Communications Services	15,979,211	–	15,979,211	–
Consumer Cyclical	9,038,390	–	9,038,390	–
Consumer Non-Cyclical	15,291,811	–	15,291,811	–
Energy	13,164,859	–	13,164,859	–
Financials	36,588,542	–	36,588,542	–
Foreign Government	1,544,226	–	1,544,226	–
Mortgage-Backed Securities	107,234,670	–	107,234,670	–
Technology	7,450,710	–	7,371,351	79,359
Transportation	2,478,891	–	2,478,891	–
U.S. Government and Agencies	96,274,963	–	96,274,963	–
Utilities	10,797,148	–	10,797,148	–
Registered Investment Companies
Affiliated Fixed Income Holdings	126,675,363	126,675,363	–	–
Affiliated Equity Holdings	143,624,244	143,624,244	–	–
Fixed Income Funds/Exchange Traded Funds	12,184,795	12,184,795	–	–
Equity Funds/Exchange Traded Funds	3,862,387	3,862,387	–	–
Common Stock
Consumer Discretionary	16,525,885	16,525,885	–	–
Consumer Staples	4,257,863	4,257,863	–	–
Energy	5,602,522	5,602,522	–	–
Financials	27,750,819	27,750,819	–	–
Health Care	16,617,069	16,617,069	–	–
Industrials	17,875,873	17,875,873	–	–
Information Technology	30,414,172	30,414,172	–	–
Materials^	5,492,906	5,492,906	–	0
Real Estate	4,014,395	4,014,395	–	–
Telecommunications Services	848,953	848,953	–	–
Utilities	2,752,241	2,752,241	–	–
Preferred Stock
Energy	14,532	–	14,532	–
Short-Term Investments	4,297,888	–	4,297,888	–
Subtotal Investments in Securities	$813,014,775	$418,499,487	$392,082,435	$2,432,853

Other Investments *	Total
Short-Term Investments	130,920,391
Collateral Held for Securities Loaned	2,535,445
Subtotal Other Investments	$133,455,836
Total Investments at Value	$946,470,611

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,253,590	1,253,590	–	–
Total Asset Derivatives	$1,253,590	$1,253,590	$–	$–

Liability Derivatives
Futures Contracts	260,453	260,453	–	–
Total Liability Derivatives	$260,453	$260,453	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Conservative Allocation Fund’s futures contracts held as of July 31, 2017. Investments and/or cash totaling $3,398,286 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(58)	September 2017	($12,543,417)	($12,547,937)	($4,520)
5-Yr. U.S. Treasury Bond Futures	81	September 2017	9,566,477	9,570,023	3,546
10-Yr. U.S. Treasury Bond Futures	(49)	September 2017	(6,152,023)	(6,168,641)	(16,618)
20-Yr. U.S. Treasury Bond Futures	139	September 2017	21,203,381	21,262,656	59,275
CME Ultra Long Term U.S. Treasury Bond	(18)	September 2017	(2,929,581)	(2,961,000)	(31,419)
ICE mini MSCI EAFE Index	478	September 2017	45,257,977	46,339,710	1,081,733
ICE US mini MSCI Emerging Markets Index	40	September 2017	2,019,964	2,129,000	109,036
NYBOT NYF mini Russell 2000 Index	(258)	September 2017	(18,289,105)	(18,374,760)	(85,655)
S&P 400 Index Mini-Futures	(125)	September 2017	(21,875,259)	(21,997,500)	(122,241)
Total Futures Contracts					$993,137

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at July 31, 2017	Value July 31, 2017	Income Earned November 1, 2016 - July 31, 2017
Small Cap Stock	$4,186,370	$194,621	$–	210,863	$5,252,590	$20,836
Mid Cap Stock	12,937,979	586,884	–	561,535	15,576,986	54,530
Partner Worldwide Allocation	33,135,261	767,844	–	3,494,435	38,438,788	767,844
Large Cap Growth	21,833,703	119,126	–	2,441,728	25,955,564	–
Large Cap Value	48,731,496	2,430,489	–	2,607,494	57,182,344	807,925
Large Cap Stock	1,030,981	45,075	–	43,007	1,217,972	16,079
High Yield	20,243,656	857,100	–	4,430,101	21,707,494	868,457
Income	65,511,956	1,746,322	–	7,274,321	67,214,726	1,651,825
Limited Maturity Bond	37,196,061	525,677	–	3,022,670	37,753,143	526,074
Cash Management Trust- Collateral Investment	2,400,919	31,379,923	31,245,397	2,535,445	2,535,445	20,479
Core Short-Term Reserve	148,809,768	112,123,412	130,012,789	13,092,039	130,920,391	1,185,713
Total Value and Income Earned	$396,018,150				$403,755,443	$5,919,762

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Bank Loans (15.2%)[a]	Value
Basic Materials (0.9%)
	Arch Coal, Inc., Term Loan
$339,150	5.234%, 3/7/2024	$341,778
	Chemours Company, Term Loan
234,363	3.730%, 5/12/2022	235,926
	Contura Energy, Inc., Term Loan
612,675	6.260%, 3/17/2024	592,763
	Ineos Finance, LLC, Term Loan
795,427	4.007%, 3/31/2022	799,547
	Peabody Energy Corporation, Term Loan
151,129	5.734%, 3/31/2022	152,376
	Tronox Pigments BV, Term Loan
781,695	4.796%, 3/19/2020	787,277

	Total	2,909,667

Capital Goods (1.3%)
	Advanced Disposal Services, Inc., Term Loan
382,993	3.944%, 11/10/2023	385,926
	Berry Plastics Corporation, Term Loan
810,000	3.474%, 2/8/2020	813,208
295,000	3.474%, 1/6/2021	295,770
109,725	3.724%, 1/19/2024	110,137
	Cortes NP Intermediate Holding II Corporation, Term Loan
1,175,000	5.234%, 11/30/2023	1,185,281
	Reynolds Group Holdings, Inc., Term Loan
282,866	4.234%, 2/5/2023	284,037
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,114,868	4.234%, 5/15/2022	1,114,400

	Total	4,188,759

Communications Services (4.3%)
	Altice Financing SA, Term Loan
314,213	4.054%, 7/15/2025	314,762
	Altice US Finance I Corporation, Term Loan
395,000	3.483%, 7/14/2025	393,815
	Atlantic Broadband Penn, LLC, Term Loan
339,942	3.734%, 11/30/2019	340,224
	Beasley Broadcast Group, Inc., Term Loan
186,792	7.234%, 11/1/2023	188,660
	Birch Communication Inc., Term Loan
567,087	8.550%, 7/18/2020	394,125
	CBS Radio, Inc., Term Loan
105,000	0.000%, 10/17/2023[b,c]	105,066
	Cengage Learning Acquisitions, Term Loan
771,235	5.474%, 6/7/2023	727,761
	Charter Communications Operating, LLC, Term Loan
323,316	3.240%, 7/1/2020	325,014
318,342	3.240%, 1/3/2021	320,023
	Cincinnati Bell, Inc., Term Loan
248,546	4.227%, 9/10/2020	249,168
	Coral-US Co-Borrower, LLC, Term Loan
675,000	4.734%, 11/19/2024	675,189

Principal Amount	Bank Loans (15.2%)[a]	Value
Communications Services (4.3%) - continued
	CSC Holdings, LLC, Term Loan
$523,688	3.476%, 7/17/2025	$522,509
	Gray Television, Inc., Term Loan
323,375	3.724%, 2/7/2024	324,724
	Hargray Merger Subsidiary Corporation, Term Loan
250,000	4.234%, 3/24/2024	250,625
	Intelsat Jackson Holdings SA, Term Loan
217,409	4.000%, 6/30/2019	216,683
	Level 3 Financing, Inc., Term Loan
1,000,000	3.479%, 2/22/2024	1,003,910
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
785,000	4.804%, 1/7/2022	775,517
160,000	8.054%, 7/7/2023	159,200
	LTS Buyer, LLC, Term Loan
736,372	4.546%, 4/13/2020	738,949
	McGraw-Hill Global Education Holdings, LLC, Term Loan
653,400	5.234%, 5/4/2022	644,311
	Mediacom Illinois, LLC, Term Loan
284,287	3.450%, 2/15/2024	285,709
	NEP/NCP Holdco, Inc., Term Loan
787,969	4.484%, 7/21/2022	785,999
	New LightSquared, Term Loan
169,154	19.939%, 12/7/2020	163,868
	Sable International Finance, Ltd., Term Loan
800,000	0.000%, 1/31/2025[b,c]	800,224
	SBA Senior Finance II, LLC, Term Loan
557,750	3.490%, 3/24/2021	560,751
	SFR Group SA, Term Loan
284,288	4.061%, 6/22/2025	283,577
	Sprint Communications, Inc., Term Loan
1,172,062	3.750%, 2/2/2024	1,175,872
	TNS, Inc., Term Loan
287,883	5.240%, 2/15/2020	289,322
	Univision Communications, Inc., Term Loan
522,569	3.984%, 3/15/2024	520,463
	WideOpenWest Finance, LLC, Term Loan
980,000	4.476%, 8/6/2023	979,843

	Total	14,515,863

Consumer Cyclical (2.4%)
	Amaya Holdings BV, Term Loan
1,031,009	4.796%, 8/1/2021	1,035,267
	Boyd Gaming Corporation, Term Loan
262,627	3.694%, 9/15/2023	263,638
	Burlington Coat Factory Warehouse Corporation, Term Loan
435,997	3.980%, 7/29/2021	437,907
	Ceridian HCM Holding, Inc., Term Loan
240,398	4.734%, 9/15/2020	240,398
	Eldorado Resorts, Inc., Term Loan
264,338	3.563%, 4/17/2024	263,677
	Four Seasons Hotels, Ltd., Term Loan
498,747	3.734%, 11/30/2023	502,642
	Golden Nugget, Inc., Term Loan
324,935	4.710%, 11/21/2019	327,576

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Bank Loans (15.2%)[a]	Value
Consumer Cyclical (2.4%) - continued
	Golden Nugget, Inc., Term Loan Delayed Draw
$142,634	4.680%, 11/21/2019	$143,794
	IMG Worldwide, Inc., Term Loan
200,000	8.484%, 5/6/2022	202,500
	Michaels Stores, Inc., Term Loan
577,675	3.981%, 1/28/2023	577,750
	Mohegan Tribal Gaming Authority, Term Loan
761,524	5.234%, 10/13/2023[b,c]	770,251
	Scientific Games International, Inc., Term Loan
1,356,600	5.233%, 10/1/2021	1,357,875
1,390,000	0.000%, 8/14/2024[b,c]	1,391,737
	Seminole Hard Rock Entertainment, Inc., Term Loan
591,224	4.046%, 5/14/2020	593,690

	Total	8,108,702

Consumer Non-Cyclical (2.2%)
	Air Medical Group Holdings, Inc., Term Loan
1,335,350	5.226%, 4/28/2022	1,326,176
	Albertson’s, LLC, Term Loan
601,194	4.251%, 6/22/2023	600,359
	CHS/Community Health Systems, Inc., Term Loan
88,525	3.963%, 12/31/2019	88,494
607,083	4.213%, 1/27/2021	605,905
	Endo Luxembourg Finance Company I SARL., Term Loan
435,000	5.500%, 4/27/2024	441,525
	Grifols Worldwide Operations USA, Inc., Term Loan
488,775	3.444%, 1/23/2025	491,322
	JBS USA LUX SA, Term Loan
982,537	3.804%, 10/30/2022	973,636
	Libbey Glass, Inc., Term Loan
252,509	4.224%, 4/9/2021	228,836
	Ortho-Clinical Diagnostics, Inc., Term Loan
698,408	5.046%, 6/30/2021	700,803
	Revlon Consumer Products Corporation, Term Loan
447,174	4.734%, 9/7/2023	403,324
	Valeant Pharmaceuticals International, Inc., Term Loan
1,553,861	5.980%, 4/1/2022	1,582,639

	Total	7,443,019

Energy (0.5%)
	Energy Solutions, LLC, Term Loan
324,706	6.990%, 5/29/2020	327,953
	Houston Fuel Oil Terminal, LLC, Term Loan
674,915	4.800%, 8/19/2021	673,227
	McJunkin Red Man Corporation, Term Loan
273,594	5.234%, 11/9/2019	275,646
	MEG Energy Corporation, Term Loan
314,212	4.733%, 12/31/2023	312,447
	Pacific Drilling SA, Term Loan
523,200	4.750%, 6/3/2018	196,634

	Total	1,785,907

Principal Amount	Bank Loans (15.2%)[a]	Value
Financials (1.0%)
	ASP AMC Merger Sub, Inc., Term Loan
$919,516	4.796%, 4/13/2024	$916,068
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
455,000	3.478%, 9/20/2020	454,809
	Colorado Buyer, Inc., Term Loan
160,000	4.170%, 5/1/2024	161,400
85,000	8.420%, 5/1/2025	86,063
	Digicel International Finance, Ltd., Term Loan
280,000	4.940%, 5/10/2024	283,290
	DJO Finance, LLC, Term Loan
210,700	4.481%, 6/7/2020	209,779
	Gartner, Inc., Term Loan
129,675	3.234%, 4/5/2024	130,567
	MoneyGram International, Inc., Term Loan
547,250	4.546%, 3/28/2020	547,020
	TransUnion, LLC, Term Loan
387,998	3.734%, 4/9/2023	388,572

	Total	3,177,568

Technology (1.7%)
	Accudyne Industries, LLC, Term Loan
54,090	4.234%, 12/13/2019	54,070
	First Data Corporation, Term Loan
955,000	3.727%, 4/26/2024	960,119
	Harland Clarke Holdings Corporation, Term Loan
374,652	7.296%, 12/31/2021	377,649
375,386	6.796%, 2/9/2022	376,982
	Micron Technologies, Inc., Term Loan
229,420	3.800%, 4/26/2022	231,394
	ON Semiconductor Corporation, Term Loan
182,006	3.484%, 3/31/2023	182,643
	Rackspace Hosting, Inc., Term Loan
620,000	4.172%, 11/3/2023	623,720
	RP Crown Parent, LLC, Term Loan
487,550	4.734%, 10/12/2023	493,035
	Western Digital Corporation, Term Loan
1,024,850	3.983%, 4/29/2023	1,031,686
	Xerox Business Services, LLC, Term Loan
573,559	5.234%, 12/7/2023	580,155
	Zayo Group, LLC, Term Loan
608,475	3.227%, 1/19/2021	609,454

	Total	5,520,907

Transportation (0.5%)
	Arctic LNG Carriers, Ltd., Term Loan
1,025,000	5.734%, 5/18/2023	1,027,562
	OSG Bulk Ships, Inc., Term Loan
261,029	5.430%, 8/5/2019	247,651
	XPO Logistics, Inc., Term Loan
495,000	3.554%, 10/30/2021	496,624

	Total	1,771,837

Utilities (0.4%)
	Calpine Corporation, Term Loan
262,987	4.050%, 1/15/2024	263,865
	Energy Solutions, LLC, Term Loan
240,000	0.000%, 5/29/2020[b,c]	242,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Bank Loans (15.2%)a	Value
Utilities (0.4%) - continued
	HD Supply Waterworks, Term Loan
$270,000	0.000%, 7/21/2024[b,c]	$271,604
	Intergen NV, Term Loan
320,835	5.800%, 6/13/2020	320,835
	Talen Energy Supply, LLC, Term Loan
338,988	5.234%, 7/6/2023	327,547

	Total	1,426,251

	Total Bank Loans (cost $51,165,054)	50,848,480

Shares	Common Stock (46.4%)	Value
Consumer Discretionary (6.4%)
3,838	Amazon.com, Inc.[d]	3,791,100
34,885	American Axle & Manufacturing Holdings, Inc.[d]	514,205
6,100	Bandai Namco Holdings, Inc.	212,056
6,346	Barratt Developments plc	51,540
2,570	Bellway plc	108,219
8,452	Berkeley Group Holdings plc	389,793
13,900	Bridgestone Corporation	584,794
4,294	Burlington Stores, Inc.[d]	373,707
726	Cie Generale des Etablissements Michelin	98,326
47,844	Comcast Corporation	1,935,290
11,600	Denso Corporation	557,095
7,251	Dollar Tree, Inc.d	522,652
16,208	Eutelsat Communications	438,655
8,400	General Motors Company	302,232
56,694	Harvey Norman Holdings, Ltd.	198,233
8,700	Haseko Corporation	108,930
26,500	Honda Motor Company, Ltd.	741,784
15,900	Inchcape plc	168,546
1,290	Ipsos SA	44,545
3,018	JM AB	105,929
14,782	Marks and Spencer Group plc	62,825
9,574	Newell Brands, Inc.	504,741
1,361	Nexity SA	72,998
2,289	Next plc	119,315
17,847	NIKE, Inc.	1,053,865
4,600	Nikon Corporation	81,051
6,334	Nutrisystem, Inc.	353,121
627	Priceline Group, Inc.[d]	1,271,870
647	Publicis Groupe SA	48,924
10,540	Restaurant Brands International, Inc.	627,973
600	RTL Group SA	46,678
4,183	SES SA	98,401
14,400	Singapore Press Holdings, Ltd.	30,916
8,394	Six Flags Entertainment Corporation	477,367
14,739	SSP Group plc	99,081
28,024	Starbucks Corporation	1,512,736
8,000	Subaru Corporation	288,617
12,600	Sumitomo Forestry Company, Ltd.	192,875
10,200	Sumitomo Rubber Industries, Ltd.	176,870
500	Swatch Group AG	38,512
27,411	Time, Inc.	385,125
13,255	Toll Brothers, Inc.	511,510
2,500	Toyoda Gosei Company, Ltd.	58,986
3,700	TV Asahi Holdings Corporation	67,279
14,908	Walt Disney Company	1,638,836
9,254	Wolters Kluwer NV	411,556
4,000	Yokohama Rubber Company, Ltd.	80,551

	Total	21,560,210

Shares	Common Stock (46.4%)	Value
Consumer Staples (2.2%)
9,375	Altria Group, Inc.	$609,094
35,968	Coca-Cola Amatil, Ltd.	236,847
8,449	Coca-Cola HBC AG	255,439
38,098	Cott Corporation	592,043
1,181	Ebro Foods SA	28,269
5,580	Grieg Seafood ASA	45,808
1,262	Henkel AG & Company KGaA	158,771
773	Imperial Brands plc	31,835
900	Kesko Oyj	45,507
5,600	Kewpie Corporation	140,860
2,900	Kirin Holdings Company, Ltd.	63,869
6	Lindt & Spruengli AG	34,159
23,459	Philip Morris International, Inc.	2,737,900
1,349	SalMar ASA	35,072
1,600	Seven & I Holdings Company, Ltd.	64,487
2,600	Suedzucker AG	55,493
14,030	Svenska Cellulosa AB SCA	116,167
11,120	Tate & Lyle plc	98,603
10,521	Unilever plc	600,042
35,000	Want Want China Holdings, Ltd.	23,637
33,140	Whole Foods Market, Inc.	1,383,926

	Total	7,357,828

Energy (2.9%)
1,519	Arch Coal, Inc.	115,550
252,340	BP plc	1,482,183
3,229	Contura Energy, Inc.	224,093
49,345	Halliburton Company	2,094,202
17,276	John Wood Group plc	139,427
9,988	OMV AG	565,790
12,583	Parsley Energy, Inc.[d]	368,430
32,264	Petrofac, Ltd.	190,641
13,954	Pioneer Natural Resources Company	2,275,897
14,103	Repsol SA	236,195
8,999	Royal Dutch Shell plc	254,580
3,020	Royal Dutch Shell plc, Class A	85,289
20,690	Royal Dutch Shell plc, Class B	589,411
5,656	Statoil ASA	106,299
3,732	TGS Nopec Geophysical Company ASA	78,867
8,939	Total SA	454,580
35,859	WPX Energy, Inc.[d]	386,560

	Total	9,647,994

Financials (7.1%)
6,780	Aareal Bank AG	282,783
8,291	ABN AMRO Group NVe	234,346
1,889	Affiliated Managers Group, Inc.	351,033
20,602	Ally Financial, Inc.	466,429
49,317	Apollo Investment Corporation	315,136
22,710	Ares Capital Corporation	372,217
2,177	ASX, Ltd.	91,054
19,395	Australia & New Zealand Banking Group, Ltd.	459,839
62,721	Aviva plc	445,823
55,889	Banco Bilbao Vizcaya Argentaria SA	505,664
3,843	Bank of America Corporation	92,693
10,975	Bank of Nova Scotia	683,720
10,966	Bank of the Ozarks, Inc.	473,183
20,572	Bankia, SA	103,977
9,000	Chiba Bank, Ltd.	64,570
5,174	CI Financial Corporation	112,714
24,594	Citigroup, Inc.	1,683,459
3,493	Close Brothers Group plc	71,023
16,792	CNP Assurances	405,386
5,400	Concordia Financial Group, Ltd.	27,231

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (46.4%)	Value
Financials (7.1%) - continued
6,244	Danske Bank AS	$252,868
3,400	DBS Group Holdings, Ltd.	54,242
49,163	Direct Line Insurance Group plc	242,969
35,670	E*TRADE Financial Corporation[d]	1,462,470
17,500	Encore Capital Group, Inc.[d,f]	701,750
5,100	Erste Group Bank AG	211,266
57,827	FlexiGroup, Ltd.	89,315
83,000	Fukuoka Financial Group, Inc.	382,658
4,016	Genworth MI Canada, Inc.	117,154
6,830	Goldman Sachs Group, Inc.	1,539,004
3,741	Hannover Rueckversicherung SE	472,183
2,500	Hokuhoku Financial Group, Inc.	40,641
107,534	HSBC Holdings plc	1,076,944
6,755	ING Groep NV	126,209
2,143	Intact Financial Corporation	166,472
3,359	Interactive Brokers Group, Inc.	134,528
15,650	Intercontinental Exchange, Inc.	1,044,012
29,187	KeyCorp	526,533
2,513	Macquarie Group, Ltd.	172,526
107,575	Mapfre SA	400,696
6,240	Meta Financial Group, Inc.	444,912
14,807	MetLife, Inc.	814,385
1,450	MGIC Investment Corporation[d]	16,921
12,600	Mitsubishi UFJ Financial Group, Inc.	79,936
144,500	Mizuho Financial Group, Inc.	256,975
2,200	MS and AD Insurance Group Holdings, Inc.	77,164
423	Muenchener Rueckversicherungs- Gesellschaft AG	90,860
7,209	National Bank of Canada	324,672
15,917	Nordea Bank AB	200,839
54,497	Old Mutual plc	141,348
2,320	Pargesa Holding SA	185,147
21,829	Poste Italiane SPA[e]	160,688
7,113	Power Corporation of Canada	172,983
24,800	Resona Holdings, Inc.	127,761
4,409	Schroders plc	200,354
27,500	Senshu Ikeda Holdings, Inc.	113,915
7,638	Societe Generale	447,851
18,000	Sumitomo Mitsui Trust Holdings, Inc.	661,015
6,103	Swiss Re AG	588,404
44,370	Synchrony Financial	1,345,298
3,507	TD Ameritrade Holding Corporation	160,375
1,453	TMX Group, Ltd.	77,035
1,072	Vienna Insurance Group AG Wiener Versicherung Gruppe	32,270
10,548	Zions Bancorporation	478,035
53	Zurich Insurance Group AG	16,153

	Total	23,672,016

Health Care (4.8%)
12,200	Acadia Healthcare Company, Inc.[d,f]	645,746
2,810	Ansell, Ltd.	49,372
2,364	Anthem, Inc.	440,200
9,903	CAE, Inc.	167,837
13,167	Celgene Corporation[d]	1,782,944
5,740	CIGNA Corporation	996,234
3,140	Danaher Corporation	255,879
18,906	GlaxoSmithKline plc ADR	766,071
12,825	Hologic, Inc.[d]	566,993
336	Le Noble Age SA	19,884
22,292	Medtronic plc	1,871,859
6,637	Merck KGaA	728,287
19,089	Novartis AG	1,625,959
11,629	Novo Nordisk AS	494,575
2,650	Teleflex, Inc.	549,133

Shares	Common Stock (46.4%)	Value
Health Care (4.8%) - continued
18,367	UnitedHealth Group, Inc.	$3,522,974
3,490	Waters Corporation[d]	605,306
9,257	Zimmer Biomet Holdings, Inc.	1,123,059

	Total	16,212,312

Industrials (5.3%)
82	A P Moller - Maersk AS, Class A	171,259
138	A P Moller - Maersk AS, Class B	301,232
8,057	Adecco SA	614,693
4,600	Asahi Glass Company, Ltd.	193,612
40,000	CK Hutchison Holdings, Ltd.	526,365
30,900	ComfortDelGro Corporation, Ltd	52,648
20,080	CSX Corporation	990,747
9,660	Cummins, Inc.	1,621,914
5,000	Dai Nippon Printing Company, Ltd.	55,151
16,410	Delta Air Lines, Inc.	809,998
3,690	Deutsche Lufthansa AG	79,243
20,220	Eaton Corporation plc	1,582,215
3,853	Equifax, Inc.	560,380
9,486	Finning International, Inc.	190,899
3,300	Fuji Machine Manufacturing Company, Ltd.	53,690
29,111	GWA Group, Ltd.	75,516
2,000	Hitachi Transport System, Ltd.	46,035
236	Hochtief AG	42,124
9,076	Illinois Tool Works, Inc.	1,277,084
3,500	Inaba Denki Sangyo Company, Ltd.	137,856
49,000	ITOCHU Corporation	768,394
1,932	Jardine Matheson Holdings, Ltd.	123,281
12,200	KITZ Corporation	109,170
3,644	KONE Oyj	189,806
2,810	Koninklijke Boskalis Westminster NV	100,504
1,587	Loomis AB	58,968
7,700	Marubeni Corporation	51,024
7,835	Masonite International Corporation[d]	608,388
18,477	Meggitt plc	122,637
3,867	Middleby Corporation[d]	505,340
7,200	MIRAIT Holdings Corporation	84,417
3,000	Mitsubishi Heavy Industries, Ltd.	11,9282
6,000	Mitsuboshi Belting, Ltd.	68,641
7,136	Monadelphous Group, Ltd.	87,056
11,312	National Express Group plc	54,373
7,000	Nippon Express Company, Ltd.	44,701
9,400	Nitto Kogyo Corporation	152,253
3,448	Northgate plc	19,639
6,470	Oshkosh Corporation	445,524
2,984	Philips Lighting NVe	113,405
4,319	RELX NV	90,718
83	Rolls-Royce Holdings plc	972
8,000	Ryobi, Ltd.	37,833
10,841	Saia, Inc.[d]	589,208
4,500	Sanwa Holdings Corporation	48,7292
744	Schindler Holding AG, Participation Certificate	160,454
270	SFS Group AGd	30,715
4,754	Siemens AG	645,124
2,471	Skanska AB	56,150
24,827	SKF AB	493,465
7,858	Smiths Group plc	159,163
61,400	Sojitz Corporation	154,671
1,494	Spirax-Sarco Engineering plc	109,650
1,063	Sulzer, Ltd.	119,278
14,487	Team, Inc.[d]	207,888
7,800	Teijin, Ltd.	156,385
3,700	Toppan Forms Company, Ltd.	38,471
6,486	Vinci SA	580,796

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (46.4%)	Value
Industrials (5.3%) - continued
3,277	WABCO Holdings, Inc.[d]	$450,817
2,486	Wolseley plc	148,434
1,896	WSP Global, Inc.	76,965
7,943	YIT Oyj	67,452
1,400	Yuasa Trading Company, Ltd.	44,857

	Total	17,570,305

Information Technology (7.3%)
2,318	Alliance Data Systems Corporation	559,635
1,640	Alphabet, Inc., Class Ad	1,550,620
1,429	Alphabet, Inc., Class Cd	1,329,684
306	Alten SA	26,418
28,296	Apple, Inc.	4,208,464
400	Azbil Corporation	15,801
651	BKW FMB Energie	37,095
5,000	Canon, Inc.	173,954
7,383	Cap Gemini SA	803,781
2,775	Capital Power Corporation	54,777
24,420	Ciena Corporation[d]	628,815
41,107	Cisco Systems, Inc.	1,292,815
12,517	Cognizant Technology Solutions Corporation	867,678
4,416	F5 Networks, Inc.[d]	533,232
12,180	Facebook, Inc.[d]	2,061,465
19,583	Finisar Corporation[d]	533,049
10,900	FUJIFILM Holdings NPV	400,666
17,440	Juniper Networks, Inc.	487,448
19,300	Konica Minolta Holdings, Inc.	159,866
1,295	Lam Research Corporation	206,501
660	Micron Technology, Inc.[d]	18,559
16,500	Microsoft Corporation	1,199,550
5,200	NEC Networks & System Integration Corporation	113,613
12,496	New Relic, Inc.[d]	586,812
1,919	NVIDIA Corporation	311,857
32,530	PayPal Holdings, Inc.[d]	1,904,632
900	Ryosan Company, Ltd.	35,200
8,770	Salesforce.com, Inc.[d]	796,316
2,630	Seagate Technology plc	86,685
1,459	SMA Solar Technology AG	52,912
1,439	Software AG	62,917
800	Tokyo Electron, Ltd.	112,510
17,950	Twitter, Inc.[d]	288,815
23,610	Visa, Inc.	2,350,612
11,914	Xilinx, Inc.	753,680

	Total	24,606,434

Materials (2.3%)
2,600	Adeka Corporation	39,913
3,516	APERAM	170,888
1,350	Ashland Global Holdings, Inc.	87,709
44,779	BHP Billiton, Ltd.	932,586
6,989	BillerudKorsnas AB	110,513
28,204	BlueScope Steel, Ltd.	297,116
3,390	Crown Holdings, Inc.[d]	201,603
21,100	Daicel Corporation	274,260
23,000	DOWA Holdings Company, Ltd.	185,687
1,288	Eagle Materials, Inc.	121,201
13,199	Evonik Industries AG	449,524
2,469	FMC Corporation	188,582
9,518	Granges AB	105,210
3,900	JSR Corporation	68,726
18,900	Kuraray Company, Ltd.	367,443
10,700	Kyoei Steel, Ltd.	165,130
21,400	Mitsubishi Chemical Holdings Corporation	179,166

Shares	Common Stock (46.4%)	Value
Materials (2.3%) - continued
3,051	Neenah Paper, Inc.	$243,775
600	Nippon Shokubai Company, Ltd.	39,253
59,701	Norsk Hydro ASA	385,223
6,321	Nufarm, Ltd.	42,790
36,000	Oji Holdings Corporation	184,625
2,930	Orora, Ltd.	6,470
2,820	Packaging Corporation of America	308,734
2,200	Rengo Company, Ltd.	12,489
1,650	Rio Tinto, Ltd.	86,981
3,460	Sensient Technologies Corporation	257,286
4,272	Solvay SA	612,522
1,400	Sumitomo Seika Chemicals Company, Ltd.	70,388
5,900	Toagosei Company, Ltd.	71,166
25,474	UPM-Kymmene Oyj	693,479
5,074	Valvoline, Inc.	115,028
16,785	Verso Corporation[d]	80,232
2,000	Yamato Kogyo Company, Ltd.	56,061
10,175	Yara International ASA	404,418

	Total	7,616,177

Real Estate (6.7%)
2,000	Acadia Realty Trust	59,480
1,250	Agree Realty Corporation	61,463
7,548	Alexandria Real Estate Equities, Inc.	915,195
800	American Assets Trust, Inc.	32,488
2,700	American Campus Communities, Inc.	129,438
4,200	American Homes 4 Rent	96,642
2,477	American Tower Corporation	337,689
4,000	Apartment Investment & Management Company	182,200
4,300	Apple Hospitality REIT, Inc.	79,378
600	Armada Hoffler Properties, Inc.	7,956
2,700	AvalonBay Communities, Inc.	519,345
1,580	Bluerock Residential Growth REIT, Inc.	21,267
4,502	Boston Properties, Inc.	544,337
3,400	Brandywine Realty Trust	57,154
7,041	Brixmor Property Group, Inc.	137,933
8,282	Camden Property Trust	742,895
1,850	Care Capital Properties, Inc.	44,807
1,125	Chesapeake Lodging Trust	28,384
600	City Office REIT, Inc.	7,626
2,200	Colony NorthStar, Inc.	32,208
1,700	Colony Starwood Homes	59,432
900	Columbia Property Trust, Inc.	19,575
7,096	Cominar Real Estate Investment Trust	74,788
2,100	CoreCivic, Inc.	58,170
600	CoreSite Realty Corporation	65,148
2,000	Corporate Office Properties Trust	66,580
7,053	Cousins Properties, Inc.	64,817
4,040	Crown Castle International Corporation	406,343
4,300	CubeSmart	106,038
1,700	CyrusOne, Inc.	101,507
400	Daito Trust Construction Company, Ltd.	67,609
2,000	DCT Industrial Trust, Inc.	112,680
6,300	DDR Corporation	64,197
47,409	DEXUS Property Group	355,998
3,657	DiamondRock Hospitality Company	42,714
3,286	Digital Realty Trust, Inc.	379,007
2,700	Douglas Emmett, Inc.	103,302
28,522	Duke Realty Corporation	815,444
1,500	DuPont Fabros Technology, Inc.	93,495

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (46.4%)	Value
Real Estate (6.7%) - continued
354	EastGroup Properties, Inc.	$30,862
1,200	Education Realty Trust, Inc.	45,060
1,656	Empire State Realty Trust, Inc.	34,594
1,319	EPR Properties	95,469
2,069	Equinix, Inc.	932,560
2,300	Equity Commonwealth[d]	72,634
1,800	Equity Lifestyle Properties, Inc.	157,140
9,470	Equity Residential	644,528
1,345	Essex Property Trust, Inc.	351,987
2,600	Extra Space Storage, Inc.	206,700
1,400	Federal Realty Investment Trust	185,682
2,800	FelCor Lodging Trust, Inc.	20,664
2,900	First Industrial Realty Trust, Inc.	88,508
4,246	Forest City Realty Trust, Inc.	103,517
3,450	Gaming and Leisure Properties, Inc.	130,893
36,144	General Growth Properties, Inc.	817,216
2,700	GEO Group, Inc.	79,245
3,726	Gramercy Property Trust	112,600
12,985	H&R Real Estate Investment Trust	219,758
8,450	HCP, Inc.	267,443
2,600	Healthcare Realty Trust, Inc.	86,580
3,700	Healthcare Trust of America, Inc.	113,183
2,900	Highwoods Properties, Inc.	149,408
3,300	Hospitality Properties Trust	95,898
14,911	Host Hotels & Resorts, Inc.	278,239
3,250	Hudson Pacific Properties, Inc.	106,340
54,000	Hysan Development Company, Ltd.	261,130
2,800	Invitation Homes, Inc.	59,696
4,400	Iron Mountain, Inc.	160,292
2,640	JBG SMITH Properties[d]	93,667
2,000	Kilroy Realty Corporation	138,820
7,473	Kimco Realty Corporation	150,805
1,200	Kite Realty Group Trust	24,636
1,336	Lamar Advertising Company	94,282
2,300	LaSalle Hotel Properties	67,942
2,900	Liberty Property Trust	121,858
907	Life Storage, Inc.	66,247
2,750	Macerich Company	157,823
1,750	Mack-Cali Realty Corporation	45,920
6,500	Medical Properties Trust, Inc.	84,370
2,099	Mid-America Apartment Communities, Inc.	217,309
1,200	National Health Investors, Inc.	92,700
3,800	National Retail Properties, Inc.	151,924
527	National Storage Affiliates Trust	12,100
80,887	New World Development Company, Ltd.	109,234
3,000	Omega Healthcare Investors, Inc.	94,770
2,400	Outfront Media, Inc.	54,888
457	Paramount Group, Inc.	7,481
2,140	Park Hotels & Resorts, Inc.	57,630
594	Parkway, Inc.	13,668
1,100	Pebblebrook Hotel Trust	37,037
6,300	Physicians Realty Trust	117,306
800	Piedmont Office Realty Trust, Inc.	16,808
15,223	Prologis, Inc.	925,711
3,800	Public Storage, Inc.	781,166
923	QTS Realty Trust, Inc.	49,353
1,830	Quality Care Properties, Inc.[d]	30,781
1,400	Ramco-Gershenson Properties Trust	19,726
4,743	Realty Income Corporation	270,636
3,375	Regency Centers Corporation	223,493
2,000	Retail Opportunity Investments Corporation	40,560
3,400	Retail Properties of America, Inc.	44,982
3,188	RLJ Lodging Trust	67,458

Shares	Common Stock (46.4%)	Value
Real Estate (6.7%) - continued
17,000	Road King Infrastructure, Ltd.	$22,362
800	Ryman Hospitality Properties	50,072
1,100	Sabra Health Care REIT, Inc.	25,520
3,207	Senior Housing Property Trust	62,376
8,443	Simon Property Group, Inc.	1,338,215
2,000	SL Green Realty Corporation	206,540
8,400	Spirit Realty Capital, Inc.	66,612
800	STAG Industrial, Inc.	21,832
80,029	Stockland	269,077
3,970	Store Capital Corporation	92,858
3,625	Summit Hotel Properties, Inc.	64,996
1,700	Sun Communities, Inc.	151,317
13,000	Sun Hung Kai Properties, Ltd.	201,139
4,155	Sunstone Hotel Investors, Inc.	67,643
1,647	Tanger Factory Outlet Centers, Inc.	43,530
1,250	Taubman Centers, Inc.	71,088
5,000	UDR, Inc.	195,450
200	Uniti Group, Inc.	5,120
1,700	Urban Edge Properties	42,721
600	Urstadt Biddle Properties, Inc.	12,564
6,900	Ventas, Inc.	464,715
19,089	VEREIT, Inc.	158,630
5,280	Vornado Realty Trust	418,968
2,000	Washington Prime Group, Inc.	18,040
500	Washington REIT	16,715
2,300	Weingarten Realty Investors	74,658
6,904	Welltower, Inc.	506,685
7,000	Wheelock and Company, Ltd.	52,748
40,200	Wing Tai Holdings, Ltd.	60,496
1,250	WP Carey, Inc.	85,638
2,100	Xenia Hotels & Resorts, Inc.	42,672

	Total	22,396,643

Telecommunications Services (0.5%)
7,533	Freenet AG	254,274
28,096	Inmarsat plc	287,540
114,933	KCOM Group plc	139,132
11,600	Nippon Telegraph & Telephone Corporation	567,683
154,109	PCCW, Ltd.	86,668
4,454	Proximus SA	156,623
15,122	TDC AS	93,311
11,300	Telefonica Deutschland Holding AG	58,373
7,827	Telenor ASA	156,255

	Total	1,799,859

Utilities (0.9%)
2,477	ATCO, Ltd.	92,206
2,596	Canadian Utilities, Ltd.	82,393
148,831	Centrica plc	389,889
18,300	Chubu Electric Power Company, Inc.	240,461
3,300	Electric Power Development Company, Ltd.	83,614
96,117	Electricidade de Portugal SA	341,257
403	Elia System Operator SA	23,634
6,464	Endesa SA	153,024
22,466	MDU Resources Group, Inc.	591,979
12,681	New Jersey Resources Corporation	534,504
84,000	Osaka Gas Company, Ltd.	336,431
33,315	Redes Energeticas Nacionais SGPS SA	107,957

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (46.4%)	Value
Utilities (0.9%) - continued
2,085	Verbund AG	$41,243

	Total	3,018,592

	Total Common Stock (cost $133,216,657)	155,458,370

Principal Amount	Long-Term Fixed Income (31.2%)	Value
Asset-Backed Securities (2.2%)
	ALM XI Ltd.
	4.554%, 10/17/2026, Ser.
300,000	2014-11A, Class CR*,g	299,995
	Apidos CLO XVIII
	4.563%, 7/22/2026, Ser.
200,000	2014-18A, Class CR*,g	201,072
	Asset Backed Securities Corporation Home Equity Loan Trust
	1.372%, 7/25/2036, Ser.
230,422	2006-HE5, Class A4[g]	220,676
	BlueMountain CLO, Ltd.
	4.504%, 10/15/2026, Ser.
425,000	2014-3A, Class CR*,g	424,993
	CLUB Credit Trust
	3.170%, 4/17/2023, Ser.
250,000	2017-NP1, Class B*	250,471
	College Avenue Student Loans, LLC
	2.878%, 11/26/2046, Ser.
275,000	2017-A, Class A1*,g	275,000
	Conseco Financial Corporation
	6.330%, 11/1/2029, Ser.
6,364	1998-1, Class A6	6,372
	Earnest Student Loan Program, LLC
	2.680%, 7/25/2035, Ser.
242,940	2016-C, Class A2[e]	243,446
	GMAC Mortgage Corporation Loan Trust
	1.732%, 8/25/2035, Ser.
93,665	2005-HE1, Class A2[g,h]	91,918
	1.412%, 12/25/2036, Ser.
138,637	2006-HE4, Class A1[g,h]	135,439
	J.P. Morgan Mortgage Acquisition Trust
	4.451%, 3/25/2047, Ser.
175,068	2007-HE1, Class AF4[i]	129,291
	Lehman XS Trust
	5.440%, 8/25/2035, Ser.
160,320	2005-2, Class 2A3Bi	137,089
	Lendmark Funding Trust
	2.830%, 1/22/2024, Ser.
300,000	2017-1A, Class Ae	300,336
	Madison Park Funding XIV, Ltd.
	4.557%, 7/20/2026, Ser.
425,000	2014-14A, Class DR*,g	424,994
	Mariner Finance Issuance Trust
	3.620%, 2/20/2029, Ser.
400,000	2017-AA, Class A*	403,060
	Merrill Lynch Mortgage Investors Trust
	3.119%, 6/25/2035, Ser.
279,410	2005-A5, Class M1	198,669
	Murray Hill Marketplace Trust
	4.190%, 11/25/2022, Ser.
41,801	2016-LC1, Class A*	41,992

Principal Amount	Long-Term Fixed Income (31.2%)	Value
Asset-Backed Securities (2.2%) - continued
	NRZ Advance Receivables Trust Advance Receivables Backed
	2.751%, 6/15/2049, Ser.
$225,000	2016-T1, Class AT1*	$223,410
	Octagon Investment Partners XX, Ltd.
	4.731%, 8/12/2026, Ser.
300,000	2014-1A, Class DR*,g	299,994
	Preston Ridge Partners Mortgage Trust, LLC
	4.000%, 9/27/2021, Ser.
198,097	2016-1A, Class A1*,i	197,705
	4.250%, 1/25/2022, Ser.
220,384	2017-1A, Class A1*,i	221,339
	Pretium Mortgage Credit Partners, LLC
	3.250%, 3/28/2057, Ser.
192,998	2017-NPL2, Class A1[e,i]	193,292
	Renaissance Home Equity Loan Trust
	5.608%, 5/25/2036, Ser.
307,196	2006-1, Class AF3[i]	215,083
	5.285%, 1/25/2037, Ser.
463,160	2006-4, Class AF2[i]	247,666
	SoFi Consumer Loan Program, LLC
	3.050%, 12/26/2025, Ser.
242,778	2016-3, Class Ae	245,574
	3.280%, 1/26/2026, Ser.
220,906	2017-1, Class Ae	224,022
	US Residential Opportunity Fund Trust
	3.475%, 7/27/2036, Ser.
232,003	2016-1III, Class A*,i	232,223
	Vericrest Opportunity Loan Transferee
	3.250%, 4/25/2059, Ser.
289,860	2017-NPL7, Class A1[e,i]	291,203
	3.500%, 10/25/2046, Ser.
177,792	2016-NP11, Class A1[e,i]	177,942
	3.625%, 11/26/2046, Ser.
212,766	2016-NP12, Class A1[e,i]	213,592
	3.375%, 4/25/2047, Ser.
204,382	2017-NPL4, Class A1[e,i]	205,133
	Voya CLO 4, Ltd.
	4.304%, 10/14/2026, Ser.
350,000	2014-4A, Class CR*,g	349,993
	Wachovia Asset Securitization, Inc.
	1.372%, 7/25/2037, Ser.
299,914	2007-HE1, Class A*,g,h	260,883

	Total	7,583,867

Basic Materials (0.6%)
	Alcoa Nederland Holding BV
80,000	6.750%, 9/30/2024[e]	88,200
	Anglo American Capital plc
76,000	4.125%, 9/27/2022[e]	78,850
	ArcelorMittal SA
260,000	6.000%, 3/1/2021	284,700
	CF Industries, Inc.
190,000	3.450%, 6/1/2023[f]	180,025
	Dow Chemical Company
66,000	8.550%, 5/15/2019	73,717
	EI du Pont de Nemours & Company
76,000	2.200%, 5/1/2020	76,588
	First Quantum Minerals, Ltd.
310,000	7.000%, 2/15/2021[e]	321,625

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.2%)	Value
Basic Materials (0.6%) - continued
	FMG Resources Property, Ltd.
$175,000	5.125%, 5/15/2024[e]	$182,000
	Kinross Gold Corporation
38,000	5.125%, 9/1/2021	40,363
	LyondellBasell Industries NV
62,000	5.000%, 4/15/2019	64,738
	Peabody Securities Finance Corporation
170,000	6.375%, 3/31/2025[e]	171,700
	RPM International, Inc., Convertible
140,000	2.250%, 12/15/2020	162,138
	Sherwin-Williams Company
75,000	2.250%, 5/15/2020	75,497
	Vale Overseas, Ltd.
38,000	5.875%, 6/10/2021	41,468
	Xstrata Finance Canada, Ltd.
57,000	4.950%, 11/15/2021[e]	61,583

	Total	1,903,192

Capital Goods (0.9%)
	AECOM
235,000	5.875%, 10/15/2024	256,444
	Bombardier, Inc.
210,000	7.500%, 3/15/2025[e]	222,600
	Building Materials Corporation of America
285,000	6.000%, 10/15/2025[e]	305,662
	Cemex SAB de CV
310,000	5.700%, 1/11/2025[e]	330,150
	Cintas Corporation No. 2
57,000	2.900%, 4/1/2022	58,066
	CNH Industrial Capital, LLC
310,000	4.375%, 11/6/2020	324,338
	Crown Americas Capital Corporation IV
260,000	4.500%, 1/15/2023	274,950
	General Electric Company
355,000	5.000%, 1/21/2021[j]	374,273
	L3 Technologies, Inc.
65,000	4.950%, 2/15/2021	70,070
	Lockheed Martin Corporation
60,000	2.500%, 11/23/2020	61,068
	Owens-Brockway Glass Container, Inc.
200,000	5.000%, 1/15/2022[e]	211,374
	Rockwell Collins, Inc.
57,000	1.950%, 7/15/2019	57,164
	Roper Industries, Inc.
60,000	2.050%, 10/1/2018	60,210
	Textron Financial Corporation
50,000	2.917%, 2/15/2042[e,g]	44,000
	United Rentals North America, Inc.
300,000	5.500%, 7/15/2025	316,500

	Total	2,966,869

Collateralized Mortgage Obligations (3.6%)
	AJAX Mortgage Loan Trust
	3.470%, 4/25/2057, Ser.
272,970	2017-A, Class A*,i	272,929
	Alternative Loan Trust
	5.750%, 4/25/2047, Ser.
214,954	2007-6, Class A4	188,296
	Angel Oak Mortgage Trust
	4.500%, 11/25/2045, Ser.
76,701	2015-1, Class A*,i	76,752

Principal Amount	Long-Term Fixed Income (31.2%)	Value
Collateralized Mortgage Obligations (3.6%) - continued
	Banc of America Alternative Loan Trust
	6.000%, 11/25/2035, Ser.
$356,929	2005-10, Class 3CB1	$313,201
	Banc of America Mortgage Securities, Inc.
	3.216%, 9/25/2035, Ser.
111,000	2005-H, Class 2A1	106,485
	Bear Stearns ALT-A Trust
	3.543%, 10/25/2033, Ser.
132,215	2003-3, Class 5A	130,740
	COLT Mortgage Loan Trust
	2.750%, 9/25/2046, Ser.
166,641	2016-2, Class A1*	168,227
	Countrywide Alternative Loan Trust
	5.500%, 5/25/2035, Ser.
11,608	2005-J3, Class 2A13	11,571
	5.750%, 5/25/2036, Ser.
401,067	2006-6CB, Class 2A16	294,659
	6.500%, 8/25/2036, Ser.
383,364	2006-23CB, Class 2A3	258,370
	Countrywide Asset-Backed Certificates
	1.732%, 7/25/2034, Ser.
211,135	2004-2, Class 3A4[g]	196,691
	Countrywide Home Loan Mortgage Pass Through Trust
	3.199%, 11/25/2035, Ser.
269,335	2005-22, Class 2A1	230,548
	Credit Suisse First Boston Mortgage Securities Corporation
	5.250%, 10/25/2035, Ser.
213,465	2005-9, Class 1A3	207,170
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
	5.500%, 11/25/2035, Ser.
419,396	2005-5, Class 1A4	426,589
	1.546%, 4/25/2047, Ser.
306,990	2007-OA2, Class A1[g]	284,206
	GCAT, LLC
	3.375%, 3/25/2047, Ser.
327,298	2017-1, Class A1*,i	326,658
	GMAC Mortgage Corporation Loan Trust
	3.641%, 5/25/2035, Ser.
238,152	2005-AR2, Class 4A	224,045
	HarborView Mortgage Loan Trust
	3.569%, 7/19/2035, Ser.
129,774	2005-4, Class 3A1	114,983
	3.576%, 12/19/2035, Ser.
127,957	2005-14, Class 3A1A	123,835
	IndyMac INDA Mortgage Loan Trust
	3.296%, 8/25/2036, Ser.
207,531	2006-AR1, Class A1	196,708
	IndyMac INDX Mortgage Loan Trust
	1.442%, 4/25/2046, Ser.
330,665	2006-AR2, Class 1A1Bg	299,248
	J.P. Morgan Alternative Loan Trust
	3.357%, 3/25/2036, Ser.
211,090	2006-A1, Class 2A1	188,396
	6.500%, 3/25/2036, Ser.
510,190	2006-S1, Class 1A19	460,715

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.2%)	Value
Collateralized Mortgage Obligations (3.6%) - continued
	J.P. Morgan Mortgage Trust
	3.500%, 8/25/2035, Ser.
$348,212	2005-A5, Class 1A2	$346,276
	3.290%, 1/25/2037, Ser.
377,776	2006-A7, Class 2A2	375,811
	Lehman Mortgage Trust
	6.000%, 1/25/2036, Ser.
39,562	2005-3, Class 2A7	36,339
	Master Asset Securitization Trust
	1.732%, 6/25/2036, Ser.
85,882	2006-2, Class 2A2[g]	41,778
	Mill City Mortgage Loan Trust
	2.750%, 11/25/2058, Ser.
326,082	2017-1, Class A1[e]	329,086
	MortgageIT Trust
	1.492%, 12/25/2035, Ser.
400,044	2005-5, Class A1[g]	374,189
	1.432%, 4/25/2036, Ser.
607,551	2006-1, Class 1A2[g]	462,835
	New York Mortgage Trust
	3.598%, 5/25/2036, Ser.
187,306	2006-1, Class 2A3	178,234
	Popular ABS Mortgage Pass-Through Trust
	4.190%, 11/25/2035, Ser.
250,000	2005-5, Class AF4[i]	246,841
	Pretium Mortgage Credit Partners I, LLC
	4.000%, 7/27/2031, Ser.
219,985	2016-NPL4, Class A*,i	221,842
	Residential Accredit Loans, Inc. Trust
	1.982%, 6/25/2035, Ser.
247,980	2005-QS7, Class A3[g]	203,599
	5.750%, 9/25/2035, Ser.
274,830	2005-QS13, Class 2A3	248,294
	6.000%, 1/25/2037, Ser.
184,694	2007-QS1, Class 1A1	171,771
	Residential Funding Mortgage Security I Trust
	6.000%, 7/25/2037, Ser.
464,298	2007-S7, Class A20	431,666
	Structured Adjustable Rate Mortgage Loan Trust
	3.121%, 1/25/2035, Ser.
258,022	2004-19, Class 2A2	242,487
	3.559%, 7/25/2035, Ser.
184,801	2005-15, Class 4A1	159,640
	3.449%, 9/25/2035, Ser.
293,074	2005-18, Class 1A1	236,978
	Structured Asset Mortgage Investments, Inc.
	1.542%, 12/25/2035, Ser.
721,189	2005-AR4, Class A1[g]	616,793
	Sunset Mortgage Loan Company, LLC
	4.459%, 9/18/2045, Ser.
61,530	2015-NPL1, Class A*,i	61,640
	3.844%, 7/16/2047, Ser.
68,974	2016-NPL1, Class A*,i	68,992
	WaMu Mortgage Pass Through Certificates
	2.574%, 1/25/2037, Ser.
136,645	2006-AR18, Class 1A1	124,809

Principal Amount	Long-Term Fixed Income (31.2%)	Value
Collateralized Mortgage Obligations (3.6%) - continued
	1.656%, 10/25/2046, Ser.
$375,774	2006-AR13, Class 1Ag	$336,627
	1.506%, 1/25/2047, Ser.
176,387	2006-AR19, Class 1A1Ag	165,444
	1.516%, 1/25/2047, Ser.
229,000	2006-AR19, Class 1Ag	185,399
	Washington Mutual Mortgage Pass Through Certificates Trust
	1.526%, 2/25/2047, Ser.
301,847	2007-OA3, Class 2Ag	230,999
	Wells Fargo Mortgage Backed Securities Trust
	3.126%, 3/25/2036, Ser.
189,354	2006-AR2, Class 2A1	190,704
	3.320%, 7/25/2036, Ser.
315,426	2006-AR10, Class 2A1	311,579
	3.093%, 10/25/2036, Ser.
166,226	2006-AR14, Class 2A3	156,279
	6.000%, 7/25/2037, Ser.
203,779	2007-8, Class 1A16	205,092
	6.000%, 7/25/2037, Ser.
148,953	2007-10, Class 1A1	147,419

	Total	12,210,464

Communications Services (1.5%)
	Altice US Finance I Corporation
200,000	5.500%, 5/15/2026[e]	212,000
	AMC Networks, Inc.
305,000	5.000%, 4/1/2024	314,150
	America Movil SAB de CV
56,000	5.000%, 10/16/2019	60,012
	American Tower Corporation
60,000	2.800%, 6/1/2020	61,031
	AT&T, Inc.
66,000	5.875%, 10/1/2019	71,359
38,000	5.200%, 3/15/2020	40,933
60,000	2.226%, 6/30/2020[g]	60,751
55,000	2.800%, 2/17/2021	55,887
109,000	2.850%, 2/14/2023[c]	109,144
	British Sky Broadcasting Group plc
94,000	2.625%, 9/16/2019[e]	94,781
	CBS Corporation
57,000	2.500%, 2/15/2023	56,632
	CCOH Safari, LLC
310,000	5.750%, 2/15/2026[e]	333,250
	CenturyLink, Inc.
200,000	6.450%, 6/15/2021	215,938
	Charter Communications Operating, LLC
64,000	3.579%, 7/23/2020	66,030
29,000	4.464%, 7/23/2022	31,021
	Clear Channel Worldwide Holdings, Inc.
265,000	6.500%, 11/15/2022	274,606
	Columbus International, Inc.
175,000	7.375%, 3/30/2021[e]	186,812
	Comcast Corporation
76,000	1.625%, 1/15/2022	74,245
	Crown Castle International Corporation
25,000	3.400%, 2/15/2021	25,816
	CSC Holdings, LLC
20,000	5.500%, 4/15/2027[e]	21,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.2%)	Value
Communications Services (1.5%) - continued
	Digicel, Ltd.
$287,750	6.000%, 4/15/2021*	$279,693
	DISH Network Corporation, Convertible
346,000	3.375%, 8/15/2026[e]	429,905
	Liberty Interactive, LLC, Convertible
241,000	1.750%, 9/30/2046[e]	297,936
	Liberty Media Corporation, Convertible
357,000	1.000%, 1/30/2023[e]	403,410
	Moody’s Corporation
38,000	2.750%, 12/15/2021	38,419
	Neptune Finco Corporation
95,000	10.875%, 10/15/2025[e]	118,513
	SFR Group SA
290,000	6.000%, 5/15/2022[e]	303,407
	Sprint Corporation
295,000	7.625%, 2/15/2025[f]	332,612
	Telefonica Emisiones SAU
66,000	3.192%, 4/27/2018	66,658
	Time Warner, Inc.
37,000	4.875%, 3/15/2020	39,693
	Verizon Communications, Inc.
88,000	4.500%, 9/15/2020	94,083
91,000	2.946%, 3/15/2022	91,928
	Viacom, Inc.
76,000	4.250%, 9/1/2023	78,994
	Windstream Services, LLC
175,000	7.750%, 10/15/2020	168,438

	Total	5,109,387

Consumer Cyclical (1.4%)
	Allison Transmission, Inc.
280,000	5.000%, 10/1/2024[e]	289,800
	American Honda Finance Corporation
57,000	2.000%, 2/14/2020	57,258
	BMW US Capital, LLC
75,000	1.500%, 4/11/2019[e]	74,812
	Brookfield Residential Properties, Inc.
125,000	6.125%, 7/1/2022[e]	130,625
	Cinemark USA, Inc.
204,000	4.875%, 6/1/2023	207,315
	CVS Health Corporation
38,000	2.750%, 12/1/2022	38,348
	eBay, Inc.
50,000	2.500%, 3/9/2018	50,271
	Ford Motor Credit Company, LLC
76,000	2.262%, 3/28/2019	76,252
85,000	2.597%, 11/4/2019	85,803
57,000	3.336%, 3/18/2021	58,355
	General Motors Financial Company, Inc.
35,000	3.150%, 1/15/2020	35,728
57,000	2.650%, 4/13/2020	57,582
57,000	4.375%, 9/25/2021	60,305
37,000	3.150%, 6/30/2022	37,111
	Home Depot, Inc.
60,000	2.625%, 6/1/2022	61,213
	Hyundai Capital America
37,000	2.550%, 4/3/2020[e]	37,147
	Jaguar Land Rover Automotive plc
75,000	4.125%, 12/15/2018[e]	76,406
211,000	5.625%, 2/1/2023[e]	219,176

Principal Amount	Long-Term Fixed Income (31.2%)	Value
Consumer Cyclical (1.4%) - continued
	KB Home
$160,000	4.750%, 5/15/2019	$164,400
	L Brands, Inc.
211,000	6.625%, 4/1/2021	230,517
	Lennar Corporation
265,000	4.500%, 4/30/2024	275,600
	Live Nation Entertainment, Inc.
70,000	5.375%, 6/15/2022[e]	72,975
	McDonald’s Corporation
76,000	2.625%, 1/15/2022	76,994
	MGM Resorts International
310,000	6.000%, 3/15/2023	343,325
	New Red Finance, Inc.
180,000	4.250%, 5/15/2024[e]	181,012
	Newell Rubbermaid, Inc.
50,000	3.150%, 4/1/2021	51,417
	Nissan Motor Acceptance Corporation
57,000	2.000%, 3/8/2019[e]	57,149
	Prime Security Services Borrower, LLC
230,000	9.250%, 5/15/2023[e]	256,738
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	61,048
	Royal Caribbean Cruises, Ltd.
287,750	5.250%, 11/15/2022	319,907
	Six Flags Entertainment Corporation
150,000	4.875%, 7/31/2024[e]	152,625
	Toll Brothers Finance Corporation
136,000	4.000%, 12/31/2018	138,720
	Visa, Inc.
60,000	2.200%, 12/14/2020	60,619
	Volkswagen Group of America
	Finance, LLC
52,000	2.450%, 11/20/2019[e]	52,432
	West Corporation
125,000	5.375%, 7/15/2022[e]	126,575
	Yum! Brands, Inc.
305,000	5.000%, 6/1/2024[e]	317,963

	Total	4,593,523

Consumer Non-Cyclical (1.2%)
	Abbott Laboratories
76,000	2.550%, 3/15/2022	75,736
57,000	3.400%, 11/30/2023	58,684
	AbbVie, Inc.
76,000	2.500%, 5/14/2020	77,189
38,000	2.900%, 11/6/2022	38,703
	Amgen, Inc.
75,000	2.650%, 5/11/2022	75,892
	Anheuser-Busch InBev Finance, Inc.
80,000	2.430%, 2/1/2021[g]	83,112
55,000	2.650%, 2/1/2021	55,928
38,000	3.300%, 2/1/2023	39,428
	Anheuser-Busch InBev Worldwide, Inc.
66,000	6.500%, 7/15/2018	69,039
	BAT International Finance plc
60,000	1.756%, 6/15/2018[e,g]	60,147
	Becton, Dickinson and Company
76,000	3.125%, 11/8/2021	77,703
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	43,655
	Bunge Limited Finance Corporation
60,000	3.500%, 11/24/2020	61,729

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.2%)	Value
Consumer Non-Cyclical (1.2%) - continued
	Cardinal Health, Inc.
$38,000	1.948%, 6/14/2019	$38,158
38,000	2.616%, 6/15/2022	38,312
	Celgene Corporation
60,000	3.550%, 8/15/2022	62,923
	CHS/Community Health Systems, Inc.
170,000	6.250%, 3/31/2023	174,038
	Constellation Brands, Inc.
38,000	2.700%, 5/9/2022	38,253
	Cott Beverages, Inc.
290,000	5.375%, 7/1/2022	300,875
	CVS Health Corporation
66,000	2.250%, 12/5/2018	66,450
	Envision Healthcare Corporation
300,000	5.125%, 7/1/2022[e]	309,750
	Express Scripts Holding Company
38,000	4.750%, 11/15/2021	41,599
50,000	3.000%, 7/15/2023	50,376
	Forest Laboratories, Inc.
25,000	4.375%, 2/1/2019[e]	25,759
	Forest Laboratories, LLC
19,000	4.875%, 2/15/2021[e]	20,525
	Gilead Sciences, Inc.
20,000	2.550%, 9/1/2020	20,409
	HCA, Inc.
187,750	4.750%, 5/1/2023	197,607
	JBS USA, LLC
300,000	5.750%, 6/15/2025[e]	297,000
	Kroger Company
37,000	2.800%, 8/1/2022	37,264
	Laboratory Corporation of America Holdings
35,000	2.625%, 2/1/2020	35,382
	Mead Johnson Nutrition Company
60,000	3.000%, 11/15/2020	61,819
	Medtronic Global Holdings SCA
76,000	1.700%, 3/28/2019	76,115
	Molson Coors Brewing Company
77,000	2.250%, 3/15/2020[e]	77,245
	Mondelez International Holdings Netherlands BV
55,000	2.000%, 10/28/2021[e]	53,894
	Mylan NV
76,000	3.150%, 6/15/2021	77,606
	Pernod Ricard SA
30,000	5.750%, 4/7/2021[e]	33,528
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024	214,500
	Reynolds American, Inc.
33,000	3.250%, 6/12/2020	34,041
	Shire Acquisitions Investments Ireland Designated Activity Company
74,000	2.400%, 9/23/2021	73,673
	Smithfield Foods, Inc.
57,000	2.700%, 1/31/2020[e]	57,347
	Tenet Healthcare Corporation
260,000	8.125%, 4/1/2022	279,500
	Teva Pharmaceutical Finance Netherlands III BV
55,000	2.200%, 7/21/2021	54,223
	TreeHouse Foods, Inc.
200,000	4.875%, 3/15/2022	207,000

Principal Amount	Long-Term Fixed Income (31.2%)	Value
Consumer Non-Cyclical (1.2%) - continued
	Valeant Pharmaceuticals International
$187,750	7.250%, 7/15/2022[e]	$176,954
	Zoetis, Inc.
55,000	3.450%, 11/13/2020	57,008

	Total	4,106,078

Energy (1.5%)
	Alliance Resource Operating Partners, LP
170,000	7.500%, 5/1/2025[e]	179,562
	Anadarko Petroleum Corporation
55,000	8.700%, 3/15/2019	60,634
	Antero Resources Corporation
200,000	5.125%, 12/1/2022	203,000
	BP Capital Markets plc
35,000	1.676%, 5/3/2019	34,962
38,000	2.315%, 2/13/2020	38,479
	Buckeye Partners, LP
80,000	2.650%, 11/15/2018	80,461
	Canadian Natural Resources, Ltd.
38,000	2.950%, 1/15/2023	38,092
	Canadian Oil Sands, Ltd.
37,000	9.400%, 9/1/2021[e]	45,178
	Cenovus Energy, Inc.
38,000	3.800%, 9/15/2023	38,098
	Concho Resources, Inc.
75,000	4.375%, 1/15/2025	77,344
	Continental Resources, Inc.
38,000	5.000%, 9/15/2022	37,667
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023	203,750
	Enbridge, Inc.
38,000	2.900%, 7/15/2022	38,272
	Encana Corporation
58,000	3.900%, 11/15/2021[f]	59,558
	Energy Transfer Equity, LP
300,000	5.500%, 6/1/2027	315,000
	Energy Transfer Partners, LP
60,000	4.150%, 10/1/2020	62,568
	EOG Resources, Inc.
60,000	2.625%, 3/15/2023	59,748
	EQT Corporation
68,000	8.125%, 6/1/2019	74,983
	Exxon Mobil Corporation
70,000	1.708%, 3/1/2019	70,168
	Kinder Morgan Energy Partners, LP
76,000	3.450%, 2/15/2023	77,142
	Marathon Oil Corporation
38,000	2.700%, 6/1/2020	37,859
	Marathon Petroleum Corporation
60,000	3.400%, 12/15/2020	62,111
	MEG Energy Corporation
211,000	6.375%, 1/30/2023[e]	176,712
	MPLX, LP
57,000	4.500%, 7/15/2023	60,792
305,000	4.875%, 12/1/2024	327,738
	Nabors Industries, Inc., Convertible
110,000	0.750%, 1/15/2024[e]	86,556
	ONEOK, Inc.
57,000	7.500%, 9/1/2023	69,016
	PBF Holding Company, LLC
235,000	7.250%, 6/15/2025[e]	230,300
	Petrobras Global Finance BV
205,000	8.375%, 5/23/2021	231,076

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.2%)	Value
Energy (1.5%) - continued
$83,000	7.375%, 1/17/2027	$89,889
	Petroleos Mexicanos
36,000	6.375%, 2/4/2021	39,420
83,000	6.500%, 3/13/2027[e]	91,383
	Regency Energy Partners, LP
260,000	5.000%, 10/1/2022	279,097
	Sabine Pass Liquefaction, LLC
38,000	6.250%, 3/15/2022	43,130
38,000	5.625%, 4/15/2023	42,312
310,000	5.625%, 3/1/2025	344,863
	Schlumberger Holdings Corporation
60,000	3.000%, 12/21/2020[e]	61,323
	Sunoco Logistics Partners Operations, LP
60,000	4.400%, 4/1/2021	63,240
	Tesoro Corporation
60,000	4.750%, 12/15/2023[e]	64,731
	TransCanada Trust
195,000	5.300%, 3/15/2077	201,825
225,000	5.875%, 8/15/2076	246,195
	Weatherford International, Ltd. Convertible
133,000	5.875%, 7/1/2021	141,146
	Western Gas Partners, LP
38,000	4.000%, 7/1/2022	39,201
	Whiting Petroleum Corporation, Convertible
180,000	1.250%, 4/1/2020	155,362
	Williams Partners, LP
77,000	4.000%, 11/15/2021	80,546

	Total	5,060,489

Financials (4.5%)
	ACE INA Holdings, Inc.
60,000	2.875%, 11/3/2022	61,618
	AIG Global Funding
74,000	2.150%, 7/2/2020[e]	74,155
	Air Lease Corporation
29,000	2.625%, 9/4/2018	29,250
	Ally Financial, Inc.
245,000	4.750%, 9/10/2018	251,811
	American Express Credit Corporation
38,000	1.502%, 5/3/2019[g]	38,093
38,000	2.200%, 3/3/2020	38,308
60,000	2.292%, 9/14/2020[g]	61,025
	AMG Capital Trust II, Convertible
3,125	5.150%, 10/15/2037	192,773
	Australia & New Zealand Banking Group, Ltd.
200,000	6.750%, 6/15/2026[e,j]	223,791
	Bank of America Corporation
155,000	5.650%, 5/1/2018	159,366
37,000	2.369%, 7/21/2021	37,071
76,000	5.700%, 1/24/2022	86,025
	Bank of Montreal
50,000	1.500%, 7/18/2019	49,820
58,000	2.100%, 6/15/2020	58,133
	Bank of New York Mellon Corporation
76,000	2.600%, 2/7/2022	76,697
	Bank of Nova Scotia
57,000	2.700%, 3/7/2022	57,630
	Barclays plc
76,000	3.200%, 8/10/2021	77,403
	BB&T Corporation
101,000	2.050%, 6/19/2018	101,404

Principal Amount	Long-Term Fixed Income (31.2%)	Value
Financials (4.5%) - continued
	Bear Stearns Companies, LLC
$103,000	6.400%, 10/2/2017	$103,825
	Blackstone Mortgage Trust, Inc., Convertible
290,000	5.250%, 12/1/2018	328,788
	BNP Paribas SA
72,000	2.375%, 9/14/2017	72,076
270,000	7.625%, 3/30/2021[e,j]	299,025
	Capital One Financial Corporation
37,000	2.500%, 5/12/2020	37,261
111,000	3.050%, 3/9/2022	112,884
	CBOE Holdings, Inc.
57,000	1.950%, 6/28/2019	57,025
	Central Fidelity Capital Trust I
285,000	2.304%, 4/15/2027[g]	272,175
	Citigroup, Inc.
76,000	2.450%, 1/10/2020	76,711
76,000	2.650%, 10/26/2020	76,895
132,000	2.350%, 8/2/2021	131,348
38,000	2.750%, 4/25/2022	38,113
	CNA Financial Corporation
65,000	5.750%, 8/15/2021	72,559
	Commonwealth Bank of Australia
76,000	2.250%, 3/10/2020[e]	76,383
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
74,000	3.950%, 11/9/2022	77,888
	Credit Agricole SA
38,000	3.375%, 1/10/2022[e]	38,958
80,000	8.125%, 12/23/2025[e,j]	95,500
	Credit Suisse Group AG
227,000	7.500%, 12/11/2023[e,j]	258,213
	Credit Suisse Group Funding Guernsey, Ltd.
114,000	3.800%, 9/15/2022	119,271
	Credit Suisse Group Funding, Ltd.
76,000	3.125%, 12/10/2020	77,761
	DDR Corporation
57,000	3.500%, 1/15/2021	57,796
	Deutsche Bank AG
37,000	2.700%, 7/13/2020	37,172
114,000	4.250%, 10/14/2021	120,070
	Discover Bank
24,000	8.700%, 11/18/2019	27,169
	Fifth Third Bancorp
57,000	2.600%, 6/15/2022	56,973
	First Tennessee Bank NA
330	3.750%, 8/29/2017[e,g,j]	254,213
	Goldman Sachs Group, Inc.
44,000	2.625%, 1/31/2019	44,497
66,000	7.500%, 2/15/2019	71,535
74,000	5.375%, 5/10/2020[j]	77,700
57,000	2.600%, 12/27/2020	57,458
76,000	5.250%, 7/27/2021	83,722
55,000	2.352%, 11/15/2021[g]	55,582
76,000	3.000%, 4/26/2022	76,956
37,000	2.268%, 6/5/2023[g]	37,174
285,000	5.300%, 11/10/2026[j]	303,927
	Goldman Sachs Group, Inc., Convertible
1,400,000	0.500%, 9/24/2022	1,827,070
	Hartford Financial Services Group, Inc.
100,000	6.000%, 1/15/2019	105,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.2%)	Value
Financials (4.5%) - continued
	HCP, Inc.
$68,000	3.750%, 2/1/2019	$69,469
	Hospitality Properties Trust
55,000	4.250%, 2/15/2021	57,487
	HSBC Holdings plc
114,000	3.400%, 3/8/2021	117,879
76,000	6.875%, 6/1/2021[j]	83,349
100,000	6.375%, 9/17/2024[j]	106,750
	Huntington Bancshares, Inc.
70,000	3.150%, 3/14/2021	71,730
	Huntington Capital Trust I
100,000	2.011%, 2/1/2027[g]	90,250
	Icahn Enterprises, LP
110,000	6.000%, 8/1/2020	113,025
75,000	6.750%, 2/1/2024	78,750
	ILFC E-Capital Trust II
330,000	4.590%, 12/21/2065[e,g]	318,285
	ING Capital Funding Trust III
56,000	4.896%, 9/30/2017[g,j]	56,350
	ING Groep NV
200,000	6.500%, 4/16/2025[j]	215,900
	International Lease Finance Corporation
76,000	4.625%, 4/15/2021	81,130
76,000	5.875%, 8/15/2022	86,020
	Intesa Sanpaolo SPA
24,000	3.875%, 1/16/2018	24,208
	J.P. Morgan Chase & Company
44,000	6.300%, 4/23/2019	47,312
25,000	2.250%, 1/23/2020	25,188
55,000	1.882%, 6/1/2021[g]	55,153
57,000	2.776%, 4/25/2023	57,258
78,000	2.543%, 10/24/2023[g]	79,511
	J.P. Morgan Chase Capital XXIII
100,000	2.182%, 5/15/2047[g]	92,938
	KeyCorp
58,000	2.300%, 12/13/2018	58,393
	Liberty Mutual Group, Inc.
27,000	5.000%, 6/1/2021[e]	29,411
	Lincoln National Corporation
50,000	6.250%, 2/15/2020	54,891
	Macquarie Bank, Ltd.
200,000	6.125%, 3/8/2027[e,j]	206,000
	MetLife, Inc.
92,000	1.903%, 12/15/2017	92,121
	MGIC Investment Corporation, Convertible
150,000	9.000%, 4/1/2063[e]	201,188
	Mitsubishi UFJ Financial Group, Inc.
38,000	2.998%, 2/22/2022	38,707
	Morgan Stanley
40,000	2.457%, 1/27/2020[g]	40,637
76,000	2.800%, 6/16/2020	77,369
74,000	5.500%, 7/28/2021	82,359
77,000	2.487%, 1/20/2022[g]	77,768
37,000	2.750%, 5/19/2022	37,064
57,000	4.875%, 11/1/2022	62,033
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	210,500
	National City Corporation
48,000	6.875%, 5/15/2019	52,125
	New York Life Global Funding
60,000	1.550%, 11/2/2018[e]	59,993
	Nomura Holdings, Inc.
48,000	2.750%, 3/19/2019	48,574

Principal Amount	Long-Term Fixed Income (31.2%)	Value
Financials (4.5%) - continued
	Park Aerospace Holdings, Ltd.
$255,000	5.500%, 2/15/2024[e]	$259,622
	PNC Bank NA
74,000	2.450%, 11/5/2020	74,994
	Quicken Loans, Inc.
295,000	5.750%, 5/1/2025[e]	308,644
	Realty Income Corporation
57,000	5.750%, 1/15/2021	62,668
	Regions Bank
36,000	7.500%, 5/15/2018	37,593
	Regions Financial Corporation
50,000	3.200%, 2/8/2021	51,243
	Reinsurance Group of America, Inc.
56,000	4.700%, 9/15/2023	60,838
	Royal Bank of Canada
76,000	2.125%, 3/2/2020	76,385
	Royal Bank of Scotland Group plc
230,000	7.640%, 9/30/2017[j]	220,512
210,000	7.500%, 8/10/2020[j]	221,813
55,000	8.625%, 8/15/2021[j]	60,741
265,000	7.648%, 9/30/2031[j]	330,256
	Simon Property Group, LP
60,000	2.500%, 9/1/2020	60,920
80,000	2.500%, 7/15/2021	80,611
	Societe Generale SA
250,000	8.000%, 9/29/2025[e,j]	290,688
	Standard Chartered plc
11,000	2.100%, 8/19/2019[e]	10,990
360,000	2.821%, 1/30/2027[e,g,j]	308,250
	State Street Capital Trust IV
440,000	2.246%, 6/15/2047[g]	407,264
	State Street Corporation
60,000	2.081%, 8/18/2020[g]	61,235
	Sumitomo Mitsui Banking Corporation
50,000	1.884%, 1/16/2018[g]	50,105
	Sumitomo Mitsui Financial Group, Inc.
74,000	2.934%, 3/9/2021	75,471
37,000	2.784%, 7/12/2022	37,217
	SunTrust Banks, Inc.
50,000	2.900%, 3/3/2021	50,933
	Synchrony Financial
37,000	3.000%, 8/15/2019	37,581
25,000	2.402%, 2/3/2020[g]	25,277
	Toronto-Dominion Bank
55,000	2.153%, 1/22/2019[g]	55,553
60,000	2.172%, 12/14/2020[g]	61,187
	UBS Group Funding Jersey, Ltd.
74,000	3.000%, 4/15/2021[e]	75,408
	UnitedHealth Group, Inc.
60,000	3.350%, 7/15/2022	62,880
	USB Realty Corporation
275,000	2.451%, 1/15/2022[e,g,j]	244,062
	Voya Financial, Inc.
72,000	2.900%, 2/15/2018	72,448
	Wachovia Capital Trust II
40,000	1.804%, 1/15/2027[g]	37,600
	Wells Fargo & Company
45,000	2.100%, 7/26/2021	44,513
37,000	2.625%, 7/22/2022	37,070
77,000	2.423%, 1/24/2023[g]	78,050
50,000	2.541%, 10/31/2023[g]	51,017
	Welltower, Inc.
57,000	4.950%, 1/15/2021	61,537

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.2%)	Value
Financials (4.5%) - continued
	Westpac Banking Corporation
$65,000	2.028%, 8/19/2021[g]	$65,702

	Total	14,957,799

Foreign Government (6.8%)
	Argentina Government International Bond
441,000	6.875%, 4/22/2021	474,737
275,000	5.625%, 1/26/2022	281,875
536,000	7.500%, 4/22/2026	575,932
230,000	6.875%, 1/26/2027	236,325
500,255	8.280%, 12/31/2033	542,777
165,000	7.125%, 7/6/2036	162,938
415,682	2.500%, 12/31/2038[i]	269,154
195,000	7.625%, 4/22/2046	200,460
	Brazil Government International Bond
416,000	4.875%, 1/22/2021	440,960
579,000	2.625%, 1/5/2023	545,128
221,000	6.000%, 4/7/2026	242,548
280,000	7.125%, 1/20/2037	325,500
336,000	5.000%, 1/27/2045	301,056
142,000	5.625%, 2/21/2047	138,592
	Colombia Government International Bond
280,000	4.375%, 7/12/2021	298,620
170,000	2.625%, 3/15/2023	166,387
330,000	4.000%, 2/26/2024	343,200
105,000	7.375%, 9/18/2037	136,185
260,000	5.625%, 2/26/2044	285,610
336,000	5.000%, 6/15/2045	340,872
	Croatia Government International Bond
56,000	6.750%, 11/5/2019[e]	60,945
341,000	6.625%, 7/14/2020[e]	376,975
180,000	6.000%, 1/26/2024[e,f]	205,200
	Hungary Government International Bond
474,000	5.750%, 11/22/2023	546,285
472,000	5.375%, 3/25/2024	536,118
	Indonesia Government International Bond
366,000	4.875%, 5/5/2021[e]	393,368
75,000	3.750%, 4/25/2022[e]	77,534
279,000	3.375%, 4/15/2023[e]	280,923
359,000	5.875%, 1/15/2024[e]	410,628
66,000	4.125%, 1/15/2025[e]	68,555
237,000	4.750%, 1/8/2026[e]	255,750
279,000	8.500%, 10/12/2035[e]	408,378
133,000	6.750%, 1/15/2044[e]	174,933
560,000	5.125%, 1/15/2045[e]	607,265
	Mexico Government International Bond
152,000	5.750%, 10/12/2110	160,284
396,000	4.000%, 10/2/2023	416,196
395,000	3.600%, 1/30/2025	402,702
367,000	4.125%, 1/21/2026	384,249
173,000	4.150%, 3/28/2027	180,612
112,000	6.750%, 9/27/2034	144,760
158,000	6.050%, 1/11/2040	188,020
342,000	4.750%, 3/8/2044	345,249
224,000	5.550%, 1/21/2045	253,344
207,000	4.600%, 1/23/2046	204,723
185,000	4.350%, 1/15/2047	176,583

Principal Amount	Long-Term Fixed Income (31.2%)	Value
Foreign Government (6.8%) - continued
	Panama Government International Bond
$168,000	4.000%, 9/22/2024	$178,080
256,000	3.750%, 3/16/2025	266,240
68,000	9.375%, 4/1/2029	101,320
240,000	6.700%, 1/26/2036	312,840
	Peru Government International Bond
122,000	5.625%, 11/18/2050	150,365
290,000	8.750%, 11/21/2033	448,775
	Philippines Government International Bond
211,000	4.000%, 1/15/2021	224,656
222,000	7.750%, 1/14/2031	321,061
140,000	6.375%, 10/23/2034	188,143
116,000	5.000%, 1/13/2037	137,253
232,000	3.950%, 1/20/2040	241,548
	Romania Government International Bond
252,000	4.375%, 8/22/2023[e]	269,640
120,000	4.875%, 1/22/2024[e]	132,000
58,000	6.125%, 1/22/2044[e]	73,403
	Russia Government International Bond
970,000	5.000%, 4/29/2020[e]	1,027,203
355,000	4.875%, 9/16/2023[e,f]	383,428
303,000	7.500%, 3/31/2030[e]	363,607
366,000	5.625%, 4/4/2042[e]	398,864
	South Africa Government International Bond
25,000	5.500%, 3/9/2020	26,656
275,000	5.875%, 5/30/2022	301,786
122,000	4.875%, 4/14/2026	123,276
259,000	4.300%, 10/12/2028	245,559
	Turkey Government International Bond
215,000	7.000%, 6/5/2020	236,145
450,000	5.125%, 3/25/2022[f]	471,157
256,000	6.250%, 9/26/2022	280,729
338,000	5.750%, 3/22/2024	360,805
475,000	4.250%, 4/14/2026	456,091
235,000	4.875%, 10/9/2026	234,412
328,000	6.875%, 3/17/2036	372,228
217,000	6.750%, 5/30/2040	244,085
227,000	4.875%, 4/16/2043	204,491
337,000	6.625%, 2/17/2045	374,535

	Total	22,718,816

Mortgage-Backed Securities (5.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,000,000	3.000%, 8/1/2032[c]	1,029,160
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,675,000	4.000%, 8/1/2047[c]	1,764,329
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,100,000	3.000%, 8/1/2047[c]	3,105,328
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,300,000	3.500%, 8/1/2047[c]	6,486,047
4,825,000	4.000%, 8/1/2047[c]	5,080,386

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.2%)	Value
Mortgage-Backed Securities (5.3%) - continued
$250,000	4.500%, 8/1/2047[c]	$268,398

	Total	17,733,648

Technology (1.0%)
	Alliance Data Systems Corporation
165,000	5.375%, 8/1/2022[e]	167,062
	Apple, Inc.
76,000	2.850%, 5/6/2021	78,312
74,000	1.532%, 5/11/2022[g]	74,449
	Automatic Data Processing, Inc.
60,000	2.250%, 9/15/2020	60,871
	Baidu, Inc.
37,000	3.000%, 6/30/2020	37,582
	Broadcom Corporation
77,000	2.375%, 1/15/2020[e]	77,544
	Diamond 1 Finance Corporation
50,000	3.480%, 6/1/2019[e]	51,182
76,000	5.450%, 6/15/2023[e]	83,764
	Equinix, Inc.
200,000	5.750%, 1/1/2025	215,000
	Fidelity National Information Services, Inc.
34,000	3.625%, 10/15/2020	35,556
65,000	2.250%, 8/15/2021	64,545
	First Data Corporation
200,000	5.375%, 8/15/2023[e]	209,250
	Hewlett Packard Enterprise Company
95,000	3.600%, 10/15/2020	98,301
	Intel Corporation
60,000	3.100%, 7/29/2022	62,120
	Intel Corporation, Convertible
200,000	3.493%, 12/15/2035[i]	270,375
	Iron Mountain, Inc.
127,750	6.000%, 8/15/2023	135,096
	Microchip Technology, Inc., Convertible
300,000	1.625%, 2/15/2027[e]	332,250
	Micron Technology, Inc., Convertible
110,000	2.375%, 5/1/2032	323,950
180,000	3.000%, 11/15/2043	193,612
	Microsoft Corporation
76,000	2.400%, 2/6/2022	76,985
	NXP BV
215,000	3.875%, 9/1/2022[e]	223,531
	NXP Semiconductors NV, Convertible
203,000	1.000%, 12/1/2019	243,092
	Oracle Corporation
60,000	2.500%, 5/15/2022	60,840
	Sensata Technologies BV
290,000	4.875%, 10/15/2023[e]	300,150
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020	60,237

	Total	3,535,656

Transportation (0.2%)
	Air Canada Pass Through Trust
17,864	3.875%, 3/15/2023[e]	17,819
	American Airlines Pass Through Trust
35,015	4.950%, 1/15/2023	37,593
	Avis Budget Car Rental, LLC
90,000	5.125%, 6/1/2022[e]	89,775
	Delta Air Lines, Inc.
40,760	4.950%, 5/23/2019	42,237
57,000	2.875%, 3/13/2020	57,900

Principal Amount	Long-Term Fixed Income (31.2%)	Value
Transportation (0.2%) - continued
	J.B. Hunt Transport Services, Inc.
$60,000	3.300%, 8/15/2022	$61,191
	Trinity Industries, Inc., Convertible
76,000	3.875%, 6/1/2036	92,863
	United Airlines Pass Through Trust
60,000	3.700%, 12/1/2022	61,500
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[e]	207,750

	Total	668,628

Utilities (0.5%)
	Alabama Power Company
38,000	2.450%, 3/30/2022	38,290
	Ameren Corporation
60,000	2.700%, 11/15/2020	60,942
	Arizona Public Service Company
35,000	2.200%, 1/15/2020	35,180
	Berkshire Hathaway Energy Company
88,000	2.400%, 2/1/2020	88,604
	Calpine Corporation
180,000	5.375%, 1/15/2023[f]	174,825
	Consolidated Edison, Inc.
38,000	2.000%, 3/15/2020	38,092
	Dominion Energy, Inc.
74,000	2.579%, 7/1/2020	74,715
	DTE Energy Company
88,000	2.400%, 12/1/2019	88,674
	Dynegy, Inc.
160,000	7.375%, 11/1/2022[f]	162,200
	Edison International
38,000	2.125%, 4/15/2020	38,126
	Emera U.S. Finance, LP
25,000	2.150%, 6/15/2019	25,061
	Eversource Energy
30,000	1.600%, 1/15/2018	29,971
	Exelon Generation Company, LLC
44,000	5.200%, 10/1/2019	46,994
57,000	2.950%, 1/15/2020	58,200
	FirstEnergy Corporation
56,000	2.850%, 7/15/2022	56,084
	Fortis, Inc.
30,000	2.100%, 10/4/2021	29,598
	NextEra Energy Capital Holdings, Inc.
50,000	2.300%, 4/1/2019	50,391
	NRG Energy, Inc.
187,750	6.625%, 3/15/2023	194,087
	Pacific Gas & Electric Company
57,000	5.625%, 11/30/2017	57,763
	PG&E Corporation
49,000	2.400%, 3/1/2019	49,328
	PPL Capital Funding, Inc.
50,000	3.500%, 12/1/2022	51,834
	PSEG Power, LLC
50,000	3.000%, 6/15/2021	50,984
	Sempra Energy
92,000	6.150%, 6/15/2018	95,511
25,000	2.400%, 3/15/2020	25,267
	Southern California Edison Company
20,000	2.400%, 2/1/2022	20,101
	Southern Company
45,000	1.850%, 7/1/2019	44,956

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (31.2%)	Value
Utilities (0.5%) - continued
$37,000	2.350%, 7/1/2021	$36,896

	Total	1,722,674

	Total Long-Term Fixed Income (cost $102,158,040)	104,871,090

Shares	Registered Investment Companies (2.5%)	Value
Equity Funds/Exchange Traded Funds (1.9%)
12,700	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	169,418
14,277	BlackRock Resources & Commodities Strategy Trust	123,211
6,250	Guggenheim Multi-Asset Income ETF	133,187
8,610	iShares MSCI EAFE Index Fund	576,267
52,349	Materials Select Sector SPDR Fund	2,860,349
4,432	Powershares S&P SmallCap Information Technology Portfolio	341,619
38,254	Utilities Select Sector SPDR Fund[f]	2,035,878

	Total	6,239,929

Fixed Income Funds/Exchange Traded Funds (0.6%)
70,773	Aberdeen Asia-Pacific Income Fund, Inc.	366,604
66,849	MFS Intermediate Income Trust	287,451
54,598	Templeton Global Income Fund	364,715
3,495	Vanguard Short-Term Corporate Bond ETF	280,439
25,328	Western Asset Emerging Markets Debt Fund, Inc.	395,876
39,305	Western Asset High Income Opportunity Fund, Inc.	203,207

	Total	1,898,292

	Total Registered Investment Companies (cost $7,171,685)	8,138,221

Shares	Preferred Stock (1.5%)	Value
Consumer Non-Cyclical (0.1%)
10,600	CHS, Inc., 7.100%[j]	313,760

	Total	313,760

Consumer Staples (0.4%)
2,680	Bunge, Ltd., Convertible, 4.875%[j]	294,023
6,461	Henkel AG & Company KGaA, 1.470%	915,185

	Total	1,209,208

Energy (<0.1%)
2,399	Alpha Natural Resources, Inc., 0.000%[d]	40,783
2,399	ANR Holdings, Inc., 0.000%[d]	9,596

	Total	50,379

Financials (0.8%)
2,826	Agribank FCB, 6.875%[j]	313,598
2,000	Annaly Capital Management, Inc., 6.950%[d,j]	49,700
12,465	Citigroup, Inc., 6.875%[j]	373,576
2,200	Cobank ACB, 6.250%*,j	229,969
7,200	Countrywide Capital V, 7.000%	186,048
2,750	Federal National Mortgage Association, 0.000%[d,j]	18,700
11,000	GMAC Capital Trust I, 6.967%[g]	292,050
12,400	Goldman Sachs Group, Inc., 5.500%[j]	344,472

Shares	Preferred Stock (1.5%)	Value
Financials (0.8%) - continued
10,600	Morgan Stanley, 7.125%[j]	$317,470
7,155	U.S. Bancorp, 6.500%[j]	213,505
265	Wells Fargo & Company, Convertible, 7.500%[j]	351,787

	Total	2,690,875

Health Care (0.1%)
320	Allergan plc, Convertible, 5.500%	286,000
3,030	Becton Dickinson and Company, Convertible, 6.125%	169,347

	Total	455,347

Industrials (0.1%)
1,580	Stanley Black & Decker, Inc., Convertible, 5.375%	169,581

	Total	169,581

	Total Preferred Stock (cost $4,466,023)	4,889,150

Shares	Collateral Held for Securities Loaned (1.6%)	Value
5,486,260	Thrivent Cash Management Trust	5,486,260

	Total Collateral Held for Securities Loaned (cost $5,486,260)	5,486,260

Shares or Principal Amount	Short-Term Investments (9.2%)[k]	Value
	Federal Home Loan Bank Discount Notes
100,000	1.020%, 8/1/2017[l]	100,000
200,000	1.030%, 8/11/2017[l]	199,944
100,000	0.980%, 8/23/2017[l]	99,939
300,000	1.025%, 9/20/2017[l]	299,579
	Thrivent Core Short-Term Reserve Fund
3,020,122	1.280%	30,201,217

	Total Short-Term Investments (cost $30,900,673)	30,900,679

	Total Investments (cost $334,564,392) 107.6%	$360,592,250

	Other Assets and Liabilities, Net (7.6%)	(25,534,401)

	Total Net Assets 100.0%	$335,057,849

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2017, the value of these investments was $22,805,907 or 6.8% of total net assets.
f	All or a portion of the security is on loan.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2017.
h	All or a portion of the security is insured or guaranteed.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

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Schedule of Investments as of July 31, 2017

(unaudited)

i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2017.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Balanced Income Plus Fund as of July 31, 2017 was $5,813,826 or 1.7% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2017.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$272,940
ALM XI Ltd., 10/17/2026	4/28/2017	300,000
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	76,540
Apidos CLO XVIII, 7/22/2026	4/4/2017	200,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	425,115
CLUB Credit Trust, 4/17/2023	6/14/2017	249,999
Cobank ACB, 6.250%, 10/1/2022	1/15/2016	227,975
College Avenue Student Loans, LLC, 11/26/2046	7/11/2017	275,000
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	167,589
Digicel, Ltd., 4/15/2021	8/19/2013	286,707
GCAT, LLC, 3/25/2047	3/22/2017	326,685
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	425,000
Mariner Finance Issuance Trust, 2/20/2029	2/16/2017	399,921
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	41,800
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	225,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	300,000
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	220,384
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	198,097
Pretium Mortgage Credit Partners I, LLC, 7/27/2031	6/17/2016	219,985
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	61,530
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	68,974
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	232,003
Voya CLO 4, Ltd., 10/14/2026	6/16/2017	350,000
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	295,469

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Fund as of July 31, 2017:

Securities Lending Transactions

Common Stock	$3,371,197
Taxable Debt Security	1,958,833

Total lending	$5,330,030
Gross amount payable upon return of collateral for securities loaned	$5,486,260

Net amounts due to counterparty	$156,230

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
FNMA	-	Federal National Mortgage Association
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$30,957,381
Gross unrealized depreciation	(4,929,523)

Net unrealized appreciation (depreciation)	$26,027,858
Cost for federal income tax purposes	$334,564,392

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

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Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Balanced Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,909,667	–	2,316,904	592,763
Capital Goods	4,188,759	–	4,188,759	–
Communications Services	14,515,863	–	14,356,663	159,200
Consumer Cyclical	8,108,702	–	6,514,465	1,594,237
Consumer Non-Cyclical	7,443,019	–	7,443,019	–
Energy	1,785,907	–	1,785,907	–
Financials	3,177,568	–	3,177,568	–
Technology	5,520,907	–	5,520,907	–
Transportation	1,771,837	–	744,275	1,027,562
Utilities	1,426,251	–	1,426,251	–
Common Stock
Consumer Discretionary	21,560,210	15,776,330	5,783,880	–
Consumer Staples	7,357,828	5,322,963	2,034,865	–
Energy	9,647,994	5,464,732	4,183,262	–
Financials	23,672,016	12,422,373	11,249,643	–
Health Care	16,212,312	13,126,398	3,085,914	–
Industrials	17,570,305	9,649,503	7,920,802	–
Information Technology	24,606,434	22,556,924	2,049,510	–
Materials	7,616,177	1,604,150	6,012,027	–
Real Estate	22,396,643	20,702,304	1,694,339	–
Telecommunications Services	1,799,859	–	1,799,859	–
Utilities	3,018,592	1,126,483	1,892,109	–
Long-Term Fixed Income
Asset-Backed Securities	7,583,867	–	7,583,867	–
Basic Materials	1,903,192	–	1,903,192	–
Capital Goods	2,966,869	–	2,966,869	–
Collateralized Mortgage Obligations	12,210,464	–	12,210,464	–
Communications Services	5,109,387	–	5,109,387	–
Consumer Cyclical	4,593,523	–	4,593,523	–
Consumer Non-Cyclical	4,106,078	–	4,106,078	–
Energy	5,060,489	–	5,060,489	–
Financials	14,957,799	–	13,130,729	1,827,070
Foreign Government	22,718,816	–	22,718,816	–
Mortgage-Backed Securities	17,733,648	–	17,733,648	–
Technology	3,535,656	–	3,535,656	–
Transportation	668,628	–	668,628	–
Utilities	1,722,674	–	1,722,674	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	6,239,929	6,239,929	–	–
Fixed Income Funds/Exchange Traded Funds	1,898,292	1,898,292	–	–
Preferred Stock
Consumer Non-Cyclical	313,760	313,760	–	–
Consumer Staples	1,209,208	294,023	915,185	–
Energy	50,379	–	50,379	–
Financials	2,690,875	2,147,308	543,567	–
Health Care	455,347	455,347	–	–
Industrials	169,581	169,581	–	–
Short-Term Investments	699,462	–	699,462	–
Subtotal Investments in Securities	$324,904,773	$119,270,400	$200,433,541	$5,200,832

Other Investments *	Total
Short-Term Investments	30,201,217
Collateral Held for Securities Loaned	5,486,260
Subtotal Other Investments	$35,687,477
Total Investments at Value	$360,592,250

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

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Schedule of Investments as of July 31, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	82,849	82,849	–	–
Total Asset Derivatives	$82,849	$82,849	$–	$–

Liability Derivatives
Futures Contracts	168,002	168,002	–	–
Call Options Written	7,488	–	–	7,488
Total Liability Derivatives	$175,490	$168,002	$–	$7,488

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Balanced Income Plus Fund’s futures contracts held as of July 31, 2017. Investments and/or cash totaling $699,462 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(36)	September 2017	($7,792,203)	($7,788,375)	$3,828
5-Yr. U.S. Treasury Bond Futures	43	September 2017	5,078,500	5,080,383	1,883
10-Yr. U.S. Treasury Bond Futures	(11)	September 2017	(1,381,066)	(1,384,797)	(3,731)
CME Ultra Long Term U.S. Treasury Bond	12	September 2017	1,949,758	1,974,000	24,242
S&P 500 Index Futures	(17)	September 2017	(10,325,517)	(10,489,000)	(163,483)
S&P 500 Index Mini-Futures	27	September 2017	3,278,904	3,331,800	52,896
Ultra 10-Yr. U.S. Treasury Note	(12)	September 2017	(1,619,774)	(1,620,562)	(788)
Total Futures Contracts					($85,153)

The following table presents Balanced Income Plus Fund’s options contracts held as of July 31, 2017.

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
FNMA Conventional 30-Yr. Pass Through Call Option	3	$99.70	August 2017	($16,207)	($7,488)
Total Call Options Written				($16,207)	($7,488)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The

Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at July 31, 2017	Value July 31, 2017	Income Earned November 1, 2016 - July 31, 2017
Cash Management Trust- Collateral Investment	$4,071,925	$57,937,563	$56,523,228	5,486,260	$5,486,260	$22,587
Core Short-Term Reserve	28,015,637	106,892,468	104,706,888	3,020,122	30,201,217	238,195
Total Value and Income Earned	$32,087,562				$35,687,477	$260,782

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Bank Loans (29.6%)[a]	Value
Basic Materials (1.8%)
	Arch Coal, Inc., Term Loan
$972,562	5.234%, 3/7/2024	$980,100
	Chemours Company, Term Loan
1,313,411	3.730%, 5/12/2022	1,322,171
	Contura Energy, Inc., Term Loan
1,745,637	6.260%, 3/17/2024	1,688,904
	Ineos Finance, LLC, Term Loan
2,341,841	4.007%, 3/31/2022	2,353,972
	Peabody Energy Corporation, Term Loan
428,199	5.734%, 3/31/2022	431,731
	Tronox Pigments BV, Term Loan
2,190,887	4.796%, 3/19/2020	2,206,530

	Total	8,983,408

Capital Goods (2.2%)
	Advanced Disposal Services, Inc., Term Loan
1,077,103	3.944%, 11/10/2023	1,085,354
	Berry Plastics Corporation, Term Loan
1,465,000	3.474%, 2/8/2020	1,470,801
530,000	3.474%, 1/6/2021	531,383
1,421,437	3.724%, 1/19/2024	1,426,768
	Cortes NP Intermediate Holding II Corporation, Term Loan
3,365,000	5.234%, 11/30/2023	3,394,444
	Reynolds Group Holdings, Inc., Term Loan
818,823	4.234%, 2/5/2023	822,213
	Sterigenics-Nordion Holdings, LLC, Term Loan
2,294,250	4.234%, 5/15/2022	2,293,286

	Total	11,024,249

Communications Services (9.1%)
	Altice Financing SA, Term Loan
897,750	4.054%, 7/15/2025	899,321
	Altice US Finance I Corporation, Term Loan
1,125,000	3.483%, 7/14/2025	1,121,625
	Atlantic Broadband Penn, LLC, Term Loan
512,833	3.734%, 11/30/2019	513,258
	Beasley Broadcast Group, Inc., Term Loan
801,132	7.234%, 11/1/2023	809,143
	Birch Communication Inc., Term Loan
1,635,335	8.550%, 7/18/2020	1,136,558
	CBS Radio, Inc., Term Loan
1,017,746	4.727%, 10/17/2023	1,020,291
	Cengage Learning Acquisitions, Term Loan
2,186,793	5.474%, 6/7/2023	2,063,524
	CenturyLink, Inc., Term Loan
1,530,000	2.750%, 1/31/2025	1,508,488
	Charter Communications Operating, LLC, Term Loan
467,565	3.240%, 7/1/2020	470,019
462,591	3.240%, 1/3/2021	465,033
871,580	3.484%, 1/15/2024	877,394
	Cincinnati Bell, Inc., Term Loan
790,747	4.227%, 9/10/2020	792,724

Principal Amount	Bank Loans (29.6%)[a]	Value
Communications Services (9.1%) - continued
	Coral-US Co-Borrower, LLC, Term Loan
$2,680,000	4.734%, 11/19/2024	$2,680,750
	CSC Holdings, LLC, Term Loan
1,491,262	3.476%, 7/17/2025	1,487,907
	Hargray Merger Subsidiary Corporation, Term Loan
715,000	4.234%, 3/24/2024	716,788
	Intelsat Jackson Holdings SA, Term Loan
600,000	4.000%, 6/30/2019	597,996
	Level 3 Financing, Inc., Term Loan
2,765,000	3.479%, 2/22/2024	2,775,811
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,275,000	4.804%, 1/7/2022	2,247,518
445,000	8.054%, 7/7/2023	442,775
	LTS Buyer, LLC, Term Loan
2,075,201	4.546%, 4/13/2020	2,082,464
	McGraw-Hill Global Education Holdings, LLC, Term Loan
3,283,134	5.234%, 5/4/2022	3,237,466
	Mediacom Illinois, LLC, Term Loan
798,000	3.450%, 2/15/2024	801,990
	NEP/NCP Holdco, Inc., Term Loan
2,333,985	4.484%, 7/21/2022	2,328,150
	New LightSquared, Term Loan
497,211	19.939%, 12/7/2020	481,673
	Sable International Finance, Ltd., Term Loan
1,695,000	0.000%, 1/31/2025[b,c]	1,695,475
	SBA Senior Finance II, LLC, Term Loan
722,626	3.490%, 3/24/2021	726,513
372,400	3.490%, 6/10/2022	373,640
	SFR Group SA, Term Loan
812,962	4.061%, 6/22/2025	810,930
	Sprint Communications, Inc., Term Loan
3,281,775	3.750%, 2/2/2024	3,292,441
	TNS, Inc., Term Loan
1,093,295	5.240%, 2/15/2020	1,098,762
	Univision Communications, Inc., Term Loan
1,895,752	3.984%, 3/15/2024	1,888,112
	Virgin Media Bristol, LLC, Term Loan
1,635,000	3.976%, 1/31/2025	1,642,979
	WideOpenWest Finance, LLC, Term Loan
2,910,000	4.476%, 8/6/2023	2,909,534

	Total	45,997,052

Consumer Cyclical (4.1%)
	Amaya Holdings BV, Term Loan
2,376,948	4.796%, 8/1/2021	2,386,765
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,452,029	3.980%, 7/29/2021	1,458,388
	Ceridian HCM Holding, Inc., Term Loan
863,962	4.734%, 9/15/2020	863,962
	Eldorado Resorts, Inc., Term Loan
763,088	3.563%, 4/17/2024	761,180
	Four Seasons Hotels, Ltd., Term Loan
1,536,140	3.734%, 11/30/2023	1,548,138

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

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Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Bank Loans (29.6%)[a]	Value
Consumer Cyclical (4.1%) - continued
	Golden Nugget, Inc., Term Loan
$484,396	4.710%, 11/21/2019	$488,334
	Golden Nugget, Inc., Term Loan Delayed Draw
207,598	4.680%, 11/21/2019	209,286
	IMG Worldwide, Inc., Term Loan
466,667	8.484%, 5/6/2022	472,500
	KAR Auction Services, Inc., Term Loan
828,837	3.813%, 3/9/2023	833,669
	Michaels Stores, Inc., Term Loan
400,557	3.981%, 1/28/2023	400,609
	Mohegan Tribal Gaming Authority, Term Loan
2,145,235	5.234%, 10/13/2023[b,c]	2,169,820
	Scientific Games International, Inc., Term Loan
3,830,400	5.233%, 10/1/2021	3,834,001
4,245,000	0.000%, 8/14/2024[b,c]	4,250,306
	Seminole Hard Rock Entertainment, Inc., Term Loan
915,103	4.046%, 5/14/2020	918,919

	Total	20,595,877

Consumer Non-Cyclical (4.7%)
	Air Medical Group Holdings, Inc., Term Loan
3,947,400	5.226%, 4/28/2022	3,920,281
	Albertson’s, LLC, Term Loan
1,409,138	4.293%, 12/21/2022	1,406,742
1,689,287	4.251%, 6/22/2023	1,686,939
	CHS/Community Health Systems, Inc., Term Loan
608,693	3.963%, 12/31/2019	608,480
1,326,233	4.213%, 1/27/2021	1,323,660
	Diversey BV, Term Loan
1,510,000	0.000%, 7/25/2024[b,c]	1,511,253
	Endo Luxembourg Finance Company I SARL., Term Loan
1,235,000	5.500%, 4/27/2024	1,253,525
	Grifols Worldwide Operations USA, Inc., Term Loan
1,371,562	3.444%, 1/23/2025	1,378,708
	JBS USA LUX SA, Term Loan
3,206,963	3.804%, 10/30/2022[b,c]	3,177,908
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,847,738	5.046%, 6/30/2021	1,854,076
	Revlon Consumer Products Corporation, Term Loan
1,306,908	4.734%, 9/7/2023	1,178,753
	Valeant Pharmaceuticals International, Inc., Term Loan
4,101,250	5.980%, 4/1/2022	4,177,206

	Total	23,477,531

Energy (0.9%)
	Houston Fuel Oil Terminal, LLC, Term Loan
1,995,682	4.800%, 8/19/2021	1,990,693
	McJunkin Red Man Corporation, Term Loan
703,912	5.234%, 11/9/2019	709,191
	MEG Energy Corporation, Term Loan
887,775	4.733%, 12/31/2023	882,786

Principal Amount	Bank Loans (29.6%)[a]	Value
Energy (0.9%) - continued
	Pacific Drilling SA, Term Loan
$2,193,600	4.750%, 6/3/2018	$824,420

	Total	4,407,090

Financials (1.6%)
	ASP AMC Merger Sub, Inc., Term Loan
2,635,619	4.796%, 4/13/2024	2,625,735
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
1,280,000	3.978%, 3/20/2022	1,279,002
	Colorado Buyer, Inc., Term Loan
385,000	4.170%, 5/1/2024	388,369
235,000	8.420%, 5/1/2025	237,937
	Digicel International Finance, Ltd., Term Loan
820,000	4.940%, 5/10/2024	829,635
	MoneyGram International, Inc., Term Loan
1,549,733	4.546%, 3/28/2020	1,549,083
	TransUnion, LLC, Term Loan
1,089,379	3.734%, 4/9/2023	1,090,991

	Total	8,000,752

Technology (3.0%)
	Accudyne Industries, LLC, Term Loan
200,618	4.234%, 12/13/2019	200,545
	First Data Corporation, Term Loan
3,915,000	3.727%, 4/26/2024	3,935,985
	Harland Clarke Holdings Corporation, Term Loan
1,084,287	7.296%, 12/31/2021	1,092,961
992,798	6.796%, 2/9/2022	997,017
	Micron Technologies, Inc., Term Loan
658,337	3.800%, 4/26/2022	663,999
	ON Semiconductor Corporation, Term Loan
523,267	3.484%, 3/31/2023	525,098
	Rackspace Hosting, Inc., Term Loan
1,815,000	4.172%, 11/3/2023	1,825,890
	RP Crown Parent, LLC, Term Loan
1,368,125	4.734%, 10/12/2023	1,383,517
	Western Digital Corporation, Term Loan
2,930,275	3.983%, 4/29/2023	2,949,820
	Xerox Business Services, LLC, Term Loan
1,640,877	5.234%, 12/7/2023	1,659,747

	Total	15,234,579

Transportation (1.1%)
	Arctic LNG Carriers, Ltd., Term Loan
2,990,000	5.734%, 5/18/2023	2,997,475
	OSG Bulk Ships, Inc., Term Loan
1,337,265	5.430%, 8/5/2019	1,268,730
	XPO Logistics, Inc., Term Loan
1,390,000	3.554%, 10/30/2021	1,394,559

	Total	5,660,764

Utilities (1.1%)
	Calpine Corporation, Term Loan
1,885,570	4.050%, 1/15/2024	1,891,868
	Energy Solutions, LLC, Term Loan
737,500	0.000%, 5/29/2020[b,c]	744,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

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Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Bank Loans (29.6%)[a]	Value
Utilities (1.1%) - continued
	HD Supply Waterworks, Term Loan
$810,000	0.000%, 7/21/2024[b,c]	$814,811
	Intergen NV, Term Loan
969,538	5.800%, 6/13/2020	969,538
	Talen Energy Supply, LLC, Term Loan
972,089	5.234%, 7/6/2023	939,281

	Total	5,360,373

	Total Bank Loans (cost $150,108,852)	148,741,675

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Asset-Backed Securities (5.1%)
	ALM XI Ltd.
950,000	4.554%, 10/17/2026, Ser. 2014-11A, Class CR*,d	949,983
	Apidos CLO XVIII
575,000	4.563%, 7/22/2026, Ser. 2014-18A, Class CR*,d	578,081
	Asset Backed Securities Corporation Home Equity Loan Trust
628,424	1.372%, 7/25/2036, Ser. 2006-HE5, Class A4[d]	601,843
	BlueMountain CLO, Ltd.
1,275,000	4.504%, 10/15/2026, Ser. 2014-3A, Class CR*,d	1,274,978
	CLUB Credit Trust
750,000	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	751,414
	College Avenue Student Loans, LLC
850,000	2.878%, 11/26/2046, Ser. 2017-A, Class A1*,d	850,000
	Credit Based Asset Servicing and Securitization, LLC
633,468	3.398%, 12/25/2036, Ser. 2006-CB2, Class AF2[e]	501,356
	DRB Prime Student Loan Trust
398,828	2.890%, 6/25/2040, Ser. 2016-B, Class A2[f]	402,596
	Earnest Student Loan Program, LLC
747,509	2.680%, 7/25/2035, Ser. 2016-C, Class A2[f]	749,065
	First Horizon ABS Trust
170,589	1.392%, 10/25/2034, Ser. 2006-HE1, Class Ad,g	167,303
	GMAC Mortgage Corporation Loan Trust
425,752	1.732%, 8/25/2035, Ser. 2005-HE1, Class A2[d,g]	417,807
206,281	3.653%, 9/19/2035, Ser. 2005-AR5, Class 5A1	191,178
554,547	1.412%, 12/25/2036, Ser. 2006-HE4, Class A1[d,g]	541,756
	J.P. Morgan Mortgage Acquisition Trust
437,670	4.451%, 3/25/2047, Ser. 2007-HE1, Class AF4[e]	323,227
	Lehman XS Trust
534,401	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Be	456,965
	Lendmark Funding Trust
900,000	2.830%, 1/22/2024, Ser. 2017-1A, Class Af	901,009

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Asset-Backed Securities (5.1%) - continued
	Madison Park Funding XIV, Ltd.
$1,250,000	4.557%, 7/20/2026, Ser. 2014-14A, Class DR*,d	$1,249,981
	Mariner Finance Issuance Trust
900,000	3.620%, 2/20/2029, Ser. 2017-AA, Class A*	906,884
	Marlette Funding Trust
710,524	2.827%, 3/15/2024, Ser. 2017-AA, Class Af	714,237
	Merrill Lynch Mortgage Investors Trust
869,274	3.119%, 6/25/2035, Ser. 2005-A5, Class M1	618,082
	Murray Hill Marketplace Trust
120,759	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	121,311
	NCF Dealer Floorplan Master Trust
500,000	4.478%, 3/21/2022, Ser. 2016-1A, Class A*,d	497,325
	NRZ Advance Receivables Trust Advance Receivables Backed
500,000	2.751%, 6/15/2049, Ser. 2016-T1, Class AT1*	496,466
	Octagon Investment Partners XX, Ltd.
850,000	4.731%, 8/12/2026, Ser. 2014-1A, Class DR*,d	849,983
	Preston Ridge Partners Mortgage Trust, LLC
616,303	4.000%, 9/27/2021, Ser. 2016-1A, Class A1*,e	615,082
641,117	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,e	643,895
	Pretium Mortgage Credit Partners, LLC
675,492	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[e,f]	676,521
	Renaissance Home Equity Loan Trust
1,252,676	5.608%, 5/25/2036, Ser. 2006-1, Class AF3[e]	877,060
926,320	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[e]	495,333
	SoFi Consumer Loan Program, LLC
693,651	3.050%, 12/26/2025, Ser. 2016-3, Class Af	701,641
602,472	3.280%, 1/26/2026, Ser. 2017-1, Class Af	610,970
	Upstart Securitization Trust
1,000,000	2.639%, 6/20/2024, Ser. 2017-1, Class A*	999,925
	US Residential Opportunity Fund Trust
696,008	3.475%, 7/27/2036, Ser. 2016-1III, Class A*,e	696,669
	Vericrest Opportunity Loan Transferee
623,623	3.625%, 11/26/2046, Ser. 2016-NP12, Class A1[e,f]	626,046
413,197	3.500%, 2/25/2047, Ser. 2017-NPL1, Class A1[e,f]	413,583
654,023	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[e,f]	656,426
	Voya CLO 4, Ltd.
1,050,000	4.304%, 10/14/2026, Ser. 2014-4A, Class CR*,d	1,049,980

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

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Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Asset-Backed Securities (5.1%) - continued
	Wachovia Asset Securitization, Inc.
$1,088,508	1.372%, 7/25/2037, Ser. 2007-HE1, Class A*,d,g	$946,851
	Wells Fargo Home Equity Trust
584,943	1.732%, 4/25/2034, Ser. 2004-1, Class M1[d]	543,162

	Total	25,665,974

Basic Materials (1.3%)
	Alcoa Nederland Holding BV
550,000	6.750%, 9/30/2024[f]	606,375
	Anglo American Capital plc
234,000	4.125%, 9/27/2022[f]	242,775
620,000	4.750%, 4/10/2027[f]	659,525
	ArcelorMittal SA
675,000	6.000%, 3/1/2021	739,125
	BWAY Holding Company
555,000	5.500%, 4/15/2024[f]	582,056
	CF Industries, Inc.
645,000	3.450%, 6/1/2023[h]	611,137
	Dow Chemical Company
136,000	8.550%, 5/15/2019	151,902
	EI du Pont de Nemours & Company
233,000	2.200%, 5/1/2020	234,803
	First Quantum Minerals, Ltd.
559,000	7.000%, 2/15/2021[f]	579,962
	FMG Resources Property, Ltd.
585,000	5.125%, 5/15/2024[f]	608,400
	Kinross Gold Corporation
117,000	5.125%, 9/1/2021	124,276
	LyondellBasell Industries NV
140,000	5.000%, 4/15/2019	146,184
	Peabody Securities Finance Corporation
535,000	6.375%, 3/31/2025[f]	540,350
	Sherwin-Williams Company
232,000	2.250%, 5/15/2020	233,539
	Vale Overseas, Ltd.
117,000	5.875%, 6/10/2021	127,676
	Xstrata Finance Canada, Ltd.
175,000	4.950%, 11/15/2021[f]	189,072

	Total	6,377,157

Capital Goods (1.7%)
	AECOM
775,000	5.875%, 10/15/2024	845,719
	Bombardier, Inc.
520,000	7.500%, 3/15/2025[f]	551,200
	Building Materials Corporation of America
825,000	6.000%, 10/15/2025[f]	884,812
	Cemex SAB de CV
830,000	5.700%, 1/11/2025[f]	883,950
	Cintas Corporation No. 2
174,000	2.900%, 4/1/2022	177,255
	CNH Industrial Capital, LLC
1,000,000	4.375%, 11/6/2020	1,046,250
	Crown Americas Capital Corporation IV
675,000	4.500%, 1/15/2023	713,812
	General Electric Company
717,000	5.000%, 1/21/2021[i]	755,926
	L3 Technologies, Inc.
195,000	4.950%, 2/15/2021	210,209

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Capital Goods (1.7%) - continued
	Lockheed Martin Corporation
$160,000	2.500%, 11/23/2020	$162,847
	Owens-Brockway Glass Container, Inc.
540,000	5.000%, 1/15/2022[f]	570,710
	Rockwell Collins, Inc.
174,000	1.950%, 7/15/2019	174,500
	Roper Industries, Inc.
215,000	2.050%, 10/1/2018	215,754
	Roper Technologies, Inc.
60,000	2.800%, 12/15/2021	60,663
	Textron Financial Corporation
400,000	2.917%, 2/15/2042[d,f]	352,000
	United Rentals North America, Inc.
855,000	5.500%, 7/15/2025	902,025

	Total	8,507,632

Collateralized Mortgage Obligations (7.4%)
	AJAX Mortgage Loan Trust
843,726	3.470%, 4/25/2057, Ser. 2017-A, Class A*,e	843,599
	American Home Mortgage Assets Trust
671,581	1.422%, 12/25/2046, Ser. 2006-6, Class A1Ad	528,477
660,658	1.422%, 6/25/2047, Ser. 2007-5, Class A1[d]	500,925
	Angel Oak Mortgage Trust
241,060	4.500%, 11/25/2045, Ser. 2015-1, Class A*,e	241,221
	Banc of America Alternative Loan Trust
501,630	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	440,174
449,699	2.032%, 5/25/2046, Ser. 2006-4, Class 3CB1[d]	335,844
	Banc of America Mortgage Securities, Inc.
249,195	3.216%, 9/25/2035, Ser. 2005-H, Class 2A1	239,058
	Banc of America Mortgage Trust
210,839	3.730%, 7/25/2035, Ser. 2005-F, Class 2A2	196,108
	BCAP, LLC Trust
723,218	1.412%, 3/25/2037, Ser. 2007-AA1, Class 2A1[d]	680,837
	Bear Stearns ALT-A Trust
463,163	3.543%, 10/25/2033, Ser. 2003-3, Class 5A	457,995
186,643	3.586%, 6/25/2034, Ser. 2004-5, Class 3A1	188,953
	Bear Stearns ARM Trust
715,877	3.570%, 2/25/2035, Ser. 2004-12, Class 3A1	711,602
	CHL Mortgage Pass-Through Trust
213,084	6.250%, 9/25/2036, Ser. 2006-13, Class 1A15	180,845
340,161	6.000%, 4/25/2037, Ser. 2007-3, Class A33	291,532
510,242	6.000%, 4/25/2037, Ser. 2007-3, Class A18	437,298
	CitiMortgage Alternative Loan Trust
299,681	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	261,095

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Collateralized Mortgage Obligations (7.4%) - continued
	COLT Mortgage Loan Trust
$512,743	2.750%, 9/25/2046, Ser. 2016-2, Class A1*	$517,622
	Countrywide Alternative Loan Trust
26,843	5.500%, 5/25/2035, Ser. 2005-J3, Class 2A13	26,758
760,000	5.500%, 5/25/2035, Ser. 2005-J3, Class 1A5	716,386
401,067	5.750%, 5/25/2036, Ser. 2006-6CB, Class 2A16	294,659
383,364	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	258,370
774,058	6.000%, 11/25/2036, Ser. 2006-33CB, Class 2A1	639,217
526,938	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	506,565
390,899	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	324,479
287,998	7.000%, 10/25/2037, Ser. 2007-24, Class A10	163,471
	Countrywide Home Loan Mortgage Pass Through Trust
287,290	3.199%, 11/25/2035, Ser. 2005-22, Class 2A1	245,918
	Countrywide Home Loans, Inc.
235,074	3.244%, 3/20/2036, Ser. 2006-HYB1, Class 1A1	202,490
	Credit Suisse First Boston Mortgage Securities Corporation
213,465	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	207,170
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
419,396	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4	426,589
306,990	1.546%, 4/25/2047, Ser. 2007-OA2, Class A1[d]	284,206
586,191	1.452%, 8/25/2047, Ser. 2007-OA5, Class A1Bd	527,200
	First Horizon Alternative Mortgage Securities Trust
705,181	3.218%, 7/25/2035, Ser. 2005-AA5, Class 2A1	672,639
	GCAT, LLC
981,893	3.375%, 3/25/2047, Ser. 2017-1, Class A1*,e	979,975
	GMAC Mortgage Corporation Loan Trust
357,228	3.641%, 5/25/2035, Ser. 2005-AR2, Class 4A	336,067
	Greenpoint Mortgage Funding Trust
298,027	1.416%, 10/25/2045, Ser. 2005-AR4, Class G41Bd	258,771
	HarborView Mortgage Loan Trust
449,885	3.569%, 7/19/2035, Ser. 2005-4, Class 3A1	398,608
283,212	3.576%, 12/19/2035, Ser. 2005-14, Class 3A1A	274,087
	IndyMac INDA Mortgage Loan Trust
830,124	3.296%, 8/25/2036, Ser. 2006-AR1, Class A1	786,831
	IndyMac INDX Mortgage Loan Trust
474,037	3.291%, 10/25/2035, Ser. 2005-AR19, Class A1	391,534

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Collateralized Mortgage Obligations (7.4%) - continued
$661,330	1.442%, 4/25/2046, Ser. 2006-AR2, Class 1A1Bd	$598,497
	J.P. Morgan Alternative Loan Trust
1,055,450	3.357%, 3/25/2036, Ser. 2006-A1, Class 2A1	941,981
540,178	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	487,794
	J.P. Morgan Mortgage Trust
434,876	3.212%, 7/25/2035, Ser. 2007-A1, Class 2A1	429,227
348,212	3.500%, 8/25/2035, Ser. 2005-A5, Class 1A2	346,276
304,020	3.292%, 10/25/2036, Ser. 2006-A6, Class 1A2	281,189
359,787	3.290%, 1/25/2037, Ser. 2006-A7, Class 2A2	357,915
	Lehman Mortgage Trust
158,247	6.000%, 1/25/2036, Ser. 2005-3, Class 2A7	145,354
	Master Asset Securitization Trust
343,528	1.732%, 6/25/2036, Ser. 2006-2, Class 2A2[d]	167,113
	Merrill Lynch Mortgage Investors Trust
565,558	6.250%, 8/25/2036, Ser. 2006-AF1, Class AF2A	456,914
	Mill City Mortgage Loan Trust
1,024,829	2.750%, 11/25/2058, Ser. 2017-1, Class A1[f]	1,034,272
	Morgan Stanley Mortgage Loan Trust
405,935	3.173%, 11/25/2035, Ser. 2005-6AR, Class 5A1	320,276
	MortgageIT Trust
600,066	1.492%, 12/25/2035, Ser. 2005-5, Class A1[d]	561,283
607,551	1.432%, 4/25/2036, Ser. 2006-1, Class 1A2[d]	462,835
	Popular ABS Mortgage Pass-Through Trust
900,000	4.190%, 11/25/2035, Ser. 2005-5, Class AF4[e]	888,629
	Pretium Mortgage Credit Partners I, LLC
703,953	4.000%, 7/27/2031, Ser. 2016-NPL4, Class A*,e	709,895
	Pretium Mortgage Credit Partners, LLC
939,401	3.500%, 4/29/2032, Ser. 2017-NPL1, Class A1*,e	942,950
	Residential Accredit Loans, Inc. Trust
516,843	5.500%, 2/25/2035, Ser. 2005-QS2, Class A1	508,794
257,454	4.116%, 9/25/2035, Ser. 2005-QA10, Class A31	217,964
561,098	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	506,921
353,936	1.452%, 7/25/2036, Ser. 2006-QA5, Class 1A3[d]	231,008
634,336	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	564,947
474,318	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	430,581

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Collateralized Mortgage Obligations (7.4%) - continued
	Residential Asset Securitization Trust
$460,485	6.243%, 8/25/2022, Ser. 2007-A8, Class 3A1	$395,675
	Residential Funding Mortgage Security I Trust
464,298	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	431,666
	Sequoia Mortgage Trust
750,667	3.522%, 9/20/2046, Ser. 2007-1, Class 4A1	616,940
	Structured Adjustable Rate Mortgage Loan Trust
272,766	3.121%, 1/25/2035, Ser. 2004-19, Class 2A2	256,344
369,602	3.559%, 7/25/2035, Ser. 2005-15, Class 4A1	319,280
	Structured Asset Mortgage Investments, Inc.
917,574	1.542%, 12/25/2035, Ser. 2005-AR4, Class A1[d]	784,751
	Sunset Mortgage Loan Company, LLC
276,887	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,e	277,380
206,923	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,e	206,976
	WaMu Mortgage Pass Through Certificates
543,559	3.036%, 8/25/2036, Ser. 2006-AR8, Class 3A2	497,049
497,038	2.574%, 1/25/2037, Ser. 2006-AR18, Class 1A1	453,986
159,393	3.047%, 8/25/2046, Ser. 2006-AR8, Class 1A1	145,504
650,714	1.736%, 9/25/2046, Ser. 2006-AR11, Class 1Ad	587,416
1,156,226	1.656%, 10/25/2046, Ser. 2006-AR13, Class 1Ad	1,035,774
852,535	1.506%, 1/25/2047, Ser. 2006-AR19, Class 1A1Ad	799,648
555,151	1.516%, 1/25/2047, Ser. 2006-AR19, Class 1Ad	449,452
	Washington Mutual Mortgage Pass Through Certificates Trust
549,831	1.526%, 2/25/2047, Ser. 2007-OA3, Class 2Ad	420,778
	Wells Fargo Mortgage Backed Securities Trust
797,992	3.126%, 3/25/2036, Ser. 2006-AR2, Class 2A1	803,681
268,975	3.170%, 3/25/2036, Ser. 2006-AR6, Class 3A1	256,928
331,679	3.320%, 7/25/2036, Ser. 2006-AR10, Class 2A1	327,633
436,544	3.093%, 10/25/2036, Ser. 2006-AR14, Class 2A3	410,422
110,335	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	109,199
127,362	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	128,183

	Total	37,282,455

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Communications Services (3.0%)
	Altice US Finance I Corporation
$575,000	5.500%, 5/15/2026[f]	$609,500
	AMC Networks, Inc.
855,000	5.000%, 4/1/2024	880,650
	America Movil SAB de CV
134,000	5.000%, 10/16/2019	143,599
	American Tower Corporation
170,000	2.800%, 6/1/2020	172,921
	AT&T, Inc.
171,000	5.875%, 10/1/2019	184,886
117,000	5.200%, 3/15/2020	126,031
165,000	2.226%, 6/30/2020[d]	167,064
250,000	2.800%, 2/17/2021	254,033
357,000	2.850%, 2/14/2023[c]	357,471
	British Sky Broadcasting Group plc
240,000	2.625%, 9/16/2019[f]	241,993
	CBS Corporation
181,000	2.500%, 2/15/2023	179,830
	CCOH Safari, LLC
860,000	5.750%, 2/15/2026[f]	924,500
	CenturyLink, Inc.
500,000	6.450%, 6/15/2021	539,845
	Charter Communications Operating, LLC
190,000	3.579%, 7/23/2020	196,027
80,000	4.464%, 7/23/2022	85,575
	Clear Channel Worldwide Holdings, Inc.
835,000	6.500%, 11/15/2022	865,269
	Columbus International, Inc.
800,000	7.375%, 3/30/2021[f]	854,000
	Comcast Corporation
234,000	1.625%, 1/15/2022	228,597
	Crown Castle International Corporation
80,000	3.400%, 2/15/2021	82,612
553,000	5.250%, 1/15/2023	617,697
	CSC Holdings, LLC
60,000	5.500%, 4/15/2027[f]	63,900
	Digicel, Ltd.
779,079	6.000%, 4/15/2021*	757,265
	FairPoint Communications, Inc.
630,000	8.750%, 8/15/2019[f]	643,891
	Hughes Satellite Systems Corporation
338,000	6.500%, 6/15/2019	363,772
	Intelsat Jackson Holdings SA
820,000	8.000%, 2/15/2024[f]	890,725
	Moody’s Corporation
117,000	2.750%, 12/15/2021	118,289
	Neptune Finco Corporation
306,000	10.875%, 10/15/2025[f]	381,735
	SFR Group SA
800,000	6.000%, 5/15/2022[f]	836,984
	Sprint Corporation
825,000	7.625%, 2/15/2025[h]	930,187
	Telefonica Emisiones SAU
218,000	3.192%, 4/27/2018	220,175
	Time Warner, Inc.
117,000	4.875%, 3/15/2020	125,515
	Verizon Communications, Inc.
238,000	4.500%, 9/15/2020	254,452
303,000	2.946%, 3/15/2022	306,091
	Viacom, Inc.
232,000	4.250%, 9/1/2023	241,140

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

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Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Communications Services (3.0%) - continued
	Virgin Media Secured Finance plc
$540,000	5.250%, 1/15/2026[f]	$561,600
	Windstream Services, LLC
585,000	7.750%, 10/15/2020	563,062

	Total	14,970,883

Consumer Cyclical (2.8%)
	Allison Transmission, Inc.
870,000	5.000%, 10/1/2024[f]	900,450
	American Honda Finance Corporation
175,000	2.000%, 2/14/2020	175,794
	BMW US Capital, LLC
200,000	1.500%, 4/11/2019[f]	199,497
	Brookfield Residential Properties, Inc.
570,000	6.125%, 7/1/2022[f]	595,650
	Cinemark USA, Inc.
394,000	4.875%, 6/1/2023	400,403
	CVS Health Corporation
117,000	2.750%, 12/1/2022	118,072
	eBay, Inc.
125,000	2.500%, 3/9/2018	125,678
	Ford Motor Credit Company, LLC
232,000	2.262%, 3/28/2019	232,770
250,000	2.597%, 11/4/2019	252,363
174,000	3.336%, 3/18/2021	178,138
	General Motors Financial Company, Inc.
110,000	3.150%, 1/15/2020	112,288
174,000	2.650%, 4/13/2020	175,776
174,000	4.375%, 9/25/2021	184,089
116,000	3.150%, 6/30/2022	116,348
	Home Depot, Inc.
160,000	2.625%, 6/1/2022	163,235
	Hyundai Capital America
116,000	2.550%, 4/3/2020[f]	116,459
	Jaguar Land Rover Automotive plc
425,000	4.125%, 12/15/2018[f]	432,969
376,000	5.625%, 2/1/2023[f]	390,570
	KB Home
412,000	4.750%, 5/15/2019	423,330
	L Brands, Inc.
376,000	6.625%, 4/1/2021	410,780
	Lennar Corporation
740,000	4.750%, 11/15/2022	784,859
870,000	4.500%, 4/30/2024	904,800
	Live Nation Entertainment, Inc.
175,000	5.375%, 6/15/2022[f]	182,438
355,000	4.875%, 11/1/2024[f]	363,875
	McDonald’s Corporation
232,000	2.625%, 1/15/2022	235,033
	MGM Resorts International
825,000	6.000%, 3/15/2023	913,688
	New Red Finance, Inc.
590,000	4.250%, 5/15/2024[f]	593,316
	Newell Rubbermaid, Inc.
125,000	3.150%, 4/1/2021	128,542
	Nissan Motor Acceptance Corporation
175,000	2.000%, 3/8/2019[f]	175,458
	Prime Security Services Borrower, LLC
725,000	9.250%, 5/15/2023[f]	809,281

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Consumer Cyclical (2.8%) - continued
	Ralph Lauren Corporation
$160,000	2.625%, 8/18/2020	$162,793
	Royal Caribbean Cruises, Ltd.
799,079	5.250%, 11/15/2022	888,380
	Six Flags Entertainment Corporation
570,000	4.875%, 7/31/2024[f]	579,975
	Toll Brothers Finance Corporation
268,000	4.000%, 12/31/2018	273,360
	Visa, Inc.
160,000	2.200%, 12/14/2020	161,650
	Volkswagen Group of America Finance, LLC
163,000	2.450%, 11/20/2019[f]	164,354
	West Corporation
405,000	5.375%, 7/15/2022[f]	410,103
	Yum! Brands, Inc.
870,000	5.000%, 6/1/2024[f]	906,975

	Total	14,343,539

Consumer Non-Cyclical (2.7%)
	Abbott Laboratories
234,000	2.550%, 3/15/2022	233,188
175,000	3.400%, 11/30/2023	180,170
	AbbVie, Inc.
234,000	2.500%, 5/14/2020	237,662
117,000	2.900%, 11/6/2022	119,163
	Amgen, Inc.
232,000	2.650%, 5/11/2022	234,760
	Anheuser-Busch InBev Finance, Inc.
225,000	2.430%, 2/1/2021[d]	233,751
165,000	2.650%, 2/1/2021	167,785
117,000	3.300%, 2/1/2023	121,397
	Anheuser-Busch InBev Worldwide, Inc.
182,000	6.500%, 7/15/2018	190,381
	BAT International Finance plc
160,000	1.756%, 6/15/2018[d,f]	160,392
	Bayer U.S. Finance, LLC
170,000	2.375%, 10/8/2019[f]	171,781
	Becton, Dickinson and Company
232,000	3.125%, 11/8/2021	237,199
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	120,050
	Bunge Limited Finance Corporation
160,000	3.500%, 11/24/2020	164,610
	Cardinal Health, Inc.
120,000	1.948%, 6/14/2019	120,500
120,000	2.616%, 6/15/2022	120,986
	Celgene Corporation
160,000	3.550%, 8/15/2022	167,794
	CHS/Community Health Systems, Inc.
595,000	7.125%, 7/15/2020[h]	575,269
565,000	6.250%, 3/31/2023	578,419
	Constellation Brands, Inc.
116,000	2.700%, 5/9/2022	116,773
	Cott Beverages, Inc.
815,000	5.375%, 7/1/2022	845,563
	CVS Health Corporation
136,000	2.250%, 12/5/2018	136,928
	Envision Healthcare Corporation
800,000	5.125%, 7/1/2022[f]	826,000
	Express Scripts Holding Company
117,000	4.750%, 11/15/2021	128,080
140,000	3.000%, 7/15/2023	141,052

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

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Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Consumer Non-Cyclical (2.7%) - continued
	Forest Laboratories, Inc.
$63,000	4.375%, 2/1/2019[f]	$64,913
	Forest Laboratories, LLC
57,000	4.875%, 2/15/2021[f]	61,574
	HCA, Inc.
469,079	4.750%, 5/1/2023	493,706
285,000	5.250%, 6/15/2026	308,424
	JBS USA, LLC
855,000	5.750%, 6/15/2025[f]	846,450
	Kroger Company
122,000	2.800%, 8/1/2022	122,869
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	90,981
	Mead Johnson Nutrition Company
160,000	3.000%, 11/15/2020	164,851
	Medtronic Global Holdings SCA
232,000	1.700%, 3/28/2019	232,351
	Molson Coors Brewing Company
230,000	2.250%, 3/15/2020[f]	230,732
	Mondelez International Holdings Netherlands BV
180,000	2.000%, 10/28/2021[f]	176,380
	Mylan NV
234,000	3.150%, 6/15/2021	238,946
	PepsiCo, Inc.
175,000	1.832%, 10/6/2021[d]	177,231
	Pernod Ricard SA
130,000	5.750%, 4/7/2021[f]	145,287
	Pinnacle Foods, Inc.
500,000	5.875%, 1/15/2024	536,250
	Reynolds American, Inc.
87,000	3.250%, 6/12/2020	89,744
	Shire Acquisitions Investments Ireland Designated Activity Company
185,000	1.900%, 9/23/2019	184,821
232,000	2.400%, 9/23/2021	230,975
	Smithfield Foods, Inc.
175,000	2.700%, 1/31/2020[f]	176,065
	Tenet Healthcare Corporation
675,000	8.125%, 4/1/2022	725,625
	Teva Pharmaceutical Finance Netherlands III BV
165,000	2.200%, 7/21/2021	162,670
	TreeHouse Foods, Inc.
550,000	4.875%, 3/15/2022	569,250
	Valeant Pharmaceuticals International
469,079	7.250%, 7/15/2022[f]	442,107
	VPII Escrow Corporation
500,000	7.500%, 7/15/2021[f]	485,625
	Zoetis, Inc.
175,000	3.450%, 11/13/2020	181,390

	Total	13,468,870

Energy (2.8%)
	Alliance Resource Operating Partners, LP
545,000	7.500%, 5/1/2025[f]	575,656
	Anadarko Petroleum Corporation
150,000	8.700%, 3/15/2019	165,366
	BP Capital Markets plc
155,000	1.676%, 5/3/2019	154,832
117,000	2.315%, 2/13/2020	118,474

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Energy (2.8%) - continued
	Buckeye Partners, LP
$268,000	2.650%, 11/15/2018	$269,543
	Canadian Natural Resources, Ltd.
120,000	2.950%, 1/15/2023	120,291
	Canadian Oil Sands, Ltd.
125,000	9.400%, 9/1/2021[f]	152,629
	Cenovus Energy, Inc.
116,000	3.800%, 9/15/2023	116,299
	Concho Resources, Inc.
230,000	4.375%, 1/15/2025	237,188
	Continental Resources, Inc.
116,000	5.000%, 9/15/2022	114,985
	Crestwood Midstream Partners, LP
550,000	6.250%, 4/1/2023	560,313
	Enbridge, Inc.
120,000	2.900%, 7/15/2022	120,859
	Encana Corporation
171,000	3.900%, 11/15/2021[h]	175,595
	Energy Transfer Equity, LP
855,000	5.500%, 6/1/2027	897,750
	Energy Transfer Partners, LP
170,000	4.150%, 10/1/2020	177,275
	EOG Resources, Inc.
160,000	2.625%, 3/15/2023	159,327
	EQT Corporation
52,000	5.150%, 3/1/2018	52,905
134,000	8.125%, 6/1/2019	147,760
	Exxon Mobil Corporation
200,000	1.708%, 3/1/2019	200,480
	Kinder Morgan Energy Partners, LP
234,000	3.450%, 2/15/2023	237,517
	Marathon Oil Corporation
118,000	2.700%, 6/1/2020	117,562
	Marathon Petroleum Corporation
160,000	3.400%, 12/15/2020	165,630
	MEG Energy Corporation
376,000	6.375%, 1/30/2023[f]	314,900
	MPLX, LP
175,000	4.500%, 7/15/2023	186,641
845,000	4.875%, 12/1/2024	907,996
	ONEOK, Inc.
174,000	7.500%, 9/1/2023	210,679
	PBF Holding Company, LLC
775,000	7.250%, 6/15/2025[f]	759,500
	Petrobras Global Finance BV
608,000	8.375%, 5/23/2021	685,338
257,000	7.375%, 1/17/2027	278,331
	Petroleos Mexicanos
115,000	6.375%, 2/4/2021	125,925
263,000	6.500%, 3/13/2027[f]	289,563
	Regency Energy Partners, LP
675,000	5.000%, 10/1/2022	724,578
	Sabine Pass Liquefaction, LLC
117,000	6.250%, 3/15/2022	132,794
117,000	5.625%, 4/15/2023	130,275
805,000	5.625%, 3/1/2025	895,531
	Schlumberger Holdings Corporation
160,000	3.000%, 12/21/2020[f]	163,528
	Sunoco Logistics Partners Operations, LP
160,000	4.400%, 4/1/2021	168,639
	Tesoro Corporation
650,000	4.750%, 12/15/2023[f]	701,247
	TransCanada Trust
525,000	5.300%, 3/15/2077	543,375
600,000	5.875%, 8/15/2076	656,520

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

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Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Energy (2.8%) - continued
	Weatherford International, Ltd.
$590,000	8.250%, 6/15/2023[h]	$598,850
	Western Gas Partners, LP
120,000	4.000%, 7/1/2022	123,792
	Williams Partners, LP
250,000	4.000%, 11/15/2021	261,514

	Total	13,897,752

Financials (7.1%)
	ACE INA Holdings, Inc.
160,000	2.875%, 11/3/2022	164,315
	AIG Global Funding
242,000	2.150%, 7/2/2020[f]	242,506
	Air Lease Corporation
80,000	2.625%, 9/4/2018	80,689
	Ally Financial, Inc.
540,000	3.750%, 11/18/2019	552,150
	American Express Credit Corporation
116,000	1.502%, 5/3/2019[d]	116,284
116,000	2.200%, 3/3/2020	116,939
160,000	2.292%, 9/14/2020[d]	162,734
	Australia & New Zealand Banking Group, Ltd.
500,000	6.750%, 6/15/2026[f,i]	559,479
	Banco Santander SA
600,000	6.375%, 5/19/2019[i]	615,912
	Bank of America Corporation
420,000	5.650%, 5/1/2018	431,831
116,000	2.369%, 7/21/2021	116,222
234,000	5.700%, 1/24/2022	264,867
	Bank of Montreal
130,000	1.500%, 7/18/2019	129,531
182,000	2.100%, 6/15/2020	182,418
	Bank of New York Mellon Corporation
234,000	2.600%, 2/7/2022	236,146
	Bank of Nova Scotia
174,000	2.700%, 3/7/2022	175,923
	Barclays plc
234,000	3.200%, 8/10/2021	238,319
	BB&T Corporation
202,000	2.050%, 6/19/2018	202,808
	Bear Stearns Companies, LLC
295,000	6.400%, 10/2/2017	297,364
	BNP Paribas SA
208,000	2.375%, 9/14/2017	208,218
730,000	7.625%, 3/30/2021[f,i]	808,475
	Capital One Financial Corporation
116,000	2.500%, 5/12/2020	116,819
354,000	3.050%, 3/9/2022	360,007
	CBOE Holdings, Inc.
181,000	1.950%, 6/28/2019	181,079
	Centene Escrow Corporation
500,000	5.625%, 2/15/2021	520,000
	Central Fidelity Capital Trust I
710,000	2.304%, 4/15/2027[d]	678,050
	CIT Group, Inc.
450,000	3.875%, 2/19/2019	460,688
	Citigroup, Inc.
234,000	2.450%, 1/10/2020	236,188
234,000	2.650%, 10/26/2020	236,757
363,000	2.350%, 8/2/2021	361,206
116,000	2.750%, 4/25/2022	116,346
	Citizens Bank NA
250,000	2.200%, 5/26/2020	250,284

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Financials (7.1%) - continued
	CNA Financial Corporation
$185,000	5.750%, 8/15/2021	$206,513
	Commonwealth Bank of Australia
232,000	2.250%, 3/10/2020[f]	233,169
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
232,000	3.950%, 11/9/2022	244,189
	Credit Agricole SA
116,000	3.375%, 1/10/2022[f]	118,925
220,000	8.125%, 12/23/2025[f,i]	262,625
	Credit Suisse Group AG
588,000	7.500%, 12/11/2023[f,i]	668,850
	Credit Suisse Group Funding Guernsey, Ltd.
350,000	3.800%, 9/15/2022	366,184
	Credit Suisse Group Funding, Ltd.
234,000	3.125%, 12/10/2020	239,423
	DDR Corporation
176,000	3.500%, 1/15/2021	178,457
	Deutsche Bank AG
125,000	2.700%, 7/13/2020	125,582
348,000	4.250%, 10/14/2021	366,530
	Discover Bank
70,000	8.700%, 11/18/2019	79,243
	Fifth Third Bancorp
175,000	2.600%, 6/15/2022	174,916
	First Tennessee Bank NA
850	3.750%, 8/29/2017[d,f,i]	654,792
	Goldman Sachs Group, Inc.
138,000	2.625%, 1/31/2019	139,558
228,000	7.500%, 2/15/2019	247,122
232,000	5.375%, 5/10/2020[i]	243,600
174,000	2.600%, 12/27/2020	175,399
234,000	5.250%, 7/27/2021	257,775
175,000	2.352%, 11/15/2021[d]	176,851
234,000	3.000%, 4/26/2022	236,944
120,000	2.268%, 6/5/2023[d]	120,566
300,000	5.300%, 11/10/2026[i]	319,923
	Hartford Financial Services Group, Inc.
263,000	6.000%, 1/15/2019	278,253
	HCP, Inc.
139,000	3.750%, 2/1/2019	142,004
	Hospitality Properties Trust
150,000	4.250%, 2/15/2021	156,783
	HSBC Holdings plc
348,000	3.400%, 3/8/2021	359,842
234,000	6.875%, 6/1/2021[i]	256,628
150,000	6.375%, 9/17/2024[i]	160,125
	Huntington Bancshares, Inc.
200,000	3.150%, 3/14/2021	204,944
	Huntington Capital Trust I
100,000	2.011%, 2/1/2027[d]	90,250
	Icahn Enterprises, LP
315,000	6.000%, 8/1/2020	323,662
235,000	6.750%, 2/1/2024	246,750
	ILFC E-Capital Trust II
865,000	4.590%, 12/21/2065[d,f]	834,293
	ING Capital Funding Trust III
144,000	4.896%, 9/30/2017[d,i]	144,900
	International Lease Finance Corporation
234,000	4.625%, 4/15/2021	249,795
234,000	5.875%, 8/15/2022	264,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

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Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Financials (7.1%) - continued
	Intesa Sanpaolo SPA
$68,000	3.875%, 1/16/2018	$68,590
200,000	3.125%, 7/14/2022[f]	201,332
	J.P. Morgan Chase & Company
138,000	6.300%, 4/23/2019	148,388
75,000	2.250%, 1/23/2020	75,565
175,000	1.882%, 6/1/2021[d]	175,488
174,000	2.776%, 4/25/2023	174,789
231,000	2.543%, 10/24/2023[d]	235,476
	J.P. Morgan Chase Capital XXIII
345,000	2.182%, 5/15/2047[d]	320,634
	KeyCorp
223,000	2.300%, 12/13/2018	224,511
	Liberty Mutual Group, Inc.
54,000	5.000%, 6/1/2021[f]	58,823
	Lincoln National Corporation
130,000	6.250%, 2/15/2020	142,718
	Macquarie Bank, Ltd.
200,000	6.125%, 3/8/2027[f,i]	206,000
	MetLife, Inc.
244,000	1.903%, 12/15/2017	244,320
125,000	9.250%, 4/8/2038[f]	185,781
	Mitsubishi UFJ Financial Group, Inc.
117,000	2.998%, 2/22/2022	119,178
	Morgan Stanley
115,000	2.457%, 1/27/2020[d]	116,832
234,000	2.800%, 6/16/2020	238,216
232,000	5.500%, 7/28/2021	258,208
231,000	2.487%, 1/20/2022[d]	233,305
116,000	2.750%, 5/19/2022	116,199
150,000	4.875%, 11/1/2022	163,244
	MPT Operating Partnership, LP
550,000	5.500%, 5/1/2024	578,875
	National City Corporation
140,000	6.875%, 5/15/2019	152,030
	New York Life Global Funding
160,000	1.550%, 11/2/2018[f]	159,982
	Nomura Holdings, Inc.
135,000	2.750%, 3/19/2019	136,615
	Park Aerospace Holdings, Ltd.
805,000	5.500%, 2/15/2024[f]	819,591
	PNC Bank NA
234,000	2.450%, 11/5/2020	237,144
	Quicken Loans, Inc.
830,000	5.750%, 5/1/2025[f]	868,388
	Realty Income Corporation
174,000	5.750%, 1/15/2021	191,302
	Regions Bank
250,000	7.500%, 5/15/2018	261,059
	Regions Financial Corporation
135,000	3.200%, 2/8/2021	138,357
	Reinsurance Group of America, Inc.
175,000	4.700%, 9/15/2023	190,117
	Royal Bank of Canada
232,000	2.125%, 3/2/2020	233,176
	Royal Bank of Scotland Group plc
548,000	7.640%, 9/30/2017[i]	525,395
650,000	7.500%, 8/10/2020[i]	686,563
174,000	8.625%, 8/15/2021[i]	192,162
638,000	7.648%, 9/30/2031[i]	795,107
	Simon Property Group, LP
160,000	2.500%, 9/1/2020	162,454
225,000	2.500%, 7/15/2021	226,718
	Societe Generale SA
345,000	8.250%, 11/29/2018[i]	366,059

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Financials (7.1%) - continued
$200,000	8.000%, 9/29/2025[f,i]	$232,550
	Standard Chartered plc
35,000	2.100%, 8/19/2019[f]	34,970
960,000	2.821%, 1/30/2027[d,f,i]	822,000
	State Street Capital Trust IV
1,240,000	2.246%, 6/15/2047[d]	1,147,744
	State Street Corporation
160,000	2.081%, 8/18/2020[d]	163,293
	Sumitomo Mitsui Banking Corporation
135,000	1.884%, 1/16/2018[d]	135,282
	Sumitomo Mitsui Financial Group, Inc.
232,000	2.934%, 3/9/2021	236,611
116,000	2.784%, 7/12/2022	116,680
	Sumitomo Mitsui Trust Bank, Ltd.
250,000	2.050%, 3/6/2019[f]	250,535
	SunTrust Banks, Inc.
125,000	2.900%, 3/3/2021	127,332
	Synchrony Financial
118,000	3.000%, 8/15/2019	119,852
75,000	2.402%, 2/3/2020[d]	75,831
	Toronto-Dominion Bank
150,000	2.153%, 1/22/2019[d]	151,509
160,000	2.172%, 12/14/2020[d]	163,164
	UBS Group Funding Jersey, Ltd.
232,000	3.000%, 4/15/2021[f]	236,415
	UnitedHealth Group, Inc.
160,000	3.350%, 7/15/2022	167,679
	USB Realty Corporation
725,000	2.451%, 1/15/2022[d,f,i]	643,437
	Voya Financial, Inc.
210,000	2.900%, 2/15/2018	211,307
	Wachovia Capital Trust II
100,000	1.804%, 1/15/2027[d]	94,000
	Wells Fargo & Company
120,000	2.100%, 7/26/2021	118,701
122,000	2.625%, 7/22/2022	122,230
231,000	2.423%, 1/24/2023[d]	234,150
200,000	2.541%, 10/31/2023[d]	204,068
	Welltower, Inc.
174,000	4.950%, 1/15/2021	187,849
	Westpac Banking Corporation
195,000	2.028%, 8/19/2021[d]	197,105

	Total	35,793,754

Foreign Government (14.3%)
	Argentina Government International Bond
1,388,000	6.875%, 4/22/2021	1,494,182
865,000	5.625%, 1/26/2022	886,625
1,725,000	7.500%, 4/22/2026	1,853,513
682,000	6.875%, 1/26/2027	700,755
1,557,865	8.280%, 12/31/2033	1,690,283
521,000	7.125%, 7/6/2036	514,488
1,294,547	2.500%, 12/31/2038[e]	838,219
603,000	7.625%, 4/22/2046	619,884
	Brazil Government International Bond
1,303,000	4.875%, 1/22/2021	1,381,180
1,800,000	2.625%, 1/5/2023	1,694,700
692,000	6.000%, 4/7/2026	759,470
873,000	7.125%, 1/20/2037	1,014,862
1,032,000	5.000%, 1/27/2045	924,672
463,000	5.625%, 2/21/2047[h]	451,888

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Foreign Government (14.3%) - continued
	Colombia Government International Bond
$870,000	4.375%, 7/12/2021	$927,855
656,000	2.625%, 3/15/2023[h]	642,060
910,000	4.000%, 2/26/2024	946,400
320,000	7.375%, 9/18/2037	415,040
982,000	5.625%, 2/26/2044	1,078,727
1,032,000	5.000%, 6/15/2045	1,046,964
	Croatia Government International Bond
172,000	6.750%, 11/5/2019[f]	187,190
1,034,000	6.625%, 7/14/2020[f]	1,143,087
521,000	6.000%, 1/26/2024[f,h]	593,940
	Hungary Government International Bond
1,466,000	5.750%, 11/22/2023	1,689,565
1,462,000	5.375%, 3/25/2024	1,660,604
	Indonesia Government International Bond
1,140,000	4.875%, 5/5/2021[f]	1,225,245
254,000	3.750%, 4/25/2022[f]	262,583
868,000	3.375%, 4/15/2023[f]	873,982
1,116,000	5.875%, 1/15/2024[f]	1,276,493
200,000	4.125%, 1/15/2025[f]	207,742
744,000	4.750%, 1/8/2026[f]	802,859
875,000	8.500%, 10/12/2035[f]	1,280,754
454,000	6.750%, 1/15/2044[f]	597,139
1,744,000	5.125%, 1/15/2045[f]	1,891,197
	Mexico Government International Bond
582,000	5.750%, 10/12/2110	613,719
1,226,000	4.000%, 10/2/2023	1,288,526
1,215,000	3.600%, 1/30/2025	1,238,692
1,123,000	4.125%, 1/21/2026	1,175,781
528,000	4.150%, 3/28/2027	551,232
344,000	6.750%, 9/27/2034	444,620
578,000	6.050%, 1/11/2040	687,820
1,130,000	4.750%, 3/8/2044	1,140,735
694,000	5.550%, 1/21/2045	784,914
602,000	4.600%, 1/23/2046	595,378
569,000	4.350%, 1/15/2047	543,110
	Panama Government International Bond
514,000	4.000%, 9/22/2024	544,840
783,000	3.750%, 3/16/2025	814,320
272,000	9.375%, 4/1/2029	405,280
716,000	6.700%, 1/26/2036	933,306
	Peru Government International Bond
350,000	5.625%, 11/18/2050	431,375
906,000	8.750%, 11/21/2033	1,402,035
	Philippines Government International Bond
653,000	4.000%, 1/15/2021	695,262
675,000	7.750%, 1/14/2031	976,199
450,000	6.375%, 10/23/2034	604,747
360,000	5.000%, 1/13/2037	425,956
720,000	3.950%, 1/20/2040	749,631
	Romania Government International Bond
730,000	4.375%, 8/22/2023[f]	781,100
380,000	4.875%, 1/22/2024[f]	418,000
174,000	6.125%, 1/22/2044[f]	220,210
	Russia Government International Bond
712,000	3.500%, 1/16/2019[f]	724,407

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Foreign Government (14.3%) - continued
$3,000,000	5.000%, 4/29/2020[f]	$3,176,916
632,000	4.875%, 9/16/2023[f,h]	682,611
600,000	4.750%, 5/27/2026[f]	628,500
939,300	7.500%, 3/31/2030[f]	1,127,183
1,116,000	5.625%, 4/4/2042[f]	1,216,208
	South Africa Government International Bond
175,000	5.500%, 3/9/2020	186,590
735,000	5.875%, 5/30/2022	806,592
475,000	4.875%, 4/14/2026	479,967
957,000	4.300%, 10/12/2028	907,336
	Turkey Government International Bond
708,000	7.000%, 6/5/2020	777,632
1,450,000	5.125%, 3/25/2022	1,518,173
750,000	6.250%, 9/26/2022	822,447
1,052,000	5.750%, 3/22/2024	1,122,978
1,481,000	4.250%, 4/14/2026	1,422,044
745,000	4.875%, 10/9/2026	743,137
1,024,000	6.875%, 3/17/2036	1,162,076
675,000	6.750%, 5/30/2040	759,251
700,000	4.875%, 4/16/2043	630,588
1,049,000	6.625%, 2/17/2045	1,165,838

	Total	72,101,409

Mortgage-Backed Securities (10.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
3,750,000	3.000%, 8/1/2032[c]	3,859,351
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
7,075,000	4.000%, 8/1/2047[c]	7,452,315
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
9,000,000	3.000%, 8/1/2047[c]	9,015,469
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
13,750,000	3.500%, 8/1/2047[c]	14,156,054
13,737,500	4.000%, 8/1/2047[c]	14,464,622
2,900,000	4.500%, 8/1/2047[c]	3,113,422

	Total	52,061,233

Technology (1.3%)
	Alliance Data Systems Corporation
440,000	5.375%, 8/1/2022[f]	445,500
	Apple, Inc.
232,000	2.850%, 5/6/2021	239,057
232,000	1.532%, 5/11/2022[d]	233,406
	Automatic Data Processing, Inc.
160,000	2.250%, 9/15/2020	162,323
	Baidu, Inc.
122,000	3.000%, 6/30/2020	123,918
	Broadcom Corporation
231,000	2.375%, 1/15/2020[f]	232,634
	CDK Global, Inc.
320,000	4.875%, 6/1/2027[f]	328,800
	Diamond 1 Finance Corporation
125,000	3.480%, 6/1/2019[f]	127,954
234,000	5.450%, 6/15/2023[f]	257,904
	Equinix, Inc.
540,000	5.750%, 1/1/2025	580,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Technology (1.3%) - continued
	Fidelity National Information Services, Inc.
$90,000	3.625%, 10/15/2020	$94,119
195,000	2.250%, 8/15/2021	193,635
	First Data Corporation
550,000	5.375%, 8/15/2023[f]	575,437
	Hewlett Packard Enterprise Company
283,000	3.600%, 10/15/2020	292,834
	Intel Corporation
220,000	1.700%, 5/19/2021	218,189
160,000	3.100%, 7/29/2022	165,653
	Iron Mountain, Inc.
360,079	6.000%, 8/15/2023	380,784
	Microsoft Corporation
234,000	2.400%, 2/6/2022	237,032
	NXP BV
415,000	3.875%, 9/1/2022[f]	431,467
	Oracle Corporation
170,000	2.500%, 5/15/2022	172,380
	Sensata Technologies BV
765,000	4.875%, 10/15/2023[f]	791,775
	Texas Instruments, Inc.
170,000	1.750%, 5/1/2020	170,671

	Total	6,455,972

Transportation (0.3%)
	Air Canada Pass Through Trust
58,057	3.875%, 3/15/2023[f]	57,912
	American Airlines Pass Through Trust
102,127	4.950%, 1/15/2023	109,647
	Avis Budget Car Rental, LLC
290,000	5.125%, 6/1/2022[f,h]	289,275
	Delta Air Lines, Inc.
82,743	4.950%, 5/23/2019	85,742
174,000	2.875%, 3/13/2020	176,749
	J.B. Hunt Transport Services, Inc.
160,000	3.300%, 8/15/2022	163,175
	United Airlines Pass Through Trust
160,000	3.700%, 12/1/2022	164,000
	XPO Logistics, Inc.
500,000	6.500%, 6/15/2022[f]	519,375

	Total	1,565,875

Utilities (1.1%)
	Alabama Power Company
117,000	2.450%, 3/30/2022	117,892
	Ameren Corporation
160,000	2.700%, 11/15/2020	162,511
	Arizona Public Service Company
95,000	2.200%, 1/15/2020	95,489
	Berkshire Hathaway Energy Company
240,000	2.400%, 2/1/2020	241,648
	Calpine Corporation
675,000	5.375%, 1/15/2023[h]	655,594
	Consolidated Edison, Inc.
117,000	2.000%, 3/15/2020	117,284
	Dominion Energy, Inc.
232,000	2.579%, 7/1/2020	234,242
	DTE Energy Company
242,000	2.400%, 12/1/2019	243,855
	Dynegy, Inc.
775,000	7.375%, 11/1/2022[h]	785,656
	Edison International
116,000	2.125%, 4/15/2020	116,385

Principal Amount	Long-Term Fixed Income (61.3%)	Value
Utilities (1.1%) - continued
	Emera U.S. Finance, LP
$135,000	2.150%, 6/15/2019	$135,329
	Eversource Energy
80,000	1.600%, 1/15/2018	79,924
	Exelon Generation Company, LLC
138,000	5.200%, 10/1/2019	147,391
175,000	2.950%, 1/15/2020	178,686
	FirstEnergy Corporation
184,000	2.850%, 7/15/2022	184,275
	Fortis, Inc.
160,000	2.100%, 10/4/2021	157,855
	NextEra Energy Capital Holdings, Inc.
125,000	2.300%, 4/1/2019	125,977
	NRG Energy, Inc.
469,079	6.625%, 3/15/2023	484,910
	Pacific Gas & Electric Company
134,000	5.625%, 11/30/2017	135,794
	PG&E Corporation
136,000	2.400%, 3/1/2019	136,909
	PPL Capital Funding, Inc.
175,000	3.500%, 12/1/2022	181,418
	PSEG Power, LLC
143,000	3.000%, 6/15/2021	145,813
	Sempra Energy
244,000	6.150%, 6/15/2018	253,311
75,000	2.400%, 3/15/2020	75,802
	Southern California Edison Company
55,000	2.400%, 2/1/2022	55,279
	Southern Company
100,000	1.850%, 7/1/2019	99,902
116,000	2.350%, 7/1/2021	115,673

	Total	5,464,804

	Total Long-Term Fixed Income (cost $302,754,835)	307,957,309

Shares	Registered Investment Companies (2.1%)	Value
Equity Funds/Exchange Traded Funds (0.2%)
34,500	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	460,230
38,985	BlackRock Resources & Commodities Strategy Trust	336,441
17,000	Guggenheim Multi-Asset Income ETF	362,270

	Total	1,158,941

Fixed Income Funds/Exchange Traded Funds (1.9%)
184,069	Aberdeen Asia-Pacific Income Fund, Inc.	953,477
5,500	iShares S&P U.S. Preferred Stock Index Fund	215,875
171,926	MFS Intermediate Income Trust	739,282
77,920	PowerShares Senior Loan Portfolio	1,813,198
141,898	Templeton Global Income Fund	947,879
42,445	Vanguard Short-Term Corporate Bond ETF	3,405,787
65,908	Western Asset Emerging Markets Debt Fund, Inc.	1,030,142
102,538	Western Asset High Income Opportunity Fund, Inc.	530,122

	Total	9,635,762

	Total Registered Investment Companies (cost $11,607,512)	10,794,703

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Preferred Stock (1.5%)	Value
Consumer Non-Cyclical (0.1%)
14,320	CHS, Inc., 7.100%[i]	$423,872

	Total	423,872

Energy (<0.1%)
9,229	Alpha Natural Resources, Inc., 0.000%[j]	156,893
9,229	ANR Holdings, Inc., 0.000%[j]	36,916

	Total	193,809

Financials (1.4%)
7,320	Agribank FCB, 6.875%[i]	812,292
6,000	Annaly Capital Management, Inc., 6.950%[i,j]	149,100
28,995	Citigroup, Inc., 6.875%[i]	868,980
9,200	Citigroup, Inc., 7.542%[d]	251,252
5,700	Cobank ACB, 6.250%*,i	595,828
19,000	Countrywide Capital V, 7.000%	490,960
23,000	GMAC Capital Trust I, 6.967%[d]	610,650
24,100	Goldman Sachs Group, Inc., 5.500%[i]	669,498
28,300	Morgan Stanley, 7.125%[i]	847,585
19,266	U.S. Bancorp, 6.500%[i]	574,897
679	Wells Fargo & Company, Convertible, 7.500%[i]	901,373

	Total	6,772,415

	Total Preferred Stock (cost $6,640,040)	7,390,096

Shares	Common Stock (0.7%)	Value
Energy (0.3%)
6,832	Arch Coal, Inc.	519,710
12,424	Contura Energy, Inc.	862,226

	Total	1,381,936

Financials (0.4%)
133,935	Apollo Investment Corporation	855,845
61,634	Ares Capital Corporation	1,010,181

	Total	1,866,026

Materials (<0.1%)
48,119	Verso Corporation[j]	230,009

	Total	230,009

	Total Common Stock (cost $3,565,808)	3,477,971

Shares	Collateral Held for Securities Loaned (1.3%)	Value
6,429,120	Thrivent Cash Management Trust	6,429,120

	Total Collateral Held for Securities Loaned (cost $6,429,120)	6,429,120

Shares or Principal Amount	Short-Term Investments (16.7%)[k]	Value
	Federal Home Loan Bank Discount Notes
300,000	1.030%, 8/30/2017[l]	299,758
400,000	1.024%, 9/13/2017[l]	399,518

Shares or Principal Amount	Short-Term Investments (16.7%)[k]	Value
8,344,787	Thrivent Core Short-Term Reserve Fund
	1.280%	$83,447,865

	Total Short-Term Investments (cost $84,147,127)	84,147,141

	Total Investments (cost $565,253,294) 113.2%	$568,938,015

	Other Assets and Liabilities, Net (13.2%)	(66,348,920)

	Total Net Assets 100.0%	$502,589,095

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2017.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2017.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2017, the value of these investments was $66,790,377 or 13.3% of total net assets.
g	All or a portion of the security is insured or guaranteed.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Opportunity Income Plus Fund as of July 31, 2017 was $19,551,519 or 3.9% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2017.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$843,633
ALM XI Ltd., 10/17/2026	4/28/2017	950,000
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	240,553
Apidos CLO XVIII, 7/22/2026	4/4/2017	575,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	1,275,325
CLUB Credit Trust, 4/17/2023	6/14/2017	749,997
Cobank ACB, 6.250%, 10/1/2022	1/15/2016	590,663
College Avenue Student Loans, LLC, 11/26/2046	7/11/2017	850,000
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	515,657

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Security	Acquisition Date	Cost
Digicel, Ltd., 4/15/2021	8/19/2013	$777,615
GCAT, LLC, 3/25/2047	3/22/2017	980,056
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	1,250,000
Mariner Finance Issuance Trust, 2/20/2029	2/16/2017	899,823
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	120,756
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	491,646
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	499,999
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	850,000
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	616,303
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	641,117
Pretium Mortgage Credit Partners I, LLC, 7/27/2031	6/17/2016	703,953
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	939,401
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	276,887
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	206,923
Upstart Securitization Trust, 6/20/2024	6/13/2017	999,991
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	696,009
Voya CLO 4, Ltd., 10/14/2026	6/16/2017	1,050,000
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2017	1,088,508

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus Fund as of July 31, 2017:

Securities Lending Transactions

Taxable Debt Security	$6,206,884

Total lending	$6,206,884
Gross amount payable upon return of collateral for securities loaned	$6,429,120

Net amounts due to counterparty	$222,236

Definitions:

ETF	-	Exchange Traded Fund
FNMA	-	Federal National Mortgage Association
Ser.	-	Series

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,004,634
Gross unrealized depreciation	(6,319,913)

Net unrealized appreciation (depreciation)	$3,684,721
Cost for federal income tax purposes	$565,253,294

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Opportunity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	8,983,408	–	7,294,504	1,688,904
Capital Goods	11,024,249	–	11,024,249	–
Communications Services	45,997,052	–	44,533,986	1,463,066
Consumer Cyclical	20,595,877	–	15,873,071	4,722,806
Consumer Non-Cyclical	23,477,531	–	23,477,531	–
Energy	4,407,090	–	4,407,090	–
Financials	8,000,752	–	8,000,752	–
Technology	15,234,579	–	15,234,579	–
Transportation	5,660,764	–	2,663,289	2,997,475
Utilities	5,360,373	–	5,360,373	–
Long-Term Fixed Income
Asset-Backed Securities	25,665,974	–	25,665,974	–
Basic Materials	6,377,157	–	6,377,157	–
Capital Goods	8,507,632	–	8,507,632	–
Collateralized Mortgage Obligations	37,282,455	–	37,282,455	–
Communications Services	14,970,883	–	14,970,883	–
Consumer Cyclical	14,343,539	–	14,343,539	–
Consumer Non-Cyclical	13,468,870	–	13,468,870	–
Energy	13,897,752	–	13,897,752	–
Financials	35,793,754	–	35,793,754	–
Foreign Government	72,101,409	–	72,101,409	–
Mortgage-Backed Securities	52,061,233	–	52,061,233	–
Technology	6,455,972	–	6,455,972	–
Transportation	1,565,875	–	1,565,875	–
Utilities	5,464,804	–	5,464,804	–
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	9,635,762	9,635,762	–	–
Equity Funds/Exchange Traded Funds	1,158,941	1,158,941	–	–
Preferred Stock
Consumer Non-Cyclical	423,872	423,872	–	–
Energy	193,809	–	193,809	–
Financials	6,772,415	5,364,295	1,408,120	–
Common Stock
Energy	1,381,936	1,381,936	–	–
Financials	1,866,026	1,866,026	–	–
Materials	230,009	230,009	–	–
Short-Term Investments	699,276	–	699,276	–
Subtotal Investments in Securities	$479,061,030	$20,060,841	$448,127,938	$10,872,251

Other Investments *	Total
Short-Term Investments	83,447,865
Collateral Held for Securities Loaned	6,429,120
Subtotal Other Investments	$89,876,985
Total Investments at Value	$568,938,015

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	69,991	69,991	–	–
Total Asset Derivatives	$69,991	$69,991	$–	$–

Liability Derivatives
Futures Contracts	255,591	255,591	–	–
Call Options Written	21,741	–	–	21,741
Total Liability Derivatives	$277,332	$255,591	$–	$21,741

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2017

(unaudited)

The following table presents Opportunity Income Plus Fund’s futures contracts held as of July 31, 2017. Investments and/or cash totaling $699,276 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(73)	September 2017	($15,800,856)	($15,793,094)	$7,762
5-Yr. U.S. Treasury Bond Futures	134	September 2017	15,826,024	15,831,891	5,867
10-Yr. U.S. Treasury Bond Futures	(70)	September 2017	(8,788,604)	(8,812,344)	(23,740)
20-Yr. U.S. Treasury Bond Futures	9	September 2017	1,372,881	1,376,719	3,838
CME Ultra Long Term U.S. Treasury Bond	26	September 2017	4,224,476	4,277,000	52,524
S&P 500 Index Futures	(24)	September 2017	(14,577,200)	(14,808,000)	(230,800)
Ultra 10-Yr. U.S. Treasury Note	(16)	September 2017	(2,159,699)	(2,160,750)	(1,051)
Total Futures Contracts					($185,600)

The following table presents Opportunity Income Plus Fund’s options contracts held as of July 31, 2017.

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
FNMA Conventional 30-Yr. Pass Through Call Option	9	$99.70	August 2017	($47,053)	($21,741)
Total Call Options Written				($47,053)	($21,741)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at July 31, 2017	Value July 31, 2017	Income Earned November 1, 2016 - July 31, 2017
Cash Management Trust- Collateral Investment	$12,236,852	$63,719,168	$69,526,900	6,429,120	$6,429,120	$44,919
Core Short-Term Reserve	60,152,003	247,081,571	223,785,709	8,344,787	83,447,865	584,883
Total Value and Income Earned	$72,388,855				$89,876,985	$629,802

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (92.9%)	Value
Brazil (12.3%)
31,200	Ambev SA	$191,201
38,208	Banco Bradesco SA ADR	367,561
10,900	BRF SAa	129,296
27,170	Lojas Renner SA	255,725
8,300	Multiplan Empreendimentos Imobiliarios SA	191,640
13,100	Ultrapar Participacoes SA	311,416
26,500	Vale SA ADR	265,795

	Total	1,712,634

Chile (2.4%)
6,800	Banco Santander Chile SA ADR	192,236
15,500	S.A.C.I. Falabella	143,199

	Total	335,435

China (4.3%)
40,496	Hangzhou Hikvision Digital Technology Company, Ltd.	180,375
2,599	Kweichow Moutai Company, Ltd.	185,914
11,300	Midea Group Company, Ltd.	69,139
28,197	Shanghai International Airport Company, Ltd.	156,960

	Total	592,388

Hong Kong (10.6%)
59,600	AIA Group, Ltd.	468,784
38,500	China Mobile, Ltd.	411,532
70,000	Hang Lung Group, Ltd.	265,894
6,465	Hong Kong Exchanges and Clearing, Ltd.	184,177
8,500	Swire Pacific, Ltd.	84,695
18,600	Swire Properties, Ltd.	64,254

	Total	1,479,336

Hungary (1.1%)
5,900	Richter Gedeon Nyrt	150,947

	Total	150,947

India (15.6%)
17,500	Aditya Birla Capital, Ltd.[a,b]	45,835
12,500	Grasim Industries, Ltd. GDR	208,062
3,100	Hero Motocorp, Ltd.	176,627
11,000	Hindustan Unilever, Ltd.	198,164
20,039	Housing Development Finance Corporation	558,921
8,141	Infosys, Ltd. ADR	128,628
6,000	ITC, Ltd.	26,661
75,120	ITC, Ltd. GDR	333,995
8,700	Kotak Mahindra Bank, Ltd.	138,586
3,236	Tata Consultancy Services, Ltd.	125,668
3,600	Ultra Tech Cement, Ltd. GDR	227,663

	Total	2,168,810

Indonesia (4.9%)
624,500	Astra International Tbk PT	373,667
115,400	Indocement Tunggal Prakarsa Tbk PT	151,479
106,900	PT Bank Central Asia Tbk	150,093

	Total	675,239

Luxembourg (1.3%)
5,700	Tenaris SA ADR	179,778

	Total	179,778

Shares	Common Stock (92.9%)	Value
Malaysia (1.0%)
28,600	Public Bank Berhad	$135,476

	Total	135,476

Mexico (7.1%)
4,000	Fomento Economico Mexicano SAB de CV ADR	403,520
1,000	Grupo Aeroportuario del Sureste SAB de CV ADR	212,550
56,800	Grupo Financiero Banorte SAB de CV ADR	376,454

	Total	992,524

Philippines (3.8%)
7,300	Ayala Corporation	125,063
263,000	Ayala Land, Inc.	218,884
90,600	Bank of the Philippine Islands	187,807

	Total	531,754

Poland (1.0%)
3,721	Bank Pekao SA	132,215

	Total	132,215

Portugal (1.1%)
7,900	Jeronimo Martins SGPS SA	155,379

	Total	155,379

Russia (3.7%)
5,300	Lukoil ADR	246,955
1,678	Magnit PJSC	267,350

	Total	514,305

South Africa (3.2%)
14,500	Massmart Holdings, Ltd.	121,743
15,596	MTN Group, Ltd.	140,237
31,696	Truworths International, Ltd.	181,824

	Total	443,804

South Korea (2.9%)
329	Amorepacific Corporation	52,185
716	Amorepacific Group	77,715
384	NAVER Corporation	275,722

	Total	405,622

Taiwan (5.0%)
34,000	Taiwan Mobile Company, Ltd.	121,682
81,000	Taiwan Semiconductor Manufacturing Company, Ltd.	572,581

	Total	694,263

Thailand (4.2%)
18,700	Siam Cement pcl	284,244
68,700	Siam Commercial Bank pcl	303,504

	Total	587,748

Turkey (4.1%)
62,500	Akbank TAS	185,931
11,000	BIM Birlesik Magazalar AS	214,535
56,300	Turkiye Garanti Bankasi AS	168,601

	Total	569,067

United Kingdom (1.6%)
4,200	BHP Billiton plc	76,299
12,546	Standard Chartered plc[a]	140,243

	Total	216,542

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (92.9%)	Value
United States (1.7%)
6,600	Yum China Holding, Inc.[a]	$236,214

	Total	236,214

	Total Common Stock (cost $11,776,236)	12,909,480

Shares	Preferred Stock (5.0%)
South Korea (5.0%)
400	Samsung Electronics Company, Ltd.	689,674

	Total	689,674

	Total Preferred Stock (cost $404,311)	689,674

Shares or Principal Amount	Short-Term Investments (1.3%)[c]
	Thrivent Core Short-Term Reserve Fund
18,658	1.280%	186,584

	Total Short-Term Investments (cost $186,584)	186,584

	Total Investments (cost $12,367,131) 99.2%	$13,785,738

	Other Assets and Liabilities, Net 0.8%	117,585

	Total Net Assets 100.0%	$13,903,323

a	Non-income producing security.
b	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,954,242
Gross unrealized depreciation	(535,635)

Net unrealized appreciation (depreciation)	$1,418,607
Cost for federal income tax purposes	$12,367,131

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Partner Emerging Markets Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,436,395	236,214	1,200,181	–
Consumer Staples	2,357,658	403,520	1,954,138	–
Energy	738,149	179,778	558,371	–
Financials	3,861,487	559,797	3,255,855	45,835
Health Care	150,947	–	150,947	–
Industrials	369,510	212,550	156,960	–
Information Technology	1,102,599	128,628	973,971	–
Materials	1,393,917	493,458	900,459	–
Real Estate	825,367	–	825,367	–
Telecommunications Services	673,451	–	673,451	–
Preferred Stock
Information Technology	689,674	–	689,674	–
Subtotal Investments in Securities	$13,599,154	$2,213,945	$11,339,374	$45,835

Other Investments *	Total
Short-Term Investments	186,584
Subtotal Other Investments	$186,584
Total Investments at Value	$13,785,738

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at July 31, 2017	Value July 31, 2017	Income Earned November 1, 2016 - July 31, 2017
Core Short-Term Reserve	$214,568	$4,304,735	$4,332,719	18,658	$186,584	$2,043
Total Value and Income Earned	$214,568				$186,584	$2,043

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

SMALL CAP STOCK FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (95.7%)	Value
Consumer Discretionary (9.6%)
34,930	Cedar Fair, LP	$2,425,539
52,813	Children’s Place, Inc.	5,579,693
75,352	Core-Mark Holding Company, Inc.	2,763,158
56,510	G-III Apparel Group, Ltd.[a]	1,470,955
183,110	Houghton Mifflin Harcourt Company[a]	2,188,165
30,608	Michaels Companies, Inc.[a]	616,445
140,770	Nutrisystem, Inc.	7,847,928
46,970	Oxford Industries, Inc.	2,965,216
38,780	Papa John’s International, Inc.	2,766,177
371,830	Pinnacle Entertainment, Inc.[a]	7,064,770
34,280	Stamps.com, Inc.[a,b]	5,076,868
384,675	Tuesday Morning Corporation[a]	711,649
170,701	Tupperware Brands Corporation	10,363,258
93,630	Zoe’s Kitchen, Inc.[a,b]	1,058,955

	Total	52,898,776

Consumer Staples (2.4%)
374,080	Cott Corporation	5,813,203
123,710	MGP Ingredients, Inc.[b]	7,293,942

	Total	13,107,145

Energy (3.3%)
252,510	Callon Petroleum Company[a]	2,858,413
108,730	Oil States International, Inc.[a]	2,701,940
461,210	Rowan Companies plc[a]	5,382,321
120,490	RPC, Inc.[b]	2,495,348
451,795	WPX Energy, Inc.[a]	4,870,350

	Total	18,308,372

Financials (22.9%)
111,473	Ameris Bancorp	5,105,463
31,335	Argo Group International Holdings, Ltd.	1,878,533
241,349	Assured Guaranty, Ltd.	10,863,118
246,643	Astoria Financial Corporation	4,977,256
213,730	BancorpSouth, Inc.	6,422,586
114,992	Chemical Financial Corporation	5,541,464
256,426	CoBiz Financial, Inc.	4,513,098
177,495	Hamilton Lane, Inc.	3,986,538
283,671	Hanmi Financial Corporation	8,127,174
63,378	Hanover Insurance Group, Inc.	6,012,037
177,950	Heritage Commerce Corporation	2,471,725
214,609	Hope Bancorp, Inc.	3,783,557
144,560	Horace Mann Educators Corporation	5,334,264
165,829	Houlihan Lokey, Inc.	6,165,522
58,953	IBERIABANK Corporation	4,766,350
53,677	Infinity Property & Casualty Corporation	5,370,384
27,000	Meta Financial Group, Inc.	1,925,100
155,100	National Bank Holdings Corporation	5,293,563
71,980	Primerica, Inc.	5,833,979
79,643	Renasant Corporation	3,376,067
236,470	Santander Consumer USA Holdings Inc.[a]	3,029,181
96,397	State Auto Financial Corporation	2,486,079
120,182	Stifel Financial Corporation[a]	6,111,255
218,320	Synovus Financial Corporation	9,492,554
134,270	United Community Banks, Inc.	3,727,335

	Total	126,594,182

Health Care (11.0%)
70,360	Akorn, Inc.[a]	2,365,503
15,992	Align Technology, Inc.[a]	2,674,342
247,320	Catalent, Inc.[a]	8,582,004
41,781	Chemed Corporation	8,251,747
32,400	Eagle Pharmaceuticals, Inc.[a]	1,592,460

Shares	Common Stock (95.7%)	Value
Health Care (11.0%) - continued
26,381	Heska Corporation[a]	$2,889,775
150,380	Myriad Genetics, Inc.[a]	3,649,723
50,850	Neurocrine Biosciences, Inc.[a]	2,442,325
91,938	NuVasive, Inc.[a]	6,048,601
174,350	Omnicell, Inc.[a]	8,647,760
80,400	PerkinElmer, Inc.	5,292,732
24,390	Teleflex, Inc.	5,054,096
35,814	West Pharmaceutical Services, Inc.	3,176,702

	Total	60,667,770

Industrials (20.7%)
57,570	AGCO Corporation	4,153,100
203,480	AZZ, Inc.	10,316,436
100,180	BWX Technologies, Inc.	5,277,482
32,510	Curtiss-Wright Corporation	3,134,614
131,290	Encore Wire Corporation	5,855,534
80,700	Genesee & Wyoming, Inc.[a]	5,258,412
142,877	Granite Construction, Inc.	7,003,831
63,240	ICF International, Inc.[a]	2,861,610
161,860	Kirby Corporation[a]	9,857,274
48,420	Lindsay Corporation[b]	4,438,661
330,210	MRC Global, Inc.[a]	5,395,631
86,660	Orbital ATK, Inc.	8,854,919
86,140	Oshkosh Corporation	5,931,600
131,146	Raven Industries, Inc.	4,511,422
109,510	Saia, Inc.[a]	5,951,869
263,966	Team, Inc.[a,b]	3,787,912
37,597	Tennant Company	2,840,453
134,640	Terex Corporation	5,300,777
145,220	TransUnion[a]	6,655,433
6,610	Valmont Industries, Inc.	1,009,347
91,219	Waste Connections, Inc.	5,927,411

	Total	114,323,728

Information Technology (16.2%)
104,202	Arista Networks, Inc.[a]	15,556,317
102,730	Belden, Inc.	7,390,396
70,120	Booz Allen Hamilton Holding Corporation	2,405,116
279,340	Ciena Corporation[a]	7,193,005
57,200	Criteo SA ADR[a]	2,894,320
176,190	Dolby Laboratories, Inc.	9,117,833
58,368	DST Systems, Inc.	3,204,403
52,310	Envestnet, Inc.[a]	2,042,706
77,490	Guidewire Software, Inc.[a]	5,591,678
47,130	M/A-COM Technology Solutions Holdings, Inc.[a]	2,853,721
91,600	Microsemi Corporation[a]	4,770,528
237,800	National Instruments Corporation	9,783,092
147,602	Pegasystems, Inc.	8,922,541
23,895	Q2 Holdings, Inc.[a]	929,516
199,555	Virtusa Corporation[a]	6,615,248

	Total	89,270,420

Materials (3.6%)
63,974	Balchem Corporation	4,964,383
60,580	Materion Corporation	2,329,301
37,440	Neenah Paper, Inc.	2,991,456
42,681	Scotts Miracle-Gro Company	4,096,949
73,720	Sensient Technologies Corporation	5,481,819

	Total	19,863,908

Real Estate (3.6%)
62,420	American Assets Trust, Inc.	2,534,876
221,777	Cousins Properties, Inc.	2,038,131
55,820	CyrusOne, Inc.	3,333,012

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

SMALL CAP STOCK FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (95.7%)	Value
Real Estate (3.6%) - continued
23,120	Mid-America Apartment Communities, Inc.	$2,393,614
43,717	Pebblebrook Hotel Trust	1,471,951
120,500	Physicians Realty Trust	2,243,710
167,467	Terreno Realty Corporation	5,797,708

	Total	19,813,002

Utilities (2.4%)
91,660	MDU Resources Group, Inc.	2,415,241
68,780	New Jersey Resources Corporation	2,899,077
117,060	PNM Resources, Inc.	4,664,841
44,800	Southwest Gas Holdings, Inc.	3,588,480

	Total	13,567,639

	Total Common Stock (cost $412,473,167)	528,414,942

Shares	Registered Investment Companies (2.8%)	Value
Equity Funds/Exchange Traded Funds (2.8%)
17,579	iShares Russell 2000 Index Fund	2,487,604
42,670	iShares Russell 2000 Value Index Fund	5,081,997
74,730	Materials Select Sector SPDR Fund[b]	4,083,247
47,780	SPDR S&P Biotech ETF[b]	3,734,963

	Total	15,387,811

	Total Registered Investment Companies (cost $12,093,491)	15,387,811

Shares	Collateral Held for Securities Loaned (4.5%)	Value
24,807,293	Thrivent Cash Management Trust	24,807,293

	Total Collateral Held for Securities Loaned (cost $24,807,293)	24,807,293

Shares or Principal Amount	Short-Term Investments (1.5%)[c]	Value
	Thrivent Core Short-Term Reserve Fund
837,581	1.280%	8,375,815

	Total Short-Term Investments (cost $8,375,815)	8,375,815

	Total Investments (cost $457,749,766) 104.5%	$576,985,861

	Other Assets and Liabilities, Net (4.5%)	(24,969,911)

	Total Net Assets 100.0%	$552,015,950

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of July 31, 2017:

Securities Lending Transactions

Common Stock	$24,100,962

Total lending	$24,100,962
Gross amount payable upon return of collateral for securities loaned	$24,807,293

Net amounts due to counterparty	$706,331

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$136,985,669
Gross unrealized depreciation	(17,749,574)

Net unrealized appreciation (depreciation)	$119,236,095
Cost for federal income tax purposes	$457,749,766

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

SMALL CAP STOCK FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	52,898,776	52,898,776	–	–
Consumer Staples	13,107,145	13,107,145	–	–
Energy	18,308,372	18,308,372	–	–
Financials	126,594,182	126,594,182	–	–
Health Care	60,667,770	60,667,770	–	–
Industrials	114,323,728	114,323,728	–	–
Information Technology	89,270,420	89,270,420	–	–
Materials	19,863,908	19,863,908	–	–
Real Estate	19,813,002	19,813,002	–	–
Utilities	13,567,639	13,567,639	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	15,387,811	15,387,811	–	–
Subtotal Investments in Securities	$543,802,753	$543,802,753	$–	$–

Other Investments *	Total
Short-Term Investments	8,375,815
Collateral Held for Securities Loaned	24,807,293
Subtotal Other Investments	$33,183,108
Total Investments at Value	$576,985,861

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at July 31, 2017	Value July 31, 2017	Income Earned November 1, 2016 - July 31, 2017
Cash Management Trust- Collateral Investment	$30,024,962	$238,226,785	$243,444,454	24,807,293	$24,807,293	$106,465
Core Short-Term Reserve	6,538,025	97,349,415	95,511,625	837,581	8,375,815	74,025
Total Value and Income Earned	$36,562,987				$33,183,108	$180,490

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

MID CAP STOCK FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (93.8%)	Value
Consumer Discretionary (11.2%)
1,227,225	American Axle & Manufacturing Holdings, Inc.[a]	$18,089,296
575,400	Aramark	22,935,444
519,850	DISH Network Corporation[a]	33,285,996
226,475	Dollar Tree, Inc.[a]	16,324,318
426,450	Six Flags Entertainment Corporation	24,252,212
1,303,887	Time, Inc.	18,319,612
614,376	Toll Brothers, Inc.	23,708,770
142,625	Whirlpool Corporation	25,370,135

	Total	182,285,783

Consumer Staples (1.8%)
232,750	Ingredion, Inc.	28,702,730

	Total	28,702,730

Energy (4.3%)
102,075	Cimarex Energy Company	10,108,487
312,125	Continental Resources, Inc.[a]	10,434,339
391,089	Oil States International, Inc.[a]	9,718,561
587,323	Parsley Energy, Inc.[a]	17,196,817
798,675	Patterson-UTI Energy, Inc.	15,446,375
643,925	WPX Energy, Inc.[a]	6,941,512

	Total	69,846,091

Financials (19.5%)
1,036,050	Ally Financial, Inc.	23,456,172
911,650	Assured Guaranty, Ltd.	41,033,367
484,375	First Republic Bank	48,597,344
2,460,626	Huntington Bancshares, Inc.	32,603,294
2,289,800	KeyCorp	41,307,992
139,400	M&T Bank Corporation	22,743,110
539,099	Raymond James Financial, Inc.	44,847,646
1,382,650	Zions Bancorporation	62,661,698

	Total	317,250,623

Health Care (8.5%)
151,975	Eagle Pharmaceuticals, Inc.[a]	7,469,571
225,975	Edwards Lifesciences Corporation[a]	26,027,800
873,950	Hologic, Inc.[a]	38,637,330
925,725	Myriad Genetics, Inc.[a]	22,467,346
212,389	Universal Health Services, Inc.	23,539,073
114,800	Waters Corporation[a]	19,910,912

	Total	138,052,032

Industrials (19.4%)
414,325	AGCO Corporation	29,889,405
315,750	Brink’s Company	24,675,863
512,125	CSX Corporation	25,268,247
161,320	Equifax, Inc.	23,462,381
197,050	Huntington Ingalls Industries, Inc.	40,613,976
672,844	Oshkosh Corporation	46,332,038
1,106,690	Southwest Airlines Company	61,432,362
404,400	United Continental Holdings, Inc.[a]	27,369,792
265,500	WABCO Holdings, Inc.[a]	36,524,835

	Total	315,568,899

Information Technology (16.4%)
667,650	Akamai Technologies, Inc.[a]	31,473,021
227,250	Alliance Data Systems Corporation	54,864,968
1,333,190	Applied Materials, Inc.	59,073,649
462,153	PayPal Holdings, Inc.[a]	27,059,058
462,900	Red Hat, Inc.[a]	45,766,923
622,326	Teradyne, Inc.	21,526,256
1,711,975	Twitter, Inc.[a]	27,545,678

	Total	267,309,553

Shares	Common Stock (93.8%)	Value
Materials (4.5%)
942,050	Owens-Illinois, Inc.[a]	$22,514,995
1,406,333	Steel Dynamics, Inc.	49,798,251

	Total	72,313,246

Real Estate (6.7%)
252,700	Camden Property Trust	22,667,190
187,650	Digital Realty Trust, Inc.	21,643,551
804,150	Duke Realty Corporation	22,990,648
871,500	General Growth Properties, Inc.	19,704,615
1,159,709	Host Hotels & Resorts, Inc.	21,640,170

	Total	108,646,174

Utilities (1.5%)
545,050	Public Service Enterprise Group, Inc.	24,510,898

	Total	24,510,898

	Total Common Stock (cost $1,058,310,294)	1,524,486,029

Shares or Principal Amount	Short-Term Investments (7.1%)[b]	Value
	Federal Home Loan Bank Discount Notes
250,000	0.925%, 8/2/2017	249,993
1,000,000	0.970%, 8/9/2017	999,778
600,000	1.020%, 8/15/2017	599,767
3,670,000	1.016%, 8/16/2017	3,668,470
4,050,000	1.020%, 8/22/2017	4,047,639
6,000,000	1.021%, 8/23/2017	5,996,334
3,800,000	1.020%, 8/24/2017	3,797,572
2,350,000	1.025%, 9/1/2017	2,347,955
5,400,000	1.031%, 9/5/2017	5,394,697
2,650,000	1.018%, 9/6/2017	2,647,323
1,600,000	1.029%, 9/8/2017	1,598,294
3,900,000	1.025%, 9/13/2017	3,895,297
	Thrivent Core Short-Term Reserve Fund
8,020,817	1.280%	80,208,166

	Total Short-Term Investments (cost $115,450,827)	115,451,285

	Total Investments (cost $1,173,761,121) 100.9%	$1,639,937,314

	Other Assets and Liabilities, Net (0.9%)	(14,186,856)

	Total Net Assets 100.0%	$1,625,750,458

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$498,301,673
Gross unrealized depreciation	(32,125,480)

Net unrealized appreciation (depreciation)	$466,176,193
Cost for federal income tax purposes	$1,173,761,121

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

MID CAP STOCK FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	182,285,783	182,285,783	–	–
Consumer Staples	28,702,730	28,702,730	–	–
Energy	69,846,091	69,846,091	–	–
Financials	317,250,623	317,250,623	–	–
Health Care	138,052,032	138,052,032	–	–
Industrials	315,568,899	315,568,899	–	–
Information Technology	267,309,553	267,309,553	–	–
Materials	72,313,246	72,313,246	–	–
Real Estate	108,646,174	108,646,174	–	–
Utilities	24,510,898	24,510,898	–	–
Short-Term Investments	35,243,119	–	35,243,119	–
Subtotal Investments in Securities	$1,559,729,148	$1,524,486,029	$35,243,119	$–

Other Investments *	Total
Short-Term Investments	80,208,166
Subtotal Other Investments	$80,208,166
Total Investments at Value	$1,639,937,314

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at July 31, 2017	Value July 31, 2017	Income Earned November 1, 2016 - July 31, 2017
Cash Management Trust- Collateral Investment	$27,756,275	$275,466,485	$303,222,760	–	$–	$63,326
Core Short-Term Reserve	64,625,884	145,238,858	129,656,576	8,020,817	80,208,166	581,014
Total Value and Income Earned	$92,382,159				$80,208,166	$644,340

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (87.8%)	Value
Australia (5.5%)
28,984	Adelaide Brighton, Ltd.	$130,428
36,138	Altium, Ltd.	252,714
12,468	Ansell, Ltd.	219,065
111,755	Aristocrat Leisure, Ltd.	1,812,268
263,513	Australia & New Zealand Banking Group, Ltd.	6,247,671
170,239	Australian Pharmaceutical Industries, Ltd.	239,029
75,399	BHP Billiton, Ltd.	1,570,291
126,121	BlueScope Steel, Ltd.	1,328,627
29,353	Breville Group, Ltd.	236,008
270,002	Charter Hall Group	1,122,146
155,612	Coca-Cola Amatil, Ltd.	1,024,695
16,190	Cochlear, Ltd.	1,849,445
1,837	Corporate Travel Management, Ltd.	32,833
116,705	Costa Group Holdings, Ltd.	446,304
28,251	CSL, Ltd.	2,846,352
751,210	CSR, Ltd.	2,357,091
206,533	Downer EDI, Ltd.	1,051,270
131,197	FlexiGroup, Ltd.	202,636
379,684	Fortescue Metals Group, Ltd.	1,745,108
134,748	Genworth Mortgage Insurance Australia, Ltd.	324,468
18,339	GrainCorp, Ltd.	128,044
18,123	GUD Holdings, Ltd.	173,229
15,865	GWA Group, Ltd.	41,155
392,004	Harvey Norman Holdings, Ltd.	1,370,660
336,704	Investa Office Fund	1,223,341
69,325	IOOF Holdings, Ltd.	556,901
23,641	Macquarie Group, Ltd.	1,623,036
1,121,661	Metcash, Ltd.	2,351,721
20,385	Mineral Resources, Ltd.	200,434
817,780	Mirvac Group	1,420,449
26,694	Monadelphous Group, Ltd.	325,655
254,600	Myer Holdings, Ltd.	154,630
90,590	OZ Minerals, Ltd.	605,419
26,327	Perpetual, Ltd.	1,063,307
304,872	Qantas Airways, Ltd.	1,295,728
58,167	Regis Resources, Ltd.	179,267
30,015	Resolute Mining, Ltd.	25,923
44,029	Rio Tinto, Ltd.	2,321,011
48,463	Sandfire Resources NL	224,726
17,159	Seven Group Holdings, Ltd.	164,218
103,035	Sigma Healthcare, Ltd.	79,166
66,566	Sims Metal Management, Ltd.	826,852
721,199	South32, Ltd.	1,682,091
463,593	Southern Cross Media Group, Ltd.	491,645
66,573	St Barbara, Ltd.[a]	145,337
351,360	Stockland	1,181,360
108,627	Telstra Corporation, Ltd.	356,358
197,191	Treasury Wine Estates, Ltd.	1,919,806
341,755	Vita Group, Ltd.	358,763
3,493	Webjet, Ltd.	31,736
365,340	Whitehaven Coal, Ltd.[a]	868,186

	Total	48,428,603

Austria (0.9%)
8,413	Lenzing AG	1,503,851
81,559	OMV AG	4,620,070
4,004	S IMMO AG	59,920
24,225	Telekom Austria AG	219,014
17,476	UNIQA Insurance Group AG	180,916
15,717	Verbund AG	310,897
18,119	Vienna Insurance Group AG Wiener Versicherung Gruppe	545,435

Shares	Common Stock (87.8%)	Value
Austria (0.9%) - continued
5,936	Voestalpine AG	$300,859

	Total	7,740,962

Belgium (1.2%)
15,957	Agfa-Gevaert NVa	74,445
13,399	Anheuser-Busch InBev NV	1,616,350
2,294	Barco NV	229,760
890	Compagnie d’ Entreprises CFE	131,381
2,361	Gimv NV	149,387
7,374	Melexis NV	634,351
7,600	Mobistar SA	187,452
25,534	NV Bekaert SA	1,235,016
22,740	Proximus SA	799,644
8,324	SA D’Ieteren NV	394,310
32,016	Solvay SA	4,590,477
4,388	Tessenderlo Group[a]	192,640

	Total	10,235,213

Bermuda (<0.1%)
1,026,000	G-Resources Group, Ltd.[a]	13,395
2,427	Stolt-Nielsen, Ltd.	37,040

	Total	50,435

Brazil (1.6%)
287,900	Ambev SA	1,764,320
339,133	Banco Bradesco SA ADR	3,262,460
95,778	BRF SAa	1,136,123
233,600	Lojas Renner SA	2,198,650
71,666	Multiplan Empreendimentos Imobiliarios SA	1,654,706
118,412	Ultrapar Participacoes SA	2,814,912
75,532	Vale SA ADR	757,586

	Total	13,588,757

Canada (2.8%)
14,483	ATCO, Ltd.	539,126
152,922	Birchcliff Energy, Ltd.	748,205
94,732	CAE, Inc.	1,605,524
42,748	Canadian National Railway Company	3,378,009
12,779	Canadian Utilities, Ltd.	405,587
35,446	CGI Group, Inc.[a]	1,871,594
32,645	Dollarama, Inc.	3,191,054
44,715	Ensign Energy Services, Inc.	239,221
70,760	Finning International, Inc.	1,423,997
18,790	Genworth MI Canada, Inc.	548,139
36,810	IGM Financial, Inc.	1,238,859
26,700	Loblaw Companies, Ltd.	1,454,125
59,546	Manulife Financial Corporation	1,226,502
27,289	Mullen Group, Ltd.	349,334
21,832	Premium Brands Holdings Corporation	1,576,527
32,978	Restaurant Brands International, Inc.	1,964,793
68,833	Teck Resources, Ltd.	1,493,981
6,288	TMX Group, Ltd.	333,376
92,000	Veresen, Inc.	1,343,750

	Total	24,931,703

Cayman Islands (0.4%)
1,877,830	WH Group, Ltd.[b]	1,760,733
1,328,000	Xinyi Glass Holdings Company, Ltd.	1,372,219

	Total	3,132,952

Chile (0.4%)
58,646	Banco Santander Chile SA ADR	1,657,922

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

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Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (87.8%)	Value
Chile (0.4%) - continued
150,675	S.A.C.I. Falabella	$1,392,038

	Total	3,049,960

China (0.5%)
263,897	Hangzhou Hikvision Digital Technology Company, Ltd.	1,175,432
16,597	Kweichow Moutai Company, Ltd.	1,187,230
106,000	Midea Group Company, Ltd.	648,565
215,682	Shanghai International Airport Company, Ltd.	1,200,606

	Total	4,211,833

Denmark (1.4%)
977	A P Moller-Maersk AS, Class A	2,040,492
744	A P Moller-Maersk AS, Class B	1,624,033
902	Aktieselskabet Schouw & Company	99,047
32,405	Danske Bank AS	1,312,327
14,811	DFDS AS	844,742
48,847	GN Store Nord AS	1,485,739
4,124	Jyske Bank AS	258,478
7,272	Royal Unibrew AS	362,312
8,657	Scandinavian Tobacco Group ASb	139,730
17,797	Spar Nord Bank AS	239,188
33,888	Sydbank AS	1,411,642
26,278	Vestas Wind Systems AS	2,568,199

	Total	12,385,929

Faroe Islands (0.1%)
11,554	Bakkafrost PF	453,910

	Total	453,910

Finland (1.2%)
8,256	Cramo Oyj	236,846
4,618	Finnair Oyj	50,021
19,954	Kemira Oyj	251,514
5,567	Konecranes Oyj	248,376
15,800	Orion Oyj, Class A	801,277
22,361	Orion Oyj, Class B	1,130,138
22,865	Ramirent Oyj	227,909
234,402	UPM-Kymmene Oyj	6,381,131
48,538	Valmet Oyj	884,771

	Total	10,211,983

France (4.8%)
104,631	Air France-KLM[a]	1,416,698
2,010	Alten SA	173,529
17,996	Amundi SAb	1,391,845
12,583	AtoS	1,913,058
135,545	AXA SA	4,003,103
1,564	Beneteau SA	26,874
13,283	Cap Gemini SA	1,446,109
36,768	CNP Assurances	887,638
78,676	Engie	1,267,167
1,704	Euler Hermes Group	203,712
2,786	Eurofins Scientific SE	1,551,934
118,694	Eutelsat Communications	3,212,350
9,452	Ipsos SA	326,390
1,796	Kaufman & Broad SA	77,823
6,832	Kering SA	2,387,921
13,728	LVMH Moet Hennessy Louis Vuitton SE	3,448,306
14,817	Metropole Television SA	358,500
15,867	Neopost SA	727,582
12,931	Nexity SA	693,564
71,390	Orange SA	1,201,267
52,190	Sanofi	4,973,118

Shares	Common Stock (87.8%)	Value
France (4.8%) - continued
10,500	SCOR SE	$442,845
19,787	Societe Generale	1,160,201
9,015	SPIE SA	253,387
860	Tarkett SA	35,606
13,765	Thales SA	1,523,890
122,280	Total SA	6,218,370
2,304	UbiSoft Entertainment SAa	145,786
25,999	Veolia Environnement SA	585,931
1,705	Vilmorin & Cie SA	150,288

	Total	42,204,792

Germany (6.5%)
102,407	Aareal Bank AG	4,271,228
10,883	Adidas AG	2,485,606
16,387	ADVA Optical Networking SEa	124,803
26,956	Allianz SE	5,745,868
26,422	Alstria Office REIT AG	387,746
1,164	Amadeus Fire AG	107,515
9,088	Aurubis AG	809,038
48,695	Bayer AG	6,167,745
974	bet-at-home.com AG	125,674
18,822	Covestro AGb	1,459,610
361	Deutsche Beteiligungs AG	17,007
61,390	Deutsche Pfandbriefbank AGb	808,873
66,287	Deutsche Post AG	2,571,434
78,532	Deutz AG	583,005
95,550	Evonik Industries AG	3,254,190
93,905	Evotec AGa	1,353,151
38,772	Fresenius SE & Company KGaA	3,272,530
13,584	Gerresheimer AG	1,121,059
17,227	Hamburger Hafen und Logistik AG	481,798
11,397	Hannover Rueckversicherung SE	1,438,510
3,499	Homag Group AG	260,538
3,244	Indus Holding AG	242,799
1,177	Isra Vision AG	215,539
21,257	Jenoptik AG	585,671
3,675	Koenig & Bauer AG	287,892
29,750	Merck KGaA	3,264,508
3,932	Muenchener Rueckversicherungs-Gesellschaft AG	844,588
14,488	Rheinmetall AG	1,445,752
49,452	SAP SE	5,236,219
44,953	Siemens AG	6,100,177
19,981	Software AG	873,629
56,919	TAG Immobilien AG	933,974
5,046	Takkt AG	123,859
5,334	Zeal Network SE	147,023

	Total	57,148,558

Hong Kong (3.0%)
567,600	AIA Group, Ltd.	4,464,462
242,000	Champion REIT	188,286
260,500	Cheung Kong Property Holdings, Ltd.	2,106,617
370,500	China Mobile, Ltd.	3,960,330
108,000	CITIC Telecom International Holdings, Ltd.	32,880
71,500	CK Hutchison Holdings, Ltd.	940,878
85,000	Emperor Entertainment Hotel, Ltd.	22,302
10,000	Great Eagle Holdings, Ltd.	54,860
629,000	Hang Lung Group, Ltd.	2,389,248
60,362	Hong Kong Exchanges and Clearing, Ltd.	1,719,606
53,500	Hopewell Holdings, Ltd.	204,968
279,000	Luk Fook Holdings International, Ltd.	1,024,365
784,000	Melco International Development, Ltd.	1,852,588

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (87.8%)	Value
Hong Kong (3.0%) - continued
725,938	PCCW, Ltd.	$408,251
144,000	Shun Tak Holdings, Ltd.[a]	62,101
257,865	Sino Land Company, Ltd.	425,289
225,000	Sun Hung Kai Properties, Ltd.	3,481,260
35,000	Sunlight Real Estate Investment Trust	23,023
51,500	Swire Pacific, Ltd., Class A	513,154
207,500	Swire Pacific, Ltd., Class B	368,029
166,950	Swire Properties, Ltd.	576,726
578,000	Truly International Holdings, Ltd.	193,647
200,000	Wharf Holdings, Ltd.	1,699,929

	Total	26,712,799

Hungary (0.2%)
66,010	Richter Gedeon Nyrt	1,688,821

	Total	1,688,821

India (2.4%)
90,300	Aditya Birla Capital Limited[a,c]	207,079
47,500	Grasim Industries, Ltd.	792,664
32,038	Hero Motocorp, Ltd.	1,825,412
115,000	Hindustan Unilever, Ltd.	2,071,709
188,191	Housing Development Finance Corporation	5,248,958
73,687	Infosys, Ltd.	1,158,158
826,201	ITC, Ltd.	3,671,252
82,200	Kotak Mahindra Bank, Ltd.	1,309,401
38,418	Tata Consultancy Services, Ltd.	1,491,941
48,428	Ultra Tech Cement, Ltd.	3,062,269

	Total	20,838,843

Indonesia (0.7%)
5,760,400	Astra International Tbk PT	3,446,716
1,071,600	Indocement Tunggal Prakarsa Tbk PT	1,406,628
1,035,800	PT Bank Central Asia Tbk	1,454,312

	Total	6,307,656

Ireland (0.4%)
53,439	CRH plc	1,875,749
15,450	Seagate Technology plc	509,232
126,820	United Drug plc	1,415,898

	Total	3,800,879

Israel (0.4%)
16,163	Check Point Software Technologies, Ltd.[a]	1,709,722
273,673	El Al Israel Airlines, Ltd.	260,019
75,803	Israel Discount Bank, Ltd.[a]	195,412
23,509	Shufersal, Ltd.	127,736
44,320	Teva Pharmaceutical Industries, Ltd. ADR	1,425,774

	Total	3,718,663

Italy (1.6%)
364,742	A2A SPA	620,468
15,925	Amplifon SPA	228,265
14,209	Ascopiave SPA	58,266
6,023	ASTM SPA	131,549
13,425	Banca Generali SPA	476,232
28,645	Banca Popolare Di Sondrio SCRL	124,997
10,773	Biesse SPA	410,546
25,659	Cerved Information Solutions SPA	294,274
8,983	De’Longhi	295,430
30,475	DiaSorin SPA	2,657,957
10,442	EL En SPA	306,434
172,667	Enav SPA[b]	791,893
263,178	Enel SPA	1,501,242

Shares	Common Stock (87.8%)	Value
Italy (1.6%) - continued
23,459	Interpump Group SPA	$713,767
125,207	Iren SPA	318,672
1,528	Italmobiliare SPA	43,410
86,817	Mediobanca SPA	905,812
125,603	Poste Italiane SPA[b]	924,592
50,509	Recordati SPA	2,158,504
81,405	Societa Cattolica di Assicurazioni SCRL	703,960
16,775	Societa Iniziative Autostradali e Servizi SPA	230,822

	Total	13,897,092

Japan (18.2%)
31,800	Adeka Corporation	488,168
29,400	Aisin Seiki Company, Ltd.	1,528,476
31,200	Asahi Glass Company, Ltd.	1,313,192
2,800	Asahi Holdings, Inc.	52,618
23,400	Asatsu-DK, Inc.	599,816
10,300	ASKA Pharmaceutical Company, Ltd.	154,163
1,400	Ateam, Inc.	35,874
21,300	Avex Group Holdings, Inc.	280,096
26,500	Bandai Namco Holdings, Inc.	921,228
148,700	Bridgestone Corporation	6,256,035
53,700	Brother Industries, Ltd.	1,370,127
11,600	Canon Electronics, Inc.	225,865
9,200	Canon Marketing Japan, Inc.	203,215
53,000	Canon, Inc.	1,843,914
27,000	Capcom Company, Ltd.	668,795
7,300	Cawachi, Ltd.	180,172
3,000	Chiyoda Integre Company, Ltd.	64,430
90,500	Chubu Electric Power Company, Inc.	1,189,166
36,900	Citizen Watch Company, Ltd.	274,358
5,100	CKD Corporation	85,447
45,400	Concordia Financial Group, Ltd.	228,939
11,000	Daiichi Jitsugyo Company, Ltd.	63,827
79,500	Daiichi Sankyo Company, Ltd.	1,733,821
2,700	Daiichikosho Company, Ltd.	130,039
2,000	Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	16,717
30,000	Daishi Bank, Ltd.	137,487
13,300	Daiwa House Industry Company, Ltd.	463,923
33,300	DCM Holdings Company, Ltd.	289,988
10,000	Denka Company, Ltd.	55,536
9,300	DIP Corporation	196,190
15,500	Doutor Nichires Holdings Company, Ltd.	342,564
42,392	DOWA Holdings Company, Ltd.	342,246
47,600	DTS Corporation	1,453,086
10,800	Earth Chemical Company, Ltd.	599,146
700	Eiken Chemical Company, Ltd.	23,176
5,800	EIZO Corporation	232,543
14,500	Electric Power Development Company, Ltd.	367,395
15,300	EPS Holdings, Inc.	250,926
3,800	Exedy Corporation	118,928
4,400	Fancl Corporation	94,697
60,400	Financial Products Group Company, Ltd.	683,691
33,300	Foster Electric Company, Ltd.	653,852
17,900	Fuji Machine Manufacturing Company, Ltd.	291,230
8,000	Fuji Oil Holdings, Inc.	189,015
5,000	Fuji Pharma Company, Ltd.	170,968
8,400	Fuji Soft, Inc.	241,065
7,900	Fujibo Holdings, Inc.	239,693
12,800	Fujitec Company, Ltd.	176,577

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (87.8%)	Value
Japan (18.2%) - continued
304,000	Fujitsu, Ltd.	$2,263,807
429,000	Fukuoka Financial Group, Inc.	1,977,833
8,200	Geo Holdings Corporation	89,654
8,000	Glory, Ltd.	266,402
15,100	Goldcrest Company, Ltd.	336,362
172	Hankyu REIT, Inc.	219,515
151,500	Haseko Corporation	1,896,876
179	Heiwa Real Estate REIT, Inc.	147,780
366,981	Hiroshima Bank, Ltd.	1,568,754
35,600	Hitachi High-Technologies Corporation	1,310,396
6,000	Hitachi Maxell, Ltd.	132,764
244,000	Hitachi, Ltd.	1,678,675
9,700	Hokuhoku Financial Group, Inc.	157,688
256,000	Honda Motor Company, Ltd.	7,165,913
10,000	Hyakujushi Bank, Ltd.	32,439
9,600	IBIDEN Company, Ltd.	166,603
184	Industrial & Infrastructure Fund Investment Corporation	832,731
14,000	INES Corporation	132,999
1,200	ITO EN, Ltd.	44,374
191,000	ITOCHU Corporation	2,995,169
2,700	Itoham Yonekyu Holdings, Inc.	25,113
1,100	JAFCO Company, Ltd.	52,605
31,200	Japan Airlines Company, Ltd.	1,008,054
23,000	Japan Aviation Electronics Industry, Ltd.	363,380
154	Japan Rental Housing Investments, Inc.	114,685
96,300	JTEKT Corporation	1,370,709
144,300	JVC Kenwood Corporation	420,159
1,900	Kadokawa Dwango Corporation	25,100
2,900	Kaga Electronics Company, Ltd.	63,968
1,600	Kanematsu Electronics, Ltd.	47,376
32,900	Kao Corporation	2,003,101
35,100	KDDI Corporation	930,044
1,000	Keihin Corporation	14,389
176	Kenedix Office Investment Corporation	994,755
82	Kenedix Residential Investment Corporation	206,032
65,600	Kinden Corporation	1,021,095
63,800	KITZ Corporation	570,907
7,400	Koei Tecmo Holdings Company, Ltd.	152,891
16,300	Kohnan Shoji Company, Ltd.	297,257
43,200	Kokuyo Company, Ltd.	687,918
186,700	Konica Minolta Holdings, Inc.	1,546,473
40,700	Konoike Transport Company, Ltd.	554,304
77,900	K’s Holdings Corporation	1,563,905
28,000	Kurabo Industries, Ltd.	72,668
65,800	Kuraray Company, Ltd.	1,279,246
31,300	Kyoei Steel, Ltd.	483,043
5,700	Kyokuto Kaihatsu Kogyo Company, Ltd.	95,427
9,500	Kyokuto Securities Company, Ltd.	133,641
170	LaSalle Logiport REIT	170,961
124,300	Leopalace21 Corporation	886,395
8,000	LIXIL Group Corporation	205,882
18,000	Maeda Corporation	217,635
102,000	Makino Milling Machine Company, Ltd.	861,416
3,600	Mandom Corporation	198,987
63,400	Marubeni Corporation	420,119
8,500	Maruwa Company, Ltd.	412,639
3,100	Marvelous, Inc.	28,965
16,300	Matsumotokiyoshi Holdings Company, Ltd.	1,005,151

Shares	Common Stock (87.8%)	Value
Japan (18.2%) - continued
53,100	Mazda Motor Corporation	$798,242
8,700	Meiko Network Japan Company, Ltd.	124,215
21,300	MIRAIT Holdings Corporation	249,734
130,900	Mitsubishi Chemical Holdings Corporation	1,095,929
128,900	Mitsubishi Corporation	2,798,705
18,900	Mitsubishi Materials Corporation	634,929
1,004,400	Mitsubishi UFJ Financial Group, Inc.	6,372,027
91,900	Mitsui & Company, Ltd.	1,336,298
2,600	Mitsui Sugar Company, Ltd.	78,942
2,038,500	Mizuho Financial Group, Inc.	3,625,219
2,000	Mizuno Corporation	11,627
3,200	Modec, Inc.	76,284
152,000	Morinaga Milk Industry Company, Ltd.	1,110,403
54,112	MS and AD Insurance Group Holdings, Inc.	1,897,956
600	Musashino Bank, Ltd.	17,927
17,600	Namura Shipbuilding Company, Ltd.	100,831
7,600	NEC Networks & System Integration Corporation	166,050
25,900	Net One Systems Company, Ltd.	248,234
29,000	NICHIAS Corporation	352,189
51,700	Nichirei Corporation	1,453,054
36,700	Nikkiso Company, Ltd.	378,745
14,600	Nikkon Holdings Company, Ltd.	345,147
26,900	Nikon Corporation	473,972
41,000	Nippon Electric Glass Company, Ltd.	1,451,376
501,300	Nippon Light Metal Holdings Company, Ltd.	1,348,752
15	Nippon REIT Investment Corporation	42,181
10,000	Nippon Shokubai Company, Ltd.	654,211
24,000	Nippon Soda Company, Ltd.	134,667
8,100	Nippon Suisan Kaisha, Ltd.	47,272
128,000	Nippon Telegraph & Telephone Corporation	6,264,090
17,400	Nippon Thompson Company, Ltd.	99,407
32,300	Nipro Corporation	438,144
215,000	Nishimatsu Construction Company, Ltd.	1,237,310
45,578	Nissan Motor Company, Ltd.	452,556
66,000	Nisshin Oillio Group, Ltd.	390,721
13,983	Nitto Kogyo Corporation	226,484
1,600	Noevir Holdings Company, Ltd.	82,934
10,300	Noritz Corporation	202,016
61,200	North Pacific Bank, Ltd.	205,154
17,200	NSD Company, Ltd.	328,062
114,800	Obayashi Corporation	1,382,269
5,200	Oiles Corporation	92,996
11,860	Okinawa Electric Power Company, Inc.	279,721
20,400	Open House Company, Ltd.	675,184
732,000	Osaka Gas Company, Ltd.	2,931,751
2,400	OUTSOURCING Inc.	119,886
6,600	Paltac Corporation	239,464
13,000	Paramount Bed Holdings Company, Ltd.	592,280
42,500	Persol Holdings Company, Ltd.	805,792
700	Pilot Corporation	30,491
12,500	Plenus Company, Ltd.	292,785
8,600	Resorttrust, Inc.	158,529
2,600	Riken Vitamin Company, Ltd.	101,645
500	Roland DG Corporation	12,545
51,500	Round One Corporation	550,020
47,000	Ryobi, Ltd.	222,269
20,100	Saizeriya Company, Ltd.	584,745
30,000	Sankyu, Inc.	225,955
10,500	Sawai Pharmaceutical Company, Ltd.	591,798

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (87.8%)	Value
Japan (18.2%) - continued
18,600	SCREEN Holdings Company, Ltd.	$1,243,268
299	Sekisui House Residential Investment Corporation	310,811
105,600	Sekisui House, Ltd.	1,827,956
31,600	Senko Group Holdings Company, Ltd.	215,120
114,200	Senshu Ikeda Holdings, Inc.	473,056
25,000	Shindengen Electric Manufacturing Company, Ltd.	129,653
100,300	Shinko Electric Industries Company, Ltd.	729,780
77,900	ShinMaywa Industries, Ltd.	681,124
15,700	Ship Healthcare Holdings, Inc.	481,837
37,000	Shizuoka Bank, Ltd.	330,114
4,000	SMK Corporation	16,892
46,700	SoftBank Group Corporation	3,763,906
426,300	Sojitz Corporation	1,073,880
32,400	Square ENIX Holdings Company, Ltd.	1,060,088
2,500	STUDIO ALICE Company, Inc.	58,708
19,900	Subaru Corporation	717,934
3,700	Sumco Corporation	59,881
24,000	Sumitomo Bakelite Company, Ltd	174,352
130,591	Sumitomo Corporation	1,765,174
275,000	Sumitomo Heavy Industries, Ltd.	2,004,866
96,300	Sumitomo Mitsui Financial Group, Inc.	3,715,813
58,400	Sumitomo Mitsui Trust Holdings, Inc.	2,144,627
47,100	Sumitomo Rubber Industries, Ltd.	816,723
1,900	Sumitomo Seika Chemicals Company, Ltd.	95,527
13,900	Sun Frontier Fudousan Co., Ltd.	148,343
44,000	Suzuki Motor Corporation	2,085,659
4,000	Taihei Dengyo Kaisha, Ltd.	57,809
11,300	Taiho Kogyo Company, Ltd.	159,299
9,700	Taiyo Yuden Company, Ltd.	162,883
22,300	Takara Leben Company, Ltd.	102,299
5,800	TANSEISHA Co., Ltd.	58,485
8,700	Tatsuta Electric Wire and Cable Company, Ltd.	55,776
26,900	Teijin, Ltd.	539,328
40,500	Toagosei Company, Ltd.	488,513
26,000	Tokai Rika Company, Ltd.	477,423
14,100	Tokyo Electron, Ltd.	1,982,992
16,900	Tokyo Seimitsu Company, Ltd.	586,199
445	Tokyu REIT, Inc.	541,693
2,200	Topy Industries, Ltd.	67,568
19,400	Tosei Corporation	151,627
90,000	Toshiba Machine Company, Ltd.	427,376
21,900	Toyoda Gosei Company, Ltd.	516,720
32,700	Toyota Motor Corporation	1,842,967
19,000	Tsubakimoto Chain Company	161,204
6,000	Tsumura & Company	233,199
111,000	UACJ Corporation	327,623
41,000	ULVAC, Inc.	2,198,236
16,000	Unipres Corporation	372,118
2,200	Wakita & Company, Ltd.	24,812
4,200	Warabeya Nichiyo Holdings Company, Ltd.	113,404
26,700	West Japan Railway Company	1,916,506
10,200	Yamato Kogyo Company, Ltd.	285,910
13,700	Yodogawa Steel Works, Ltd.	376,708
17,000	Zenkoku Hosho Company, Ltd.	731,047
9,000	ZEON Corporation	112,285

	Total	159,884,771

Luxembourg (0.8%)
5,091	APERAM	247,438
74,342	Arcelor Mittal[a]	1,957,281

Shares	Common Stock (87.8%)	Value
Luxembourg (0.8%) - continued
3,056	Oriflame Holdings AG	$117,321
219,043	Subsea 7 SA	3,245,752
44,968	Tenaris SA ADR	1,418,291

	Total	6,986,083

Malaysia (0.2%)
306,500	Public Bank Berhad	1,451,865

	Total	1,451,865

Mexico (1.1%)
36,600	Fomento Economico Mexicano SAB de CV ADR	3,692,208
9,500	Grupo Aeroportuario del Sureste SAB de CV ADR	2,019,225
521,013	Grupo Financiero Banorte SAB de CV ADR	3,453,129
207,000	Organizacion Soriana SAB de CVa	512,660

	Total	9,677,222

Netherlands (2.5%)
21,638	Aalberts Industries NV	944,748
158,710	ABN AMRO Group NVb	4,485,961
222,559	Aegon NV	1,247,540
45,147	ASR Nederland NV	1,707,563
14,860	BE Semiconductor Industries NV	966,618
1,944	Corbion NV	62,784
12,990	Euronext NVb	759,128
19,006	Ferrari NV	1,999,988
10,588	ING Groep NV	197,824
37,857	Koninklijke Boskalis Westminster NV	1,354,014
34,943	NN Group NV	1,416,371
33,825	Philips Lighting NVb	1,285,504
997	Refresco Group B.V.[b]	19,480
19,471	RELX NV	408,975
84,625	Unilever NV	4,931,727

	Total	21,788,225

New Zealand (<0.1%)
159,983	Air New Zealand, Ltd.	402,768

	Total	402,768

Norway (0.8%)
5,486	Aker ASA	207,744
49,475	Aker BP ASA	934,580
5,189	Austevoll Seafood ASA	46,093
13,923	Borregaard ASA	174,140
11,220	DnB ASA	220,411
69,595	Grieg Seafood ASA	571,334
5,910	Leroy Seafood Group ASA	34,303
239,740	Norsk Hydro ASA	1,546,933
5,283	Norway Royal Salmon ASA	90,706
27,547	SalMar ASA	716,178
19,730	SpareBank 1 Nord-Norge	147,037
21,729	SpareBank 1 SMN	219,698
19,498	Storebrand ASA	162,638
80,299	Telenor ASA	1,603,053
18,547	Yara International ASA	737,173

	Total	7,412,021

Philippines (0.5%)
11,120	Ayala Corporation	190,507
3,199,800	Ayala Land, Inc.	2,663,056
911,364	Bank of the Philippine Islands	1,889,193

	Total	4,742,756

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (87.8%)	Value
Poland (0.1%)
34,898	Bank Pekao SA	$1,239,996

	Total	1,239,996

Portugal (0.9%)
18,341	Altri SGPS SA	83,296
2,978,379	Banco Espirito Santo SAa,c	353
1,129	Corticeira Amorim SGPS SA	15,771
39,376	CTT-Correios de Portugal SA	256,771
706,267	Electricidade de Portugal SA	2,507,555
110,848	Galp Energia SGPS SA	1,775,836
147,433	Jeronimo Martins SGPS SA	2,899,751
4,145	Semapa-Sociedade de Investimento e Gestao, SGPS SA	80,497

	Total	7,619,830

Russia (0.5%)
47,500	Lukoil ADR	2,213,276
15,197	Magnit PJSC	2,421,286

	Total	4,634,562

Singapore (0.3%)
138,500	Frasers Commercial Trust	143,009
15,600	Haw Par Corporation, Ltd.	120,934
58,700	Indofood Agri Resources, Ltd.	21,442
35,700	OUE, Ltd.	52,676
116,500	United Engineers, Ltd.	225,052
158,000	Venture Corporation, Ltd.	1,534,920
299,600	Yanlord Land Group, Ltd.	400,096

	Total	2,498,129

South Africa (0.5%)
141,890	Massmart Holdings, Ltd.	1,191,322
138,659	MTN Group, Ltd.	1,246,797
259,111	Truworths International, Ltd.	1,486,392

	Total	3,924,511

South Korea (0.5%)
3,914	Amorepacific Corporation	620,825
7,488	Amorepacific Group	812,751
3,514	NAVER Corporation	2,523,146

	Total	3,956,722

Spain (2.3%)
36,752	Actividades de Construccion y Servicios SA	1,407,469
11,724	Aena SAb	2,291,424
123,664	Banco Bilbao Vizcaya Argentaria SA	1,118,869
34,427	Banco Santander SA	234,384
6,261	Construcciones y Auxiliar de Ferrocarriles SA	278,608
129,814	Ence Energia y Celulosa SA	553,225
53,751	Endesa SA	1,272,461
173,449	Iberdrola SA	1,367,283
4,443	Let’s GOWEX SAa	1
754,392	Mapfre SA	2,809,966
86,041	Melia Hotels International SA	1,333,640
20,773	Merlin Properties Socimi SA	279,556
254,491	Repsol SA	4,262,176
291,954	Telefonica SA	3,305,775

	Total	20,514,837

Sweden (2.9%)
52,522	Betsson AB	505,132
13,328	Bilia AB	128,760
54,755	Boliden AB	1,718,981
16,349	Bonava AB	286,081

Shares	Common Stock (87.8%)	Value
Sweden (2.9%) - continued
7,861	Bure Equity AB	$96,582
60,871	Essity Aktiebolag[a]	1,764,956
40,754	Granges AB	450,487
3,807	Holmen AB	171,945
28,356	Investor AB	1,344,781
62,739	JM AB	2,202,083
63,908	Loomis AB	2,374,644
18,482	NCC AB	480,895
23,633	Nobina ABb	116,500
358,359	Nordea Bank AB	4,521,733
49,892	Scandic Hotels Group ABb	693,648
133,154	SKF AB	2,646,590
409,769	Svenska Cellulosa AB SCA	3,392,841
2,203	Swedish Orphan Biovitrum ABa	33,545
1,603	Vitrolife AB	129,848
143,647	Volvo AB	2,439,904

	Total	25,499,936

Switzerland (5.4%)
105,659	ABB, Ltd.	2,475,204
42,480	Adecco SA	3,240,927
195	ALSO Holding AGa	25,500
919	Bachem Holding AG	101,759
6,510	BKW FMB Energie	370,949
2,564	Bobst Group SA	285,464
2,093	Bucher Industries AG	697,907
8,705	Cembra Money Bank AG	780,884
210	Conzzeta AG	219,784
17,758	Ferrexpo plc	55,857
5,900	Flughafen Zuerich AG	1,504,729
290	Forbo Holding AG	440,319
1,395	Georg Fischer AG	1,586,592
95	Gurit Holding AG	114,163
2,810	Implenia AG	207,813
930	Inficon Holding AG	510,031
1,398	Kardex AG	154,120
5,708	Logitech International SA	207,172
10,268	Lonza Group AG	2,440,445
915	Mobimo Holding AG	261,172
95,249	Nestle SA	8,039,925
62,832	Novartis AG	5,351,890
12,502	Pargesa Holding SA	997,716
2,544	Partners Group Holding AG	1,651,484
1,034	Rieter Holding AG	239,533
5,428	Roche Holding AG-BR	1,399,467
27,185	Roche Holding AG-Genusschein	6,882,407
257	Schweiter Technologies AG	338,240
1,345	SFS Group AGa	153,007
1,279	Siegfried Holding AG	371,946
9,831	Sulzer, Ltd.	1,103,122
3,579	Tecan Group AG	667,497
3,470	Temenos Group AG	335,432
3,021	Valora Holding AG	1,002,886
4,947	Vontobel Holding AG	329,098
31,428	Wolseley plc	1,876,500
2,867	Zurich Insurance Group AG	873,804

	Total	47,294,745

Taiwan (0.7%)
321,100	Taiwan Mobile Company, Ltd.	1,149,178
752,362	Taiwan Semiconductor Manufacturing Company, Ltd.	5,318,376

	Total	6,467,554

Thailand (0.6%)
186,150	Siam Cement pcl	2,829,520

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (87.8%)	Value
Thailand (0.6%) - continued
598,700	Siam Commercial Bank pcl	$2,644,946

	Total	5,474,466

Turkey (0.6%)
606,258	Akbank TAS	1,803,551
105,296	BIM Birlesik Magazalar AS	2,053,609
504,000	Turkiye Garanti Bankasi AS	1,509,323

	Total	5,366,483

United Kingdom (12.2%)
112,049	3i Group plc	1,383,260
18,335	Abcam plc	248,388
160,078	Anglo American plc[a]	2,647,967
98,286	Ashmore Group plc	466,596
58,406	Ashtead Group plc	1,254,814
261,842	Aviva plc	1,861,181
76,411	Barratt Developments plc	620,588
14,420	Beazley plc	97,452
36,689	Bellway plc	1,544,926
36,000	BHP Billiton plc	653,992
10,747	Big Yellow Group plc	109,892
3,304	Bodycote plc	39,664
887,719	BP plc	5,214,244
79,711	British American Tobacco plc	4,958,483
2,166	Burford Capital, Ltd.	31,065
26,297	Carnival plc	1,774,953
28,216	Close Brothers Group plc	573,715
51,043	Coca-Cola HBC AG	1,543,187
88,568	Crest Nicholson Holdings plc	628,689
41,950	Diageo plc	1,354,858
30,022	Dialog Semiconductor plc[a]	1,308,268
276,570	Direct Line Insurance Group plc	1,366,838
77,171	DS Smith plc	491,590
179,430	Electrocomponents plc	1,468,547
68,808	Elementis plc	268,958
79,417	Fenner plc	361,239
1,367	Fevertree Drinks plc	38,775
37,339	Galliford Try plc	667,684
10,810	GlaxoSmithKline plc	215,195
63,790	Grainger plc	221,337
13,353	Great Portland Estates plc	106,113
83,592	Hansteen Holdings plc	140,070
33,740	Hays plc	74,198
40,664	Hiscox, Ltd.	696,678
1,872,784	HSBC Holdings plc	18,755,767
32,197	Ibstock plc[b]	108,326
128,444	Inchcape plc	1,361,557
51,810	Indivior plc[a]	262,274
157,478	Inmarsat plc	1,611,659
67,972	Intermediate Capital Group plc	812,742
85,504	J Sainsbury plc	276,260
174,191	JD Sports Fashion plc	823,381
45,463	John Wood Group plc	366,912
12,821	Jupiter Fund Management plc	90,206
3,006	KAZ Minerals plc	28,477
1,745,202	Lloyds TSB Group plc	1,508,794
448,562	Marks and Spencer Group plc	1,906,441
18,761	Micro Focus International plc	552,480
245,454	Mitie Group plc	862,094
48,513	Mondi plc	1,277,805
5,291	Morgan Advanced Materials plc	20,901
147,542	National Express Group plc	709,182
3,829	NEX Group plc	33,671
5,831	Next plc	303,944
46,468	Northgate plc	264,675
673,385	Old Mutual plc	1,746,548

Shares	Common Stock (87.8%)	Value
United Kingdom (12.2%) - continued
59,683	OneSavings Bank plc	$311,203
172,792	PageGroup plc	1,116,931
60,180	Paragon Group of Companies plc	343,646
45,479	Persimmon plc	1,502,669
224,569	Petrofac, Ltd.	1,326,926
14,924	Playtech plc	189,129
20,528	PZ Cussons plc	98,236
295,016	QinetiQ Group plc	938,353
35,592	Reckitt Benckiser Group plc	3,460,517
108,698	Redrow plc	849,024
37,160	Rentokil Initial plc	142,416
4,229	Rio Tinto plc	198,201
484	Rolls-Royce Holdings plc	5,671
16,919	Royal Dutch Shell plc	478,635
43,489	Royal Dutch Shell plc, Class A	1,228,191
252,889	Royal Dutch Shell plc, Class B	7,204,232
225,832	Royal Mail plc	1,200,834
51,845	RPC Group plc	613,005
49,005	Safestore Holdings plc	273,112
146,469	Saga plc	403,315
35,638	Savills plc	429,770
30,911	Schroders plc	1,404,656
120,202	Smiths Group plc	2,434,677
3,945	Spectris plc	128,045
18,234	Spirax-Sarco Engineering plc	1,338,257
110,916	SSP Group plc	745,616
123,132	Standard Chartered plc[a]	1,376,403
110,769	Synthomer plc	715,877
44,315	Tritax Big Box REIT plc	87,587
112,431	UBM plc	1,073,538
63,291	Unilever plc	3,609,661
18,880	UNITE Group plc	167,186
56,856	Vesuvius plc	407,711
454,305	William Hill plc	1,501,523
369,825	William Morrison Supermarkets plc	1,172,938
2,706	Workspace Group plc	32,668

	Total	106,627,859

United States (0.2%)
60,600	Yum China Holding, Inc.[a]	2,168,874

	Total	2,168,874

	Total Common Stock (cost $676,840,478)	770,374,558

Principal Amount	Long-Term Fixed Income (8.4%)
Argentina (0.5%)
	Argentina Government International Bond
$150,000	7.125%, 6/28/2117[b]	136,200
500,000	22.507%, 10/9/2017[d,e]	28,622
1,280,000	22.281%, 3/1/2018[d,e]	74,542
1,120,000	Zero Coupon, 6/21/2020[d,e]	67,039
230,000	6.875%, 4/22/2021	247,595
80,000	16.000%, 10/17/2023[d]	4,852
460,000	7.500%, 4/22/2026	494,270
30,000	15.500%, 10/17/2026[d]	1,968
840,000	6.875%, 1/26/2027	863,100
426,592	7.820%, 12/31/2033[f]	525,319
81,318	8.280%, 12/31/2033	88,230
154,224	8.280%, 12/31/2033	163,247
700,000	7.125%, 7/6/2036	691,250
890,000	2.500%, 12/31/2038[g]	576,275
	Cablevision SA
150,000	6.500%, 6/15/2021[b]	159,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Argentina (0.5%) - continued
	YPF SA
$155,000	8.875%, 12/19/2018	$166,113

	Total	4,287,622

Belize (<0.1%)
	Belize Government International Bond
135,900	4.938%, 2/20/2034*	83,918

	Total	83,918

Bermuda (0.1%)
	Bermuda Government International Bond
200,000	3.717%, 1/25/2027[b]	201,734
	Digicel, Ltd.
200,000	6.000%, 4/15/2021*	194,400
330,000	6.750%, 3/1/2023[b]	315,563

	Total	711,697

Brazil (0.2%)
	Banco do Brasil SA/Cayman
600,000	9.000%, 6/18/2024[h]	622,320
	Brazil Government International Bond
22,000	6.000%, 8/15/2050[i]	23,947
	Brazil Loan Trust 1
314,429	5.477%, 7/24/2023*	323,862
	Brazil Minas SPE via State of Minas Gerais
660,000	5.333%, 2/15/2028*	656,700
	Brazil Notas do Tesouro Nacional Serie F
448,000	10.000%, 1/1/2025[i]	146,101
	Republic of Brazil
196,000	Zero Coupon, 5/15/2055[i]	212,540
	Tupy SA
200,000	6.625%, 7/17/2024[b]	206,760

	Total	2,192,230

Bulgaria (0.1%)
	Bulgaria Government International Bond
150,000	1.875%, 3/21/2023[f]	188,955
100,000	2.950%, 9/3/2024[f]	131,722
350,000	3.000%, 3/21/2028[f]	454,726
380,000	3.125%, 3/26/2035[f]	466,244

	Total	1,241,647

Cayman Islands (<0.1%)
	China Evergrande Group
210,000	8.250%, 3/23/2022	215,463
	Petrobras International Finance Company
100,000	5.375%, 1/27/2021	102,750

	Total	318,213

Chile (0.3%)
	Banco del Estado de Chile
290,000	4.125%, 10/7/2020	305,243
	Chile Government International Bond
364,000	3.125%, 1/21/2026	369,915
460,000	3.860%, 6/21/2047	464,140
	GNL Quintero SA
310,000	4.634%, 7/31/2029[b]	321,470
	Itau CorpBanca
286,000	3.875%, 9/22/2019[b]	294,592

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Chile (0.3%) - continued
	Sociedad Quimica y Minera de Chile SA
$200,000	3.625%, 4/3/2023	$198,750
200,000	4.375%, 1/28/2025*	204,750

	Total	2,158,860

Colombia (0.3%)
	Banco de Bogota SA
650,000	6.250%, 5/12/2026[b]	696,930
	Colombia Government International Bond
30,000	8.125%, 5/21/2024	38,280
100,000	3.875%, 3/22/2026[f]	134,361
187,000	6.125%, 1/18/2041	217,107
390,000	5.625%, 2/26/2044	428,415
1,060,000	5.000%, 6/15/2045	1,075,370

	Total	2,590,463

Costa Rica (0.2%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	203,620
220,000	5.250%, 8/12/2018[b]	223,982
	Banco Nacional de Costa Rica
220,000	4.875%, 11/1/2018[b]	222,992
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	35,100
210,000	5.625%, 4/30/2043[b]	189,525
200,000	5.625%, 4/30/2043	180,500
650,000	7.158%, 3/12/2045[b]	689,000

	Total	1,744,719

Croatia (0.1%)
	Croatia Government International Bond
150,000	6.625%, 7/14/2020	165,825
100,000	3.875%, 5/30/2022[f]	131,697
140,000	3.000%, 3/20/2027[f]	170,082

	Total	467,604

Dominican Republic (0.4%)
	Aeropuertos Dominicanos Siglo XXI SA
270,000	6.750%, 3/30/2029[b]	290,547
	Dominican Republic Government International Bond
8,045	9.040%, 1/23/2018	8,213
4,000,000	15.000%, 4/5/2019[j]	91,182
900,000	16.000%, 7/10/2020[j]	21,929
400,000	7.500%, 5/6/2021	443,000
600,000	11.500%, 5/10/2024[j]	13,320
100,000	6.875%, 1/29/2026[b]	113,750
100,000	5.950%, 1/25/2027[b]	106,871
290,000	8.625%, 4/20/2027	349,812
1,600,000	18.500%, 2/4/2028*,j	47,700
2,900,000	11.375%, 7/6/2029[j]	61,898
990,000	6.850%, 1/27/2045	1,084,050
660,000	6.850%, 1/27/2045[b]	722,700

	Total	3,354,972

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Ecuador (0.3%)
	Ecuador Government International Bond
$390,000	10.750%, 3/28/2022	$422,175
630,000	7.950%, 6/20/2024	603,225
210,000	9.650%, 12/13/2026	215,250
700,000	9.650%, 12/13/2026[b]	717,500
540,000	9.625%, 6/2/2027[b]	552,150
	EP PetroEcuador
184,737	6.925%, 9/24/2019[e]	185,660
	Petroamazonas EP
200,000	4.625%, 2/16/2020[b]	186,980

	Total	2,882,940

Egypt (0.1%)
	Egypt Government International Bond
200,000	7.500%, 1/31/2027	214,936
210,000	8.500%, 1/31/2047	228,215

	Total	443,151

El Salvador (0.1%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	101,000
40,000	7.750%, 1/24/2023	40,450
92,000	5.875%, 1/30/2025	83,145
109,000	6.375%, 1/18/2027	98,645
160,000	8.625%, 2/28/2029[b]	165,600
414,000	7.650%, 6/15/2035	385,020
150,000	7.625%, 2/1/2041	137,625

	Total	1,011,485

Ghana (0.1%)
	Ghana Government International Bond
420,000	7.875%, 8/7/2023	433,125

	Total	433,125

Guatemala (0.2%)
	Agromercantil Senior Trust
170,000	6.250%, 4/10/2019[b]	175,853
	Guatemala Government International Bond
400,000	5.750%, 6/6/2022	436,912
230,000	4.500%, 5/3/2026[b]	233,363
350,000	4.375%, 6/5/2027[b]	349,125
700,000	4.875%, 2/13/2028	721,119

	Total	1,916,372

Honduras (0.1%)
	Honduras Government International Bond
290,000	8.750%, 12/16/2020*	332,160
400,000	8.750%, 12/16/2020	458,152

	Total	790,312

Hong Kong (<0.1%)
	China Resources Cement Holdings, Ltd.
200,000	2.125%, 10/5/2017	200,019

	Total	200,019

Hungary (0.2%)
	Hungary Government International Bond
750,000	6.250%, 1/29/2020	817,500

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Hungary (0.2%) - continued
$10,000	6.375%, 3/29/2021	$11,268
230,000	5.375%, 2/21/2023	257,847
350,000	5.750%, 11/22/2023	403,375
10,000	7.625%, 3/29/2041	15,169

	Total	1,505,159

India (<0.1%)
	Greenko Dutch BV
250,000	8.000%, 8/1/2019[b]	260,000

	Total	260,000

Indonesia (0.7%)
	Indonesia Government International Bond
520,000	3.700%, 1/8/2022[b]	537,785
330,000	2.625%, 6/14/2023[b,f]	411,865
843,000	5.875%, 1/15/2024	964,233
200,000	4.125%, 1/15/2025	207,742
520,000	3.375%, 7/30/2025[f]	672,232
200,000	3.750%, 6/14/2028[b,f]	261,678
280,000	8.500%, 10/12/2035	409,841
280,000	5.250%, 1/17/2042	306,523
600,000	6.750%, 1/15/2044	789,170
	Perusahaan Penerbit SBSN Indonesia III
200,000	3.400%, 3/29/2022[b]	203,000
260,000	4.325%, 5/28/2025	271,050
1,020,000	4.150%, 3/29/2027[b]	1,039,176
	PT Saka Energi Indonesia
200,000	4.450%, 5/5/2024[b]	203,158

	Total	6,277,453

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
128,000	3.839%, 12/30/2018[b]	130,400

	Total	130,400

Ivory Coast (<0.1%)
	Ivory Coast Government International Bond
100,000	5.125%, 6/15/2025[b,f]	120,688
200,000	6.375%, 3/3/2028	205,000

	Total	325,688

Japan (<0.1%)
	Universal Entertainment Corporation
254,532	8.500%, 8/24/2020*	260,895

	Total	260,895

Kazakhstan (0.1%)
	KazMunayGas National Company JSC
570,000	9.125%, 7/2/2018	603,487

	Total	603,487

Kenya (0.1%)
	Kenya Government International Bond
640,000	6.875%, 6/24/2024	653,005

	Total	653,005

Luxembourg (0.2%)
	Altice Financing SA
200,000	6.625%, 2/15/2023[b]	211,875
	Gazprom OAO Via Gaz Capital SA
350,000	9.250%, 4/23/2019	386,077

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

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Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Luxembourg (0.2%) - continued
	Sberbank of Russia Via SB Capital SA
$200,000	5.500%, 2/26/2024	$202,995
	Severstal OAO
170,000	6.700%, 10/25/2017	171,627
	Telefonica Celular del Paraguay SA
200,000	6.750%, 12/13/2022	207,750
	Wind Acquisition Finance SA
260,000	7.000%, 4/23/2021[f]	321,576
420,000	7.375%, 4/23/2021	437,262

	Total	1,939,162

Macedonia, The Former Yugoslav Republic Of (0.1%)
	Macedonia Government International Bond
340,000	4.875%, 12/1/2020[b,f]	432,657
280,000	5.625%, 7/26/2023[b,f]	361,162

	Total	793,819

Mauritius (<0.1%)
	Greenko Investment Company
200,000	4.875%, 8/16/2023[b]	196,499
	Neerg Energy, Ltd.
200,000	6.000%, 2/13/2022[b]	204,841

	Total	401,340

Mexico (0.5%)
	America Movil SAB de CV
2,010,000	6.000%, 6/9/2019[k]	109,048
	Banco Mercantil del Norte SA
220,000	7.625%, 1/10/2028[b,h]	231,616
	Cemex SAB de CV
100,000	4.750%, 1/11/2022[b,f]	123,115
	Gruma, SAB de CV
200,000	4.875%, 12/1/2024[b]	218,540
	Mexico Government International Bond
128,000	5.750%, 10/12/2110	134,976
200,000	4.350%, 1/15/2047	190,900
	Petroleos Mexicanos
130,000	5.500%, 2/4/2019	135,915
70,000	3.500%, 7/23/2020	71,540
480,000	6.375%, 2/4/2021	525,600
120,000	5.375%, 3/13/2022[b]	127,860
10,000	3.500%, 1/30/2023	9,800
840,000	5.125%, 3/15/2023[f]	1,127,756
220,000	6.875%, 8/4/2026	249,678
250,000	6.500%, 3/13/2027[b]	275,250
390,000	6.500%, 3/13/2027[b]	429,390
110,000	4.875%, 2/21/2028[f]	139,157
89,000	5.500%, 6/27/2044	81,653
20,000	6.375%, 1/23/2045	20,218
160,000	6.750%, 9/21/2047[b]	168,432
107,000	6.750%, 9/21/2047	112,639

	Total	4,483,083

Netherlands (0.4%)
	Greenko Dutch BV
290,000	5.250%, 7/24/2024[b]	289,710
	IHS Netherlands Holdco BV
240,000	9.500%, 10/27/2021[b]	246,120
	Metinvest BV
20,205	9.373%, 12/31/2021	19,184
101,023	9.373%, 12/31/2021	95,922
	Petrobras Global Finance BV
1,120,000	8.375%, 5/23/2021	1,262,464

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Netherlands (0.4%) - continued
$570,000	6.125%, 1/17/2022	$599,213
450,000	7.375%, 1/17/2027	487,350

	Total	2,999,963

Nigeria (0.1%)
	Nigeria Government International Bond
206,000	6.750%, 1/28/2021	219,905
200,000	6.375%, 7/12/2023	208,046

	Total	427,951

Panama (<0.1%)
	Panama Government International Bond
200,000	3.875%, 3/17/2028	208,000
	Panama Notas del Tesoro
50,000	4.875%, 2/5/2021	54,131

	Total	262,131

Paraguay (0.2%)
	Banco Regional SAECA
150,000	8.125%, 1/24/2019	160,313
180,000	8.125%, 1/24/2019[b]	192,375
	Paraguay Government International Bond
410,000	5.000%, 4/15/2026[b]	437,162
350,000	4.700%, 3/27/2027[b]	363,563
400,000	6.100%, 8/11/2044	448,952

	Total	1,602,365

Peru (0.1%)
	Abengoa Transmision Sur SA
318,784	6.875%, 4/30/2043*	349,069
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022[b]	214,252
	Corporacion Lindley SA
90,000	6.750%, 11/23/2021*	100,575
260,000	6.750%, 11/23/2021	290,550
22,000	4.625%, 4/12/2023	22,880
80,000	4.625%, 4/12/2023[b]	83,200

	Total	1,060,526

Romania (0.1%)
	Romania Government International Bond
440,000	6.750%, 2/7/2022	510,400
90,000	4.375%, 8/22/2023	96,300
10,000	4.875%, 1/22/2024	11,000
140,000	2.875%, 5/26/2028[f]	170,956
90,000	3.875%, 10/29/2035[b,f]	111,736
60,000	6.125%, 1/22/2044	75,934

	Total	976,326

Russia (0.2%)
	Gazprom OAO Via Gaz Capital SA
100,000	7.288%, 8/16/2037	118,201
	Lukoil International Finance BV
200,000	6.125%, 11/9/2020	217,400
	Phosagro OAO via Phosagro Bond Funding, Ltd.
200,000	4.204%, 2/13/2018*	201,600
	Russia Government International Bond
200,000	4.875%, 9/16/2023[b]	216,016

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

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Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Russia (0.2%) - continued
$400,000	4.750%, 5/27/2026	$419,000
400,000	4.250%, 6/23/2027[b]	403,580
400,000	5.250%, 6/23/2047[b]	403,466

	Total	1,979,263

South Africa (0.1%)
	South Africa Government International Bond
1,100,000	5.875%, 9/16/2025	1,192,070
200,000	4.300%, 10/12/2028	189,621

	Total	1,381,691

South Korea (<0.1%)
	Export-Import Bank of Korea
200,000	1.807%, 8/14/2017*,e	199,996

	Total	199,996

Sri Lanka (0.1%)
	Sri Lanka Government International Bond
200,000	5.750%, 1/18/2022[b]	208,957
200,000	6.125%, 6/3/2025	207,731
370,000	6.850%, 11/3/2025[b]	399,112
200,000	6.825%, 7/18/2026	215,503
230,000	6.825%, 7/18/2026[b]	247,828

	Total	1,279,131

Supranational (<0.1%)
	Eastern and Southern African Trade and Development Bank
200,000	5.375%, 3/14/2022	203,508

	Total	203,508

Suriname (0.1%)
	Suriname Government International Bond
200,000	9.250%, 10/26/2026	204,500
280,000	9.250%, 10/26/2026[b]	286,300

	Total	490,800

Thailand (<0.1%)
	PTTEP Treasury Center Company, Ltd.
220,000	4.600%, 7/17/2022[b,h]	224,444

	Total	224,444

Turkey (0.6%)
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	207,500
	Hazine Mustesarligi Varlik Kiralama AS
690,000	5.004%, 4/6/2023[b]	708,525
	Turkey Government International Bond
140,000	6.750%, 4/3/2018	144,120
900,000	7.000%, 6/5/2020	988,515
600,000	6.250%, 9/26/2022	657,958
200,000	3.250%, 3/23/2023	189,536
640,000	5.750%, 3/22/2024	683,181
261,000	7.375%, 2/5/2025	304,804
600,000	3.250%, 6/14/2025[f]	706,914
207,000	6.000%, 3/25/2027	222,884
10,000	6.875%, 3/17/2036	11,348
100,000	6.750%, 5/30/2040	112,481
200,000	6.000%, 1/14/2041	206,722

Principal Amount	Long-Term Fixed Income (8.4%)	Value
Turkey (0.6%) - continued
$600,000	4.875%, 4/16/2043	$540,504

	Total	5,684,992

Ukraine (0.2%)
	Ukraine Government International Bond
120,000	7.750%, 9/1/2022	123,000
280,000	7.750%, 9/1/2023	283,267
740,000	7.750%, 9/1/2024	739,238
100,000	Zero Coupon, 5/31/2040	43,800
298,000	Zero Coupon, 5/31/2040*	130,524

	Total	1,319,829

United Arab Emirates (0.2%)
	Abu Dhabi Government International Bond
200,000	3.125%, 5/3/2026	202,750
	Dolphin Energy, Ltd.
210,000	5.500%, 12/15/2021	229,442
	Ruwais Power Company PJSC
360,000	6.000%, 8/31/2036[b]	416,700

	Total	848,892

United States (0.3%)
	Cemex Finance, LLC.
140,000	4.625%, 6/15/2024[f]	179,375
	Citigroup Global Markets Holdings, Inc.
9,325,000	Zero Coupon, 8/17/2017*,l	516,308
5,000,000	Zero Coupon, 5/3/2018*,m,n	244,122
	Comcel Trust
200,000	6.875%, 2/6/2024	210,700
	Commonwealth of Puerto Rico G.O.
120,000	8.000%, 7/1/2035, Ser. Ao	72,000
	Commonwealth of Puerto Rico Public Improvement Refg. G.O.
30,000	5.500%, 7/1/2032, Ser. Ao	17,025
10,000	5.500%, 7/1/2039, Ser. Ao	5,675
100,000	6.000%, 7/1/2039, Ser. Bo	56,750
	HSBC Bank USA NA
380,000	6.000%, 8/15/2040*,p	407,961
	JPMorgan Chase Bank NA
6,525,000	Zero Coupon, 2/15/2018*,c,q	326,942
	Puerto Rico Sales Tax Financing Corporation Refg. Rev.
10,000	5.375%, 8/1/2038, Ser. Cr	2,688
490,000	5.250%, 8/1/2041, Ser. Cr	131,688
75,000	5.000%, 8/1/2043, Ser. A-1[r]	20,156
5,000	5.250%, 8/1/2043, Ser. A-1[r]	1,344
	Puerto Rico Sales Tax Financing Corporation Rev.
95,000	5.500%, 8/1/2028, Ser. Ar	25,531
55,000	6.750%, 8/1/2032, Ser. Ar	14,781
25,000	5.500%, 8/1/2037, Ser. Ar	6,719
35,000	5.375%, 8/1/2039, Ser. Ar	9,406
550,000	5.500%, 8/1/2042, Ser. Ar	147,813
35,000	6.000%, 8/1/2042, Ser. Ar	9,406
	Puerto Rico Sales Tax Financing Corporation Sales Tax Rev.
35,000	5.750%, 8/1/2037, Ser. Ar	9,406
	U.S. Treasury Bonds
290,000	2.875%, 11/15/2046	288,787
	U.S. Treasury Notes
30,000	1.125%, 6/30/2021	29,353
23,000	2.250%, 1/31/2024	23,276

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

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Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (8.4%)	Value
United States (0.3%) - continued
$20,000	2.000%, 6/30/2024	$19,872
150,000	2.250%, 11/15/2025	150,381

	Total	2,927,465

Venezuela (0.5%)
	Petroleos de Venezuela SA
5,360,000	6.000%, 10/28/2022	1,661,600
1,950,000	6.000%, 5/16/2024	645,937
2,677,000	6.000%, 11/15/2026	870,293
550,000	5.375%, 4/12/2027	179,245
70,000	5.500%, 4/12/2037	22,792
	Venezuela Government International Bond
119,000	8.250%, 10/13/2024	44,625
483,000	9.250%, 5/7/2028	182,332
260,000	9.375%, 1/13/2034	102,700

	Total	3,709,524

Vietnam (<0.1%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	124,000

	Total	124,000

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
140,000	5.750%, 1/31/2027[b]	148,663

	Total	148,663

Zambia (0.2%)
	Zambia Government International Bond
570,000	8.970%, 7/30/2027	617,732
380,000	8.970%, 7/30/2027[b]	411,821

	Total	1,029,553

	Total Long-Term Fixed Income (cost $72,492,875)	73,343,853

Shares	Preferred Stock (1.2%)	Value
Brazil (0.2%)
155,282	Vale SA ADR	1,458,098

	Total	1,458,098

Germany (0.2%)
4,471	Draegerwerk AG & Company KGaA	481,029
10,914	Henkel AG & Company KGaA, 1.470%	1,545,941

	Total	2,026,970

South Korea (0.8%)
3,830	Samsung Electronics Company, Ltd.	6,603,626

	Total	6,603,626

	Total Preferred Stock (cost $6,914,977)	10,088,694

Shares	Registered Investment Companies (0.1%)	Value
Equity Funds/Exchange Traded Funds (<0.1%)
17,200	iShares MSCI EAFE Index Fund	1,151,196

	Total	1,151,196

	Total Registered Investment Companies (cost $1,141,681)	1,151,196

Shares or Principal Amount	Short-Term Investments (1.4%)[s]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.925%, 8/2/2017[t]	$99,997
200,000	0.940%, 8/9/2017[t]	199,956
100,000	1.035%, 9/27/2017[t]	99,840
	Thrivent Core Short-Term Reserve Fund
1,211,722	1.280%	12,117,218

	Total Short-Term Investments (cost $12,517,010)	12,517,011

	Total Investments (cost $769,907,021) 98.9%	$867,475,312

	Other Assets and Liabilities, Net 1.1%	9,923,875

	Total Net Assets 100.0%	$877,399,187

a	Non-income producing security.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2017, the value of these investments was $36,471,951 or 4.2% of total net assets.
c	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
d	Principal amount is displayed in Argentine Pesos.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2017.
f	Principal amount is displayed in Euros.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2017.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
i	Principal amount is displayed in Brazilian Real.
j	Principal amount is displayed in Dominican Republic Pesos.
k	Principal amount is displayed in Mexican Pesos.
l	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 8/17/2017
m	Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 5/3/2018
n	Denotes investments purchased on a when-issued or delayed delivery basis.
o	Defaulted security. Interest is not being accrued.
p	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due 8/15/2040.
q	Principal amount is displayed in Egyptian Pounds.
r	In bankruptcy. Interest is not being accrued.
s	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
t	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

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Schedule of Investments as of July 31, 2017

(unaudited)

*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Worldwide Allocation Fund as of July 31, 2017 was $4,581,482 or 0.5% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2017.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$318,768
Belize Government International Bond, 2/20/2034	3/22/2017	89,351
Brazil Loan Trust 1, 7/24/2023	7/25/2013	321,955
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	706,837
Citigroup Global Markets Holdings, Inc., 5/3/2018	4/27/2017	244,975
Citigroup Global Markets Holdings, Inc., 8/17/2017	2/9/2017	524,326
Corporacion Lindley SA, 11/23/2021	11/18/2011	90,000
Digicel, Ltd., 4/15/2021	1/20/2016	180,655
Dominican Republic Government International Bond, 2/4/2028	3/6/2013	45,563
Export-Import Bank of Korea, 8/14/2017	5/29/2015	200,004
Honduras Government International Bond, 12/16/2020	12/11/2013	290,000
HSBC Bank USA NA, 8/15/2040	12/2/2011	473,544
JPMorgan Chase Bank NA, 2/15/2018	5/15/2017	327,276
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	200,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	198,820
Ukraine Government International Bond, 5/31/2040	11/12/2015	141,812
Universal Entertainment Corporation, 8/24/2020	10/18/2016	254,789

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
G.O.	-	General Obligation
Refg.	-	Refunding
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$121,927,254
Gross unrealized depreciation	(24,358,963)

Net unrealized appreciation (depreciation)	$97,568,291
Cost for federal income tax purposes	$769,907,021

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	99,296,761	2,168,874	97,127,887	–
Consumer Staples	81,226,468	3,692,208	77,534,260	–
Energy	48,799,971	1,418,291	47,381,680	–
Financials	159,471,907	4,920,382	154,344,093	207,432
Health Care	64,264,318	1,425,774	62,838,544	–
Industrials	114,322,451	2,019,225	112,303,226	–
Information Technology	58,954,455	2,218,954	56,735,501	–
Materials	68,174,545	757,586	67,416,959	–
Real Estate	33,301,295	–	33,301,295	–
Telecommunications Services	27,039,699	–	27,039,699	–
Utilities	15,522,688	–	15,522,688	–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

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Schedule of Investments as of July 31, 2017

(unaudited)

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Basic Materials	1,002,671	–	1,002,671	–
Capital Goods	858,431	–	858,431	–
Communications Services	2,167,174	–	2,167,174	–
Consumer Cyclical	260,895	–	260,895	–
Consumer Non-Cyclical	864,408	–	864,408	–
Energy	12,162,735	–	12,162,735	–
Financials	5,013,967	–	5,013,967	–
Foreign Government	47,861,400	–	47,534,458	326,942
Technology	246,120	–	246,120	–
Transportation	612,017	–	612,017	–
U.S. Government and Agencies	511,669	–	511,669	–
U.S. Municipal	530,388	–	530,388	–
Utilities	1,251,978	–	1,251,978	–
Preferred Stock
Consumer Staples	1,545,941	–	1,545,941	–
Health Care	481,029	–	481,029	–
Information Technology	6,603,626	–	6,603,626	–
Materials	1,458,098	1,458,098	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	1,151,196	1,151,196	–	–
Short-Term Investments	399,793	–	399,793	–
Subtotal Investments in Securities	$855,358,094	$21,230,588	$833,593,132	$534,374

Other Investments *	Total
Short-Term Investments	12,117,218
Subtotal Other Investments	$12,117,218
Total Investments at Value	$867,475,312

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	212,358	212,358	–	–
Foreign Currency Forward Contracts	1,121,148	–	1,121,148	–
Total Asset Derivatives	$1,333,506	$212,358	$1,121,148	$–

Liability Derivatives
Futures Contracts	58,626	58,626	–	–
Foreign Currency Forward Contracts	1,475,073	–	1,475,073	–
Total Liability Derivatives	$1,533,699	$58,626	$1,475,073	$–

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

The following table presents Partner Worldwide Allocation Fund’s futures contracts held as of July 31, 2017. Investments and/or cash totaling $755,180 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	24	September 2017	$5,192,679	$5,192,250	($429)
5-Yr. U.S. Treasury Bond Futures	11	September 2017	1,298,772	1,299,633	861
10-Yr. Euro-Bund Futures	(14)	September 2017	(2,725,486)	(2,684,352)	41,134
10-Yr. U.S. Treasury Bond Futures	51	September 2017	6,424,695	6,420,422	(4,273)
20-Yr. U.S. Treasury Bond Futures	4	September 2017	611,400	611,875	475
CME 3 Month Eurodollar	(19)	December 2018	(4,659,739)	(4,667,588)	(7,849)
CME Ultra Long Term U.S. Treasury Bond	16	September 2017	2,615,190	2,632,000	16,810
Eurex 2-Yr. Euro SCHATZ	(4)	September 2017	(531,020)	(530,673)	347
Eurex 30-Yr. Euro BUXL	(2)	September 2017	(393,767)	(384,308)	9,459
Eurex 5-Yr. Euro BOBL	(21)	September 2017	(3,304,928)	(3,282,726)	22,202
Eurex Euro STOXX 50 Index	22	September 2017	928,077	895,376	(32,701)
FTSE 100 Index	5	September 2017	491,861	482,637	(9,224)
ICE mini MSCI EAFE Index	53	September 2017	5,023,651	5,138,085	114,434
SFE S&P ASX Share Price Index 200	2	September 2017	230,572	226,440	(4,132)
SGX MSCI Singapore Index	2	August 2017	54,396	54,378	(18)
TSE Tokyo Price Index	4	September 2017	580,965	587,601	6,636
Total Futures Contracts					$153,732

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

The following table presents Partner Worldwide Allocation Fund’s foreign currency forward contracts held as of July 31, 2017.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/ Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Argentina Peso	DB	411,010	8/31/2017	$23,000	$22,825	($175)
Argentina Peso	JPM	1,066,290	8/31/2017	59,569	59,216	(353)
Argentina Peso	BNP	4,581,148	8/31/2017 - 10/10/2017	256,696	251,002	(5,694)
Brazilian Real	MSC	9,628,185	8/2/2017 - 10/3/2017	3,022,286	3,079,402	57,116
Brazilian Real	DB	167,683	8/2/2017	53,000	53,773	773
Chilean Peso	CSFB	69,433,000	8/30/2017	104,475	106,827	2,352
Chilean Peso	JPM	48,909,374	8/30/2017	73,580	75,250	1,670
Chilean Peso	CFSB	69,130,020	9/5/2017	106,000	106,388	388
Chilean Peso	CITI	176,115,352	8/30/2017	265,218	270,963	5,745
Chilean Peso	BNP	52,513,578	8/30/2017	78,208	80,795	2,587
Chinese Yuan	MSC	693,016	9/28/2017	100,597	102,631	2,034
Chinese Yuan Offshore	JPM	4,482,231	9/20/2017	660,208	664,595	4,387
Chinese Yuan Offshore	HSBC	7,568,700	9/20/2017	1,108,169	1,122,236	14,067
Chinese Yuan Offshore	WBC	937,169	9/20/2017	136,849	138,957	2,108
Chinese Yuan Offshore	SB	2,714,602	9/20/2017	397,000	402,503	5,503
Colombian Peso	CSFB	1,312,737,725	8/14/2017 - 9/14/2017	436,731	438,200	1,469
Colombian Peso	MSC	371,828,983	8/11/2017	126,684	124,372	(2,312)
Colombian Peso	RBS	151,866,270	8/11/2017	52,164	50,797	(1,367)
Colombian Peso	UBS	362,030,400	8/11/2017	122,070	121,094	(976)
Colombian Peso	JPM	150,644,000	9/14/2017	48,895	50,204	1,309
Czech Republic Koruna	MSC	8,644,030	9/21/2017 - 11/22/2017	342,829	395,657	52,828
Czech Republic Koruna	CITI	7,257,036	11/21/2017	284,447	332,695	48,248
Czech Republic Koruna	BOA	17,196,811	9/20/2017 - 10/3/2017	707,926	784,493	76,567
Czech Republic Koruna	JPM	36,273,907	9/20/2017 - 1/3/2018	1,476,821	1,660,838	184,017
Czech Republic Koruna	BNP	8,544,108	9/20/2017	364,619	389,646	25,027
Czech Republic Koruna	SSB	7,933,211	9/20/2017	326,922	361,787	34,865
Czech Republic Koruna	DB	3,293,502	9/20/2017	143,758	150,197	6,439
Euro	CITI	123,046	8/24/2017	140,953	145,856	4,903
Euro	SB	20,000	8/24/2017	23,489	23,676	187
Euro	DB	312,504	8/24/2017 - 9/20/2017	360,571	370,895	10,324
Euro	BNP	496,556	9/20/2017	565,338	589,429	24,091
Euro	BOA	776,494	9/20/2017	882,186	921,726	39,540
Euro	JPM	874,223	9/20/2017	986,246	1,037,736	51,490
Euro	UBS	408,459	9/20/2017	461,923	484,818	22,895
Hungarian Forint	BOA	36,470,260	9/20/2017	131,215	142,446	11,231
Hungarian Forint	MSC	103,134,725	9/20/2017	378,275	402,825	24,550
Hungarian Forint	UBS	16,898,231	9/20/2017	61,450	66,001	4,551
Indian Rupee	MSC	51,616,172	8/21/2017	799,803	802,316	2,513
Indian Rupee	SB	8,524,588	8/21/2017	132,000	132,505	505
Indian Rupee	BNP	8,533,800	8/18/2017	132,000	132,703	703
Indian Rupee	JPM	115,480,993	8/7/2017 - 10/18/2017	1,782,088	1,799,222	17,134
Indonesian Rupiah	JPM	4,884,053,494	8/25/2017	365,573	365,557	(16)
Indonesian Rupiah	DB	3,520,266,460	8/7/2017 - 8/21/2017	264,031	263,901	(130)
Indonesian Rupiah	HSBC	6,292,324,047	8/25/2017	470,665	470,962	297
Indonesian Rupiah	CITI	1,468,725,578	8/21/2017	110,068	109,978	(90)
Malaysian Ringgit	UBS	615,687	9/29/2017	143,450	143,503	53
Mexican Peso	JPM	4,315,720	9/20/2017	236,000	240,445	4,445
Mexican Peso	RBS	3,873,354	9/20/2017	212,872	216,673	3,801
Mexican Peso	CITI	4,262,741	9/20/2017	239,000	237,494	(1,506)
Mexican Peso	DB	13,347,752	9/20/2017	729,776	743,653	13,877
Mexican Peso	BOA	26,643,978	9/20/2017	1,447,130	1,484,437	37,307
New Taiwan Dollar	BNP	7,918,070	10/20/2017	259,345	263,229	3,884
New Taiwan Dollar	DB	19,077,045	8/7/2017 - 10/20/2017	627,357	633,627	6,270
New Taiwan Dollar	HSBC	4,008,600	8/7/2017	131,000	132,805	1,805
New Taiwan Dollar	CITI	20,508,186	8/17/2017 - 10/20/2017	679,160	680,759	1,599
New Taiwan Dollar	SB	7,995,716	8/7/2017	262,000	264,897	2,897
Peruvian Nuevo Sol	CITI	423,852	8/29/2017	127,994	130,444	2,450
Philippines Peso	MSC	13,398,739	9/14/2017	264,588	265,106	518
Philippines Peso	JPM	6,692,822	8/14/2017	132,000	132,575	575
Philippines Peso	DB	19,665,584	8/22/2017 - 9/14/2017	391,351	389,219	(2,132)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/ Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Polish Zloty	JPM	196,763	9/20/2017	$53,844	$54,742	$898
Polish Zloty	BOA	1,325,565	9/20/2017	348,566	368,791	20,225
Polish Zloty	BNP	7,285,026	9/20/2017	1,945,033	2,026,801	81,768
Polish Zloty	DB	8,432,476	9/20/2017	2,251,062	2,346,038	94,976
Polish Zloty	UBS	1,024,524	9/20/2017	274,794	285,038	10,244
Russian Ruble	MSC	24,321,502	9/14/2017	405,273	404,337	(936)
Singapore Dollar	HSBC	363,583	9/20/2017	262,000	268,584	6,584
South African Rand	UBS	697,072	9/20/2017	53,000	52,483	(517)
South African Rand	DB	1,357,342	9/20/2017	103,732	102,194	(1,538)
South African Rand	MSC	5,383,447	9/20/2017	411,191	405,321	(5,870)
South African Rand	CITI	695,577	9/20/2017	53,000	52,370	(630)
South Korean Won	HSBC	148,853,600	8/28/2017	133,000	133,118	118
South Korean Won	MSC	536,897,800	8/21/2017	478,259	480,050	1,791
South Korean Won	DB	1,391,767,625	8/14/2017 - 9/27/2017	1,231,107	1,244,715	13,608
South Korean Won	BNP	298,759,200	8/7/2017 - 8/31/2017	265,701	267,110	1,409
Turkish Lira	HSBC	1,806,840	9/20/2017	494,316	505,604	11,288
Turkish Lira	SB	383,471	9/20/2017	106,000	107,306	1,306
Turkish Lira	MSC	4,209,093	9/20/2017	1,170,013	1,177,821	7,808
Turkish Lira	DB	196,810	9/20/2017	53,000	55,073	2,073
Total Purchases				$34,902,509	$35,956,257	$1,053,748

Sales
Brazilian Real	MSC	10,960,030	8/2/2017 - 9/5/2017	$3,381,669	$3,502,135	($120,466)
Brazilian Real	CITI	598,690	8/2/2017	184,000	191,989	(7,989)
Brazilian Real	BOA	338,814	8/2/2017	105,000	108,652	(3,652)
Chilean Peso	CSFB	69,513,740	8/21/2017	106,000	106,959	(959)
Chilean Peso	UBS	69,560,728	8/30/2017	106,102	107,023	(921)
Chilean Peso	BNP	96,542,201	8/30/2017	144,583	148,536	(3,953)
Chilean Peso	BOA	35,141,650	8/30/2017	53,000	54,067	(1,067)
Chilean Peso	HSBC	35,071,160	8/30/2017	53,022	53,959	(937)
Chilean Peso	DB	105,682,000	8/7/2017 - 8/30/2017	159,000	162,609	(3,609)
Chinese Yuan Offshore	JPM	3,601,346	9/20/2017	528,208	533,983	(5,775)
Chinese Yuan Offshore	MSC	905,137	9/20/2017	132,000	134,208	(2,208)
Chinese Yuan Offshore	DB	1,148,207	9/20/2017	168,083	170,248	(2,165)
Chinese Yuan Offshore	HSBC	5,400,210	9/20/2017	789,000	800,707	(11,707)
Colombian Peso	DB	478,963,383	8/11/2017 - 9/14/2017	163,235	160,021	3,214
Colombian Peso	MSC	159,315,032	8/31/2017	53,000	53,174	(174)
Columbian Peso	CSFB	159,597,310	9/5/2017	53,000	53,446	(446)
Czech Republic Koruna	BNP	1,614,219	9/20/2017	70,660	73,615	(2,955)
Czech Republic Koruna	JPM	18,429,996	9/20/2017	793,645	840,483	(46,838)
Czech Republic Koruna	BOA	8,141,097	9/20/2017	357,544	371,268	(13,724)
Euro	UBS	296,942	9/20/2017	336,244	352,482	(16,238)
Euro	MSC	323,172	9/21/2017 - 11/22/2017	342,829	384,529	(41,700)
Euro	JPM	2,468,770	9/20/2017 - 1/3/2018	2,717,537	2,934,793	(217,256)
Euro	DB	2,001,057	9/20/2017	2,251,062	2,375,329	(124,267)
Euro	SB	26,462	8/2/2017	31,043	31,325	(282)
Euro	SSB	296,803	9/20/2017	326,922	352,316	(25,394)
Euro	CITI	271,271	11/21/2017	284,447	323,102	(38,655)
Euro	WBC	5,065,520	8/24/2017	5,731,745	6,004,565	(272,820)
Euro	BOA	1,077,368	9/20/2017 - 10/3/2017	1,187,707	1,279,034	(91,327)
Euro	BNP	2,054,243	9/20/2017	2,309,653	2,438,462	(128,809)
Hong Kong Dollar	UBS	1,778,562	9/29/2017	229,687	228,098	1,589
Hong Kong Dollar	HSBC	3,315,718	3/27/2018	428,340	426,454	1,886
Hong Kong Dollar	DB	854,343	3/27/2018	109,981	109,882	99
Hong Kong Dollar	CITI	14,634,681	10/3/2017 - 3/27/2018	1,890,401	1,879,486	10,915
Hong Kong Dollar	SB	6,132,797	3/27/2018 - 5/11/2018	792,168	788,774	3,394
Hungarian Forint	BNP	63,280,980	9/20/2017	232,909	247,164	(14,255)
Hungarian Forint	UBS	35,830,498	9/20/2017	131,486	139,947	(8,461)
Hungarian Forint	JPM	52,150,654	9/20/2017	192,601	203,691	(11,090)
Indian Rupee	SB	17,103,800	8/31/2017	266,000	265,504	496
Indian Rupee	DB	8,519,703	8/7/2017	131,000	132,681	(1,681)
Indian Rupee	CITI	8,509,760	8/11/2017	131,000	132,454	(1,454)
Indian Rupee	JPM	53,480,645	8/7/2017	832,772	833,665	(893)
Indonesian Rupiah	CITI	1,760,233,900	8/7/2017	131,000	132,009	(1,009)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/ Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Indonesian Rupiah	DB	3,479,239,500	8/25/2017 - 10/16/2017	$259,298	$260,772	($1,474)
Indonesian Rupiah	MSC	3,570,446,942	8/25/2017	267,008	267,237	(229)
Malaysian Ringgit	CITI	227,817	8/17/2017	52,583	53,180	(597)
Mexican Peso	HSBC	3,380,300	9/20/2017	184,000	188,329	(4,329)
Mexican Peso	JPM	11,163,181	8/25/2017 - 9/20/2017	616,065	622,412	(6,347)
Mexican Peso	RBS	5,714,475	9/20/2017	316,000	318,376	(2,376)
Mexican Peso	CITI	14,039,783	9/20/2017	769,972	782,209	(12,237)
Mexican Peso	DB	6,201,499	9/20/2017	340,000	345,508	(5,508)
Mexican Peso	BOA	4,641,149	9/20/2017	251,206	258,576	(7,370)
New Taiwan Dollar	DB	28,701,572	9/29/2017 - 10/20/2017	950,892	953,805	(2,913)
New Taiwan Dollar	SB	26,373,944	8/17/2017 - 8/28/2017	864,858	874,269	(9,411)
New Taiwan Dollar	CITI	9,655,884	8/7/2017	319,731	319,899	(168)
New Taiwan Dollar	MSC	5,517,980	9/5/2017 - 9/29/2017	183,009	183,111	(102)
New Taiwan Dollar	UBS	15,271,718	10/20/2017	506,390	507,693	(1,303)
New Taiwan Dollar	JPM	11,763,593	8/30/2017	391,012	390,208	804
New Taiwan Dollar	BNP	16,392,184	8/7/2017 - 10/20/2017	537,285	544,489	(7,204)
New Taiwan Dollar	HSBC	1,610,935	8/21/2017	53,000	53,410	(410)
Philippines Peso	JPM	13,413,419	9/5/2017	265,080	265,691	(611)
Polish Zloty	JPM	474,139	9/20/2017	126,546	131,912	(5,366)
Polish Zloty	UBS	1,239,086	9/20/2017	330,437	344,726	(14,289)
Polish Zloty	BNP	1,851,349	9/20/2017	494,266	515,072	(20,806)
Polish Zloty	BOA	1,966,958	9/20/2017	524,642	547,236	(22,594)
Polish Zloty	DB	1,168,701	9/20/2017	318,909	325,150	(6,241)
Russian Ruble	MSC	13,268,931	9/14/2017	220,261	220,389	(128)
Singapore Dollar	BOA	526,470	9/20/2017	381,477	388,912	(7,435)
Singapore Dollar	WBC	176,252	9/20/2017	127,435	130,200	(2,765)
Singapore Dollar	BNP	180,395	9/20/2017	131,000	133,260	(2,260)
Singapore Dollar	HSBC	363,820	9/20/2017	263,000	268,759	(5,759)
South African Rand	UBS	703,337	9/20/2017	53,000	52,954	46
South African Rand	CITI	704,257	9/20/2017	52,000	53,024	(1,024)
South African Rand	MSC	1,390,424	9/20/2017	105,000	104,685	315
South African Rand	SB	4,777,016	9/20/2017	366,037	359,663	6,374
South African Rand	SSB	698,471	9/20/2017	53,000	52,588	412
South Korean Won	BNP	469,032,067	9/27/2017	412,114	419,682	(7,568)
South Korean Won	DB	260,476,109	8/25/2017 - 8/28/2017	232,785	232,929	(144)
South Korean Won	MSC	550,996,031	8/21/2017 - 9/27/2017	482,787	492,883	(10,096)
South Korean Won	HSBC	625,039,762	8/14/2017 - 9/5/2017	552,185	558,801	(6,616)
South Korean Won	SB	150,110,400	8/17/2017	132,000	134,202	(2,202)
South Korean Won	JPM	451,107,880	8/7/2017 - 8/14/2017	392,000	403,243	(11,243)
Turkish Lira	DB	473,759	9/20/2017	131,362	132,570	(1,208)
Turkish Lira	HSBC	1,132,946	9/20/2017	310,208	317,030	(6,822)
Turkish Lira	RBS	479,709	9/20/2017	131,000	134,236	(3,236)
Turkish Lira	MSC	2,647,710	9/20/2017	735,946	743,323	(7,377)
Turkish Lira	SB	1,519,911	9/20/2017	421,000	425,313	(4,313)
Total Sales				$43,027,071	$44,434,744	($1,407,673)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($353,925)

Counterparty

BOA	-	Bank of America
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at July 31, 2017	Value July 31, 2017	Income Earned November 1, 2016 - July 31, 2017
Cash Management Trust- Collateral Investment	$2,547,690	$13,802,278	$16,349,968	–	$–	$2,410
Core Short-Term Reserve	8,289,014	143,890,927	140,062,723	1,211,722	12,117,218	95,753
Total Value and Income Earned	$10,836,704				$12,117,218	$98,163

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

LARGE CAP STOCK FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (86.0%)	Value
Consumer Discretionary (12.8%)
60,185	Amazon.com, Inc.[a]	$59,449,539
71,200	Bandai Namco Holdings, Inc.	2,475,150
73,741	Barratt Developments plc	598,903
29,859	Bellway plc	1,257,324
100,535	Berkeley Group Holdings plc	4,636,515
160,400	Bridgestone Corporation	6,748,272
8,438	Cie Generale des Etablissements Michelin	1,142,806
918,852	Comcast Corporation	37,167,563
136,700	Denso Corporation	6,565,077
188,256	Eutelsat Communications	5,094,985
658,415	Harvey Norman Holdings, Ltd.[b]	2,302,179
101,200	Haseko Corporation	1,267,088
310,600	Honda Motor Company, Ltd.	8,694,268
199,200	Inchcape plc	2,111,599
14,982	Ipsos SA	517,348
35,062	JM AB	1,230,645
198,380	Lowe’s Companies, Inc.	15,354,612
178,012	Marks and Spencer Group plc	756,572
15,807	Nexity SA	847,820
26,575	Next plc	1,385,235
53,700	Nikon Corporation	946,181
9,527	Priceline Group, Inc.[a]	19,325,519
7,520	Publicis Groupe SA	568,634
122,380	Restaurant Brands International, Inc.	7,291,400
7,900	RTL Group SA	614,587
48,403	SES SA	1,138,637
166,900	Singapore Press Holdings, Ltd.	358,329
171,203	SSP Group plc	1,150,886
119,267	Starbucks Corporation	6,438,033
92,900	Subaru Corporation	3,351,560
152,100	Sumitomo Forestry Company, Ltd.	2,328,275
119,400	Sumitomo Rubber Industries, Ltd.	2,070,418
7,000	Swatch Group AG	539,168
29,000	Toyoda Gosei Company, Ltd.	684,242
43,800	TV Asahi Holdings Corporation	796,433
167,573	Walt Disney Company	18,421,300
107,491	Wolters Kluwer NV	4,780,478
49,900	Yokohama Rubber Company, Ltd.	1,004,871

	Total	231,412,451

Consumer Staples (2.4%)
417,617	Coca-Cola Amatil, Ltd.	2,749,981
98,178	Coca-Cola HBC AG	2,968,223
149,766	CVS Health Corporation	11,970,796
13,720	Ebro Foods SA	328,407
64,810	Grieg Seafood ASA	532,052
15,181	Henkel AG & Company KGaA	1,909,902
8,979	Imperial Brands plc	369,785
10,800	Kesko Oyj	546,090
62,500	Kewpie Corporation	1,572,099
63,425	Kimberly-Clark Corporation	7,811,423
37,400	Kirin Holdings Company, Ltd.	823,689
100	Lindt & Spruengli AG	569,316
15,665	SalMar ASA	407,265
19,500	Seven & I Holdings Company, Ltd.	785,941
32,500	Suedzucker AG	693,658
163,002	Svenska Cellulosa AB SCA	1,349,638
133,850	Tate & Lyle plc	1,186,870
122,206	Unilever plc	6,969,746
408,000	Want Want China Holdings, Ltd.	275,539

	Total	43,820,420

Energy (6.0%)
62,070	Anadarko Petroleum Corporation	2,834,737
2,932,193	BP plc	17,222,982

Shares	Common Stock (86.0%)	Value
Energy (6.0%) - continued
168,277	Chevron Corporation	$18,374,166
108,548	EQT Corporation	6,914,507
289,281	Halliburton Company	12,277,086
200,659	John Wood Group plc	1,619,430
116,009	OMV AG	6,571,558
374,720	Petrofac, Ltd.	2,214,134
37,472	Pioneer Natural Resources Company	6,111,683
163,878	Repsol SA	2,744,603
102,869	Royal Dutch Shell plc	2,910,144
36,465	Royal Dutch Shell plc, Class A	1,029,823
238,536	Royal Dutch Shell plc, Class B	6,795,348
65,686	Statoil ASA	1,234,508
43,342	TGS Nopec Geophysical Company ASA	915,931
104,037	Total SA	5,290,649
3,154,821	Weatherford International plc[a]	14,070,502

	Total	109,131,791

Financials (17.0%)
78,779	Aareal Bank AG	3,285,743
96,293	ABN AMRO Group NVc	2,721,736
25,286	ASX, Ltd.	1,057,602
229,466	Australia & New Zealand Banking Group, Ltd.	5,440,446
728,703	Aviva plc	5,179,643
649,326	Banco Bilbao Vizcaya Argentaria SA	5,874,877
765,746	Bank of America Corporation	18,469,794
127,507	Bank of Nova Scotia	7,943,428
238,931	Bankia, SA	1,207,632
400,952	Blackstone Group, LP	13,411,844
111,000	Chiba Bank, Ltd.	796,365
89,958	Chubb, Ltd.	13,175,249
55,569	CI Financial Corporation[b]	1,210,551
477,951	Citigroup, Inc.	32,715,746
40,578	Close Brothers Group plc	825,071
195,117	CNP Assurances	4,710,435
63,400	Concordia Financial Group, Ltd.	319,707
72,511	Danske Bank AS	2,936,528
40,600	DBS Group Holdings, Ltd.	647,717
602,586	Direct Line Insurance Group plc	2,978,043
64,500	Erste Group Bank AG	2,671,896
737,856	FlexiGroup, Ltd.[b]	1,139,631
963,000	Fukuoka Financial Group, Inc.	4,439,752
46,636	Genworth MI Canada, Inc.[b]	1,360,458
143,795	Goldman Sachs Group, Inc.	32,401,327
43,317	Hannover Rueckversicherung SE	5,467,397
29,500	Hokuhoku Financial Group, Inc.	479,565
1,249,547	HSBC Holdings plc	12,514,103
78,436	ING Groep NV	1,465,480
27,152	Intact Financial Corporation	2,109,221
113,009	Interactive Brokers Group, Inc.	4,526,010
288,269	Intercontinental Exchange, Inc.	19,230,425
216,888	Invesco, Ltd.	7,541,196
30,252	Macquarie Group, Ltd.	2,076,905
1,249,479	Mapfre SA	4,654,070
208,604	MetLife, Inc.	11,473,220
146,900	Mitsubishi UFJ Financial Group, Inc.	931,950
1,713,900	Mizuho Financial Group, Inc.	3,047,958
24,900	MS and AD Insurance Group Holdings, Inc.	873,357
5,104	Muenchener Rueckversicherungs- Gesellschaft AG	1,096,332
83,731	National Bank of Canada	3,771,001
191,487	Nordea Bank AB	2,416,161
633,253	Old Mutual plc	1,642,458
26,947	Pargesa Holding SA	2,150,493

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

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Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (86.0%)	Value
Financials (17.0%) - continued
253,453	Poste Italiane SPA[c]	$1,865,724
82,597	Power Corporation of Canada	2,008,695
299,000	Resona Holdings, Inc.	1,540,347
51,230	Schroders plc	2,327,991
319,300	Senshu Ikeda Holdings, Inc.	1,322,652
88,739	Societe Generale	5,203,170
140,269	State Street Corporation	13,077,279
208,600	Sumitomo Mitsui Trust Holdings, Inc.	7,660,432
71,671	Swiss Re AG	6,909,963
318,589	Synchrony Financial	9,659,619
16,876	TMX Group, Ltd.	894,729
12,461	Vienna Insurance Group AG Wiener Versicherung Gruppe	375,112
616	Zurich Insurance Group AG	187,744

	Total	307,421,980

Health Care (9.8%)
119,689	Alexion Pharmaceuticals, Inc.[a]	16,438,087
32,636	Ansell, Ltd.	573,421
39,655	Biogen, Inc.[a]	11,483,692
114,985	CAE, Inc.	1,948,773
83,601	Celgene Corporation[a]	11,320,411
81,263	CIGNA Corporation	14,104,006
79,584	Express Scripts Holding Company[a]	4,985,142
278,434	GlaxoSmithKline plc ADR	11,282,146
3,906	Le Noble Age SA	231,149
297,068	Merck & Company, Inc.	18,976,704
77,118	Merck KGaA	8,462,263
221,806	Novartis AG	18,892,943
135,056	Novo Nordisk AS	5,743,858
608,505	Pfizer, Inc.	20,178,026
104,945	UnitedHealth Group, Inc.	20,129,500
99,578	Zimmer Biomet Holdings, Inc.	12,080,803

	Total	176,830,924

Industrials (11.1%)
953	A P Moller - Maersk AS, Class A	1,990,367
1,614	A P Moller - Maersk AS, Class B	3,523,105
93,621	Adecco SA	7,142,628
53,600	Asahi Glass Company, Ltd.	2,255,996
113,111	Boeing Company	27,424,893
467,500	CK Hutchison Holdings, Ltd.	6,151,891
358,000	ComfortDelGro Corporation, Ltd	609,965
272,245	CSX Corporation	13,432,568
119,556	Cummins, Inc.	20,073,452
49,000	Dai Nippon Printing Company, Ltd.	540,477
392,652	Delta Air Lines, Inc.	19,381,303
42,857	Deutsche Lufthansa AG	920,352
110,176	Finning International, Inc.	2,217,217
37,700	Fuji Machine Manufacturing Company, Ltd.	613,372
338,127	GWA Group, Ltd.	877,124
26,500	Hitachi Transport System, Ltd.	609,967
2,741	Hochtief AG	489,250
42,800	Inaba Denki Sangyo Company, Ltd.	1,685,787
575,800	ITOCHU Corporation	9,029,416
22,888	Jardine Matheson Holdings, Ltd.	1,460,483
141,900	KITZ Corporation	1,269,775
42,333	KONE Oyj	2,205,006
34,011	Koninklijke Boskalis Westminster NV	1,216,456
18,423	Loomis AB	684,548
93,500	Marubeni Corporation	619,576
234,536	Meggitt plc	1,556,678
84,000	MIRAIT Holdings Corporation	984,865
24,000	Mitsubishi Heavy Industries, Ltd.	95,420
65,000	Mitsuboshi Belting, Ltd.	743,611

Shares	Common Stock (86.0%)	Value
Industrials (11.1%) - continued
82,885	Monadelphous Group, Ltd.	$1,011,160
131,393	National Express Group plc	631,560
92,000	Nippon Express Company, Ltd.	587,495
108,600	Nitto Kogyo Corporation	1,759,004
180,496	Norfolk Southern Corporation	20,320,240
40,052	Northgate plc	228,130
37,843	Philips Lighting NVc	1,438,206
54,800	RELX NV	1,151,038
1,061	Rolls-Royce Holdings plc	12,432
93,000	Ryobi, Ltd.	439,809
55,900	Sanwa Holdings Corporation	605,320
8,949	Schindler Holding AG, Participation Certificate	1,929,982
3,132	SFS Group AGa	356,296
55,937	Siemens AG	7,590,719
31,335	Skanska AB	712,039
288,357	SKF AB	5,731,430
93,400	Smiths Group plc	1,891,806
713,300	Sojitz Corporation	1,796,853
17,360	Spirax-Sarco Engineering plc	1,274,111
12,796	Sulzer, Ltd.	1,435,820
91,700	Teijin, Ltd.	1,838,528
43,400	Toppan Forms Company, Ltd.	451,252
69,193	United Parcel Service, Inc.	7,631,296
75,364	Vinci SA	6,748,548
28,862	Wolseley plc	1,723,290
24,005	WSP Global, Inc.	974,448
92,246	YIT Oyj	783,359
20,200	Yuasa Trading Company, Ltd.	647,217

	Total	201,506,936

Information Technology (16.1%)
41,366	Alphabet, Inc., Class Aa	39,111,553
35,105	Alphabet, Inc., Class Ca	32,665,203
3,559	Alten SA	307,258
474,481	Apple, Inc.	70,569,559
4,100	Azbil Corporation	161,957
7,572	BKW FMB Energie	431,463
58,500	Canon, Inc.	2,035,264
85,781	Cap Gemini SA	9,338,906
35,200	Capital Power Corporation	694,824
351,603	Cisco Systems, Inc.	11,057,914
248,563	Cognizant Technology Solutions Corporation	17,230,387
186,229	Facebook, Inc.[a]	31,519,258
129,700	FUJIFILM Holdings NPV	4,767,560
223,500	Konica Minolta Holdings, Inc.	1,851,295
395,437	Microsoft Corporation	28,748,270
56,500	NEC Networks & System Integration Corporation	1,234,454
110,699	PayPal Holdings, Inc.[a]	6,481,427
9,600	Ryosan Company, Ltd.	375,469
166,667	Salesforce.com, Inc.[a]	15,133,364
31,690	Seagate Technology plc	1,044,502
16,943	SMA Solar Technology AG	614,451
17,321	Software AG	757,326
8,800	Tokyo Electron, Ltd.	1,237,612
141,771	Visa, Inc.	14,114,721

	Total	291,483,997

Materials (5.4%)
30,600	Adeka Corporation	469,746
42,316	APERAM	2,056,687
525,947	BHP Billiton, Ltd.	10,953,592
81,179	BillerudKorsnas AB	1,283,633
339,508	BlueScope Steel, Ltd.	3,576,562

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

LARGE CAP STOCK FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (86.0%)	Value
Materials (5.4%) - continued
245,600	Daicel Corporation	$3,192,337
270,000	DOWA Holdings Company, Ltd.	2,179,807
164,589	Eastman Chemical Company	13,687,221
153,261	Evonik Industries AG	5,219,681
110,548	Granges AB	1,221,976
47,300	JSR Corporation	833,521
219,100	Kuraray Company, Ltd.	4,259,617
124,900	Kyoei Steel, Ltd.	1,927,543
248,400	Mitsubishi Chemical Holdings Corporation	2,079,670
6,500	Nippon Shokubai Company, Ltd.	425,237
708,682	Norsk Hydro ASA	4,572,803
76,054	Nufarm, Ltd.	514,847
428,000	Oji Holdings Corporation	2,194,981
34,045	Orora, Ltd.	75,173
25,000	Rengo Company, Ltd.	141,918
19,059	Rio Tinto, Ltd.	1,004,705
49,639	Solvay SA	7,117,274
15,800	Sumitomo Seika Chemicals Company, Ltd.	794,382
75,000	Toagosei Company, Ltd.	904,653
296,003	UPM-Kymmene Oyj	8,058,096
227,759	Westrock Company	13,077,922
18,900	Yamato Kogyo Company, Ltd.	529,774
118,172	Yara International ASA	4,696,890

	Total	97,050,248

Real Estate (1.1%)
85,464	Cominar Real Estate Investment Trust	900,739
5,300	Daito Trust Construction Company, Ltd.	895,825
562,300	DEXUS Property Group	4,222,355
150,823	H&R Real Estate Investment Trust	2,552,529
632,000	Hysan Development Company, Ltd.	3,056,189
937,966	New World Development Company, Ltd.	1,266,674
198,000	Road King Infrastructure, Ltd.	260,454
924,824	Stockland	3,109,488
161,000	Sun Hung Kai Properties, Ltd.	2,491,035
99,000	Wheelock and Company, Ltd.	746,014
458,600	Wing Tai Holdings, Ltd.	690,135

	Total	20,191,437

Telecommunications Services (1.2%)
88,863	Freenet AG	2,999,546
326,306	Inmarsat plc	3,339,477
1,391,702	KCOM Group plc	1,684,725
135,700	Nippon Telegraph & Telephone Corporation	6,640,915
1,649,744	PCCW, Ltd.	927,780
51,746	Proximus SA	1,819,630
175,623	TDC AS	1,083,691
142,300	Telefonica Deutschland Holding AG	735,085
92,502	Telenor ASA	1,846,668

	Total	21,077,517

Utilities (3.1%)
31,422	ATCO, Ltd.	1,169,677
30,163	Canadian Utilities, Ltd.	957,329
1,728,733	Centrica plc	4,528,714
212,900	Chubu Electric Power Company, Inc.	2,797,497
39,200	Electric Power Development Company, Ltd.	993,234
1,115,980	Electricidade de Portugal SA	3,962,214
4,687	Elia System Operator SA	274,870

Shares	Common Stock (86.0%)	Value
Utilities (3.1%) - continued
75,103	Endesa SA	$1,777,933
983,000	Osaka Gas Company, Ltd.	3,937,036
501,233	PG&E Corporation	33,928,462
386,960	Redes Energeticas Nacionais SGPS SA	1,253,939
24,217	Verbund AG	479,036

	Total	56,059,941

	Total Common Stock (cost $1,129,429,536)	1,555,987,642

Shares	Preferred Stock (0.6%)	Value
Consumer Staples (0.6%)
	Henkel AG & Company KGaA,
75,070	1.470%	10,633,483

	Total	10,633,483

	Total Preferred Stock (cost $10,275,600)	10,633,483

Shares	Registered Investment Companies (0.1%)	Value
Equity Funds/Exchange Traded Funds (<0.1%)
31,940	iShares MSCI EAFE Index Fund	2,137,744

	Total	2,137,744

	Total Registered Investment Companies (cost $2,120,075)	2,137,744

Shares	Collateral Held for Securities Loaned (0.3%)	Value
5,418,500	Thrivent Cash Management Trust	5,418,500

	Total Collateral Held for Securities Loaned (cost $5,418,500)	5,418,500

Shares or Principal Amount	Short-Term Investments (13.3%)[d]	Value
	Federal Home Loan Bank Discount Notes
2,300,000	1.020%, 8/1/2017	2,300,000
10,735,000	0.999%, 8/2/2017	10,734,699
17,740,000	1.019%, 8/4/2017	17,738,528
1,000,000	1.020%, 8/8/2017	999,806
16,100,000	0.988%, 8/9/2017	16,096,426
3,425,000	1.017%, 8/10/2017	3,424,144
19,460,000	0.968%, 8/11/2017[e]	19,454,590
7,540,000	1.011%, 8/16/2017	7,536,856
2,890,000	1.035%, 8/17/2017	2,888,717
2,000,000	1.020%, 8/18/2017	1,999,056
11,050,000	0.977%, 8/23/2017[e]	11,043,248
4,900,000	1.020%, 8/24/2017	4,896,869
2,700,000	1.020%, 8/25/2017	2,698,199
100,000	1.030%, 8/30/2017	99,919
8,580,000	1.025%, 9/1/2017[e]	8,572,535
2,300,000	1.029%, 9/5/2017	2,297,741
10,550,000	1.025%, 9/6/2017	10,539,345
7,200,000	1.024%, 9/8/2017	7,192,325
5,450,000	1.027%, 9/13/2017	5,443,427
2,900,000	1.020%, 9/15/2017	2,896,337
6,000,000	1.025%, 9/20/2017	5,991,582
3,800,000	1.035%, 9/22/2017	3,794,456
4,000,000	1.040%, 9/29/2017	3,993,380
3,000,000	1.054%, 10/11/2017[e]	2,993,787

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

LARGE CAP STOCK FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (13.3%)[d]	Value
	Thrivent Core Short-Term Reserve Fund
8,595,663	1.280%	$85,956,632

	Total Short-Term Investments (cost $241,581,684)	241,582,604

	Total Investments (cost $1,388,825,395) 100.3%	$1,815,759,973

	Other Assets and Liabilities, Net (0.3%)	(5,789,558)

	Total Net Assets 100.0%	$1,809,970,415

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2017, the value of these investments was $6,025,666 or 0.3% of total net assets.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Fund as of July 31, 2017:

Securities Lending Transactions

Common Stock	$5,144,800

Total lending	$5,144,800
Gross amount payable upon return of collateral for securities loaned	$5,418,500

Net amounts due to counterparty	$273,700

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$443,291,361
Gross unrealized depreciation	(16,356,783)

Net unrealized appreciation (depreciation)	$426,934,578
Cost for federal income tax purposes	$1,388,825,395

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

LARGE CAP STOCK FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	231,412,451	163,447,966	67,964,485	–
Consumer Staples	43,820,420	19,782,219	24,038,201	–
Energy	109,131,791	60,582,681	48,549,110	–
Financials	307,421,980	175,681,709	131,740,271	–
Health Care	176,830,924	140,978,517	35,852,407	–
Industrials	201,506,936	108,263,752	93,243,184	–
Information Technology	291,483,997	267,676,158	23,807,839	–
Materials	97,050,248	26,765,143	70,285,105	–
Real Estate	20,191,437	–	20,191,437	–
Telecommunications Services	21,077,517	–	21,077,517	–
Utilities	56,059,941	33,928,462	22,131,479	–
Preferred Stock
Consumer Staples	10,633,483	–	10,633,483	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	2,137,744	2,137,744	–	–
Short-Term Investments	155,625,972	–	155,625,972	–
Subtotal Investments in Securities	$1,724,384,841	$999,244,351	$725,140,490	$–

Other Investments *	Total
Short-Term Investments	85,956,632
Collateral Held for Securities Loaned	5,418,500
Subtotal Other Investments	$91,375,132
Total Investments at Value	$1,815,759,973

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,970,491	1,970,491	–	–
Total Asset Derivatives	$1,970,491	$1,970,491	$–	$–

Liability Derivatives
Futures Contracts	4,190,799	4,190,799	–	–
Total Liability Derivatives	$4,190,799	$4,190,799	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Stock Fund’s futures contracts held as of July 31, 2017. Investments and/or cash totaling $12,894,932 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex Euro STOXX 50 Index	2,874	September 2017	$120,775,662	$116,968,677	($3,806,985)
Eurex Stoxx Europe 600 Index	578	September 2017	13,243,995	12,860,181	(383,814)
ICE mini MSCI EAFE Index	869	September 2017	82,274,714	84,245,205	1,970,491
Total Futures Contracts					($2,220,308)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

LARGE CAP STOCK FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at July 31, 2017	Value July 31, 2017	Income Earned November 1, 2016 - July 31, 2017
Cash Management Trust- Collateral Investment	$13,952,780	$163,069,468	$171,603,748	5,418,500	$5,418,500	$239,006
Core Short-Term Reserve	78,428,796	243,105,375	235,577,539	8,595,663	85,956,632	661,016
Total Value and Income Earned	$92,381,576				$91,375,132	$900,022

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

LARGE CAP GROWTH FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (95.9%)	Value
Consumer Discretionary (20.5%)
75,741	Amazon.com, Inc.[a]	$74,815,445
499,121	Comcast Corporation	20,189,445
162,980	Home Depot, Inc.	24,381,808
9,880	Priceline Group, Inc.[a]	20,041,580
250,642	Starbucks Corporation	13,529,655
134,740	Walt Disney Company	14,811,968

	Total	167,769,901

Consumer Staples (0.9%)
108,560	Altria Group, Inc.	7,053,143

	Total	7,053,143

Energy (1.5%)
22,600	Concho Resources, Inc.[a]	2,943,876
148,130	Halliburton Company	6,286,637
20,640	Pioneer Natural Resources Company	3,366,384

	Total	12,596,897

Financials (5.1%)
285,470	Citigroup, Inc.	19,540,421
80,835	Goldman Sachs Group, Inc.	18,214,551
101,880	Interactive Brokers Group, Inc.	4,080,294

	Total	41,835,266

Health Care (14.6%)
114,465	Alexion Pharmaceuticals, Inc.[a]	15,720,623
176,896	Celgene Corporation[a]	23,953,487
51,259	CIGNA Corporation	8,896,512
202,840	Hologic, Inc.[a]	8,967,557
158,080	Medtronic plc	13,273,978
143,109	UnitedHealth Group, Inc.	27,449,737
72,780	Zimmer Biomet Holdings, Inc.	8,829,670
200,610	Zoetis, Inc.	12,542,137

	Total	119,633,701

Industrials (6.3%)
170,597	CSX Corporation	8,417,256
109,390	Cummins, Inc.	18,366,581
147,851	Eaton Corporation plc	11,569,341
238,782	Southwest Airlines Company	13,254,789

	Total	51,607,967

Information Technology (47.0%)
88,370	Alliance Data Systems Corporation	21,335,169
43,803	Alphabet, Inc., Class Aa	41,415,737
26,318	Alphabet, Inc., Class Ca	24,488,899
266,871	Apple, Inc.	39,691,724
232,826	Cognizant Technology Solutions Corporation	16,139,498
334,540	Facebook, Inc.[a]	56,620,895
271,070	MasterCard, Inc.	34,642,746
556,632	Microsoft Corporation	40,467,146
57,033	NVIDIA Corporation	9,268,433
466,811	PayPal Holdings, Inc.[a]	27,331,784
330,773	Salesforce.com, Inc.[a]	30,034,188
432,230	Visa, Inc.	43,032,819

	Total	384,469,038

	Total Common Stock (cost $540,410,229)	784,965,913

Shares	Registered Investment Companies (0.2%)	Value
Equity Funds/Exchange Traded Funds (0.2%)
37,520	SPDR S&P Bank ETF	$1,626,117

	Total	1,626,117

	Total Registered Investment Companies (cost $1,704,128)	1,626,117

Shares or Principal Amount	Short-Term Investments (3.6%)[b]	Value
	Federal Home Loan Bank Discount Notes
300,000	0.970%, 8/9/2017	299,933
	Thrivent Core Short-Term Reserve Fund
2,947,742	1.280%	29,477,419

	Total Short-Term Investments (cost $29,777,355)	29,777,352

	Total Investments (cost $571,891,712) 99.7%	$816,369,382

	Other Assets and Liabilities, Net 0.3%	2,595,159

	Total Net Assets 100.0%	$818,964,541

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$250,403,812
Gross unrealized depreciation	(5,926,142)

Net unrealized appreciation (depreciation)	$244,477,670
Cost for federal income tax purposes	$571,891,712

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

158

LARGE CAP GROWTH FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	167,769,901	167,769,901	–	–
Consumer Staples	7,053,143	7,053,143	–	–
Energy	12,596,897	12,596,897	–	–
Financials	41,835,266	41,835,266	–	–
Health Care	119,633,701	119,633,701	–	–
Industrials	51,607,967	51,607,967	–	–
Information Technology	384,469,038	384,469,038	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	1,626,117	1,626,117	–	–
Short-Term Investments	299,933	–	299,933	–
Subtotal Investments in Securities	$786,891,963	$786,592,030	$299,933	$–

Other Investments *	Total
Short-Term Investments	29,477,419
Subtotal Other Investments	$29,477,419
Total Investments at Value	$816,369,382

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at July 31, 2017	Value July 31, 2017	Income Earned November 1, 2016 - July 31, 2017
Cash Management Trust- Collateral Investment	$–	$9,724,735	$9,724,735	–	$–	$647
Core Short-Term Reserve	32,090,142	134,891,309	137,504,031	2,947,742	29,477,419	224,172
Total Value and Income Earned	$32,090,142				$29,477,419	$224,819

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

LARGE CAP VALUE FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (96.6%)	Value
Consumer Discretionary (9.4%)
766,200	Comcast Corporation	$30,992,790
109,514	Delphi Automotive plc	9,902,256
360,239	Harley-Davidson, Inc.[a]	17,532,832
281,581	Lowe’s Companies, Inc.	21,794,370
105,086	Scripps Networks Interactive, Inc.	9,185,567

	Total	89,407,815

Consumer Staples (4.3%)
265,390	CVS Health Corporation	21,212,623
56,100	Kimberly-Clark Corporation	6,909,276
163,063	Wal-Mart Stores, Inc.	13,043,409

	Total	41,165,308

Energy (9.7%)
139,900	Anadarko Petroleum Corporation	6,389,233
274,459	Chevron Corporation	29,968,178
254,000	Devon Energy Corporation	8,460,740
123,832	EQT Corporation	7,888,099
184,750	Halliburton Company	7,840,790
1,289,961	Marathon Oil Corporation	15,776,223
49,500	Pioneer Natural Resources Company	8,073,450
1,659,950	Weatherford International plc[b]	7,403,377

	Total	91,800,090

Financials (27.1%)
133,000	American International Group, Inc.	8,704,850
1,530,510	Bank of America Corporation	36,915,901
316,850	Blackstone Group, LP	10,598,633
108,000	Capital One Financial Corporation	9,307,440
73,117	Chubb, Ltd.	10,708,716
609,690	Citigroup, Inc.	41,733,280
217,300	Comerica, Inc.	15,712,963
722,153	Fifth Third Bancorp	19,281,485
92,750	Goldman Sachs Group, Inc.	20,899,358
144,150	Intercontinental Exchange, Inc.	9,616,247
359,760	Invesco, Ltd.	12,508,855
408,120	MetLife, Inc.	22,446,600
139,300	State Street Corporation	12,986,939
544,050	Synchrony Financial	16,495,596
204,120	Zions Bancorporation	9,250,718

	Total	257,167,581

Health Care (11.6%)
57,750	Biogen, Inc.[b]	16,723,822
156,027	Express Scripts Holding Company[b]	9,773,531
221,000	GlaxoSmithKline plc ADR	8,954,920
172,433	Medtronic plc	14,479,199
444,160	Merck & Company, Inc.	28,372,941
397,100	Pfizer, Inc.	13,167,836
94,553	UnitedHealth Group, Inc.	18,136,211

	Total	109,608,460

Industrials (10.0%)
59,400	Boeing Company	14,402,124
232,050	CSX Corporation	11,449,347
162,750	Delta Air Lines, Inc.	8,033,340
115,953	Honeywell International, Inc.	15,783,522
122,400	Ingersoll-Rand plc	10,756,512
97,500	Norfolk Southern Corporation	10,976,550
152,700	United Parcel Service, Inc.	16,841,283
56,700	United Technologies Corporation	6,722,919

	Total	94,965,597

Information Technology (16.1%)
14,800	Alphabet, Inc.[b]	13,771,400
140,750	Apple, Inc.	20,933,748

Shares	Common Stock (96.6%)	Value
Information Technology (16.1%) - continued
1,180,730	Cisco Systems, Inc.	$37,133,958
530,731	Microsoft Corporation	38,584,144
495,250	Oracle Corporation	24,727,832
212,800	Texas Instruments, Inc.	17,317,664

	Total	152,468,746

Materials (3.4%)
252,350	CF Industries Holdings, Inc.	7,406,472
140,686	Eastman Chemical Company	11,699,448
225,700	Westrock Company	12,959,694

	Total	32,065,614

Telecommunications Services (2.0%)
395,999	Verizon Communications, Inc.	19,166,352

	Total	19,166,352

Utilities (3.0%)
425,790	PG&E Corporation	28,821,725

	Total	28,821,725

	Total Common Stock (cost $654,695,058)	916,637,288

Shares	Collateral Held for Securities Loaned (1.9%)	Value
17,960,000	Thrivent Cash Management Trust	17,960,000

	Total Collateral Held for Securities Loaned (cost $17,960,000)	17,960,000

Shares or Principal Amount	Short-Term Investments (2.6%)[c]	Value
	Thrivent Core Short-Term Reserve Fund
2,507,862	1.280%	25,078,624

	Total Short-Term Investments (cost $25,078,623)	25,078,624

	Total Investments (cost $697,733,681) 101.1%	$959,675,912

	Other Assets and Liabilities, Net (1.1%)	(10,797,408)

	Total Net Assets 100.0%	$948,878,504

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of July 31, 2017:

Securities Lending Transactions

Common Stock	$17,482,264

Total lending	$17,482,264
Gross amount payable upon return of collateral for securities loaned	$17,960,000

Net amounts due to counterparty	$477,736

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

160

LARGE CAP VALUE FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$278,201,312
Gross unrealized depreciation	(16,259,081)

Net unrealized appreciation (depreciation)	$261,942,231
Cost for federal income tax purposes	$697,733,681

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

LARGE CAP VALUE FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	89,407,815	89,407,815	–	–
Consumer Staples	41,165,308	41,165,308	–	–
Energy	91,800,090	91,800,090	–	–
Financials	257,167,581	257,167,581	–	–
Health Care	109,608,460	109,608,460	–	–
Industrials	94,965,597	94,965,597	–	–
Information Technology	152,468,746	152,468,746	–	–
Materials	32,065,614	32,065,614	–	–
Telecommunications Services	19,166,352	19,166,352	–	–
Utilities	28,821,725	28,821,725	–	–
Subtotal Investments in Securities	$916,637,288	$916,637,288	$–	$–

Other Investments *	Total
Short-Term Investments	25,078,624
Collateral Held for Securities Loaned	17,960,000
Subtotal Other Investments	$43,038,624
Total Investments at Value	$959,675,912

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at July 31, 2017	Value July 31, 2017	Income Earned November 1, 2016 - July 31, 2017
Cash Management Trust- Collateral Investment	$5,787,975	$30,070,725	$17,898,700	17,960,000	$17,960,000	$1,481
Core Short-Term Reserve	24,714,989	56,657,531	56,293,896	2,507,862	25,078,624	182,413
Total Value and Income Earned	$30,502,964				$43,038,624	$183,894

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (80.5%)	Value
Communications Services (0.4%)
520	Rogers Communications Inc.	$27,040

	Total	27,040

Consumer Discretionary (7.4%)
700	Bandai Namco Holdings, Inc.	24,334
810	Carnival Corporation	54,092
270	Darden Restaurants, Inc.	22,648
370	Genuine Parts Company	31,424
430	Home Depot, Inc.	64,328
5,382	Kingfisher plc	20,886
1,500	Nikon Corporation	26,430
1,400	Sekisui Chemical Company, Ltd.	25,788
988	Shaw Communications, Inc.	21,999
200	SHIMAMURA Company, Ltd.	24,869
8,500	Singapore Press Holdings, Ltd.	18,249
3,500	Techtronic Industries Company, Ltd.	15,551
810	TJX Companies, Inc.	56,951
4,500	Yamada Denki Company, Ltd.	24,033
6,000	Yue Yuen Industrial Holdings, Ltd.	24,772

	Total	456,354

Consumer Staples (9.1%)
760	Altria Group, Inc.	49,377
490	Campbell Soup Company	25,887
2,248	Coca-Cola Amatil, Ltd.	14,803
1,640	Coca-Cola Company	75,178
540	Colgate-Palmolive Company	38,988
980	Conagra Brands, Inc.	33,555
440	Dr Pepper Snapple Group, Inc.	40,110
380	Hershey Company	40,018
400	Lawson, Inc.	27,231
130	McCormick & Company, Inc.	12,389
700	NH Foods, Ltd.	20,705
570	PepsiCo, Inc.	66,468
440	Sysco Corporation	23,153
398	Unilever plc	22,699
830	Wal-Mart Stores, Inc.	66,392

	Total	556,953

Energy (2.5%)
997	Caltex Australia, Ltd.	24,846
830	Exxon Mobil Corporation	66,433
700	Idemitsu Kosan Company, Ltd.	16,990
7,150	JXTG Holdings, Inc.	31,782
265	Transcanada Corporation	13,540

	Total	153,591

Financials (14.4%)
880	Aflac, Inc.	70,180
1,070	AGNC Investment Corporation	22,663
40	Alleghany Corporation[a]	24,534
810	Allstate Corporation	73,710
1,000	Annaly Capital Management, Inc.	12,030
560	Aon plc	77,375
180	Arch Capital Group, Ltd.	17,507
2,450	Bank Leumi Le-Israel BM	11,770
420	Berkshire Hathaway, Inc.[a]	73,487
510	Chubb, Ltd.	74,695
18,000	First Pacific Company, Ltd.	13,471
920	Hartford Financial Services Group, Inc.	50,600
334	Intact Financial Corporation	25,946
780	Loews Corporation	37,970
940	Marsh & McLennan Companies, Inc.	73,292
307	Pargesa Holding SA	24,500
1,560	Progressive Corporation	73,523

Shares	Common Stock (80.5%)	Value
Financials (14.4%) - continued
374	Swiss Re AG	$36,058
100	Travelers Companies, Inc.	12,809
1,140	U.S. Bancorp	60,169
300	W.R. Berkley Corporation	20,691

	Total	886,980

Health Care (12.6%)
1,250	Abbott Laboratories	61,475
4,700	Astellas Pharmaceutical, Inc.	59,857
440	CIGNA Corporation	76,367
760	Eli Lilly and Company	62,822
570	Johnson & Johnson	75,650
160	Laboratory Corporation of America Holdings[a]	25,426
820	Medtronic plc	68,855
193	Merck KGaA	21,178
500	Miraca Holdings, Inc.	22,816
1,100	Mitsubishi Tanabe Pharma Corporation	26,186
2,050	Pfizer, Inc.	67,978
254	Roche Holding AG-Genusschein	64,305
148	Sonova Holding AG	24,004
480	Stryker Corporation	70,608
170	UnitedHealth Group, Inc.	32,608
110	Zimmer Biomet Holdings, Inc.	13,345

	Total	773,480

Industrials (10.3%)
350	3M Company	70,409
210	C.H. Robinson Worldwide, Inc.	13,776
2,500	CK Hutchison Holdings, Ltd.	32,898
230	Expeditors International of Washington, Inc.	13,542
247	Fraport AG Frankfurt Airport Services Worldwide	24,734
440	Honeywell International, Inc.	59,893
305	Jardine Matheson Holdings, Ltd.	19,462
1,030	Johnson Controls International plc	40,119
1,000	Kurita Water Industries, Ltd.	28,450
250	Lockheed Martin Corporation	73,033
202	MAN AG	22,369
40	Northrop Grumman Corporation	10,525
2,100	Obayashi Corporation	25,285
410	Raytheon Company	70,426
320	Rockwell Collins, Inc.	34,090
3,400	Singapore Airlines, Ltd.	26,056
6,800	Singapore Airport Terminal Services, Ltd.	24,228
120	Union Pacific Corporation	12,355
450	Waste Management, Inc.	33,818

	Total	635,468

Information Technology (10.4%)
235	AtoS	35,728
480	CA, Inc.	14,899
2,200	Canon, Inc.	76,540
230	Check Point Software Technologies, Ltd.[a]	24,329
1,810	Cisco Systems, Inc.	56,925
580	eBay, Inc.[a]	20,724
220	Fidelity National Information Services, Inc.	20,068
210	Fiserv, Inc.[a]	26,985
370	FLIR Systems, Inc.	13,808
1,200	FUJIFILM Holdings NPV	44,110
1,700	Intel Corporation	60,299

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares	Common Stock (80.5%)	Value
Information Technology (10.4%) - continued
140	International Business Machines Corporation	$20,254
110	MasterCard, Inc.	14,058
730	Microsoft Corporation	53,071
700	Nomura Research Institute, Ltd.	26,203
1,550	Oracle Corporation	77,392
400	Otsuka Corporation	26,203
390	Synopsys, Inc.[a]	29,862

	Total	641,458

Materials (2.5%)
272	Agnico Eagle Mines, Ltd.	12,699
34	EMS-CHEMIE Holding AG	23,658
281	FUCHS PETROLUB SE	16,682
1,400	Kuraray Company, Ltd.	27,218
1,573	Newcrest Mining, Ltd.	25,559
1,210	Newmont Mining Corporation	44,976

	Total	150,792

Real Estate (2.1%)
200	Daito Trust Construction Company, Ltd.	33,805
840	Duke Realty Corporation	24,015
9,000	Hang Lung Properties, Ltd.	22,384
7,000	Kerry Properties, Ltd.	24,530
640	UDR, Inc.	25,018

	Total	129,752

Telecommunications Services (3.7%)
1,570	AT&T, Inc.	61,230
552	BCE, Inc.	25,910
18,000	HKT Trust and HKT, Ltd.	23,598
1,000	Nippon Telegraph & Telephone Corporation	48,938
38,000	PCCW, Ltd.	21,370
682	Proximus SA	23,982
701	TELUS Corporation	25,319

	Total	230,347

Utilities (5.1%)
860	American Electric Power Company, Inc.	60,664
1,800	Chubu Electric Power Company, Inc.	23,652
450	CMS Energy Corporation	20,808
1,410	PPL Corporation	54,045
720	Southern Company	34,510
4,000	Tokyo Gas Company, Ltd.	21,223
650	WEC Energy Group, Inc.	40,931
1,200	Xcel Energy, Inc.	56,772

	Total	312,605

	Total Common Stock (cost $4,750,880)	4,954,820

Shares	Preferred Stock (1.1%)	Value
Consumer Staples (1.1%)
491	Henkel AG & Company KGaA, 1.470%	69,549

	Total	69,549

	Total Preferred Stock (cost $64,834)	69,549

Shares or Principal Amount	Short-Term Investments (17.2%)[b]	Value
	Federal Home Loan Bank Discount Notes
100,000	1.030%, 8/11/2017[c]	$99,972
	Thrivent Core Short-Term Reserve Fund
95,531	1.280%	955,315

	Total Short-Term Investments (cost $1,055,286)	1,055,287

	Total Investments (cost $5,871,000) 98.8%	$6,079,656

	Other Assets and Liabilities, Net 1.2%	74,481

	Total Net Assets 100.0%	$6,154,137

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$304,701
Gross unrealized depreciation	(96,045)

Net unrealized appreciation (depreciation)	$208,656
Cost for federal income tax purposes	$5,871,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Low Volatility Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	27,040	–	27,040	–
Consumer Discretionary	456,354	229,443	226,911	–
Consumer Staples	556,953	471,515	85,438	–
Energy	153,591	66,433	87,158	–
Financials	886,980	775,235	111,745	–
Health Care	773,480	555,134	218,346	–
Industrials	635,468	431,986	203,482	–
Information Technology	641,458	432,674	208,784	–
Materials	150,792	44,976	105,816	–
Real Estate	129,752	49,033	80,719	–
Telecommunications Services	230,347	61,230	169,117	–
Utilities	312,605	267,730	44,875	–
Preferred Stock
Consumer Staples	69,549	–	69,549	–
Short-Term Investments	99,972	–	99,972	–
Subtotal Investments in Securities	$5,124,341	$3,385,389	$1,738,952	$–

Other Investments *	Total
Short-Term Investments	955,315
Subtotal Other Investments	$955,315
Total Investments at Value	$6,079,656

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	6,718	6,718	–	–
Total Asset Derivatives	$6,718	$6,718	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Low Volatility Equity Fund’s futures contracts held as of July 31, 2017. Investments and/or cash totaling $99,972 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex MSCI World Index	13	September 2017	$708,152	$714,870	$6,718
Total Futures Contracts					$6,718

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Low Volatility Equity Fund, is as follows:

Fund	Value February 28, 2017	Gross Purchases	Gross Sales	Shares Held at July 31, 2017	Value July 31, 2017	Income Earned February 28, 2017 - July 31, 2017
Core Short-Term Reserve	$–	$9,096,816	$8,141,501	95,531	$955,315	$2,187
Total Value and Income Earned	$–				$955,315	$2,187

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

HIGH YIELD FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Bank Loans (2.6%)[a]	Value
Basic Materials (0.4%)
	Contura Energy, Inc., Term Loan
$3,005,025	6.260%, 3/17/2024	$2,907,362

	Total	2,907,362

Capital Goods (0.4%)
	Cortes NP Intermediate Holding II Corporation, Term Loan
2,612,716	5.234%, 11/30/2023	2,635,577

	Total	2,635,577

Communications Services (1.1%)
	Cengage Learning Acquisitions, Term Loan
3,689,134	5.474%, 6/7/2023	3,481,178
	CenturyLink, Inc., Term Loan
1,700,000	2.750%, 1/31/2025	1,676,098
	New LightSquared, Term Loan
2,890,998	19.939%, 12/7/2020	2,800,654

	Total	7,957,930

Consumer Cyclical (0.6%)
	IMG Worldwide, Inc., Term Loan
1,833,333	8.484%, 5/6/2022	1,856,250
	Mohegan Tribal Gaming Authority, Term Loan
2,801,124	5.234%, 10/13/2023	2,833,225

	Total	4,689,475

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
950,000	8.686%, 8/23/2021	1,019,112

	Total	1,019,112

	Total Bank Loans (cost $19,098,085)	19,209,456

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
1,417,914	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[b]	1,014,972

	Total	1,014,972

Basic Materials (6.5%)
	Alcoa Nederland Holding BV
1,425,000	6.750%, 9/30/2024[c]	1,571,063
1,425,000	7.000%, 9/30/2026[c]	1,585,312
	Alpha 3 BV
1,200,000	6.250%, 2/1/2025[c]	1,236,000
	ArcelorMittal SA
1,935,000	6.000%, 3/1/2021	2,118,825
	Bluescope Steel Finance, Ltd.
2,380,000	6.500%, 5/15/2021[c]	2,510,900
	BWAY Holding Company
2,330,000	5.500%, 4/15/2024[c]	2,443,588
	Chemours Company
1,860,000	5.375%, 5/15/2027	1,959,975
	Cliffs Natural Resources, Inc.
2,795,000	5.750%, 3/1/2025[c,d]	2,725,125
	First Quantum Minerals, Ltd.
1,901,000	7.000%, 2/15/2021[c]	1,972,287
2,325,000	7.250%, 4/1/2023[c]	2,397,656

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Basic Materials (6.5%) - continued
	FMG Resources Property, Ltd.
$2,800,000	5.125%, 5/15/2024[c]	$2,912,000
	GCP Applied Technologies, Inc.
1,310,000	9.500%, 2/1/2023[c]	1,491,762
	Hexion, Inc.
1,410,000	6.625%, 4/15/2020	1,327,163
1,400,000	10.375%, 2/1/2022[c,d]	1,417,500
	Hudbay Minerals, Inc.
375,000	7.250%, 1/15/2023[c]	406,406
750,000	7.625%, 1/15/2025[c]	823,125
	INEOS Group Holdings SA
2,855,000	5.625%, 8/1/2024[c,d]	2,954,925
	Krayton Polymers, LLC
2,325,000	7.000%, 4/15/2025[c]	2,499,375
	Midwest Vanadium, Pty. Ltd.
2,925,408	11.500%, 2/15/2018*,e	51,195
	Novelis Corporation
1,430,000	6.250%, 8/15/2024[c]	1,530,100
2,030,000	5.875%, 9/30/2026[c]	2,136,575
	Peabody Securities Finance Corporation
2,820,000	6.000%, 3/31/2022[c,d]	2,876,400
	PQ Corporation
950,000	6.750%, 11/15/2022[c]	1,028,869
	Teck Resources, Ltd.
950,000	8.500%, 6/1/2024[c]	1,102,000
	Tronox Finance, LLC
2,820,000	7.500%, 3/15/2022[c,d]	2,953,950
	Versum Materials, Inc.
1,430,000	5.500%, 9/30/2024[c]	1,519,375

	Total	47,551,451

Capital Goods (9.0%)
	Abengoa Abenewco 2 SAU
1,876,636	0.250%, 9/29/2022[c]	255,692
	ABG Orphan Holdco SARL
218,080	5.000%, 2/28/2021[c]	218,734
637,844	5.000%, 2/28/2021[c]	675,477
	Advanced Disposal Services, Inc.
2,845,000	5.625%, 11/15/2024[c]	2,951,688
	AECOM
935,000	5.875%, 10/15/2024	1,020,319
1,410,000	5.125%, 3/15/2027	1,420,575
	Anixter, Inc.
2,045,000	5.125%, 10/1/2021	2,177,925
	Ardagh Packaging Finance plc
3,810,000	7.250%, 5/15/2024[c]	4,205,287
3,280,000	6.000%, 2/15/2025[c]	3,503,434
	Berry Plastics Corporation
5,630,000	5.125%, 7/15/2023	5,869,275
	Bombardier, Inc.
3,805,000	7.500%, 3/15/2025[c]	4,033,300
	Building Materials Corporation of America
3,710,000	6.000%, 10/15/2025[c]	3,978,975
	Cemex Finance, LLC
2,305,000	9.375%, 10/12/2022[c]	2,447,910
	Cemex SAB de CV
2,500,000	5.700%, 1/11/2025[c]	2,662,500
	CNH Industrial Capital, LLC
1,575,000	4.375%, 11/6/2020	1,647,844
	CNH Industrial NV
1,700,000	4.500%, 8/15/2023	1,802,000
	Covanta Holding Corporation
1,400,000	5.875%, 7/1/2025	1,361,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

HIGH YIELD FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Capital Goods (9.0%) - continued
	Eagle Materials, Inc.
$1,430,000	4.500%, 8/1/2026	$1,494,350
	Flex Acquisition Company, Inc.
1,860,000	6.875%, 1/15/2025[c]	1,953,000
	Herc Rentals, Inc.
2,690,000	7.750%, 6/1/2024[c,d]	2,918,650
	Masonite International Corporation
2,945,000	5.625%, 3/15/2023[c]	3,092,250
	Owens-Brockway Glass Container, Inc.
2,680,000	5.875%, 8/15/2023[c]	2,969,775
	Reynolds Group Issuer, Inc.
1,995,000	5.125%, 7/15/2023[c]	2,099,737
	Ritchie Bros. Auctioneers, Inc.
1,295,000	5.375%, 1/15/2025[c]	1,358,636
	Summit Materials, LLC
2,350,000	6.125%, 7/15/2023	2,461,625
470,000	5.125%, 6/1/2025[c]	482,925
	U.S. Concrete, Inc.
2,620,000	6.375%, 6/1/2024	2,796,850
	United Rentals North America, Inc.
940,000	5.500%, 7/15/2025	991,700
2,380,000	5.875%, 9/15/2026	2,561,475

	Total	65,413,408

Communications Services (15.6%)
	Altice Financing SA
1,660,000	6.625%, 2/15/2023[c]	1,758,562
2,855,000	7.500%, 5/15/2026[c]	3,165,624
	Altice Finco SA
460,000	8.125%, 1/15/2024[c]	499,100
200,000	7.625%, 2/15/2025[c,d]	214,500
	AMC Networks, Inc.
1,945,000	4.750%, 12/15/2022	2,002,377
2,400,000	5.000%, 4/1/2024	2,472,000
930,000	4.750%, 8/1/2025	938,138
	Block Communications, Inc.
2,350,000	6.875%, 2/15/2025[c]	2,549,750
	CBS Radio, Inc.
2,845,000	7.250%, 11/1/2024[c,d]	2,997,919
	CCO Holdings, LLC
4,500,000	5.875%, 4/1/2024[c]	4,833,306
	CCOH Safari, LLC
2,750,000	5.750%, 2/15/2026[c]	2,956,250
	Clear Channel Worldwide Holdings, Inc.
3,005,000	6.500%, 11/15/2022	3,113,931
	Columbus International, Inc.
4,435,000	7.375%, 3/30/2021[c]	4,734,362
	Digicel Group, Ltd.
1,540,000	8.250%, 9/30/2020[c]	1,476,475
	Digicel, Ltd.
2,780,000	6.000%, 4/15/2021*	2,702,160
	Gray Television, Inc.
3,190,000	5.875%, 7/15/2026[c]	3,301,650
	Intelsat Jackson Holdings SA
1,865,000	7.250%, 10/15/2020	1,790,400
6,575,000	5.500%, 8/1/2023	5,670,938
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022	3,082,500
	McGraw-Hill Global Education Holdings, LLC
2,855,000	7.875%, 5/15/2024[c,d]	2,740,800
	Neptune Finco Corporation
4,245,000	10.875%, 10/15/2025[c]	5,295,638

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Communications Services (15.6%) - continued
	Nexstar Escrow Corporation
$2,750,000	5.625%, 8/1/2024[c]	$2,842,813
	SFR Group SA
3,910,000	6.000%, 5/15/2022[c]	4,090,759
2,290,000	6.250%, 5/15/2024[c]	2,418,812
2,380,000	7.375%, 5/1/2026[c]	2,576,350
	Sinclair Television Group, Inc.
1,430,000	5.875%, 3/15/2026[c]	1,490,775
	Sprint Communications, Inc.
4,640,000	6.000%, 11/15/2022	4,895,200
	Sprint Corporation
13,505,000	7.625%, 2/15/2025[d]	15,226,888
	T-Mobile USA, Inc.
3,140,000	6.000%, 4/15/2024	3,375,500
	Unitymedia Hessen GmbH & Company KG
4,185,000	5.500%, 1/15/2023[c]	4,341,937
	VeriSign, Inc.
2,290,000	4.750%, 7/15/2027[c]	2,324,350
	Virgin Media Secured Finance plc
1,030,000	5.250%, 1/15/2026[c]	1,071,200
950,000	5.500%, 8/15/2026[c]	1,007,000
	Windstream Services, LLC
2,885,000	7.750%, 10/15/2020	2,776,813
	Zayo Group, LLC
3,575,000	6.375%, 5/15/2025	3,874,406
1,640,000	5.750%, 1/15/2027[c]	1,738,400
	Ziggo Bond Finance BV
1,180,000	5.875%, 1/15/2025[c]	1,221,300

	Total	113,568,883

Consumer Cyclical (12.7%)
	Allison Transmission, Inc.
3,480,000	5.000%, 10/1/2024[c]	3,601,800
	American Axle & Manufacturing, Inc.
3,732,000	6.250%, 4/1/2025[c,d]	3,718,005
	Brookfield Residential Properties, Inc.
3,570,000	6.125%, 7/1/2022[c]	3,730,650
	Choice Hotels International, Inc.
3,026,000	5.750%, 7/1/2022	3,358,860
	Cinemark USA, Inc.
4,205,000	4.875%, 6/1/2023	4,273,331
	Dana Financing Luxembourg SARL
3,575,000	6.500%, 6/1/2026[c]	3,829,719
	Dollar Tree, Inc.
1,880,000	5.750%, 3/1/2023	1,990,450
	Goodyear Tire & Rubber Company
1,900,000	5.000%, 5/31/2026	1,957,000
	Hanesbrands, Inc.
1,800,000	4.875%, 5/15/2026[c]	1,836,000
	Hertz Corporation
930,000	7.625%, 6/1/2022[c,d]	920,700
	Hilton Escrow Issuer, LLC
2,350,000	4.250%, 9/1/2024[c]	2,373,500
	KAR Auction Services, Inc.
2,330,000	5.125%, 6/1/2025[c]	2,429,025
	KB Home
1,750,000	8.000%, 3/15/2020	1,962,187
1,420,000	7.500%, 9/15/2022	1,615,250
	L Brands, Inc.
1,430,000	6.625%, 4/1/2021	1,562,275
1,640,000	5.625%, 2/15/2022	1,717,900
	Lennar Corporation
3,290,000	4.125%, 1/15/2022	3,386,627

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

HIGH YIELD FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Consumer Cyclical (12.7%) - continued
$1,270,000	4.500%, 4/30/2024	$1,320,800
1,410,000	4.750%, 5/30/2025	1,480,500
	Live Nation Entertainment, Inc.
2,935,000	4.875%, 11/1/2024[c]	3,008,375
	LKQ Corporation
3,495,000	4.750%, 5/15/2023	3,538,687
	Mattamy Group Corporation
2,820,000	6.875%, 12/15/2023[c]	2,869,350
	Mohegan Tribal Gaming Authority
2,850,000	7.875%, 10/15/2024[c,d]	3,010,313
	Prime Security Services Borrower, LLC
3,000,000	9.250%, 5/15/2023[c]	3,348,750
	RHP Hotel Properties, LP
710,000	5.000%, 4/15/2021	725,088
840,000	5.000%, 4/15/2023	865,200
	Rite Aid Corporation
2,840,000	6.125%, 4/1/2023[c,d]	2,815,150
	Scientific Games International, Inc.
2,060,000	6.625%, 5/15/2021	2,121,800
1,880,000	7.000%, 1/1/2022[c]	2,002,200
2,350,000	10.000%, 12/1/2022	2,620,250
	Seminole Indian Tribe of Florida
2,385,000	7.804%, 10/1/2020*	2,420,775
	ServiceMaster Company, LLC
2,330,000	5.125%, 11/15/2024[c]	2,394,075
	Six Flags Entertainment Corporation
3,720,000	4.875%, 7/31/2024[c]	3,785,100
	Studio City Finance, Ltd.
2,335,000	8.500%, 12/1/2020[c]	2,416,725
	Toll Brothers Finance Corporation
2,340,000	4.875%, 11/15/2025	2,439,450
	Tunica-Biloxi Gaming Authority
4,180,000	9.000%, 11/15/2015*,e	1,463,000
	West Corporation
1,610,000	5.375%, 7/15/2022[c]	1,630,286
	Yum! Brands, Inc.
1,910,000	5.250%, 6/1/2026[c]	2,024,600

	Total	92,563,753

Consumer Non-Cyclical (10.8%)
	Air Medical Merger Sub Corporation
2,810,000	6.375%, 5/15/2023[c,d]	2,697,600
	Albertsons Companies, LLC
2,380,000	6.625%, 6/15/2024[c]	2,237,200
	CHS/Community Health Systems, Inc.
2,980,000	7.125%, 7/15/2020[d]	2,881,177
1,880,000	6.875%, 2/1/2022[d]	1,600,350
4,230,000	6.250%, 3/31/2023	4,330,463
	Cott Beverages, Inc.
2,885,000	5.375%, 7/1/2022	2,993,187
	Cott Holdings, Inc.
1,862,000	5.500%, 4/1/2025[c]	1,957,428
	Endo Finance, LLC
470,000	5.875%, 10/15/2024[c,d]	486,450
	Energizer Holdings, Inc.
3,760,000	5.500%, 6/15/2025[c]	3,957,400
	Envision Healthcare Corporation
3,205,000	5.125%, 7/1/2022[c]	3,309,163
	HCA, Inc.
2,355,000	6.500%, 2/15/2020	2,572,837
4,190,000	5.875%, 3/15/2022	4,634,140
1,640,000	4.750%, 5/1/2023	1,726,100
3,295,000	5.375%, 2/1/2025	3,506,269

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Consumer Non-Cyclical (10.8%) - continued
	JBS USA, LLC
$2,750,000	5.875%, 7/15/2024[c]	$2,729,375
4,795,000	5.750%, 6/15/2025[c]	4,747,050
	Lamb Weston Holdings, Inc.
1,420,000	4.625%, 11/1/2024[c]	1,482,125
	MPH Acquisition Holdings, LLC
3,810,000	7.125%, 6/1/2024[c]	4,124,325
	Post Holdings, Inc.
1,410,000	5.500%, 3/1/2025[c]	1,487,550
2,775,000	5.000%, 8/15/2026[c]	2,847,844
	Revlon Consumer Products Corporation
1,870,000	5.750%, 2/15/2021	1,552,100
	Spectrum Brands, Inc.
1,880,000	5.750%, 7/15/2025	2,004,550
	Teleflex, Inc.
2,225,000	5.250%, 6/15/2024	2,325,125
	Tenet Healthcare Corporation
2,750,000	6.000%, 10/1/2020	2,945,937
470,000	7.500%, 1/1/2022[c,d]	507,600
	Valeant Pharmaceuticals International
2,400,000	7.250%, 7/15/2022[c,d]	2,262,000
	Valeant Pharmaceuticals International, Inc.
1,410,000	5.625%, 12/1/2021[c]	1,276,050
6,890,000	5.500%, 3/1/2023[c]	5,873,725
1,395,000	5.875%, 5/15/2023[c]	1,199,700
	VPII Escrow Corporation
2,830,000	7.500%, 7/15/2021[c]	2,748,637

	Total	79,003,457

Energy (13.4%)
	Alliance Resource Operating Partners, LP
2,330,000	7.500%, 5/1/2025[c]	2,461,063
	Antero Resources Corporation
1,415,000	5.125%, 12/1/2022	1,436,225
2,360,000	5.625%, 6/1/2023	2,419,000
	California Resources Corporation
2,820,000	8.000%, 12/15/2022[c,d]	1,801,275
	Cheniere Corpus Christi Holdings, LLC
1,800,000	7.000%, 6/30/2024	2,049,750
2,500,000	5.875%, 3/31/2025	2,709,375
	Chesapeake Energy Corporation
3,054,000	8.000%, 1/15/2025[c,d]	3,061,635
	Concho Resources, Inc.
3,045,000	4.375%, 1/15/2025	3,140,156
	Continental Resources, Inc.
3,330,000	5.000%, 9/15/2022	3,300,862
2,390,000	4.500%, 4/15/2023[d]	2,330,250
	Diamondback Energy, Inc.
1,895,000	4.750%, 11/1/2024	1,913,950
	Energy Transfer Equity, LP
3,755,000	5.500%, 6/1/2027	3,942,750
	Ensco plc
3,260,000	4.500%, 10/1/2024[d]	2,485,750
	Extraction Oil & Gas, Inc.
930,000	7.375%, 5/15/2024[c,f]	959,063
	Holly Energy Partners, LP
835,000	6.000%, 8/1/2024[c]	869,444
	Hornbeck Offshore Services, Inc.
1,885,000	5.875%, 4/1/2020	1,135,712
1,410,000	5.000%, 3/1/2021	775,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

HIGH YIELD FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Energy (13.4%) - continued
	MEG Energy Corporation
$2,840,000	6.375%, 1/30/2023[c]	$2,378,500
	MPLX, LP
4,315,000	4.875%, 12/1/2024	4,636,692
	Murphy Oil Corporation
1,190,000	6.875%, 8/15/2024	1,264,375
	Noble Holding International, Ltd.
1,880,000	7.750%, 1/15/2024[d]	1,496,202
	ONEOK, Inc.
2,325,000	7.500%, 9/1/2023	2,815,110
	PBF Holding Company, LLC
1,860,000	7.250%, 6/15/2025[c]	1,822,800
	Precision Drilling Corporation
1,315,402	6.625%, 11/15/2020	1,302,247
940,000	6.500%, 12/15/2021	923,550
1,060,000	7.750%, 12/15/2023	1,065,300
1,150,000	5.250%, 11/15/2024	1,032,125
	Range Resources Corporation
3,820,000	5.000%, 3/15/2023[c]	3,772,250
	Rice Energy, Inc.
3,895,000	6.250%, 5/1/2022	4,070,275
940,000	7.250%, 5/1/2023	1,009,325
	Rowan Companies, Inc.
3,025,000	4.875%, 6/1/2022[d]	2,866,187
	Sabine Pass Liquefaction, LLC
1,915,000	5.625%, 3/1/2025	2,130,363
2,380,000	5.875%, 6/30/2026	2,679,463
	Sunoco, LP
2,335,000	5.500%, 8/1/2020	2,393,375
1,170,000	6.375%, 4/1/2023	1,231,425
	Tesoro Corporation
4,000,000	4.750%, 12/15/2023[c]	4,315,367
	Tesoro Logistics, LP
2,100,000	5.500%, 10/15/2019	2,207,625
1,870,000	6.250%, 10/15/2022	1,986,875
	Ultra Resources, Inc.
1,400,000	6.875%, 4/15/2022[c]	1,442,000
930,000	7.125%, 4/15/2025[c,d]	948,368
	Weatherford International, Ltd.
1,905,000	7.750%, 6/15/2021	1,952,625
2,145,000	4.500%, 4/15/2022	1,973,400
	Williams Companies, Inc.
2,325,000	4.550%, 6/24/2024	2,409,281
	WPX Energy, Inc.
1,910,000	7.500%, 8/1/2020	2,043,700
2,330,000	8.250%, 8/1/2023	2,563,000

	Total	97,523,565

Financials (9.3%)
	Aircastle, Ltd.
2,128,000	5.000%, 4/1/2023	2,264,192
671,000	4.125%, 5/1/2024	688,614
	Ally Financial, Inc.
5,630,000	4.125%, 3/30/2020	5,798,900
2,120,000	4.125%, 2/13/2022	2,180,950
	ASP AMC Merger Sub, Inc.
4,800,000	8.000%, 5/15/2025[c]	4,758,000
	Centene Escrow Corporation
4,060,000	6.125%, 2/15/2024	4,415,250
	CIT Group, Inc.
3,205,000	3.875%, 2/19/2019	3,281,119
	Credit Agricole SA
935,000	6.625%, 9/23/2019[c,g]	981,226
	CyrusOne, LP
1,630,000	5.000%, 3/15/2024[c]	1,695,200

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Financials (9.3%) - continued
	Drawbridge Special Opportunities Fund, LP
$3,215,000	5.000%, 8/1/2021[c]	$3,263,318
	Grinding Media, Inc.
3,380,000	7.375%, 12/15/2023[c]	3,641,950
	HSBC Holdings plc
960,000	6.875%, 6/1/2021[g]	1,052,832
	Icahn Enterprises, LP
3,625,000	6.000%, 8/1/2020	3,724,687
3,290,000	6.250%, 2/1/2022	3,424,693
	ILFC E-Capital Trust II
1,605,000	4.590%, 12/21/2065[c,h]	1,548,023
	Jefferies Finance, LLC
2,350,000	7.375%, 4/1/2020*	2,414,625
	Lloyds Banking Group plc
1,860,000	6.657%, 5/21/2037[c,g]	2,125,050
	MPT Operating Partnership, LP
1,052,000	6.375%, 2/15/2022	1,086,190
2,640,000	5.500%, 5/1/2024	2,778,600
	Orchestra Borrower, LLC
1,400,000	6.750%, 6/15/2022[c]	1,470,000
	Park Aerospace Holdings, Ltd.
3,725,000	5.250%, 8/15/2022[c]	3,790,188
	Quicken Loans, Inc.
5,145,000	5.750%, 5/1/2025[c]	5,382,956
	Royal Bank of Scotland Group plc
2,560,000	7.500%, 8/10/2020[g]	2,704,000
	VEREIT Operating Partnership, LP
3,556,000	4.875%, 6/1/2026	3,800,578

	Total	68,271,141

Foreign Government (0.4%)
	Argentina Government International Bond
2,820,000	6.875%, 1/26/2027	2,897,550

	Total	2,897,550

Technology (6.5%)
	Alliance Data Systems Corporation
6,120,000	5.375%, 8/1/2022[c]	6,196,500
	Brocade Communications Systems, Inc.
3,410,000	4.625%, 1/15/2023	3,499,512
	CommScope Technologies Finance, LLC
4,225,000	6.000%, 6/15/2025[c]	4,541,875
	Diamond Finance Corporation
950,000	5.875%, 6/15/2021[c]	996,313
1,430,000	7.125%, 6/15/2024[c,d]	1,591,401
	Equinix, Inc.
2,815,000	5.750%, 1/1/2025	3,026,125
970,000	5.875%, 1/15/2026	1,062,150
	First Data Corporation
3,000,000	5.375%, 8/15/2023[c]	3,138,750
1,690,000	7.000%, 12/1/2023[c]	1,823,088
	Harland Clarke Holdings Corporation
1,880,000	8.375%, 8/15/2022[c]	2,011,600
	Inception Merger Sub, Inc.
3,760,000	8.625%, 11/15/2024[c,d]	4,060,800
	Micron Technology, Inc.
4,270,000	5.250%, 8/1/2023[c]	4,455,480
	Plantronics, Inc.
2,110,000	5.500%, 5/31/2023[c]	2,207,588
	Sensata Technologies BV
4,130,000	4.875%, 10/15/2023[c]	4,274,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

HIGH YIELD FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (91.1%)	Value
Technology (6.5%) - continued
	SS&C Technologies Holdings, Inc.
$1,410,000	5.875%, 7/15/2023	$1,498,125
	Western Digital Corporation
2,800,000	10.500%, 4/1/2024	3,314,500

	Total	47,698,357

Transportation (2.7%)
	American Airlines Pass Through Trust
2,670,604	5.600%, 7/15/2020[c]	2,784,105
	Dynagas LNG Partners, LP
1,870,000	6.250%, 10/30/2019	1,851,300
	Eletson Holdings, Inc.
1,830,000	9.625%, 1/15/2022*	1,500,600
	Navios Maritime Holdings, Inc.
2,030,000	8.125%, 2/15/2019	1,849,837
1,605,000	8.125%, 11/15/2021[c]	1,384,312
	Navios South American Logistics, Inc.
1,600,000	7.250%, 5/1/2022[c,d]	1,558,000
	Teekay Offshore Partners, LP
3,210,000	6.000%, 7/30/2019	3,121,725
	XPO Logistics, Inc.
4,290,000	6.500%, 6/15/2022[c]	4,456,238
1,430,000	6.125%, 9/1/2023[c]	1,487,200

	Total	19,993,317

Utilities (4.1%)
	Calpine Corporation
4,660,000	5.375%, 1/15/2023[d]	4,526,025
	Consolidated Energy Finance SA
2,330,000	6.875%, 6/15/2025[c]	2,446,500
	Covanta Holding Corporation
1,650,000	6.375%, 10/1/2022	1,691,250
	Dynegy, Inc.
2,330,000	7.375%, 11/1/2022[d]	2,362,038
2,095,000	7.625%, 11/1/2024[d]	2,074,050
	Electricite de France SA
2,500,000	5.250%, 1/29/2023[c,g]	2,584,375
	NGPL Pipeco, LLC
1,630,000	4.875%, 8/15/2027[c,f]	1,678,900
	NRG Energy, Inc.
1,860,000	6.625%, 3/15/2023	1,922,775
1,400,000	6.250%, 5/1/2024[d]	1,452,500
2,820,000	7.250%, 5/15/2026	2,982,150
	Regency Energy Partners, LP
3,950,000	5.500%, 4/15/2023	4,068,500
	Tesoro Logistics, LP
2,000,000	5.250%, 1/15/2025	2,140,000

	Total	29,929,063

	Total Long-Term Fixed Income (cost $646,021,939)	665,428,917

Shares	Preferred Stock (1.1%)	Value
Consumer Non-Cyclical (0.2%)
36,650	CHS, Inc., 7.100%[g]	1,084,840

	Total	1,084,840

Financials (0.9%)
52,669	Citigroup, Inc., 6.875%[g]	1,578,490
47,000	Federal National Mortgage Association, 0.000%[g,i]	319,600
74,979	Goldman Sachs Group, Inc., 5.500%[g]	2,082,917
16,984	Morgan Stanley, 6.875%[g]	500,518

Shares	Preferred Stock (1.1%)	Value
Financials (0.9%) - continued
17,280	PNC Financial Services Group, Inc.,
	6.125%[g]	$502,330
1,440	Wells Fargo & Company, Convertible,
	7.500%[g]	1,911,600

	Total	6,895,455

	Total Preferred Stock (cost $7,419,636)	7,980,295

Shares	Registered Investment Companies (0.5%)	Value
Equity Funds/Exchange Traded Funds (0.5%)
25,604	Energy Select Sector SPDR Fund	1,705,738
53,000	SPDR S&P Oil & Gas Exploration & Production ETF[d]	1,723,560

	Total	3,429,298

	Total Registered Investment Companies (cost $3,360,650)	3,429,298

Shares	Common Stock (<0.1%)	Value
Consumer Discretionary (<0.1%)
36,330	TVMAX Holdings, Inc.[i,j]	3

	Total	3

Industrials (<0.1%)
917,195	Abengoa SA, Class Ai	32,573
9,178,073	Abengoa SA, Class Bi	119,515

	Total	152,088

	Total Common Stock (cost $2,483,415)	152,091

Shares	Collateral Held for Securities Loaned (11.5%)	Value
83,668,683	Thrivent Cash Management Trust	83,668,683

	Total Collateral Held for Securities Loaned (cost $83,668,683)	83,668,683

Shares or Principal Amount	Short-Term Investments (4.2%)[k]	Value
	Thrivent Core Short-Term Reserve Fund
3,087,343	1.280%	30,873,430

	Total Short-Term Investments (cost $30,873,430)	30,873,430

	Total Investments (cost $792,925,838) 111.0%	$810,742,170

	Other Assets and Liabilities, Net (11.0%)	(80,400,346)

	Total Net Assets 100.0%	$730,341,824

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2017.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

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Schedule of Investments as of July 31, 2017

(unaudited)

c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2017, the value of these investments was $347,390,691 or 47.6% of total net assets.
d	All or a portion of the security is on loan.
e	Defaulted security. Interest is not being accrued.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2017.
i	Non-income producing security.
j	Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the Notes to Financial Statements.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High Yield Fund as of July 31, 2017 was $10,552,355 or 1.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2017.

Security	Acquisition Date	Cost
Digicel, Ltd., 4/15/2021	3/19/2013	$2,780,000
Eletson Holdings, Inc., 1/15/2022	12/12/2013	1,804,691
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,350,000
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	2,773,674
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	2,296,557
Tunica-Biloxi Gaming Authority, 11/15/2017	11/8/2005	4,182,396

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of July 31, 2017:

Securities Lending Transactions

Common Stock	$1,723,560
Taxable Debt Security	78,372,624

Total lending	$80,096,184
Gross amount payable upon return of collateral for securities loaned	$83,668,683

Net amounts due to counterparty	$3,572,499

Definitions:

ETF	-	Exchange Traded Fund
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$32,474,528
Gross unrealized depreciation	(14,658,196)

Net unrealized appreciation (depreciation)	$17,816,332
Cost for federal income tax purposes	$792,925,838

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

HIGH YIELD FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,907,362	–	–	2,907,362
Capital Goods	2,635,577	–	2,635,577	–
Communications Services	7,957,930	–	7,957,930	–
Consumer Cyclical	4,689,475	–	2,833,225	1,856,250
Energy	1,019,112	–	1,019,112	–
Long-Term Fixed Income
Asset-Backed Securities	1,014,972	–	1,014,972	–
Basic Materials	47,551,451	–	47,551,451	–
Capital Goods	65,413,408	–	65,413,408	–
Communications Services	113,568,883	–	113,568,883	–
Consumer Cyclical	92,563,753	–	92,563,753	–
Consumer Non-Cyclical	79,003,457	–	79,003,457	–
Energy	97,523,565	–	97,523,565	–
Financials	68,271,141	–	68,271,141	–
Foreign Government	2,897,550	–	2,897,550	–
Technology	47,698,357	–	47,698,357	–
Transportation	19,993,317	–	19,993,317	–
Utilities	29,929,063	–	29,929,063	–
Preferred Stock
Consumer Non-Cyclical	1,084,840	1,084,840	–	–
Financials	6,895,455	6,895,455	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	3,429,298	3,429,298	–	–
Common Stock
Consumer Discretionary	3	–	–	3
Industrials	152,088	–	152,088	–
Subtotal Investments in Securities	$696,200,057	$11,409,593	$680,026,849	$4,763,615

Other Investments *	Total
Short-Term Investments	30,873,430
Collateral Held for Securities Loaned	83,668,683
Subtotal Other Investments	$114,542,113
Total Investments at Value	$810,742,170

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at July 31, 2017	Value July 31, 2017	Income Earned November 1, 2016 - July 31, 2017
Cash Management Trust- Collateral Investment	$66,352,314	$233,442,198	$216,125,829	83,668,683	$83,668,683	$358,959
Core Short-Term Reserve	35,953,868	148,194,609	153,275,047	3,087,343	30,873,430	147,431
Total Value and Income Earned	$102,306,182				$114,542,113	$506,390

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

INCOME FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Bank Loans (2.6%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$149,625	5.234%, 3/7/2024	$150,785
	Contura Energy, Inc., Term Loan
136,150	6.260%, 3/17/2024	131,725
	Ineos Finance, LLC, Term Loan
537,300	4.007%, 3/31/2022	540,083
	Tronox Pigments BV, Term Loan
446,512	4.796%, 3/19/2020	449,700

	Total	1,272,293

Capital Goods (0.3%)
	Advanced Disposal Services, Inc., Term Loan
665,022	3.944%, 11/10/2023	670,116
	Berry Plastics Corporation, Term Loan
235,000	3.474%, 2/8/2020	235,931
85,000	3.474%, 1/6/2021	85,222
314,212	3.724%, 1/19/2024	315,391
	Cortes NP Intermediate Holding II Corporation, Term Loan
520,000	5.234%, 11/30/2023	524,550
	Sterigenics-Nordion Holdings, LLC, Term Loan
801,242	4.234%, 5/15/2022	800,905

	Total	2,632,115

Communications Services (0.8%)
	Altice Financing SA, Term Loan
139,650	4.054%, 7/15/2025	139,894
	Beasley Broadcast Group, Inc., Term Loan
166,038	7.234%, 11/1/2023	167,698
	Cengage Learning Acquisitions, Term Loan
493,005	5.474%, 6/7/2023	465,214
	Coral-US Co-Borrower, LLC, Term Loan
390,000	4.734%, 11/19/2024	390,109
	Hargray Merger Subsidiary Corporation, Term Loan
110,000	4.234%, 3/24/2024	110,275
	Intelsat Jackson Holdings SA, Term Loan
141,101	4.000%, 6/30/2019	140,630
	Level 3 Financing, Inc., Term Loan
515,000	3.479%, 2/22/2024	517,014
	LTS Buyer, LLC, Term Loan
920,816	4.546%, 4/13/2020	924,039
	McGraw-Hill Global Education Holdings, LLC, Term Loan
717,750	5.234%, 5/4/2022	707,766
	NEP/NCP Holdco, Inc., Term Loan
329,152	4.484%, 7/21/2022	328,329
	Sable International Finance, Ltd., Term Loan
230,000	0.000%, 1/31/2025[b,c]	230,065
	SFR Group SA, Term Loan
129,675	4.061%, 6/22/2025	129,351
	Sprint Communications, Inc., Term Loan
628,425	3.750%, 2/2/2024	630,467
	TNS, Inc., Term Loan
428,316	5.240%, 2/15/2020	430,457

Principal Amount	Bank Loans (2.6%)[a]	Value
Communications Services (0.8%) - continued
	Univision Communications, Inc., Term Loan
$895,122	3.984%, 3/15/2024	$891,515
	WideOpenWest Finance, LLC, Term Loan
410,000	4.476%, 8/6/2023	409,935

	Total	6,612,758

Consumer Cyclical (0.4%)
	Amaya Holdings BV, Term Loan
921,200	4.796%, 8/1/2021	925,005
	Burlington Coat Factory Warehouse Corporation, Term Loan
723,862	3.980%, 7/29/2021	727,033
	Mohegan Tribal Gaming Authority, Term Loan
423,025	5.234%, 10/13/2023[b,c]	427,872
	Scientific Games International, Inc., Term Loan
713,212	5.233%, 10/1/2021	713,883
585,000	0.000%, 8/14/2024[b,c]	585,731

	Total	3,379,524

Consumer Non-Cyclical (0.5%)
	Air Medical Group Holdings, Inc., Term Loan
560,000	5.228%, 4/28/2022	556,153
	Albertson’s, LLC, Term Loan
184,346	4.293%, 12/21/2022	184,033
334,354	4.251%, 6/22/2023	333,889
	CHS/Community Health Systems, Inc., Term Loan
294,228	4.213%, 1/27/2021	293,657
	JBS USA LUX SA, Term Loan
513,712	3.804%, 10/30/2022	509,058
	MPH Acquisition Holdings, LLC, Term Loan
274,131	4.296%, 6/7/2023	276,050
	Ortho-Clinical Diagnostics, Inc., Term Loan
423,452	5.046%, 6/30/2021	424,904
	Revlon Consumer Products Corporation, Term Loan
189,523	4.734%, 9/7/2023	170,938
	Valeant Pharmaceuticals International, Inc., Term Loan
1,125,727	5.980%, 4/1/2022	1,146,576

	Total	3,895,258

Energy (0.1%)
	Houston Fuel Oil Terminal, LLC, Term Loan
281,991	4.800%, 8/19/2021	281,286
	McJunkin Red Man Corporation, Term Loan
187,710	5.234%, 11/9/2019	189,117

	Total	470,403

Financials (<0.1%)
	ASP AMC Merger Sub, Inc., Term Loan
408,128	4.796%, 4/13/2024	406,597

	Total	406,597

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

INCOME FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Bank Loans (2.6%)[a]	Value
Technology (0.3%)
	First Data Corporation, Term Loan
$655,000	3.727%, 4/26/2024	$658,511
	Harland Clarke Holdings Corporation, Term Loan
383,467	7.296%, 12/31/2021	386,535
	ON Semiconductor Corporation, Term Loan
83,420	3.484%, 3/31/2023	83,711
	Rackspace Hosting, Inc., Term Loan
260,000	4.172%, 11/3/2023	261,560
	Syniverse Holdings, Inc., Term Loan
337,254	4.311%, 4/23/2019	324,607
	Western Digital Corporation, Term Loan
452,725	3.983%, 4/29/2023	455,745
	Xerox Business Services, LLC, Term Loan
254,361	5.234%, 12/7/2023	257,286

	Total	2,427,955

Transportation (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
460,000	5.734%, 5/18/2023	461,150
	XPO Logistics, Inc., Term Loan
260,000	3.554%, 10/30/2021	260,853

	Total	722,003

	Total Bank Loans (cost $21,681,229)	21,818,906

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Asset-Backed Securities (2.1%)
	Babson CLO, Ltd.
1,750,000	2.454%, 10/17/2026, Ser. 2014-IIA, Class AR*,d	1,750,067
	Carlyle Global Market Strategies CLO, Ltd.
1,400,000	2.504%, 10/15/2026, Ser. 2014-4A, Class A1R*,d	1,402,353
	Cent CLO 22, Ltd.
1,800,000	2.589%, 11/7/2026, Ser. 2014-22A, Class A1R*,d	1,801,708
	Delta Air Lines, Inc.
980,560	4.250%, 7/30/2023	1,009,977
	Dryden 34 Senior Loan Fund CLO
1,750,000	2.464%, 10/15/2026, Ser. 2014-34A, Class AR*,d	1,752,887
	First Horizon ABS Trust
127,942	1.392%, 10/25/2034, Ser. 2006-HE1, Class Ad,e	125,477
	GMAC Mortgage Corporation Loan Trust
510,902	1.732%, 8/25/2035, Ser. 2005-HE1, Class A2[d,e]	501,368
901,139	1.412%, 12/25/2036, Ser. 2006-HE4, Class A1[d,e]	880,354
	IndyMac Seconds Asset-Backed Trust
853,409	1.572%, 10/25/2036, Ser. 2006-2B, Class Ad,e	540,600
	Magnetite XII, Ltd.
1,800,000	2.634%, 4/15/2027, Ser. 2015-12A, Class AR*,d	1,809,432

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Asset-Backed Securities (2.1%) - continued
	OHA Loan Funding, LLC
$1,750,000	2.457%, 10/20/2026, Ser. 2014-1A, Class A1R*,d	$1,750,070
	Renaissance Home Equity Loan Trust
1,240,675	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[f]	888,101
	Shackleton, Ltd.
1,800,000	2.674%, 4/15/2027, Ser. 2015-7A, Class AR*,d	1,800,065
	Symphony CLO XV, Ltd.
1,800,000	2.484%, 10/17/2026, Ser. 2014-15A, Class AR*,d	1,804,444

	Total	17,816,903

Basic Materials (3.2%)
	Agrium, Inc.
1,080,000	3.375%, 3/15/2025	1,082,502
	Anglo American plc
720,000	3.625%, 5/14/2020[g]	738,000
	Barrick Gold Corporation
1,062,000	4.100%, 5/1/2023	1,150,544
	Cliffs Natural Resources, Inc.
290,000	5.750%, 3/1/2025[g]	282,750
	Dow Chemical Company
1,430,000	4.250%, 11/15/2020	1,519,602
1,080,000	3.000%, 11/15/2022	1,106,868
	First Quantum Minerals, Ltd.
720,000	7.000%, 2/15/2021[g]	747,000
	FMG Resources Property, Ltd.
720,000	5.125%, 5/15/2024[g]	748,800
	Freeport-McMoRan, Inc.
1,325,000	3.875%, 3/15/2023[h]	1,283,594
	Georgia-Pacific, LLC
2,220,000	3.163%, 11/15/2021[g]	2,278,071
	Glencore Funding, LLC
1,820,000	4.125%, 5/30/2023[g]	1,895,645
1,620,000	4.000%, 3/27/2027[g]	1,629,607
	International Paper Company
1,260,000	3.000%, 2/15/2027	1,226,091
1,810,000	4.800%, 6/15/2044	1,935,869
	Kinross Gold Corporation
1,080,000	5.950%, 3/15/2024	1,177,200
	LyondellBasell Industries NV
600,000	6.000%, 11/15/2021	681,049
730,000	5.750%, 4/15/2024	842,032
	Sherwin-Williams Company
900,000	3.450%, 6/1/2027	917,006
	Vale Overseas, Ltd.
720,000	4.375%, 1/11/2022	743,040
1,080,000	6.250%, 8/10/2026	1,200,420
	Westlake Chemical Corporation
1,800,000	3.600%, 8/15/2026	1,809,367
	Weyerhaeuser Company
1,430,000	7.375%, 3/15/2032	1,981,665

	Total	26,976,722

Capital Goods (2.5%)
	AECOM
770,000	5.875%, 10/15/2024	840,263
	BAE Systems plc
1,030,000	4.750%, 10/11/2021[g]	1,117,894
	Bombardier, Inc.
720,000	7.500%, 3/15/2025[g]	763,200
	Embraer Netherlands Finance BV
1,080,000	5.400%, 2/1/2027	1,137,240

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

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Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Capital Goods (2.5%) - continued
	General Electric Capital Corporation
$1,800,000	2.246%, 3/15/2023[d]	$1,843,051
	General Electric Company
1,440,000	1.551%, 5/5/2026[d]	1,408,031
	Johnson Controls International plc
1,850,000	5.250%, 12/1/2041	2,097,304
	L3 Technologies, Inc.
1,440,000	4.750%, 7/15/2020	1,543,412
720,000	4.950%, 2/15/2021	776,156
450,000	3.850%, 12/15/2026	468,782
	Republic Services, Inc.
1,830,000	3.550%, 6/1/2022	1,914,222
	Roper Technologies, Inc.
1,080,000	3.125%, 11/15/2022	1,104,013
1,260,000	3.800%, 12/15/2026	1,299,415
	Textron, Inc.
720,000	4.300%, 3/1/2024	765,932
370,000	3.875%, 3/1/2025	384,013
1,440,000	3.650%, 3/15/2027	1,462,934
	United Rentals North America, Inc.
750,000	5.500%, 7/15/2025	791,250
	Waste Management, Inc.
1,360,000	4.100%, 3/1/2045	1,420,139

	Total	21,137,251

Collateralized Mortgage Obligations (0.5%)
	CitiMortgage Alternative Loan Trust
758,193	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	660,570
	Countrywide Alternative Loan Trust
989,864	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	951,593
	Wachovia Mortgage Loan Trust, LLC
638,595	3.534%, 5/20/2036, Ser. 2006-A, Class 2A1	571,204
	WaMu Mortgage Pass Through Certificates
671,398	1.522%, 10/25/2045, Ser. 2005-AR13, Class A1A1[d]	666,175
	Washington Mutual Mortgage Pass Through Certificates Trust
1,676,928	1.526%, 2/25/2047, Ser. 2007-OA3, Class 2Ad	1,283,329

	Total	4,132,871

Communications Services (9.1%)
	21st Century Fox America, Inc.
1,100,000	7.625%, 11/30/202[8]	1,444,168
	America Movil SAB de CV
1,080,000	3.125%, 7/16/2022	1,110,589
	American Tower Corporation
3,000,000	3.450%, 9/15/2021	3,115,080
1,440,000	3.125%, 1/15/2027	1,388,998
	AT&T, Inc.
1,815,000	3.800%, 3/15/2022	1,899,209
1,460,000	3.600%, 2/17/2023	1,510,204
1,810,000	4.450%, 4/1/2024	1,924,857
760,000	3.400%, 5/15/2025	748,862
2,880,000	4.250%, 3/1/2027	2,962,244
1,250,000	4.900%, 8/14/2037[c]	1,244,317
1,810,000	4.300%, 12/15/2042	1,664,239
1,800,000	4.750%, 5/15/2046	1,731,020
1,800,000	5.450%, 3/1/2047	1,905,035
	CBS Corporation
720,000	2.900%, 1/15/2027	687,880

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Communications Services (9.1%) - continued
$720,000	3.375%, 2/15/2028	$707,215
	CCO Holdings, LLC
720,000	5.500%, 5/1/2026[g]	765,229
	Charter Communications Operating, LLC
2,630,000	4.464%, 7/23/2022	2,813,269
1,080,000	3.750%, 2/15/2028[g]	1,054,404
1,880,000	6.484%, 10/23/2045	2,219,107
	Columbus International, Inc.
1,090,000	7.375%, 3/30/2021[g]	1,163,575
	Comcast Corporation
2,260,000	3.375%, 8/15/2025	2,336,402
1,300,000	6.400%, 5/15/203[8]	1,750,134
	Cox Communications, Inc.
1,970,000	3.850%, 2/1/2025[g,h]	1,993,782
1,080,000	8.375%, 3/1/2039[g]	1,480,848
	Crown Castle International Corporation
540,000	3.400%, 2/15/2021	557,634
2,340,000	5.250%, 1/15/2023	2,613,761
1,550,000	4.450%, 2/15/2026	1,653,765
	Hughes Satellite Systems Corporation
778,000	6.500%, 6/15/2019	837,322
	Level 3 Financing, Inc.
720,000	5.125%, 5/1/2023	748,800
	Omnicom Group, Inc.
2,380,000	4.450%, 8/15/2020	2,540,781
560,000	3.650%, 11/1/2024	578,601
	S&P Global, Inc.
1,080,000	2.950%, 1/22/2027	1,046,100
	Scripps Networks Interactive, Inc.
1,890,000	3.500%, 6/15/2022	1,933,461
	SES Global Americas Holdings GP
1,820,000	2.500%, 3/25/2019[g]	1,818,475
	SFR Group SA
1,080,000	6.000%, 5/15/2022[g]	1,129,928
	Sprint Communications, Inc.
710,000	7.000%, 3/1/2020[g]	775,675
	Sprint Corporation
540,000	7.125%, 6/15/2024	591,975
	Telefonica Emisiones SAU
1,800,000	4.103%, 3/8/2027	1,880,554
	Time Warner Cable, Inc.
2,200,000	4.125%, 2/15/2021	2,300,467
	Time Warner Entertainment Company, LP
2,380,000	8.375%, 3/15/2023	2,981,466
	Time Warner, Inc.
790,000	4.750%, 3/29/2021	853,756
	Verizon Communications, Inc.
1,661,000	2.946%, 3/15/2022	1,677,946
1,260,000	3.500%, 11/1/2024	1,271,533
1,080,000	5.250%, 3/16/2037	1,151,742
2,170,000	4.862%, 8/21/2046	2,132,199
2,747,000	4.522%, 9/15/2048	2,555,842
	Vodafone Group plc
1,090,000	2.500%, 9/26/2022	1,097,194
730,000	4.375%, 2/19/2043	738,829
	Zayo Group, LLC
720,000	5.750%, 1/15/2027[g]	763,200

	Total	75,851,673

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

INCOME FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Consumer Cyclical (4.3%)
	Cinemark USA, Inc.
$360,000	4.875%, 6/1/2023	$365,850
	CVS Health Corporation
1,310,000	2.750%, 12/1/2022	1,322,002
1,130,000	4.750%, 12/1/2022	1,239,598
900,000	3.875%, 7/20/2025	944,096
1,880,000	5.125%, 7/20/2045	2,160,641
	Dana, Inc.
720,000	6.000%, 9/15/2023	753,300
	Dollar Tree, Inc.
770,000	5.750%, 3/1/2023	815,237
	Ford Motor Credit Company, LLC
800,000	2.597%, 11/4/2019	807,560
1,425,000	4.250%, 9/20/2022	1,506,041
1,150,000	3.096%, 5/4/2023	1,140,821
1,490,000	3.664%, 9/8/2024	1,495,151
1,280,000	4.134%, 8/4/2025	1,311,794
	General Motors Company
770,000	5.000%, 4/1/2035	785,079
	General Motors Financial Company, Inc.
1,900,000	3.450%, 4/10/2022	1,936,909
2,170,000	3.700%, 5/9/2023	2,214,845
1,490,000	4.000%, 1/15/2025	1,504,967
	Home Depot, Inc.
540,000	2.125%, 9/15/2026	507,521
1,820,000	4.250%, 4/1/2046	1,943,847
	Hyundai Capital America
2,150,000	2.450%, 6/15/2021[g]	2,132,735
	Hyundai Capital Services, Inc.
1,080,000	3.000%, 3/6/2022[g]	1,079,711
	L Brands, Inc.
740,000	5.625%, 2/15/2022	775,150
	Lennar Corporation
1,120,000	4.500%, 11/15/2019	1,161,776
	Live Nation Entertainment, Inc.
720,000	4.875%, 11/1/2024[g]	738,000
	MGM Resorts International
760,000	6.000%, 3/15/2023	841,700
	Scientific Games International, Inc.
720,000	7.000%, 1/1/2022[g]	766,800
	Toll Brothers Finance Corporation
670,000	6.750%, 11/1/2019	728,625
540,000	4.375%, 4/15/2023	563,625
720,000	4.875%, 3/15/2027	747,000
	Visa, Inc.
1,640,000	3.150%, 12/14/2025	1,679,198
	Wyndham Worldwide Corporation
1,080,000	4.500%, 4/1/2027	1,121,917
	ZF North America Capital, Inc.
770,000	4.500%, 4/29/2022[g]	808,500

	Total	35,899,996

Consumer Non-Cyclical (9.8%)
	Abbott Laboratories
2,880,000	3.750%, 11/30/2026	2,969,528
810,000	4.750%, 11/30/2036	882,702
1,080,000	4.900%, 11/30/2046	1,193,734
	AbbVie, Inc.
2,540,000	3.200%, 5/14/2026	2,540,152
	Actavis Funding SCS
1,445,000	3.850%, 6/15/2024	1,518,556
1,440,000	3.800%, 3/15/2025	1,500,407
	Altria Group, Inc.
900,000	2.625%, 9/16/2026	869,108

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Consumer Non-Cyclical (9.8%) - continued
	Amgen, Inc.
$1,080,000	4.400%, 5/1/2045	$1,135,220
	Anheuser-Busch InBev Finance, Inc.
1,430,000	3.300%, 2/1/2023	1,483,737
2,530,000	3.650%, 2/1/2026	2,616,485
1,790,000	4.700%, 2/1/2036	1,981,297
1,800,000	4.900%, 2/1/2046	2,024,878
	Anheuser-Busch InBev Worldwide, Inc.
2,680,000	3.750%, 1/15/2022	2,847,275
	Becton, Dickinson and Company
1,880,000	3.125%, 11/8/2021	1,922,127
1,080,000	3.363%, 6/6/2024	1,092,218
1,080,000	3.734%, 12/15/2024	1,112,183
	Boston Scientific Corporation
1,340,000	3.375%, 5/15/2022	1,386,353
	Bunge Limited Finance Corporation
1,470,000	8.500%, 6/15/2019	1,640,336
1,080,000	3.500%, 11/24/2020	1,111,120
	Cardinal Health, Inc.
720,000	3.079%, 6/15/2024	730,252
	Celgene Corporation
1,090,000	3.250%, 8/15/2022	1,126,624
	Constellation Brands, Inc.
1,440,000	4.250%, 5/1/2023	1,547,418
360,000	3.500%, 5/9/2027	364,701
	Express Scripts Holding Company
2,190,000	4.500%, 2/25/2026	2,333,863
1,080,000	3.400%, 3/1/2027	1,064,483
1,450,000	4.800%, 7/15/2046	1,515,473
	Forest Laboratories, Inc.
1,450,000	5.000%, 12/15/2021[g]	1,592,283
	H. J. Heinz Company
1,880,000	3.500%, 7/15/2022	1,951,976
1,140,000	5.200%, 7/15/2045	1,237,789
	HCA, Inc.
1,080,000	4.750%, 5/1/2023	1,136,700
	Heineken NV
1,080,000	3.500%, 1/29/2028[g]	1,108,300
	Imperial Tobacco Finance plc
1,310,000	3.750%, 7/21/2022[g]	1,373,852
	JBS USA, LLC
730,000	7.250%, 6/1/2021[g]	741,862
	Kraft Foods Group, Inc.
2,110,000	3.500%, 6/6/2022	2,190,155
	Kraft Heinz Foods Company
720,000	3.000%, 6/1/2026	693,621
	Kroger Company
1,800,000	2.650%, 10/15/2026[h]	1,669,756
	Laboratory Corporation of America Holdings
750,000	3.200%, 2/1/2022	768,262
	Mylan, Inc.
1,080,000	3.125%, 1/15/2023[g]	1,080,280
	Newell Rubbermaid, Inc.
1,550,000	3.850%, 4/1/2023	1,643,228
	Pernod Ricard SA
2,370,000	5.750%, 4/7/2021[g]	2,648,698
1,090,000	4.450%, 1/15/2022[g]	1,176,610
	Reckitt Benckiser Treasury Services plc
720,000	2.750%, 6/26/2024[g]	717,671
900,000	3.000%, 6/26/2027[g]	894,424
	Reynolds American, Inc.
940,000	5.850%, 8/15/2045	1,143,760

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

INCOME FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Consumer Non-Cyclical (9.8%) - continued
	Shire Acquisitions Investments Ireland Designated Activity Company
$1,800,000	2.875%, 9/23/2023	$1,798,420
720,000	3.200%, 9/23/2026	708,801
	Teva Pharmaceutical Finance Netherlands III BV
1,710,000	2.800%, 7/21/2023	1,678,230
3,970,000	3.150%, 10/1/2026[h]	3,796,952
	Thermo Fisher Scientific, Inc.
2,170,000	3.000%, 4/15/2023	2,207,610
720,000	2.950%, 9/19/2026	706,456
	Tyson Foods, Inc.
720,000	3.550%, 6/2/2027	736,579
	Valeant Pharmaceuticals International
1,080,000	6.375%, 10/15/2020[g,h]	1,050,300
	Watson Pharmaceuticals, Inc.
1,820,000	3.250%, 10/1/2022	1,874,271
	Whirlpool Corporation
1,513,000	3.700%, 3/1/2023	1,569,321
	Zoetis, Inc.
1,810,000	3.250%, 2/1/2023	1,868,000

	Total	82,274,397

Energy (9.9%)
	Anadarko Petroleum Corporation
2,170,000	5.550%, 3/15/2026[h]	2,435,771
	Antero Resources Corporation
1,120,000	5.625%, 6/1/2023	1,148,000
	BP Capital Markets plc
1,090,000	2.750%, 5/10/2023	1,097,157
1,510,000	3.814%, 2/10/2024	1,595,700
910,000	3.119%, 5/4/2026	912,058
1,440,000	3.017%, 1/16/2027	1,414,369
	Buckeye Partners, LP
360,000	3.950%, 12/1/2026	359,447
1,100,000	5.850%, 11/15/2043	1,187,402
	Canadian Natural Resources, Ltd.
1,890,000	3.450%, 11/15/2021	1,955,024
900,000	3.850%, 6/1/2027	909,592
900,000	6.250%, 3/15/2038	1,070,618
	Cenovus Energy, Inc.
900,000	4.250%, 4/15/2027[g,h]	877,246
	Continental Resources, Inc.
1,090,000	3.800%, 6/1/2024[h]	1,008,250
	El Paso Pipeline Partners Operating Company, LLC
1,650,000	5.000%, 10/1/2021	1,781,429
720,000	4.700%, 11/1/2042	679,991
	Enbridge Energy Partners, LP
1,450,000	5.200%, 3/15/2020	1,544,476
1,080,000	7.375%, 10/15/2045	1,406,220
	Enbridge, Inc.
1,080,000	6.000%, 1/15/2077	1,144,800
900,000	3.700%, 7/15/2027	912,330
1,080,000	5.500%, 12/1/2046	1,244,931
	Encana Corporation
1,620,000	6.625%, 8/15/2037	1,917,537
900,000	6.500%, 2/1/2038	1,055,796
	Energy Transfer Equity, LP
1,130,000	5.500%, 6/1/2027	1,186,500
	Energy Transfer Partners, LP
2,520,000	4.200%, 4/15/2027[h]	2,531,615

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Energy (9.9%) - continued
	EnLink Midstream Partners, LP
$720,000	4.150%, 6/1/2025	$721,886
540,000	4.850%, 7/15/2026	568,642
	Enterprise Products Operating, LLC
1,070,000	6.650%, 4/15/2018	1,107,861
1,010,000	3.700%, 2/15/2026	1,038,406
885,000	7.034%, 1/15/2068	902,700
	Halliburton Company
1,080,000	5.000%, 11/15/2045	1,169,837
	Hess Corporation
1,080,000	5.800%, 4/1/2047	1,099,342
	Hornbeck Offshore Services, Inc.
940,000	5.000%, 3/1/2021	517,000
	Kinder Morgan, Inc.
720,000	5.000%, 2/15/2021[g]	771,080
	Magellan Midstream Partners, LP
720,000	5.000%, 3/1/2026	802,437
	Marathon Oil Corporation
1,440,000	2.800%, 11/1/2022	1,412,047
1,800,000	4.400%, 7/15/2027	1,830,240
	Marathon Petroleum Corporation
1,780,000	6.500%, 3/1/2041	2,095,683
720,000	4.750%, 9/15/2044	702,474
	MPLX, LP
1,450,000	4.875%, 6/1/2025	1,551,858
1,080,000	5.200%, 3/1/2047	1,117,413
	Nabors Industries, Inc.
360,000	5.500%, 1/15/2023[h]	342,828
	NiSource Finance Corporation
1,080,000	4.375%, 5/15/2047	1,133,207
	Noble Energy, Inc.
720,000	5.050%, 11/15/2044	747,275
	ONEOK, Inc.
1,080,000	7.500%, 9/1/2023	1,307,664
720,000	4.000%, 7/13/2027	730,048
	Petrobras Global Finance BV
1,070,000	8.375%, 5/23/2021	1,206,104
1,080,000	7.375%, 1/17/2027	1,169,640
	Petroleos Mexicanos
540,000	5.375%, 3/13/2022[g]	575,370
1,080,000	4.625%, 9/21/2023	1,111,860
	Pioneer Natural Resources Company
1,850,000	3.950%, 7/15/2022	1,948,696
	Regency Energy Partners, LP
1,810,000	5.000%, 10/1/2022	1,942,943
	Sabine Pass Liquefaction, LLC
1,090,000	5.750%, 5/15/2024	1,225,461
	Schlumberger Holdings Corporation
1,800,000	3.625%, 12/21/2022[g]	1,883,225
	Sempra Energy
1,800,000	3.250%, 6/15/2027	1,792,586
	Spectra Energy Partners, LP
1,810,000	3.375%, 10/15/2026	1,802,467
	Suncor Energy, Inc.
1,080,000	3.600%, 12/1/2024	1,111,608
	Sunoco Logistics Partners Operations, LP
1,800,000	3.450%, 1/15/2023	1,809,506
	Tesoro Corporation
1,440,000	4.750%, 12/15/2023[g]	1,553,532
	Tesoro Logistics, LP
1,120,000	5.500%, 10/15/2019	1,177,400
	TransCanada Trust
720,000	5.300%, 3/15/2077	745,200
900,000	5.875%, 8/15/2076	984,780

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

INCOME FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Energy (9.9%) - continued
	Transcontinental Gas Pipe Line Company, LLC
$1,075,000	7.850%, 2/1/2026	$1,397,657
	Williams Partners, LP
1,070,000	4.500%, 11/15/2023	1,143,709
1,620,000	3.900%, 1/15/2025	1,643,142
900,000	3.750%, 6/15/2027	900,009
	Woodside Finance, Ltd.
1,870,000	3.650%, 3/5/2025[g]	1,870,926
	WPX Energy, Inc.
720,000	6.000%, 1/15/2022	739,800

	Total	82,781,808

Financials (27.6%)
	Aegon NV
1,400,000	2.397%, 10/15/2017[d,i]	1,199,800
	AerCap Ireland Capital, Ltd.
1,800,000	5.000%, 10/1/2021	1,950,343
540,000	3.950%, 2/1/2022	563,612
	Aflac, Inc.
1,440,000	4.000%, 10/15/2046	1,425,110
	Air Lease Corporation
1,490,000	3.750%, 2/1/2022	1,556,004
740,000	4.250%, 9/15/2024	781,962
720,000	3.625%, 4/1/2027	722,262
	Allstate Corporation
1,620,000	4.200%, 12/15/2046	1,713,257
	American International Group, Inc.
1,370,000	4.500%, 7/16/2044	1,421,168
	Aon plc
1,090,000	3.875%, 12/15/2025	1,146,279
	Ares Capital Corporation
1,810,000	4.875%, 11/30/2018	1,874,869
	Associated Banc-Corporation
1,850,000	4.250%, 1/15/2025	1,902,309
	Assured Guaranty US Holdings, Inc.
1,800,000	5.000%, 7/1/2024[h]	1,938,161
	Australia & New Zealand Banking Group, Ltd.
720,000	6.750%, 6/15/2026[g,h,i]	805,649
	AXA SA
1,420,000	8.600%, 12/15/2030	2,023,500
	Banco de Brasil SA
778,000	9.000%, 6/18/2024[g,i]	806,942
	Banco Santander SA
1,000,000	6.375%, 5/19/2019[i]	1,026,520
	Bank of America Corporation
2,160,000	2.357%, 3/22/2018[d]	2,172,763
1,720,000	7.625%, 6/1/2019	1,892,222
1,630,000	2.625%, 4/19/2021	1,644,466
2,170,000	4.125%, 1/22/2024	2,310,770
1,670,000	4.200%, 8/26/2024	1,747,134
1,640,000	6.500%, 10/23/2024[i]	1,851,150
1,250,000	3.950%, 4/21/2025	1,280,603
730,000	3.875%, 8/1/2025	760,919
730,000	6.300%, 3/10/2026[i]	825,813
1,800,000	3.705%, 4/24/2028	1,822,091
1,050,000	5.875%, 2/7/2042	1,333,057
1,890,000	4.750%, 4/21/2045	2,032,274
	Barclays Bank plc
1,090,000	10.179%, 6/12/2021[g]	1,366,826
	Barclays plc
1,440,000	3.684%, 1/10/2023	1,479,914
720,000	4.836%, 5/9/2028	748,221

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Financials (27.6%) - continued
	Berkshire Hathaway, Inc.
$1,640,000	2.750%, 3/15/2023	$1,673,272
	Boston Properties, LP
1,800,000	2.750%, 10/1/2026	1,718,244
	BPCE SA
1,080,000	3.000%, 5/22/2022[g]	1,091,720
735,000	5.700%, 10/22/2023[g]	823,549
810,000	5.150%, 7/21/2024[g]	871,185
	Camden Property Trust
1,860,000	3.500%, 9/15/2024	1,878,213
	Capital One Financial Corporation
1,810,000	4.200%, 10/29/2025	1,849,887
	Centene Escrow Corporation
730,000	5.625%, 2/15/2021	759,200
	Citigroup, Inc.
1,800,000	2.289%, 12/8/2021[d]	1,825,153
1,440,000	2.632%, 9/1/2023[d]	1,471,378
2,630,000	4.400%, 6/10/2025	2,758,594
1,695,000	5.500%, 9/13/2025	1,907,724
1,090,000	3.700%, 1/12/2026	1,109,631
1,510,000	4.450%, 9/29/2027	1,590,335
1,440,000	3.887%, 1/10/2028	1,475,343
1,440,000	4.281%, 4/24/2048	1,477,706
	Citizens Bank NA
1,440,000	2.550%, 5/13/2021	1,445,100
720,000	2.650%, 5/26/2022	720,995
	Citizens Financial Group, Inc.
720,000	2.375%, 7/28/2021	717,393
	CNA Financial Corporation
1,005,000	7.350%, 11/15/2019	1,120,298
1,130,000	7.250%, 11/15/2023	1,367,820
	Compass Bank
925,000	2.750%, 9/29/2019	932,138
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
710,000	11.000%, 6/30/2019[g,i]	821,896
	CoreStates Capital III
1,360,000	1.752%, 2/15/2027[d,g]	1,295,400
	Credit Agricole SA
720,000	3.375%, 1/10/2022[g]	738,153
1,430,000	8.125%, 12/23/2025[g,i]	1,707,063
	Credit Suisse Group AG
1,800,000	3.574%, 1/9/2023[g]	1,847,918
	Credit Suisse Group Funding, Ltd.
1,810,000	3.125%, 12/10/2020	1,851,949
2,600,000	3.750%, 3/26/2025	2,645,066
	Deutsche Bank AG
1,440,000	2.700%, 7/13/2020	1,446,708
	Discover Bank of Greenwood Delaware
865,000	4.200%, 8/8/2023	919,618
900,000	4.250%, 3/13/2026	933,817
720,000	3.450%, 7/27/2026	707,330
	Duke Realty, LP
1,780,000	3.875%, 10/15/2022	1,870,905
	Fairfax Financial Holdings, Ltd.
1,085,000	5.800%, 5/15/2021[g]	1,175,200
	Five Corners Funding Trust
1,090,000	4.419%, 11/15/2023[g]	1,185,050
	GE Capital International Funding Company
1,473,000	4.418%, 11/15/2035	1,596,695
	Goldman Sachs Group, Inc.
1,600,000	5.375%, 3/15/2020	1,730,542
1,750,000	5.250%, 7/27/2021	1,927,805

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

INCOME FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Financials (27.6%) - continued
$1,800,000	2.350%, 11/15/2021	$1,784,083
1,080,000	2.908%, 6/5/2023	1,081,699
810,000	4.000%, 3/3/2024	852,215
2,550,000	3.850%, 7/8/2024	2,650,503
1,510,000	4.250%, 10/21/2025	1,571,786
1,080,000	5.300%, 11/10/2026[h,i]	1,151,723
1,440,000	3.500%, 11/16/2026	1,436,979
2,240,000	5.150%, 5/22/2045	2,534,786
	Hartford Financial Services Group, Inc.
1,770,000	5.125%, 4/15/2022	1,971,697
	HCP, Inc.
1,600,000	4.250%, 11/15/2023	1,698,582
	Host Hotels & Resorts, LP
760,000	4.000%, 6/15/2025	778,785
	HSBC Holdings plc
720,000	6.875%, 6/1/2021[i]	789,624
1,080,000	3.600%, 5/25/2023	1,121,040
1,440,000	4.300%, 3/8/2026	1,545,070
900,000	6.000%, 5/22/2027[i]	943,965
1,080,000	4.041%, 3/13/2028	1,131,204
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	1,884,993
	Icahn Enterprises, LP
640,000	6.000%, 8/1/2020	657,600
	ILFC E-Capital Trust II
1,270,000	4.590%, 12/21/2065[d,g]	1,224,915
	ING Groep NV
1,080,000	3.950%, 3/29/2027	1,131,635
	International Lease Finance Corporation
1,440,000	5.875%, 8/15/2022	1,629,848
	Intesa Sanpaolo SPA
1,800,000	3.875%, 7/14/2027[g]	1,812,973
	J.P. Morgan Chase & Company
720,000	2.295%, 8/15/2021	719,307
1,440,000	6.000%, 8/1/2023[i]	1,562,400
1,810,000	2.543%, 10/24/2023[d]	1,845,072
730,000	6.750%, 2/1/2024[h,i]	836,215
1,800,000	2.950%, 10/1/2026	1,758,812
1,400,000	3.882%, 7/24/2038	1,400,014
1,850,000	5.500%, 10/15/2040	2,258,878
	Kilroy Realty, LP
1,450,000	4.250%, 8/15/2029	1,496,320
	Liberty Mutual Group, Inc.
1,065,000	4.950%, 5/1/2022[g]	1,169,579
1,090,000	4.850%, 8/1/2044[g]	1,185,484
	Liberty Property, LP
1,125,000	4.750%, 10/1/2020	1,198,918
1,450,000	4.400%, 2/15/2024	1,543,329
	Lincoln National Corporation
1,850,000	4.000%, 9/1/2023	1,962,201
	Lloyds Bank plc
1,090,000	4.650%, 3/24/2026	1,148,179
	Macquarie Bank, Ltd.
540,000	6.125%, 3/8/2027[g,i]	556,200
	Marsh & McLennan Companies, Inc.
540,000	4.350%, 1/30/2047	573,930
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[g]	402,375
	MetLife, Inc.
750,000	9.250%, 4/8/2038[g]	1,114,688
	Mitsubishi UFJ Financial Group, Inc.
720,000	2.190%, 9/13/2021	712,536
1,080,000	3.677%, 2/22/2027	1,117,660

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Financials (27.6%) - continued
	Mizuho Financial Group, Inc.
$1,440,000	3.663%, 2/28/2027	$1,490,427
	Morgan Stanley
1,600,000	5.500%, 1/26/2020	1,727,763
1,450,000	2.500%, 4/21/2021	1,455,056
1,440,000	2.625%, 11/17/2021	1,445,440
1,795,000	4.875%, 11/1/2022	1,953,488
1,810,000	2.713%, 10/24/2023[d]	1,845,619
1,130,000	4.000%, 7/23/2025	1,185,935
1,450,000	5.000%, 11/24/2025	1,588,079
720,000	3.125%, 7/27/2026	705,372
1,490,000	4.350%, 9/8/2026	1,563,914
930,000	4.300%, 1/27/2045	958,295
	National Retail Properties, Inc.
1,800,000	3.900%, 6/15/2024	1,856,237
	Nationwide Building Society
1,510,000	3.900%, 7/21/2025[g]	1,586,178
1,080,000	4.000%, 9/14/2026[g]	1,081,333
	Nordea Bank AB
1,110,000	5.500%, 9/23/2019[g,i]	1,150,238
	Omega Healthcare Investors, Inc.
1,130,000	5.250%, 1/15/2026	1,204,262
	Peachtree Corners Funding Trust
1,700,000	3.976%, 2/15/2025[g]	1,739,654
	Preferred Term Securities XXIII, Ltd.
1,274,068	1.446%, 12/22/2036*,[d]	1,032,219
	Prologis, LP
1,490,000	4.250%, 8/15/2023	1,623,614
	Prudential Financial, Inc.
1,085,000	3.500%, 5/15/2024	1,135,412
825,000	6.200%, 11/15/2040	1,069,544
	Realty Income Corporation
2,170,000	3.875%, 7/15/2024	2,243,266
	Regency Centers, LP
1,440,000	3.600%, 2/1/2027	1,436,344
	Regions Bank
250,000	7.500%, 5/15/2018	261,059
	Reinsurance Group of America, Inc.
1,070,000	6.450%, 11/15/2019	1,174,919
	Royal Bank of Scotland Group plc
1,510,000	7.500%, 8/10/2020[i]	1,594,938
1,080,000	8.625%, 8/15/2021[i]	1,192,730
1,440,000	3.498%, 5/15/2023	1,456,900
1,440,000	3.875%, 9/12/2023	1,477,014
	Santander UK Group Holdings plc
1,500,000	4.750%, 9/15/2025[g]	1,569,300
	Santander UK plc
800,000	3.125%, 1/8/2021	814,884
	State Street Capital Trust IV
1,080,000	2.246%, 6/15/2047[d]	999,648
	Sumitomo Mitsui Financial Group, Inc.
1,440,000	3.010%, 10/19/2026	1,415,140
1,400,000	3.446%, 1/11/2027	1,424,826
	SunTrust Banks, Inc.
1,090,000	2.900%, 3/3/2021	1,110,338
	Synchrony Financial
1,490,000	2.700%, 2/3/2020	1,502,684
1,560,000	4.250%, 8/15/2024	1,617,605
1,440,000	3.700%, 8/4/2026	1,413,105
	UBS Group Funding Jersey, Ltd.
900,000	2.650%, 2/1/2022[g]	899,629
1,510,000	4.125%, 9/24/2025[g]	1,597,927
	UBS Group Funding Switzerland AG
1,440,000	4.253%, 3/23/2028[g]	1,529,817

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

INCOME FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Financials (27.6%) - continued
	UnionBanCal Corporation
$1,420,000	3.500%, 6/18/2022	$1,464,284
	UnitedHealth Group, Inc.
1,520,000	3.350%, 7/15/2022	1,592,948
760,000	4.750%, 7/15/2045	881,418
	USB Realty Corporation
1,100,000	2.451%, 1/15/2022[d,g,i]	976,250
	Ventas Realty, LP
720,000	3.500%, 2/1/2025	722,526
1,080,000	3.850%, 4/1/2027	1,095,160
	Voya Financial, Inc.
1,440,000	3.650%, 6/15/2026	1,450,904
	Wells Fargo & Company
1,840,000	5.875%, 6/15/2025[i]	2,040,100
1,440,000	3.000%, 4/22/2026	1,417,632
2,890,000	3.000%, 10/23/2026	2,834,440
	Welltower, Inc.
550,000	4.950%, 1/15/2021	593,777
950,000	4.000%, 6/1/2025	995,255
	XLIT, Ltd.
1,130,000	4.450%, 3/31/2025	1,176,887
1,160,000	5.250%, 12/15/2043	1,314,261

	Total	231,745,759

Foreign Government (0.8%)
	Argentina Government International Bond
910,000	6.875%, 4/22/2021	979,615
1,260,000	5.625%, 1/26/2022	1,291,500
1,080,000	6.875%, 1/26/2027	1,109,700
	Mexico Government International Bond
1,249,000	3.600%, 1/30/2025	1,273,356
1,620,000	4.125%, 1/21/2026	1,696,140

	Total	6,350,311

Mortgage-Backed Securities (4.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,425,000	3.000%, 8/1/2032[c]	2,495,713
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
5,525,000	4.000%, 8/1/2047[c]	5,819,653
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
6,800,000	3.000%, 8/1/2047[c]	6,811,688
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
13,875,000	3.500%, 8/1/2047[c]	14,284,745
6,900,000	4.000%, 8/1/2047[c]	7,265,215
325,000	4.500%, 8/1/2047[c]	348,918

	Total	37,025,932

Technology (3.8%)
	Apple, Inc.
2,550,000	3.250%, 2/23/2026	2,603,950
1,450,000	2.450%, 8/4/2026	1,395,387
1,440,000	3.350%, 2/9/2027	1,479,502
	Applied Materials, Inc.
720,000	3.300%, 4/1/2027	735,728

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Technology (3.8%) - continued
	Broadcom Corporation
$900,000	3.625%, 1/15/2024[g]	$924,009
	Diamond 1 Finance Corporation
1,440,000	4.420%, 6/15/2021[g]	1,521,590
1,080,000	5.450%, 6/15/2023[g]	1,190,327
2,160,000	6.020%, 6/15/2026[g]	2,411,960
	DXC Technology Company
1,440,000	4.750%, 4/15/2027[g]	1,517,630
	Equinix, Inc.
1,110,000	5.375%, 1/1/2022	1,162,725
	Fidelity National Information Services, Inc.
490,000	3.875%, 6/5/2024	513,986
	Hewlett Packard Enterprise Company
1,510,000	2.850%, 10/5/2018	1,528,235
1,440,000	4.400%, 10/15/2022	1,535,468
	Intel Corporation
1,630,000	4.100%, 5/19/2046	1,693,937
	Microsoft Corporation
1,800,000	3.300%, 2/6/2027	1,861,765
1,440,000	3.450%, 8/8/2036	1,443,469
1,080,000	4.250%, 2/6/2047	1,167,085
	Oracle Corporation
2,150,000	2.650%, 7/15/2026	2,098,454
1,800,000	4.000%, 7/15/2046	1,831,032
	QUALCOMM, Inc.
1,080,000	2.600%, 1/30/2023	1,086,364
720,000	2.900%, 5/20/2024	725,389
	Sensata Technologies BV
1,110,000	4.875%, 10/15/2023[g]	1,148,850

	Total	31,576,842

Transportation (1.6%)
	American Airlines Pass Through Trust
1,153,500	4.000%, 7/15/2025	1,199,640
1,440,000	3.650%, 8/15/2030	1,489,248
	British Airways plc
1,555,242	4.625%, 6/20/2024[g]	1,671,885
	Burlington Northern Santa Fe, LLC
1,500,000	4.700%, 9/1/2045	1,698,012
	Continental Airlines, Inc.
439,331	7.250%, 11/10/2019	486,353
645,518	4.000%, 10/29/2024	676,181
	Delta Air Lines, Inc.
570,638	4.950%, 5/23/2019	591,323
	ERAC USA Finance, LLC
1,000,000	3.800%, 11/1/2025[g]	1,032,914
	Penske Truck Leasing Company, LP
1,490,000	3.375%, 2/1/2022[g]	1,540,182
	United Airlines Pass Through Trust
831,546	3.750%, 9/3/2026	856,492
	US Airways Pass Through Trust
1,449,988	3.950%, 11/15/2025	1,515,238
	Virgin Australia Holdings, Ltd.
822,620	5.000%, 10/23/2023[g]	855,524

	Total	13,612,992

U.S. Government and Agencies (4.0%)
	U.S. Treasury Bonds
3,500,000	1.500%, 8/15/2026	3,283,574
3,960,000	2.375%, 5/15/2027	3,989,546
2,980,000	3.125%, 2/15/2042	3,132,260
2,160,000	2.875%, 11/15/2046	2,150,971
3,950,000	3.000%, 2/15/2047	4,033,475
1,360,000	3.000%, 5/15/2047	1,389,485

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

INCOME FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (90.2%)	Value
U.S. Government and Agencies (4.0%) - continued
	U.S. Treasury Notes
$4,000,000	2.000%, 5/31/2021	$4,047,968
4,040,000	1.875%, 8/31/2022	4,044,577
3,870,000	2.125%, 12/31/2022	3,912,632
2,510,000	2.125%, 3/31/2024	2,518,137
	U.S. Treasury Notes, TIPS
1,470,183	0.125%, 7/15/2026	1,426,730

	Total	33,929,355

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
1,450,000	5.250%, 11/15/2022, Ser. A, AMT	1,676,983

	Total	1,676,983

Utilities (6.4%)
	AEP Transmission Company, LLC
2,520,000	3.100%, 12/1/2026	2,536,680
	American Electric Power Company, Inc.
1,435,000	2.950%, 12/15/2022	1,461,008
	Arizona Public Service Company
1,440,000	2.550%, 9/15/2026	1,373,679
	Baltimore Gas and Electric Company
1,440,000	2.400%, 8/15/2026	1,367,438
	CMS Energy Corporation
1,440,000	3.450%, 8/15/2027	1,460,131
	Consolidated Edison Company of New York, Inc.
720,000	2.900%, 12/1/2026	707,862
	DCP Midstream Operating, LP
1,450,000	5.600%, 4/1/2044	1,377,500
	Duke Energy Corporation
2,160,000	2.650%, 9/1/2026	2,090,530
1,800,000	3.750%, 9/1/2046	1,749,776
	Dynegy, Inc.
750,000	7.375%, 11/1/2022[h]	760,313
	Electricite de France SA
1,800,000	5.250%, 1/29/2023[g,i]	1,860,750
	Emera U.S. Finance, LP
1,790,000	3.550%, 6/15/2026	1,815,187
	Exelon Corporation
900,000	3.497%, 6/1/2022	932,475
1,880,000	3.950%, 6/15/2025	1,970,885
1,090,000	3.400%, 4/15/2026	1,103,893
	Exelon Generation Company, LLC
1,440,000	4.250%, 6/15/2022	1,529,163
	FirstEnergy Corporation
720,000	3.900%, 7/15/2027	727,435
	FirstEnergy Transmission, LLC
1,850,000	5.450%, 7/15/2044[g]	2,154,880
	Fortis, Inc.
1,440,000	3.055%, 10/4/2026	1,398,745
	ITC Holdings Corporation
2,920,000	4.050%, 7/1/2023	3,080,813
	MidAmerican Energy Holdings Company
2,550,000	3.750%, 11/15/2023	2,703,301
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,278,966
	NiSource Finance Corporation
1,800,000	5.450%, 9/15/2020	1,959,525
	Oncor Electric Delivery Company, LLC
1,510,000	3.750%, 4/1/2045	1,493,675

Principal Amount	Long-Term Fixed Income (90.2%)	Value
Utilities (6.4%) - continued
	Pacific Gas and Electric Company
$730,000	2.950%, 3/1/2026	$731,226
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,440,109
	PPL Capital Funding, Inc.
1,795,000	3.500%, 12/1/2022	1,860,832
1,810,000	3.950%, 3/15/2024	1,902,887
1,080,000	3.100%, 5/15/2026	1,067,703
	Southern Company
1,080,000	5.500%, 3/15/2057	1,151,829
2,160,000	3.250%, 7/1/2026	2,150,500
	Xcel Energy, Inc.
2,228,000	3.300%, 6/1/2025	2,262,904

	Total	53,462,600

	Total Long-Term Fixed Income (cost $733,105,994)	756,252,395

Shares	Preferred Stock (1.4%)	Value
Consumer Non-Cyclical (0.1%)
43,424	CHS, Inc., 7.100%[i]	1,285,350

	Total	1,285,350

Financials (1.3%)
57,878	Citigroup, Inc., 7.542%[d]	1,580,648
12,500	Cobank ACB, 6.250%*,i	1,306,641
18,075	Countrywide Capital V, 7.000%	467,058
51,800	Discover Financial Services 6.500%[i]	1,330,224
46,410	GMAC Capital Trust I, 6.967%[d]	1,232,186
54,060	Goldman Sachs Group, Inc., 5.500%[i]	1,501,787
51,800	Morgan Stanley, 7.125%[i]	1,551,410
58,500	Wells Fargo & Company, 5.850%[i]	1,611,090

	Total	10,581,044

	Total Preferred Stock (cost $11,047,097)	11,866,394

Shares	Common Stock (<0.1%)	Value
Energy (<0.1%)
2,691	Arch Coal, Inc.	204,704

	Total	204,704

	Total Common Stock (cost $175,591)	204,704

Shares	Collateral Held for Securities Loaned (2.4%)	Value
19,549,328	Thrivent Cash Management Trust	19,549,328

	Total Collateral Held for Securities Loaned (cost $19,549,328)	19,549,328

Shares or Principal Amount	Short-Term Investments (9.6%)[j]	Value
	Federal Farm Credit Bank
1,000,000	1.150%, 10/10/2017	1,000,028

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

INCOME FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (9.6%)[j]	Value
	Federal Home Loan Bank Discount Notes
800,000	0.925%, 8/2/2017	$799,978
4,115,000	1.012%, 8/4/2017	4,114,658
1,400,000	1.025%, 8/9/2017	1,399,689
680,000	0.944%, 8/11/2017[k]	679,811
1,300,000	1.020%, 8/15/2017	1,299,494
600,000	1.032%, 8/16/2017	599,750
140,000	1.035%, 8/17/2017	139,938
11,330,000	1.019%, 8/18/2017	11,324,652
650,000	1.020%, 8/22/2017	649,621
3,300,000	1.020%, 8/24/2017	3,297,891
4,500,000	1.032%, 9/5/2017	4,495,581
900,000	1.030%, 9/8/2017	899,041
3,400,000	1.025%, 9/13/2017	3,395,900
	Federal Home Loan Mortgage Corporation Discount Notes
2,510,000	0.975%, 8/31/2017	2,507,909
	Thrivent Core Short-Term Reserve Fund
4,385,848	1.280%	43,858,481

	Total Short-Term Investments (cost $80,462,386)	80,462,422

	Total Investments (cost $866,021,625) 106.2%	$890,154,149

	Other Assets and Liabilities, Net (6.2%)	(51,871,098)

	Total Net Assets 100.0%	$838,283,051

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2017.
e	All or a portion of the security is insured or guaranteed.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2017.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2017, the value of these investments was $98,551,080 or 11.8% of total net assets.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income Fund as of July 31, 2017 was $16,209,886 or 1.9% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2017.

Security	Acquisition Date	Cost
Babson CLO, Ltd., 10/17/2026	3/10/2017	$1,750,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	1,400,000
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	1,800,000
Cobank ACB, 6.250%, 10/1/2022	10/1/2012	1,250,000
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	1,750,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	1,800,000
OHA Loan Funding, LLC, 10/20/2026	3/9/2017	1,750,000
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	1,274,068
Shackleton, Ltd., 4/15/2027	12/16/2016	1,800,000
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	1,800,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of July 31, 2017:

Securities Lending Transactions

Taxable Debt Security	$18,919,925

Total lending	$18,919,925
Gross amount payable upon return of collateral for securities loaned	$19,549,328

Net amounts due to counterparty	$629,403

Definitions:

AMT	-	Subject to Alternative Minimum Tax
CLO	-	Collateralized Loan Obligation
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$28,177,437
Gross unrealized depreciation	(4,044,913)

Net unrealized appreciation (depreciation)	$24,132,524
Cost for federal income tax purposes	$866,021,625

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

INCOME FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,272,293	–	1,140,568	131,725
Capital Goods	2,632,115	–	2,632,115	–
Communications Services	6,612,758	–	6,612,758	–
Consumer Cyclical	3,379,524	–	2,793,793	585,731
Consumer Non-Cyclical	3,895,258	–	3,895,258	–
Energy	470,403	–	470,403	–
Financials	406,597	–	406,597	–
Technology	2,427,955	–	2,103,348	324,607
Transportation	722,003	–	260,853	461,150
Long-Term Fixed Income
Asset-Backed Securities	17,816,903	–	17,816,903	–
Basic Materials	26,976,722	–	26,976,722	–
Capital Goods	21,137,251	–	21,137,251	–
Collateralized Mortgage Obligations	4,132,871	–	4,132,871	–
Communications Services	75,851,673	–	75,851,673	–
Consumer Cyclical	35,899,996	–	35,899,996	–
Consumer Non-Cyclical	82,274,397	–	82,274,397	–
Energy	82,781,808	–	82,781,808	–
Financials	231,745,759	–	231,745,759	–
Foreign Government	6,350,311	–	6,350,311	–
Mortgage-Backed Securities	37,025,932	–	37,025,932	–
Technology	31,576,842	–	31,576,842	–
Transportation	13,612,992	–	13,612,992	–
U.S. Government and Agencies	33,929,355	–	33,929,355	–
U.S. Municipals	1,676,983	–	1,676,983	–
Utilities	53,462,600	–	53,462,600	–
Preferred Stock
Consumer Non-Cyclical	1,285,350	1,285,350	–	–
Financials	10,581,044	9,274,403	1,306,641	–
Common Stock
Energy	204,704	204,704	–	–
Short-Term Investments	36,603,941	–	36,603,941	–
Subtotal Investments in Securities	$826,746,340	$10,764,457	$814,478,670	$1,503,213

Other Investments *	Total
Short-Term Investments	43,858,481
Collateral Held for Securities Loaned	19,549,328
Subtotal Other Investments	$63,407,809
Total Investments at Value	$890,154,149

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	129,638	129,638	–	–
Total Asset Derivatives	$129,638	$129,638	$–	$–

Liability Derivatives
Futures Contracts	184,371	184,371	–	–
Total Liability Derivatives	$184,371	$184,371	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

INCOME FUND

Schedule of Investments as of July 31, 2017

(unaudited)

The following table presents Income Fund’s futures contracts held as of July 31, 2017. Investments and/or cash totaling $579,839 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(247)	September 2017	($29,178,038)	($29,182,665)	($4,627)
10-Yr. U.S. Treasury Bond Futures	(530)	September 2017	(66,542,290)	(66,722,034)	(179,744)
20-Yr. U.S. Treasury Bond Futures	304	September 2017	46,372,862	46,502,500	129,638
Total Futures Contracts					($54,733)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at July 31, 2017	Value July 31, 2017	Income Earned November 1, 2016 - July 31, 2017
Cash Management Trust- Collateral Investment	$20,144,903	$75,313,254	$75,908,829	19,549,328	$19,549,328	$55,784
Core Short-Term Reserve	42,262,592	93,306,674	91,710,785	4,385,848	43,858,481	325,393
Total Value and Income Earned	$62,407,495				$63,407,809	$381,177

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Alabama (0.4%)
	Alabama Public School and College Auth. Capital Improvement Rev. Refg.
$1,500,000	5.000%, 5/1/2029, Ser. Aa	$1,604,715
	Auburn University, AL General Fee Rev. Refg.
1,000,000	5.000%, 6/1/2032, Ser. A	1,169,840
1,250,000	5.000%, 6/1/2033, Ser. A	1,456,513
	UAB Medicine Finance Auth. Rev.
2,000,000	5.000%, 9/1/2041, Ser. B	2,302,180

	Total	6,533,248

Alaska (0.6%)
	Valdez, AK Marine Terminal Rev. (Exxon Mobil)
4,900,000	0.710%, 12/1/2029[b]	4,900,000
	Valdez, AK Marine Terminal Rev. (Exxon Pipeline Company)
5,300,000	0.710%, 10/1/2025[b]	5,300,000

	Total	10,200,000

Arizona (1.0%)
	Arizona State Transportation Board Highway Rev.
1,500,000	5.000%, 7/1/2036, Ser. Aa	1,721,775
	Arizona State University Board of Regents System Rev. Green Bonds
1,000,000	5.000%, 7/1/2042, Ser. B	1,160,520
	Glendale, AZ Industrial Development Auth. Rev. (Midwestern University)
2,515,000	5.000%, 5/15/2031	2,770,750
	Northern Arizona Capital Fac. Lease Rev. (Student & Academic Services, LLC) (BAM Insured)
750,000	5.000%, 6/1/2039[c]	844,988
	Northern Arizona University Refg. C.O.P.
1,000,000	5.000%, 9/1/2022	1,151,610
	Northern Arizona University Refg. Rev.
1,180,000	5.000%, 6/1/2036, Ser. A	1,358,923
750,000	5.000%, 6/1/2037, Ser. A	863,100
320,000	5.000%, 6/1/2038, Ser. A	367,722
	Phoenix, AZ Civic Improvement Corporation Airport Rev.
3,060,000	5.250%, 7/1/2033, Ser. A	3,412,757
	Phoenix-Mesa Gateway Airport Auth. Special Fac. Rev.
1,450,000	5.000%, 7/1/2038, AMT	1,571,945
	Yavapai County, AZ Industrial Development Auth. Hospital Fac. Rev. Refg. (Yavapai Regional Medical Center)
500,000	5.000%, 8/1/2036	550,980

	Total	15,775,070

Arkansas (0.5%)
	Rogers, AR Sales and Use Tax Refg. and Improvement
2,190,000	4.000%, 11/1/2027, Ser. 2011	2,352,104
	University of Arkansas Rev. Refg.
900,000	5.000%, 11/1/2037, Ser. A	1,056,330
1,300,000	5.000%, 11/1/2046, Ser. A	1,506,323

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Arkansas (0.5%) - continued
	University of Arkansas Rev. Refg. Various Fac. Rev. (Pine Bluff Campus)
$650,000	5.000%, 12/1/2029, Ser. A	$760,890
	University of Arkansas Rev. Student Fee (Community College at Morrilton)
570,000	5.000%, 5/1/2046	656,189
	University of Arkansas Rev. Various Fac. (Fayetteville Campus)
1,135,000	5.000%, 11/1/2039, Ser. A	1,295,364
825,000	5.000%, 11/1/2041, Ser. A	940,987

	Total	8,568,187

California (10.5%)
	Anaheim Public Financing Auth. Lease Rev. (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Ser. Ac	4,812,285
	Beverly Hills Unified School District, Los Angeles County, CA G.O. (2008 Election)
10,000,000	Zero Coupon, 8/1/2031	6,500,700
	California Educational Fac. Auth. Rev. (Stanford University)
6,000,000	5.250%, 4/1/2040	8,172,360
	California Health Fac. Financing Auth. Rev.
1,750,000	5.000%, 8/15/2055	1,999,813
	California Infrastructure and Economic Development Bank Rev. (Bay Area Toll Bridges Seismic Retrofit Rev.) (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Ser. Aa,c	6,248,850
	California Municipal Finance Auth. Refg. Rev. (Biola University)
1,500,000	5.875%, 10/1/2034[a]	1,586,025
1,250,000	5.000%, 10/1/2042	1,376,425
	California Various Purpose G.O.
3,565,000	5.500%, 4/1/2024	3,837,508
10,000	5.250%, 4/1/2029	10,033
6,670,000	5.250%, 3/1/2038[a]	6,843,687
3,330,000	5.250%, 3/1/2038	3,409,687
5,000,000	6.000%, 4/1/2038	5,403,000
5,000,000	6.000%, 11/1/2039	5,532,650
	Chula Vista Industrial Development Rev. Refg. (San Diego Gas & Electric Company)
2,010,000	5.875%, 2/15/2034, Ser. C	2,172,649
	Foothill-De Anza, CA Community College District G.O.
5,000,000	5.000%, 8/1/2040, Ser. Ca	5,776,250
	Golden West Schools Financing Auth. Rev. (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Ser. Ac	496,301
	Los Angeles Community College District, Los Angeles County, CA G.O. (Election 2008)
10,050,000	6.000%, 8/1/2033, Ser. Aa	11,064,748
	Los Angeles Unified School District, Los Angeles County, CA G.O.
1,000,000	5.000%, 7/1/2032, Ser. A	1,139,810
5,000,000	5.000%, 1/1/2034, Ser. I	5,375,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
California (10.5%) - continued
	Los Angeles, CA Department of Airports Rev. (Los Angeles International Airport)
$8,000,000	5.000%, 5/15/2040, Ser. A	$8,800,880
	Los Angeles, CA Department of Water & Power System Rev.
7,000,000	5.000%, 7/1/2044, Ser. D	8,105,090
	Pittsburg, CA Redevelopment Agency Tax Allocation (Los Medanos Community Development) (AMBAC Insured)
5,000,000	Zero Coupon, 8/1/2024[c]	4,204,250
	Pomona, CA Single Family Mortgage Rev. Refg. (GNMA/FNMA/FHLMC Collateralized)
2,080,000	7.600%, 5/1/2023, Ser. Aa,c	2,476,427
	San Bernardino, CA Single Family Mortgage Rev. Refg. (GNMA Collateralized)
740,000	7.500%, 5/1/2023, Ser. Aa,c	878,484
	San Diego County, CA C.O.P.
5,000,000	5.250%, 7/1/2030	5,469,250
	San Diego Unified School District G.O.
10,000,000	0.000%, 7/1/2033, Ser. Aa,d	11,569,100
	San Francisco, CA City & County Airport Commission Rev. (San Francisco International Airport)
4,000,000	5.500%, 5/1/2028, Ser. A, AMT	4,753,560
7,030,000	6.000%, 5/1/2039, Ser. E	7,638,657
7,825,000	5.000%, 5/1/2044, Ser. A, AMT	8,794,831
	San Jose, CA Redevelopment Agency Tax Allocation Refg. (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Ser. Ac	2,768,225
	Santa Monica Community College District, Los Angeles County, CA G.O.
5,000,000	Zero Coupon, 8/1/2025, Ser. C	4,216,600
	Tuolumne Wind Auth. Rev. (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Ser. Aa	2,133,600
	University of California Limited Rev. Refg.
8,000,000	5.000%, 5/15/2032, Ser. I	9,513,200
	University of California Rev.
810,000	5.250%, 5/15/2039, Ser. Oa	872,305
2,765,000	5.250%, 5/15/2039, Ser. Oa	2,977,684
1,425,000	5.250%, 5/15/2039, Ser. Oa	1,534,611

	Total	168,465,285

Colorado (3.4%)
	Colorado Educational and Cultural Fac. Auth. Charter School Refg. Rev. (Pinnacle Charter School, Inc. K-8 Fac.)
500,000	5.000%, 6/1/2019	530,350
200,000	5.000%, 6/1/2021	222,498
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039	1,019,180

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Colorado (3.4%) - continued
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Pinnacle Charter School, Inc. High School)
$3,000,000	5.125%, 12/1/2039	$3,060,570
	Colorado Health Fac. Auth. Hospital Rev. (Parkview Medical Center, Inc.)
4,000,000	5.000%, 9/1/2046	4,443,560
	Colorado Health Fac. Auth. Hospital Rev. Refg. (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	3,084,150
	Colorado Health Fac. Auth. Rev. (Evangelical Lutheran Good Samaritan Society)
2,110,000	5.000%, 12/1/2024	2,330,622
500,000	5.625%, 6/1/2043	537,830
	Colorado High Performance Transportation Enterprise Rev.
4,050,000	5.000%, 12/31/2047	4,474,318
	Colorado Higher Education Capital Construction Lease Purchase Financing Program C.O.P.
405,000	5.500%, 11/1/2027[a]	427,906
1,180,000	5.500%, 11/1/2027[a]	1,246,741
	Denver, CO Health and Hospital Auth. Healthcare Rev.
5,000,000	5.500%, 12/1/2030	5,417,300
2,000,000	5.250%, 12/1/2031, Ser. A	2,004,760
	E-470 Colorado Public Highway Auth. Rev.
1,000,000	5.000%, 9/1/2020, Ser. A	1,104,950
	Park Creek, CO Metropolitan District Rev. Refg.
1,220,000	5.000%, 12/1/2022	1,393,948
1,000,000	5.000%, 12/1/2024	1,167,250
	Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood)
1,000,000	5.000%, 12/1/2021*	1,081,930
500,000	5.000%, 12/1/2022*	545,835
	University of Colorado University Enterprise Rev.
1,250,000	5.375%, 6/1/2032, Ser. Aa	1,349,000
3,250,000	5.000%, 6/1/2033, Ser. A	3,759,568
9,790,000	5.000%, 6/1/2033[a]	11,207,298
3,000,000	5.000%, 6/1/2034, Ser. A	3,460,200

	Total	53,869,764

District of Columbia (0.9%)
	District of Columbia Income Tax Secured Rev. Refg.
2,325,000	5.000%, 12/1/2017, Ser. A	2,358,131
5,225,000	5.000%, 12/1/2028, Ser. C	5,694,885
	Metropolitan Washington DC Airports Auth. Airport System Rev. Refg.
6,000,000	5.000%, 10/1/2038, Ser. A, AMT	6,692,220

	Total	14,745,236

Florida (6.6%)
	Broward County, FL Water and Sewer Utility Rev.
3,115,000	5.250%, 10/1/2034, Ser. Aa	3,272,058

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Florida (6.6%) - continued
	Broward County, FL Water and Sewer Utility Rev. Refg.
$1,000,000	5.000%, 10/1/2030, Ser. A	$1,188,280
1,500,000	5.000%, 10/1/2031, Ser. B	1,772,985
	Citizens Property Insurance Corporation Rev.
10,000,000	5.000%, 6/1/2022, Ser. A1	11,508,400
	CityPlace Community Development District Special Assessment and Rev.
2,000,000	5.000%, 5/1/2026	2,277,180
	County of Broward, FL Fuel System Rev. (Fort Lauderdale Fuel Fac.) (AGM Insured)
1,155,000	5.000%, 4/1/2021, Ser. A, AMT[c]	1,294,513
605,000	5.000%, 4/1/2022, Ser. A, AMT[c]	691,285
700,000	5.000%, 4/1/2025, Ser. A, AMT[c]	796,481
	Florida State Municipal Power Agency Rev.
1,000,000	5.000%, 10/1/2030, Ser. B	1,176,540
840,000	5.000%, 10/1/2031, Ser. B	985,421
	Greater Orlando Aviation Auth. Airport Fac. Rev.
1,500,000	5.000%, 10/1/2039, Ser. Ca	1,628,760
	Gulf Breeze, FL Rev. Refg.
2,020,000	5.000%, 12/1/2033	2,226,727
	Halifax Hospital Medical Center Rev.
755,000	5.000%, 6/1/2020	828,197
	Hillsborough County, FL Community Investment Tax Refg. Rev.
4,025,000	5.000%, 11/1/2017, Ser. B	4,067,142
	Jacksonville, FL Port Auth. Rev. Refg.
2,545,000	5.000%, 11/1/2038, Ser. A, AMT	2,760,816
	Leon County Educational Fac. Auth. C.O.P. (Southgate Residence Hall)
1,145,000	8.500%, 9/1/2017[a]	1,152,328
	Miami-Dade County Industrial Development Auth. (Pinecrest Academy, Inc.)
1,500,000	5.250%, 9/15/2044	1,583,730
	Miami-Dade County, FL Aviation Rev. (Miami International Airport-Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Ser. Ba	8,218,950
8,000,000	5.500%, 10/1/2041, Ser. A	8,692,960
	Miami-Dade County, FL Public Fac.
	Rev. (Jackson Health System)
5,000,000	5.000%, 6/1/2035, Ser. A	5,663,450
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System) (AGC Insured)
2,000,000	5.625%, 6/1/2034[a,c]	2,168,620
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Health, Inc.)
5,010,000	5.125%, 10/1/2026	5,427,283
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Regional Healthcare System) (NATL-RE Insured)
2,700,000	6.250%, 10/1/2018, Ser. Ac	2,790,720
	Orlando-Orange County, FL Expressway Auth. Rev.
3,600,000	5.000%, 7/1/2030, Ser. Aa	4,002,984
4,095,000	5.000%, 7/1/2035, Ser. Ca	4,553,394

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Florida (6.6%) - continued
	Palm Beach County Health Fac. Auth. Rev. Refg. (Lifespace Communities, Inc.)
$3,000,000	5.000%, 5/15/2038, Ser. C	$3,347,640
	South FL Water Management District C.O.P. Refg.
4,000,000	5.000%, 10/1/2036	4,619,600
	St. Johns County Industrial Development Auth. Rev. (Presbyterian Retirement Communities)
6,490,000	5.875%, 8/1/2040, Ser. Aa	7,385,166
	Tallahassee, FL Consolidated Utility Systems Rev.
4,535,000	5.000%, 10/1/2032	4,564,976
	Tampa, FL Hospital Rev. Refg. (H. Lee Moffitt Cancer Center)
5,000,000	5.000%, 7/1/2037, Ser. B	5,627,150

	Total	106,273,736

Georgia (1.1%)
	Atlanta, GA Airport General Rev.
1,000,000	5.000%, 1/1/2033, Ser. C, AMT	1,087,310
500,000	5.000%, 1/1/2034, Ser. C, AMT	542,145
500,000	5.000%, 1/1/2037, Ser. C, AMT	540,420
	Atlanta, GA Airport General Rev. Refg.
1,425,000	5.000%, 1/1/2033, Ser. B	1,637,695
	Atlanta, GA Water & Wastewater Rev. Refg.
2,500,000	5.000%, 11/1/2031	2,959,025
	Brunswick, GA Water and Sewer Rev. Refg. and Improvement (NATL-RE Insured)
1,055,000	6.100%, 10/1/2019[a,c]	1,108,847
	Burke County Development Auth. Pollution Control Rev. (Oglethorpe Power Corporation Vogtle)
6,000,000	5.700%, 1/1/2043, Ser. C	6,090,720
	Cherokee County, GA Water and Sewerage (NATL-RE Insured)
2,455,000	5.500%, 8/1/2018[c]	2,517,922
	Georgia Refg. Electric Auth. Rev.
610,000	5.000%, 1/1/2035, Ser. A	682,822

	Total	17,166,906

Hawaii (1.5%)
	Hawaii Airports System Rev.
3,040,000	5.250%, 7/1/2030, Ser. A	3,348,074
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Rev. Refg.
1,000,000	5.125%, 11/15/2032	1,098,040
5,395,000	5.250%, 11/15/2037	5,917,937
	Hawaii State Department of Transportation Airport Division Lease Rev. C.O.P.
1,600,000	5.000%, 8/1/2028, AMT	1,787,088
	Hawaii State Harbor System Rev.
6,000,000	5.250%, 7/1/2030, Ser. A	6,557,760
	Honolulu, HI City & County Wastewater System Rev.
350,000	5.000%, 7/1/2036, Ser. A	410,679

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Hawaii (1.5%) - continued
	Honolulu, HI City & County Wastewater System Rev. Refg.
$4,505,000	5.000%, 7/1/2036, Ser. B	$5,286,032

	Total	24,405,610

Illinois (6.6%)
	Chicago Metropolitan Water Reclamation District G.O. Refg.
8,700,000	5.250%, 12/1/2032, Ser. C	10,716,312
	Chicago, IL G.O. Refg.
4,000,000	5.000%, 1/1/2023, Ser. C	4,212,840
	Chicago, IL Midway International Airport Rev.
1,120,000	5.000%, 1/1/2026, Ser. A, AMT	1,287,888
	Chicago, IL O’Hare International Airport Rev.
1,000,000	5.000%, 1/1/2047, Ser. G, AMT	1,118,570
1,000,000	5.000%, 1/1/2047, AMT	1,118,570
	Chicago, IL O’Hare International Airport Rev. Refg.
1,200,000	5.000%, 1/1/2029	1,400,148
	Illinois Finance Auth. Rev. (DePaul University)
4,075,000	6.000%, 10/1/2032, Ser. Aa	4,777,734
1,000,000	5.000%, 10/1/2041	1,138,570
	Illinois Finance Auth. Rev. (Rush University Medical Center)
1,000,000	5.000%, 11/15/2027, Ser. A	1,164,470
5,000,000	7.250%, 11/1/2038, Ser. Aa	5,391,050
	Illinois Finance Auth. Rev. (The Art Institute of Chicago)
3,530,000	5.000%, 3/1/2034, Ser. A	3,882,541
	Illinois Finance Auth. Rev. Refg. (Rush University Medical Center) (NATL-RE Insured )
2,020,000	5.250%, 11/1/2035, Ser. Ba,c	2,128,434
	Illinois Health Fac. Auth. Rev. Refg. (Lutheran General Health System) (AGM-CR Insured)
1,015,000	6.000%, 4/1/2018, Ser. Cc	1,049,033
	Illinois Sales Tax Rev. (Build Illinois) (NATL-RE Insured)
8,050,000	5.750%, 6/15/2018, 2nd Ser.[c]	8,366,526
	Joliet Regional Port District, IL Marine Terminal Rev. Refg. (Exxon)
2,700,000	0.710%, 10/1/2024[b]	2,700,000
	McHenry and Lake Counties G.O. School (AGM Insured)
780,000	9.000%, 12/1/2017[a,c]	798,681
	Metropolitan Pier and Exposition Auth., IL Dedicated Tax Rev. (McCormick Place Expansion) (NATL-RE Insured)
5,695,000	5.500%, 6/15/2020[c]	5,771,085
	Metropolitan Pier and Exposition Auth., IL Refg. (McCormick Place Expansion) (NATL-RE Insured)
17,605,000	Zero Coupon, 6/15/2020, Ser. Ac	16,269,485
3,100,000	Zero Coupon, 6/15/2024, Ser. Ac	2,486,696
2,000,000	Zero Coupon, 12/15/2024, Ser. Ac	1,570,780

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Illinois (6.6%) - continued
	Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will Counties, IL Rev. (NATL-RE Insured)
$1,740,000	6.700%, 11/1/2021, Ser. Ac	$1,948,295
	State of Illinois G.O.
5,000,000	5.000%, 3/1/2027	5,258,650
1,500,000	5.500%, 7/1/2033	1,603,590
1,750,000	5.500%, 7/1/2038	1,858,605
	State of Illinois G.O. Refg.
9,000,000	5.000%, 8/1/2017	9,000,000
5,335,000	5.000%, 4/1/2018, Ser. A	5,445,328
	University of Illinois Auxiliary Fac. System Rev.
2,500,000	5.750%, 4/1/2038, Ser. Aa	2,696,200

	Total	105,160,081

Indiana (2.5%)
	Indiana Bond Bank Special Program Rev. (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Ser. Da	7,472,710
	Indiana Finance Auth. Hospital Rev. (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Ser. Aa	1,635,885
	Indiana Finance Auth. Wastewater Utility Rev. (CWA Auth., Inc.)
6,000,000	5.000%, 10/1/2041, Ser. A	6,913,680
	Indiana Health and Educational Fac. Financing Auth. Health System Rev. Refg. (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
450,000	5.250%, 5/15/2041, Ser. Ea,c	464,652
	Indiana Municipal Power Agency Power Supply System Rev.
1,750,000	5.250%, 1/1/2034, Ser. A	1,993,495
4,155,000	5.000%, 1/1/2042, Ser. A	4,601,621
	Indianapolis Local Public Improvement Bank Rev. Refg. (Waterworks)
980,000	5.750%, 1/1/2038, Ser. Aa	1,046,464
4,020,000	5.750%, 1/1/2038, Ser. A	4,265,541
	Knox County, IN Economic Development Rev. Refg. (Good Samaritan Hospital)
2,850,000	5.000%, 4/1/2037, Ser. A	2,984,919
6,965,000	5.000%, 4/1/2042, Ser. A	7,252,446
	Purdue University, IN Rev. Refg.
1,500,000	5.000%, 7/1/2028, Ser. A	1,788,780

	Total	40,420,193

Iowa (1.1%)
	Ames, IA Rev. Refg. (Mary Greeley Medical Center)
4,430,000	5.000%, 6/15/2032	5,149,255
	Cedar Falls Community School District, Black Hawk County School Infrastructure Sales, Services and Use Tax Rev.
3,165,000	5.400%, 6/1/2029[a]	3,418,327
	Des Moines, IA Airport Auth. Rev. Refg.
1,205,000	5.000%, 6/1/2024, AMT	1,351,865
	Iowa State Finance Auth. Rev. (Lifespace Communities, Inc.)
4,000,000	5.000%, 5/15/2041, Ser. A	4,456,760

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Iowa (1.1%) - continued
	Waterloo, IA Community School District Tax Rev. Refg. (School Infrastructure Sales, Services, and Use)
$3,560,000	5.000%, 7/1/2029, Ser. Aa	$3,830,346

	Total	18,206,553

Kansas (0.6%)
	Kansas Development Finance Auth. Rev.
3,575,000	5.000%, 5/15/2030, Ser. S	3,825,321
	Sedgwick and Shawnee Counties, KS Single Family Mortgage Rev. (GNMA Collateralized)
20,000	6.700%, 6/1/2029, Ser. A-2[c]	20,124
	University of Kansas Hospital Auth. Refg. Rev.
5,000,000	5.000%, 3/1/2047, Ser. A	5,697,550

	Total	9,542,995

Kentucky (1.3%)
	Kentucky Economic Development Finance Auth. Hospital Rev. (Owensboro Medical Health System, Inc.)
5,880,000	6.375%, 6/1/2040, Ser. Aa	6,739,832
	Kentucky State Turnpike Auth. Economic Development Road Rev.
5,000,000	5.000%, 7/1/2028, Ser. A	5,702,800
	Paducah, KY Electric Plant Board Rev. (AGC Insured)
2,500,000	5.250%, 10/1/2035, Ser. Aa,c	2,675,150
	Paducah, KY Electric Plant Board Rev. (AGM Insured)
750,000	5.000%, 10/1/2035, Ser. Ac	850,110
	Pikeville, KY Hospital Rev. (Pikeville Medical Center, Inc.)
3,540,000	6.500%, 3/1/2041	3,991,244

	Total	19,959,136

Louisiana (2.5%)
	City of Alexandria, LA Utilities Rev.
5,000,000	5.000%, 5/1/2043, Ser. A	5,597,150
	City of New Orleans, LA G.O. Refg.
750,000	5.000%, 12/1/2026	895,260
850,000	5.000%, 12/1/2027	1,006,647
350,000	5.000%, 12/1/2029	407,309
	Lafayette Public Power Auth. Electric Rev.
375,000	5.000%, 11/1/2022	439,564
1,520,000	5.000%, 11/1/2031	1,713,800
	Louisiana Local Government Environmental Fac. & Community Development Auth. East Baton Rouge Sewer Rev.
4,900,000	5.000%, 2/1/2035, Ser. A	5,396,076
	Louisiana State Gas and Fuels Tax Rev.
5,000,000	5.000%, 5/1/2033, Ser. B	5,464,450
7,000,000	5.000%, 5/1/2045, Ser. B	7,563,570

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Louisiana (2.5%) - continued
	Louisiana State Public Fac. Auth. Rev. (University of New Orleans Research & Technology Foundation, Inc. Student Housing) (AGM Insured)
$1,355,000	5.000%, 9/1/2030[c]	$1,562,843
800,000	5.000%, 9/1/2031[c]	919,560
	Louisiana Utilities Rev. (Parish of St. Tammany)
2,000,000	5.500%, 8/1/2035, Ser. B	2,226,080
	New Orleans, LA Aviation Board Rev.
2,500,000	5.000%, 1/1/2040, Ser. B, AMT	2,789,700
750,000	5.000%, 1/1/2048, Ser. B, AMT	850,507
	Port of New Orleans Board of Commissioners Port Fac. Refg. Rev.
1,365,000	5.000%, 4/1/2030, Ser. B, AMT	1,495,630
1,500,000	5.000%, 4/1/2031, Ser. B, AMT	1,635,600
525,000	5.000%, 4/1/2033, Ser. B, AMT	569,069

	Total	40,532,815

Maryland (0.1%)
	Maryland Health & Higher Educational Fac. Auth. Rev. (Loyola University)
1,000,000	5.000%, 10/1/2045	1,123,960

	Total	1,123,960

Massachusetts (4.3%)
	Massachusetts Bay Transportation Auth. Sales Tax Rev. (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Ser. Bc	6,359,400
	Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute)
6,500,000	5.000%, 12/1/2046	7,403,565
	Massachusetts Development Finance Agency Rev. (Northeastern University)
750,000	5.000%, 10/1/2031	851,025
	Massachusetts Development Finance Agency Rev. (Wellesley College)
3,000,000	5.000%, 7/1/2042, Ser. J	3,429,990
	Massachusetts Health and Educational Fac. Auth. Rev. (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Ser. L	20,220,143
	Massachusetts Health and Educational Fac. Auth. Rev. (Tufts University)
5,400,000	5.500%, 2/15/2028, Ser. M	7,009,794
	Massachusetts Port Auth. Rev.
8,300,000	5.000%, 7/1/2042, Ser. A, AMT	9,105,100
	Massachusetts School Building Auth. Sales Tax Refg.
6,900,000	5.000%, 8/15/2029, Ser. B	8,041,881
	Massachusetts Water Pollution Abatement Trust Pool Program Refg.
5,000,000	5.000%, 8/1/2024	6,149,100

	Total	68,569,998

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Michigan (2.6%)
	East Lansing Building Auth., Ingham and Clinton Counties, MI Building Auth. Rev. (G.O. Limited Tax)
$1,270,000	5.700%, 4/1/2020	$1,356,589
	Flint Hospital Building Auth. Rev. Refg. (Hurley Medical Center)
3,000,000	5.000%, 7/1/2019, Ser. B	3,074,220
	Grand Valley, MI State University General Rev. Refg.
650,000	5.000%, 12/1/2029, Ser. B	750,977
	Grand Valley, MI State University Rev.
1,850,000	5.000%, 12/1/2031, Ser. A	2,130,219
	Great Lakes, MI Water Auth. Water Supply System Rev.
10,000,000	5.000%, 7/1/2046, Ser. A	11,369,900
	Kalamazoo Hospital Finance Auth. Hospital Rev. Refg. (Bronson Methodist Hospital) (AGM Insured)
3,250,000	5.000%, 5/15/2026, Ser. Ac	3,342,690
2,210,000	5.250%, 5/15/2036[a,c]	2,458,934
1,790,000	5.250%, 5/15/2036[c]	1,925,754
	Kent County, MI G.O.
2,775,000	5.000%, 1/1/2024, AMT	3,131,782
	Michigan State Finance Auth. Rev. (Beaumont Health Credit Group)
6,000,000	5.000%, 11/1/2044	6,726,540
	Rochester Community School District, Oakland and Macomb Counties, MI School Building and Site G.O. (NATL-RE Q-SBLF Insured)
4,560,000	5.000%, 5/1/2019[c]	4,769,760

	Total	41,037,365

Minnesota (3.1%)
	Goodhue County, MN Education District No. 6051 C.O.P.
250,000	5.000%, 2/1/2029	283,178
500,000	5.000%, 2/1/2034	555,540
750,000	5.000%, 2/1/2039	827,272
	Ham Lake, MN Charter School Lease Rev. (DaVinci Academy of Arts and Science)
340,000	5.000%, 7/1/2036, Ser. A	344,624
	Minnesota Higher Education Fac. Auth. Rev. (Augsburg College)
2,500,000	5.000%, 5/1/2046, Ser. A	2,715,575
	Minnesota Higher Education Fac. Auth. Rev. (College of St. Scholastica, Inc.)
1,575,000	5.250%, 12/1/2035, Ser. H	1,652,033
1,800,000	6.300%, 12/1/2040, Ser. 7J	1,938,726
	Minnesota State Municipal Power Agency Electric Rev.
200,000	5.000%, 10/1/2029	235,160
150,000	5.000%, 10/1/2030	175,238
200,000	5.000%, 10/1/2032	232,330
175,000	5.000%, 10/1/2033	202,543
1,500,000	5.000%, 10/1/2047	1,723,260
	North Oaks, MN Senior Housing Rev. (Presbyterian Homes of North Oaks, Inc.)
2,000,000	6.125%, 10/1/2039[a]	2,017,540
	North Oaks, MN Senior Housing Rev. Refg. (Waverly Gardens)
4,000,000	5.000%, 10/1/2047	4,130,400

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Minnesota (3.1%) - continued
	Northern Municipal Power Agency, MN Electric System Rev. (AMBAC Insured)
$2,000,000	5.000%, 1/1/2026, Ser. Aa,c	$2,034,260
	Rochester, MN Health Care Fac. Rev. (Olmsted Medical Center)
1,000,000	5.875%, 7/1/2030	1,105,490
	Shakopee Independent School District No. 720 G.O. School Building Crossover Refg.
1,425,000	5.000%, 2/1/2018	1,454,740
	St. Cloud, MN Health Care Rev. Refg. (CentraCare Health System)
125,000	5.125%, 5/1/2030, Ser. A	135,620
1,915,000	5.125%, 5/1/2030, Ser. Aa	2,126,876
1,000,000	5.000%, 5/1/2046, Ser. A	1,133,110
	St. Louis Park, MN Health Care Fac. Rev. Refg. (Park Nicollet Health Services)
1,000,000	5.750%, 7/1/2030, Ser. Ca	1,044,730
5,745,000	5.750%, 7/1/2039[a]	6,264,003
	St. Paul, MN Housing and Redevelopment Auth. Educational Fac. Rev. Refg. (Saint Paul Academy and Summit School)
4,000,000	5.000%, 10/1/2024	4,026,120
	St. Paul, MN Housing and Redevelopment Auth. Health Care Fac. Rev. (HealthPartners Obligated Group)
5,945,000	5.000%, 7/1/2032, Ser. A	6,813,267
	University of Minnesota Rev. (State Supported Biomedical Science Research Fac. Funding)
1,655,000	5.000%, 8/1/2030, Ser. B	1,877,531
	Western Minnesota Municipal Power Agency Rev.
1,000,000	5.000%, 1/1/2033, Ser. A	1,136,550
1,000,000	5.000%, 1/1/2034, Ser. A	1,133,390
300,000	5.000%, 1/1/2035, Ser. A	339,453
1,000,000	5.000%, 1/1/2040, Ser. A	1,124,620
	Winona, MN Health Care Fac. Rev. Refg. (Winona Health Obligated Group)
500,000	5.000%, 7/1/2034	530,410

	Total	49,313,589

Mississippi (0.3%)
	D’Iberville Tax Increment Refg. (Gulf Coast Promenade)
1,750,000	5.000%, 4/1/2033	1,851,990
	Mississippi Development Bank S.O. (Desoto County Highway Construction)
3,180,000	5.000%, 1/1/2030	3,588,948

	Total	5,440,938

Missouri (0.4%)
	City of St. Louis, MO Airport Rev. (AGM Insured)
1,000,000	5.000%, 7/1/2047, Ser. Cc	1,156,490

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Missouri (0.4%) - continued
	Missouri State Environmental Improvement and Energy Resources Auth. Water Pollution Rev.
$175,000	5.250%, 1/1/2018	$175,579
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (Lake Regional Health System)
810,000	5.000%, 2/15/2019	853,602
925,000	5.000%, 2/15/2022	1,039,117
1,680,000	5.000%, 2/15/2034	1,803,850
	St. Louis, MO Airport Rev. Refg. (Lambert-St. Louis International Airport)
1,000,000	5.000%, 7/1/2032, AMT	1,069,050

	Total	6,097,688

Nebraska (1.5%)
	Douglas County, NE Hospital Auth. No. 3 Health Fac. Refg. Rev. (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048[a]	2,120,000
	Lincoln, NE Lincoln Electric System Rev. Refg.
2,500,000	5.000%, 9/1/2037	2,843,025
	Nebraska Public Power District Rev.
1,325,000	5.000%, 1/1/2033, Ser. A	1,496,998
	Omaha, NE Public Power District Rev.
8,150,000	5.000%, 2/1/2045, Ser. A	9,304,855
	Omaha, NE Sanitary Sewerage System Rev.
1,340,000	5.000%, 11/15/2034	1,547,419
	University of Nebraska Lincoln Student Fees and Fac. Rev.
1,000,000	5.000%, 7/1/2037	1,124,840
	University of Nebraska Lincoln Student Fees and Fac. Rev. Refg.
3,050,000	5.000%, 7/1/2038	3,468,734
	University of Nebraska Student Housing Rev.
1,680,000	5.000%, 5/15/2040, Ser. B	1,836,089

	Total	23,741,960

New Hampshire (0.1%)
	New Hampshire State Turnpike System Rev. Refg.
2,000,000	5.000%, 10/1/2019	2,162,700

	Total	2,162,700

New Jersey (1.3%)
	New Jersey Educational Fac. Auth. Rev. Refg. (Kean University)
1,000,000	5.500%, 9/1/2036, Ser. A	1,077,370
	New Jersey G.O. (AMBAC Insured)
1,000,000	5.250%, 7/15/2018, Ser. Lc	1,038,820
	New Jersey Transportation Trust Fund Auth. Rev.
1,000,000	5.250%, 6/15/2033, Ser. AA	1,065,570
1,645,000	5.250%, 6/15/2034, Ser. AA	1,750,609
	New Jersey Transportation Trust Fund Auth. Rev. Federal Highway Reimbursement Notes
10,000,000	5.000%, 6/15/2023, Ser. A-2	10,298,400

Principal Amount	Long-Term Fixed Income (99.1%)	Value
New Jersey (1.3%) - continued
	New Jersey Transportation Trust Fund Auth. Transportation System Rev.
$1,500,000	5.000%, 6/15/2026, Ser. A	$1,573,860
	Ocean County, NJ Utilities Auth. Waste Water Rev. (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[c]	3,938,462

	Total	20,743,091

New York (6.7%)
	Buffalo & Erie County, NY Industrial Land Development Corporation Rev.
1,500,000	5.000%, 8/1/2047, Ser. Ae	1,551,030
	City of New York G.O.
40,000	5.250%, 8/1/2017, Ser. B	40,000
1,920,000	5.000%, 8/1/2032, Ser. A	2,235,878
	Hudson, NY Yards Infrastructure Corporation Rev. Refg.
2,000,000	5.000%, 2/15/2042, Ser. A	2,335,080
	Metropolitan Transportation Auth. NY Rev. Refg.
2,190,000	5.000%, 11/15/2035	2,620,204
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
8,585,000	5.750%, 6/15/2040, Ser. A	8,958,018
2,570,000	5.750%, 6/15/2040, Ser. Aa	2,679,893
3,250,000	5.375%, 6/15/2043, Ser. EE	3,666,553
	New York City Transitional Finance Auth. Future Tax Secured Rev.
12,505,000	5.000%, 11/1/2021	14,497,922
15,000,000	5.000%, 11/1/2033, Ser. D-1	17,076,900
6,000,000	5.000%, 2/1/2043, Ser. A	7,012,620
	New York State Dormitory Auth. State Personal Income Tax Rev.
15,000	5.000%, 2/15/2029, Ser. Aa	15,924
5,110,000	5.000%, 2/15/2029, Ser. A	5,418,899
5,000,000	5.000%, 3/15/2039, Ser. C	5,709,200
	New York State Liberty Development Corporation Liberty Rev.
10,000,000	5.250%, 12/15/2043	11,336,000
	New York State Urban Development Corporation State Personal Income Tax Rev. (State Fac. and Equipment)
3,870,000	5.000%, 3/15/2036, Ser. B-1[a]	4,124,530
	Port Auth. of New York & New Jersey Rev.
1,125,000	5.000%, 12/1/2024, AMT	1,335,330
2,500,000	5.000%, 9/1/2035	2,919,275
2,500,000	5.000%, 9/1/2036	2,913,950
5,000,000	5.000%, 9/1/2039	5,806,750
	Triborough NY Bridge & Tunnel Auth. Rev.
2,550,000	5.000%, 11/15/2037, Ser. 2008B-3	2,978,757
1,000,000	5.250%, 11/15/2045, Ser. A	1,171,870

	Total	106,404,583

North Carolina (2.0%)
	Charlotte, NC, Rev. (Charlotte Douglas International Airport)
1,500,000	5.000%, 7/1/2042, Ser. A	1,768,335

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
North Carolina (2.0%) - continued
	North Carolina Capital Fac. Finance Agency Rev. Refg. (Johnson and Wales University)
$1,000,000	5.000%, 4/1/2032	$1,117,280
1,000,000	5.000%, 4/1/2033	1,112,840
	North Carolina Eastern Municipal Power Agency Power System Rev.
7,190,000	5.250%, 1/1/2020, Ser. Aa	7,323,087
2,580,000	5.000%, 1/1/2021, Ser. Aa	2,917,413
2,000,000	5.000%, 1/1/2026, Ser. Ba	2,114,280
1,475,000	6.000%, 1/1/2026, Ser. Aa	1,776,534
	North Carolina Medical Care Commission Health System Rev. Refg. (Mission Health Combined Group)
1,000,000	5.000%, 10/1/2035	1,177,930
500,000	5.000%, 10/1/2036	586,570
	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev. Refg.
925,000	5.000%, 1/1/2025, Ser. A	976,106
2,275,000	5.000%, 1/1/2025, Ser. Aa	2,403,333
360,000	5.000%, 1/1/2030, Ser. A	378,579
890,000	5.000%, 1/1/2030, Ser. Aa	940,205
	Raleigh Durham, NC Airport Auth. Rev.
4,895,000	5.000%, 5/1/2036, Ser. A	5,331,683
	University of North Carolina at Wilmington, Rev. (Student Housing)
1,745,000	5.000%, 6/1/2022	2,026,573

	Total	31,950,748

North Dakota (0.6%)
	Grand Forks, ND Altru Health System Rev.
3,890,000	5.000%, 12/1/2042, Ser. A	4,370,571
	North Dakota Public Finance Auth. Rev. (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Ser. A	1,701,818
	Ward County, ND Health Care Fac. Rev. (Trinity)
2,895,000	5.125%, 7/1/2025	2,902,759

	Total	8,975,148

Ohio (5.5%)
	American Municipal Power Ohio, Inc. Rev. (Greenup Hydroelectric)
1,000,000	5.000%, 2/15/2041, Ser. A	1,127,970
	AMP Fremont Energy Center Rev.
3,000,000	5.000%, 2/15/2037, Ser. B	3,319,890
	Buckeye Tobacco Settlement Financing Auth. Rev.
16,920,000	5.125%, 6/1/2024, Ser. A-2	15,820,200
	City of Toledo, OH Water System Rev. Improvements
2,455,000	5.000%, 11/15/2036	2,874,265
	City of Toledo, OH Water System Rev. Improvements and Refg.
2,500,000	5.000%, 11/15/2038	2,831,475
	County of Fairfield, OH Hospital Rev. Refg. and Improvement (Fairfield Medical Center)
3,470,000	5.250%, 6/15/2043	3,751,382
	Cuyahoga County, OH G.O. Capital Improvement and Refg.
2,540,000	5.000%, 12/1/2021, Ser. A	2,858,541

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Ohio (5.5%) - continued
	Cuyahoga County, OH Sales Tax Rev.
$1,000,000	5.000%, 12/1/2035	$1,166,530
	Hamilton County, OH Health Care Improvement Rev. Refg. (Life Enriching Communities)
1,800,000	5.000%, 1/1/2046	1,907,694
	Kent State University General Receipts Rev.
1,000,000	5.000%, 5/1/2021	1,136,820
2,000,000	5.000%, 5/1/2029	2,391,900
1,500,000	5.000%, 5/1/2037, Ser. A	1,692,525
	Lucas County, OH Health Care System Refg. Rev. (Sunset Retirement Communities)
1,360,000	5.125%, 8/15/2025	1,511,980
1,750,000	5.500%, 8/15/2030	1,931,983
	Miami University OH Rev.
1,600,000	5.000%, 9/1/2036	1,800,672
	Ohio Higher Educational Fac. Commission Rev. (Dayton University)
2,565,000	5.000%, 12/1/2035, Ser. A	2,907,248
	Ohio Higher Educational Facility Commission Rev. Refg. (Kenyon College)
3,235,000	5.250%, 7/1/2044[a]	3,620,289
1,505,000	5.250%, 7/1/2044	1,644,453
	Ohio Hospital Rev. (Cleveland Clinic Health System Obligated Group)
5,000,000	5.000%, 1/1/2034	5,658,150
	Ohio State Higher Educational Fac. Commission Rev. (Case Western Reserve University)
1,380,000	6.500%, 10/1/2020, Ser. B	1,488,758
2,745,000	5.000%, 12/1/2028	3,211,458
	Ohio State Turnpike Commission Rev.
8,000,000	0.000%, 2/15/2034[d]	7,715,600
	Ohio State Turnpike Commission Rev. Refg. (NATL-RE Insured)
2,000,000	5.500%, 2/15/2024, Ser. Ac	2,426,220
10,000,000	5.500%, 2/15/2026, Ser. Ac	12,651,600

	Total	87,447,603

Oklahoma (1.2%)
	Grand River, OK Dam Authority Rev.
7,815,000	5.000%, 6/1/2039, Ser. A	8,861,663
	Oklahoma Agricultural and Mechanical Colleges General Rev.
3,000,000	5.000%, 8/1/2038, Ser. C	3,440,670
	Oklahoma Municipal Power Auth. Power Supply System Rev.
1,620,000	6.000%, 1/1/2038, Ser. Aa	1,654,684
	Oklahoma State Turnpike Auth. Rev.
2,500,000	5.000%, 1/1/2042, Ser. A	2,891,550
	Oklahoma State Turnpike Auth. Rev. Refg.
500,000	5.000%, 1/1/2028, Ser. A	561,980
	Oklahoma State Water Resources Board Loan Program Rev.
2,005,000	5.000%, 10/1/2040, Ser. A	2,357,600

	Total	19,768,147

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Oregon (0.3%)
	Clackamas County, OR Hospital Fac. Auth. Rev. (Legacy Health Systems)
$300,000	5.500%, 7/15/2035, Ser. Aa	$326,238
	Port of Portland, OR Rev. Refg. (Portland International Airport)
1,025,000	5.000%, 7/1/2035, Ser. 23	1,184,890
	Salem-Keizer School District No. 24J, Marion and Polk Counties, OR G.O.
5,000,000	Zero Coupon, 6/15/2028, Ser. B	3,772,750

	Total	5,283,878

Pennsylvania (3.2%)
	Allegheny County Hospital Development Auth. Rev. (University of Pittsburgh Medical Center)
3,000,000	5.000%, 6/15/2018, Ser. B	3,105,630
2,100,000	5.625%, 8/15/2039	2,262,267
	Cumberland County, PA Municipal Auth. Rev. (Daikon Lutheran Social Ministries)
1,350,000	5.000%, 1/1/2038	1,461,969
	Cumberland County, PA Municipal Auth. Rev. (Diakon Lutheran Social Ministries)
205,000	6.125%, 1/1/2029	218,897
1,860,000	6.125%, 1/1/2029[a]	1,994,571
	Lycoming County, PA Auth. Health System Rev. (Susquehanna Health System)
7,075,000	5.750%, 7/1/2039, Ser. A	7,657,768
	Pennsylvania Economic Development Financing Auth. Unemployment Compensation Rev.
3,000,000	5.000%, 7/1/2020, Ser. B	3,230,190
	Pennsylvania Turnpike Commission Turnpike Rev.
3,000,000	5.000%, 12/1/2040, Ser. B	3,394,470
3,000,000	5.000%, 12/1/2046, Ser. A-1	3,365,910
	Pennsylvania Turnpike Commission Turnpike Rev. (AGC Insured)
10,070,000	6.250%, 6/1/2038, Ser. Ca,c	10,517,410
	Pennsylvania Turnpike Commission Turnpike Rev. (AGM Insured)
10,440,000	6.250%, 6/1/2033, Ser. Cc	13,477,413

	Total	50,686,495

South Carolina (2.2%)
	Beaufort-Jasper Water & Sewer Auth. Rev. Refg.
330,000	5.000%, 3/1/2024, Ser. B	399,960
425,000	5.000%, 3/1/2025, Ser. B	521,012
	Charleston County, SC Airport System Rev.
6,215,000	5.500%, 7/1/2031, Ser. A, AMT	7,080,314
	County of Charleston, SC G.O. Transportation Sales Tax Refg.
10,005,000	5.000%, 11/1/2021	11,599,497
	Greenwood County, SC Hospital Fac. Refg. Rev. (Self Regional Healthcare)
1,120,000	5.000%, 10/1/2024, Ser. B	1,279,970
2,890,000	5.000%, 10/1/2031, Ser. B	3,204,923

Principal Amount	Long-Term Fixed Income (99.1%)	Value
South Carolina (2.2%) - continued
	Greenwood County, SC Hospital Fac. Rev. (Self Regional Healthcare)
$2,250,000	5.375%, 10/1/2039	$2,398,297
	Piedmont, SC Municipal Power Agency Electric Rev. Refg. (NATL-RE Insured)
4,000,000	6.250%, 1/1/2021[c]	4,641,680
	South Carolina State Public Service Auth.
305,000	5.500%, 1/1/2038, Ser. Aa	324,569
3,550,000	5.500%, 1/1/2038, Ser. Aa	3,777,768

	Total	35,227,990

South Dakota (0.3%)
	South Dakota Board Of Regents Housing & Auxiliary Fac. System Rev.
1,000,000	5.000%, 4/1/2033, Ser. B	1,141,920
	South Dakota Health & Educational Fac. Auth. Rev. (Regional Health)
1,000,000	5.000%, 9/1/2023	1,105,160
820,000	5.000%, 9/1/2025	897,826
	South Dakota Health & Educational Fac. Auth. Rev. (Sanford Health)
1,250,000	5.500%, 11/1/2040	1,340,600

	Total	4,485,506

Tennessee (0.5%)
	Jackson-Madison County General Hospital, Inc.
555,000	5.625%, 4/1/2038	569,591
1,505,000	5.625%, 4/1/2038[a]	1,551,881
930,000	5.750%, 4/1/2041	955,026
2,520,000	5.750%, 4/1/2041[a]	2,600,589
	Tennessee State School Bond Auth. Rev. (2nd Program)
500,000	5.000%, 11/1/2031	585,290
450,000	5.000%, 11/1/2032	524,484
1,275,000	5.000%, 11/1/2034	1,475,953
250,000	5.000%, 11/1/2036	288,155

	Total	8,550,969

Texas (11.9%)
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools)
1,000,000	5.000%, 8/15/2042	1,049,870
2,000,000	6.000%, 8/15/2043	2,299,340
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools) (PSF-GTD Insured)
1,000,000	5.000%, 8/15/2036, Ser. Ac	1,174,600
4,605,000	5.000%, 8/15/2039[c]	5,267,107
2,000,000	5.000%, 8/15/2046, Ser. Ac	2,297,540
	Clifton, TX Higher Education Finance Corporation Education Rev. (Uplift Education)
4,000,000	6.250%, 12/1/2045, Ser. Aa	4,659,680
	Dallas and Fort Worth, TX International Airport Rev. Refg.
4,000,000	5.250%, 11/1/2033, Ser. F	4,703,520

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Texas (11.9%) - continued
	Dallas Independent School District, Dallas County, TX Unlimited Tax School Building G.O. (PSF-GTD Insured)
$10,000,000	6.375%, 2/15/2034[a,c]	$10,293,800
	Gulf Coast Waste Disposal Auth., TX Pollution Control Rev. Refg. (Exxon)
6,300,000	0.710%, 6/1/2020[b]	6,300,000
	Harris County Health Fac. Development Corporation Hospital Rev. Refg. (Memorial Hermann Healthcare System)
2,015,000	7.250%, 12/1/2035, Ser. Ba	2,183,736
	Harris County Industrial Development Corporation Pollution Control Rev. (Exxon)
4,600,000	0.710%, 3/1/2024[b]	4,600,000
3,500,000	0.710%, 3/1/2024[b]	3,500,000
	Harris County, TX G.O. and Rev. Refg. (NATL-RE Insured)
7,000,000	0.000%, 8/15/2024[c]	6,135,780
	Harris County, TX Toll Road Rev. Refg.
5,000,000	5.000%, 8/15/2047, Ser. A	5,766,750
6,500,000	5.250%, 8/15/2047, Ser. Ba	6,792,565
	Houston, TX Water and Sewer System Rev. Refg. (AGM Insured)
10,000,000	5.750%, 12/1/2032, Ser. Aa,c	14,149,300
	Lewisville Independent School District, Denton County, TX G.O. Unlimited Tax School Building and Refg. (PSF-GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[c]	5,186,164
	New Hope Cultural Education Facilities Corporation, TX Student Housing Rev. (Collegiate Housing College Station I LLC - Texas A&M University)
1,000,000	5.000%, 4/1/2029, Ser. A	1,083,510
	North East Independent School District, Bexar County, TX G.O. Unlimited Tax Refg. (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[c]	6,387,250
2,000,000	5.250%, 2/1/2029[c]	2,566,160
	North Texas Education Finance Corporation Education Rev. (Uplift Education)
4,500,000	5.125%, 12/1/2042, Ser. A	4,744,530
	North Texas Tollway Auth. System Rev.
15,000,000	5.000%, 9/1/2030, Ser. D	17,084,400
	North Texas Tollway Auth. System Rev. Refg.
420,000	5.625%, 1/1/2033[a]	428,304
125,000	5.625%, 1/1/2033	127,354
455,000	5.625%, 1/1/2033, Ser. Aa	463,995
5,000,000	5.000%, 1/1/2042, Ser. B	5,475,650
	North Texas Tollway Auth. System Rev. Refg. (AGC Insured)
5,000,000	0.000%, 1/1/2028, Ser. Dc	3,731,150
	Northside Independent School District School Building G.O. (PSF-GTD Insured)
4,375,000	1.350%, 6/1/2033[b,c]	4,379,331

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Texas (11.9%) - continued
	Northwest Independent School District G.O. (Denton, Tarrant and Wise Counties, TX) (PSF-GTD Insured)
$5,705,000	5.000%, 2/15/2038[c]	$6,575,241
	Pharr, TX Higher Education Finance Auth. Education Rev. (Idea Public Schools)
2,500,000	6.250%, 8/15/2029, Ser. A	2,669,225
350,000	6.500%, 8/15/2039, Ser. A	374,692
1,650,000	6.500%, 8/15/2039, Ser. Aa	1,830,840
	Red River Education Finance Corporation Rev. (St. Edwards University)
2,130,000	5.000%, 6/1/2046	2,330,199
	San Juan Higher Education Finance Auth. Education Rev. (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Ser. Aa	2,333,780
	Socorro, TX Independent School District G.O. (PSF-GTD Insured)
75,000	5.000%, 8/15/2034[c]	82,655
1,925,000	5.000%, 8/15/2034[a,c]	2,151,669
	Southeast Texas Housing Finance Corporation Single Family Mortgage Rev. (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,c]	11,608,147
	Southwest Higher Education Auth., Inc., Higher Education Rev. (Southern Methodist University)
1,700,000	5.000%, 10/1/2041	1,869,847
	State of Texas G.O. Refg.
13,940,000	5.000%, 10/1/2044, Ser. A	16,143,775
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center)
2,640,000	5.000%, 9/1/2030	3,006,511
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center) (AGC Insured)
1,250,000	5.250%, 9/1/2026, Ser. Bc	1,338,925
2,000,000	5.250%, 9/1/2027, Ser. Bc	2,139,160
1,000,000	5.250%, 9/1/2028, Ser. Bc	1,067,880
	Texas College Student Loan G.O.
1,900,000	5.000%, 8/1/2017, AMT	1,900,000

	Total	190,253,932

Utah (1.7%)
	Riverton, UT Hospital Rev.
3,010,000	5.000%, 8/15/2041	3,199,449
	Salt Lake City, UT Airport Rev.
1,000,000	5.000%, 7/1/2042, Ser. A, AMT	1,150,060
	Utah Associated Municipal Power Systems Rev. Refg. (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027[a]	6,584,820
	Utah County, UT Hospital Rev. (IHC Health Services, Inc.)
1,085,000	5.000%, 5/15/2023, Ser. A	1,292,094
3,175,000	5.000%, 5/15/2043	3,502,469
1,610,000	5.000%, 5/15/2045, Ser. A	1,813,762
7,500,000	5.000%, 5/15/2046, Ser. B	8,650,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Utah (1.7%) - continued
	Utah State Charter School Finance Auth. Charter School Rev. (North Davis Preparatory)
$1,000,000	6.250%, 7/15/2030	$1,064,980

	Total	27,258,584

Vermont (0.1%)
	Vermont Educational & Health Buildings Financing Agency Rev. Refg. (University of Vermont Medical Center)
1,000,000	5.000%, 12/1/2035, Ser. A	1,131,750
1,000,000	5.000%, 12/1/2036, Ser. A	1,129,300

	Total	2,261,050

Virginia (1.8%)
	Fairfax County, VA Industrial Development Auth. Health Care Rev. (Inova Health System)
1,000,000	5.000%, 5/15/2025, Ser. C	1,069,070
2,405,000	5.000%, 5/15/2044, Ser. A	2,722,027
	Fairfax County, VA Industrial Development Auth. Health Care Rev. Refg. (Inova Health System)
1,930,000	5.250%, 8/15/2019	2,010,848
	Virginia Commonwealth Transportation Board Rev.
10,000,000	5.000%, 5/15/2034	11,275,100
	Virginia Port Auth. Port Fac. Rev.
2,000,000	5.000%, 7/1/2040[a]	2,153,080
	Virginia Small Business Financing Auth. Rev. (Elizabeth River Crossings Opco, LLC)
8,505,000	6.000%, 1/1/2037, AMT	9,638,121

	Total	28,868,246

Washington (3.4%)
	Clark County, WA Public Utility District No. 1 Electric Rev. Refg.
785,000	5.000%, 1/1/2029	933,106
	Clark County, WA Public Utility District No. 1 Generating System Rev. Refg.
2,480,000	5.000%, 1/1/2024	2,968,808
	FYI Properties Lease Rev. (State of Washington Department of Informational Services)
2,555,000	5.500%, 6/1/2034	2,739,650
	Pierce County, WA School District No. 10, Tacoma G.O. Refg.
2,170,000	5.000%, 12/1/2039	2,534,842
	Port of Seattle Special Fac. Rev. Refg. (Seatac Fuel Fac., LLC)
670,000	5.000%, 6/1/2019, AMT	714,562
1,000,000	5.000%, 6/1/2020, AMT	1,098,810
	Snohomish County, WA Edmonds School District No. 15 U.T.G.O.
1,000,000	5.000%, 12/1/2033	1,162,930
	State of Washington Various Purpose G.O.
5,390,000	5.000%, 8/1/2021, Ser. A	6,194,781
12,095,000	5.000%, 8/1/2030, Ser. A	14,236,057
	Washington Health Care Fac. Auth. Rev. (Kadlec Regional Medical Center)
2,625,000	5.250%, 12/1/2030[a]	2,977,931

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Washington (3.4%) - continued
	Washington Health Care Fac. Auth. Rev. (Providence Health & Services)
$5,000,000	5.250%, 10/1/2032, Ser. A	$5,402,150
	Washington Health Care Fac. Auth. Rev. (Seattle Cancer Care Alliance)
5,010,000	7.375%, 3/1/2038[a]	5,512,102
	Washington Higher Education Fac. Auth. Rev. Refg. (Gonzaga University)
3,120,000	5.000%, 4/1/2029, Ser. Ba	3,328,697
2,205,000	5.000%, 4/1/2029, Ser. Ba	2,352,492
	Washington Higher Education Fac. Auth. Rev. Refg. (Whitworth University)
1,290,000	5.875%, 10/1/2034[a]	1,421,645
1,000,000	5.625%, 10/1/2040[a]	1,096,710

	Total	54,675,273

Wisconsin (2.5%)
	Kaukauna, WI Electric System Rev. (AGM Insured)
3,000,000	5.000%, 12/15/2035, Ser. Ac	3,353,940
	Monroe, WI Redevelopment Auth. Rev. (Monroe Clinic, Inc.)
3,520,000	5.875%, 2/15/2039[a]	3,783,648
	Wisconsin Health & Educational Fac. Auth. Rev. (Marquette University)
1,125,000	5.000%, 10/1/2033, Ser. B-1[a]	1,230,132
	Wisconsin Health & Educational Fac. Auth. Rev. (Marshfield Clinic Health Systems)
2,000,000	5.000%, 2/15/2046, Ser. A	2,204,240
	Wisconsin Health & Educational Fac. Auth. Rev. (Thedacare, Inc.)
5,335,000	5.500%, 12/15/2038, Ser. A	5,696,126
1,195,000	5.000%, 12/15/2039	1,325,279
2,500,000	5.000%, 12/15/2044	2,748,550
	Wisconsin Health & Educational Fac. Auth. Rev. Refg. (Ascension Health Credit Group)
9,275,000	5.000%, 11/15/2039, Ser. A	10,621,266
	Wisconsin Health & Educational Fac. Auth. Rev. Refg. (Marquette University)
8,000,000	5.000%, 10/1/2041	9,088,240

	Total	40,051,421

Wyoming (0.4%)
	Wyoming Municipal Power Agency Power Supply System Rev.
3,270,000	5.375%, 1/1/2042, Ser. Aa	3,332,064

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (99.1%)	Value
Wyoming (0.4%) - continued
	Wyoming State Farm Loan Board Capital Fac. Refg. Rev.
$2,990,000	5.750%, 10/1/2020	$3,145,869

	Total	6,477,933

	Total Long-Term Fixed Income (cost $1,491,714,564)	1,586,683,610

	Total Investments (cost $1,491,714,564) 99.1%	$1,586,683,610

	Other Assets and Liabilities, Net 0.9%	14,284,720

	Total Net Assets 100.0%	$1,600,968,330

a	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2017.
c	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2017.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Municipal Bond Fund as of July 31, 2017 was $1,627,765 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2017.

Security	Acquisition Date	Cost
Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood), 12/1/2021	1/23/2013	$1,055,684
Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood), 12/1/2022	1/23/2013	529,945

Definitions:

AGC	-	Assured Guaranty, Ltd
AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Company
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
BAM	-	Build America Mutual
C.O.P.	-	Certificate of Participation
CR	-	Custodian Receipts
Fac.	-	Facility/Facilities
FGIC	-	Federal Guaranty Insurance Company
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
G.O.	-	General Obligation
NATL-RE	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guarantee Program
Q-SBLF	-	Qualified School Bond Loan Fund
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series
U.T.G.O.	-	Unlimited Tax General Obligation

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$100,191,571
Gross unrealized depreciation	(5,222,525)

Net unrealized appreciation (depreciation)	$94,969,046
Cost for federal income tax purposes	$1,491,714,564

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Education	181,890,751	–	181,890,751	–
Electric Revenue	58,952,537	–	58,952,537	–
Escrowed/Pre-refunded	307,484,456	–	307,484,456	–
General Obligation	170,857,290	–	170,857,290	–
Health Care	220,595,094	–	220,595,094	–
Housing Finance	26,333,538	–	26,333,538	–
Industrial Development Revenue	10,272,649	–	10,272,649	–
Other Revenue	108,023,468	–	108,023,468	–
Tax Revenue	119,759,398	–	119,759,398	–
Transportation	269,483,840	–	269,483,840	–
Water & Sewer	113,030,589	–	113,030,589	–
Total	$1,586,683,610	$–	$1,586,683,610	$–

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

GOVERNMENT BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (98.3%)	Value
Asset-Backed Securities (3.5%)
	Navient Student Loan Trust
$500,000	1.982%, 7/25/2066, Ser. 2017-1A, Class A2[a,b]	$504,502
500,000	1.832%, 7/26/2066, Ser. 2017-3A, Class A2[a,b]	501,324
	Northstar Education Finance, Inc.
392,503	1.932%, 12/26/2031, Ser. 2012-1, Class Aa,b	391,838
	U.S. Small Business Administration
782,459	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	806,193

	Total	2,203,857

Collateralized Mortgage Obligations (1.1%)
	Federal Home Loan Mortgage Corporation Whole Loan Securities Trust
418,738	3.000%, 7/25/2046, Ser. 2016-SC01, Class 1A	413,893
	NCUA Guaranteed Notes
262,423	1.673%, 10/7/2020, Ser. 2010-R1, Class 1Ab	263,061

	Total	676,954

Commercial Mortgage-Backed Securities (1.7%)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
500,000	3.002%, 1/25/2024, Ser. K725, Class A2	518,073
500,000	3.430%, 1/25/2027, Ser. K063, Class A2	525,010

	Total	1,043,083

Energy (0.7%)
	Petroleos Mexicanos
400,000	2.378%, 4/15/2025	401,842

	Total	401,842

Financials (4.0%)
	Bank Nederlandse Gemeenten NV
500,000	2.375%, 2/1/2022[a]	506,905
	DNB Boligkreditt AS
500,000	2.500%, 3/28/2022[a]	504,387
	Korea Development Bank
500,000	1.905%, 5/27/2022[b]	499,630
	Private Export Funding Corporation
1,000,000	2.050%, 11/15/2022	998,715

	Total	2,509,637

Foreign Government (10.5%)
	Asian Development Bank
1,000,000	2.125%, 3/19/2025	986,442
	CPPIB Capital, Inc.
500,000	2.250%, 1/25/2022[a]	504,180
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	513,100
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	523,375
600,000	4.375%, 1/24/2044	715,294
	International Bank for Reconstruction & Development
500,000	2.000%, 1/26/2022	501,229

Principal Amount	Long-Term Fixed Income (98.3%)	Value
Foreign Government (10.5%) - continued
	Japan Bank for International Cooperation
$500,000	1.762%, 2/24/2020[b]	$499,716
	Kommunalbanken AS
340,000	1.500%, 10/22/2019[a]	338,913
	Nordic Investment Bank
500,000	2.125%, 2/1/2022	503,840
	Province of Manitoba Canada
500,000	2.125%, 5/4/2022	498,363
	Province of Quebec Canada
500,000	2.750%, 4/12/2027	499,595
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[a]	499,955

	Total	6,584,002

Mortgage-Backed Securities (12.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
400,000	3.000%, 8/1/2032[c]	411,664
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,000,000	4.000%, 8/1/2047[c]	1,053,331
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
750,000	3.000%, 8/1/2047[c]	751,289
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,650,000	3.500%, 8/1/2047[c]	3,757,789
1,500,000	4.000%, 8/1/2047[c]	1,579,395
450,000	4.500%, 8/1/2047[c]	483,117

	Total	8,036,585

U.S. Government and Agencies (64.0%)
	Federal Farm Credit Bank
500,000	2.210%, 8/1/2024	487,440
	Federal Home Loan Bank
350,000	1.375%, 11/15/2019	349,424
	Federal Home Loan Mortgage Corporation
1,500,000	2.375%, 1/13/2022	1,533,729
	Federal National Mortgage Association
1,000,000	1.250%, 8/17/2021	979,782
1,000,000	2.000%, 1/5/2022	1,006,025
5,200,000	1.875%, 9/24/2026	4,954,778
1,250,000	6.250%, 5/15/2029	1,696,041
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,598,977
	U.S. Treasury Bonds
850,000	6.500%, 11/15/2026	1,153,145
115,000	5.500%, 8/15/2028	150,286
500,000	4.750%, 2/15/2037	662,695
1,585,000	2.500%, 5/15/2046	1,460,925
	U.S. Treasury Bonds, TIPS
3,970,599	0.125%, 1/15/2023	3,955,828
357,032	2.375%, 1/15/2025	408,536
455,900	0.375%, 1/15/2027	450,129
367,984	2.125%, 2/15/2040	457,592
1,624,575	0.750%, 2/15/2042	1,544,168

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

GOVERNMENT BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (98.3%)	Value
U.S. Government and Agencies (64.0%) - continued
	U.S. Treasury Notes
$750,000	1.375%, 12/15/2019	$749,444
250,000	1.375%, 2/15/2020	249,600
1,000,000	1.750%, 5/31/2022	996,641
1,650,000	1.375%, 9/30/2023	1,589,285
6,250,000	1.625%, 10/31/2023	6,107,175
3,250,000	2.000%, 5/31/2024	3,231,465
3,950,000	2.250%, 11/15/2024	3,980,703
300,000	2.250%, 2/15/2027	299,156

	Total	40,052,969

	Total Long-Term Fixed Income (cost $60,577,826)	61,508,929

Shares or Principal Amount	Short-Term Investments (14.1%)[d]	Value
	Federal Home Loan Bank Discount Notes
275,000	1.000%, 8/3/2017	274,984
2,300,000	1.010%, 8/18/2017	2,298,915
2,730,000	1.022%, 9/8/2017[e]	2,727,090
	Thrivent Core Short-Term Reserve Fund
353,317	1.280%	3,533,165

	Total Short-Term Investments (cost $8,834,107)	8,834,154

	Total Investments (cost $69,411,933) 112.4%	$70,343,083

	Other Assets and Liabilities, Net (12.4%)	(7,742,588)

	Total Net Assets 100.0%	$62,600,495

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2017, the value of these investments was $3,752,004 or 6.0% of total net assets.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2017.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,437,049
Gross unrealized depreciation	(505,899)

Net unrealized appreciation (depreciation)	$931,150
Cost for federal income tax purposes	$69,411,933

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

GOVERNMENT BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	2,203,857	–	2,203,857	–
Collateralized Mortgage Obligations	676,954	–	676,954	–
Commercial Mortgage-Backed Securities	1,043,083	–	1,043,083	–
Energy	401,842	–	401,842	–
Financials	2,509,637	–	2,509,637	–
Foreign Government	6,584,002	–	6,584,002	–
Mortgage-Backed Securities	8,036,585	–	8,036,585	–
U.S. Government and Agencies	40,052,969	–	40,052,969	–
Short-Term Investments	5,300,989	–	5,300,989	–
Subtotal Investments in Securities	$66,809,918	$–	$66,809,918	$–

Other Investments *	Total
Short-Term Investments	3,533,165
Subtotal Other Investments	$3,533,165
Total Investments at Value	$70,343,083

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	6,116	6,116	–	–
Total Asset Derivatives	$6,116	$6,116	$–	$–

Liability Derivatives
Futures Contracts	41,666	41,666	–	–
Total Liability Derivatives	$41,666	$41,666	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Government Bond Fund’s futures contracts held as of July 31, 2017. Investments and/or cash totaling $299,680 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	11	September 2017	$2,381,018	$2,379,781	($1,237)
5-Yr. U.S. Treasury Bond Futures	20	September 2017	2,362,093	2,362,969	876
10-Yr. U.S. Treasury Bond Futures	(40)	September 2017	(5,022,060)	(5,035,626)	(13,566)
20-Yr. U.S. Treasury Bond Futures	(19)	September 2017	(2,890,016)	(2,906,406)	(16,390)
CME Ultra Long Term U.S. Treasury Bond	(6)	September 2017	(976,527)	(987,000)	(10,473)
Ultra 10-Yr. U.S. Treasury Note	13	September 2017	1,750,370	1,755,610	5,240
Total Futures Contracts					($35,550)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

GOVERNMENT BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Government Bond Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at July 31, 2017	Value July 31, 2017	Income Earned November 1, 2016 - July 31, 2017
Core Short-Term Reserve	$1,570,009	$20,764,707	$18,801,551	353,317	$3,533,165	$23,308
Total Value and Income Earned	$1,570,009				$3,533,165	$23,308

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Bank Loans (0.9%)[a]	Value
Basic Materials (<0.1%)
	Arch Coal, Inc., Term Loan
$64,838	5.234%, 3/7/2024	$65,340

	Total	65,340

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
691,719	3.944%, 11/10/2023	697,018
	Berry Plastics Corporation, Term Loan
210,000	3.474%, 2/8/2020	210,831
75,000	3.474%, 1/6/2021	75,196

	Total	983,045

Communications Services (0.3%)
	Cengage Learning Acquisitions, Term Loan
341,687	5.474%, 6/7/2023	322,426
	Coral-US Co-Borrower, LLC, Term Loan
135,000	4.734%, 11/19/2024	135,038
	LTS Buyer, LLC, Term Loan
537,600	4.546%, 4/13/2020	539,482
	McGraw-Hill Global Education Holdings, LLC, Term Loan
164,584	5.234%, 5/4/2022	162,295
	NEP/NCP Holdco, Inc., Term Loan
119,692	4.484%, 7/21/2022	119,392
	Sable International Finance, Ltd., Term Loan
90,000	0.000%, 1/31/2025[b,c]	90,025
	TNS, Inc., Term Loan
440,691	5.240%, 2/15/2020	442,894
	Univision Communications, Inc., Term Loan
871,103	3.984%, 3/15/2024	867,593
	WideOpenWest Finance, LLC, Term Loan
150,000	4.476%, 8/6/2023	149,976

	Total	2,829,121

Consumer Cyclical (0.3%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
498,283	3.980%, 7/29/2021	500,465
	Ceridian HCM Holding, Inc., Term Loan
530,290	4.734%, 9/15/2020	530,290
	Mohegan Tribal Gaming Authority, Term Loan
248,812	5.234%, 10/13/2023[b,c]	251,664
	Scientific Games International, Inc., Term Loan
319,200	5.233%, 10/1/2021	319,500
215,000	0.000%, 8/14/2024[b,c]	215,269
	Seminole Hard Rock Entertainment, Inc., Term Loan
340,800	4.046%, 5/14/2020	342,221

	Total	2,159,409

Consumer Non-Cyclical (0.1%)
	Air Medical Group Holdings, Inc., Term Loan
195,000	5.228%, 4/28/2022	193,660

Principal Amount	Bank Loans (0.9%)[a]	Value
Consumer Non-Cyclical (0.1%) - continued
	JBS USA LUX SA, Term Loan
$229,425	3.804%, 10/30/2022	$227,346
	MPH Acquisition Holdings, LLC, Term Loan
99,684	4.296%, 6/7/2023	100,382
	Revlon Consumer Products Corporation, Term Loan
64,837	4.734%, 9/7/2023	58,479

	Total	579,867

Energy (0.1%)
	Houston Fuel Oil Terminal, LLC, Term Loan
104,731	4.550%, 8/19/2021	104,469
	Pacific Drilling SA, Term Loan
873,600	4.750%, 6/3/2018	328,325

	Total	432,794

Technology (<0.1%)
	Accudyne Industries, LLC, Term Loan
79,046	4.234%, 12/13/2019	79,017
	Harland Clarke Holdings Corporation, Term Loan
44,076	7.296%, 12/31/2021	44,429
133,361	6.796%, 2/9/2022	133,928
	Rackspace Hosting, Inc., Term Loan
95,000	4.172%, 11/3/2023	95,570

	Total	352,944

Utilities (<0.1%)
	Intergen NV, Term Loan
190,713	5.800%, 6/13/2020	190,714

	Total	190,714

	Total Bank Loans (cost $8,135,200)	7,593,234

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Asset-Backed Securities (25.5%)
	ALM Loan Funding CLO
3,300,000	2.444%, 10/17/2026, Ser. 2014-11A, Class A1R*,d	3,299,980
	Americredit Automobile Receivables Trust
2,940,631	1.340%, 4/8/2020, Ser. 2016-4, Class A2A	2,937,527
	Apidos CLO XVIII
3,400,000	2.433%, 7/22/2026, Ser. 2014-18A, Class A1R*,d	3,399,990
	ARI Fleet Lease Trust
3,400,000	1.910%, 4/15/2026, Ser. 2017-A, Class A2[e]	3,398,426
	Babson CLO, Ltd.
3,050,000	2.454%, 10/17/2026, Ser. 2014-IIA, Class AR*,d	3,050,116
	Barclays Dryrock Issuance Trust
2,750,000	1.520%, 5/16/2022, Ser. 2016-1, Class A	2,735,828
	Bayview Opportunity Master Fund IVa Trust
3,639,744	3.500%, 6/28/2057, Ser. 2017-SPL5, Class Ae	3,743,359

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
202

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Asset-Backed Securities (25.5%) - continued
	Bayview Opportunity Master Fund Trust
$673,444	3.598%, 9/29/2031, Ser. 2016-RN3, Class A1[e,f]	$677,556
	Betony CLO, Ltd.
2,750,000	2.654%, 4/15/2027, Ser. 2015-1A, Class AR*,d	2,756,746
	Birchwood Park CLO, Ltd.
3,450,000	2.484%, 7/15/2026, Ser. 2014-1A, Class AR*,d	3,455,796
	BlueMountain CLO, Ltd.
3,800,000	2.444%, 10/15/2026, Ser. 2014-3A, Class A1R*,d	3,799,981
	Brazos Higher Education Authority, Inc.
2,255,964	1.989%, 2/25/2030, Ser. 2011-1, Class A2[d]	2,255,978
	CARDS II Trust
4,900,000	1.596%, 4/18/2022, Ser. 2017-1A, Class Ad,e	4,907,777
	Carlyle Global Market Strategies CLO, Ltd.
3,000,000	2.504%, 10/15/2026, Ser. 2014-4A, Class A1R*,d	3,005,043
	CarMax Auto Owner Trust
4,312,005	1.210%, 11/15/2019, Ser. 2016-4, Class A2	4,305,759
	Cent CLO 16, LP
2,714,182	2.420%, 8/1/2024, Ser. 2012-16A, Class A1AR*,d	2,715,268
	Cent CLO 22, Ltd.
3,000,000	2.589%, 11/7/2026, Ser. 2014-22A, Class A1R*,d	3,002,847
	Chase Issuance Trust
1,750,000	1.100%, 1/15/2020, Ser. 2016-A6, Class A6	1,747,448
2,975,000	1.590%, 2/18/2020, Ser. 2015-A2, Class A2	2,977,769
	Chesapeake Funding II, LLC
2,774,126	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[e]	2,770,932
	Chrysler Capital Auto Receivables Trust
3,250,888	1.360%, 1/15/2020, Ser. 2016-BA, Class A2[e]	3,247,871
	CLUB Credit Trust
2,450,000	2.390%, 4/17/2023, Ser. 2017-NP1, Class A*	2,451,448
	Commonbond Student Loan Trust
515,436	3.200%, 6/25/2032, Ser. 2015-A, Class A*	518,963
2,000,000	2.550%, 5/25/2041, Ser. 2017-AG5, Class A1[e]	1,994,815
	CPS Auto Receivables Trust
777,083	2.070%, 11/15/2019, Ser. 2016-B, Class Ae	778,037
	Credit Based Asset Servicing and Securitization, LLC
665,142	3.398%, 12/25/2036, Ser. 2006-CB2, Class AF2[f]	526,424
	DRB Prime Student Loan Trust
2,275,604	3.132%, 10/27/2031, Ser. 2015-B, Class A1*,d	2,315,126
1,954,940	1.750%, 5/27/2042, Ser. 2017-A, Class A2Ae	1,953,763

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Asset-Backed Securities (25.5%) - continued
	Dryden 34 Senior Loan Fund CLO
$3,050,000	2.464%, 10/15/2026, Ser. 2014-34A, Class AR*,d	$3,055,032
	Earnest Student Loan Program, LLC
3,316,971	2.650%, 1/25/2041, Ser. 2017-A, Class A2[e]	3,307,577
	Edlinc Student Loan Funding Trust
983,166	4.190%, 10/1/2025, Ser. 2012-A, Class AT*,d	1,000,846
	Ford Credit Auto Owner Trust
3,696,008	1.040%, 9/15/2019, Ser. 2016-C, Class A2A	3,688,519
2,875,000	2.260%, 11/15/2025, Ser. 2014-1, Class Ae	2,899,485
	FRS, LLC
1,103,088	1.800%, 4/15/2043, Ser. 2013-1A, Class A1*	1,092,248
	GMAC Mortgage Corporation Loan Trust
127,726	1.732%, 8/25/2035, Ser. 2005-HE1, Class A2[d,g]	125,342
277,059	5.750%, 10/25/2036, Ser. 2006-HE3, Class A2[g]	280,596
415,910	1.412%, 12/25/2036, Ser. 2006-HE4, Class A1[d,g]	406,317
	GoldenTree Loan Opportunities IX, Ltd.
3,200,000	2.681%, 10/29/2026, Ser. 2014-9A, Class AR*,d	3,208,227
	GreatAmerica Leasing Receivables Funding, LLC
3,000,000	2.060%, 6/22/2020, Ser. 2017-1, Class A3[e]	3,005,277
	Home Partners of America Trust
2,993,036	2.043%, 7/17/2034, Ser. 2017-1, Class Ad,e	3,008,018
	Impac CMB Trust
1,039,599	1.752%, 4/25/2035, Ser. 2005-2, Class 1A1[d]	960,354
382,599	1.872%, 8/25/2035, Ser. 2005-5, Class A1[d]	344,142
	John Deere Owner Trust
1,500,000	1.250%, 6/15/2020, Ser. 2016-B, Class A3	1,494,027
	Kubota Credit Owner Trust
1,755,077	1.250%, 4/15/2019, Ser. 2016-1A, Class A2[e]	1,752,576
	Madison Park Funding XIV, Ltd.
3,450,000	2.427%, 7/20/2026, Ser. 2014-14A, Class A1R*,d	3,459,884
	Marlette Funding Trust
2,210,519	2.827%, 3/15/2024, Ser. 2017-AA, Class Ae	2,222,071
	Master Credit Card Trust
3,500,000	1.979%, 9/23/2019, Ser. 2016-1A, Class Ad,e	3,513,377
	Mill City Mortgage Loan Trust
1,210,413	2.500%, 4/25/2057, Ser. 2016-1, Class A1[e]	1,214,645
	MLCC Mortgage Investors, Inc.
862,507	1.892%, 9/25/2029, Ser. 2004-D, Class A1[d]	857,632
	MMAF Equipment Finance, LLC
2,100,000	1.730%, 5/18/2020, Ser. 2017-AA, Class A2[e]	2,101,660

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
203

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Asset-Backed Securities (25.5%) - continued
	Mortgage Equity Conversion Asset Trust
$1,654,153	1.710%, 1/25/2042, Ser. 2007-FF1, Class A*,d	$1,422,572
1,652,112	1.530%, 2/25/2042, Ser. 2007-FF2, Class A*,d	1,408,425
	Navient Student Loan Trust
1,182,122	1.982%, 6/25/2065, Ser. 2016-2, Class A1[d,e]	1,185,982
5,250,000	1.982%, 7/25/2066, Ser. 2017-1A, Class A2[d,e]	5,297,271
2,700,000	1.832%, 7/26/2066, Ser. 2017-3A, Class A2[d,e]	2,707,151
	Neuberger Berman CLO, Ltd.
2,800,000	2.493%, 4/22/2029, Ser. 2014-17A, Class AR*,d	2,799,992
	NextGear Floorplan Master Owner Trust
2,000,000	1.920%, 10/15/2019, Ser. 2014-1A, Class A*	2,001,303
	Northstar Education Finance, Inc.
1,570,012	1.932%, 12/26/2031, Ser. 2012-1, Class Ad,e	1,567,352
	Octagon Investment Partners XX, Ltd.
3,350,000	2.311%, 8/12/2026, Ser. 2014-1A, Class AR*,d	3,363,075
	OneMain Direct Auto Receivables Trust
639,072	2.040%, 1/15/2021, Ser. 2016-1A, Class Ae	639,571
	OneMain Financial Issuance Trust
1,750,000	4.100%, 3/20/2028, Ser. 2016-2A, Class Ae	1,785,512
	OZLM VIII, Ltd.
3,300,000	2.434%, 10/17/2026, Ser. 2014-8A, Class A1AR*,d	3,299,983
	Prestige Auto Receivables Trust
3,680,501	1.460%, 7/15/2020, Ser. 2016-2A, Class A2[e]	3,672,396
	Progress Residential Trust
3,000,000	2.768%, 8/17/2034, Ser. 2017-SFR1, Class Ae	3,014,159
	Race Point IX CLO, Ltd.
1,200,000	2.814%, 4/15/2027, Ser. 2015-9A, Class A1*,d	1,201,514
	Renaissance Home Equity Loan Trust
1,365,314	5.608%, 5/25/2036, Ser. 2006-1, Class AF3[f]	955,923
694,740	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[f]	371,500
	Securitized Term Auto Receivables Trust
1,351,348	1.284%, 11/26/2018, Ser. 2016-1A, Class A2Ae	1,350,406
5,000,000	1.890%, 8/25/2020, Ser. 2017-1A, Class A3[e]	4,999,346
	SLM Student Loan Trust
3,399,923	1.632%, 3/25/2025, Ser. 2010-1, Class Ad	3,362,511
2,061,639	1.752%, 3/25/2026, Ser. 2011-1, Class A1[d]	2,066,772
1,695,757	2.276%, 5/17/2027, Ser. 2013-A, Class A2Bd,e	1,706,347

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Asset-Backed Securities (25.5%) - continued
	SoFi Consumer Loan Program, LLC
$2,409,887	3.280%, 1/26/2026, Ser. 2017-1, Class Ae	$2,443,882
1,783,075	2.770%, 5/25/2026, Ser. 2017-3, Class Ae	1,798,797
	SoFi Professional Loan Program, LLC
1,361,673	2.420%, 3/25/2030, Ser. 2015-A, Class A2[e]	1,365,998
1,656,229	1.680%, 3/25/2031, Ser. 2016-B, Class A2Ae	1,656,839
1,081,486	1.480%, 5/26/2031, Ser. 2016-C, Class A2Ae	1,079,302
1,049,669	2.510%, 8/25/2033, Ser. 2015-C, Class A2[e]	1,052,896
1,473,192	2.082%, 7/25/2039, Ser. 2016-E, Class A1[d,e]	1,485,136
3,578,939	1.550%, 3/26/2040, Ser. 2017-A, Class A2Ae	3,570,264
	Springleaf Funding Trust
3,350,000	2.900%, 11/15/2029, Ser. 2016-AA, Class Ae	3,384,490
	Symphony CLO VIII, Ltd.
1,358,797	2.404%, 1/9/2023, Ser. 2012-8A, Class AR*,d	1,359,637
	Synchrony Credit Card Master Note Trust
5,125,000	1.600%, 4/15/2021, Ser. 2015-2, Class A	5,126,874
	Towd Point Mortgage Trust
1,875,516	2.750%, 4/25/2057, Ser. 2017-2, Class A1[e]	1,893,550
	Toyota Auto Receivables Owner Trust
3,782,614	1.060%, 5/15/2019, Ser. 2016-D, Class A2A	3,777,519
	Upstart Securitization Trust
2,880,000	2.639%, 6/20/2024, Ser. 2017-1, Class A*	2,879,785
	Vericrest Opportunity Loan Transferee
1,356,335	3.500%, 6/26/2045, Ser. 2015-NPL8, Class A1[e,f]	1,360,301
2,020,073	3.500%, 2/25/2047, Ser. 2017-NPL1, Class A1[e,f]	2,021,960
1,635,057	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[e,f]	1,641,064
	Verizon Owner Trust
3,500,000	1.420%, 1/20/2021, Ser. 2016-1A, Class Ae	3,483,680
2,225,000	2.060%, 9/20/2021, Ser. 2017-1A, Class Ae	2,234,234
	Volvo Financial Equipment, LLC
4,000,000	1.920%, 3/15/2021, Ser. 2017-1A, Class A3[e]	4,005,279
	Voya CLO 3, Ltd.
3,050,000	2.734%, 7/25/2026, Ser. 2014-3A, Class A1*,d	3,052,531
	Wachovia Asset Securitization, Inc.
408,190	1.372%, 7/25/2037, Ser. 2007-HE1, Class A*,d,g	355,069
	Wheels SPV 2, LLC
1,802,784	1.590%, 5/20/2025, Ser. 2016-1A, Class A2[e]	1,802,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
204

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Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Asset-Backed Securities (25.5%) - continued
	1.880%, 4/20/2026, Ser.
$1,000,000	2017-1A, Class A2[e]	$1,000,000

	Total	221,739,325

Basic Materials (0.7%)
	Georgia-Pacific, LLC
1,995,000	2.539%, 11/15/2019[e]	2,019,263
	Glencore Funding, LLC
825,000	2.364%, 4/16/2018[d,e]	826,898
	Sherwin-Williams Company
2,000,000	2.250%, 5/15/2020	2,013,266
	Vale Overseas, Ltd.
1,200,000	5.875%, 6/10/2021[h]	1,309,500

	Total	6,168,927

Capital Goods (0.6%)
	Lockheed Martin Corporation
1,355,000	2.500%, 11/23/2020	1,379,112
	Roper Technologies, Inc.
923,000	6.250%, 9/1/2019	1,001,661
650,000	2.800%, 12/15/2021	657,183
	Siemens Financieringsmaatschappij NV
2,000,000	1.860%, 3/16/2022[d,e]	2,019,352
	Textron, Inc.
350,000	3.875%, 3/1/2025	363,256

	Total	5,420,564

Collateralized Mortgage Obligations (4.3%)
	American Home Mortgage Assets Trust
	1.696%, 11/25/2046, Ser.
1,053,790	2006-5, Class A1[d]	556,912
	BCAP, LLC Trust
	1.412%, 3/25/2037, Ser.
1,446,437	2007-AA1, Class 2A1[d]	1,361,673
	Bear Stearns Adjustable Rate Mortgage Trust
	2.830%, 10/25/2035, Ser.
300,546	2005-9, Class A1[d]	294,998
	Colt Mortgage Loan Trust
	2.614%, 5/27/2047, Ser.
3,009,320	2017-1, Class A1*	3,024,192
	Countrywide Alternative Loan Trust
	5.500%, 11/25/2035, Ser.
275,043	2005-49CB, Class A1	276,385
	5.500%, 2/25/2036, Ser.
229,553	2005-85CB, Class 2A2	216,751
	6.000%, 1/25/2037, Ser.
329,955	2006-39CB, Class 1A16	317,198
	Countrywide Home Loans, Inc.
	3.244%, 3/20/2036, Ser.
483,692	2006-HYB1, Class 1A1	416,646
	3.331%, 9/20/2036, Ser.
505,725	2006-HYB5, Class 2A1	418,367
	Deephaven Residential Mortgage Trust
	2.725%, 12/26/2046, Ser.
1,861,313	2017-1A, Class A1*	1,862,437
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
	1.546%, 4/25/2047, Ser.
1,023,301	2007-OA2, Class A1[d]	947,352

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Collateralized Mortgage Obligations (4.3%) - continued
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
	2.250%, 6/25/2025, Ser.
$1,057,994	2010-58, Class PT	$1,065,567
	HarborView Mortgage Loan Trust
	3.120%, 6/19/2034, Ser.
932,743	2004-5, Class 3A	916,247
	J.P. Morgan Alternative Loan Trust
	3.357%, 3/25/2036, Ser.
790,532	2006-A1, Class 2A1	705,543
	J.P. Morgan Mortgage Trust
	3.322%, 2/25/2036, Ser.
484,870	2006-A1, Class 2A2	452,335
	3.292%, 10/25/2036, Ser.
294,839	2006-A6, Class 1A2	272,697
	Master Asset Securitization Trust
	1.732%, 6/25/2036, Ser.
652,703	2006-2, Class 2A2[d]	317,514
	MortgageIT Trust
	1.492%, 12/25/2035, Ser.
894,298	2005-5, Class A1[d]	836,499
	NCUA Guaranteed Notes
	1.673%, 10/7/2020, Ser.
1,595,530	2010-R1, Class 1Ad	1,599,413
	Residential Accredit Loans, Inc. Trust
	4.116%, 9/25/2035, Ser.
447,746	2005-QA10, Class A31	379,069
	Sequoia Mortgage Trust
	2.104%, 9/20/2034, Ser.
1,787,675	2004-8, Class A2[d]	1,752,044
	Structured Asset Securities Corporation Trust
	5.500%, 12/25/2034, Ser.
1,118,703	2005-10, Class 3A1	1,118,631
	Wachovia Mortgage Loan Trust, LLC
	3.534%, 5/20/2036, Ser.
243,274	2006-A, Class 2A1	217,601
	WaMu Mortgage Pass Through Certificates
	1.522%, 10/25/2045, Ser.
305,181	2005-AR13, Class A1A1[d]	302,807
	1.656%, 10/25/2046, Ser.
2,023,396	2006-AR13, Class 1Ad	1,812,605
	1.552%, 12/25/2046, Ser.
1,024,488	2006-AR17, Class 1Ad	923,925
	1.516%, 1/25/2047, Ser.
902,120	2006-AR19, Class 1Ad	730,360
	Washington Mutual Mortgage Pass Through Certificates Trust
	1.696%, 9/25/2046, Ser.
666,768	2006-AR7, Class A1Ad	466,903
	1.526%, 2/25/2047, Ser.
1,106,773	2007-OA3, Class 2Ad	846,998
	Wells Fargo Commercial Mortgage Trust
	2.819%, 8/15/2050, Ser.
5,800,000	2014-LC16, Class A2	5,886,936
	2.632%, 5/15/2048, Ser.
2,925,000	2015-NXS1, Class A2	2,963,652
	Wells Fargo Mortgage Backed Securities Trust
	3.384%, 10/25/2034, Ser.
1,719,421	2004-V, Class 2A1	1,717,902

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
205

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Collateralized Mortgage Obligations (4.3%) - continued
$900,990	5.500%, 8/25/2035, Ser. 2005-6, Class A12	$920,568
835,187	3.126%, 3/25/2036, Ser. 2006-AR2, Class 2A1	841,141
390,013	3.170%, 3/25/2036, Ser. 2006-AR6, Class 3A1	372,546

	Total	37,112,414

Commercial Mortgage-Backed Securities (2.5%)
	Cold Storage Trust
4,850,000	2.226%, 4/15/2024, Ser. 2017-ICE3, Class A*,d	4,871,196
	Commercial Mortgage Pass-Through Certificates
4,000,000	2.275%, 6/8/2030, Ser. 2013- THL, Class A2[d,e]	3,999,997
	Commercial Mortgage Trust
1,750,000	3.039%, 12/10/2018, Ser. 2013-CR13, Class A2	1,777,540
6,755,000	2.928%, 2/10/2047, Ser. 2014-CR15, Class A2	6,848,020
	SCG Trust
3,575,000	2.809%, 11/15/2026, Ser. 2013-SRP1, Class Ad,e	3,548,017
	WFRBS Commercial Mortgage Trust
594,775	1.406%, 9/15/2046, Ser. 2013-C16, Class A1	594,262

	Total	21,639,032

Communications Services (2.6%)
	American Tower Corporation
1,800,000	3.450%, 9/15/2021	1,869,048
	American Tower Trust I
1,000,000	1.551%, 3/15/2018*	998,390
	AT&T, Inc.
1,400,000	2.226%, 6/30/2020[d]	1,417,514
2,000,000	3.200%, 3/1/2022	2,041,210
2,000,000	2.202%, 2/14/2023[c,d]	2,006,318
	CBS Corporation
2,000,000	2.500%, 2/15/2023	1,987,072
	Charter Communications Operating, LLC
1,142,000	3.579%, 7/23/2020	1,178,227
1,142,000	4.464%, 7/23/2022	1,221,579
	Cox Communications, Inc.
1,500,000	3.150%, 8/15/2024[c,e]	1,502,093
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021	258,164
1,000,000	2.250%, 9/1/2021	988,398
1,000,000	3.200%, 9/1/2024[c]	1,000,409
	Moody’s Corporation
1,250,000	2.750%, 7/15/2019	1,270,191
	SES Global Americas Holdings GP
1,125,000	2.500%, 3/25/2019[e]	1,124,057
	Verizon Communications, Inc.
2,080,000	2.037%, 6/17/2019[d]	2,098,597
1,425,000	3.000%, 11/1/2021	1,450,847

	Total	22,412,114

Consumer Cyclical (2.2%)
	BMW US Capital, LLC
1,450,000	1.500%, 4/11/2019[e]	1,446,356

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Consumer Cyclical (2.2%) - continued
	CVS Health Corporation
$870,000	2.250%, 8/12/2019	$876,923
	Daimler Finance North America, LLC
2,000,000	1.701%, 5/5/2020[d,e]	2,004,366
	eBay, Inc.
725,000	2.500%, 3/9/2018	728,933
	Ford Motor Credit Company, LLC
2,000,000	2.565%, 3/28/2022[d]	2,014,340
	General Motors Financial Company, Inc.
1,700,000	2.234%, 4/13/2020[d]	1,706,846
3,500,000	2.606%, 6/30/2022[d,h]	3,526,355
	Home Depot, Inc.
1,600,000	4.400%, 4/1/2021	1,729,248
	Hyundai Capital Services, Inc.
2,000,000	3.000%, 3/6/2022[e]	1,999,464
	Newell Rubbermaid, Inc.
1,150,000	3.150%, 4/1/2021	1,182,590
	Ralph Lauren Corporation
225,000	2.625%, 8/18/2020	228,928
	Yale University
1,250,000	2.086%, 4/15/2019	1,260,533

	Total	18,704,882

Consumer Non-Cyclical (5.6%)
	Abbott Laboratories
1,900,000	2.350%, 11/22/2019	1,920,225
	Actavis Funding SCS
2,215,000	2.483%, 3/12/2020[d]	2,268,193
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	510,135
	Anheuser-Busch InBev Finance, Inc.
2,000,000	2.430%, 2/1/2021[d]	2,077,788
1,335,000	3.300%, 2/1/2023	1,385,167
	BAT International Finance plc
1,905,000	1.756%, 6/15/2018[d,e]	1,909,669
	Bayer U.S. Finance, LLC
1,000,000	2.375%, 10/8/2019[e]	1,010,478
	Becton, Dickinson and Company
1,950,000	3.125%, 11/8/2021	1,993,696
	Boston Scientific Corporation
1,665,000	6.000%, 1/15/2020	1,817,126
	Bunge Limited Finance Corporation
1,100,000	3.500%, 11/24/2020	1,131,696
	Celgene Corporation
1,050,000	3.550%, 8/15/2022	1,101,148
	Church & Dwight Company, Inc.
1,155,000	2.450%, 12/15/2019	1,168,704
	Constellation Brands, Inc.
1,000,000	2.700%, 5/9/2022	1,006,668
	Express Scripts Holding Company
1,000,000	4.750%, 11/15/2021	1,094,698
1,100,000	3.000%, 7/15/2023	1,108,264
	Forest Laboratories, Inc.
596,000	4.375%, 2/1/2019[e]	614,101
	Gilead Sciences, Inc.
1,000,000	2.550%, 9/1/2020	1,020,457
	H. J. Heinz Company
1,950,000	3.500%, 7/15/2022	2,024,656
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,585,935
	Imperial Tobacco Finance plc
1,500,000	3.750%, 7/21/2022[e]	1,573,113
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[e]	2,509,637

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
206

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Consumer Non-Cyclical (5.6%) - continued
	Kroger Company
$1,500,000	2.800%, 8/1/2022	$1,510,690
	Laboratory Corporation of America Holdings
1,390,000	2.625%, 2/1/2020	1,405,152
	Mead Johnson Nutrition Company
1,150,000	3.000%, 11/15/2020	1,184,867
	Merck & Company, Inc.
1,490,000	1.560%, 2/10/2020[d]	1,500,636
	Mondelez International, Inc.
1,484,000	1.690%, 2/1/2019[d]	1,488,577
	Mylan NV
1,035,000	3.150%, 6/15/2021	1,056,876
	PepsiCo, Inc.
1,065,000	1.832%, 10/6/2021[d]	1,078,580
	Pernod Ricard SA
1,915,000	4.250%, 7/15/2022[e]	2,049,163
	Reynolds American, Inc.
447,000	3.250%, 6/12/2020	461,097
	Shire Acquisitions Investments Ireland Designated Activity Company
1,850,000	1.900%, 9/23/2019	1,848,211
	Smithfield Foods, Inc.
720,000	2.700%, 1/31/2020[e]	724,383
	Teva Pharmaceutical Finance Netherlands III BV
1,875,000	2.200%, 7/21/2021	1,848,525
	Unilever Capital Corporation
2,000,000	2.200%, 3/6/2019	2,017,254

	Total	49,005,565

Energy (4.1%)
	Anadarko Petroleum Corporation
860,000	4.850%, 3/15/2021	917,782
	BP Capital Markets plc
1,400,000	1.676%, 5/3/2019	1,398,480
	Canadian Natural Resources, Ltd.
1,500,000	2.950%, 1/15/2023	1,503,644
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,006,174
500,000	1.690%, 11/16/2018[d]	503,134
	DCP Midstream Operating, LP
1,350,000	2.700%, 4/1/2019	1,341,562
	Devon Energy Corporation
2,000,000	3.250%, 5/15/2022[h]	2,013,102
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019	1,246,877
	Enbridge, Inc.
2,000,000	2.900%, 7/15/2022	2,014,318
	Encana Corporation
1,005,000	3.900%, 11/15/2021[h]	1,032,003
	EOG Resources, Inc.
975,000	2.625%, 3/15/2023	970,897
	Exxon Mobil Corporation
1,900,000	1.708%, 3/1/2019	1,904,560
1,465,000	1.593%, 3/6/2022[d]	1,476,193
	Kinder Morgan Energy Partners, LP
2,000,000	3.500%, 3/1/2021	2,051,904
	Marathon Oil Corporation
2,000,000	2.800%, 11/1/2022	1,961,176
	Marathon Petroleum Corporation
1,400,000	3.400%, 12/15/2020	1,449,265
	Petrobras Global Finance BV
1,200,000	6.125%, 1/17/2022	1,261,500

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Energy (4.1%) - continued
	Petroleos Mexicanos
$1,200,000	4.878%, 3/11/2022[d,e]	$1,305,000
1,360,000	2.378%, 4/15/2025	1,366,261
	Schlumberger Holdings Corporation
1,400,000	3.000%, 12/21/2020[e]	1,430,866
	Shell International Finance BV
1,400,000	1.632%, 5/11/2020[d]	1,410,389
	Sinopec Group Overseas Development, Ltd.
1,175,000	1.750%, 9/29/2019[e]	1,162,413
	Sunoco Logistics Partners Operations, LP
1,675,000	4.400%, 4/1/2021	1,765,437
	Transcontinental Gas Pipe Line Company, LLC
650,000	7.850%, 2/1/2026	845,095

	Total	35,338,032

Financials (20.3%)
	ABN AMRO Bank NV
1,660,000	2.450%, 6/4/2020[e]	1,676,107
	Aflac, Inc.
1,650,000	2.400%, 3/16/2020	1,670,764
	American Express Credit Corporation
2,080,000	1.817%, 3/18/2019[d]	2,093,940
650,000	2.292%, 9/14/2020[d]	661,106
	American International Group, Inc.
1,170,000	3.300%, 3/1/2021	1,208,301
	Ares Capital Corporation
1,100,000	4.875%, 11/30/2018	1,139,423
	Athene Global Funding
2,000,000	2.529%, 7/1/2022[d,e]	2,013,284
	Bank of America Corporation
2,000,000	2.357%, 3/22/2018[d]	2,011,818
1,775,000	2.169%, 4/1/2019[d]	1,792,533
1,065,000	2.467%, 1/20/2023[d]	1,077,416
1,500,000	2.313%, 4/24/2023[d]	1,507,545
1,500,000	2.816%, 7/21/2023	1,498,251
900,000	4.000%, 1/22/2025	927,483
900,000	6.100%, 3/17/2025[i]	992,250
	Bank of New York Mellon Corporation
500,000	4.500%, 6/20/2023[i]	500,925
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,135,000	2.850%, 9/8/2021[e]	1,150,525
	Barclays plc
2,000,000	3.684%, 1/10/2023	2,055,436
	BB&T Corporation
1,220,000	2.019%, 1/15/2020[d]	1,231,019
	Bear Stearns Companies, LLC
1,500,000	6.400%, 10/2/2017	1,512,019
	BNZ International Funding, Ltd.
2,000,000	1.872%, 2/21/2020[d,e]	2,010,568
1,175,000	2.222%, 9/14/2021[d,e]	1,180,370
	BPCE SA
1,000,000	2.392%, 5/22/2022[d,e]	1,013,322
	Caisse Centrale Desjardins du Quebec
1,760,000	1.976%, 1/29/2018[d,e]	1,764,701
	Capital One Financial Corporation
2,000,000	1.941%, 5/12/2020[d]	2,010,200
	Capital One NA
2,500,000	2.461%, 1/30/2023[d]	2,517,828
	Citigroup, Inc.
1,475,000	2.074%, 4/8/2019[d]	1,484,750
1,500,000	2.274%, 4/25/2022[d]	1,509,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
207

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Financials (20.3%) - continued
$2,275,000	2.632%, 9/1/2023[d]	$2,324,572
2,000,000	2.279%, 5/17/2024[d]	2,004,396
	CNA Financial Corporation
2,000,000	5.875%, 8/15/2020	2,211,616
1,250,000	5.750%, 8/15/2021	1,395,357
	Compass Bank
2,000,000	2.875%, 6/29/2022	1,998,760
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,500,000	11.000%, 6/30/2019[e,i]	1,736,400
1,400,000	2.500%, 1/19/2021	1,416,036
	Credit Agricole SA
1,350,000	2.104%, 4/15/2019[d,e]	1,361,299
1,450,000	2.198%, 6/10/2020[d,e]	1,470,442
950,000	8.125%, 12/23/2025[e,i]	1,134,062
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[e]	1,698,750
810,000	7.500%, 12/11/2023[e,i]	921,375
	Discover Bank
1,650,000	8.700%, 11/18/2019	1,867,873
	Discover Financial Services
2,250,000	2.600%, 11/13/2018	2,269,951
	European Investment Bank
1,500,000	1.250%, 5/15/2018	1,498,809
	Fifth Third Bancorp
1,145,000	2.875%, 10/1/2021	1,167,766
	Goldman Sachs Capital II
70,000	4.000%, 9/1/2017[d,i]	62,650
	Goldman Sachs Group, Inc.
1,525,000	2.282%, 11/15/2018[d]	1,540,715
1,755,000	2.473%, 4/23/2020[d]	1,786,116
1,530,000	2.352%, 11/15/2021[d]	1,546,184
2,000,000	2.313%, 7/24/2023[d]	2,002,066
1,125,000	2.800%, 11/29/2023[d]	1,160,437
	HCP, Inc.
1,210,000	4.000%, 12/1/2022	1,272,544
	Hospitality Properties Trust
1,600,000	4.250%, 2/15/2021	1,672,349
	HSBC Holdings plc
1,175,000	2.801%, 1/5/2022[d]	1,213,258
2,000,000	3.262%, 3/13/2023	2,048,208
1,000,000	6.000%, 5/22/2027[i]	1,048,850
	Huntington Bancshares, Inc.
1,450,000	3.150%, 3/14/2021	1,485,845
	ING Bank NV
500,000	2.625%, 12/5/2022[e]	504,971
	ING Capital Funding Trust III
715,000	4.896%, 9/30/2017[d,i]	719,469
	ING Groep NV
1,350,000	6.000%, 4/16/2020[i]	1,399,950
2,400,000	2.445%, 3/29/2022[d]	2,436,725
	International Lease Finance Corporation
1,440,000	5.875%, 8/15/2022	1,629,848
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[e]	1,530,768
	J.P. Morgan Chase & Company
2,000,000	2.214%, 1/25/2018[d]	2,007,752
1,400,000	2.250%, 1/23/2020	1,410,539
1,250,000	5.300%, 5/1/2020[i]	1,308,125
1,250,000	3.875%, 9/10/2024	1,296,870
	J.P. Morgan Chase Bank NA
1,150,000	1.879%, 9/23/2019[d]	1,157,782

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Financials (20.3%) - continued
	Japan Bank for International Cooperation
$3,000,000	1.750%, 7/31/2018	$3,001,287
	KeyBank NA
2,250,000	1.722%, 6/1/2018[d]	2,257,792
	Kilroy Realty, LP
700,000	3.800%, 1/15/2023	724,384
	Lloyds Bank plc
2,005,000	1.770%, 3/16/2018[d]	2,008,007
	Lloyds Banking Group plc
350,000	4.582%, 12/10/2025	364,210
	Macquarie Bank, Ltd.
500,000	2.484%, 1/15/2019[d,e]	505,900
	Metropolitan Life Global Funding I
2,250,000	3.650%, 6/14/2018[e]	2,290,801
	Mitsubishi UFJ Financial Group, Inc.
1,175,000	2.296%, 9/13/2021[d]	1,191,573
1,600,000	2.092%, 2/22/2022[d]	1,620,357
	Mizuho Financial Group Cayman 3, Ltd.
675,000	4.600%, 3/27/2024[e]	718,401
	Mizuho Financial Group, Inc.
1,175,000	2.376%, 9/13/2021[d]	1,195,533
1,500,000	2.140%, 2/28/2022[d]	1,509,273
	Morgan Stanley
1,000,000	5.450%, 7/15/2019[i]	1,035,000
1,755,000	2.457%, 1/27/2020[d]	1,782,961
1,950,000	1.982%, 2/14/2020[d]	1,958,151
900,000	5.550%, 7/15/2020[i]	942,750
1,400,000	2.713%, 10/24/2023[d]	1,427,551
1,425,000	5.000%, 11/24/2025	1,560,698
	NCUA Guaranteed Notes
923,343	1.576%, 12/7/2020, Ser. 2010-A1, Class Ad	923,915
	New York Life Global Funding
550,000	1.550%, 11/2/2018[e]	549,938
	Peachtree Corners Funding Trust
1,125,000	3.976%, 2/15/2025[e]	1,151,242
	Prudential Financial, Inc.
1,150,000	2.350%, 8/15/2019	1,160,255
	Realty Income Corporation
1,000,000	2.000%, 1/31/2018	1,000,878
	Regions Financial Corporation
1,100,000	3.200%, 2/8/2021	1,127,353
	Reliance Standard Life Global Funding II
1,400,000	2.500%, 4/24/2019[e]	1,411,606
	Royal Bank of Scotland Group plc
2,000,000	2.652%, 5/15/2023[d]	2,019,080
2,000,000	3.498%, 5/15/2023	2,023,472
	Santander Holdings USA, Inc.
1,450,000	3.700%, 3/28/2022[e]	1,472,403
	Santander UK plc
850,000	3.125%, 1/8/2021	865,814
500,000	5.000%, 11/7/2023[e]	540,929
	Simon Property Group, LP
1,350,000	2.500%, 9/1/2020	1,370,702
1,400,000	2.500%, 7/15/2021	1,410,689
	Skandinaviska Enskilda Banken AB
2,500,000	1.375%, 5/29/2018[e]	2,495,905
	SLM Corporation
500,000	4.625%, 9/25/2017	501,250
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[e]	1,998,824
2,000,000	2.500%, 4/5/2022[e]	2,018,098

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
208

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Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Financials (20.3%) - continued
	Standard Chartered plc
$1,000,000	3.950%, 1/11/2023[e]	$1,019,562
	State Street Corporation
2,062,000	2.081%, 8/18/2020[d]	2,104,436
	Sumitomo Mitsui Banking Corporation
2,075,000	1.884%, 1/16/2018[d]	2,079,337
	Sumitomo Mitsui Financial Group, Inc.
1,450,000	4.436%, 4/2/2024[e]	1,541,205
	SunTrust Banks, Inc.
725,000	2.900%, 3/3/2021	738,528
	Svenska Handelsbanken AB
500,000	1.757%, 6/17/2019[d]	502,404
	Swedbank AB
1,750,000	1.750%, 3/12/2018[e]	1,751,808
	Synchrony Financial
1,175,000	2.402%, 2/3/2020[d]	1,188,020
1,230,000	4.250%, 8/15/2024	1,275,419
	Toronto-Dominion Bank
1,400,000	2.172%, 12/14/2020[d]	1,427,686
	UBS AG
2,000,000	1.996%, 3/26/2018[d]	2,008,392
	USB Group Funding Jersey, Ltd.
1,750,000	2.736%, 9/24/2020[d,e]	1,787,931
	USB Realty Corporation
1,200,000	2.451%, 1/15/2022[d,e,i]	1,065,000
	Voya Financial, Inc.
1,500,000	2.900%, 2/15/2018	1,509,336
500,000	5.650%, 5/15/2053	536,250
	Wells Fargo & Company
1,760,000	1.991%, 1/30/2020[d]	1,776,544
925,000	3.450%, 2/13/2023	952,571
1,400,000	2.541%, 10/31/2023[d]	1,428,475
900,000	5.875%, 6/15/2025[i]	997,875
900,000	4.100%, 6/3/2026	939,676
	XLIT, Ltd.
900,000	4.450%, 3/31/2025	937,344

	Total	176,635,500

Foreign Government (0.8%)
	Argentina Government International Bond
1,440,000	5.625%, 1/26/2022	1,476,000
	Bank of England Euro Note
1,000,000	1.250%, 3/16/2018[e]	999,418
	Export-Import Bank of Korea
1,720,000	2.250%, 1/21/2020	1,720,315
	Kommunalbanken AS
2,760,000	1.500%, 10/22/2019[e]	2,751,176
	Poland Government International Bond
125,000	4.000%, 1/22/2024	133,646

	Total	7,080,555

Mortgage-Backed Securities (3.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
11,570,000	3.000%, 8/1/2032[c]	11,907,384
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
189,847	6.500%, 9/1/2037	210,869
10,270,000	4.000%, 8/1/2047[c]	10,817,707

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Mortgage-Backed Securities (3.7%) - continued
	Federal National Mortgage Association Connecticut Avenue Securities
	2.532%, 4/25/2029, Ser.
$3,551,948	2016-C07, Class 2M1[d]	$3,584,550
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
393,749	6.000%, 8/1/2024	442,777
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
260,937	5.346%, 9/1/2037[d]	271,281
108,675	5.453%, 10/1/2037[d]	108,208
1,526,630	2.029%, 1/1/2043[d]	1,573,073
3,411,156	1.746%, 7/1/2043[d]	3,496,618

	Total	32,412,467

Technology (2.1%)
	Amphenol Corporation
1,122,000	2.550%, 1/30/2019	1,132,272
	Apple, Inc.
2,450,000	1.479%, 5/6/2019[d]	2,461,647
1,900,000	1.482%, 5/6/2020[d]	1,911,402
	Automatic Data Processing, Inc.
850,000	2.250%, 9/15/2020	862,340
	Broadcom Corporation
1,435,000	2.375%, 1/15/2020[e]	1,445,148
	Cisco Systems, Inc.
2,405,000	1.702%, 3/1/2019[d]	2,421,669
	Diamond 1 Finance Corporation
865,000	3.480%, 6/1/2019[e]	885,444
	Hewlett Packard Enterprise Company
2,200,000	3.231%, 10/5/2018[d]	2,240,973
	Intel Corporation
745,000	3.100%, 7/29/2022	771,322
	Microsoft Corporation
2,000,000	1.850%, 2/6/2020	2,008,548
	Oracle Corporation
1,325,000	2.500%, 5/15/2022	1,343,551
	Texas Instruments, Inc.
1,000,000	1.750%, 5/1/2020	1,003,945

	Total	18,488,261

Transportation (1.6%)
	Air Canada Pass Through Trust
1,071,829	3.875%, 3/15/2023[e]	1,069,149
	American Airlines Pass Through Trust
884,306	5.600%, 7/15/2020[e]	921,889
1,094,220	4.950%, 1/15/2023	1,174,787
726,055	3.700%, 5/1/2023	720,610
	British Airways plc
1,296,035	4.625%, 6/20/2024[e]	1,393,237
	Continental Airlines, Inc.
1,606,250	4.150%, 4/11/2024	1,690,578
	Delta Air Lines, Inc.
476,239	4.750%, 5/7/2020	500,051
	ERAC USA Finance, LLC
1,400,000	2.600%, 12/1/2021[e]	1,399,931
	J.B. Hunt Transport Services, Inc.
1,200,000	3.300%, 8/15/2022	1,223,814
	TTX Company
1,750,000	2.250%, 2/1/2019[e]	1,753,432
650,000	4.125%, 10/1/2023*	694,036

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
209

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Transportation (1.6%) - continued
	US Airways Pass Through Trust
$805,549	3.950%, 11/15/2025	$841,799
	Virgin Australia Holdings, Ltd.
739,856	5.000%, 10/23/2023[e]	769,451

	Total	14,152,764

U.S. Government and Agencies (17.8%)
	Federal Home Loan Bank
3,000,000	1.375%, 11/15/2019	2,995,059
	Federal National Mortgage Association
14,500,000	1.250%, 8/17/2021	14,206,839
	U.S. Treasury Bonds
6,750,000	5.500%, 8/15/2028	8,821,143
690,000	3.000%, 5/15/2042	709,299
2,705,000	2.500%, 5/15/2046	2,493,250
	U.S. Treasury Bonds, TIPS
5,301,200	0.125%, 1/15/2023	5,281,480
6,694,610	0.625%, 1/15/2026	6,775,688
6,129,315	0.375%, 1/15/2027	6,051,731
5,680,620	1.000%, 2/15/2046	5,666,078
	U.S. Treasury Notes
21,500,000	0.875%, 3/31/2018	21,456,334
46,000,000	1.000%, 11/30/2018	45,820,324
3,350,000	1.500%, 10/31/2019	3,358,767
2,800,000	1.125%, 8/31/2021	2,734,046
6,850,000	2.125%, 6/30/2022	6,942,317
570,000	1.625%, 8/15/2022	564,077
2,800,000	2.250%, 2/15/2027	2,792,126
	U.S. Treasury Notes, TIPS
17,553,690	0.125%, 4/15/2021	17,584,549

	Total	154,253,107

Utilities (2.2%)
	Ameren Corporation
1,100,000	2.700%, 11/15/2020	1,117,262
	Berkshire Hathaway Energy Company
1,250,000	2.400%, 2/1/2020	1,258,585
	DTE Energy Company
570,000	2.400%, 12/1/2019	574,368
	Electricite de France SA
1,000,000	5.250%, 1/29/2023[e,i]	1,033,750
	Eversource Energy
1,265,000	1.600%, 1/15/2018	1,263,794
1,250,000	1.450%, 5/1/2018	1,247,964
	Exelon Corporation
1,350,000	2.850%, 6/15/2020	1,376,704
1,250,000	3.497%, 6/1/2022	1,295,104
	Exelon Generation Company, LLC
1,125,000	2.950%, 1/15/2020	1,148,694
	Kansas City Power & Light Company
175,000	3.150%, 3/15/2023	178,553
	National Rural Utilities Cooperative Finance Corporation
850,000	4.750%, 4/30/2043	879,812
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,510,029
	PPL Capital Funding, Inc.
1,420,000	3.500%, 12/1/2022	1,472,079
	Public Service Electric And Gas Company
2,070,000	1.800%, 6/1/2019	2,068,694
	Sempra Energy
1,420,000	2.400%, 3/15/2020	1,435,184

Principal Amount	Long-Term Fixed Income (96.6%)	Value
Utilities (2.2%) - continued
	Southern California Edison Company
$845,000	2.400%, 2/1/2022	$849,285

	Total	18,709,861

	Total Long-Term Fixed Income (cost $835,758,518)	839,273,370

Shares	Preferred Stock (0.4%)	Value
Financials (0.3%)
54,000	Citigroup, Inc., 7.542%[d]	1,474,740
7,350	Farm Credit Bank of Texas, 6.750%[e,i]	802,987

	Total	2,277,727

Utilities (0.1%)
44,000	Southern California Edison Company Trust IV, 5.375%[i]	1,238,600

	Total	1,238,600

	Total Preferred Stock (cost $3,325,400)	3,516,327

Shares	Common Stock (<0.1%)	Value
Energy (<0.1%)
1,701	Arch Coal, Inc.	129,395

	Total	129,395

	Total Common Stock (cost $110,179)	129,395

Shares	Collateral Held for Securities Loaned (0.4%)	Value
3,666,400	Thrivent Cash Management Trust	3,666,400

	Total Collateral Held for Securities Loaned (cost $3,666,400)	3,666,400

Shares or Principal Amount	Short-Term Investments (4.9%)[j]	Value
	Federal Home Loan Bank Discount Notes
725,000	1.030%, 8/10/2017	724,819
970,000	1.035%, 8/17/2017[k]	969,569
	Thrivent Core Short-Term Reserve Fund
4,017,927	1.280%	40,179,274
	U.S. Treasury Bills
200,000	0.870%, 8/3/2017	199,989
100,000	0.954%, 9/14/2017	99,881

	Total Short-Term Investments (cost $42,173,515)	42,173,532

	Total Investments (cost $893,169,212) 103.2%	$896,352,258

	Other Assets and Liabilities, Net (3.2%)	(27,991,104)

	Total Net Assets 100.0%	$868,361,154

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
210

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Schedule of Investments as of July 31, 2017

(unaudited)

d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2017.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2017, the value of these investments was $205,193,332 or 23.6% of total net assets.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2017.
g	All or a portion of the security is insured or guaranteed.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited Maturity Bond Fund as of July 31, 2017 was $80,181,678 or 9.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2017.

Security	Acquisition Date	Cost
ALM Loan Funding CLO, 10/17/2026	4/28/2017	$3,300,000
American Tower Trust I, 3/15/2018	3/6/2013	1,000,000
Apidos CLO XVIII, 7/22/2026	4/4/2017	3,400,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	3,050,000
Betony CLO, Ltd., 4/15/2027	11/17/2016	2,750,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	3,450,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	3,800,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	1/27/2017	3,000,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	2,714,182
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	3,000,000
CLUB Credit Trust, 4/17/2023	6/14/2017	2,449,993
Cold Storage Trust, 4/15/2036	4/20/2017	4,850,000
Colt Mortgage Loan Trust, 5/27/2047	4/27/2017	3,009,269
Commonbond Student Loan Trust, 6/25/2032	6/17/2015	515,305
Deephaven Residential Mortgage Trust, 12/26/2046	4/7/2017	1,861,310
DRB Prime Student Loan Trust, 10/27/2031	9/23/2015	2,292,200
Dryden 34 Senior Loan Fund CLO, 10/15/2026	3/1/2017	3,050,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	989,474
FRS, LLC, 4/15/2043	4/10/2013	1,102,951
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	3,200,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	3,450,000

Security	Acquisition Date	Cost
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	$1,654,153
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	1,652,112
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	2,800,000
NextGear Floorplan Master Owner Trust, 10/15/2019	11/3/2014	1,999,644
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	3,350,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	3,300,000
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,200,000
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	1,358,797
TTX Company, 10/1/2023	9/19/2013	649,993
Upstart Securitization Trust, 6/20/2024	6/13/2017	2,879,975
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	3,045,425
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	408,190

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Fund as of July 31, 2017:

Securities Lending Transactions

Taxable Debt Security	$3,549,621

Total lending	$3,549,621
Gross amount payable upon return of collateral for securities loaned	$3,666,400

Net amounts due to counterparty	$116,779

Definitions:

CLO	-	Collateralized Loan Obligation
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,443,706
Gross unrealized depreciation	(5,260,660)

Net unrealized appreciation (depreciation)	$3,183,046
Cost for federal income tax purposes	$893,169,212

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
211

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	65,340	–	65,340	–
Capital Goods	983,045	–	983,045	–
Communications Services	2,829,121	–	2,829,121	–
Consumer Cyclical	2,159,409	–	1,944,140	215,269
Consumer Non-Cyclical	579,867	–	579,867	–
Energy	432,794	–	432,794	–
Technology	352,944	–	352,944	–
Utilities	190,714	–	190,714	–
Long-Term Fixed Income
Asset-Backed Securities	221,739,325	–	218,908,328	2,830,997
Basic Materials	6,168,927	–	6,168,927	–
Capital Goods	5,420,564	–	5,420,564	–
Collateralized Mortgage Obligations	37,112,414	–	37,112,414	–
Commercial Mortgage-Backed Securities	21,639,032	–	21,639,032	–
Communications Services	22,412,114	–	22,412,114	–
Consumer Cyclical	18,704,882	–	18,704,882	–
Consumer Non-Cyclical	49,005,565	–	49,005,565	–
Energy	35,338,032	–	35,338,032	–
Financials	176,635,500	–	176,635,500	–
Foreign Government	7,080,555	–	7,080,555	–
Mortgage-Backed Securities	32,412,467	–	32,412,467	–
Technology	18,488,261	–	18,488,261	–
Transportation	14,152,764	–	14,152,764	–
U.S. Government and Agencies	154,253,107	–	154,253,107	–
Utilities	18,709,861	–	18,709,861	–
Preferred Stock
Financials	2,277,727	1,474,740	802,987	–
Utilities	1,238,600	1,238,600	–	–
Common Stock
Energy	129,395	129,395	–	–
Short-Term Investments	1,994,258	–	1,994,258	–
Subtotal Investments in Securities	$852,506,584	$2,842,735	$846,617,583	$3,046,266

Other Investments *	Total
Short-Term Investments	40,179,274
Collateral Held for Securities Loaned	3,666,400
Subtotal Other Investments	$43,845,674
Total Investments at Value	$896,352,258

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	25,795	25,795	–	–
Total Asset Derivatives	$25,795	$25,795	$–	$–

Liability Derivatives
Futures Contracts	315,650	315,650	–	–
Total Liability Derivatives	$315,650	$315,650	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
212

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2017

(unaudited)

The following table presents Limited Maturity Bond Fund’s futures contracts held as of July 31, 2017. Investments and/or cash totaling $969,569 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	548	September 2017	$118,617,987	$118,556,376	($61,611)
5-Yr. U.S. Treasury Bond Futures	(486)	September 2017	(57,411,039)	(57,420,142)	(9,103)
10-Yr. U.S. Treasury Bond Futures	(355)	September 2017	(44,570,779)	(44,691,174)	(120,395)
20-Yr. U.S. Treasury Bond Futures	(112)	September 2017	(17,035,887)	(17,132,500)	(96,613)
CME Ultra Long Term U.S. Treasury Bond	(16)	September 2017	(2,604,072)	(2,632,000)	(27,928)
Ultra 10-Yr. U.S. Treasury Note	64	September 2017	8,617,205	8,643,000	25,795
Total Futures Contracts					($289,855)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2016	Gross Purchases	Gross Sales	Shares Held at July 31, 2017	Value July 31, 2017	Income Earned November 1, 2016 - July 31, 2017
Cash Management Trust- Collateral Investment	$3,895,550	$91,640,139	$91,869,289	3,666,400	$3,666,400	$45,912
Core Short-Term Reserve	27,820,890	221,741,875	209,383,491	4,017,927	40,179,274	279,362
Total Value and Income Earned	$31,716,440				$43,845,674	$325,274

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
213

MONEY MARKET FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	U.S. Government Agency Debt (84.3%)[a]	Value
	Federal Agricultural Mortgage Corporation
$3,500,000	1.122%, 6/22/2018[b]	$3,500,000
4,290,000	1.150%, 7/3/2018[b]	4,290,000
	Federal Farm Credit Bank
3,700,000	1.284%, 8/10/2017[b]	3,699,955
250,000	0.960%, 9/6/2017	249,760
2,130,000	0.930%, 9/8/2017	2,127,909
100,000	1.000%, 9/19/2017	99,864
1,400,000	1.150%, 10/10/2017	1,400,414
3,115,000	0.730%, 10/13/2017	3,112,825
7,040,000	1.260%, 3/14/2018[b]	7,039,559
3,520,000	1.234%, 12/5/2018[b]	3,519,762
4,380,000	1.264%, 3/25/2019[b]	4,379,646
4,300,000	1.170%, 4/24/2019[b]	4,299,264
2,145,000	1.284%, 7/3/2019[b]	2,144,793
	Federal Home Loan Bank
6,385,000	1.015%, 8/1/2017	6,385,000
1,800,000	0.912%, 8/2/2017	1,799,954
1,200,000	1.025%, 8/3/2017	1,199,932
13,700,000	1.003%, 8/4/2017	13,698,854
3,520,000	1.259%, 8/4/2017[b]	3,520,062
1,200,000	1.000%, 8/7/2017	1,199,800
750,000	1.001%, 8/8/2017	749,854
16,460,000	0.986%, 8/9/2017	16,456,394
2,658,000	1.005%, 8/10/2017	2,657,332
17,930,000	1.006%, 8/16/2017	17,922,484
4,380,000	1.176%, 8/17/2017[b]	4,380,270
2,650,000	0.944%, 8/18/2017	2,648,819
2,230,000	0.985%, 8/22/2017	2,228,719
11,555,000	0.993%, 8/23/2017	11,547,987
3,700,000	1.161%, 8/23/2017[b]	3,699,989
2,155,000	0.950%, 8/24/2017	2,153,692
4,005,000	1.000%, 8/25/2017	4,002,330
1,820,000	1.030%, 8/28/2017	1,818,594
2,550,000	1.042%, 8/29/2017	2,547,933
10,250,000	0.963%, 8/30/2017	10,242,052
4,000,000	1.020%, 8/31/2017	3,996,600
4,460,000	0.980%, 9/5/2017	4,455,751
4,100,000	1.264%, 9/5/2017[b]	4,100,242
6,000,000	1.039%, 9/6/2017	5,993,769
2,430,000	1.043%, 9/7/2017	2,427,396
8,500,000	1.000%, 9/8/2017	8,491,024
13,755,000	1.021%, 9/13/2017	13,738,231
1,150,000	1.013%, 9/18/2017	1,148,447
8,400,000	1.013%, 9/20/2017	8,388,188
4,310,000	0.960%, 9/21/2017	4,304,138
3,890,000	1.035%, 9/22/2017	3,884,184
1,055,000	1.030%, 9/25/2017	1,053,340
6,500,000	0.957%, 9/26/2017	6,490,326
3,110,000	1.045%, 10/6/2017	3,104,042
4,210,000	1.054%, 10/11/2017	4,201,249
4,290,000	1.040%, 10/25/2017	4,279,466
1,760,000	1.120%, 12/6/2017	1,753,046
3,500,000	1.074%, 12/13/2017[b]	3,500,093
4,290,000	1.129%, 12/21/2018[b]	4,290,000
	Federal Home Loan Mortgage Corporation
3,500,000	0.905%, 8/10/2018[b]	3,500,000
	Federal National Mortgage Association
4,310,000	1.275%, 1/11/2018[b]	4,310,000
	Financing Corporation
4,620,000	10.700%, 10/6/2017	4,699,762

Principal Amount	U.S. Government Agency Debt (84.3%)[a]	Value
	Overseas Private Investment Corporation
$2,200,000	1.150%, 8/7/2017[b]	$2,200,000
5,307,180	1.150%, 8/7/2017[b]	5,307,180
8,720,000	1.150%, 8/7/2017[b]	8,720,000
4,500,000	1.150%, 8/7/2017[b]	4,500,000
6,157,895	1.150%, 8/7/2017[b]	6,157,895
2,456,149	1.150%, 8/7/2017[b]	2,456,149
5,257,895	1.150%, 8/7/2017[b]	5,257,895
3,725,000	1.220%, 8/7/2017[b]	3,725,000
6,300,000	1.220%, 8/7/2017[b]	6,300,000
4,270,000	1.220%, 8/7/2017[b]	4,270,000
1,153,851	1.220%, 8/7/2017[b]	1,153,851
5,542,200	1.220%, 8/7/2017[b]	5,542,200
4,433,962	1.220%, 8/7/2017[b]	4,433,962
8,350,000	1.220%, 8/7/2017[b]	8,350,000
6,745,283	1.220%, 8/7/2017[b]	6,745,283
4,500,000	1.240%, 8/7/2017[b]	4,500,000
8,580,000	1.280%, 1/7/2018	8,587,440
4,290,000	1.300%, 1/12/2018	4,293,022
3,550,000	1.500%, 3/17/2018	3,569,894
2,880,000	1.380%, 4/30/2018	2,890,000
2,900,000	1.380%, 4/30/2018	2,910,070

	Total	354,702,937

Principal Amount	U.S. Treasury Debt (15.6%)[a]	Value
	U.S. Treasury Bills
4,220,000	1.000%, 9/21/2017	4,214,022
4,270,000	1.086%, 10/12/2017	4,260,725
7,720,000	1.141%, 10/19/2017	7,700,678
	U.S. Treasury Notes
4,500,000	1.875%, 8/31/2017	4,503,407
9,805,000	0.625%, 9/30/2017	9,798,941
1,000,000	1.875%, 10/31/2017	1,002,036
6,500,000	1.456%, 1/31/2018[b]	6,504,251
10,640,000	1.374%, 4/30/2018[b]	10,646,016
12,450,000	1.358%, 7/31/2018[b]	12,451,490
4,500,000	1.324%, 1/31/2019[b]	4,501,290

	Total	65,582,856

	Total Investments (at amortized cost) 99.9%	$420,285,793

	Other Assets and Liabilities, Net 0.1%	530,868

	Total Net Assets 100.0%	$420,816,661

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2017.

Cost for federal income tax purposes	$420,285,793

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
214

MONEY MARKET FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
U.S. Government Agency Debt	354,702,937	–	354,702,937	–
U.S. Treasury Debt	65,582,856	–	65,582,856	–
Total	$420,285,793	$–	$420,285,793	$–

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
215

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2017

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Funds, with the exception of the Money Market Fund, may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging

216

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2017

(unaudited)

(attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Funds, with the exception of the Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to

217

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2017

(unaudited)

the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

During the three month period ended July 31, 2017, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund, Balanced Income Plus Fund, Opportunity Income Plus Fund, Government Bond Fund and Limited Maturity Bond Fund used treasury options to manage the duration of the Fund versus the benchmark. Options on mortgage backed securities were used to generate income.

Futures Contracts – All Funds, with the exception of the Money Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the three month period ended July 31, 2017, Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund, Balanced Income Plus Fund, Opportunity Income Plus Fund, Partner Worldwide Allocation Fund, Income Fund, Government Bond Fund, and Limited Maturity Bond Fund used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.

During the three month period ended July 31, 2017, Aggressive Allocation Fund, Moderately Aggressive Allocation

Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund, Balanced Income Plus Fund, Opportunity Income Plus Fund, Partner Worldwide Allocation Fund, Large Cap Stock Fund and Low Volatility Equity Fund used equity futures to manage exposure to the equities markets.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, with the exception of the Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

During the three month period ended July 31, 2017, Partner Worldwide Allocation Fund used foreign currency forward contracts in order to gain active currency exposure and to hedge unwanted currency exposure.

Swap Agreements – All Funds, with the exception of the Money Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in

218

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2017

(unaudited)

the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

During the three month period ended July 31, 2017, Moderately Aggressive Allocation Fund, Moderate Allocation Fund and Moderately Conservative Allocation Fund used CDX indexes (comprised of credit default swaps) to help manage credit risk exposures within the fund.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

219

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 25, 2017	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 25, 2017	By:	/s/ David S. Royal
David S. Royal
President

Date: September 25, 2017	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer